                                                                    MAY 1, 2010

PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes individual Preference Plus Select contracts for deferred variable annuities ("Deferred Annuities").

--------------------------------------------------------------------------------

    You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Deferred Annuity. Your choices may include the Fixed
Account (not offered or described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.

                                        AMERICAN FUNDS(R)
AMERICAN FUNDS BOND                         AMERICAN FUNDS GROWTH
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION  AMERICAN FUNDS GROWTH-INCOME
                                       MET INVESTORS FUND
AMERICAN FUNDS BALANCED ALLOCATION          MET/FRANKLIN MUTUAL SHARES
AMERICAN FUNDS GROWTH ALLOCATION            MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
AMERICAN FUNDS MODERATE ALLOCATION          MET/TEMPLETON GROWTH
BLACKROCK LARGE CAP CORE                    MFS(R) RESEARCH INTERNATIONAL
CLARION GLOBAL REAL ESTATE                  MORGAN STANLEY MID CAP GROWTH
HARRIS OAKMARK INTERNATIONAL                OPPENHEIMER CAPITAL APPRECIATION
INVESCO SMALL CAP GROWTH                    PIMCO INFLATION PROTECTED BOND
JANUS FORTY                                 PIMCO TOTAL RETURN
LAZARD MID CAP                              RCM TECHNOLOGY
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH    SSGA GROWTH AND INCOME ETF
LEGG MASON VALUE EQUITY                     SSGA GROWTH ETF
LORD ABBETT BOND DEBENTURE                  T. ROWE PRICE MID CAP GROWTH
MET/FRANKLIN INCOME
                                        METROPOLITAN FUND
ARTIO INTERNATIONAL STOCK                   METLIFE CONSERVATIVE TO MODERATE ALLOCATION
BARCLAYS CAPITAL AGGREGATE BOND INDEX       METLIFE MID CAP STOCK INDEX
BLACKROCK AGGRESSIVE GROWTH                 METLIFE MODERATE ALLOCATION
BLACKROCK BOND INCOME                       METLIFE MODERATE TO AGGRESSIVE ALLOCATION
BLACKROCK DIVERSIFIED                       METLIFE STOCK INDEX
BLACKROCK LARGE CAP VALUE                   MFS(R) TOTAL RETURN
BLACKROCK LEGACY LARGE CAP GROWTH           MFS(R) VALUE
BLACKROCK MONEY MARKET                      MORGAN STANLEY EAFE(R) INDEX
DAVIS VENTURE VALUE                         NEUBERGER BERMAN GENESIS
FI VALUE LEADERS                            NEUBERGER BERMAN MID CAP VALUE
JENNISON GROWTH                             OPPENHEIMER GLOBAL EQUITY
LOOMIS SAYLES SMALL CAP CORE                RUSSELL 2000(R) INDEX
LOOMIS SAYLES SMALL CAP GROWTH              T. ROWE PRICE LARGE CAP GROWTH
MET/ARTISAN MID CAP VALUE                   T. ROWE PRICE SMALL CAP GROWTH
METLIFE AGGRESSIVE ALLOCATION               WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
METLIFE CONSERVATIVE ALLOCATION             WESTERN ASSET MANAGEMENT U.S. GOVERNMENT

Certain Portfolios have been subject to a name change. Please see Appendix D -- "Additional Information Regarding the Portfolios".

HOW TO LEARN MORE:
Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2010. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 139 of this Prospectus. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
P.O. Box 10342
Des Moines, IA 50306-0342
(800) 638-7732




 DEFERRED
 ANNUITIES
 AVAILABLE:

   .  Non-Qualified
   .  Traditional IRA
   .  Roth IRA
   .  Simplified Employee Pensions (SEPs)
   .  SIMPLE Individual Retirement Annuities

 CLASSES AVAILABLE
 FOR EACH
 DEFERRED ANNUITY
   .  B
   .  Bonus
   .  C
   .  L

 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

 .  a bank deposit or obligation;

 .  federally insured or guaranteed; or

 .  endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and withdrawal charge schedule. Each provides the opportunity to invest for retirement. The expenses for the Bonus Class of the Deferred Annuity may be higher than similar contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the Bonus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

                               TABLE OF CONTENTS

Important Terms You Should Know.................................................  5
Table of Expenses...............................................................  8
Accumulation Unit Values Tables................................................. 22
MetLife......................................................................... 23
Metropolitan Life Separate Account E............................................ 23
Variable Annuities.............................................................. 23
    Replacement of Annuity Contracts............................................ 24
    The Deferred Annuity........................................................ 24
Classes of the Deferred Annuity................................................. 25
Your Investment Choices......................................................... 28
Deferred Annuities.............................................................. 37
    The Deferred Annuity and Your Retirement Plan............................... 37
    Automated Investment Strategies and Enhanced Dollar Cost Averaging Program.. 37
    Purchase Payments........................................................... 41
        Allocation of Purchase Payments......................................... 42
        Debit Authorizations.................................................... 43
        Limits on Purchase Payments............................................. 43
    The Value of Your Investment................................................ 43
    Transfer Privilege.......................................................... 44
    Access to Your Money........................................................ 46
        Systematic Withdrawal Program........................................... 47
    Charges..................................................................... 48
        Separate Account Charge................................................. 48
        Investment-Related Charge............................................... 49
    Annual Contract Fee......................................................... 49
        Optional Enhanced Death Benefit......................................... 49
        Optional Guaranteed Minimum Income Benefits............................. 49
        Optional Guaranteed Withdrawal Benefits................................. 50
        Optional Guaranteed Minimum Accumulation Benefit........................ 51
    Premium and Other Taxes..................................................... 51
    Withdrawal Charges.......................................................... 51
        When No Withdrawal Charge Applies....................................... 52
    Free Look................................................................... 53
    Death Benefit--Generally.................................................... 54
        Basic Death Benefit..................................................... 56
    Optional Death Benefits..................................................... 58
        Annual Step-Up Death Benefit............................................ 58
        Greater of Annual Step-Up or 5% Annual Increase Death Benefit........... 59
        The Enhanced Death Benefit.............................................. 61
        Earnings Preservation Benefit........................................... 65
    Living Benefits............................................................. 67
        Overview of Living Benefits............................................. 67
           Guaranteed Income Benefits........................................... 68
           Guaranteed Withdrawal Benefits....................................... 83

        Guaranteed Minimum Accumulation Benefit................................. 108
    Pay-Out Options (or Income Options)......................................... 112
        Income Payment Types.................................................... 113
        Allocation.............................................................. 114
        Minimum Size of Your Income Payment..................................... 114
        The Value of Your Income Payments....................................... 114
        Reallocation Privilege.................................................. 115
        Charges................................................................. 116
General Information............................................................. 117
    Administration.............................................................. 117
        Purchase Payments....................................................... 117
        Confirming Transactions................................................. 117
        Processing Transactions................................................. 117
           By Telephone or Internet............................................. 118
           After Your Death..................................................... 118
           Misstatement......................................................... 119
           Third Party Requests................................................. 119
           Valuation--Suspension of Payments.................................... 119
    Advertising Performance..................................................... 119
    Changes to Your Deferred Annuity............................................ 121
    Voting Rights............................................................... 122
    Who Sells the Deferred Annuities............................................ 122
    Financial Statements........................................................ 125
    Your Spouse's Rights........................................................ 125
    When We Can Cancel Your Deferred Annuity.................................... 125
Income Taxes.................................................................... 126
Legal Proceedings............................................................... 138
Table of Contents for the Statement of Additional Information................... 139
Appendix A Premium Tax Table.................................................... 140
Appendix B Accumulation Unit Values For Each Investment Division Tables......... 141
Appendix C Portfolio Legal Names and Marketing Names............................ 163
Appendix D Additional Information Regarding the Portfolios...................... 164

The Deferred Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, supplements to the prospectus or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your Contract will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the contract owner dies.

CONTRACT

A Contract is the legal agreement between you and MetLife. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT OWNER

The person or entity which has all rights including the right to direct who receives income payments.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

GOOD ORDER

A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, the Met Investors Fund or the American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

WITHDRAWAL CHARGE

The withdrawal charge is the amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU

In this Prospectus "you" is the contract owner of the Deferred Annuity and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife). "You" can also be a beneficiary of a deceased person's Individual Retirement Account contract or non-qualified Deferred Annuity who purchases the Deferred Annuity in his or her capacity as beneficiary. A Contract generally may have two owners (both of whom must be individuals). The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA Contract.

   TABLE OF EXPENSES--PREFERENCE PLUS SELECT DEFERRED ANNUITIES

       The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred
   Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions. The tables do not show premium taxes (See Appendix A) and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging Program.

   Table 1--Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments........................                 None
--------------------------------------------------------------------------------------
Withdrawal Charge (as a percentage of each purchase payment) (1).             Up to 9%
--------------------------------------------------------------------------------------
Transfer Fee (2)................................................. Current Charge: None
--------------------------------------------------------------------------------------
                                                       Maximum Guaranteed Charge: $25
--------------------------------------------------------------------------------------

     The second set of tables describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

   Table 2(a)--Fees Deducted on Each Contract Anniversary

                          Annual Contract Fee (3). $30
                          ----------------------------

   Table 2(b)--Separate Account Charge

     SEE BELOW FOR AN ADDITIONAL OPTIONAL DEATH BENEFIT, THE ENHANCED DEATH BENEFIT, FOR WHICH THE CHARGE IS ASSESSED ON THE DEATH BENEFIT BASE AND DEDUCTED ANNUALLY FROM YOUR ACCOUNT BALANCE.

Current Annual Separate Account Charge (as a percentage of your average Account Balance) for American Funds Bond,
American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions (4)
                                                                     B CLASS   BONUS CLASS (5)   C CLASS  L CLASS
                          Death Benefit                              -------   ---------------   -------  -------
  Basic Death Benefit...............................................  1.50%         1.95%         1.90%    1.75%
------------------------------------------------------------------------------------------------------------------
  Optional Annual Step-Up Benefit...................................  1.70%         2.15%         2.10%    1.95%
------------------------------------------------------------------------------------------------------------------
  Optional Greater of Annual Step-Up or 5% Annual Increase Amount...  1.85%         2.30%         2.25%    2.10%
------------------------------------------------------------------------------------------------------------------
Optional Earnings Preservation Benefit (6)..........................   .25%          .25%          .25%     .25%
------------------------------------------------------------------------------------------------------------------

Current Annual Separate Account Charge (as a percentage of your average Account Balance) for all investment divisions except the American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small
Capitalization Divisions (4)
                                                                       B CLASS     BONUS CLASS (6)     C CLASS     L CLASS
                          Death Benefit                                -------     ---------------     -------     -------
  Basic Death Benefit.................................................  1.25%           1.70%           1.65%       1.50%
-----------------------------------------------------------------------------------------------------------------------------
  Optional Annual Step-Up Benefit.....................................  1.45%           1.90%           1.85%       1.70%
-----------------------------------------------------------------------------------------------------------------------------
  Optional Greater of Annual Step-Up or 5% Annual Increase Amount.....  1.60%           2.05%           2.00%       1.85%
-----------------------------------------------------------------------------------------------------------------------------
Optional Earnings Preservation Benefit (6)............................   .25%            .25%            .25%        .25%
-----------------------------------------------------------------------------------------------------------------------------

        Table 2(c)--Additional Optional Death Benefits

Enhanced Death Benefit (Prior to Optional Step-Up) (issue age 69 or younger) (7)  0.75% of the Death Benefit Base
------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit (Prior to Optional Step-Up) (issue age 70-75) (7)          0.95% of the Death Benefit
                                                                                  Base
------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit (Maximum upon Optional Step-Up) (7)                        1.50% of the Death Benefit
                                                                                  Base
------------------------------------------------------------------------------------------------------------------

        Table 2(d)--Optional Guaranteed Income Benefits (8)

Guaranteed Minimum Income Benefit Plus II (Prior to Optional Step-Up/Reset) (9)  1.00% of the Income Base
----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Plus I (Prior to Optional Step-Up/Reset) (9)   0.80% of the Income Base
----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Plus II/Guaranteed Minimum Income Benefit      1.50% of the Income Base
Plus I (Maximum upon Optional Step-Up/Reset) (9)
----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit II and Guaranteed Minimum Income               0.50% of the Income Base
Benefit I (9)
----------------------------------------------------------------------------------------------------------

        Table 2(e)--Optional Guaranteed Withdrawal Benefits

LIFETIME WITHDRAWAL BENEFITS
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Single Life Version) (Prior to Automatic    1.25% of the Total Guaranteed
  Annual Step-Up) (10)                                                                  Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Single Life Version) (Maximum upon          1.60% of the Total Guaranteed
  Automatic Annual Step-Up) (10)                                                        Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Joint Life Version) (Prior to Automatic     1.50% of the Total Guaranteed
  Annual Step-Up) (10)                                                                  Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Joint Life Version) (Maximum upon           1.80% of the Total Guaranteed
  Automatic Annual Step-Up) (10)                                                        Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Single Life Version) (Prior to Automatic     0.50% of the Total Guaranteed
  Annual Step-Up) (10)                                                                  Withdrawal Benefit
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Single Life Version) (Maximum upon           0.95% of the Total Guaranteed
  Automatic Annual Step-Up) (10)                                                        Withdrawal Benefit
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Joint Life Version) (Prior to Automatic      0.70% of the Total Guaranteed
  Annual Step-Up) (10)                                                                  Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Joint Life Version) (Maximum upon            1.40% of the Total Guarantee
  Automatic Annual Step-Up) (10)                                                        Withdrawal Benefit Amount
----------------------------------------------------------------------------------------------------------------------
GUARANTEED WITHDRAWAL BENEFITS
----------------------------------------------------------------------------------------------------------------------
  Enhanced Guaranteed Withdrawal Benefit (Prior to Optional Reset) (11)                 0.55% of the Guaranteed
                                                                                        Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Enhanced Guaranteed Withdrawal Benefit (Maximum upon Optional Reset) (11)             1.00% of the Guaranteed
                                                                                        Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Guaranteed Withdrawal Benefit I (Prior to Optional Reset) (10)                        0.50% of the Guaranteed
                                                                                        Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------
  Guaranteed Withdrawal Benefit I (Maximum Upon Optional Reset) (10)                    0.95% of the Guaranteed
                                                                                        Withdrawal Amount
----------------------------------------------------------------------------------------------------------------------

        Table 2(f)--Optional Guaranteed Asset Accumulation Benefit

     ----------------------------------------------------------------------
     Guaranteed Minimum Accumulation Benefit (12)  0.75% of the Guaranteed
                                                   Accumulation Amount
     ----------------------------------------------------------------------

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity. All of the Portfolios listed below are Class B except for the Portfolios of the American Funds(R), which are Class 2 and the American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation Portfolios of the Met Investors Fund, which are Class C. Certain Portfolios may impose a redemption fee in the future. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800-638-7732.

        Table 3--Portfolio Operating Expenses

                                                                       Minimum              Maximum
                                                          --------------------------------  -------
                                                          (Does not take into consideration
                                                          any American Funds(R) Portfolio,
                                                          for which an additional separate
                                                          account charge applies.)
---------------------------------------------------------------------------------------------------
Total Annual Metropolitan Fund, Met Investors Fund and
American Funds(R) Operating Expenses for the fiscal year
ending December 31, 2009 (expenses that are deducted
from these Fund's assets include management fees,
distribution fees (12b-1 fees) and other expenses).                     0.53%                1.60%
---------------------------------------------------------------------------------------------------

  Notes

/1/ A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. The charges on purchase payments for each class is calculated according to the following schedule:

         IF WITHDRAWN DURING YEAR  B CLASS BONUS CLASS C CLASS L CLASS
         ------------------------  ------- ----------- ------- -------
               1..................    7%        9%      None      7%
         -------------------------------------------------------------
               2..................    6%        8%                6%
         -------------------------------------------------------------
               3..................    6%        8%                5%
         -------------------------------------------------------------
               4..................    5%        7%                0%
         -------------------------------------------------------------
               5..................    4%        6%                0%
         -------------------------------------------------------------
               6..................    3%        4%                0%
         -------------------------------------------------------------
               7..................    2%        3%                0%
         -------------------------------------------------------------
               Thereafter.........    0%        0%                0%
         -------------------------------------------------------------

    There are times when the withdrawal charge does not apply. For example, you may always withdraw earnings without a withdrawal charge. After the first Contract Year, you may also withdraw up to 10% of your total purchase payments without a withdrawal charge.

/2/ We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

/3/ This fee is waived if the Account Balance is $50,000 or more. Regardless of the amount of your Account Balance, the entire fee will be deducted if you take a total withdrawal of your Account Balance. During the pay-out phase, we reserve the right to deduct this fee.

/4/ You pay the Separate Account charge with the Basic Death Benefit for your class of the Deferred Annuity during the pay-out phase of your Contract. Charges for optional benefits are those for Deferred Annuities purchased after April 30, 2005. Different charges may have been in effect for prior time periods. We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average Account Balance in any such investment divisions as shown in the table labeled "Current Separate Account Charge for the American Funds Investment Divisions". Different Separate Account charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions were in effect prior to May 1, 2004.

    We are waiving 0.08% of the Separate Account charge for the investment division investing in the BlackRock Large-Cap Core Portfolio.

/5/ The Separate Account charge for the Bonus Class will be reduced by 0.45% to 1.25% for the Basic Death Benefit (1.50% for amounts held in the American Funds Investment Divisions) after you have held the Contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 1.45% for the Annual Step-Up Death Benefit and 1.60% for the Greater of Annual Set-Up or 5% Annual Increase Death Benefit (1.70% and 1.85%, respectively, for amounts held in the American Funds Investment Divisions) after you have held the Contract for seven years.

/6/ The Separate Account charge for the Earnings Preservation Benefit is in addition to the Separate Account charge for your class of the Deferred Annuity with the death benefit you have chosen. You pay the Separate Account charge designated under the appropriate class for the Basic Death Benefit, the Optional Annual Step-Up Death Benefit or the Optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit.

/7/ The charge for the Enhanced Death Benefit is a percentage of your Death
    Benefit Base, as defined later in this Prospectus. You do not pay this charge once you are in the pay-out phase of your Contract or after your rider terminates. Different charges for the Enhanced Death Benefit and the Enhanced Death Benefit purchased with the Guaranteed Minimum Income Benefit Plus II were in effect prior to May 4, 2009 and February 24, 2009. The Enhanced Death Benefit charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Optional Step-Up.

/8/ You may not have a Guaranteed Withdrawal Benefit, a Guaranteed Minimum
    Income Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time. You may not have the Enhanced Death Benefit in effect with any living benefit rider except the Guaranteed Minimum Income Benefit
    Plus II.

/9/ For Contracts issued in New York State only, the Guaranteed Minimum Income
    Benefit Plus II charge (prior to Optional Step-Up/Reset) is 0.95%. The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus. You do not pay this charge once you are in the pay-out phase of your Contract or after your rider terminates. Different charges for the Guaranteed Minimum Income Benefit Plus I were in effect prior to February 26, 2007 and May 1, 2005. Different charges for the Guaranteed Minimum Income Benefit Plus II were in effect prior to February 24, 2009 and May 1, 2005. If, at the time your Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Optional Step-Up or Optional Reset. Certain guaranteed income benefit riders are no longer available for sale. (See Guaranteed Income Benefits for more information.)

/10/The charge for the Guaranteed Withdrawal Benefit I and the Enhanced
    Guaranteed Withdrawal Benefit is a percentage of your Guaranteed Withdrawal Amount, as defined later in this Prospectus. The charge for the Lifetime Withdrawal Guarantee Benefit I and Lifetime Withdrawal Guarantee Benefit II is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus. Different charges for the Lifetime Withdrawal Guarantee Benefit II were in effect prior to February 24, 2009. If, at the time your Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Optional Step-Up or Optional Reset. Certain guaranteed withdrawal benefit riders are no longer available for sale. (See Guaranteed Withdrawal Benefits for more information.)

/11/The charge for the Guaranteed Minimum Accumulation Benefit is a percentage of your Guaranteed Accumulation Amount, as defined later in this Prospectus. You do not pay for this charge once you are in the pay-out phase of your Contract or after your rider terminates. (See Guaranteed Minimum Accumulation Benefit for more information.)

Table 4-- Portfolio Fees and Expenses as of December 31, 2009 (unless otherwise noted)
(as a percentage of average daily net assets)

  AMERICAN FUNDS(R)--CLASS 2
                                          DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                             AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR    ANNUAL
                               MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
                                  FEE     (12B-1) FEES EXPENSES EXPENSES* EXPENSES   REIMBURSEMENT  EXPENSES**
--------------------------------------------------------------------------------------------------------------
American Funds Bond Fund......    0.38%       0.25%      0.01%     --       0.64%         --           0.64%
American Funds Global Small
  Capitalization Fund.........    0.72%       0.25%      0.04%     --       1.01%         --           1.01%
American Funds Growth Fund....    0.33%       0.25%      0.02%     --       0.60%         --           0.60%
American Funds Growth-Income
  Fund........................    0.28%       0.25%      0.01%     --       0.54%         --           0.54%
                                                                                    --------------------------


  MET INVESTORS FUND
                                          DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                             AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR    ANNUAL
                               MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
                                  FEE     (12B-1) FEES EXPENSES EXPENSES* EXPENSES   REIMBURSEMENT  EXPENSES**
---------------------------------------------------------------------------------------------------------------
American Funds Balanced
  Allocation Portfolio --
  Class C.....................    0.08%       0.55%      0.02%    0.39%     1.04%          --          1.04%/1/
American Funds Growth
  Allocation Portfolio --
  Class C.....................    0.08%       0.55%      0.02%    0.38%     1.03%          --          1.03%/1/
American Funds Moderate
  Allocation Portfolio --
  Class C.....................    0.09%       0.55%      0.03%    0.39%     1.06%        0.02%         1.04%/2/
BlackRock Large Cap Core
  Portfolio -- Class B........    0.59%       0.25%      0.06%      --      0.90%          --          0.90%
Clarion Global Real Estate
  Portfolio -- Class B........    0.64%       0.25%      0.09%      --      0.98%          --          0.98%
Harris Oakmark International
  Portfolio -- Class B........    0.79%       0.25%      0.05%      --      1.09%          --          1.09%
Invesco Small Cap Growth
  Portfolio -- Class B........    0.86%       0.25%      0.04%      --      1.15%          --          1.15%
Janus Forty Portfolio --
  Class B.....................    0.64%       0.25%      0.04%      --      0.93%          --          0.93%
Lazard Mid Cap Portfolio --
  Class B.....................    0.70%       0.25%      0.04%      --      0.99%          --          0.99%
Legg Mason ClearBridge
  Aggressive Growth Portfolio
  -- Class B..................    0.64%       0.25%      0.03%      --      0.92%          --          0.92%
Legg Mason Value Equity
  Portfolio -- Class B........    0.64%       0.25%      0.07%      --      0.96%          --          0.96%
Lord Abbett Bond Debenture
  Portfolio -- Class B........    0.51%       0.25%      0.04%      --      0.80%          --          0.80%
Met/Franklin Income Portfolio
  -- Class B..................    0.79%       0.25%      0.14%      --      1.18%          --          1.18%
Met/Franklin Mutual Shares
  Portfolio -- Class B........    0.80%       0.25%      0.10%      --      1.15%          --          1.15%
Met/Franklin Templeton
  Founding Strategy Portfolio
  -- Class B..................    0.05%       0.25%      0.03%    0.84%     1.17%        0.03%         1.14%/3/
Met/Templeton Growth
  Portfolio -- Class B........    0.69%       0.25%      0.18%      --      1.12%        0.07%         1.05%/4/
MFS(R) Research International
  Portfolio -- Class B........    0.71%       0.25%      0.10%      --      1.06%          --          1.06%
Morgan Stanley Mid Cap Growth
  Portfolio -- Class B........    0.70%       0.25%      0.20%      --      1.15%          --          1.15%
Oppenheimer Capital
  Appreciation Portfolio --
  Class B.....................    0.60%       0.25%      0.07%      --      0.92%          --          0.92%
PIMCO Inflation Protected
  Bond Portfolio -- Class B...    0.48%       0.25%      0.05%      --      0.78%          --          0.78%
PIMCO Total Return Portfolio
  -- Class B..................    0.48%       0.25%      0.04%      --      0.77%          --          0.77%
RCM Technology Portfolio --
  Class B.....................    0.88%       0.25%      0.08%      --      1.21%          --          1.21%
SSgA Growth and Income ETF
  Portfolio -- Class B........    0.33%       0.25%      0.07%    0.21%     0.86%        0.03%         0.83%/5/
SSgA Growth ETF Portfolio --
  Class B.....................    0.33%       0.25%      0.10%    0.22%     0.90%        0.03%         0.87%/6/
T. Rowe Price Mid Cap Growth
  Portfolio -- Class B........    0.75%       0.25%      0.04%      --      1.04%          --          1.04%
                                                                                    ---------------------------

  METROPOLITAN FUND--CLASS B
                                                                                     ----------------------------
                                           DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                              AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR    ANNUAL
                                MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
                                   FEE     (12B-1) FEES EXPENSES EXPENSES* EXPENSES   REIMBURSEMENT  EXPENSES**
-----------------------------------------------------------------------------------------------------------------
Artio International Stock
  Portfolio....................    0.83%       0.25%      0.13%    0.03%     1.24%        0.03%         1.21%/7/
Barclays Capital Aggregate
  Bond Index Portfolio.........    0.25%       0.25%      0.05%      --      0.55%        0.01%         0.54%/8/
BlackRock Aggressive Growth
  Portfolio....................    0.73%       0.25%      0.06%      --      1.04%          --          1.04%
BlackRock Bond Income
  Portfolio....................    0.38%       0.25%      0.05%      --      0.68%        0.03%         0.65%/9/
BlackRock Diversified
  Portfolio....................    0.46%       0.25%      0.06%      --      0.77%          --          0.77%
BlackRock Large Cap Value
  Portfolio....................    0.64%       0.25%      0.03%      --      0.92%          --          0.92%
BlackRock Legacy Large Cap
  Growth Portfolio.............    0.73%       0.25%      0.10%      --      1.08%        0.01%         1.07%/10/
BlackRock Money Market
  Portfolio....................    0.32%       0.25%      0.02%      --      0.59%        0.01%         0.58%/11/
Davis Venture Value Portfolio..    0.71%       0.25%      0.03%      --      0.99%        0.05%         0.94%/12/
FI Value Leaders Portfolio.....    0.67%       0.25%      0.10%      --      1.02%          --          1.02%
Jennison Growth Portfolio......    0.62%       0.25%      0.04%      --      0.91%        0.04%         0.87%/13/
Loomis Sayles Small Cap Core
  Portfolio....................    0.90%       0.25%      0.09%      --      1.24%        0.05%         1.19%/14/
Loomis Sayles Small Cap
  Growth Portfolio.............    0.90%       0.25%      0.45%      --      1.60%        0.05%         1.55%/15/
Met/Artisan Mid Cap Value
  Portfolio....................    0.82%       0.25%      0.05%      --      1.12%          --          1.12%/16/
MetLife Aggressive Allocation
  Portfolio....................    0.10%       0.25%      0.04%    0.74%     1.13%        0.04%         1.09%/17/
MetLife Conservative
  Allocation Portfolio.........    0.10%       0.25%      0.02%    0.58%     0.95%        0.02%         0.93%/17/
MetLife Conservative to
  Moderate Allocation
  Portfolio....................    0.09%       0.25%      0.01%    0.63%     0.98%          --          0.98%/18/
MetLife Mid Cap Stock Index
  Portfolio....................    0.25%       0.25%      0.10%    0.01%     0.61%        0.01%         0.60%/8/
MetLife Moderate Allocation
  Portfolio....................    0.07%       0.25%        --     0.67%     0.99%          --          0.99%/18/
MetLife Moderate to
  Aggressive Allocation
  Portfolio....................    0.07%       0.25%        --     0.71%     1.03%          --          1.03%/18/
MetLife Stock Index Portfolio..    0.25%       0.25%      0.03%      --      0.53%        0.01%         0.52%/8/
MFS(R) Total Return Portfolio..    0.54%       0.25%      0.06%      --      0.85%          --          0.85%
MFS(R) Value Portfolio.........    0.71%       0.25%      0.03%      --      0.99%        0.08%         0.91%/19/
Morgan Stanley EAFE(R) Index
  Portfolio....................    0.30%       0.25%      0.14%    0.01%     0.70%        0.01%         0.69%/20/
Neuberger Berman Genesis
  Portfolio....................    0.85%       0.25%      0.09%      --      1.19%        0.03%         1.16%/21/
Neuberger Berman Mid Cap
  Value Portfolio..............    0.65%       0.25%      0.07%      --      0.97%          --          0.97%
Oppenheimer Global Equity
  Portfolio....................    0.53%       0.25%      0.11%      --      0.89%          --          0.89%
Russell 2000(R) Index
  Portfolio....................    0.25%       0.25%      0.10%      --      0.60%        0.01%         0.59%/8/
T. Rowe Price Large Cap
  Growth Portfolio.............    0.60%       0.25%      0.07%      --      0.92%          --          0.92%
T. Rowe Price Small Cap
  Growth Portfolio.............    0.51%       0.25%      0.11%      --      0.87%          --          0.87%
Western Asset Management
  Strategic Bond
  Opportunities Portfolio......    0.62%       0.25%      0.07%      --      0.94%        0.04%         0.90%/22/
Western Asset Management U.S.
  Government Portfolio.........    0.48%       0.25%      0.04%      --      0.77%        0.01%         0.76%/23/
                                                                                     ----------------------------

  * Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

  **Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

------------------------------------------------------------------------------

/1/ The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended
    December 31, 2009.

/2/ The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended
    December 31, 2009. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.10%.

/3/ The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.05%.

/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding 12b-1 fees) to 0.80%.

/5/ The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.37%.

/6/ The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.40%.

/7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.

/8/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.

/9/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.

/10/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.

/11/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds. In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.17% and net annual operating expenses would have been 0.50%.

 /12/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.

/13/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.

/14/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% for amounts over $500 million.

/15/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $100 million of the Portfolio's average daily net assets and 0.80% for amounts over $100 million.

/16/Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.

/17/The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to waive fees or pay all expenses so as to limit total annual operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.

/18/The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

/19/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.

/20/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.293%.

/21/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets.

/22/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets.

/23/MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.


  EXAMPLES
  These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, annual contract fees, if any, separate account charges, and underlying Portfolio fees and expenses.

  Examples 1 through 4 assume you purchased the Contract with optional benefits that result in the highest possible combination of charges. Example 1 relates to the purchase of the Deferred Annuity with the B Class; Example 2 relates to the purchase of the Deferred Annuity with the Bonus Class; Example 3 relates to the purchase of the Deferred Annuity with the C Class; and Example 4 relates to the purchase of the Deferred Annuity with the L Class. Examples 5 through 8 assume you purchased the Contract with no optional benefits that result in the least expensive combination of charges. Example 5 relates to the purchase of the Deferred Annuity with the B Class; Example 6 relates to the purchase of the Deferred Annuity with the Bonus Class; Example 7 relates to the purchase of the Deferred Annuity with the C Class; and Example 8 relates to the purchase of the Deferred Annuity with the L Class.

  Example 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the B Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . you select the Enhanced Death Benefit and you are age 70 and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and
 .  you select the Earnings Preservation Benefit

  You fully surrender your Contract, with applicable withdrawal charges deducted.

                                       1      3      5     10
                                      YEAR  YEARS  YEARS  YEARS
                ------------------------------------------------
                Maximum............. $1,382 $2,613 $3,860 $7,230
                Minimum............. $1,276 $2,309 $3,379 $6,413

  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                       1     3      5     10
                                      YEAR YEARS  YEARS  YEARS
                 ----------------------------------------------
                 Maximum............. $682 $2,073 $3,500 $7,230
                 Minimum............. $576 $1,769 $3,019 $6,413

  Example 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the Bonus Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . you select the Enhanced Death Benefit and you are age 70 and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and
 .  you select the Earnings Preservation Benefit

  You fully surrender your Contract, with applicable withdrawal charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,627 $2,918 $4,234 $7,544
Minimum........................................... $1,521 $2,618 $3,765 $6,769

  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $727 $2,198 $3,694 $7,544
Minimum........................................... $621 $1,898 $3,225 $6,769

  Example 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the C Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you pay the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . you select the Enhanced Death Benefit and you are age 70 and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and
 .  you select the Earnings Preservation Benefit


  You surrender your Contract, you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges apply to the C Class).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $727 $2,198 $3,694 $7,544
Minimum........................................... $621 $1,898 $3,225 $6,769

  Example 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the L Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . you select the Enhanced Death Benefit and you are age 70 and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and
 .  you select the Earnings Preservation Benefit

  You fully surrender your Contract with applicable withdrawal charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,407 $2,593 $3,608 $7,407
Minimum........................................... $1,301 $2,291 $3,134 $6,613

  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $707 $2,143 $3,608 $7,407
Minimum........................................... $601 $1,841 $3,134 $6,613

  Example 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:
  Assumptions:
 .  you select the B Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return

  You fully surrender your Contract, with applicable withdrawal charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,018 $1,510 $2,005 $3,439
 Minimum........................................... $  911 $1,191 $1,476 $2,400

  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                                      1     3     5     10
                                                     YEAR YEARS YEARS  YEARS
  ---------------------------------------------------------------------------
  Maximum........................................... $318 $970  $1,645 $3,439
  Minimum........................................... $211 $651  $1,116 $2,400

  Example 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the Bonus Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return

  You fully surrender your Contract, with applicable withdrawal charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,262 $1,821 $2,399 $3,840
 Minimum........................................... $1,156 $1,506 $1,882 $2,852

  You do not surrender your contract or elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $362 $1,101 $1,859 $3,840
  Minimum........................................... $256 $  786 $1,342 $2,852

  Example 7. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the C Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return


  You surrender your contract, you do not surrender your contract or elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges apply to the C Class).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $362 $1,101 $1,859 $3,840
  Minimum........................................... $256 $  786 $1,342 $2,852

  Example 8. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the L Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios (see Table 3--Portfolio Operating Expenses);
 .  you pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return

  You fully surrender your Contract with applicable withdrawal charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,043 $1,493 $1,764 $3,664
 Minimum........................................... $  936 $1,176 $1,242 $2,654

  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $343 $1,043 $1,764 $3,664
  Minimum........................................... $236 $  726 $1,242 $2,654

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

       See Appendix B.

METLIFE

       etropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a leading provider of insurance, employee benefits and financial services with operations throughout the United
States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. The Company was formed under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners insurance, retail banking and other financial services to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. MetLife, Inc. has operations throughout the United States and the regions of Latin America, Asia Pacific and Europe, Middle East and India.

METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Select Variable Annuity Contracts and
some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes generally limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

VARIABLE ANNUITIES

    This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Account." The Fixed Account is not available to all Contract owners. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your Contract is issued but will not be less than 1%. The variable pay-out options under the Deferred

Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

REPLACEMENT OF ANNUITY CONTRACTS

EXCHANGE PROGRAMS: From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the Deferred Annuity offered by this Prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Deferred Annuity, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Balance of this Deferred Annuity attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging Program. Any additional purchase payments contributed to the new Deferred Annuity will be subject to all fees and charges, including the withdrawal charge described in this Prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered in this Prospectus. Then you should compare the fees and charges (E.G., the death benefit charges, the living benefit charges, and the separate account charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

OTHER EXCHANGES: Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange you should compare both annuities carefully. If you exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Deferred Annuity. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Deferred Annuity, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

THE DEFERRED ANNUITY


    You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or same-sex spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits -- Guaranteed Withdrawal Benefits").

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is offered in several variations, which we call "classes." Each class offers you the ability to choose certain features. Each has its own Separate Account charge and applicable withdrawal charge (except C Class which has no withdrawal charges). The Deferred Annuity also offers you the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Basic Death Benefit for that class. If you purchase any of the optional death benefits, you receive the optional benefit in place of the Basic Death Benefit. In deciding what class of the Deferred Annuity to purchase, you should consider the amount of Separate Account and withdrawal charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs. Unless you tell us otherwise, we will assume that you are purchasing the B Class Deferred Annuity with the Basic Death Benefit and no optional benefits. These optional benefits are:

..   an Annual Step-Up Death Benefit;

..   a Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

..   an Enhanced Death Benefit;

..   an Earnings Preservation Benefit;

..   Guaranteed Minimum Income Benefits;

..   Guaranteed Withdrawal Benefits; and

..   a Guaranteed Minimum Accumulation Benefit.

You may not have a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time. You may not have the Enhanced Death Benefit in effect with any living benefit rider except the Guaranteed Minimum Income Benefit Plus II. Not all optional benefits are currently available for sale.

We may restrict the investment choices available to you if you select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.

Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.

Each of these optional benefits is described in more detail later in this Prospectus. The availability of optional benefits and features of optional benefits may vary by state.

CLASSES OF THE DEFERRED ANNUITY

B CLASS

The B Class has a 1.25% annual Separate Account charge (1.50% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose the Annual Step-Up Death Benefit or the greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.45% to 1.60% or, in the case of each American Funds investment division, 1.70% to 1.85%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.95% to 2.10%.

THE BONUS CLASS (MAY ALSO BE KNOWN AS THE "B PLUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)

You may purchase a Contract in the Bonus Class before your 81st birthday. If there are joint contract owners, the age of the oldest joint contract owner will be used to determine eligibility. Under the Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year. The Bonus will be applied on a pro-rata basis to the Fixed Account, if available, and the investment divisions of the Separate Account based upon your allocation for your purchase payments. The Bonus Class has a 1.70% annual Separate Account charge (1.95% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.90% to 2.05% or, in the case of each American Funds investment division, 2.15% to 2.30%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.15% to 2.30% or, in the case of each American Funds investment division, 2.40% to 2.55%. After you have held the Contract for seven years, the Separate Account charge declines 0.45% to 1.25% with the Basic Death Benefit (1.50% in the case of each American Funds investment division). After you have held the Contract for seven years, the Separate Account charge declines to 1.45% and 1.60%, respectively, for the Annual Step-Up Death Benefit and for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or, in the case of each American Funds investment division, 1.70% to 1.85%.

Investment returns for the Bonus Class Deferred Annuity may be lower than those for the B Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the Bonus Class Deferred Annuity. (If the Fixed Account is available, Fixed Account rates for the Bonus Class may be lower than those declared for the other classes.)

The Bonus Class Deferred Annuity may not be appropriate with certain qualified plans where there may be minimal initial purchase payments submitted in the first year.

Therefore, the choice between the Bonus Class and the B Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.

There is no guarantee that the Bonus Class Deferred Annuity will have higher returns than the B Class Deferred Annuity, the other classes of the Deferred Annuity, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

The following table demonstrates hypothetical investment returns for a Deferred Annuity with the 3% credit compared to a Contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:

a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 1.70% (1.25% in years 8-10) (Bonus Class Deferred Annuity) and 1.25% (B Class Deferred Annuity); and

c) an assumed investment return for the investment choices before Separate Account charges of 8.05% for each of 10 years.

--------------------------------------------------------------------------------

                                      Bonus Class                B Class
                                (1.70% Separate Account  (1.25% Separate Account
        Contract Year          charge for first 7 years)    charge all years)
--------------------------------------------------------------------------------
1                                       $54,770                  $53,400
--------------------------------------------------------------------------------
2                                       $58,248                  $57,031
--------------------------------------------------------------------------------
3                                       $61,947                  $60,909
--------------------------------------------------------------------------------
4                                       $65,881                  $65,051
--------------------------------------------------------------------------------
5                                       $70,064                  $69,475
--------------------------------------------------------------------------------
6                                       $74,513                  $74,199
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      Bonus Class                B Class
                                (1.70% Separate Account  (1.25% Separate Account
        Contract Year          charge for first 7 years)    charge all years)
--------------------------------------------------------------------------------
7                                       $79,245                  $79,244
--------------------------------------------------------------------------------
8                                       $84,633                  $84,633
--------------------------------------------------------------------------------
9                                       $90,388                  $90,388
--------------------------------------------------------------------------------
10                                      $96,535                  $96,534
--------------------------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year or the break-even point would otherwise occur sooner. The break-even point is when the Account Balance of a Bonus Class Contract will equal the Account Balance of a B Class Contract, assuming equal initial purchase payments and a level rate of return, and thereafter, the Account Balance would be higher in a B Class Contract.

The decision to elect the Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the Bonus Class.

The guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity. Current rates for the Bonus Class may be lower than those for the other classes of the Deferred Annuity.

Any 3% credit does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

If we agree to permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, a new Contract will be issued in order to facilitate the distribution of payments. The new Contract will be issued in the same contract class, except, if you had a Bonus Class Deferred Annuity, the Contract will be issued as a B Class Deferred Annuity.

C CLASS

The C Class has a 1.65% annual Separate Account charge (1.90% in the case of each American Funds investment division) and no withdrawal charge. If you choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.85% to 2.00% or, in the case of each American Funds investment division, 2.10% to 2.25%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.10% to 2.25% or, in the case of each American Funds investment division, 2.35% to 2.50%. The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003. A money market investment division is available in the C Class Deferred Annuity purchased after April 30, 2003.

L CLASS

The L Class has a 1.50% annual Separate Account charge (1.75% in the case of each American Funds investment division) and a declining three year withdrawal charge on each purchase payment. If you choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.95% to 2.10%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.95% to 2.10% or, in the case of each American Funds investment division, 2.20% to 2.35%. If the Fixed Account is available, Fixed Account rates for the L Class may be lower than those declared for the other classes.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the investment divisions. The classes of shares available to the Deferred Annuities, Class B of the Metropolitan Fund, Class B of the Met Investors Fund (except for the American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation Portfolios which are Class
C), and Class 2 of the American Funds(R), each impose a 12b-1 Plan fee.

The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See Appendix C Portfolio Legal and Marketing Names.) The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk you assume will depend on the investment divisions you choose. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.

METROPOLITAN FUND ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A Contract owner who chooses to invest directly in the underlying Portfolios would not however, receive asset allocation services provided by MetLife Advisers, LLC.

MET INVESTORS FUND ASSET ALLOCATION PORTFOLIOS

The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds(R) Portfolios that are currently available for investment directly under the Contract and other underlying American Funds(R) Portfolios which are not made available directly under the Contract.

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Met/Franklin Templeton Founding Strategy Portfolio is a "funds of funds" Portfolio that invests equally in three other portfolios of the Met Investors
Fund: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

EXCHANGE-TRADED FUNDS PORTFOLIOS

The SSgA Growth ETF Portfolio and the SSgA Growth and Income ETF Portfolio are asset allocation Portfolios and "funds of funds" which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each Portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the Portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these Portfolios invest.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.


                                                                                          INVESTMENT MANAGER/
PORTFOLIO                      INVESTMENT OBJECTIVE                                      SUB-INVESTMENT MANAGER
                                                   AMERICAN FUNDS(R)
AMERICAN FUNDS BOND FUND       SEEKS AS HIGH A LEVEL OF CURRENT INCOME AS IS    CAPITAL RESEARCH AND MANAGEMENT COMPANY
                               CONSISTENT WITH THE PRESERVATION OF CAPITAL.
AMERICAN FUNDS GLOBAL SMALL    SEEKS LONG-TERM GROWTH OF CAPITAL.               CAPITAL RESEARCH AND MANAGEMENT COMPANY
CAPITALIZATION FUND
AMERICAN FUNDS GROWTH FUND     SEEKS GROWTH OF CAPITAL.                         CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN FUNDS GROWTH-INCOME   SEEKS LONG-TERM GROWTH OF CAPITAL AND INCOME.    CAPITAL RESEARCH AND MANAGEMENT COMPANY
FUND
                                                   MET INVESTORS FUND
AMERICAN FUNDS BALANCED        SEEKS A BALANCE BETWEEN A HIGH LEVEL OF          METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO           CURRENT INCOME AND GROWTH OF CAPITAL, WITH A     SUB-INVESTMENT MANAGER: METLIFE
                               GREATER EMPHASIS ON GROWTH OF CAPITAL.           ADVISERS, LLC
AMERICAN FUNDS GROWTH          SEEKS GROWTH OF CAPITAL.                         METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO                                                            SUB-INVESTMENT MANAGER: METLIFE
                                                                                ADVISERS, LLC
AMERICAN FUNDS MODERATE        SEEKS A HIGH TOTAL RETURN IN THE FORM OF INCOME  METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO           AND GROWTH OF CAPITAL, WITH A GREATER            SUB-INVESTMENT MANAGER: METLIFE
                               EMPHASIS ON INCOME.                              ADVISERS, LLC
BLACKROCK LARGE CAP CORE       SEEKS LONG-TERM CAPITAL GROWTH.                  METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUB-INVESTMENT MANAGER: BLACKROCK
                                                                                ADVISORS, LLC
CLARION GLOBAL REAL ESTATE     SEEKS TOTAL RETURN THROUGH INVESTMENT IN REAL    METLIFE ADVISERS, LLC
PORTFOLIO                      ESTATE SECURITIES, EMPHASIZING BOTH CAPITAL      SUB-INVESTMENT MANAGER: ING CLARION REAL
                               APPRECIATION AND CURRENT INCOME.                 ESTATE SECURITIES LLC
HARRIS OAKMARK INTERNATIONAL   SEEKS LONG-TERM CAPITAL APPRECIATION.            METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUB-INVESTMENT MANAGER: HARRIS
                                                                                ASSOCIATES L.P.
INVESCO SMALL CAP GROWTH       SEEKS LONG-TERM GROWTH OF CAPITAL.               METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUB-INVESTMENT MANAGER: INVESCO
                                                                                ADVISERS, INC.
JANUS FORTY PORTFOLIO          SEEKS CAPITAL APPRECIATION.                      METLIFE ADVISERS, LLC
                                                                                SUB-INVESTMENT MANAGER: JANUS CAPITAL
                                                                                MANAGEMENT LLC
LAZARD MID CAP PORTFOLIO       SEEKS LONG-TERM GROWTH OF CAPITAL.               METLIFE ADVISERS, LLC
                                                                                SUB-INVESTMENT MANAGER: LAZARD ASSET
                                                                                MANAGEMENT LLC


PORTFOLIO                                        INVESTMENT OBJECTIVE
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH         SEEKS CAPITAL APPRECIATION.
PORTFOLIO

LEGG MASON VALUE EQUITY PORTFOLIO                SEEKS LONG-TERM GROWTH OF CAPITAL.


LORD ABBETT BOND DEBENTURE PORTFOLIO             SEEKS HIGH CURRENT INCOME AND THE OPPORTUNITY
                                                 FOR CAPITAL APPRECIATION TO PRODUCE A HIGH TOTAL
                                                 RETURN.
MET/FRANKLIN INCOME PORTFOLIO                    SEEKS TO MAXIMIZE INCOME WHILE MAINTAINING
                                                 PROSPECTS FOR CAPITAL APPRECIATION.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO             SEEKS CAPITAL APPRECIATION, WHICH MAY
                                                 OCCASIONALLY BE SHORT-TERM. THE PORTFOLIO'S
                                                 SECONDARY INVESTMENT OBJECTIVE IS INCOME.
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY         SEEKS CAPITAL APPRECIATION AND SECONDARILY
PORTFOLIO                                        SEEKS INCOME.

MET/TEMPLETON GROWTH PORTFOLIO                   SEEKS LONG-TERM CAPITAL GROWTH.


MFS(R) RESEARCH INTERNATIONAL PORTFOLIO          SEEKS CAPITAL APPRECIATION.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO          SEEKS CAPITAL APPRECIATION.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO       SEEKS CAPITAL APPRECIATION.


PIMCO INFLATION PROTECTED BOND PORTFOLIO         SEEKS MAXIMUM REAL RETURN, CONSISTENT WITH
                                                 PRESERVATION OF CAPITAL AND PRUDENT INVESTMENT
                                                 MANAGEMENT.
PIMCO TOTAL RETURN PORTFOLIO                     SEEKS MAXIMUM TOTAL RETURN, CONSISTENT WITH
                                                 THE PRESERVATION OF CAPITAL AND PRUDENT
                                                 INVESTMENT MANAGEMENT.
RCM TECHNOLOGY PORTFOLIO                         SEEKS CAPITAL APPRECIATION; NO CONSIDERATION IS
                                                 GIVEN TO INCOME.

SSGA GROWTH AND INCOME ETF PORTFOLIO             SEEKS GROWTH OF CAPITAL AND INCOME.


SSGA GROWTH ETF PORTFOLIO                        SEEKS GROWTH OF CAPITAL.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO           SEEKS LONG-TERM GROWTH OF CAPITAL.


                                                              METROPOLITAN FUND
ARTIO INTERNATIONAL STOCK PORTFOLIO              SEEKS LONG-TERM GROWTH OF CAPITAL.


BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO  SEEKS TO EQUAL THE PERFORMANCE OF THE
                                                 BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX.

                                                            INVESTMENT MANAGER/
PORTFOLIO                                                  SUB-INVESTMENT MANAGER
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH         METLIFE ADVISERS, LLC
PORTFOLIO                                        SUB-INVESTMENT MANAGER: CLEARBRIDGE
                                                 ADVISORS, LLC
LEGG MASON VALUE EQUITY PORTFOLIO                METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: LEGG MASON CAPITAL
                                                 MANAGEMENT, INC.
LORD ABBETT BOND DEBENTURE PORTFOLIO             METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER:
                                                 LORD, ABBETT & CO. LLC
MET/FRANKLIN INCOME PORTFOLIO                    METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: FRANKLIN
                                                 ADVISERS, INC.
MET/FRANKLIN MUTUAL SHARES PORTFOLIO             METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: FRANKLIN MUTUAL
                                                 ADVISERS, LLC
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY         METLIFE ADVISERS, LLC
PORTFOLIO                                        SUB-INVESTMENT MANAGER: METLIFE
                                                 ADVISERS, LLC
MET/TEMPLETON GROWTH PORTFOLIO                   METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: TEMPLETON GLOBAL
                                                 ADVISORS LIMITED
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO          METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                                 FINANCIAL SERVICES COMPANY
MORGAN STANLEY MID CAP GROWTH PORTFOLIO          METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: MORGAN STANLEY
                                                 INVESTMENT MANAGEMENT INC.
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO       METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER:
                                                 OPPENHEIMERFUNDS, INC.
PIMCO INFLATION PROTECTED BOND PORTFOLIO         METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: PACIFIC INVESTMENT
                                                 MANAGEMENT COMPANY LLC
PIMCO TOTAL RETURN PORTFOLIO                     METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: PACIFIC INVESTMENT
                                                 MANAGEMENT COMPANY LLC
RCM TECHNOLOGY PORTFOLIO                         METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: RCM CAPITAL
                                                 MANAGEMENT LLC
SSGA GROWTH AND INCOME ETF PORTFOLIO             METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: SSGA FUNDS
                                                 MANAGEMENT, INC.
SSGA GROWTH ETF PORTFOLIO                        METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: SSGA FUNDS
                                                 MANAGEMENT, INC.
T. ROWE PRICE MID CAP GROWTH PORTFOLIO           METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                                 ASSOCIATES, INC.
                                                              METROPOLITAN FUND
ARTIO INTERNATIONAL STOCK PORTFOLIO              METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: ARTIO GLOBAL
                                                 MANAGEMENT, LLC
BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO  METLIFE ADVISERS, LLC
                                                 SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                                 ADVISORS COMPANY, LLC


PORTFOLIO                                    INVESTMENT OBJECTIVE
BLACKROCK AGGRESSIVE GROWTH PORTFOLIO        SEEKS MAXIMUM CAPITAL APPRECIATION.


BLACKROCK BOND INCOME PORTFOLIO              SEEKS A COMPETITIVE TOTAL RETURN PRIMARILY
                                             FROM INVESTING IN FIXED-INCOME SECURITIES.

BLACKROCK DIVERSIFIED PORTFOLIO              SEEKS HIGH TOTAL RETURN WHILE ATTEMPTING TO
                                             LIMIT INVESTMENT RISK AND PRESERVE CAPITAL.

BLACKROCK LARGE CAP VALUE PORTFOLIO          SEEKS LONG-TERM GROWTH OF CAPITAL.


BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO  SEEKS LONG-TERM GROWTH OF CAPITAL.


BLACKROCK MONEY MARKET PORTFOLIO             SEEKS A HIGH LEVEL OF CURRENT INCOME CONSISTENT
                                             WITH PRESERVATION OF CAPITAL.

DAVIS VENTURE VALUE PORTFOLIO                SEEKS GROWTH OF CAPITAL.


FI VALUE LEADERS PORTFOLIO                   SEEKS LONG-TERM GROWTH OF CAPITAL.


JENNISON GROWTH PORTFOLIO                    SEEKS LONG-TERM GROWTH OF CAPITAL.


LOOMIS SAYLES SMALL CAP CORE PORTFOLIO       SEEKS LONG-TERM CAPITAL GROWTH FROM
                                             INVESTMENTS IN COMMON STOCKS OR OTHER EQUITY
                                             SECURITIES.
LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO     SEEKS LONG-TERM CAPITAL GROWTH.


MET/ARTISAN MID CAP VALUE PORTFOLIO          SEEKS LONG-TERM CAPITAL GROWTH.


METLIFE AGGRESSIVE ALLOCATION PORTFOLIO      SEEKS GROWTH OF CAPITAL.
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO    SEEKS A HIGH LEVEL OF CURRENT INCOME, WITH
                                             GROWTH OF CAPITAL AS A SECONDARY OBJECTIVE.
METLIFE CONSERVATIVE TO MODERATE ALLOCATION  SEEKS HIGH TOTAL RETURN IN THE FORM OF INCOME
PORTFOLIO                                    AND GROWTH OF CAPITAL, WITH A GREATER
                                             EMPHASIS ON INCOME.
METLIFE MID CAP STOCK INDEX PORTFOLIO        SEEKS TO EQUAL THE PERFORMANCE OF THE
                                             STANDARD & POOR'S MIDCAP 400(R) COMPOSITE
                                             STOCK PRICE INDEX.
METLIFE MODERATE ALLOCATION PORTFOLIO        SEEKS A BALANCE BETWEEN A HIGH LEVEL OF
                                             CURRENT INCOME AND GROWTH OF CAPITAL, WITH A
                                             GREATER EMPHASIS ON GROWTH OF CAPITAL.
METLIFE MODERATE TO AGGRESSIVE ALLOCATION    SEEKS GROWTH OF CAPITAL.
PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO                SEEKS TO EQUAL THE PERFORMANCE OF THE
                                             STANDARD & POOR'S 500(R) COMPOSITE STOCK
                                             PRICE INDEX.
MFS(R) TOTAL RETURN PORTFOLIO                SEEKS A FAVORABLE TOTAL RETURN THROUGH
                                             INVESTMENT IN A DIVERSIFIED PORTFOLIO.



                                                        INVESTMENT MANAGER/
PORTFOLIO                                              SUB-INVESTMENT MANAGER
BLACKROCK AGGRESSIVE GROWTH PORTFOLIO        METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: BLACKROCK
                                             ADVISORS, LLC
BLACKROCK BOND INCOME PORTFOLIO              METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: BLACKROCK
                                             ADVISORS, LLC
BLACKROCK DIVERSIFIED PORTFOLIO              METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: BLACKROCK
                                             ADVISORS, LLC
BLACKROCK LARGE CAP VALUE PORTFOLIO          METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: BLACKROCK
                                             ADVISORS, LLC
BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO  METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: BLACKROCK
                                             ADVISORS, LLC
BLACKROCK MONEY MARKET PORTFOLIO             METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: BLACKROCK
                                             ADVISORS, LLC
DAVIS VENTURE VALUE PORTFOLIO                METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: DAVIS SELECTED
                                             ADVISERS, L.P.
FI VALUE LEADERS PORTFOLIO                   METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: PYRAMIS GLOBAL
                                             ADVISORS, LLC
JENNISON GROWTH PORTFOLIO                    METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: JENNISON
                                             ASSOCIATES LLC
LOOMIS SAYLES SMALL CAP CORE PORTFOLIO       METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: LOOMIS, SAYLES &
                                             COMPANY, L.P.
LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO     METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: LOOMIS, SAYLES &
                                             COMPANY, L.P.
MET/ARTISAN MID CAP VALUE PORTFOLIO          METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: ARTISAN PARTNERS
                                             LIMITED PARTNERSHIP
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO      METLIFE ADVISERS, LLC
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO    METLIFE ADVISERS, LLC

METLIFE CONSERVATIVE TO MODERATE ALLOCATION  METLIFE ADVISERS, LLC
PORTFOLIO

METLIFE MID CAP STOCK INDEX PORTFOLIO        METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                             ADVISORS COMPANY, LLC
METLIFE MODERATE ALLOCATION PORTFOLIO        METLIFE ADVISERS, LLC


METLIFE MODERATE TO AGGRESSIVE ALLOCATION    METLIFE ADVISERS, LLC
PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO                METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                             ADVISORS COMPANY, LLC
MFS(R) TOTAL RETURN PORTFOLIO                METLIFE ADVISERS, LLC
                                             SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                             FINANCIAL SERVICES COMPANY


PORTFOLIO                                 INVESTMENT OBJECTIVE
MFS(R) VALUE PORTFOLIO                    SEEKS CAPITAL APPRECIATION.


MORGAN STANLEY EAFE(R) INDEX PORTFOLIO    SEEKS TO EQUAL THE PERFORMANCE OF THE MSCI
                                          EAFE(R) INDEX.

NEUBERGER BERMAN GENESIS PORTFOLIO        SEEKS HIGH TOTAL RETURN, CONSISTING PRINCIPALLY
                                          OF CAPITAL APPRECIATION.

NEUBERGER BERMAN MID CAP VALUE PORTFOLIO  SEEKS CAPITAL GROWTH.


OPPENHEIMER GLOBAL EQUITY PORTFOLIO       SEEKS CAPITAL APPRECIATION.


RUSSELL 2000(R) INDEX PORTFOLIO           SEEKS TO EQUAL THE PERFORMANCE OF THE RUSSELL
                                          2000(R) INDEX.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO  SEEKS LONG-TERM GROWTH OF CAPITAL AND,
                                          SECONDARILY, DIVIDEND INCOME.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO  SEEKS LONG-TERM CAPITAL GROWTH.


WESTERN ASSET MANAGEMENT STRATEGIC BOND   SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH
OPPORTUNITIES PORTFOLIO                   PRESERVATION OF CAPITAL.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT  SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH
PORTFOLIO                                 PRESERVATION OF CAPITAL AND MAINTENANCE OF
                                          LIQUIDITY.

                                                     INVESTMENT MANAGER/
PORTFOLIO                                           SUB-INVESTMENT MANAGER
MFS(R) VALUE PORTFOLIO                    METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                          FINANCIAL SERVICES COMPANY
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO    METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                          ADVISORS COMPANY, LLC
NEUBERGER BERMAN GENESIS PORTFOLIO        METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: NEUBERGER
                                          BERMAN MANAGEMENT LLC
NEUBERGER BERMAN MID CAP VALUE PORTFOLIO  METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: NEUBERGER
                                          BERMAN MANAGEMENT LLC
OPPENHEIMER GLOBAL EQUITY PORTFOLIO       METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER:
                                          OPPENHEIMERFUNDS, INC.
RUSSELL 2000(R) INDEX PORTFOLIO           METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                          ADVISORS COMPANY, LLC
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO  METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                          ASSOCIATES, INC.
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO  METLIFE ADVISERS, LLC
                                          SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                          ASSOCIATES, INC.
WESTERN ASSET MANAGEMENT STRATEGIC BOND   METLIFE ADVISERS, LLC
OPPORTUNITIES PORTFOLIO                   SUB-INVESTMENT MANAGER: WESTERN ASSET
                                          MANAGEMENT COMPANY
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT  METLIFE ADVISERS, LLC
PORTFOLIO                                 SUB-INVESTMENT MANAGER: WESTERN ASSET
                                          MANAGEMENT COMPANY

Some of the investment choices may not be available under the terms of your Deferred Annuity. Your Contract or other correspondence we provide you will indicate the investment divisions that are available to you. The BlackRock Money Market Division is only available in the C Class Deferred Annuity purchased after April 30, 2003, and Deferred Annuities issued in New York State and Washington State with the Guaranteed Minimum Income Benefit I, the Guaranteed Minimum Income Benefit II, the Guaranteed Minimum Income Benefit Plus I, the Guaranteed Minimum Income Benefit Plus II, the Guaranteed Withdrawal Benefit I, the Enhanced Guaranteed Withdrawal Benefit, the Lifetime Withdrawal Guarantee Benefit I, the Lifetime Withdrawal Guarantee Benefit II or the Enhanced Death Benefit. Your investment choices may be limited because:

..   We have restricted the available investment divisions.

..   Some of the investment divisions are not approved in your state.

..   Your employer, association or other group contract owner limits the available investment divisions.

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN BENEFITS

If you elect the Lifetime Withdrawal Guarantee Benefit II, the Guaranteed Minimum Income Benefit Plus II or the Enhanced Death Benefit, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to either (A) or (B) (the "(B) Investment Allocation Restrictions") below. Certain Index Selector models are also available under Option A (See "Automated Investment Strategies").

(A)You must allocate:

  . 100% of your purchase payments or Account Balance to the Fixed Account, BlackRock Money Market Investment Division (where available), American Funds Balanced Allocation Investment Division, American Funds Moderate

     Allocation Investment Division, the MetLife Conservative Allocation
      Investment Division, MetLife Conservative to Moderate Allocation Investment Division, MetLife Moderate Allocation Investment Division, and/or SSgA Growth and Income ETF Investment Division;

   OR

(B)You must allocate:

  . AT LEAST 30% of purchase payments or Account Balance to Platform 1 investment choices and/or to the Fixed Account and the BlackRock Money Market Investment Division (where available);

  . UP TO 70% of purchase payments or Account Balance to Platform 2 investment choices;

  . UP TO 15% of purchase payments or Account Balance to Platform 3 investment choices; and

  . UP TO 15% of purchase payments or Account Balance to Platform 4 investment choices.

SUBSEQUENT PURCHASE PAYMENTS

Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to Option (B) above, it is important to remember that the entire Account Balance will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the Contract. Allocating according to Option (B) does not permit you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option B, the entire Account Balance will be immediately allocated according to the most recently provided allocation instructions.

EXAMPLE:

Your Account Balance is $100,000 and you have allocated 70% to the American Funds Growth Investment Division and 30% to the PIMCO Total Return Investment Division using Option B. You make a subsequent purchase payment of $5,000 and provide instructions to allocate that payment 100% to the BlackRock Bond Income Investment Division. As a result, your entire Account Balance of $105,000 will then be reallocated to the BlackRock Bond Income Investment Division.

The investment choices in each platform are as follows:

PLATFORM 1      INVESTMENT CHOICES
                AMERICAN FUNDS BOND
                BARCLAYS CAPITAL AGGREGATE BOND INDEX
                BLACKROCK BOND INCOME
                PIMCO INFLATION PROTECTION BOND
                PIMCO TOTAL RETURN
                WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
PLATFORM 2
                AMERICAN FUNDS GROWTH                     LORD ABBETT BOND DEBENTURE
                AMERICAN FUNDS GROWTH-INCOME              MET/FRANKLIN INCOME
                ARTIO INTERNATIONAL STOCK                 MET/FRANKLIN MUTUAL SHARES
                BLACKROCK DIVERSIFIED                     MET/TEMPLETON GROWTH
                BLACKROCK LARGE CAP CORE                  METLIFE STOCK INDEX
                BLACKROCK LARGE CAP VALUE                 MFS(R) RESEARCH INTERNATIONAL
                BLACKROCK LEGACY LARGE CAP GROWTH         MFS(R) TOTAL RETURN
                DAVIS VENTURE VALUE                       MFS(R) VALUE
                FI VALUE LEADERS                          MORGAN STANLEY EAFE(R) INDEX
                HARRIS OAKMARK INTERNATIONAL              OPPENHEIMER CAPITAL APPRECIATION
                JANUS FORTY                               OPPENHEIMER GLOBAL EQUITY
                JENNISON GROWTH                           T. ROWE PRICE LARGE CAP GROWTH
                LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH  WESTERN ASSET MANAGEMENT STRATEGIC BOND
                LEGG MASON VALUE EQUITY                   OPPORTUNITIES

         PLATFORM 3      INVESTMENT CHOICES
                         BLACKROCK AGGRESSIVE GROWTH
                         LAZARD MID CAP
                         MET/ARTISAN MID CAP VALUE
                         METLIFE MID CAP STOCK INDEX
                         MORGAN STANLEY MID CAP GROWTH
                         NEUBERGER BERMAN MID CAP VALUE
                         T. ROWE PRICE MID CAP GROWTH
         PLATFORM 4
                         AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                         CLARION GLOBAL REAL ESTATE
                         LOOMIS SAYLES SMALL CAP CORE
                         LOOMIS SAYLES SMALL CAP GROWTH
                         INVESCO SMALL CAP GROWTH
                         NEUBERGER BERMAN GENESIS
                         RUSSELL 2000(R) INDEX
                         RCM TECHNOLOGY
                         T. ROWE PRICE SMALL CAP GROWTH

The Enhanced Dollar Cost Averaging Program is available in either (A) or (B).

For Contracts for which applications and necessary information are received at your Administrative Office prior to May 4, 2009, the following investment divisions are also available under Option (A): American Funds Growth Allocation Investment Division, Met /Franklin Templeton Founding Strategy Investment Division, MetLife Moderate to Aggressive Allocation Investment Division and the SSgA Growth ETF Investment Division. In addition, the following investment allocation restrictions apply under Option (B): you must allocate at least 15% of purchase payments or Account Balance to Platform 1 investment choices and/or the Fixed Account and the BlackRock Money Market Investment Division (where available) and you may allocate up to 85% of purchase payments or Account Balance to Platform 2 investment choices (the percentages for Platforms 3 and 4 are the same as those listed above).

ENHANCED DOLLAR COST AVERAGING PROGRAM.  If you choose to allocate according to
(B) above, and you choose to allocate a purchase payment to the Enhanced Dollar Cost Averaging Program, you must allocate the entire purchase payment to that program. Any transfer from an Enhanced Dollar Cost Averaging Program balance must be allocated in accordance with the limitations described above. In addition, if you made previous purchase payments before allocating a purchase payment to the Enhanced Dollar Cost Averaging Program, all transfers from the Enhanced Dollar Cost Averaging Program balance must be allocated to the same investment divisions as your most recent allocations for purchase payments.

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.

We determine whether an investment choice is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment choice in the event that an investment choice is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your Contract in the event you make a new purchase payment or request a transfer among investment choices. We will provide you with prior written notice of any changes in classification of investment choices.

REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Balance on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Account Balance when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Balance on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Balance on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal.

CHANGING ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) at anytime by providing notice to us at your Administrative Office, or any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, Enhanced Dollar Cost Averaging Program balance transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

TRANSFERS. Please note that any transfer request must result in an Account Balance that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer.

ADDITIONAL INFORMATION. The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Met Investors Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities. You pay no transaction expenses (I.E., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds(R) Portfolios are made available by the American Funds(R) only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund and the Met Investors Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Met Investors Fund and the American Funds(R).

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS. An investment manager (other than our affiliate MetLife Advisers) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Deferred Annuities and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Deferred Annuities and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers which is formed as a "limited liability company". Our ownership interest in MetLife Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the Statement of Additional Information for information on the investment management fees paid to the investment managers and sub-investment managers.)

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the Table of Expenses and "Who Sells the Deferred Annuities". Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment returns.

We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR DEFERRED ANNUITY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells the Deferred Annuities".)

DEFERRED ANNUITIES

   This Prospectus describes the following Deferred Annuities under which you can accumulate money:


  .   Non-Qualified

  .   Traditional IRAs (Individual Retirement Annuities)

  .   Roth IRAs (Roth Individual Retirement Annuities)

  .   SEPs (Simplified Employee Pensions)*

  . SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)*

* Only available in certain states and for new participants where the employer has previously purchased this Deferred Annuity. We will continue to accept additional purchase payments from participants who presently have this contract.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

  If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity contract and plan document to see how you may be affected.

AUTOMATED INVESTMENT STRATEGIES AND ENHANCED DOLLAR COST AVERAGING PROGRAM

  There are four automated investment strategies and an Enhanced Dollar Cost Averaging Program available to you. We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity. The Enhanced Dollar Cost Averaging Program is not available to the Bonus and the C Class Deferred Annuities or to purchase payments which consist of money exchanged from other MetLife or its affiliates' annuities. The Index Selector/SM/ is not available if you purchase the Guaranteed Minimum Income Benefit Plus I, the Lifetime Withdrawal Guarantee Benefit I, the Guaranteed Minimum Accumulation Benefit or the (B) Investment Allocation Restrictions for the Enhanced Death Benefit, Guaranteed Minimum Income Benefit Plus II or the Lifetime Withdrawal Guarantee Benefit II. The Moderate to Aggressive and Aggressive Models are not available with the Enhanced Death Benefit, the Guaranteed Minimum Income Benefit Plus II or the Lifetime Withdrawal Benefit
II. The Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State and Washington State with the Guaranteed Minimum Income Benefit I, Guaranteed Minimum Income Benefit II, the Guaranteed Withdrawal Benefit I, the Enhanced Guaranteed Withdrawal Benefit or the Lifetime Withdrawal Guarantee Benefit I or if you purchase the Guaranteed Minimum Income Benefit Plus I, the Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit Plus II, Lifetime Withdrawal Guarantee Benefit II, or Enhanced Death Benefit. The Rebalancer(R) is not available with the Guaranteed Minimum Accumulation Benefit or if you have chosen the (B) Investment Allocation Restrictions for the Enhanced Death Benefit, the Guaranteed Minimum Income Benefit Plus II or the Lifetime Withdrawal Guarantee Benefit II. The automated investment strategies and the Enhanced Dollar Cost Averaging Program are available to you without any additional charges. As with any investment program, none of them can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may have the Enhanced Dollar Cost Averaging Program and either the Index Selector/SM/ or Rebalancer(R) in effect at the same time, but you may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator/SM/ or the Allocator./SM/

ENHANCED DOLLAR COST AVERAGING PROGRAM: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that you have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the investment divisions you choose. While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is not open, the transfer will be deducted from the Enhanced Dollar Cost Averaging Program on the selected day but will be applied to the investment divisions on the next day the Exchange is open. Enhanced Dollar Cost Averaging Program interest will not be credited on the transferred amount between the selected day and the next day the Exchange is open. Transfers are made on a first-in-first-out basis.

If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar a mount by dividing your new allocation by the number of months in the program you chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.

Unless you instruct us otherwise, if you cancel your participation in the Enhanced Dollar Cost Averaging Program, any remaining dollar amounts will be transferred to the available investment divisions in accordance with the percentages you had chosen for the Enhanced Dollar Cost Averaging Program. For Contracts issued prior to November 1, 2005, any remaining dollar amounts will be transferred to the Fixed Account. We may impose minimum purchase payments and other restrictions to utilize this program.

                                   EXAMPLE:

---------------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                               Transferred from
                                                                                                  EDCA Fixed
                                                                                                  Account to
                                                                                 EDCA 6-Month      Selected
                                                                                    Program     PPS Investment
                                                               Date     Amount   Interest Rate   Division(s)
                                                             --------- --------- ------------- ----------------
A   Enhanced Dollar Cost Averaging Program ("EDCA") 6-Month
    Program Initial Purchase Payment                          5/1/2010  $12,000*     9.00%         $2,000*
---------------------------------------------------------------------------------------------------------------
B                                                             6/1/2010                             $2,000
---------------------------------------------------------------------------------------------------------------
C                                                             7/1/2010                             $2,000
---------------------------------------------------------------------------------------------------------------
D   EDCA 6-Month Program
    Subsequent Purchase Payment                               8/1/2010 $18,000**     8.00%        $5,000**
---------------------------------------------------------------------------------------------------------------
E                                                             9/1/2010                             $5,000
---------------------------------------------------------------------------------------------------------------
F                                                            10/1/2010                             $5,000
---------------------------------------------------------------------------------------------------------------
G                                                            11/1/2010                             $5,000
---------------------------------------------------------------------------------------------------------------
H                                                            12/1/2010                            $4,483.22
---------------------------------------------------------------------------------------------------------------

    * $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.

    ** Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.

The example is hypothetical and is not based upon actual previous or current rates.

The Equity Generator(R): An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any one investment division, based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Fixed Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

The Rebalancer(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Account, if available. Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy.

The Index Selector(R): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is divided among the Barclays Capital Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Account (or the BlackRock Money Market Investment Division in lieu of the Fixed Account for the C Class Deferred Annuities, a Deferred Annuity issued in New York State and Washington State with Guaranteed Minimum Income Benefit I, Guaranteed Minimum Income Benefit II, Guaranteed Withdrawal Benefit I, Enhanced Guaranteed Withdrawal Benefit or the Lifetime Withdrawal Guarantee Benefit I). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these investment divisions and the Fixed Account (or the BlackRock Money Market Investment Division) is brought back to the selected model percentage by transferring amounts among the investment divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.

You may utilize the Index Selector with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy other than when utilized with the Enhanced Dollar Cost Averaging Program.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector strategy. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If you are interested in an updated model, please contact your sales representative.

The Allocator/SM/: Each month a dollar amount you choose is transferred from the Fixed Account to any of the investment divisions you choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. A minimum periodic transfer of $50 is required. Once your Fixed Account balance is exhausted, this strategy is automatically discontinued.

The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you can continue the strategy through periods of fluctuating prices.

The chart below summarizes the availability of the Enhanced Dollar Cost Averaging Program and the automated investment strategies:

----------------------------------------------------------------------------------------------------------------------
                                                                         Bonus Class
                                                         B Class         -----------      C Class       L Class
                                                          -----------                     -------        -----------
a. EnhancedDollar Cost Averaging Program ("EDCA")          Yes              No             No             Yes
----------------------------------------------------------------------------------------------------------------------
                                                        (may not be used with purchase payments which
                                                        consist of money from other MetLife or its
                                                             affiliates' variable annuities)
----------------------------------------------------------------------------------------------------------------------
b. Choiceof One Automated Investment Strategy
----------------------------------------------------------------------------------------------------------------------
 1. EquityGenerator                                        Yes              Yes            No             Yes
                                                         (but not                                       (but not
                                                        with EDCA)                                     with EDCA)
----------------------------------------------------------------------------------------------------------------------
(but not available with the Guaranteed Minimum Income Benefit I, Guaranteed Minimum Income Benefit II, Guaranteed
Withdrawal Benefit I, Enhanced Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee Benefit I in New York
State and in Washington State, or Guaranteed Minimum Income Benefit Plus I, Guaranteed Minimum Income Benefit Plus
II, Lifetime Withdrawal Benefit II, Enhanced Death Benefit, or the Guaranteed Minimum Accumulation Benefit)
----------------------------------------------------------------------------------------------------------------------
 2. Rebalancer                                             Yes              Yes            Yes            Yes
----------------------------------------------------------------------------------------------------------------------
(but not available with Guaranteed Minimum Accumulation Benefit or the (B) Investment Allocation Restrictions for the
Enhanced Death Benefit, the Guaranteed Minimum Income Plus II or the Lifetime Withdrawal Benefit II)
----------------------------------------------------------------------------------------------------------------------
 3. IndexSelector                                          Yes              Yes            Yes            Yes
----------------------------------------------------------------------------------------------------------------------
(but not available with Guaranteed Minimum Income Benefit Plus I, the Lifetime Withdrawal Guarantee Benefit I, the
Guaranteed Minimum Accumulation Benefit or the (B) Investment Allocation Restrictions for the Enhanced Death Benefit,
the Guaranteed Minimum Income Benefit Plus II or the Lifetime Withdrawal Benefit II; Moderate to Aggressive and
Aggressive Models not available with the Enhanced Death Benefit, the Guaranteed Minimum Income Benefit Plus II or the
Lifetime Withdrawal Benefit II)
----------------------------------------------------------------------------------------------------------------------
 4. Allocator                                              Yes              Yes            No             Yes
                                                         (but not                                       (but not
                                                        with EDCA)                                     with EDCA)
----------------------------------------------------------------------------------------------------------------------
(but not available with the Guaranteed Minimum Income Benefit I, the Guaranteed Minimum Income Benefit II,
Guaranteed Withdrawal Benefit I, Enhanced Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee Benefit I
in New York State and in Washington State, or the Guaranteed Minimum Income Benefit Plus I, Guaranteed Minimum
Income Benefit Plus II, Lifetime Withdrawal Benefit II, Enhanced Death Benefit, or the Guaranteed Minimum Accumulation
Benefit)
-----------------------------------------------------------------------------------------------------------------------

PURCHASE PAYMENTS


   The B Class minimum initial purchase payment is $5,000 for the Non-Qualified Deferred Annuity and $2,000 for the Traditional IRA, Roth IRA , SEP and SIMPLE IRA Deferred Annuities. The minimum initial purchase payment through debit authorization for the B Class Non-Qualified Deferred Annuity is $500; the minimum initial purchase payment through debit authorization for the B Class Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuities is $100. If you choose to purchase a Bonus Class Deferred Annuity, the minimum initial purchase payment is $10,000. The minimum initial purchase payment for the C Class and L Class is $25,000. We reserve the right to accept amounts transferred from other annuity contracts that meet the minimum initial purchase payment at the time of the transfer request, but, at the time of receipt in good order, do not meet such requirements because of loss in market value.

If you are purchasing the Deferred Annuity as the beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.

You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through debit authorization. The minimum subsequent purchase payment for all Deferred Annuities is $500, except for debit authorizations, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law. We will also accept at least once every 24 months any otherwise allowable contribution to your Traditional IRA or Roth IRA provided it is at least $50.

SEP and SIMPLE IRA Deferred Annuities are issued on an individual basis, however, purchase payments are generally forwarded to us on a collective ("group") basis by the employer, either directly or automatically. If purchase payments are made on this type of "group" basis by the employer for SEP and SIMPLE IRA Deferred Annuities, the "group" needs only to satisfy the minimum subsequent purchase payment amounts based upon the number of persons in the "group".

We will issue the B, C or L Class Deferred Annuity to you before your 86th birthday. We will issue the Bonus Class Deferred Annuity to you before your 81st birthday. We will accept your purchase payments up to your 91st birthday (89 in Massachusetts for the B and Bonus Class).

Please see "Lifetime Withdrawal Guarantee Benefit I" for minimum issue age requirements for a Contract issued with this optional benefit in New York State.

The chart below summarizes the minimum initial and subsequent purchase payments for each contract class:

---------------------------------------------------------------------------
                                             Bonus Class
                                B Class      -----------  C Class  L Class
                            ----------------              -------- --------
InitialPurchase Payment         $5,000        $10,000     $25,000  $25,000
                               ($2,000:
                            Traditional IRA
                             and Roth IRA,
                                SEP and
                              SIMPLE IRA)
---------------------------------------------------------------------------
SubsequentPurchase Payment       $500          $500        $500     $500
---------------------------------------------------------------------------
                                  (or any amount we are required to
                                  accept under applicable tax law)
---------------------------------------------------------------------------
DebitAuthorizations
---------------------------------------------------------------------------
 Initial                         $500         $10,000     $25,000  $25,000
                                ($100:
                            Traditional IRA
                               and Roth
                             IRA, SEP and
                              SIMPLE IRA)
---------------------------------------------------------------------------
 Subsequent                      $100          $100        $100     $100
---------------------------------------------------------------------------
                                  (or any amount we are required to
                                  accept under applicable tax law)
---------------------------------------------------------------------------

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging Program, if available, and the investment divisions. You may not choose more than 18 funding choices at the time your initial purchase payment is allocated among the funding choices. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. Unless we have a record of your request to allocate future purchase payments to more than 18 funding choices, you may not choose more than 18 funding choices at the time your subsequent purchase payment is allocated among the funding choices. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. See "Investment Choices --Investment Allocation Restrictions for Certain Benefits", "Enhanced Death Benefit", "Guaranteed Income Benefits" and "Guaranteed Withdrawal Benefits" for allocation restrictions if you elect certain optional benefits.

DEBIT AUTHORIZATIONS

You may elect to have purchase payments made automatically. With this payment method, your bank deducts money from your bank account and makes the purchase payment for you.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

..   Federal tax laws or regulatory requirements;

..   Our right to limit the total of your purchase payments to $1,000,000; and

..   Our right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for a Fixed Account allocation (e.g., $1,000,000).

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division (as well as when we apply the Annual Contract Fee and the Guaranteed Minimum Income Benefit charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

[_]First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

[_]Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity you have chosen, including any optional benefits where the charge is assessed on the Separate Account) for each day since the last Accumulation Unit Value was calculated; and

[_]Finally, we multiply the previous Accumulation Unit Value by this result.

   Examples
   Calculating the Number of Accumulation Units

   Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $.950 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE


   You may make tax-free transfers among investment divisions or between the investment divisions and the Fixed Account, if available. Each transfer must be at least $500 or, if less, your entire balance in an investment division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). You may not make a transfer to more than 18 funding options at any one time if this request is made through our telephone voice response system or by Internet. A request to transfer to more than 18 funding options may be made by calling your Administrative Office. For us to process a transfer, you must tell us:

..   The percentage or dollar amount of the transfer;

..   The investment divisions (or Fixed Account) from which you want the money to be transferred;

..   The investment divisions (or Fixed Account) to which you want the money to be transferred; and

..   Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

We reserve the right to restrict transfers to the Fixed Account (which is not available in the C Class Deferred Annuity purchased after April 20, 2003 and the Deferred Annuity with any Living Benefit rider issued in New York State and Washington State) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Annuity balance is equal to or exceeds our maximum for Fixed Account allocations (I.E., $1,000,000.00).

Please see "Investment Choices -- Investment Allocation Restrictions For Certain Benefits" for transfer restrictions in effect if you have the Enhanced Death Benefit, the Guaranteed Minimum Income Benefit Plus II or Lifetime Withdrawal Guarantee II.

Your transfer request must be in good order and completed prior to the close of the Exchange on a business day, if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

We may require you to use our original forms.

"MARKET TIMING" POLICIES AND PROCEDURES

The following is a discussion of our market timing policies and procedures. They apply to both the "pay-in" and "pay-out" phase of your Deferred Annuity.

Frequent requests from contract owners to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield portfolios (I.E., American Funds Global Small Capitalization, Artio International Stock, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture, MFS(R) Research International, Met/Templeton Growth, Morgan Stanley EAFE(R) Index, Neuberger Berman Genesis, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category;
(2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all reallocation/transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below) and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/ reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other contract owners or other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, Contract owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual contract owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the Portfolio prospectuses for more details.

ACCESS TO YOUR MONEY


   You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal
Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:

..   The percentage or dollar amount of the withdrawal; and

..   The investment divisions (or Fixed Account and Enhanced Dollar Cost
    Averaging Program) from which you want the money to be withdrawn.

Your withdrawal may be subject to withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, you may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. For all contract classes, except for the C Class, payments may be made monthly or quarterly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued you the Contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that you selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any investment divisions in which you then have money.


Selecting a Payment Date: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When you select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. (If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month after the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).

You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance. Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at our Administrative Office.

Systematic Withdrawal Program payments may be subject to a withdrawal charge unless an exception to this charge applies. We will determine separately the withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

CHARGES


  There are two types of charges you pay while you have money in an investment division:

..   Separate Account charge, and

..   Investment-related charge.

We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Deferred Annuity. For example, the withdrawal charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Deferred Annuity charges. The Separate Account charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while you have the Deferred Annuity.

SEPARATE ACCOUNT CHARGE

Each class of the Deferred Annuity has a different annual Separate Account charge that is expressed as a percentage of average account value. A portion of the annual Separate Account charge is paid to us daily based upon the value of the amount you have in the Separate Account on the day the charge is assessed. This charge includes insurance-related charges that pay us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuities may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.

The chart below summarizes the Separate Account charge for each class of the Deferred Annuity with each death benefit that has an asset-based Separate Account charge prior to entering the pay-out phase of the Contract.

                           SEPARATE ACCOUNT CHARGES*

                                           B CLASS BONUS CLASS** C CLASS L CLASS
-                                          ------- ------------- ------- -------
Basic Death Benefit.......................  1.25%      1.70%      1.65%   1.50%
Optional Annual Step-Up Death Benefit.....  1.45%      1.90%      1.85%   1.70%
Optional Greater of Annual Step-Up or 5%..  1.60%      2.05%      2.00%   1.85%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit***.   .25%       .25%       .25%    .25%

    * We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization investment divisions.

        We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such investment divisions.

    ** The Separate Account charge for the Bonus Class will be reduced by 0.45% after you have held the Contract for seven years.

    *** This charge is in addition to the Separate Account charge with the death benefit chosen.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage you pay for the investment-related charge depends on which investment divisions you select. Each class of shares available to the Deferred Annuities has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund and the Met Investors Fund is Class B, which has a 0.25% 12b-1 Plan fee (except for the American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation Portfolios of the Met Investors Fund which are Class C and have a 0.55% 12b-1 Plan fee). Class 2 shares of the available American Funds(R) have a 0.25% 12b-1 Plan fee. Amounts for each investment division for the previous year are listed in the Table of Expenses.

ANNUAL CONTRACT FEE

  There is a $30 Annual Contract Fee. This fee is waived if your Account Balance is at least $50,000. It is deducted on a pro-rata basis from the investment divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Balance, the entire fee will be deducted at the time of a total withdrawal of your Account Balance. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses. We reserve the right to deduct this fee during the pay-out phase.

OPTIONAL ENHANCED DEATH BENEFIT

The Enhanced Death Benefit is available for an additional charge of 0.75% for issue ages 69 or younger and 0.95% for issue ages 70-75 of the Death Benefit Base (as defined later in this Prospectus), deducted at the end of each Contract Year prior to taking into account any Optional Step-Up by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. If you elect the Optional Step-Up of the Enhanced Death Benefit, we may increase the charge to a rate that does not exceed the lower of
(a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate we charge for the same rider available for new Contract purchases at the time of the Optional Step-Up. For Contracts for which an application and any necessary information were received in good order at your Administrative Office from February 24, 2009 through May 1, 2009, the charge for the Enhanced Death Benefit is 0.65% of the Death Benefit Base for issue ages 0-69 and 0.90% of the Death Benefit Base for issue ages 70-75. For Contracts issued prior to February 24, 2009, the charge is 0.65% of the Death Benefit Base for issue ages 0-69 and 0.85% of the Death Benefit Base for issue ages 70-75. For Contracts for which an application and any necessary information were received in good order prior to May 4, 2009, if you elected both the Guaranteed Minimum Income Benefit Plus II and the Enhanced Death Benefit, the percentage charge for the Enhanced Death Benefit is reduced by 0.05%.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS

All Guaranteed Minimum Income Benefits are available for an additional charge based on the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year prior to taking into account any applicable Step-Up by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.

The Guaranteed Minimum Income Benefit Plus II charge is 1.00% in all states except New York, where the charge is 0.95%, and the Guaranteed Minimum Income Benefit Plus I charge is 0.80%. The Guaranteed Minimum Income Benefit Plus I is no longer available for sale. If you elect the Optional Reset of the Guaranteed Minimum Income Benefit Plus II, we may increase the charge to a rate that does not exceed the lower of (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate we charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.

If your income base is increased due to an Optional Step-Up under the Guaranteed Minimum Income Benefit Plus I rider, we may increase the Guaranteed Minimum Income Benefit Plus I charge to the charge applicable to Contract purchases of the same optional benefit at the time of the increase, but to no more than a maximum of 1.50%. The Guaranteed Minimum Income Benefit I and Guaranteed Minimum Income Benefit II charge is 0.50% of the guaranteed minimum income base and is deducted at the end of the Contract Year in the same manner as described above. The Guaranteed Minimum Income Benefit I and Guaranteed Minimum Income Benefit II are no longer available for sale.

For Contracts issued prior to February 24, 2009, the charge for the Guaranteed Minimum Income Benefit Plus II is 0.80% in all states except New York, where the charge is 0.75%. For Contracts issued prior to February 26, 2007, the charge for the Guaranteed Minimum Income Benefit Plus I is 0.75% of the guaranteed minimum income base. For the Guaranteed Minimum Income Benefit I and Guaranteed Minimum Income Benefit II available in Contracts issued from May 1, 2003 and prior to May 1, 2005, the charge is reduced to 0.45% of the guaranteed minimum income base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts for which a completed application and any other required paper work were received in good order at our Administrative Office by February 14, 2003, and for which an initial purchase payment was received within 60 days, the charge for the Guaranteed Minimum Income Benefit I is 0.15% lower (0.35% rather than 0.50%).

OPTIONAL GUARANTEED WITHDRAWAL BENEFITS

The Lifetime Withdrawal Guarantee Benefit II and the Lifetime Withdrawal Guarantee Benefit I are available for an additional charge of a percentage of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus). The Lifetime Withdrawal Guarantee Benefit I is no longer available for sale. The percentage is deducted at the end of each Contract Year after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. The Lifetime Withdrawal Guarantee Benefit II is available for an additional charge of 1.25% for the Single Life Version and 1.50% for the Joint Life Version. If you elect Automatic Annual Step-Ups, we may increase the Lifetime Withdrawal Guarantee II charge to a rate that does not exceed the lower of: (a) the maximum Automatic Annual Step-Up charge (1.60% for the Single Life Version and 1.80% for the Joint Life Version) or (b) the current rate that we charge for the same rider available for new Contract purchases at the time of the Automatic Annual Step-Up. For Contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee Benefit II is 0.65% for the Single Life Version and 0.85% for the Joint Life Version. If you elect Automatic Annual Step-Ups for these Contracts, we may increase the Lifetime Withdrawal Guarantee II charge to a rate we shall determine, but no more than a maximum of 1.25% for the Single Life Version or 1.50% for Joint Life Version.

The Lifetime Withdrawal Guarantee Benefit I charge is of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount, deducted at the end of each Contract Year in the same manner. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee Benefit I, we may increase the Lifetime Withdrawal Guarantee Benefit I charge to a rate we shall determine (provided that this rate will not exceed the rate currently applicable to new contract purchases of the same optional benefit at the time of the step-up), but no more than a maximum of 0.95% for the Single Life version or 1.40% for the Joint Life version.

If a Lifetime Withdrawal Guarantee Benefit is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.

The Guaranteed Withdrawal Benefit are available for an additional charge of a percentage of the Guaranteed Withdrawal Amount (as defined later in this Prospectus), deducted at the end of each Contract Year prior to taking into account any Optional Reset by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost

Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. The charge for the Enhanced Guaranteed Withdrawal Benefit is 0.55% and the charge for the Guaranteed Withdrawal Benefit I is 0.50%. The Guaranteed Withdrawal Benefit I is no longer available for sale. If you elect an Optional Reset, we may increase the Enhanced Guaranteed Withdrawal Benefit and the Guaranteed Withdrawal Benefit I charge to the charge applicable to current Contract purchases of the same rider at the time of the Step-Up, but no more than a maximum of 1.00% for the Enhanced Guaranteed Withdrawal Benefit and 0.95% for the Guaranteed Withdrawal Benefit I. (For Contracts issued prior to July 16, 2007, the charge for the Enhanced Guaranteed Withdrawal Benefit prior to any Optional Reset is 0.50% of the Guaranteed Withdrawal Amount and the maximum charge upon an Optional Reset is 0.95%.)

If the Enhanced Guaranteed Withdrawal Benefit or the Guaranteed Withdrawal Benefit I is in effect, the charge will not continue if your Benefit Base equals zero.

OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT

The Guaranteed Minimum Accumulation Benefit charge is of 0.75% of the Guaranteed Accumulation Amount (as defined in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. The Guaranteed Minimum Accumulation Benefit is no longer available for sale, effective for Contracts for which applications and necessary information are received at your Administrative Office on or after May 4, 2009.

PREMIUM AND OTHER TAXES


   Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, depend on the Deferred Annuity you purchase and your home state or jurisdiction. The chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

WITHDRAWAL CHARGES


   A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. There are no withdrawal charges for the C
Class Deferred Annuity or in certain situations or upon the occurrence of certain events (see "When No Withdrawal Charge Applies"). Unless the withdrawal qualifies under one of these situations, events or circumstances, withdrawal charges will apply where there is a request to divide the Account Balance due to a divorce.

To determine the withdrawal charge for the Deferred Annuities, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from earnings, then from amounts (other than earnings) that can be withdrawn without a withdrawal charge and then from purchase payments, each on a "first-in-first-out" (oldest money first) basis. Once we have determined the amount of the withdrawal charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the investment divisions in the same proportion as the withdrawal is being made.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest.

For partial withdrawals, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the withdrawal charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The withdrawal charge on purchase payments withdrawn for each class is as follows:


     IF WITHDRAWN DURING CONTRACT YEAR  B CLASS BONUS CLASS C CLASS L CLASS
     ---------------------------------  ------- ----------- ------- -------
                1......................    7%        9%      None      7%
                2......................    6%        8%                6%
                3......................    6%        8%                5%
                4......................    5%        7%                0%
                5......................    4%        6%                0%
                6......................    3%        4%                0%
                7......................    2%        3%                0%
                Thereafter.............    0%        0%                0%

The withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of withdrawal charges we collect.

WHEN NO WITHDRAWAL CHARGE APPLIES


In some cases, we will not charge you the withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any of the conditions listed below.

You do not pay a withdrawal charge:

..   If you have a C Class Deferred Annuity.

..   On transfers you make within your Deferred Annuity among the investment divisions and transfers to or from the Fixed Account.

..   On withdrawals of purchase payments you made over seven Contract Years ago for the B Class, seven Contract Years ago for the Bonus Class and three Contract Years ago for the L Class.

..   If you choose payments over one or more lifetimes except, in certain cases, under the Guaranteed Minimum Income Benefit.

..   If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

..   If your Contract permits and your spouse is substituted as the contract owner of the Deferred Annuity and continues the Contract, that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

..   If you withdraw only your earnings from the investment divisions.

..   During the first Contract Year, if you are in the Systematic Withdrawal
    Program, and you withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis, if withdrawals are on a monthly basis, or 1/4 of such 10% each quarter on a non-cumulative basis, if withdrawals are on a quarterly basis.

..   After the first Contract Year, if you withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.

..   If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Internal Revenue Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity.

..   If you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

..   If you properly "recharacterize" as permitted under Federal tax law your
    Traditional IRA Deferred Annuity or a Roth IRA Deferred Annuity using the same Deferred Annuity.

..   This Contract feature is only available if you are less than 81 years old on the Contract issue date. After the first Contract Year, if approved in your state, and your Contract provides for this, to withdrawals to which a withdrawal charge would otherwise apply, if you have been either the contract owner continuously since the issue of the Contract or the spouse who continues the Contract:

  . Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where you have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or

  . Is diagnosed with a terminal illness and not expected to live more than 12 months.

..   This Contract feature is only available if you are less than 65 years old on the date you became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if approved in your state, and your Contract provides for this, if you are disabled as defined in the Federal Social Security Act (or as defined by the Internal Revenue Code for Oregon contracts) and if you have been the contract owner continuously since the issue of the Contract or the spouse who continues the Contract.

..   If you have transferred money which is not subject to a withdrawal charge
    (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual withdrawal charge schedule.

..   Subject to availability in your state, if the early withdrawal charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Balance and (2) you transfer your total Account Balance to certain eligible contracts issued by MetLife or one of its affiliated companies and we agree.

FREE LOOK

   You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your Administrative Office in good order.

Any Bonus does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

DEATH BENEFIT--GENERALLY

   One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies).

If you intend to purchase the Deferred Annuity for use with a Traditional IRA, Roth IRA, SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.

The basic death benefit is described below. Additional optional death benefits are described in the "Optional Death Benefits" section. Check your contract and riders for the specific provisions applicable to you. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability).

The death benefit is determined as of the end of the business day on which we receive both due proof of death and on election for the payment method.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the investment divisions until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. Any death benefit amounts held in the investment divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.

Your beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum payment. If you purchased the Contract as a deceased person's beneficiary under an IRA, your beneficiary may be limited by tax law as to the method of distribution of any death benefit. Please see the Tax Section of this Prospectus.

If you are a non-natural person, then the life of the annuitant is the basis for determining the death benefit. If there are joint contract owners, the oldest of the two will be used as a basis for determining the death benefit.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), are reset on the date of the change in contract owner.

SPOUSAL CONTINUATION. If the beneficiary is your spouse, the beneficiary may be substituted as the contract owner of the Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account Balance will be adjusted to equal the death benefit. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the Contract, unless the deceased spouse had previously purchased the benefit at issue of the Contract. Any amounts in the Deferred Annuity would be subject to applicable withdrawal charges except for that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

If the spouse continues the Deferred Annuity, the second death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), are reset on the date the spouse continues the Deferred Annuity. If the Contract includes both the optional Guaranteed Minimum Income Benefit Plus II Benefit and optional Enhanced Death Benefit, the Annual Increase Amount for the optional Guaranteed Minimum Income Benefit Plus II is also reset on the date the spouse continues the Contract.

Spousal continuation will not satisfy required minimum distribution rules for tax qualified contracts other than IRAs.

"STRETCH IRA" CONTRACTS. We permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The new Contract is issued in the same contract class as your Contract, except, if you had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary may be permitted to choose some optional benefits available under the Contract, but certain contract provisions or programs may not be available.

If your beneficiary holds the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law as to the method of distribution of any death benefit.

"STRETCH NON-QUALIFIED" CONTRACTS. If available in your state, we permit your beneficiary to hold the Non-Qualified Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The designated beneficiary's interest in the contract must be distributed in accordance with minimum required distribution rules for deferred annuities under the income tax regulations over a period no longer than the designated beneficiary's single life expectancy with the distributions beginning within 12 months after the date of your death. The new Contract is issued in the same contract class as your Contract, except, if you had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other non-qualified contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary may be permitted to choose some of the optional benefits available under the Contract, but no optional living benefit options are available and certain contract provisions or programs may not be available.

If your beneficiary holds the Non-Qualified Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law and our administrative procedures as to the available methods and period of distribution of any death benefit.

TOTAL CONTROL ACCOUNT. The beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for you.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

BASIC DEATH BENEFIT

The Basic Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; (2) total purchase payment less partial withdrawals; or (3) your "Highest Anniversary Value" (as described below) as of each fifth Contract Anniversary.

If you die during the pay-in phase and you have not chosen one of the optional death benefits, the death benefit the beneficiary receives will be equal to the greatest of:

1. Your Account Balance; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal; or

3. "Highest Anniversary Value" as of each fifth Contract Anniversary, determined as follows:

   .  At issue, the Highest Anniversary Value is your initial purchase payment;

   . Increase the Highest Anniversary Value by each subsequent purchase payment;

   . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   .  On each fifth Contract Anniversary before your 81st birthday, compare the
      (1) then-Highest Anniversary Value to the (2) current Account Balance and
      (3) total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal and set the Highest Anniversary Value equal to the greatest of the three.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

      . Increase the Highest Anniversary Value by each subsequent purchase payment or

      . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance before the withdrawal.

                                   EXAMPLE:

------------------------------------------------------------------------------------------------------
                                                           Date                       Amount
                                               ------------------------------ ------------------------
A   Initial Purchase Payment                             10/1/2010                   $100,000
------------------------------------------------------------------------------------------------------
B   Account Balance                                      10/1/2011                   $104,000
                                               (First Contract Anniversary)
------------------------------------------------------------------------------------------------------
C   Death Benefit                                     As of 10/1/2011                $104,000
                                                                              (= greater of A and B)
------------------------------------------------------------------------------------------------------
D   Account Balance                                      10/1/2012                    $90,000
                                               (Second Contract Anniversary)
------------------------------------------------------------------------------------------------------
E   Death Benefit                                        10/1/2012                   $100,000
                                                                              (= greater of A and D)
------------------------------------------------------------------------------------------------------
F   Withdrawal                                           10/2/2012                    $9,000
------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance              10/2/2012                      10%
                                                                                      (= F/D)
------------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                     10/2/2012                    $81,000
                                                                                      (= D-F)
------------------------------------------------------------------------------------------------------
I   Purchase Payments reduced for Withdrawal          As of 10/2/2012                 $90,000
                                                                                   (= A-(A X G))
------------------------------------------------------------------------------------------------------
J   Death Benefit                                        10/2/2012                    $90,000
                                                                              (= greater of H and I)
------------------------------------------------------------------------------------------------------
K   Account Balance                                      10/1/2015                   $125,000
------------------------------------------------------------------------------------------------------
L   Death Benefit (Highest Anniversary Value)         As of 10/1/2015                $125,000
                                                    (Fifth Anniversary)       (= greater of I and K)
------------------------------------------------------------------------------------------------------
M   Account Balance                                      10/2/2015                   $110,000
------------------------------------------------------------------------------------------------------
N   Death Benefit                                     As of 10/2/2015                $125,000
                                                                              (= greatest of I, L, M)
------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

Account Balances on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

OPTIONAL DEATH BENEFITS

There may be versions of each optional death benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you.

ANNUAL STEP-UP DEATH BENEFIT


   The Annual Step-Up Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; or (2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance; or

2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal.

You may not purchase this benefit if you are 80 years of age or older.

The Annual Step-Up Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.20% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

-----------------------------------------------------------------------------------------------------
                                                           Date                       Amount
                                               ------------------------------ -----------------------
A   Initial Purchase Payment                             10/1/2010                   $100,000
-----------------------------------------------------------------------------------------------------
B   Account Balance                                      10/1/2011                   $104,000
                                               (First Contract Anniversary)
-----------------------------------------------------------------------------------------------------
C   Death Benefit (Highest Anniversary Value)         As of 10/1/2011                $104,000
                                                                              (= greater of A and B)
-----------------------------------------------------------------------------------------------------
D   Account Balance                                      10/1/2012                   $90,000
                                               (Second Contract Anniversary)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                            Date                Amount
                                                       ---------------- -----------------------
E   Death Benefit (Highest Contract Year Anniversary)     10/1/2012            $104,000
                                                                        (= greater of B and D)
-----------------------------------------------------------------------------------------------
F   Withdrawal                                            10/2/2012             $9,000
-----------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance               10/2/2012              10%
                                                                               (= F/D)
-----------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                      10/2/2012            $81,000
                                                                               (= D-F)
-----------------------------------------------------------------------------------------------
I   Highest Anniversary Value reduced for Withdrawal   As of 10/2/2012         $93,600
                                                                            (= E-(E X G))
-----------------------------------------------------------------------------------------------
J   Death Benefit                                         10/2/2012            $93,600
                                                                        (= greater of H and I)
-----------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

In states where approved, only one of either the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or Enhanced Death Benefit will be available. The Greater of Annual Step-Up or 5% Annual Increase Amount is designed to protect against adverse investment experience. In general, it provides that the death will be not less than the greater of (1) your Account Balance or (2) the "Annual Increase Amount" which is the total of your purchase payments (adjusted for withdrawals) accumulated at 5% per year or (3) your "Highest Anniversary Value", as described below.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greatest of:

1. Your Account Balance; or

2. The Annual Increase Amount which is equal to the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal (the withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal); or

3. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

You may not purchase this benefit if you are 80 years of age or older.

The Greater of Annual Step-Up or 5% Annual Increase Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.35% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

----------------------------------------------------------------------------------------------------------------
                                                                  Date                         Amount
                                                      ----------------------------- ----------------------------
A   Initial Purchase Payment                                    10/1/2010                     $100,000
----------------------------------------------------------------------------------------------------------------
B   Account Balance                                             10/1/2011                     $104,000
                                                      (First Contract Anniversary)
----------------------------------------------------------------------------------------------------------------
C1  Account Balance (Highest Anniversary Value)                 10/1/2011                     $104,000
                                                                                       (= greater of A and B)
----------------------------------------------------------------------------------------------------------------
C2  5% Annual Increase Amount                                   10/1/2011                     $105,000
                                                                                            (= A X 1.05)
----------------------------------------------------------------------------------------------------------------
C3  Death Benefit                                            As of 10/1/2011                  $105,000
                                                                                      (= greater of C1 and C2)
----------------------------------------------------------------------------------------------------------------
D   Account Balance                                             10/1/2011                     $90,000
                                                      (Second Contract Anniversary)
----------------------------------------------------------------------------------------------------------------
E1  Highest Anniversary Value                                   10/1/2012                     $104,000
                                                                                      (= greater of C1 and D)
----------------------------------------------------------------------------------------------------------------
E2  5% Annual Increase Amount                                As of 10/1/2012                  $110,250
                                                                                        (= A X 1.05 X 1.05)
----------------------------------------------------------------------------------------------------------------
E3  Death Benefit                                               10/1/2012                     $110,250
                                                                                      (= greater of E1 and E2)
----------------------------------------------------------------------------------------------------------------
F   Withdrawal                                                  10/2/2012                      $9,000
----------------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance                     10/2/2012                       10%
                                                                                              (= F/D)
----------------------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                            10/2/2012                     $81,000
                                                                                              (= D-F)
----------------------------------------------------------------------------------------------------------------
I1  Highest Anniversary Value reduced for Withdrawal         As of 10/2/2012                  $93,600
                                                                                          (= E1-(E1 X G))
----------------------------------------------------------------------------------------------------------------
I2  5% Annual Increase Amount reduced for Withdrawal         As of 10/2/2012                  $99,238
                                                                                          (= E2-(E2 X G).
                                                                                    Note: E2 includes additional
                                                                                       day of interest at 5%)
----------------------------------------------------------------------------------------------------------------
I3  Death Benefit                                               10/2/2012                     $99,238
                                                                                    (= greatest of H, I1 and I2)
----------------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/12 and 10/02/12 are assumed to be equal prior to the withdrawal.

All amounts are rounded to the nearest dollar.

THE ENHANCED DEATH BENEFIT

If you have not elected any optional living benefit (other than the Guaranteed Minimum Income Benefit Plus II, which is also known as the "Predictor Plus II" in our sales literature and advertising ), you may select the Enhanced Death Benefit. The Enhanced Death Benefit is not available in the State of Oregon or with a B Plus Class or C Class Contract in Washington or New York State. The Enhanced Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance or (2) the "death benefit base" which is the greater of (a) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year or (b) your "Highest Anniversary Value," as described below.

The Enhanced Death Benefit is equal to the greater of:

1. The Account Balance; or

2. The "Death Benefit Base", which is the greater of the following:

   a. The Annual Increase Amount which is the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately prior to your 91st birthday and 0% thereafter, reduced by the sum total of each withdrawal adjustment accumulated at the rate or 5% a year from the date of the withdrawal.

     . For this purpose, all purchase payments credited within 120 days of the date we issued the Deferred Annuity will be treated as if they were received on the date we issued the Deferred Annuity.

     . The withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal if total withdrawals in a Contract Year are more than 5% of the Annual Increase Amount at the previous Contract Anniversary.

     . If total withdrawals in a Contract Year are less than or equal to 5% of the Annual Increase Amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total withdrawals treated as a single withdrawal at the end of the Contract Year.

     . The Annual Increase Amount does not change after the Contract Anniversary on or following your 91st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by each withdrawal as described here where the annual increase rate is set at 0%; or

   b. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

     . At issue, the Highest Anniversary Value is your initial purchase payment;

     . Increase the Highest Anniversary Value by each subsequent purchase payment;

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal;

     .   On each Contract Anniversary before your 81st birthday, compare the
         (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

     . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

        . Increase the Highest Anniversary Value by each subsequent purchase payment or

        . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal.

You may not purchase the Enhanced Death Benefit if you are 76 years of age or older.

For Contracts for which applications and necessary information were received at your Administrative Office on or before May 1, 2009, we offered a version of the Enhanced Death Benefit that is no longer available. The prior version is the same as the current version except that the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%, with respect to section 2(a) above, different investment allocation restrictions apply and different charges apply.

OPTIONAL STEP-UP

On each Contract Anniversary on or after the first anniversary following the effective date of this optional benefit, you may elect an Optional Step-Up provided that (1) the Account Balance exceeds the Annual Increase Amount immediately before the step-up; and (2) the Contract owner (or oldest joint owner or annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.

We must receive your request to exercise the Optional Step-Up in writing or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

The Optional Step-Up will:

   a) reset the Annual Increase Amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Step-Up election; and

   b) reset the Enhanced Death Benefit charge to a rate we determine, as long as that rate does not exceed the maximum Optional Step-Up charge of 1.50%, provided that this rate will not exceed the rate currently applicable to the same rider available for new Contract purchases at the time of the step-up.

On the date of the step-up, the Account Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the step-up.

When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:

1) a one time Optional Step-Up at any Contract Anniversary; or

2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Balance automatically).

If you have also elected the Guaranteed Minimum Income Benefit Plus II and you elect Optional Step-Ups to occur under the Automatic Annual Step-Up, it will remain in effect through the seventh Contract Anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue, after the seventh Contract Anniversary.

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in writing at our Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary.

Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Administrative Office that you wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing (or by any other method acceptable to us) at least 30 days prior to the Contract Anniversary following the date you make this election. If you discontinue Automatic Step-Ups, the Enhanced Death Benefit and charge will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Enhanced Death Benefit, there are certain investment allocation restrictions. Please see "Investment Allocation Restrictions For Certain Benefits."

TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:

   (a)The date you make a total withdrawal of your Account Balance (pro-rata portion of the annual charge will apply);

   (b)When your Account Balance is not sufficient to pay the charge for this benefit;

   (c)The date you annuitize your Contract (a pro-rata portion of the annual charge will apply);

   (d)A change of the Contract owner or joint contract owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures;

   (e)The date you assign your Contract, subject to our administrative procedures;

   (f)The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

   (g)The Deferred Annuity is terminated.

Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit if you assign the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

CHARGES. The Enhanced Death Benefit is available for an additional charge of 0.75% of the Death Benefit Base for issue ages 69 and younger and 0.95% for issue ages 70-75, deducted at the end of each Contract Year, prior to taking into account any Optional Step-Up. As described above, as a result of an Optional Step-Up, the charge may be increased up to a maximum of 1.50%. The charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

                                   EXAMPLE:

----------------------------------------------------------------------------------------------------------------
                                                                Date                          Amount
                                                    ------------------------------ -----------------------------
A   Initial Purchase Payment                                  10/1/2010                      $100,000
----------------------------------------------------------------------------------------------------------------
B   Account Balance                                           10/1/2011                      $90,000
                                                    (First Contract Anniversary)
----------------------------------------------------------------------------------------------------------------
C1  Account Balance (Highest Anniversary Value)            As of 10/1/2011                   $100,000
                                                                                      (= greater of A and B)
----------------------------------------------------------------------------------------------------------------
C2  5% Annual Increase Amount                              As of 10/1/2011                   $105,000
                                                                                           (= A X 1.05)
----------------------------------------------------------------------------------------------------------------
C3  Death Benefit                                             10/1/2011                      $105,000
                                                                                     (= greater of C1 and C2)
----------------------------------------------------------------------------------------------------------------
D   Withdrawal (Dollar-For-Dollar within 5% limit)            10/2/2011                       $5,000
----------------------------------------------------------------------------------------------------------------
E   Percentage Reduction in Account Balance                   10/2/2011                       5.56%
                                                                                             (= D/B)
----------------------------------------------------------------------------------------------------------------
F   Account Balance after Withdrawal                          10/2/2011                      $85,000
                                                                                             (= B-D)
----------------------------------------------------------------------------------------------------------------
G1  Highest Anniversary Value reduced                      As of 10/2/2011                   $94,444
    for Withdrawal                                                                        (=C1-(C1 X E))
----------------------------------------------------------------------------------------------------------------
G2  5% Annual Increase Amount reduced for                  As of 10/2/2011                   $100,014
    Withdrawal                                                                               (=C2-D)
                                                                                   Note: C2 includes additional
                                                                                      day of interest at 5%
----------------------------------------------------------------------------------------------------------------
G3  Death Benefit                                             10/2/2011                      $100,014
                                                                                     (= greater of G1 and G2)
----------------------------------------------------------------------------------------------------------------
H   Account Balance                                           10/1/2012                      $110,000
                                                    (Second Contract Anniversary)
----------------------------------------------------------------------------------------------------------------
I1  Account Balance (Highest Anniversary Value)               10/1/2012                      $110,000
                                                                                     (= greater of G1 and H)
----------------------------------------------------------------------------------------------------------------
I2  5% Annual Increase Amount                                 10/1/2012                      $105,250
                                                                                         (= C2 X 1.05-D)
----------------------------------------------------------------------------------------------------------------
I3  Death Benefit                                             10/1/2012                      $110,000
                                                                                     (= greater of I1 and I2)
----------------------------------------------------------------------------------------------------------------
J   Withdrawal (Proportional above 5% limit)                  10/2/2012                      $11,000
----------------------------------------------------------------------------------------------------------------
K   Percentage Reduction in Account Balance                   10/2/2012                        10%
                                                                                             (= J/H)
----------------------------------------------------------------------------------------------------------------
L   Account Balance after Withdrawal                          10/2/2012                      $99,000
                                                                                             (= H-J)
----------------------------------------------------------------------------------------------------------------
M1  Highest Anniversary Value reduced for                  As of 10/2/2012                   $99,000
    Withdrawal                                                                           (= I1-(I1 X K))
----------------------------------------------------------------------------------------------------------------
M2  5% Annual Increase Amount reduced for                  As of 10/2/2012                   $94,738
    Withdrawal                                                                           (= I2-(I2 X K))
                                                                                   Note: I2 includes additional
                                                                                      day of interest at 5%
----------------------------------------------------------------------------------------------------------------
M3  Death Benefit                                             10/2/2012                      $99,000
                                                                                     (= greater of M1 and M2)
----------------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/11, 10/2/11, 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

All amounts are rounded to the nearest dollar.

EARNINGS PRESERVATION BENEFIT

You may purchase this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay.

This benefit provides that an additional death benefit is payable equal to:

The difference between

1. Your death benefit (either the basic death benefit or an optional death benefit for which you pay an additional charge); and

2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or

On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:

1. The difference between

   a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal; and

   b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.

2. In each case, multiplied by the following percentage, depending upon your age when you purchased the Contract:

          Purchase Age                            Percentage

          Ages 69 or younger                          40%

          Ages 70-79                                  25%

          Ages 80 and above                            0%

You may not purchase this benefit if you are 80 years of age or older.

For purposes of the above calculation, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal plus applicable withdrawal charges divided by the Account Balance immediately before the withdrawal.

If the spouse continues the Contract, the spouse can choose one of the following two options:

  . Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.

  . Stop the Earnings Preservation Benefit. Then, the Account Balance is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the Contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.

If we do not receive notification from the surviving spouse either to elect to continue or to discontinue the Earnings Preservation Benefit within 90 days of notice to us of the death of a spouse, we will treat the absence of a notification as if the Earnings Preservation Benefit had been discontinued and the amount of the benefits will be added to the Account Balance.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, this benefit is calculated in the same manner except (1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Balance on the date of the change in contract owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new contract owner as of the date of the change in contract owner.

If you are a non-natural person, the life of the annuitant is the basis for determining the additional death benefit. If there are joint contract owners, the oldest of the two will be used as a basis for determining the additional death benefit.

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

---------------------------------------------------------------------
                                        Date           Amount
                                      ---------- --------------------
A   Purchase Payments Not Withdrawn   10/1/2010       $100,000
---------------------------------------------------------------------
B   Death Benefit                     10/1/2011       $105,000
---------------------------------------------------------------------
C   Additional Death Benefit          10/1/2011        $2,000
                                                  (= 40% X (B - A))
---------------------------------------------------------------------
D   Account Balance                   10/1/2012        $90,000
---------------------------------------------------------------------
E   Withdrawal                        10/2/2012        $9,000
---------------------------------------------------------------------
F   Account Balance after Withdrawal  10/2/2012        $81,000
                                                      (= D - E)
---------------------------------------------------------------------
G   Purchase Payments Not Withdrawn   10/2/2012        $91,000
---------------------------------------------------------------------
                                                     (= A - E,
                                                  because there is
                                                     no gain at
                                                 time of withdrawal)
---------------------------------------------------------------------
H   Death Benefit                     10/2/2012        $99,238
---------------------------------------------------------------------
I   Additional Death Benefit                           $3,296
                                                  (= 40% X (H - G))
---------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge from the Account Balance is included when determining the percentage of Account Balance withdrawn.

All amounts are rounded to the nearest dollar.

LIVING BENEFITS

OVERVIEW OF LIVING BENEFITS

We offer a suite of optional living benefits that, for certain additional charges, can offer some protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these benefits may be elected, and the benefit must be elected at Contract issue. These optional benefits are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional benefit.

We currently offer two types of Living Benefits (the Guaranteed Asset Accumulation Benefit is no longer available for sale):

             Guaranteed Income                         Guaranteed Withdrawal
                 Benefits                                     Benefits
-------------------------------------------- -------------------------------------------
Guaranteed Minimum Income Benefit            Lifetime Withdrawal Guarantee (LWG I and
Plus (GMIB Plus I and GMIB Plus II or, the   LWG II)
Predictor Plus, or Predictor Plus I and      Enhanced Guaranteed Withdrawal Benefit
Predictor Plus II)                           (Enhanced GWB)
Guaranteed Minimum Income Benefit            Guaranteed Withdrawal Benefit (GWB I)
(GMIB I and GMIB II or the Predictor)
Our guaranteed income benefits are           These optional benefits are designed to
designed to allow you to invest your         guarantee that at least the entire amount
Account Balance in the market while          of purchase payments you make will be
at the same time assuring a specified        returned to you through a series of
guaranteed, level of minimum fixed           withdrawals (without annuitizing),
income payments if you elect to              regardless of investment performance, as
annuitize. The fixed annuity payment         long as withdrawals in any Contract Year
amount is guaranteed regardless of           do not exceed the maximum amount
investment performance or the actual         allowed. With the LWG, you get the same
Account Balance at the time you elect        benefits, but in addition, if you make
pay-outs. Prior to exercising this           your first withdrawal on or after the date
benefit and annuitizing your Contract,       you reach age 59 1/2, you are
you may make withdrawals up to a             guaranteed income, without annuitizing,
maximum level specified in the rider         for your life (and, for states other than
and still maintain the benefit amount.       New York, the life of your spouse, if the
[GMIB I and GMIB II were formerly            Joint Life version was elected and the
known as "Versions I and Versions II         spouse elects to continue the Contract is
of the Guaranteed Minimum Income             at least age 59 1/2 at spousal
Benefit"; and GMIB Plus I was                continuation), even after the entire
formerly known as "Version III of the        amount of purchase payments has been
Guaranteed Minimum Income                    returned. [GWBI was formerly known as
Benefit".]                                   "Version I of the Guaranteed Withdrawal
                                             Benefit"; Enhanced GWB was formerly
                                             known as "Version II of the Guaranteed
                                             Withdrawal Benefit"; and LWG I was
                                             formerly known as "Version III - the
                                             Lifetime Withdrawal Guarantee
                                             Benefit".]

             Guaranteed Income                    Guaranteed Asset Accumulation
                 Benefits                                    Benefit
-------------------------------------------- -----------------------------------------
Guaranteed Minimum Income Benefit            Guaranteed Minimum Accumulation Benefit
Plus (GMIB Plus I and GMIB Plus II or, the   (GMAB)
Predictor Plus, or Predictor Plus I and
Predictor Plus II)
Guaranteed Minimum Income Benefit
(GMIB I and GMIB II or the Predictor)
Our guaranteed income benefits are           GMAB is designed to guarantee that
designed to allow you to invest your         your Account Balance will not be less
Account Balance in the market while          than a minimum amount at the end of
at the same time assuring a specified        the 10-year waiting period.
guaranteed, level of minimum fixed           The amount of the guarantee depends
income payments if you elect to              on which of three permitted investment
annuitize. The fixed annuity payment         divisions you select.
amount is guaranteed regardless of
investment performance or the actual
Account Balance at the time you elect
pay-outs. Prior to exercising this
benefit and annuitizing your Contract,
you may make withdrawals up to a
maximum level specified in the rider
and still maintain the benefit amount.
[GMIB I and GMIB II were formerly
known as "Versions I and Versions II
of the Guaranteed Minimum Income
Benefit"; and GMIB Plus I was
formerly known as "Version III of the
Guaranteed Minimum Income
Benefit".]







GUARANTEED INCOME BENEFITS

At the time you buy the Contract, you may elect a guaranteed income benefit ("GMIB") for an additional charge. Each version of this benefit is designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance during the pay-in phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT BALANCE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE GMIB) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE BENEFIT EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the GMIB, you may make specified withdrawals that reduce your income base (as explained below) during the pay-in phase and still leave the benefit guarantees intact, provided the conditions of the benefit are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the benefit.

Only one version of the GMIB is currently available with the Contract, GMIB Plus II, which features may vary by state. The three other versions of the GMIB that have been available with this Contract, GMIB Plus I, GMIB II and GMIB I, vary by issue date and state availability. GMIB Plus I, GMIB I and GMIB II are not available for sale.

There may be versions of each optional guaranteed income benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you.

You may not have this benefit and another living benefit (LWG, GWB or GMAB) in effect at the same time. Once elected, the benefit cannot be terminated except as discussed below.

FACTS ABOUT GUARANTEED INCOME BENEFITS

INCOME BASE AND GMIB INCOME PAYMENTS. Under all versions of the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT BALANCE OR A MINIMUM RETURN FOR ANY INVESTMENT DIVISION. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, you may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly income payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment).

THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per year. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year for GMIB I, GMIB II and GMIB Plus I. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, (where permitted by state law), and the income type you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT BALANCE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES. Your registered representative can provide you an illustration of the amounts you would receive if you exercised the rider.

If you exercise a GMIB rider, your income payments will be the greater of:

  . the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or

  . the income payment determined for the same income type in accordance with the base Contract. (See "Pay-Out Options".)

If you choose not to receive income payments as guaranteed under the GMIB, you may elect any of the income options available under the Contract.

If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying your Account Balance on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit you did not use.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the Contract, then the annuitant will be considered the owner in determining the income base and GMIB income payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB income payments.
For purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the owner, oldest joint owner or the annuitant, of the owner is a non-natural person.

Note on Graphs and Examples

The purpose of these examples is to illustrate the operation of the GMIB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES OR TAX PENALTIES.

How the GMIB Works

(1)THE ANNUAL INCREASE AMOUNT OF THE INCOME BASE

   Determining a value upon which future income payments will be based

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the investment divisions you selected. Your purchase payments accumulate at the annual increase rate, until the Contract Anniversary on or immediately after the Contract owner's specified birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at the specified percentage each year adjusted for withdrawals and charges the "Annual Increase Amount of the Income Base") is the value upon which future income payments can be based.

                        [Compounding Income Base Chart]

   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 30 years. In this example, your Annual Increase Amount of the Income Base is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount of the Income Base will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

  [10 Year Waiting Period with  Compounding Income Base and Annuity for life
                                    CHART]

(2)THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

   Determining a value upon which future income payments will be based

   Prior to annuitization, the Highest Anniversary Value begins to lock in any growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract owner's 81/st/ birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                 [Highest  Account Balance Income Base Chart]


   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 30 years. In this example, the Highest Anniversary Value is higher than the Account Balance. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

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

 [10 Year Waiting Period with Highest Account Balance Income Base and Annuity for Life Chart]

(3)PUTTING IT ALL TOGETHER

   Prior to annuitization, the two components of the income base (the Annual Increase Amount of the Income Base and the Highest Anniversary Value of the Income Base) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the guaranteed minimum income base and the Account Balance will cease to exist. Also, the GMIB may only be exercised only after a 10 year waiting period, and then only within a 30 day period following the Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's specified birthday.

     [10 Year Waiting Period with Highest Account Balance Income Base and
                        Compounding Income Base Chart]

   With the GMIB, the income base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the Contract and Contract rider is issued. HOWEVER, IF THEN-CURRENT ANNUITY PURCHASE FACTORS APPLIED TO THE ACCOUNT BALANCE WOULD PRODUCE A GREATER AMOUNT OF INCOME, THEN YOU WILL RECEIVE THE GREATER AMOUNT. IN OTHER WORDS, WHEN YOU ANNUITIZE YOUR CONTRACT YOU WILL RECEIVE WHATEVER AMOUNT PRODUCES THE GREATEST INCOME PAYMENT. THEREFORE, IF YOUR ACCOUNT BALANCE WOULD PROVIDE GREATER INCOME THAN WOULD THE AMOUNT PROVIDED UNDER THE GMIB, YOU WILL HAVE PAID FOR THE GMIB ALTHOUGH IT WAS NEVER USED.

     [10 Year Waiting Period with Highest Account Balance Income Base and
          Compounding Income Base with Income Annuity for Life Chart]

DESCRIPTION OF GMIB PLUS II

In states where approved, the GMIB Plus II is available only for owners up through age 78 and you can only elect the GMIB Plus II at the time you purchase the contract. The GMIB Plus II is not available in the State of Oregon. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY ON OR FOLLOWING THE OWNER'S 90TH BIRTHDAY.

INCOME BASE

The income base is equal to the greatest of (a) or (b) below:

a. The Annual Increase Amount which is the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately prior to your 91st birthday and 0% thereafter, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal.

  . For this purpose, all purchase payments credited within 120 days of the date we issued the Deferred Annuity will be treated as if they were received on the date we issued the Deferred Annuity.

  . The withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal if total withdrawals in a Contract Year are more than 5% of the Annual Increase Amount at the previous Contract Anniversary.

  . If total withdrawals in a Contract Year are less than or equal to 5% of the Annual Increase Amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total withdrawals treated as a single withdrawal at the end of the Contract Year.

  . For Contracts issued in New York State, the Annual Increase Amount shall not exceed 270% of total purchase payments or, if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up.

      or

b. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal.

For purpose of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

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

Partial annuitizations are not permitted.

IN DETERMINING THE GMIB PLUS II INCOME PAYMENTS, AN AMOUNT EQUAL TO THE WITHDRAWAL CHARGE THAT WOULD APPLY UPON A COMPLETE WITHDRAWAL AND THE AMOUNT OF ANY PREMIUM AND OTHER TAXES THAT MAY APPLY WILL BE DEDUCTED FROM THE INCOME BASE. FOR PURPOSES OF CALCULATING THE INCOME BASE, PURCHASE PAYMENT CREDITS (I.E., BONUS PAYMENTS) ARE NOT INCLUDED.

OPTIONAL STEP-UP. On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Balance. An Optional Step-Up may be beneficial if your Account Balance has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.

You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Balance automatically, provided the above requirements are met. The same conditions described above will apply to each automatic step-up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make the election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Up, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. If you discontinue Automatic Annual Step-Ups, the GMIB Plus II (and the charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.

We must receive your request to exercise the Optional Step-Up in writing at your Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

The Optional Step-Up will:

(1)resets the Annual Increase Amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Step-Up election;

(2)resets the GMIB Plus II waiting period to the 10th Contract Anniversary following the date the Optional Step-Up took effect; and

(3)may reset the GMIB Plus II charge to a rate that does not exceed the lower of: (a) a maximum Optional Step-Up charge (1.50%) or (b) the current rate we charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.

(4)For Contracts issued in New York State only, reset the maximum Annual Increase Amount to 270% multiplied by the reset Annual Increase Amount, if greater than the maximum Annual Increase Amount immediately before the Step-Up.

On the date of the Optional Step-Up, the Account Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.

In the event that the charge applicable to Contract purchases at the time of the reset is higher than your current GMIB Plus II charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. Please see "Investment Choices -- Investment Allocation Restrictions for Certain Benefits" If you elect the GMIB Plus II, you may elect to participate in the Enhanced Dollar Cost Averaging Program, provided that your destination investment divisions are selected in accordance with the investment allocation restrictions.

GUARANTEED PRINCIPAL OPTION (DOES NOT APPLY TO CONTRACTS ISSUED IN WASHINGTON STATE). On each Contract Anniversary, starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Balance intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a)is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and

(b)the Account Balance on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment division in the ratio the portion of the Account Balance in such investment division bears to the total Account Balance in all investment divisions.

IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your Account Balance, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.

The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. THE CONTRACT, HOWEVER, WILL CONTINUE, AND THE GMIB PLUS II ALLOCATION RESTRICTIONS, DESCRIBED ABOVE, WILL NO LONGER APPLY.

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

EXERCISING THE GMIB PLUS II. If you exercise the GMIB Plus II, you must select to receive income payments under one of the following income types:

   (1)Lifetime Income Annuity with a 5 Year Guarantee Period .

   (2)Lifetime Income Annuity for Two with a 5 Year Guarantee Period . Based on federal tax rules, this option is not available for qualified contracts where the difference in ages of the joint annuitants, who are non-spouses, is greater than 10 years. See "Pay-Out Options."

For Contracts issued in New York State, if you exercise the GMIB Plus II, you must elect to receive payments under one of the following income types:

      (a)Lifetime Income Annuity with a 5-Year Guarantee Period.

      (b)Lifetime Income Annuity for Two with a 5-Year Guarantee Period. Based on federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint annuitants, who are non-spouses, is greater than 10 years. See "Pay-Out Options." This income type is only available if the youngest annuitant's attained age is 35 or older.

If you take a full withdrawal of your Account Balance, your Contract is terminated by us due to its small Account Balance and inactivity (see "When We Can Cancel Your Contract"), or your Contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

GMIB PLUS II PAYOUT RATES (DOES NOT APPLY TO CONTRACTS ISSUED IN NEW YORK STATE). The GMIB payout rates are enhanced under either of the following circumstances, if:

   (a)you begin withdrawals on or after your 62nd birthday;

   (b)your Account Balance is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and

   (c)the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period;

Then the annual income payments under the GMIB Plus II will equal or exceed 5.50% of the income base (calculated on the date the payments are determined).

Similarly if;

   (a)you begin withdrawals on or after your 60th birthday;

   (b)your Account Balance is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and

   (c)the income type you select is the Lifetime Income Annuity with a 5 Year Guarantee Period.

Then the annual income payments under the GMIB Plus II will equal or exceed 5% of the income base (calculated on the date the payments are determined).

If the income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to you instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently then annually.

TERMINATING THE GMIB PLUS II. Except as otherwise provided, the GMIB Plus II will terminate upon the earliest of:

   a) The 30th day following the Contract Anniversary on or following your 90th birthday;

   b) The date you make a complete withdrawal of your Account Balance (a pro rata portion of the charge will be applied). (If there is still an income base remaining after a full withdrawal of your Account Balance, we will commence making income payments based on the remaining income base within 30 days of the date of the full withdrawal.)

   c) The date you elect to receive income payments under the contract and you do not elect to receive payments under the GMIB Plus II (a pro rata portion of the charge will be applied);

   d) Death of the owner or joint owner (unless the spouse (aged 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;

   e) A change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the Contract, subject to our administrative procedures;

   f) The effective date of the Guaranteed Principal Option; or

   g) The date you assign your Contract, subject to our administrative procedures.

Under our current administrative procedures, we will waive the termination of the GMIB Plus II if you assign the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

When the GMIB Plus II terminates, the corresponding GMIB Plus II charge terminates and GMIB Plus II investment restrictions no longer apply.

For Contracts issued in all states except New York between February 24, 2009 through May 1, 2009, the following differences apply:

(1)The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per year;

(2)The GMIB payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday; (ii) your Account Balance is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the Lifetime Income Annuity with a 10 Year Guarantee Period, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) you begin withdrawals on or before your 60th birthday; (ii) your Account Balance is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) you select the Lifetime Income Annuity with a 10-Year Guarantee Period;

(3)Different investment allocation restrictions apply;

(4)The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter;

(5)If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year; and

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

(6)The fixed annuity options are the Lifetime Income Annuity with a 10 year Guaranteed Period (if you choose to start the annuity option after age 79, the year of the guarantee period component of the annuity option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the Lifetime Income Annuity for Two with a 10 Year Guarantee Period. (Based upon federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint annuitants, who are non-spouses, is greater than 10 years).

For Contracts issued in New York State on or before May 1, 2009, the following differences apply:

(1) The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter;

(2) The GMIB annuity rates for attained ages 85-90 are the same as those for attained age 84;

(3) Different investment allocation restrictions apply;

(4) The Lifetime Income Annuity for Two income option type is only available if the oldest annuitant's attained age is 55 or older;

(5) The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up;

(6) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year; and

(7) The GMIB Annuity Table is calculated based upon the Annuity Mortality Table with a 7-year age set back with interest of 1.5% per year.

For Contracts issued in all states except New York prior to February 24, 2009, the GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year; the GMIB payout rates are enhanced to be at least 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your Account Balance is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the Lifetime Income Annuity with a 10 Year Guarantee Period and difference (3) through (6) in the non-New York version apply.

CHARGES. The GMIB Plus II is available, for an additional charge of 1.00% (0.95% for Contracts issued in New York State) of the income base, deducted at the end of each Contract Year, prior to taking into account any applicable Step-Up, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003, a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging program is not available in the C and Bonus Classes Deferred Annuity)

THE GUARANTEED PRINCIPAL OPTION -- GRAPH AND EXAMPLE

Initial investment is $100,000. Assume that no withdrawals are taken. Assume that Account Balance at the 10th Contract Anniversary is $50,000 due to poor market performance, and the Guaranteed Principal Option is exercised at this time.

The effect of exercising the Guaranteed Principal Option:

1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Balance 30 days after the 10th Contract Anniversary bringing it back up to $100,000.

2) The GMIB Plus II benefit and the benefit charge terminate as of the date that the adjustment is made to the Account Balance; the Contract continues.

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3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Balance.

             [Exercise Guaranteed Principal Option and Guaranteed
                          Principal Adjustment Chart]

Withdrawals reduce the original purchase payment (I.E., those payments credited within 120 days of the Contract's issue date) proportionately and, therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

THE OPTIONAL STEP-UP: OPTIONAL AUTOMATIC ANNUAL STEP-UP

Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount of the Income Base increases to $105,500 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Optional Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Balance is higher than your 5% Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The 5% Annual Increase Amount of the Income Base automatically resets from $105,000 to $110,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus II is reset to 10 years from the first Contract Anniversary;

(3)The charge is reset to the fee we charge new contract owners at that time;
   and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

The 5% Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Balance is higher than your 5% Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The 5% Annual Increase Amount of the Income Base automatically resets from $115,500 to $120,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus II is reset to 10 years from the second Contract Anniversary;

(3)The charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

Assume your Account Balance increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Balance would exceed the 5% Annual Increase Amount of the Income Base and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

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The effect of each Optional Step-Up is:

(1)The 5% Annual Increase Amount of the Income Base automatically resets to the higher Account Balance;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus II is reset to 10 years from the date of the Optional Reset;

(3)The charge is reset to the fee we charge new Contract owners for the same GMIB Plus II rider; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

After the seventh Contract Anniversary, the initial Optional Automatic Annual Step-Up election expires. Assume you do not make a new election of the Optional Automatic Annual Step-Up. The 5% Annual Increase Amount of the Income Base increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Balance at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Balance is lower than your 5% Annual Increase Amount of the Income Base. However, because the Optional Reset has locked-in previous gains, the 5% Annual Increase Amount of the Income Base remains at $178,500 despite poor market performance, and, provided the benefit continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Also, please note:

(1)The 10-year waiting period to annuitize the Contract under the GMIB Plus II remains at the 17th Contract Anniversary (10 years from the date of the last Optional Reset);

(2)The charge remains at its current level; and

(3)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

                                    [GRAPHIC]



DESCRIPTION OF GMIB PLUS I (NO LONGER AVAILABLE FOR SALE)

GMIB Plus I is available only for owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the Contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday.

GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:

   (1)The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the owner's 85th birthday and 0% thereafter.

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   (2)An Optional Step-Up is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Step-Up. (Please note that "Step-Up" is referred to as "Reset" in the rider.)

   (3)If your income base is increased due to an Optional Step-Up under the GMIB Plus I rider, we may increase the GMIB Plus I charge to the charge applicable to Contract purchases of the same optional benefit at the time of the increase, but to no more than a maximum of 1.50%.

   (4)Termination provision g) above does not apply and the following replaces termination provision a), above:

      The 30th day following the Contract Anniversary on or following your 85th birthday.

      and the following replaces provision d) above:

      Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or the death of the annuitant if a non-natural person owns the contract.

   (5)If you elect the GMIB Plus I, you are limited to allocating your purchase payments and Account Balance among the following funding options:

      (a)the MetLife Conservative Allocation Investment Division

      (b)the MetLife Conservative to Moderate Allocation Investment Division,

      (c)the MetLife Moderate Allocation Investment Division,

      (d)the MetLife Moderate to Aggressive Allocation Investment Division,

      (e)the American Funds Moderation Allocation Investment Division,

      (f)the American Funds Balanced Allocation Investment Division,

      (g)the American Funds Growth Allocation Investment Division

      (h)the Met/Franklin Templeton Founding Strategy Investment Division

      (i)the Fixed Account

      (j)the SSgA Growth ETF Investment Division

      (k)the SSgA Growth and Income ETF Investment Division

      (l)the BlackRock Money Market Investment Division (where available)

   (6)The Guaranteed Principal Option may be exercised starting with the tenth Contract Anniversary prior to the Contract owner's 86th birthday.

   (7)We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for a class of the Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the GMIB Plus I benefit and will allow Optional Resets by those purchasers even if this benefit is no longer offered for a class of the Contract.

   (8)If you exercise the GMIB Plus I benefit under the life annuity with 10 years of annuity payments guaranteed option, the Guaranteed Period is 5 years for ages 84-85.

   (9)If you exercise the GMIB Plus I benefit under the life annuity, 10 years of annuity payments are guaranteed.

  (10)If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event; (i) you begin withdrawals on or after your 60th birthday;

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      (ii) your Account Balance is fully withdrawn or decreases to zero on or after your 60th birthday and there is no income base remaining; and (iii) the annuity option you select is the Lifetime Income Annuity with a 10 Year Guarantee Period.

  (11)The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year.

You may elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination investment divisions are one or more of the above-listed investment choices.

For Contracts issued prior to JULY 16, 2007, the GMIB Plus II payout rates described in (10) above will not be applied.

For Contracts issued prior to FEBRUARY 26, 2007, we offered a version of the GMIB Plus I that is no longer available. This prior version of the GMIB Plus I differs from the current version with respect to the calculation of the Annual Increase Amount and the applicable benefit charge. Specifically: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "a" of the "Income Base'' section above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year; and (2) the additional charge for the GMIB Plus I is 0.75% of the Income Base (with a maximum charge of 1.50% of the Income Base applicable upon the exercise of the Optional Step-Up feature).

EXAMPLE

THE OPTIONAL STEP-UP

Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount of the Income Base increases to $105,000 on the first Contract Anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.

The effect of the Optional Step-Up election is:

(1)The 5% Annual Increase Amount of the Income Base resets from $105,000 to $110,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus I is reset to 10 years from the first Contract Anniversary;

(3)The charge is reset to the fee we charge new contract owners at that time;

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary; and

The 5% Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Balance is less than the 5% Annual Increase Amount of the Income Base.

For Contracts issued prior to FEBRUARY 27, 2006, you may elect an Optional Step-Up as described above, except that: 1) you may elect an Optional Step-Up on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Step-Up at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Step-Up; and 2) you are required to affirmatively elect an Optional Step-Up in accordance with the procedures described above, the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the resets from every third Contract Anniversary to each Contract Anniversary and you will also be able to elect Optional Automatic Resets under the Automatic Annual Step-Ups, following the same procedure, as described above.

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DESCRIPTION OF GMIB II (NO LONGER AVAILABLE FOR SALE)

The GMIB II is available only for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. The GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday.

The GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:

   (1)The additional charge for GMIB II is 0.50%

   (2)The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:

      a. the annual increase rate is 5% per year through the Contract Anniversary on or following the owner's 85th birthday and 0% thereafter, and

      b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "a" of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.

   (3)There is no Guaranteed Principal Option.

   (4)There is no Optional Step-Up feature.

   (5)There are no limitations to how you may allocate your purchase payments and Account Balance among the investment choices.

   (6)The following replaces termination provision a), above:

      The 30th day following the Contract Anniversary on or following your 85th birthday.

   (7)The following replaces termination provision e), above:

      A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

   (8)Termination provisions, f) and g) above, do not apply.

   (9)The fixed annuity options are the Lifetime Income Annuity with a 10-year Guarantee Period (if you choose to annuitize after age 79, the Guarantee Period is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at age 84 and 85) or the Lifetime Income Annuity for Two with a 10-year Guarantee Period. (not available for qualified Contracts where the difference in ages of the joint annuitants, who are non-spouses, is greater than 10 years)

  (10)The following replaces termination provision d) above: Death of the owner or joint owner unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract, or death of the annuitant if a non-natural person owns the contract.

  (11)There are no enhanced payout rates.

  (12)The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year.

DESCRIPTION OF GMIB I (NO LONGER AVAILABLE FOR SALE)

In states where GMIB I has been approved and GMIB II has not been approved you can only elect GMIB I at the time you purchase the Contract and if you are age 75 or less. Once elected, this optional benefit cannot be terminated except as described below. The GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.

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The GMIB I is identical to the GMIB II, with the following exceptions:

   (1)The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II -- Income Base", except that:

      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;

      b) The annual increase rate is 6% per year through the Contract Anniversary immediately prior to the owner's 81st birthday and 0% thereafter; and

      (c)If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous Contract Anniversary, if later, the total withdrawal adjustments for the Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

   (2)The following replaces termination provision d), above:

      Death of the owner or death of the annuitant if a non-natural person owns the contract.

   (3)If you take a full withdrawal of your Account Balance, your contract is terminated by us due to its small Account Balance and inactivity or your contract lapses, the GMIB I terminates (even if there remains any income base) and no payments will be made under the benefit.

We currently waive the contractual requirement that terminates the GMIB I in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. See "Death Benefit -- Generally." In such event, the GMIB I will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this Prospectus who have elected GMIB I.

GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS

THE GMIB MAY HAVE LIMITED USEFULNESS IN CONNECTION WITH A QUALIFIED CONTRACT, SUCH AS IRA (SEE "INCOME TAXES"), IN CIRCUMSTANCES WHERE, DUE TO THE TEN YEAR WAITING PERIOD AFTER PURCHASE (AND, FOR THE GMIB PLUS II AND GMIB PLUS I, AFTER AN OPTIONAL STEP-UP), THE OWNER IS UNABLE TO EXERCISE THE BENEFIT UNTIL AFTER THE REQUIRED BEGINNING DATE OF REQUIRED MINIMUM DISTRIBUTIONS UNDER THE CONTRACT. In such event, required minimum distributions received from the Contract during the ten year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of income payments under the GMIB. You should consult your tax adviser prior to electing the GMIB.

Additionally, the GMIB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract or IRA (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB may not be exercised until 10 years after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/Optional Reset), and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.

GUARANTEED WITHDRAWAL BENEFITS

We offer optional guaranteed withdrawal benefits for an additional charge. There are four Guaranteed Withdrawal Benefits, two versions of the GWB and two versions of the LWG under this Contract:

  .   Lifetime Withdrawal Guarantee II ("LWG II")

  .   Lifetime Withdrawal Guarantee I ("LWG I")

  .   Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

  .   Guaranteed Withdrawal Benefit I ("GWB I")

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Each of the guaranteed withdrawal benefits guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your benefit has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the Contract, for your life (and, for Contracts not issued in New York State, the life of your spouse, if the Joint Life version of this optional benefit was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)

There may be versions of each optional guaranteed withdrawal benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you.

If you purchase a guaranteed withdrawal benefit, you must elect one version at the time you purchase the contract, prior to age 86. A maximum of two versions of the guaranteed withdrawal benefits are offered in any particular state. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit in effect at the same time. Once elected, the rider may not be terminated except as stated below.

FACTS ABOUT GUARANTEED WITHDRAWAL BENEFITS

MANAGING YOUR WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals or any amount applied to a pay-out option are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Balance or minimum return for any investment division. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I AND ENHANCED GWB AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEES CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee Benefit after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Balance to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II -- Cancellation and Guaranteed Principal Adjustment" below.) INCOME TAXES AND PENALTIES MAY APPLY TO YOUR WITHDRAWALS, AND WITHDRAWAL CHARGES MAY APPLY TO WITHDRAWALS DURING THE FIRST CONTRACT YEAR UNLESS YOU TAKE THE NECESSARY STEPS TO ELECT TO TAKE SUCH WITHDRAWALS UNDER A SYSTEMATIC WITHDRAWAL PROGRAM. WITHDRAWAL CHARGES WILL ALSO APPLY TO WITHDRAWALS OF PURCHASE PAYMENTS THAT EXCEED THE FREE WITHDRAWAL AMOUNT.

IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEES). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEES) UNTIL TERMINATION OF THE RIDER.

For purposes of calculating the Guaranteed Withdrawal Amount or the Total Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantees), purchase payment credits (I.E., bonus payments) are not included. In any event, withdrawals under the GWB will reduce your Account Balance and death benefits.

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CHARGES.   If the Lifetime Withdrawal Guarantee is in effect, we will continue to assess the GWB benefit charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I or Enhanced GWB is in effect, we will not continue to assess the GWB charge if your Benefit Base, as described below, equals zero.

TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB AND LWG IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEES) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT BALANCE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.

CIVIL UNIONS. A purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments upon the death of the owner under the Joint Life version of the Lifetime Withdrawal Guarantee.

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II

The Lifetime Withdrawal Guarantee II is not available in the State of Oregon.

TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee Benefit II is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does NOT exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a NON-EXCESS WITHDRAWAL. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEEDS THE ANNUAL BENEFIT PAYMENT, THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGE) REDUCES THE ACCOUNT BALANCE. WE REFER TO THIS TYPE OF WITHDRAWAL AS AN EXCESS WITHDRAWAL.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charge). IF, HOWEVER, YOU TAKE AN EXCESS WITHDRAWAL, THEN WE WILL REDUCE THE REMAINING TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGE) REDUCES THE ACCOUNT BALANCE.

7.25% COMPOUNDING INCOME AMOUNT. For all Contracts except Contracts issued in New York, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

    6% COMPOUNDING INCOME AMOUNT (NEW YORK STATE ONLY). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the

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    date you reach age 63, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). If the first withdrawal is taken before the Contract Anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

    If you elect the Joint Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date the younger spouse reaches age 66, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. If the first withdrawal is taken before the Contract Anniversary following the date the youngest spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

ANNUAL BENEFIT PAYMENT. For all Contracts except Contracts issued in New York, the initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if you make the first withdrawal on or after the date you reach age 76). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if you make your first withdrawal on or after the date you reach age 76).

    ANNUAL BENEFIT PAYMENT (NEW YORK STATE ONLY). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, the Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% if you make the first withdrawal on or after the Contract Anniversary following the date you reach age 76). If you elect the Joint Life Version of LWG II, the initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make the first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 6% Compounding Income Amount, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset to equal the new Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make your first withdrawal on or after the Contract Anniversary following the date you and your spouse reach age 63).

IT IS IMPORTANT TO NOTE:

  . If you take your first withdrawal before the date you reach age 59 1/2 (or, for Contracts issued in New York State with the Joint Life Version, if you take your first withdrawal before the date when both you and your spouse are at least 59 1/2 ), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Balance declines to zero. This means if your Account Balance is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals, however, you will not be guaranteed income for the rest of your life.

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  .   If you take your first withdrawal on or after the date your reach age
      59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life Version is elected and your spouse elects to continue the Contract and is at least age 59 1/2 at continuance, and, for Contracts issued in New York State, if you take your first withdrawal when both you and your spouse are at least age 591/2), even if your Remaining Guaranteed Withdrawal Amount or your Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Balance is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if applicable). Therefore, you will be guaranteed income for life.

  . If you take your first withdrawal on or after the date you reach age 76, your Annual Benefit Payment will be set equal to a 6% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount. For Contracts issued in New York State, if you elect the Joint Life Version, if you take your first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63, your Annual Benefit Payment will be set equal to 5% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.

  . IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT (6% COMPOUNDING INCOME AMOUNT FOR CONTRACTS ISSUED IN NEW YORK STATE) ONCE YOU MAKE YOUR SECOND WITHDRAWAL (FIRST WITHDRAWAL FOR CONTRACTS ISSUED IN NEW YORK STATE). HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.

  . At any time during the pay-in phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG II.

  . Annuitization may provide higher income amounts if the current income payment type rates applied to the adjusted Account Balance exceed the payments under the LWG II rider. Also, income payments provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the LWG II rider.

  . You have the option of receiving withdrawals under the LWG II or receiving payments under an pay-out option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II, your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.

MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have made an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL ON OR AFTER THE DATE YOU REACH AGE 76).

IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT BALANCE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining

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Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual
Benefit Payment did not cause your Account Balance to decline to zero.

You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without making an Excess Withdrawal in the second year.

AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Contract owner's 91st birthday (or in New York State, the youngest spouse's 91st birthday, if the Joint Life Version is elected), an Automatic Annual Step-Up will occur, provided that the Account Balance exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).

The Automatic Annual Step-Up will:

  . resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Balance on the date of the step-up, up to a maximum of $10,000,000 regardless of whether or not you have taken any withdrawals;

  . resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up (or 6% if you make your first withdrawal on or after the date you reach age 76) or, for Contracts issued in New York State, if the Joint Life version of LWG II was elected, reset the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63); and

  . may reset the Lifetime Withdrawal Guarantee Benefit II charge to a rate that does not exceed the lower of: (a) the maximum of 1.60% (Single Life version) or 1.80% (Joint Life version) or (b) the current rate that we charge for the same rider available for new Contract purchases at the time of the Automatic Annual Step-Up.

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current LWG II charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in writing at our Administrative Office no less than seven calendar days prior to the Contract Anniversary.

Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Administrative Office that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your Account Balance to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the automated required minimum distribution service, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

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INVESTMENT ALLOCATION RESTRICTIONS.  If you elect the Lifetime Withdrawal
Guarantee Benefit II, there are certain investment allocation restrictions. Please see "Your Investment Choices -- Investment Allocation Restrictions For Certain Benefits" above.

JOINT LIFE VERSION. Like the Single Life version of the LWG II, the Joint Life version must be elected at the time you purchase the contract, and the Contract owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the Contract dies (or when the first joint owner dies), the LWG II will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee Benefit II. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age
59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the Contract owner died (or before the first joint owner died), the withdrawal rate upon continuation of the Contract and the LWG II rider by the spouse will be based on the age of the Contract owner, oldest joint owner or youngest spouse (if the Joint Life version is elected in New York) at the time the first withdrawal was taken. In situations in which a trust is both the owner and beneficiary of the Contract, the Joint Life version of the benefit would not apply.

For Contracts issued in New York State, in order for you and your spouse to receive lifetime income, both you and your spouse must be at least age 59 1/2 at the time of the first withdrawal. Please note that a change of the primary beneficiary will terminate the LWG II rider in New York State. The age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II for Contracts issued in New York State (see "6% Compounding Income Amount" above.) In addition, the withdrawal rate for the Joint Life Version of LWG II may differ from the withdrawal rate for the Single Life Version for Contracts issued in New York State -- (see "Annual Benefit Payment" above).

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee Benefit II on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our Administrative Office. The cancellation will take effect on receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee Benefit II will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee Benefit II charge and, the investment allocation restrictions described in "Investment Choices -- Investment Allocation Restrictions for Certain Benefits" will no longer apply. The Contract, however, will continue.

If you cancel the Lifetime Withdrawal Guarantee Benefit II on the fifteenth Contract Anniversary or any eligible Contract Anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your Account Balance (does not apply to Contracts issued in Washington State). The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to
(a) - (b) where:

(a)is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Account Balance attributable to any partial withdrawals taken (including any applicable withdrawal charges) and

(b)is the Account Balance on the date of cancellation.

The Guaranteed Principal Adjustment will be added to each applicable investment division in the ratio the portion of the Account Balance in such investment division bears to the total Account Balance in all investment divisions. The Guaranteed Principal Adjustment will never be less than zero.

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Only purchase payments made during the first 120 days that you hold the
Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee Benefit II may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing the Lifetime Withdrawal Guarantee Benefit II for its Guaranteed Principal Adjustment feature.

TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE BENEFIT II. The Lifetime Withdrawal Guarantee Benefit II will terminate upon the earliest of:

(1)The date of a full withdrawal of the Account Balance (a pro rata portion of the charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);

(2)The date the Account Balance is applied to a pay-out option (a pro rata portion of the charge for this benefit will be assessed);

(3)The date there are insufficient amounts to deduct the Lifetime Withdrawal Guaranteed Benefit charge and your Contract is thereby terminated (whatever Account Balance is available will be applied to pay the charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met, however you will have no other benefits under the Contract);

(4)Death of the Contract owner or joint Contract owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee Benefit II, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;

(5)Change in contract owners or joint contract owners or annuitants (if the contract owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the charge for this benefit will be assessed, except for termination due to death;

(6)The Deferred Annuity is terminated (a pro-rata portion of the charge will be assessed, except for termination due to death.)

(7)Effective date of the cancellation of this benefit by the Contract Owner;

(8)The date you assign your Contract (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures; or

(9)For Contracts issued in New York State with the Joint Life Version, the effective date of a change of the primary beneficiary (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures.

Under our current administrative procedures, we will waive the termination of the LWG II if you assign the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

Once the benefit is terminated, the Lifetime Withdrawal Guarantee Benefit II charge will no longer be deducted and the Lifetime Withdrawal Guarantee II investment allocation restrictions will no longer apply.

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ADDITIONAL INFORMATION.  The Lifetime Withdrawal Guarantee Benefit II may
affect the death benefit available under your Contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee Benefit II is in effect, an alternative death benefit amount will be calculated under the Lifetime Withdrawal Guarantee Benefit II that can be taken in a lump sum. The Lifetime Withdrawal Guarantee Benefit II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the alternative death benefit amount calculated under the Lifetime Withdrawal Guarantee Benefit II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.

If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Contract owner (or the annuitant, if the Contract owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment in a lump sum that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s) of the Internal Revenue Code). If you terminate the Lifetime Withdrawal Guarantee Benefit II because (1) you make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the Lifetime Withdrawal Guarantee Benefit II charge; or (3) the Contract Owner dies, except where the beneficiary or joint owner is the spouse of the Contract owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.

CHARGES. For the Lifetime Withdrawal Guarantee Benefit II the current charges are 1.25% of the Total Guaranteed Withdrawal Amount for the Single Life version and 1.50% for the Joint Life version. If an Automatic Annual Step-Up occurs we may increase the Lifetime Withdrawal Guarantee Benefit II charge to the then current charge for the same optional benefit, but no more than a maximum of 1.60% for the Single Life version or 1.80% for the Joint life version.

The charge is deducted at the end of each Contract Year after applying any 7.25% Compounding Income Amount (6% Compounding Income Amount for Contracts issued in New York State) and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary by withdrawing amounts on a pro rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. The Fixed Account is not available with the C Class Deferred Annuity or in the State of New York if this optional benefit is selected.

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DESCRIPTION OF LIFETIME WITHDRAWAL GUARANTEE I (NO LONGER AVAILABLE FOR SALE)

In states where the LWG II is not yet approved, we offer (in states where approved) the LWG I. The LWG I is identical to LWG II, with except as described below.

TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount under the Lifetime Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if you elect the LWG II and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Total Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if you elect the LWG II and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.

COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.

ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (there is no 6% withdrawal rate for taking later withdrawals).

AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I, we may increase the Lifetime Withdrawal Guarantee I charge to the charge applicable to current contract purchases of the same optional benefit at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each Contract Anniversary prior to the owner's 86th birthday.

ISSUE AGES. For Contracts issued in New York State, the following issue age requirements apply: (1) the owner or oldest joint owner (or annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint owners who are spouses and both joint owners must be at least 63 years old. (Because of the requirement that the Contract be owned by joint owners, the Joint Life Version is only available for Non-Qualified Contracts).

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INVESTMENT ALLOCATION RESTRICTIONS.  If you elect the LWG I, you are limited to allocating your purchase payments and Account Balance among the Fixed Account and the following investment divisions:

   (a)MetLife Conservative Allocation Investment Division

   (b)MetLife Moderate to Conservative Allocation Investment Division

   (c)MetLife Moderate Allocation Investment Division

   (d)MetLife Moderate to Aggressive Allocation Investment Division

   (e)BlackRock Money Market Investment Division (Available with C Class Deferred Annuities issued after April 30, 2003, and in New York State and Washington State only.)

   (f)the American Funds Moderate Allocation Investment Division

   (g)the American Funds Balanced Allocation Investment Division

   (h)the American Funds Growth Allocation Investment Division

   (i)the Met/Franklin Templeton Founding Strategy Investment Division

   (j)the SSgA Growth ETF Investment Division

   (k)the SSgA Growth and Income ETF Investment Division

The Fixed Account is not available in New York State and Washington State with this optional benefit. You may elect to participate in the Enhanced Dollar Cost Averaging Program provided that your destination investment divisions are one or more of the above listed investment choices.

CHARGES. The Lifetime Withdrawal Guarantee Benefit I is available for an additional charge of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Automatic Annual Step-Up. As described above, this charge may change as a result of an Automatic Annual Step-Up. This charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or when available, a Deferred Annuity issued in New York State and Washington State with this optional benefit.)

EXAMPLES OF LIFETIME WITHDRAWAL GUARANTEE BENEFIT I AND II

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. The Lifetime Withdrawal Guarantee Benefits do not guarantee an Account Balance or minimum investment return for any investment division. The Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.

A. Lifetime Withdrawal Guarantee Benefit

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

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Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Balance is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Balance are reduced to zero. (Under the Lifetime Withdrawal Guarantee II, if the Contract Owner makes the first withdrawal at on after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

                                    [CHART]

       Annual Benefit     Cumulative           Account
          Payment         Withdrawals          Balance
       --------------     -----------        -----------
 1        $5,000           $ 5,000           $100,000.00
 2         5,000            10,000             90,250.00
 3         5,000            15,000             80,987.50
 4         5,000            20,000             72,188.13
 5         5,000            25,000             63,828.72
 6         5,000            30,000             55,887.28
 7         5,000            35,000             48,342.92
 8         5,000            40,000             41,175.77
 9         5,000            45,000             34,366.98
10         5,000            50,000             27,898.63
11         5,000            55,000             21,753.70
12         5,000            60,000             15,916.02
13         5,000            65,000             10,370.22
14         5,000            70,000              5,101.71
15         5,000            75,000                 96.62
16         5,000            80,000                     0
17         5,000            85,000                     0
18         5,000            90,000            -13,466.53
19         5,000            95,000                     0
20         5,000           100,000                     0




   2. When Withdrawals Do Exceed the Annual Benefit Payment

      a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $80,000
- $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Balance before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new

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Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% X $87,500 = $4,375.

(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000, Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the account value before that withdrawal.)

      b. Lifetime Withdrawal Guarantee I -- Reduction to Account Balance

Assume that a Contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $75,000
- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $ 10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Balance, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Balance after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% X $65,000 = $3,250.

B. Lifetime Withdrawal Guarantee Benefit -- Compounding Income Amount (for all states except New York)

Assume that a contract with LWG II had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 X 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

If the second withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 X 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 X 5%).

If the second withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($105,000 X 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 X 5%).

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If the second withdrawal is taken after the 10th Contract Year then the Total
Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 X 5%).

(In contrast to the Lifetime Withdrawal Guarantee II, the Lifetime Withdrawal Guarantee I has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each Contract Anniversary until the earlier of the date of the first withdrawal or the tenth Contract Anniversary.)

Delay taking withdrawals and receive higher guaranteed payments

                        [Chart]

Year of Second Withdrawal  Annual Benefit Payment
-------------------------  ----------------------
         1                      $ 5,000
         2                        5,363
         3                        5,751
         4                        6,168
         5                        6,615
         6                        7,095
         7                        7,609
         8                        8,161
         9                        8,753
        10                        9,387
        11                       10,068


C. Lifetime Withdrawal Guarantee Benefit -- Automatic Annual Step-Ups and 7.25% Compounding Amount (No Withdrawals)

Assume that a contract with LWG II had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 X 5%).

At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 X 5%).

Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point

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would be equal to $195,867. Assume that during these contract years the Account
Balance does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Balance at the ninth Contract
Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 X 5%).

At the 10th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Balance is less than $214,500. There is no Automatic Annual Step-Up since the Account Balance is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 X 5%).

                                    [CHART]



D. FOR CONTRACTS ISSUED IN NEW YORK STATE: Lifetime Withdrawal Guarantee Benefit -- Compounding Income Amount

Assume that a Contract owner, age 63 at issue, elected the Single Life version of the LWG II and made an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 X 5%). (If the Contract owner makes the first withdrawal on or after the Contract Anniversary following the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract owner makes the first withdrawal before the Contract Anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 6% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 5th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 X 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 X 5%).

If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 X 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 X 5%).

If the first withdrawal is taken after the 5th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 X 5%).

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        Delay taking withdrawals and receive higher guaranteed payments

                             [GRAPHIC APPEARS HERE]

                             Annual Benefit Payment

     1              2           3            4            5           6
   ------        ------       ------       ------       ------      ------
   $5,000        $5,300       $5,618       $5,955       $6,312      $6,691


E. FOR CONTRACTS ISSUED IN NEW YORK STATE: Lifetime Withdrawal Guarantee Benefit -- Automatic Annual Step-Ups and 6% Compounding Income Amount (No Withdrawals)

Assume that a Contract owner, age 63 at issue, elected the Single Life version of LWG II and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 X 5%).

At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 X 5%).

Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second Contract Anniversary through the fourth Contract Anniversary, and at that point would be equal to $134,832. Assume that during these Contract years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 X 5%).

At the 5th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than $159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 X 5%).

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DESCRIPTION OF ENHANCED GUARANTEED WITHDRAWAL BENEFIT

BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB. At issue, the Guaranteed Withdrawal Amount and the BENEFIT BASE are both equal to your initial purchase payment plus the GWB Bonus. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Balance below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

The Benefit Base is equal to:

  .   Your initial purchase payment, increased by the 5% GWB Bonus;

  .   Increased by each subsequent purchase payment, and by the 5% GWB Bonus;

  . Reduced dollar for dollar by withdrawals, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an income option (currently, you may not apply amounts less than your entire Account Balance to an annuity option); and

  . If any withdrawal from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Balance, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Balance, after the decrease for withdrawals. The Benefit Base will also be reset as a result of an Optional Reset as described below.

ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB withdrawal rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB withdrawal rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.

MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and
(2) your Account Balance after the reduction for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB withdrawal rate. Because the GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the benefit relative to the benefits you will receive.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not

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cumulative and your Benefit Base and Annual Benefit Payment will not increase.
For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.

ALL WITHDRAWALS ARE SUBJECT TO APPLICABLE EARLY WITHDRAWAL CHARGES AND TAXES.

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the automated required minimum distribution service, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB charge we deduct will increase because the charge is a percentage of your Guaranteed Withdrawal Amount.

OPTIONAL RESET. At any Contract Anniversary prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the Contract is owned by a non-natural person) you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.

An Optional Reset will:

..   Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the
    Account Balance on the date of the reset;

..   Reset your Annual Benefit Payment equal to the Account Balance on the date of the reset multiplied by the GWB withdrawal rate (7%); and

..   Reset the Enhanced GWB charge equal to the then current level we charge for the same benefit at the time of the reset, up to the maximum charge of 1.00%.

You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the Contract is owned by a non-natural person).

We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing) before the applicable Contract Anniversary. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.

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If you elect Automatic Annual Resets, a reset will occur automatically on any
Contract Anniversary if: (1) your Account Balance is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the Contract Anniversary is prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the Contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.

In the event that the charge applicable to Contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing (or by any other method acceptable to us), prior to the Contract Anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)

It is possible to elect a one-time Optional Reset when the Account Balance is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the Account Balance is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Balance before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Balance is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Balance is larger than the Guaranteed Withdrawal Amount.

Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

For Contracts issued prior to JULY 16, 2007, you may elect an Optional Reset beginning with the third Contract Anniversary (as long as it is prior to the owner's 86th birthday) and at any subsequent Contract Anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.

WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment.

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

CANCELLATION OF THE ENHANCED GWB. You may elect to cancel the Enhanced GWB in accordance with our administrative procedures (currently we require you to submit your cancellation request in writing to our Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB, you may not re-elect it. Upon cancellation, the Enhanced GWB charge will no longer apply. The Contract, however, will continue.

TERMINATION OF THE ENHANCED GWB. The Enhanced GWB will terminate upon the earliest of:

(1)the date you make a full withdrawal of your Account Balance (a pro rata portion of the charge will apply); (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met.)

(2)the date you apply all of your Account Balance to a pay-out option (a pro rata portion of the charge will apply);

(3)the date there are insufficient amounts to deduct the Enhanced GWB charge from your Account Balance (whatever Account Balance is available will be applied to pay the annual Enhanced GWB benefit charge); (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided your withdrawals did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met.)

(4)the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB is in effect at the time of continuation), all terms and conditions of the Enhanced GWB will apply to the surviving spouse; and (b) we will not terminate the benefit until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB charge until we receive this information;

(5)the effective date of cancellation of the rider;

(6)a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason (a pro rata portion of the charge will apply); or

(7)the termination of the Deferred Annuity (a pro rata portion of the charge will apply).

ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Balance and the withdrawal does not exceed the Annual Benefit Payment, or your Account Balance is reduced to zero because you do not have a sufficient Account Balance to pay the Enhanced GWB charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Enhanced GWB is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB.

If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed-upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal
Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal

Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s) of the Internal Revenue Code). If you terminate the Enhanced GWB because (1) you make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the Enhanced GWB charge; or (3) the Contract Owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.

CHARGES. The Enhanced GWB is available for an additional charge of 0.55% of the Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Optional Reset. As described above, this charge may change as a result of an Optional Reset. We will not continue to assess the charge if your Benefit Base equals zero. The charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A. How Withdrawals Affect the Benefit Base

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 X 5%). Assume that the Account Balance grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 -
      $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $100,000 exceeds the
      Benefit Base of $95,000, no further reduction to the Benefit Base is made.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Balance shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Balance would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of
a) $7,350 (the Annual Benefit Payment before the second purchase payment) and
b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C. How Withdrawals Affect the Annual Benefit Payment

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Balance by an additional $1,000, the Account Balance would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
      Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Balance had increased to $150,000, the Account Balance would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E. Putting It All Together

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Balance was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Balance would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals        Balance       Base
                 -------        -----------        -------      -------
 0                    0                0           100,000      105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350            7,350            42,650       75,600
 5                7,350            7,350            35,300       68,250
 6                7,350            7,350            27,950       60,900
 7                7,350            7,350            20,600       53,550
 8                7,350            7,350            13,250       46,200
 9                7,350            7,350             5,900       38,850
10                7,350            7,350                 0       31,500
11                7,350            7,350                 0       24,150
12                7,350            7,350                 0       16,800
13                7,350            7,350                 0        9,450
14                7,350            7,350                 0        2,100
15                2,100            2,100                 0            0
16
17
18

   2. When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Balance was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Balance, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Balance after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% X $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals        Balance       Base
                 -------        -----------        -------      -------
 0                   $0               $0          $100,000     $105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350           10,000            40,000       40,000
 5                2,800            2,800            37,200       37,200
 6                2,800            2,800            34,400       34,400
 7                2,800            2,800            31,600       31,600
 8                2,800            2,800            28,800       28,800
 9                2,800            2,800            26,000       26,000
10                2,800            2,800            23,200       23,200
11                2,800            2,800            20,400       20,400
12                2,800            2,800            17,600       17,600
13                2,800            2,800            14,800       14,800
14                2,800            2,800            12,000       12,000
15                2,800            2,800             9,200        9,200
16                2,800            2,800             6,400        6,400
17                2,800            2,800             3,600        3,600
18                2,800            2,800               800          800

F. Annual Benefit Payment Continuing When Account Balance Reaches Zero

An initial purchase payment is made of $100,000. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000 and the Annual Benefit Payment would be $7,350 ($105,000 X 7%).

Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year. Assume that the Account Balance was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

In this situation (assuming there are monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

                                    [CHART]

     Annual Benefit Payment  Benefit Base      Account Balance
     ----------------------  ------------      ---------------
 1           $7,350          $105,000            $100,000
 2            7,350            97,650              73,000
 3            7,350            90,300              52,750
 4            7,350            82,950              37,562.50
 5            7,350            75,600              26,171.88
 6            7,350            68,250              17,628.91
 7            7,350            60,900              11,221.68
 8            7,350            53,550               6,416.26
 9            7,350            46,200               2,812.20
10            7,350            38,850                 109.14
11            7,350            31,500                      0
12            7,350            24,150                      0
13            7,350            16,800                      0
14            7,350             9,450                      0
15            2,100             2,100                      0
16                0                 0                      0




G. How the Optional Reset Works if Elected on the 3rd Contract Anniversary (may be elected prior to age 86)

Assume that a Contract had an initial purchase payment of $100,000 and the fee is .55%. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The Account Balance on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at .55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..55%, the Guaranteed Withdrawal Amount and the Benefit Base would be reset to $148,350, and the Annual Benefit Payment would become 7% X $148,350 = $10,385.

The Account Balance on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% X $179,859 = $12,590.

The Account Balance on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% X $282,582= $19,781.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    [CHART]

          Annual Benefit     Cumulative
              Payment        Withdrawals     Account Balance
          --------------     -----------     ---------------
 1           $ 7,350          $  7,350           $105,000
 2             7,350            14,700            125,000
 3             7,350            22,050            130,000
 4            10,385            32,435            148,350
 5            10,385            42,819            185,000
 6            10,385            53,204            195,000
 7            12,590            65,794            179,859
 8            12,590            78,384            210,000
 9            12,590            90,974            223,000
10            19,781           110,755            282,582
11            19,781           130,535            270,000
12            19,781           150,316            278,000



   4 How an Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment

Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Balance at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 X 7%). (If you elect Automatic Annual Resets, a rest will not occur if the Account Balance is lower than the Guaranteed Withdrawal Amount.)

Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the benefit charge is calculated. If the benefit charge rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual benefit charge.

DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I (NO LONGER AVAILABLE FOR
SALE)

In states where the Enhanced Guaranteed Withdrawal Benefit is not yet approved, we currently offer the GWB I instead of the Enhanced GWB. The GWB I is the same as the Enhanced GWB described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five contract years instead of every Contract Year;
(4) the GWB I charge is 0.50% and the maximum GWB I charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the benefit following your fifth Contract Anniversary; and (6) we include withdrawal charges for the purposes of determining whether your annual withdrawals exceeded your Annual Benefit Payment.

By endorsement, the GWB I has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third Contract Anniversary (as long as it is prior to the owner's 86th birthday), and you may elect an Optional Reset at any subsequent Contract Anniversary prior to the owner's 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic annual resets are not available.

LIFETIME WITHDRAWAL GUARANTEE, GWB AND DECEDENT CONTRACTS

The Lifetime Withdrawal Guarantee is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract or IRA (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.

Note that the Lifetime Withdrawal Guarantee, Enhanced GWB, and GWB I are not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (NO LONGER AVAILABLE FOR SALE)

The Guaranteed Minimum Accumulation Benefit ("GMAB") guarantees that your Account Balance will not be less than a minimum amount at the end of a specified number of years (the "Maturity Date"). If your Account Balance is less than the minimum guaranteed amount at the Maturity Date, we will apply an additional amount to increase your Account Balance so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation or "pay-in" phase of your Deferred Annuity.

If you have elected the GMAB, we require you to allocate your purchase payments and all of your Account Balance to one of the asset allocation investment divisions available in your Deferred Annuity (the MetLife Moderate to Aggressive and the MetLife Aggressive Allocation Investment Divisions are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging Program, if available, provided that any amounts transferred from the program to an investment division must be transferred to the one investment division you have chosen. The Fixed Account is not available. No transfers are permitted while this optional benefit is in effect. The asset allocation investment division you choose will determine the percentage of purchase payments that equal the guaranteed amount. The asset allocation investment divisions available, if you choose the GMAB, and the percentage of purchase payments that determine the guaranteed amount and the number of years to the Maturity Date for each, are:

                                                                    GUARANTEED AMOUNT
                     INVESTMENT DIVISION*                        (% OF PURCHASE PAYMENTS) YEARS TO MATURITY DATE
                     --------------------                        ------------------------ ----------------------
MetLife Conservative Allocation Investment Division.............           130%                  10 years
MetLife Conservative to Moderate Allocation Investment Division.           120%                  10 years
MetLife Moderate Allocation Investment Division.................           110%                  10 years

-----------
* You can learn more about these investment divisions in the Prospectus under the section "Your Investment Choices" and the attached prospectus for these portfolios.

You may elect the GMAB when you purchase the Deferred Annuity through age 80. You may not have this benefit and another living benefit or the Enhanced Death Benefit in effect at the same time.

BENEFIT DESCRIPTION. The GMAB guarantees that at the Maturity Date, your Account Balance will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Deferred Annuity (the "Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the asset allocation investment division you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments made after the withdrawal and during the Eligibility Period will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Deferred Annuity are taken into consideration in determining the Guaranteed Accumulation Amount. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due under the GMAB at the Maturity Date.

At issue, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the Eligibility Period increase the Guaranteed Accumulation Amount by the target percentage of the asset allocation investment division you have selected. When you make a withdrawal, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the Account Balance. Purchase payment credits (I.E., bonus payments) are not considered to be purchase payments in the calculation of the Guaranteed Accumulation Amount.

The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is used to calculate any benefits under the contract prior to the Maturity Date.

EXAMPLE:

Assume your Account Balance is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Deferred Annuity. The withdrawal amount is 10% of the Account Balance. Therefore, after the withdrawal, your Account Balance would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

At the Maturity Date, after deduction of the annual charge for the GMAB, we will compare your Account Balance to the Guaranteed Accumulation Amount. If the Account Balance is less than the Guaranteed Accumulation Amount, we will contribute to your Account Balance the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the investment division you have selected. (No portion of the Guaranteed Accumulation Payment is allocated to the Enhanced Dollar Cost Averaging Program.)

If your Account Balance is greater than or equal to the Guaranteed Accumulation Amount at the Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Balance. The GMAB terminates at the Maturity Date. We no longer assess the charge after that date, and the related investment requirements and restrictions will no longer apply.

If your Account Balance is reduced to zero for any reason other than a full withdrawal of the Account Balance or application of your Account Balance to a pay-out option prior to the Maturity Date, but your Deferred Annuity has a positive Guaranteed Accumulation Amount remaining, the Deferred Annuity and the GMAB will remain in force. No charge for the GMAB will be deducted or accrue while there is an insufficient Account Balance to cover the deductions for the charge. At the Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Balance.

Purchase payments made after the 120 day Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Maturity Date. Even if the purchase payments you made during the 120 day Eligibility Period lose significant value, if the Account Balance, which includes all purchase payments, is equal to or greater than the target percentage amount of your purchase payments made during the first 120 day period (depending on which asset allocation investment you have selected), then no Guaranteed Accumulation Payment is made. Therefore, the Guaranteed Minimum Accumulation Benefit may not be appropriate for you, if you intend to make additional purchase payments after the end of the Eligibility Period.

EXAMPLE

Assume that you make one $10,000 purchase payment during the 120 Eligibility Period and you select the MetLife Moderate Allocation Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your purchase payment). At the Maturity Date, your Account Balance is $0. The Guaranteed Accumulation Amount payable is $11,000 ($11,000-$0 = $11,000).

In contrast, assume that you make one $10,000 purchase payment during the 120 day Eligibility Period and you select the MetLife Moderate Allocation Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Maturity Date your Account Balance is $0. Assume that you decide to make one purchase payment on the day before the Maturity Date of $11,000. At the Maturity Date, assume that there has not been any positive or negative investment experience for the one day between your purchase payment and the Maturity Date. Consequently, your Account Balance is $11,000. We would not pay a Guaranteed Accumulation Payment, because the Account Balance of $11,000 would equal the Guaranteed Accumulation Amount of $11,000 ($11,000-$11,000 = $0.)

TERMINATION. The GMAB will terminate at the earliest of: (1) the Maturity Date; (2) the date you take a total withdrawal of your Account Balance (A pro-rata portion of the charge will be applied); (3) the date you cancel this benefit, as described below; (4) the date you apply all of your Account Balance to a pay-out option (A pro-rata portion of the charge will be applied); and
(5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person) unless the beneficiary is the spouse of the owner and elects to continue the Deferred Annuity under the spousal continuation provisions of the Deferred Annuity.

Once the GMAB is terminated, the GMAB charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the GMAB is terminated before the Maturity Date, the Guaranteed Accumulation Payment will not be paid.

CANCELLATION. You have a one-time right to cancel this optional benefit in accordance with our administrative procedures (currently we require you to submit your request to cancel in writing at our Administrative Office) during the 90 day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the benefit, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions and we will no longer deduct the charge for this benefit.

CHARGE. The Guaranteed Minimum Accumulation Benefit is available for an additional charge of 0.75% of the Guaranteed Accumulation Amount determined at the end the prior Contract Year and deducted each Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Separate Account balance. (We take the amount from the Separate Account by canceling accumulation units from your Separate Account balance.)

GMAB AND DECEDENT CONTRACTS.   Note that the GMAB is not available for purchase
by a beneficiary under a decedent's Non-Qualified Contract or IRA Contract (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

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SUMMARY OF LIVING BENEFITS

The chart below highlights certain differences among the living benefits. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.*

---------------------------------------------------------------------------------------------------------------------
                                       Income Guarantees                      Withdrawal Guarantees
                                    ---------------------------------------------------------------------------------
                                          GMIB Plus II           Lifetime Withdrawal             Enhanced GWB
                                                                     Guarantee II
---------------------------------------------------------------------------------------------------------------------
LifetimeIncome                                Yes                        Yes                          No
                                     (after waiting period)   (if first withdrawal on or
                                                                  after age 59 1/2)
---------------------------------------------------------------------------------------------------------------------
BenefitInvolves Annuitization                 Yes                         No                          No
---------------------------------------------------------------------------------------------------------------------
WithdrawalsPermitted (1)             Prior to annuitization              Yes                         Yes
---------------------------------------------------------------------------------------------------------------------
WaitingPeriod                        Must wait 10 years to               None                        None
                                     annuitize under rider:    (age 59 1/2 for lifetime
                                      Optional Step-Up (2)           withdrawals)
                                    restarrs waiting period;
                                     withdrawals available
                                          immediately
---------------------------------------------------------------------------------------------------------------------
Reset/Step-Up                                 Yes                        Yes                         Yes
---------------------------------------------------------------------------------------------------------------------
May Invest in Investment Choices     Prior to annuitization              Yes                         Yes
---------------------------------------------------------------------------------------------------------------------
Investment Allocation Requirements            Yes                        Yes                          No
---------------------------------------------------------------------------------------------------------------------
Abilityto Cancel Rider              Yes, after 10 years, can   Yes, at 5th, 10th & 15th   Yes, within 90 days after
                                      take lump-sum option      Contract Anniversary,      5th Contract Anniversary
                                    under the GPO provisions   annually thereafter; or,
                                                                lump-sum option under
                                                               the GPA provisions after
                                                                       15 years
---------------------------------------------------------------------------------------------------------------------
DeathBenefit                        Prior to annuitization,   Contract death benefit or   Ability to receive Benefit
                                     Contract death benefit     alternate rider death         Base in series of
                                         available (3)        benefit available; ability     payments instead of
                                                                 to receive Remaining       Contract death benefit
                                                                Guaranteed Withdrawal
                                                                 Amount in series of
                                                                 payments instead of
                                                                Contract death benefit
---------------------------------------------------------------------------------------------------------------------
CurrentCharges (4)                        GMIB Plus II          LWG II: 1.25% (Single        Enhanced GWB: 0.55%
                                             1.00%              Life version) or 1.50%
                                                                 (Joint Life version)
---------------------------------------------------------------------------------------------------------------------

-----------
* For a description of the following riders (GMIB Plus I, GMIB II, GMIB I, LWGI, GWB, GMAB) that are not longer available, please see "Living Benefits" above.

/1/ Withdrawals will reduce the living and death benefits and Account Balance.

/2/ For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."

/3/ If the Contract is annuitized, income payments may be guaranteed for a certain period of time (depending on the income payment type selected) and therefore payable upon death of the annuitant. See "Pay-Out Options" and the rider descriptions for more information.

/4/ Certain charges may increase upon a Reset or Step-Up. Generally, charges are assessed as a percentage of the guaranteed benefit rather than Account Balance. For example, the charge for GMIB II is 0.50% of the Income Base. See the Charges section and the individual rider descriptions for more information.

/5/ For Contracts issued in New York State, the charge for GMIB Plus II is
    0.95% of the Income Base.

                                                                            111

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PAY-OUT OPTIONS (OR INCOME OPTIONS)

   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. See "Income Taxes" for a discussion of partial annuitization. You are required to hold your Deferred Annuity for at least 30 days from the date we issue the Contract before you annuitize. However, the annuitant may not be older than 95 years old when you select a pay-out option (age 90 or ten years after you have purchased your Deferred Annuity in New York State). Although guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments. Please be aware that once your Contract is annuitized, you are ineligible to receive the Death Benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your Contract terminates the rider, including any Death Benefit provided by the rider and any Guaranteed Principal Option or Guaranteed Principal Adjustment (for GMIB Plus I and GMIB Plus II or Lifetime Withdrawal Guarantees, respectively) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit) that may also be provided by the rider.

When considering a pay-out option, you should think about whether you want:

..   Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

..   A fixed dollar payment or a variable payment.

Your income option provides you with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted), of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Should our current annuity rates for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

By the time the annuitant reaches age 95 (age 90 or ten years after issue of your Deferred Annuity in New York State), and if you do not either elect to continue the Contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option.

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

INCOME PAYMENT TYPES

   Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income pay-out type when you decide to take a pay-out option. Your decision is irrevocable.

There are three people who are involved in payments under your pay-out option:

..   Contract owner: the person or entity which has all rights including the right to direct who receives payment.

..   Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

..   Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the contract owner dies.

Many times, the Contract Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

..   The amount of income you need;

..   The amount you expect to receive from other sources;

..   The growth potential of other investments; and

..   How long you would like your income to be guaranteed.

The following income payment types are currently available. We may make available other income payment types if you so request and we agree. Where required by state law or under a qualified retirement plan, the annuitant's sex will be not taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Internal Revenue Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited.

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT

   Your initial income payment must be at least $100. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable Income Payments from an investment division will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains the same for duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance less the Separate Account Charge is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates.

ANNUITY UNITS

Annuity units are credited to you when you first convert your Deferred Annuity into an income stream or make a reallocation of your income payment into an investment division during the pay-out phase. Before we determine the number of annuity units to credit to you, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date you convert your Deferred Annuity into an income stream. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

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

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. We currently offer an AIR of 3% and 4%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account (the net investment return) charge is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after you convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date you convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

..   First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Basic Death Benefit Separate
    Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

..   Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

..   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATION PRIVILEGE

   During the pay-out phase of the Deferred Annuity, you may make reallocations among investment divisions or from the investment divisions to the Fixed
Income Option. Each reallocation must be at least $500 or, if less, your entire income payment allocated to the investment division. Once you reallocate your income payment into the Fixed Income Option, you may not later reallocate it into an investment division. There is no withdrawal charge to make a reallocation.

For us to process a reallocation, you must tell us:

..   The percentage of the income payment to be reallocated;

..   The investment divisions (or Fixed Income Option) to which you want to reallocate your income payment; and

..   The investment divisions from which you want to reallocate your income payment.

We may require that you use our original forms to make reallocations.

Reallocations will be made at the end of the business day, at the close of the Exchange, if received in good order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

..   First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

                                                                            115

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..   Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

..   Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

..   Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

..   Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

..   Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

Please see the "Transfer Privilege" section regarding our market timing policies and procedures.

CHARGES


   You pay the Basic Death Benefit Separate Account charge for your contract class during the pay-out phase of the Deferred Annuity. In addition, you pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charge you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

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
GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS


Send your purchase payments, by check, cashier's check or certified check, made payable to "MetLife," to MetLife Preference Plus Select, P.O. Box 371537, Pittsburgh, PA 15250-7537. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be delay in applying the purchase payment or transaction to your contract.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in good order at your Administrative Office, except when they are received:

..   On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

..   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

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If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a contract owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

..   Account Balance

..   Unit Values

..   Current rates for the Fixed Account

..   Transfers

..   Changes to investment strategies

..   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your Administrative Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

..   any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies), we will cancel the request and pay your beneficiary the the death benefit instead. If the beneficiary is your spouse, the spouse may be substituted as the contract owner of the Deferred Annuity and continue the Contract. We permit the beneficiary of a Traditional IRA Deferred Annuity to hold the Deferred Annuity in your name for his/her benefit. If you are receiving income payments, we will cancel the request and continue making payments to your beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint annuitant.

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MISSTATEMENT

We may require proof of age or sex (where permitted) of the Owner, annuitant or beneficiary before making any payments under this Contract that are measured by the Owner's, annuitant's or beneficiary's life. If the age or sex (where permitted) of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex (where permitted).

Once income payments have begun, any overpayments or underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we may be required to pay interest on any underpayment.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value or Annuity Unit Value. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

..   rules of the Securities and Exchange Commission so permit (trading on the
    Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

..   during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE


     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually; for the money market investment division, we state yield for a seven day period.

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CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is
calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of withdrawal charges and the charge for the Enhanced Death Benefit, the Earnings Preservation Benefit, Guaranteed Minimum Income Benefits, the Guaranteed Withdrawal Benefits or Guaranteed Minimum Accumulation Benefit. Withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income, American Funds Bond, and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee and applicable withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They assume that combination of optional benefits (including the greater of Annual Step-Up or 5% Annual Increase Death Benefit) that would produce the greatest total Separate Account charge.

Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Enhanced Death Benefit, the Earnings Preservation Benefit, Guaranteed Minimum Income Benefits, Guaranteed Minimum Accumulation Benefit or the Guaranteed Withdrawal Benefits. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

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We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity contract owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

..   To operate the Separate Account in any form permitted by law.

..   To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

..   To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

..   To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

..   To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

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If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

VOTING RIGHTS

   Based on our current view of applicable law, you have voting interests under your Deferred Annuity concerning Metropolitan Fund, Met Investors Fund or
American Funds(R) proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Shares of the Metropolitan Fund, the Met Investors Fund or the American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

..   The shares for which voting instructions are received, and

..   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES


MetLife Investors Distribution Company (''MLIDC'') is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission (''SEC'') under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. (''MSI''), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities

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Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales production in order to maintain employment with us.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. With respect to the Deferred Annuity, the gross dealer concession ranges from 1.0% to 7.15% of each purchase payment (depending on the class purchased) and, starting as early as the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Balance each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and managers of our affiliates may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because additional cash compensation paid to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates is based primarily on the sales of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

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MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated selling firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer firm for services the selling firm provides in connection with the distribution of the Contracts.

These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

We or our affiliates pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all purchase payments allocated to the American Funds Bond Fund, American Funds Global Small Capitalization Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Contract.

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FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

YOUR SPOUSE'S RIGHTS

If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. Accordingly, no Deferred Annuity will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA SEP and SIMPLE IRA Deferred Annuity.

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INCOME TAXES

   The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult your tax adviser.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

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GENERAL

   Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rule in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity you purchase (e.g., Non-Qualified or IRA); and payment method or income payment type you elect. If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                                                           Type of Contract
                                                                                         --------------------
                                                                                            Non    Trad. Roth SIMPLE
                                                                                         Qualified  IRA  IRA   IRA*  SEP
                                                                                         --------- ----- ---- ------ ---

In a series of substantially equal payments made annually (or more frequently) for life
or life expectancy (SEPP)                                                                    x       x    x     x     x

After you die                                                                                x       x    x     x     x

After you become totally disabled (as defined in the Code)                                   x       x    x     x     x

To pay deductible medical expenses                                                                   x    x     x     x

To pay medical insurance premiums if you are unemployed                                              x    x     x     x

For qualified higher education expenses, or                                                          x    x     x     x

For qualified first time home purchases up to $10,000                                                x    x     x     x

After December 31, 1999 for IRS levies                                                               x    x     x     x

Certain immediate income annuities providing a series of substantially equal periodic
payments made annually (or more frequently) over the specified payment period                x

    * For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

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SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)
AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits (including but not limited to the Earnings Preservation Benefit) and certain living benefits (e.g. Guaranteed Withdrawal Benefit and the Guaranteed Minimum Income Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

NON-QUALIFIED ANNUITIES

..   Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

..   Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.

..   Your Non-Qualified contract may be exchanged for another Non-Qualified annuity or a qualified long term care contract under Section 1035 without paying income taxes if certain Code requirements are met. Once income payments have commenced, you may not be able to transfer withdrawals to another non-qualified annuity contract or a qualified long term care contract in a tax-free Section 1035 exchange.

..   The IRS recently issued guidance under which direct transfers of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchanges") on or after June 30, 2008, may be treated as a taxable withdrawal rather than a non-taxable exchange under certain circumstances. Such circumstances generally include situations where amounts are withdrawn or income payments are made from either contract involved in the partial exchange within a period of twelve months following transfers. Certain exception may apply. It is not clear whether this guidance applies to partial exchange involving qualified long term care contract. Consult your own independent tax advisor prior to a partial exchange.

..   Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

..   Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

..   Deferred annuities issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

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

..   When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

..   In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest expenses. Certain income annuities under Section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non- natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from your purchase payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining withdrawals are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and whether a withdrawal includes a non-taxable return of your purchase payment.

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of your purchase payments and a taxable payment of earnings.

Income payments and amounts received on the exercise of a withdrawal or partial withdrawal option under your Non-Qualified Annuity may not be transferred in a tax-free exchange into another annuity contract or qualified long term care contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and to what extent an income payment includes a non-taxable return of your purchase payment.

The IRS has not approved the use of an exclusion ratio or excludable amount when only part of an account balance is used to convert to income payments.

We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10%

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penalty tax (if you are under age 59 1/2) in addition to ordinary income tax.
We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/ reallocations are permitted between investment divisions or from an investment division into a fixed option.

We generally will tell you how much of each income payment is a return of non-taxable purchase payments. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (I.E., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected income payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS.

Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death or, if not, payment of your entire interest in the Contract must be made within five years of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as owner of the Contract.

If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint contract owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the Contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

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

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

GUARANTEED WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Withdrawal Benefit, Enhanced Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee Benefit, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Balance (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Account Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal Income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options have not been addressed in public rulings. While we believe that the contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

..   Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from an investment division to the Fixed Account or Fixed Income Option.

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

..   Possible taxation as if you were the contract owner of your portion of the
    Separate Account's assets.

..   Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract owners in the investment divisions from adverse tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRA AND SEPS]

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The IRS has approved the form of the Traditional and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA Contract issued to you may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements. The Roth IRA tax endorsement is based on the IRS model form 5305-RB (rev 0302).

Consult your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA, SIMPLE IRA or SEP.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

You must be both the contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years of participation in your employer's SIMPLE IRA plan) without incurring Federal income taxes if certain conditions are satisfied.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. See the SAI for additional information. Also, see IRS Publication 590 available at www.irs.gov.

..   Individuals age 50 or older can make an additional "catch-up" purchase payment (assuming the individual has sufficient compensation).

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..   If you are an active participant in a retirement plan of an employer, your contributions may be limited.

..   Purchase payments in excess of these amounts may be subject to a penalty tax.

..   If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

..   These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

..   If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs. We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code. Also see general section titled "Withdrawals" above.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS

Generally, for IRAs (see discussion below for Roth IRAs), you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2. Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.

You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, for a Contract owner who died in 2007, the five year period would end in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Under federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Consult your tax advisor.

                                                                            133

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DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements for IRAs section for additional information).

If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

SIMPLE IRAS AND SEPS ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the contribution limits and the tax treatment of certain premature distribution rules, transfers and rollovers. Some of these differences are explained below. Please see the SAI for additional information on contribution limits.

ROLLOVERS INTO YOUR SIMPLE IRA.

You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA. You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans to your SIMPLE IRA.

ROLLOVERS FROM YOUR SIMPLE IRA.

Tax-free 60-day rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free 60-day rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

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PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch- up" purchase payment each year (assuming the individual has sufficient compensation).

You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. Purchase payments are phased out depending on your modified adjusted gross income and your filing status. See the SAI for additional information. Also, see IRS Publication 590 available at www. irs.gov.

Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult your independent tax advisor.

Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

Beginning in 2008, Roth IRAs may also accept a rollover from other types of eligible retirement plans (e.g., 403(b), 401(a) and 457(b) plans of a state or local government employer) if Code requirements are met. The taxable portion of the proceeds are subject to income tax in the year of the rollover distribution occurs.

If you exceed the purchase payment limits you may be subject to a tax penalty.

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from federal income tax if they meet the following two requirements:

..   The withdrawal is made at least five taxable years after your first purchase payment to a Roth IRA, AND

..   The withdrawal is made: on or after the date you reach age 59 1/2; upon your death or disability; or for a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See withdrawals chart above. Consult your tax adviser to determine if an exception applies.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of the taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.

The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

..   The first money withdrawn is any annual (non-conversion/rollover)
    contributions to the Roth IRA. These are received tax and penalty free.

..   The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA or an eligible retirement plan (other than a designated Roth account), on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the portion of the conversion/rollover contribution that was subject to income tax as a result of

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  the conversion. As previously discussed, depending upon when it occurs, withdrawals of the taxable amounts converted may be subject to a penalty tax, or result in the acceleration of inclusion of income.

..   The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

..   We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION

You may convert/rollover a Traditional IRA or an eligible retirement plan (other than a designated Roth account) to a Roth IRA.

Except to the extent you have non-deductible contributions, the amount converted from an existing IRA or eligible retirement plan (other than a designated Roth account) into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

For conversions occurring in 2010, the taxable amount distributed (or treated as distributed) in 2010 and then converted into a Roth IRA may be included in your taxable income ratably over 2011 and 2012 and does not have to be included in your taxable income in 2010.

Caution: The IRS issued guidance in 2005 requiring that the taxable amount converted be based on the fair market value of the entire IRA annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the account balance; as well as adding back certain loads and charges incurred during the prior 12 month period. Your Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA annuity into a Roth IRA annuity should consult their own tax advisor prior to converting. The taxable amount may exceed the account value at date of conversion.

Amounts converted from a Traditional IRA or an eligible retirement plan (other than a designated Roth account) to a Roth IRA generally will be subject to income tax withholding. The amount withheld is determined by the Code.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

REQUIRED DISTRIBUTIONS

Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under Traditional IRAs do apply to Roth IRAs. Note, as previously mentioned, certain required minimum distributions are waived for 2009.

Note that where payments under a Roth Income Annuity have begun prior to your death the remaining interest in the Contract must be paid to your designated beneficiary by the end of the fifth year following your death or over a period no longer than the beneficiary's remaining life expectancy at the time you die.

DEATH BENEFITS

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

LEGAL PROCEEDINGS

  In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

TABLE OF CONTENTS FOR THE STATEMENT

OF ADDITIONAL INFORMATION

                                                                       PAGE

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................   2

     PRINCIPAL UNDERWRITER............................................   2

     DISTRIBUTION AND PRINCIPAL UNDERWRITER AGREEMENT.................   2

     EXPERIENCE FACTOR................................................   2

     VARIABLE INCOME PAYMENTS.........................................   3

     CALCULATING THE ANNUITY UNIT VALUE...............................   5

     ADVERTISEMENT OF THE SEPARATE ACCOUNT............................   6

     VOTING RIGHTS....................................................   9

     ERISA............................................................  10

     TAXES--SIMPLE IRAS ELIGIBILITY AND CONTRIBUTIONS.................  10

     WITHDRAWALS......................................................  11

     ACCUMULATION UNIT VALUES TABLES..................................  11

     FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT.....................   1

     FINANCIAL STATEMENTS OF METLIFE.................................. F-1

APPENDIX A

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.


                     Non-Qualified IRA and SEP
                     Annuities     Annuities(1)
  California........ 2.35%         0.5%
  Florida (2)....... 1.0%          1.0%
  Maine............. 2.0%          --
  Nevada............ 3.5%          --
  Puerto Rico (3)... 1.0%          1.0%
  South Dakota (4).. 1.25%         --
  West Virginia..... 1.0%          1.0%
  Wyoming........... 1.0%          --

        ---
      /1/Premium tax rates applicable to IRA and SEP annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA and SEP Annuities."

      /2/Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.

       /3/We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.

      /4/Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

APPENDIX B

ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

These tables show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each investment division from year end to year end. A different share class of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Investment Divisions were in effect prior to May 1, 2004. The accumulation unit values prior to May 1, 2004 reflect the lower 12b-1 Plan fees for the Metropolitan Fund and the Met Investors Fund Portfolios and lower Separate Account charges for the American Funds(R) Investment Divisions then in effect. Values after April 30, 2004 reflect the higher 12b-1 Plan fees and Separate Account charges currently in place. In addition, different charges for certain optional benefits were in effect prior to May 1, 2003. Therefore, the accumulation unit values prior to May 1, 2003, for Deferred Annuities with these optional benefits reflect the lower charges then in effect. Values after April 30, 2003, reflect the higher charges currently in place. A lower charge for the Guaranteed Minimum Income Benefit when it was purchased with either of the optional death benefits was in effect from May 1, 2004 through April 30, 2005. A lower charge for the GMIB Plus I was in effect prior to February 26, 2007. Lower charges for the GMIB Plus II, Enhanced Death Benefit and LWG II were in effect prior to February 24, 2009 and/or May 4, 2009. These lower charges are not reflected in the tables below. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table shows the Deferred Annuity mix that bears the total highest charge, and the second table shows the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: Bonus Class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Earnings Preservation Benefit. Charges for the Enhanced Death Benefit, the optional Guaranteed Minimum Income Benefits, the optional Guaranteed Withdrawal Benefits, and the optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing the Enhanced Death Benefit in lieu of the optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the optional Guaranteed Minimum Income Benefit Plus II with the Earnings Preservation Benefit will result in a higher overall charge. The mix with the total lowest charge has these features:
B Class and no optional benefit. All other possible mixes for each investment division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                             HIGHEST POSSIBLE MIX
                         2.30 SEPARATE ACCOUNT CHARGE

                                                                          Beginning of               Number of
                                                                              Year     End of Year  Accumulation
                                                                          Accumulation Accumulation Units End of
Investment Division                                                  Year  Unit Value   Unit Value      Year
-------------------                                                  ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(o)/.......... 2008    $10.00       $ 6.96        412.25
                                                                     2009      6.96         8.80     11,907.08

American Funds Bond Division+ (Class 2)/(k)/........................ 2006     13.48        14.05      2,260.99
                                                                     2007     14.05        14.17      9,257.00
                                                                     2008     14.17        12.53      7,101.80
                                                                     2009     12.53        13.77      7,029.29

American Funds Global Small Capitalization Division+ (Class 2)/(c)/. 2001     13.39        13.03          0.00
                                                                     2002     13.03        10.29          0.00
                                                                     2003     10.29        15.42          0.00
                                                                     2004     15.42        18.19     13,630.80
                                                                     2005     18.19        22.25     19,596.91
                                                                     2006     22.25        26.94     24,763.77
                                                                     2007     26.94        31.92     28,149.24
                                                                     2008     31.92        14.47     23,694.86
                                                                     2009     14.47        22.78     22,122.14

                                                                                                       Beginning of
                                                                                                           Year     End of Year
                                                                                                       Accumulation Accumulation
Investment Division                                                                               Year  Unit Value   Unit Value
-------------------                                                                               ---- ------------ ------------
American Funds Growth Allocation Division (Class C)/(o)/......................................... 2008   $  9.99      $  6.32
                                                                                                  2009      6.32         8.27

American Funds Growth Division+ (Class 2)/(c)/................................................... 2001    105.45        95.15
                                                                                                  2002     95.15        70.14
                                                                                                  2003     70.14        93.63
                                                                                                  2004     93.63       102.78
                                                                                                  2005    102.78       116.54
                                                                                                  2006    116.54       125.35
                                                                                                  2007    125.35       137.40
                                                                                                  2008    137.40        75.11
                                                                                                  2009     75.11       102.18

American Funds Growth-Income Division+ (Class 2)/(c)/............................................ 2001     73.98        70.77
                                                                                                  2002     70.77        56.39
                                                                                                  2003     56.39        72.87
                                                                                                  2004     72.87        78.48
                                                                                                  2005     78.48        81.05
                                                                                                  2006     81.05        91.12
                                                                                                  2007     91.12        93.39
                                                                                                  2008     93.39        56.63
                                                                                                  2009     56.63        72.52

American Funds Moderate Allocation Division (Class C)/(o)/....................................... 2008     10.01         7.63
                                                                                                  2009      7.63         9.21

Artio International Stock (formerly Julius Baer International Stock Division (Class E))/(c)/..... 2001     11.17        10.41
                                                                                                  2002     10.41         8.38
                                                                                                  2003      8.38        10.47

Artio International Stock (formerly Julius Baer International Stock Division (Class B))/(c)/..... 2004     10.51        11.93
                                                                                                  2005     11.93        13.71
                                                                                                  2006     13.71        15.58
                                                                                                  2007     15.58        16.76
                                                                                                  2008     16.76         9.13
                                                                                                  2009      9.13        10.87

Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/................................................................................. 2001     10.91        11.08
                                                                                                  2002     11.08        11.92
                                                                                                  2003     11.92        12.05

Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class B))..................................................................................... 2004     11.81        12.08
                                                                                                  2005     12.08        12.03
                                                                                                  2006     12.03        12.20
                                                                                                  2007     12.20        12.72
                                                                                                  2008     12.72        13.13
                                                                                                  2009     13.13        13.47

BlackRock Aggressive Growth Division (Class E)/(c)/.............................................. 2001     32.98        30.99
                                                                                                  2002     30.99        21.56
                                                                                                  2003     21.56        29.63

BlackRock Aggressive Growth Division (Class B)................................................... 2004     29.05        32.02
                                                                                                  2005     32.02        34.56
                                                                                                  2006     34.56        35.96
                                                                                                  2007     35.96        42.25
                                                                                                  2008     42.25        22.36
                                                                                                  2009     22.36        32.57

                                                                                                   Number of
                                                                                                  Accumulation
                                                                                                  Units End of
Investment Division                                                                                   Year
-------------------                                                                               ------------
American Funds Growth Allocation Division (Class C)/(o)/.........................................  111,993.18
                                                                                                   114,287.06

American Funds Growth Division+ (Class 2)/(c)/...................................................        0.00
                                                                                                         0.00
                                                                                                         0.00
                                                                                                    11,491.63
                                                                                                    11,889.33
                                                                                                    12,469.33
                                                                                                    11,555.27
                                                                                                    10,853.89
                                                                                                     8,780.01

American Funds Growth-Income Division+ (Class 2)/(c)/............................................        0.00
                                                                                                         0.00
                                                                                                         0.00
                                                                                                    11,225.16
                                                                                                    10,819.00
                                                                                                    13,217.06
                                                                                                    13,454.75
                                                                                                    10,951.54
                                                                                                    10,577.71

American Funds Moderate Allocation Division (Class C)/(o)/.......................................   11,468.33
                                                                                                    32,417.74

Artio International Stock (formerly Julius Baer International Stock Division (Class E))/(c)/.....        0.00
                                                                                                         0.00
                                                                                                         0.00

Artio International Stock (formerly Julius Baer International Stock Division (Class B))/(c)/.....      206.73
                                                                                                     6,088.01
                                                                                                    11,733.97
                                                                                                     7,917.55
                                                                                                     5,767.09
                                                                                                     4,565.85

Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/.................................................................................        0.00
                                                                                                         0.00
                                                                                                         0.00

Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)).....................................................................................   68,675.99
                                                                                                   104,347.97
                                                                                                   175,669.65
                                                                                                   164,982.41
                                                                                                   106,196.81
                                                                                                    96,300.15

BlackRock Aggressive Growth Division (Class E)/(c)/..............................................        0.00
                                                                                                         0.00
                                                                                                         0.00

BlackRock Aggressive Growth Division (Class B)...................................................      470.09
                                                                                                       351.47
                                                                                                       342.15
                                                                                                     1,604.22
                                                                                                     5,150.56
                                                                                                     4,551.30

                                                                                                            Beginning of
                                                                                                                Year
                                                                                                            Accumulation
Investment Division                                                                                    Year  Unit Value
-------------------                                                                                    ---- ------------
BlackRock Bond Income Division (formerly SSR Income Class E) (Class E)/(a)/........................... 2001    $34.86
                                                                                                       2002     35.69

BlackRock Bond Income Division (Class E)/(a)/......................................................... 2002     35.97
                                                                                                       2003     37.72

BlackRock Bond Income Division (Class B).............................................................. 2004     35.93
                                                                                                       2005     37.01
                                                                                                       2006     36.95
                                                                                                       2007     37.60
                                                                                                       2008     38.96
                                                                                                       2009     36.67

BlackRock Diversified Division (Class E)/(c)/......................................................... 2001     32.43
                                                                                                       2002     31.50
                                                                                                       2003     26.49

BlackRock Diversified Division (Class B).............................................................. 2004     30.09
                                                                                                       2005     32.27
                                                                                                       2006     32.43
                                                                                                       2007     34.94
                                                                                                       2008     36.06
                                                                                                       2009     26.44

BlackRock Large Cap Core Division* (Class B)/(m)/..................................................... 2007     63.00
                                                                                                       2008     63.16
                                                                                                       2009     38.69

BlackRock Large Cap Division (Class E)/(c)/........................................................... 2001     59.93
                                                                                                       2002     55.73
                                                                                                       2003     40.18

BlackRock Large Cap Division (Class B)................................................................ 2004     49.31
                                                                                                       2005     54.09
                                                                                                       2006     54.62
                                                                                                       2007     60.76

BlackRock Large Cap Value Division (Class E)/(d)/..................................................... 2002     10.00
                                                                                                       2003      7.87

BlackRock Large Cap Value Division (Class B).......................................................... 2004     10.49
                                                                                                       2005     11.51
                                                                                                       2006     11.87
                                                                                                       2007     13.83
                                                                                                       2008     13.93
                                                                                                       2009      8.83

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/............................................. 2004     21.29
                                                                                                       2005     23.19
                                                                                                       2006     24.19
                                                                                                       2007     24.56
                                                                                                       2008     28.42
                                                                                                       2009     17.58

BlackRock Legacy Large Cap Growth Division--Class B (formerly FI Large Cap Division (Class B)/(k)(p)/. 2006     15.66
                                                                                                       2007     15.75
                                                                                                       2008     15.96
                                                                                                       2009      8.58

BlackRock Money Market Division (Class E)/(f)/........................................................ 2003     18.93

                                                                                                                     Number of
                                                                                                       End of Year  Accumulation
                                                                                                       Accumulation Units End of
Investment Division                                                                                     Unit Value      Year
-------------------                                                                                    ------------ ------------
BlackRock Bond Income Division (formerly SSR Income Class E) (Class E)/(a)/...........................   $ 35.69          0.00
                                                                                                          320.53          0.00

BlackRock Bond Income Division (Class E)/(a)/.........................................................     37.72          0.00
                                                                                                           38.96          0.00

BlackRock Bond Income Division (Class B)..............................................................     37.01      4,465.70
                                                                                                           36.95      7,893.69
                                                                                                           37.60      8,645.26
                                                                                                           38.96     12,697.65
                                                                                                           36.67      9,177.68
                                                                                                           39.13      8,186.58

BlackRock Diversified Division (Class E)/(c)/.........................................................     31.50          0.00
                                                                                                           26.49          0.00
                                                                                                           31.17          0.00

BlackRock Diversified Division (Class B)..............................................................     32.27      6,385.61
                                                                                                           32.43     15,553.06
                                                                                                           34.94     17,189.51
                                                                                                           36.06      6,540.78
                                                                                                           26.44      4,369.81
                                                                                                           30.23      3,973.04

BlackRock Large Cap Core Division* (Class B)/(m)/.....................................................     63.16        368.02
                                                                                                           38.69        807.79
                                                                                                           45.07        693.76

BlackRock Large Cap Division (Class E)/(c)/...........................................................     55.73          0.00
                                                                                                           40.18          0.00
                                                                                                           51.07          0.00

BlackRock Large Cap Division (Class B)................................................................     54.09        253.57
                                                                                                           54.62        367.03
                                                                                                           60.76        366.86
                                                                                                           63.54          0.00

BlackRock Large Cap Value Division (Class E)/(d)/.....................................................      7.87          0.00
                                                                                                           10.42          0.00

BlackRock Large Cap Value Division (Class B)..........................................................     11.51     18,591.97
                                                                                                           11.87     20,493.04
                                                                                                           13.83     18,855.81
                                                                                                           13.93     27,445.10
                                                                                                            8.83     22,432.06
                                                                                                            9.59     13,124.41

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/.............................................     23.19      1,500.34
                                                                                                           24.19      2,741.85
                                                                                                           24.56      6,579.00
                                                                                                           28.42      8,317.88
                                                                                                           17.58     14,557.19
                                                                                                           23.46     10,163.65

BlackRock Legacy Large Cap Growth Division--Class B (formerly FI Large Cap Division (Class B)/(k)(p)/.     15.75          0.00
                                                                                                           15.96          0.00
                                                                                                            8.58          0.00
                                                                                                            8.92          0.00

BlackRock Money Market Division (Class E)/(f)/........................................................     18.72         82.45

                                                           Beginning of               Number of
                                                               Year     End of Year  Accumulation
                                                           Accumulation Accumulation Units End of
Investment Division                                   Year  Unit Value   Unit Value      Year
-------------------                                   ---- ------------ ------------ ------------
BlackRock Money Market Division (Class B)............ 2004    $18.23       $18.06           0.00
                                                      2005     18.06        18.11           0.00
                                                      2006     18.11        18.51           0.00
                                                      2007     18.51        18.96           0.00
                                                      2008     18.96        19.01       6,331.55
                                                      2009     19.01        18.62       5,711.69

BlackRock Strategic Value Division (Class E)/(c)/.... 2001     14.08        13.79           0.00
                                                      2002     13.79        10.58           0.00
                                                      2003     10.58        15.50           0.00

BlackRock Strategic Value Division (Class B)......... 2004     15.56        17.40      22,097.11
                                                      2005     17.40        17.67      44,679.62
                                                      2006     17.67        20.11      47,952.92
                                                      2007     20.11        18.93      45,574.31
                                                      2008     18.93        11.36      31,573.50
                                                      2009     11.36        12.53      26,631.27

Clarion Global Real Estate Division (Class B))/(i)/.. 2004      9.99        12.75      17,259.85
                                                      2005     12.75        14.12      62,406.06
                                                      2006     14.12        18.99     103,829.51
                                                      2007     18.99        15.77      80,509.83
                                                      2008     15.77         8.98      43,231.44
                                                      2009      8.98        11.83      40,055.85

Davis Venture Value Division (Class E)/(c)/.......... 2001     25.57        24.79           0.00
                                                      2002     24.79        20.22           0.00
                                                      2003     20.22        25.83           0.00

Davis Venture Value Division (Class B)............... 2004     26.22        28.05       4,134.00
                                                      2005     28.05        30.16      14,938.08
                                                      2006     30.16        33.70      22,597.68
                                                      2007     33.70        34.36      22,729.70
                                                      2008     34.36        20.30      13,575.92
                                                      2009     20.30        26.12      11,771.85

FI Mid Cap Opportunities Division (Class E)/(c)(h)/.. 2001     17.49        15.00           0.00
                                                      2002     15.00        10.39           0.00
                                                      2003     10.39        13.66           0.00

FI Mid Cap Opportunities Division (Class B).......... 2004     13.73        15.37         893.10
                                                      2005     15.37        16.02       3,485.86
                                                      2006     16.02        17.47       8,070.45
                                                      2007     17.47        18.45       8,128.61
                                                      2008     18.45         8.03       7,520.42
                                                      2009      8.03        10.49       4,004.17

FI Value Leaders Division (Class E)/(d)/............. 2002     20.96        17.15           0.00
                                                      2003     17.15        21.24           0.00

FI Value Leaders Division (Class B).................. 2004     20.84        23.36       1,782.38
                                                      2005     23.36        25.22       5,676.29
                                                      2006     25.22        27.52      10,229.10
                                                      2007     27.52        27.95       5,072.74
                                                      2008     27.95        16.63       4,622.22
                                                      2009     16.63        19.74       3,951.38

Harris Oakmark International Division (Class E)/(d)/. 2002     10.54         8.74           0.00
                                                      2003      8.74        11.54           0.00

                                                                                           Beginning of               Number of
                                                                                               Year     End of Year  Accumulation
                                                                                           Accumulation Accumulation Units End of
Investment Division                                                                   Year  Unit Value   Unit Value      Year
-------------------                                                                   ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)...................................... 2004   $ 11.75      $ 13.56      6,279.34
                                                                                      2005     13.56        15.14     13,426.94
                                                                                      2006     15.14        19.07     21,768.49
                                                                                      2007     19.07        18.43     37,386.16
                                                                                      2008     18.43        10.64     17,901.75
                                                                                      2009     10.64        16.13     14,682.63

Janus Forty Division (Class B)/(n)/.................................................. 2007    116.32       141.83      1,112.92
                                                                                      2008    141.83        80.39      6,337.55
                                                                                      2009     80.39       112.23      5,447.79

Jennison Growth Division (Class B)/(g)/.............................................. 2005      3.88         4.64      3,987.32
                                                                                      2006      4.64         4.65      9,269.22
                                                                                      2007      4.65         5.06     11,750.99
                                                                                      2008      5.06         3.14     18,853.62
                                                                                      2009      3.14         4.28     15,098.89

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class E)/(c)(g)/.... 2001      5.33         4.84          0.00
                                                                                      2002      4.84         3.36          0.00
                                                                                      2003      3.36         4.13          0.00

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class B)/(g)/....... 2004      4.07         4.22      3,585.58
                                                                                      2005      4.22         3.84      4,660.68

Lazard Mid Cap Division (Class E)/(d)/............................................... 2002     11.33         9.57          0.00
                                                                                      2003      9.57        11.82          0.00

Lazard Mid Cap Division (Class B).................................................... 2004     12.27        13.17        492.49
                                                                                      2005     13.17        13.91        521.73
                                                                                      2006     13.91        15.59        805.23
                                                                                      2007     15.59        14.82      3,369.92
                                                                                      2008     14.82         8.93      3,398.11
                                                                                      2009      8.93        11.94      2,095.94

Legg Mason Partners Aggressive Growth (Class E)/(e)/................................. 2003      5.46         6.62          0.00

Legg Mason Partners Aggressive Growth (Class E)/(e)/................................. 2001      8.84         7.70          0.00
                                                                                      2002      7.70         5.21          0.00
                                                                                      2003      5.21         6.62          0.00

Legg Mason Partners Aggressive Growth (Class B)...................................... 2004      6.41         6.93      2,180.74
                                                                                      2005      6.93         7.69      9,274.78
                                                                                      2006      7.69         7.38     14,905.88
                                                                                      2007      7.38         7.38      9,416.59
                                                                                      2008      7.38         4.39      9,644.05
                                                                                      2009      4.39         5.71      4,797.99

Legg Mason Value Equity (Class B)/(l)/............................................... 2006      8.78         9.35        496.66
                                                                                      2007      9.35         8.60        454.92
                                                                                      2008      8.60         3.81        454.01
                                                                                      2009      3.81         5.14        453.99

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class E)/(c)(l)/. 2001      8.54         8.09          0.00
                                                                                      2002      8.09         6.31          0.00
                                                                                      2003      6.31         7.49          0.00

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class B)/(l)/.... 2004      7.35         8.10        813.14
                                                                                      2005      8.10         8.46          0.00
                                                                                      2006      8.46         8.81          0.00

                                                                                                           Beginning of
                                                                                                               Year
                                                                                                           Accumulation
Investment Division                                                                                   Year  Unit Value
-------------------                                                                                   ---- ------------
Loomis Sayles Small Cap Core Division (formerly Loomis Sayles Small Cap Division) (Class E)/(c)/..... 2001    $21.50
                                                                                                      2002     20.96
                                                                                                      2003     16.05

Loomis Sayles Small Cap Core Division( formerly Loomis Sayles Small Cap Division) (Class B).......... 2004     21.40
                                                                                                      2005     24.10
                                                                                                      2006     25.13
                                                                                                      2007     28.58
                                                                                                      2008     31.18
                                                                                                      2009     19.48

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/..................................................................................... 2001      9.15
                                                                                                      2002      8.74
                                                                                                      2003      6.16

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class B).......................................................................................... 2004      8.57
                                                                                                      2005      9.43
                                                                                                      2006      9.62
                                                                                                      2007     10.32
                                                                                                      2008     10.52
                                                                                                      2009      6.03

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division) (Class E)/(b)/. 2001     10.34
                                                                                                      2002     10.05
                                                                                                      2003     14.43

Lord Abbett Bond Debenture Division (Class E)/(b)/................................................... 2002     10.31
                                                                                                      2003      9.94
                                                                                                      2004     11.59

Lord Abbett Bond Debenture Division (Class B)........................................................ 2004     14.84
                                                                                                      2005     15.72
                                                                                                      2006     15.59
                                                                                                      2007     16.63
                                                                                                      2008     17.31
                                                                                                      2009     13.77

Met/AIM Small Cap Growth Division (Class E)/(d)/..................................................... 2002     11.17
                                                                                                      2003      8.39

Met/AIM Small Cap Growth Division (Class B).......................................................... 2004     11.10
                                                                                                      2005     11.82
                                                                                                      2006     12.51
                                                                                                      2007     13.96
                                                                                                      2008     15.15
                                                                                                      2009      9.07

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division (Class E)/(c)/.... 2001     23.58
                                                                                                      2002     24.30
                                                                                                      2003     21.61

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division Class B))......... 2004     27.27
                                                                                                      2005     29.42
                                                                                                      2006     31.55
                                                                                                      2007     34.58
                                                                                                      2008     31.40
                                                                                                      2009     16.53

                                                                                                                    Number of
                                                                                                      End of Year  Accumulation
                                                                                                      Accumulation Units End of
Investment Division                                                                                    Unit Value      Year
-------------------                                                                                   ------------ ------------
Loomis Sayles Small Cap Core Division (formerly Loomis Sayles Small Cap Division) (Class E)/(c)/.....    $20.96          0.00
                                                                                                          16.05          0.00
                                                                                                          21.38          0.00

Loomis Sayles Small Cap Core Division( formerly Loomis Sayles Small Cap Division) (Class B)..........     24.10        117.66
                                                                                                          25.13      2,403.10
                                                                                                          28.58      7,496.79
                                                                                                          31.18      8,345.65
                                                                                                          19.48      7,015.22
                                                                                                          24.73      6,016.67

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/.....................................................................................      8.74          0.00
                                                                                                           6.16          0.00
                                                                                                           8.71          0.00

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class B)..........................................................................................      9.43      2,857.38
                                                                                                           9.62      1,790.05
                                                                                                          10.32      5,012.27
                                                                                                          10.52      3,786.65
                                                                                                           6.03      3,041.61
                                                                                                           7.64      1,815.08

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division) (Class E)/(b)/.     10.05          0.00
                                                                                                          14.43          0.00
                                                                                                          16.83          0.00

Lord Abbett Bond Debenture Division (Class E)/(b)/...................................................      9.94          0.00
                                                                                                          11.59          0.00
                                                                                                          12.26      6,995.83

Lord Abbett Bond Debenture Division (Class B)........................................................     15.72      5,296.69
                                                                                                          15.59      9,814.85
                                                                                                          16.63     11,157.25
                                                                                                          17.31     19,214.94
                                                                                                          13.77     18,982.21
                                                                                                          18.41     17,167.88

Met/AIM Small Cap Growth Division (Class E)/(d)/.....................................................      8.39          0.00
                                                                                                          11.41          0.00

Met/AIM Small Cap Growth Division (Class B)..........................................................     11.82      1,582.34
                                                                                                          12.51      7,237.93
                                                                                                          13.96      9,838.79
                                                                                                          15.15      5,026.02
                                                                                                           9.07      1,675.61
                                                                                                          11.86      1,727.70

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division (Class E)/(c)/....     24.30          0.00
                                                                                                          21.61          0.00
                                                                                                          27.98          0.00

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division Class B)).........     29.42      5,359.15
                                                                                                          31.55     13,128.60
                                                                                                          34.58     13,048.19
                                                                                                          31.40     10,632.92
                                                                                                          16.53      9,683.33
                                                                                                          22.81      9,928.94

                                                             Beginning of               Number of
                                                                 Year     End of Year  Accumulation
                                                             Accumulation Accumulation Units End of
Investment Division                                     Year  Unit Value   Unit Value      Year
-------------------                                     ---- ------------ ------------ ------------
Met/Franklin Income Division/(o)/...................... 2008    $ 9.99       $ 7.93        218.39
                                                        2009      7.93         9.91      5,230.87

Met/Franklin Mutual Shares Division/(o)/............... 2008      9.99         6.55          0.00
                                                        2009      6.55         8.00      1,120.63

Met/Franklin Templeton Founding Strategy Division/(o)/. 2008      9.99         6.99          0.00
                                                        2009      6.99         8.78      1,691.37

Met/Templeton Growth Division/(o)/..................... 2008      9.99         6.52          0.00
                                                        2009      6.52         8.46          0.00

MetLife Mid Cap Stock Index Division (Class E)/(c)/.... 2001     10.33        10.18          0.00
                                                        2002     10.18         8.45          0.00
                                                        2003      8.45        11.14          0.00

MetLife Mid Cap Stock Index Division (Class B)......... 2004     11.25        12.53     29,621.98
                                                        2005     12.53        13.72     34,678.10
                                                        2006     13.72        14.72     40,318.22
                                                        2007     14.72        15.47     34,384.52
                                                        2008     15.47         9.62     32,274.06
                                                        2009      9.62        12.85     27,712.70

MetLife Stock Index Division (Class E)/(c)/............ 2001     34.43        32.39          0.00
                                                        2002     32.39        24.56          0.00
                                                        2003     24.56        30.72          0.00

MetLife Stock Index Division (Class B)................. 2004     29.89        32.20     64,157.86
                                                        2005     32.20        32.84     82,221.18
                                                        2006     32.84        36.97     92,276.05
                                                        2007     36.97        37.93     85,289.32
                                                        2008     37.93        23.25     84,347.16
                                                        2009     23.25        28.61     71,716.73

MFS(R) Research International Division (Class E)/(c)/.. 2001      8.98         8.32          0.00
                                                        2002      8.32         7.18          0.00
                                                        2003      7.18         9.27          0.00

MFS(R) Research International Division (Class B)....... 2004      9.46        10.80      4,438.20
                                                        2005     10.80        12.29      5,803.58
                                                        2006     12.29        15.20      8,237.59
                                                        2007     15.20        16.83     20,401.23
                                                        2008     16.83         9.48     16,044.22
                                                        2009      9.48        12.19     13,178.08

MFS(R) Total Return Division (Class B)/(i)/............ 2004     31.54        34.09        166.11
                                                        2005     34.09        34.27        847.21
                                                        2006     34.27        37.49        504.29
                                                        2007     37.49        38.14      8,629.69
                                                        2008     38.14        28.94      6,112.80
                                                        2009     28.94        33.46      6,808.48

MFS(R) Value Division (Class E)/(c)/................... 2001     11.37        11.16          0.00
                                                        2002     11.16         9.35          0.00
                                                        2003      9.35        11.46          0.00

MFS(R) Value Division (Class B)........................ 2004     11.54        12.38     11,105.37
                                                        2005     12.38        11.90     18,025.09
                                                        2006     11.90        13.71     15,566.56
                                                        2007     13.71        12.86     24,430.23
                                                        2008     12.86         8.33     12,126.59
                                                        2009      8.33         9.81     10,686.78

                                                               Beginning of               Number of
                                                                   Year     End of Year  Accumulation
                                                               Accumulation Accumulation Units End of
Investment Division                                       Year  Unit Value   Unit Value      Year
-------------------                                       ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Division (Class E)/(c)/..... 2001    $ 9.15       $ 8.37          0.00
                                                          2002      8.37         6.81          0.00
                                                          2003      6.81         9.14          0.00

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.10        10.52     54,022.71
                                                          2005     10.52        11.61     60,495.83
                                                          2006     11.61        14.23     64,630.68
                                                          2007     14.23        15.37     70,746.36
                                                          2008     15.37         8.68     60,820.49
                                                          2009      8.68        10.88     53,870.09

Neuberger Berman Mid Cap Value Division (Class E)/(c)/... 2001     15.00        14.64          0.00
                                                          2002     14.64        12.92          0.00
                                                          2003     12.92        17.22          0.00

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     17.66        20.48      9,930.93
                                                          2005     20.48        22.40     23,315.35
                                                          2006     22.40        24.35     33,167.26
                                                          2007     24.35        24.55     34,211.63
                                                          2008     24.55        12.60     24,143.27
                                                          2009     12.60        18.19     19,651.37

Oppenheimer Capital Appreciation Division (Class B)/(j)/. 2005      7.65         8.25          0.00
                                                          2006      8.25         8.68          0.00
                                                          2007      8.68         9.70      2,709.85
                                                          2008      9.70         5.12      4,618.19
                                                          2009      5.12         7.19      3,783.20

Oppenheimer Global Equity Division (Class E)/(c)/........ 2001     12.43        11.67          0.00
                                                          2002     11.67         9.57          0.00
                                                          2003      9.57        12.19          0.00

Oppenheimer Global Equity Division (Class B)............. 2004     11.95        13.70      2,158.26
                                                          2005     13.70        15.53      2,542.63
                                                          2006     15.53        17.67      9,884.47
                                                          2007     17.67        18.34      8,128.40
                                                          2008     18.34        10.65      9,320.55
                                                          2009     10.65        14.55      9,028.03

PIMCO Inflation Protected Bond Division (Class B)/(k)/... 2006     10.70        10.74     11,668.63
                                                          2007     10.74        11.63      5,173.12
                                                          2008     11.63        10.58     52,328.27
                                                          2009     10.58        12.20     59,007.34

PIMCO Total Return Division (Class E)/(c)/............... 2001     10.20        10.36          0.00
                                                          2002     10.36        11.07          0.00
                                                          2003     11.07        11.30          0.00

PIMCO Total Return Division (Class B).................... 2004     11.33        11.67     15,237.83
                                                          2005     11.67        11.66     36,721.36
                                                          2006     11.66        11.91     38,133.46
                                                          2007     11.91        12.52     34,418.86
                                                          2008     12.52        12.29     35,120.75
                                                          2009     12.29        14.17     31,646.98

RCM Tecnology Division (Class E)/(c)/.................... 2001      7.02         6.04          0.00
                                                          2002      6.04         2.92          0.00
                                                          2003      2.92         4.49          0.00

                                                             Beginning of               Number of
                                                                 Year     End of Year  Accumulation
                                                             Accumulation Accumulation Units End of
Investment Division                                     Year  Unit Value   Unit Value      Year
-------------------                                     ---- ------------ ------------ ------------
RCM Technology Division (Class B)...................... 2004    $ 4.04       $ 4.19        476.42
                                                        2005      4.19         4.54      2,929.51
                                                        2006      4.54         4.68      8,407.27
                                                        2007      4.68         6.01     42,291.29
                                                        2008      6.01         3.26     43,620.83
                                                        2009      3.26         5.07     40,382.60

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.73        11.63          0.00
                                                        2002     11.63         9.03          0.00
                                                        2003      9.03        12.88          0.00

Russell 2000(R) Index Division (Class B)............... 2004     12.82        14.59     34,337.97
                                                        2005     14.59        14.87     37,915.77
                                                        2006     14.87        17.09     33,144.79
                                                        2007     17.09        16.41     33,390.67
                                                        2008     16.41        10.64     24,804.11
                                                        2009     10.64        13.06     20,687.61

SSgA Growth ETF Division (Class B)/(k)/................ 2006     10.64        11.28          0.00
                                                        2007     11.28        11.65     12,944.63
                                                        2008     11.65         7.63        614.50
                                                        2009      7.63         9.62        505.52

SSgA Growth and Income ETF Division (Class B)/(k)/..... 2006     10.45        11.03          0.00
                                                        2007     11.03        11.36        245.33
                                                        2008     11.36         8.32      1,439.57
                                                        2009      8.32        10.15      1,728.44

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.37        11.19          0.00
                                                        2002     11.19         8.39          0.00
                                                        2003      8.39        10.71          0.00

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.62        11.44      2,945.42
                                                        2005     11.44        11.89      7,481.91
                                                        2006     11.89        13.12      6,550.37
                                                        2007     13.12        13.99     10,385.59
                                                        2008     13.99         7.93     12,169.18
                                                        2009      7.93        11.09     10,461.41

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001      8.60         8.19          0.00
                                                        2002      8.19         4.47          0.00
                                                        2003      4.47         5.98          0.00

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.09         6.87     22,926.76
                                                        2005      6.87         7.69     42,374.54
                                                        2006      7.69         7.98     56,689.17
                                                        2007      7.98         9.18     41,537.89
                                                        2008      9.18         5.40     48,436.73
                                                        2009      5.40         7.68     45,199.89

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.79        11.56          0.00
                                                        2002     11.56         8.27          0.00
                                                        2003      8.27        11.37          0.00

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     11.60        12.30      1,150.84
                                                        2005     12.30        13.31      1,258.39
                                                        2006     13.31        13.48      6,599.94
                                                        2007     13.48        14.42      3,920.01
                                                        2008     14.42         8.97      4,219.15
                                                        2009      8.97        12.16      6,530.70

                                                                                    Beginning of               Number of
                                                                                        Year     End of Year  Accumulation
                                                                                    Accumulation Accumulation Units End of
Investment Division                                                            Year  Unit Value   Unit Value      Year
-------------------                                                            ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities Division (Class E)/(c)/. 2001    $14.66       $14.89           0.00
                                                                               2002     14.89        15.91           0.00
                                                                               2003     15.91        17.50           0.00

Western Asset Management Strategic Bond Opportunities Division (Class B)...... 2004     17.12        18.04      11,888.85
                                                                               2005     18.04        18.09      30,125.39
                                                                               2006     18.09        18.53      34,601.97
                                                                               2007     18.53        18.78      31,440.86
                                                                               2008     18.78        15.55      23,086.19
                                                                               2009     15.55        20.05      18,905.10

Western Asset Management U.S Government Division (Class E)/(c)/............... 2001     13.63        13.85           0.00
                                                                               2002     13.85        14.56           0.00
                                                                               2003     14.56        14.45           0.00

Western Asset Management U.S Government Division (Class B).................... 2004     14.15        14.40       9,018.77
                                                                               2005     14.40        14.27      21,812.04
                                                                               2006     14.27        14.49      16,953.71
                                                                               2007     14.49        14.73      18,818.23
                                                                               2008     14.73        14.32      21,805.55
                                                                               2009     14.32        14.57      18,691.73

MetLife Aggressive Allocation Division (Class B)/(j)/......................... 2005      9.99        11.08          66.32
                                                                               2006     11.08        12.52      22,474.20
                                                                               2007     12.52        12.64      24,687.28
                                                                               2008     12.64         7.35      21,574.44
                                                                               2009      7.35         9.45      36,464.21

MetLife Conservative Allocation Division (Class B)/(j)/....................... 2005      9.99        10.23       2,651.88
                                                                               2006     10.23        10.69       2,557.48
                                                                               2007     10.69        11.03       2,357.64
                                                                               2008     11.03         9.23       3,329.81
                                                                               2009      9.23        10.87      12,640.10

MetLife Conservative to Moderate Allocation Division (Class B)/(j)/........... 2005      9.99        10.45      42,338.63
                                                                               2006     10.45        11.17     186,748.34
                                                                               2007     11.17        11.45     213,396.47
                                                                               2008     11.45         8.77     140,729.65
                                                                               2009      8.77        10.60     129,842.31

MetLife Moderate Allocation Division (Class B)/(j)/........................... 2005      9.99        10.68      26,758.05
                                                                               2006     10.68        11.67     135,735.37
                                                                               2007     11.67        11.90     384,431.59
                                                                               2008     11.90         8.30     210,997.07
                                                                               2009      8.30        10.26     201,032.98

MetLife Moderate to Aggressive Allocation Division (Class B)/(j)/............. 2005      9.99        10.90       3,633.02
                                                                               2006     10.90        12.17     295,572.42
                                                                               2007     12.17        12.35     397,849.27
                                                                               2008     12.35         7.83     104,859.66
                                                                               2009      7.83         9.88     126,014.39

At 2.55 Separate Account Charge:

American Funds Bond Division (Class 2)/(k)/................................... 2006     13.36        13.92       5,946.69
                                                                               2007     13.92        14.02       7,845.31
                                                                               2008     14.02        12.39       4,754.23
                                                                               2009     12.39        13.60       3,374.12

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division (Class 2)/(c)/. 2004   $ 15.33      $ 18.07     15,247.27
                                                                    2005     18.07        22.08     29,683.18
                                                                    2006     22.08        26.71     44,812.05
                                                                    2007     26.71        31.61     52,489.35
                                                                    2008     31.61        14.32     47,184.56
                                                                    2009     14.32        22.52     42,773.75

American Funds Growth Division (Class 2)/(c)/...................... 2004     91.79       100.65      7,212.98
                                                                    2005    100.65       114.01     12,716.12
                                                                    2006    114.01       122.51     16,853.27
                                                                    2007    122.51       134.15     16,934.86
                                                                    2008    134.15        73.26     14,663.23
                                                                    2009     73.26        99.56     13,515.46

American Funds Growth-Income Division (Class 2)/(c)/............... 2004     71.43        76.85      7,041.60
                                                                    2005     76.85        79.29     13,993.24
                                                                    2006     79.29        89.06     19,606.13
                                                                    2007     89.06        91.18     23,431.93
                                                                    2008     91.18        55.23     16,761.80
                                                                    2009     55.23        70.67     15,064.49

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                              LOWEST POSSIBLE MIX
                         1.25 SEPARATE ACCOUNT CHARGE

                                                                                                   Beginning of
                                                                                                       Year     End of Year
                                                                                                   Accumulation Accumulation
Investment Division                                                                           Year  Unit Value   Unit Value
-------------------                                                                           ---- ------------ ------------
American Funds Balanced Allocation Division (Class C)/(o)/................................... 2008   $ 10.00      $  7.01
                                                                                              2009      7.01         8.96

American Funds Bond Division+ (Class 2)/(k)/................................................. 2006     14.82        15.56
                                                                                              2007     15.56        15.85
                                                                                              2008     15.85        14.17
                                                                                              2009     14.17        15.73

American Funds Global Small Capitalization Division+ (Class 2)/(c)/.......................... 2001     13.86        13.54
                                                                                              2002     13.54        10.81
                                                                                              2003     10.81        16.37
                                                                                              2004     16.37        19.51
                                                                                              2005     19.51        24.12
                                                                                              2006     24.12        29.51
                                                                                              2007     29.51        35.33
                                                                                              2008     35.33        16.19
                                                                                              2009     16.19        25.75

American Funds Growth Allocation Division (Class C)/(o)/..................................... 2008      9.99         6.36
                                                                                              2009      6.36         8.42

American Funds Growth Division+ (Class 2)/(c)/............................................... 2001    126.65       114.77
                                                                                              2002    114.77        85.50
                                                                                              2003     85.50       115.34
                                                                                              2004    115.34       127.95
                                                                                              2005    127.95       146.61
                                                                                              2006    146.61       159.35
                                                                                              2007    159.35       176.52
                                                                                              2008    176.52        97.52
                                                                                              2009     97.52       134.07

American Funds Growth-Income Division+ (Class 2)/(c)/........................................ 2001     88.85        85.37
                                                                                              2002     85.37        68.74
                                                                                              2003     68.74        89.76
                                                                                              2004     89.76        97.69
                                                                                              2005     97.69       101.96
                                                                                              2006    101.96       115.83
                                                                                              2007    115.83       119.97
                                                                                              2008    119.97        73.52
                                                                                              2009     73.52        95.15

American Funds Moderate Allocation Division (Class C)/(o)/................................... 2008     10.01         7.69
                                                                                              2009      7.69         9.37

Artio International Stock (formerly Julius Baer International Stock Division (Class E))/(c)/. 2001     12.45        11.64
                                                                                              2002     11.64         9.47
                                                                                              2003      9.47        11.96

Artio International Stock (formerly Julius Baer International Stock Division (Class B))/(c)/. 2004     12.05        13.78
                                                                                              2005     13.78        16.00
                                                                                              2006     16.00        18.37
                                                                                              2007     18.37        19.96
                                                                                              2008     19.96        10.99
                                                                                              2009     10.99        13.23

                                                                                               Number of
                                                                                              Accumulation
                                                                                              Units End of
Investment Division                                                                               Year
-------------------                                                                           -------------
American Funds Balanced Allocation Division (Class C)/(o)/...................................  5,363,317.01
                                                                                              18,010,048.59

American Funds Bond Division+ (Class 2)/(k)/.................................................    365,887.51
                                                                                                 768,194.65
                                                                                                 554,431.26
                                                                                                 461,528.53

American Funds Global Small Capitalization Division+ (Class 2)/(c)/..........................          0.00
                                                                                                 176,357.64
                                                                                                 793,521.46
                                                                                               1,684,630.59
                                                                                               1,942,621.89
                                                                                               2,014,130.80
                                                                                               2,066,061.06
                                                                                               1,676,113.20
                                                                                               1,627,893.35

American Funds Growth Allocation Division (Class C)/(o)/..................................... 11,381,509.85
                                                                                              21,656,706.19

American Funds Growth Division+ (Class 2)/(c)/...............................................          0.00
                                                                                                 100,894.63
                                                                                                 484,308.87
                                                                                                 832,307.70
                                                                                                 850,455.08
                                                                                                 855,979.03
                                                                                                 789,249.89
                                                                                                 685,332.95
                                                                                                 644,152.88

American Funds Growth-Income Division+ (Class 2)/(c)/........................................          0.00
                                                                                                 127,625.35
                                                                                                 634,858.72
                                                                                               1,040,319.53
                                                                                                 992,089.03
                                                                                                 915,468.87
                                                                                                 847,614.09
                                                                                                 701,937.54
                                                                                                 648,730.37

American Funds Moderate Allocation Division (Class C)/(o)/................................... 11,825,226.62
                                                                                              31,832,639.17

Artio International Stock (formerly Julius Baer International Stock Division (Class E))/(c)/.          0.00
                                                                                                 178,292.61
                                                                                                 635,794.86

Artio International Stock (formerly Julius Baer International Stock Division (Class B))/(c)/.    230,542.93
                                                                                                 882,635.15
                                                                                               1,788,847.70
                                                                                               2,326,601.22
                                                                                               3,102,643.46
                                                                                               3,503,823.36

                                                                                                       Beginning of
                                                                                                           Year     End of Year
                                                                                                       Accumulation Accumulation
Investment Division                                                                               Year  Unit Value   Unit Value
-------------------                                                                               ---- ------------ ------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/................................................................................. 2001    $11.23       $11.46
                                                                                                  2002     11.46        12.45
                                                                                                  2003     12.45        12.72

Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class B))..................................................................................... 2004     12.51        12.89
                                                                                                  2005     12.89        12.96
                                                                                                  2006     12.96        13.29
                                                                                                  2007     13.29        14.00
                                                                                                  2008     14.00        14.61
                                                                                                  2009     14.61        15.14

BlackRock Aggressive Growth Division (Class E)/(c)/.............................................. 2001     37.91        35.78
                                                                                                  2002     35.78        25.16
                                                                                                  2003     25.16        34.93

BlackRock Aggressive Growth Division (Class B)................................................... 2004     34.38        38.15
                                                                                                  2005     38.15        41.61
                                                                                                  2006     41.61        43.76
                                                                                                  2007     43.76        51.95
                                                                                                  2008     51.95        27.79
                                                                                                  2009     27.79        40.90

BlackRock Bond Income Division (formerly SSR Income Class E) (Class E)/(a)/...................... 2001     42.17        43.36
                                                                                                  2002     43.36        46.31

BlackRock Bond Income Division (Class E)/(a)/.................................................... 2002     43.84        46.31
                                                                                                  2003     46.31        48.33

BlackRock Bond Income Division (Class B)......................................................... 2004     44.66        46.31
                                                                                                  2005     46.31        46.72
                                                                                                  2006     46.72        48.05
                                                                                                  2007     48.05        50.31
                                                                                                  2008     50.31        47.86
                                                                                                  2009     47.86        51.61

BlackRock Diversified Division (Class E)/(c)/.................................................... 2001     37.99        37.06
                                                                                                  2002     37.06        31.50
                                                                                                  2003     31.50        37.46

BlackRock Diversified Division (Class B)......................................................... 2004     36.28        39.19
                                                                                                  2005     39.19        39.79
                                                                                                  2006     39.79        43.33
                                                                                                  2007     43.33        45.19
                                                                                                  2008     45.19        33.48
                                                                                                  2009     33.48        38.69

BlackRock Large Cap Core Division* (Class B)/(m)/................................................ 2007     80.94        81.72
                                                                                                  2008     81.72        50.59
                                                                                                  2009     50.59        59.56

BlackRock Large Cap Division (Class E)/(c)/...................................................... 2001     72.49        67.70
                                                                                                  2002     67.70        49.33
                                                                                                  2003     49.33        63.36

BlackRock Large Cap Division (Class B)........................................................... 2004     61.39        67.81
                                                                                                  2005     67.81        69.20
                                                                                                  2006     69.20        77.79
                                                                                                  2007     77.79        81.62

                                                                                                   Number of
                                                                                                  Accumulation
                                                                                                  Units End of
Investment Division                                                                                   Year
-------------------                                                                               -------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/.................................................................................          0.00
                                                                                                   1,271,700.30
                                                                                                   5,134,183.52

Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)).....................................................................................  3,850,658.98
                                                                                                  11,887,466.57
                                                                                                  16,455,776.79
                                                                                                  20,099,380.29
                                                                                                  17,439,769.63
                                                                                                  22,571,032.66

BlackRock Aggressive Growth Division (Class E)/(c)/..............................................          0.00
                                                                                                      26,852.28
                                                                                                     154,691.04

BlackRock Aggressive Growth Division (Class B)...................................................     48,586.98
                                                                                                     126,036.87
                                                                                                     228,956.11
                                                                                                     383,639.24
                                                                                                     600,156.98
                                                                                                     831,307.99

BlackRock Bond Income Division (formerly SSR Income Class E) (Class E)/(a)/......................          0.00
                                                                                                           0.00

BlackRock Bond Income Division (Class E)/(a)/....................................................    207,477.01
                                                                                                     536,896.98

BlackRock Bond Income Division (Class B).........................................................    301,057.28
                                                                                                   1,046,108.64
                                                                                                   1,637,036.48
                                                                                                   1,973,936.78
                                                                                                   1,847,352.77
                                                                                                   2,153,908.25

BlackRock Diversified Division (Class E)/(c)/....................................................          0.00
                                                                                                     212,999.18
                                                                                                     752,001.31

BlackRock Diversified Division (Class B).........................................................    277,202.91
                                                                                                     535,541.81
                                                                                                     698,275.54
                                                                                                     830,380.34
                                                                                                     880,343.66
                                                                                                     925,517.53

BlackRock Large Cap Core Division* (Class B)/(m)/................................................    197,425.91
                                                                                                     268,816.94
                                                                                                     357,508.56

BlackRock Large Cap Division (Class E)/(c)/......................................................          0.00
                                                                                                      79,863.05
                                                                                                     303,829.18

BlackRock Large Cap Division (Class B)...........................................................     63,985.52
                                                                                                     115,756.61
                                                                                                     153,608.48
                                                                                                           0.00

                                                                                            Beginning of
                                                                                                Year     End of Year
                                                                                            Accumulation Accumulation
Investment Division                                                                    Year  Unit Value   Unit Value
-------------------                                                                    ---- ------------ ------------
BlackRock Large Cap Value Division (Class E)/(d)/..................................... 2002    $10.00       $ 7.93
                                                                                       2003      7.93        10.60

BlackRock Large Cap Value Division (Class B).......................................... 2004     10.72        11.84
                                                                                       2005     11.84        12.34
                                                                                       2006     12.34        14.52
                                                                                       2007     14.52        14.79
                                                                                       2008     14.79         9.47
                                                                                       2009      9.47        10.39

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/............................. 2004     23.52        25.80
                                                                                       2005     25.80        27.20
                                                                                       2006     27.20        27.91
                                                                                       2007     27.91        32.64
                                                                                       2008     32.64        20.41
                                                                                       2009     20.41        27.51

BlackRock Legacy Large Cap Growth Division -- Class B (formerly FI Large Cap Division
  (Class B)/(k)(p)/................................................................... 2006     17.34        17.56
                                                                                       2007     17.56        17.98
                                                                                       2008     17.98         9.77
                                                                                       2009      9.77        10.19

BlackRock Money Market Division (Class E)/(f)/........................................ 2003     23.28        23.18

BlackRock Money Market Division (Class B)............................................. 2004     22.66        22.60
                                                                                       2005     22.60        22.91
                                                                                       2006     22.91        23.65
                                                                                       2007     23.65        24.48
                                                                                       2008     24.48        24.81
                                                                                       2009     24.81        24.56

BlackRock Strategic Value Division (Class E)/(c)/..................................... 2001     14.24        14.01
                                                                                       2002     14.01        10.86
                                                                                       2003     10.86        16.08

BlackRock Strategic Value Division (Class B).......................................... 2004     16.20        18.24
                                                                                       2005     18.24        18.72
                                                                                       2006     18.72        21.53
                                                                                       2007     21.53        20.48
                                                                                       2008     20.48        12.42
                                                                                       2009     12.42        13.84

Clarion Global Real Estate Division (Class B)/(i)/.................................... 2004      9.99        12.84
                                                                                       2005     12.84        14.37
                                                                                       2006     14.37        19.52
                                                                                       2007     19.52        16.39
                                                                                       2008     16.39         9.44
                                                                                       2009      9.44        12.56

Davis Venture Value Division (Class E)/(c)/........................................... 2001     27.45        26.73
                                                                                       2002     26.73        22.03
                                                                                       2003     22.03        28.44

Davis Venture Value Division (Class B)................................................ 2004     28.98        31.22
                                                                                       2005     31.22        33.91
                                                                                       2006     33.91        38.29
                                                                                       2007     38.29        39.45
                                                                                       2008     39.45        23.56
                                                                                       2009     23.56        30.64

                                                                                        Number of
                                                                                       Accumulation
                                                                                       Units End of
Investment Division                                                                        Year
-------------------                                                                    ------------
BlackRock Large Cap Value Division (Class E)/(d)/.....................................    62,035.81
                                                                                         462,050.50

BlackRock Large Cap Value Division (Class B)..........................................   507,414.37
                                                                                       1,191,101.20
                                                                                       4,017,678.88
                                                                                       6,203,097.15
                                                                                       6,677,973.23
                                                                                       8,380,701.11

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/.............................    71,095.54
                                                                                         179,456.51
                                                                                         329,519.56
                                                                                         677,955.31
                                                                                       1,381,085.09
                                                                                       1,948,378.56

BlackRock Legacy Large Cap Growth Division -- Class B (formerly FI Large Cap Division
  (Class B)/(k)(p)/...................................................................    64,686.86
                                                                                         159,771.44
                                                                                         298,616.98
                                                                                               0.00

BlackRock Money Market Division (Class E)/(f)/........................................    24,871.02

BlackRock Money Market Division (Class B).............................................    51,565.74
                                                                                         104,247.78
                                                                                         220,864.59
                                                                                         423,149.02
                                                                                       1,019,197.09
                                                                                       1,111,335.11

BlackRock Strategic Value Division (Class E)/(c)/.....................................         0.00
                                                                                         796,790.61
                                                                                       2,552,703.05

BlackRock Strategic Value Division (Class B).......................................... 1,029,329.75
                                                                                       2,350,319.89
                                                                                       3,429,455.89
                                                                                       3,851,949.52
                                                                                       3,625,580.48
                                                                                       3,679,793.07

Clarion Global Real Estate Division (Class B)/(i)/.................................... 1,489,317.40
                                                                                       4,338,464.48
                                                                                       7,835,572.48
                                                                                       8,113,130.91
                                                                                       7,850,669.54
                                                                                       8,085,427.70

Davis Venture Value Division (Class E)/(c)/...........................................         0.00
                                                                                         115,244.86
                                                                                         448,782.09

Davis Venture Value Division (Class B)................................................   499,387.83
                                                                                       2,131,611.21
                                                                                       3,988,041.56
                                                                                       5,074,167.58
                                                                                       5,669,478.45
                                                                                       6,659,881.00

                                                                                        Beginning of               Number of
                                                                                            Year     End of Year  Accumulation
                                                                                        Accumulation Accumulation Units End of
Investment Division                                                                Year  Unit Value   Unit Value      Year
-------------------                                                                ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(C)(h)/............................... 2001   $ 18.33      $ 15.78            0.00
                                                                                   2002     15.78        11.04      147,252.83
                                                                                   2003     11.04        14.68      490,905.38

FI Mid Cap Opportunities Division (Class B)....................................... 2004     14.81        16.69      195,292.90
                                                                                   2005     16.69        17.58      550,747.76
                                                                                   2006     17.58        19.37    1,043,827.16
                                                                                   2007     19.37        20.68    1,436,202.13
                                                                                   2008     20.68         9.10    1,753,470.54
                                                                                   2009      9.10        12.00    2,335,775.65

FI Value Leaders Division (Class E)/(d)/.......................................... 2002     23.04        18.98       11,626.22
                                                                                   2003     18.98        23.76      129,119.95

FI Value Leaders Division (Class B)............................................... 2004     23.39        26.41       85,618.72
                                                                                   2005     26.41        28.81      420,979.54
                                                                                   2006     28.81        31.77    1,116,072.48
                                                                                   2007     31.77        32.61    1,237,524.46
                                                                                   2008     32.61        19.61    1,167,465.68
                                                                                   2009     19.61        23.52    1,179,028.29

Harris Oakmark International Division (Class E)/(d)/.............................. 2002     10.60         8.85       26,567.87
                                                                                   2003      8.85        11.81      324,128.40

Harris Oakmark International Division (Class B)................................... 2004     12.08        14.03      517,942.94
                                                                                   2005     14.03        15.83    2,479,089.48
                                                                                   2006     15.83        20.15    5,230,310.81
                                                                                   2007     20.15        19.67    6,878,657.12
                                                                                   2008     19.67        11.48    5,848,438.73
                                                                                   2009     11.48        17.59    7,094,853.93

Janus Forty Division (Class B)/(n)/............................................... 2007    151.43       185.95      110,979.76
                                                                                   2008    185.95       106.51      712,494.40
                                                                                   2009    106.51       150.27    1,163,014.01

Jennison Growth Division (Class B)/(g)/........................................... 2005      4.09         4.92      412,176.02
                                                                                   2006      4.92         4.99    1,003,446.89
                                                                                   2007      4.99         5.49    1,164,068.68
                                                                                   2008      5.49         3.44    1,376,073.02
                                                                                   2009      3.44         4.74    3,200,189.21

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class E)/(c)(g)/. 2001      5.40         4.93            0.00
                                                                                   2002      4.93         3.46      205,815.65
                                                                                   2003      3.46         4.29      639,387.86

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class B)/(g)/.... 2004      4.25         4.44      114,586.68
                                                                                   2005      4.44         4.05      152,249.83

Lazard Mid Cap Division (Class E)/(d)/............................................ 2002     11.40         9.69       60,166.50
                                                                                   2003      9.69        12.09      396,340.58

Lazard Mid Cap Division (Class B)................................................. 2004     12.61        13.63      145,014.30
                                                                                   2005     13.63        14.54      369,364.09
                                                                                   2006     14.54        16.47      693,216.68
                                                                                   2007     16.47        15.83    1,336,971.62
                                                                                   2008     15.83         9.64    1,227,543.36
                                                                                   2009      9.64        13.02    1,384,640.85

Legg Mason Partners Aggressive Growth (Class E)/(e)/.............................. 2003      5.57         6.80      310,403.07

                                                                                                           Beginning of
                                                                                                               Year
                                                                                                           Accumulation
Investment Division                                                                                   Year  Unit Value
-------------------                                                                                   ---- ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/................................................. 2001    $ 8.87
                                                                                                      2002      7.75
                                                                                                      2003      5.30

Legg Mason Partners Aggressive Growth (Class B)...................................................... 2004      6.63
                                                                                                      2005      7.22
                                                                                                      2006      8.09
                                                                                                      2007      7.86
                                                                                                      2008      7.93
                                                                                                      2009      4.77

Legg Mason Value Equity (Class B)/(l)/............................................................... 2006      9.45
                                                                                                      2007     10.14
                                                                                                      2008      9.42
                                                                                                      2009      4.22

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class E)/(c)(l)/................. 2001      8.75
                                                                                                      2002      8.32
                                                                                                      2003      6.56

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class B)/(l)/.................... 2004      7.74
                                                                                                      2005      8.59
                                                                                                      2006      9.07

Loomis Sayles Small Cap Core Division (formerly Loomis Sayles Small Cap Division) (Class E)/(c)/..... 2001     23.20
                                                                                                      2002     22.72
                                                                                                      2003     17.58

Loomis Sayles Small Cap Core Division( formerly Loomis Sayles Small Cap Division) (Class B).......... 2004     23.77
                                                                                                      2005     26.96
                                                                                                      2006     28.40
                                                                                                      2007     32.65
                                                                                                      2008     35.99
                                                                                                      2009     22.73

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/..................................................................................... 2001      9.18
                                                                                                      2002      8.80
                                                                                                      2003      6.27

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class B).......................................................................................... 2004      8.85
                                                                                                      2005      9.80
                                                                                                      2006     10.11
                                                                                                      2007     10.95
                                                                                                      2008     11.28
                                                                                                      2009      6.54

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division) (Class E)/(b)/. 2001     10.83
                                                                                                      2002     10.58
                                                                                                      2003     10.57

Lord Abbett Bond Debenture Division (Class E)/(b)/................................................... 2002     10.88
                                                                                                      2003     10.57
                                                                                                      2004     12.45

                                                                                                                    Number of
                                                                                                      End of Year  Accumulation
                                                                                                      Accumulation Units End of
Investment Division                                                                                    Unit Value      Year
-------------------                                                                                   ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/.................................................    $ 7.75            0.00
                                                                                                           5.30      121,621.58
                                                                                                           6.80            0.00

Legg Mason Partners Aggressive Growth (Class B)......................................................      7.22      157,905.31
                                                                                                           8.09      441,946.14
                                                                                                           7.86      854,039.26
                                                                                                           7.93      829,924.69
                                                                                                           4.77      784,974.04
                                                                                                           6.27      889,731.52

Legg Mason Value Equity (Class B)/(l)/...............................................................     10.14      752,191.91
                                                                                                           9.42      819,936.03
                                                                                                           4.22      972,413.11
                                                                                                           5.75    1,433,098.82

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class E)/(c)(l)/.................      8.32            0.00
                                                                                                           6.56       73,963.77
                                                                                                           7.87      308,442.38

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class B)/(l)/....................      8.59       58,522.26
                                                                                                           9.07      300,403.79
                                                                                                           9.49      378,586.99

Loomis Sayles Small Cap Core Division (formerly Loomis Sayles Small Cap Division) (Class E)/(c)/.....     22.72            0.00
                                                                                                          17.58       30,590.67
                                                                                                          23.67      113,829.25

Loomis Sayles Small Cap Core Division( formerly Loomis Sayles Small Cap Division) (Class B)..........     26.96       62,988.78
                                                                                                          28.40      282,001.02
                                                                                                          32.65      807,342.10
                                                                                                          35.99    1,230,226.05
                                                                                                          22.73    1,465,820.56
                                                                                                          29.16    1,718,288.85

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/.....................................................................................      8.80            0.00
                                                                                                           6.27      139,794.65
                                                                                                           8.96      528,179.62

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small Cap Growth Division
  (Class B)..........................................................................................      9.80      157,161.05
                                                                                                          10.11      469,945.62
                                                                                                          10.95      779,710.51
                                                                                                          11.28      982,451.23
                                                                                                           6.54    1,137,061.65
                                                                                                           8.37    1,330,724.17

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division) (Class E)/(b)/.     10.58            0.00
                                                                                                          10.57            0.00
                                                                                                          12.45            0.00

Lord Abbett Bond Debenture Division (Class E)/(b)/...................................................     10.57      108,830.52
                                                                                                          12.45      906,935.62
                                                                                                          13.31    1,418,152.43

                                                                                                        Beginning of
                                                                                                            Year     End of Year
                                                                                                        Accumulation Accumulation
Investment Division                                                                                Year  Unit Value   Unit Value
-------------------                                                                                ---- ------------ ------------
Lord Abbett Bond Debenture Division (Class B)..................................................... 2004    $16.14       $17.21
                                                                                                   2005     17.21        17.26
                                                                                                   2006     17.26        18.60
                                                                                                   2007     18.60        19.57
                                                                                                   2008     19.57        15.73
                                                                                                   2009     15.73        21.25

Met/AIM Small Cap Growth Division (Class E)/(d)/.................................................. 2002     11.24         8.50
                                                                                                   2003      8.50        11.68

Met/AIM Small Cap Growth Division (Class B)....................................................... 2004     11.40        12.23
                                                                                                   2005     12.23        13.08
                                                                                                   2006     13.08        14.75
                                                                                                   2007     14.75        16.18
                                                                                                   2008     16.18         9.79
                                                                                                   2009      9.79        12.94

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division (Class E)/(c)/. 2001     25.72        26.62
                                                                                                   2002     26.62        23.93
                                                                                                   2003     23.93        31.30

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division Class B))...... 2004     30.62        33.26
                                                                                                   2005     33.26        36.04
                                                                                                   2006     36.04        39.92
                                                                                                   2007     39.92        36.63
                                                                                                   2008     36.63        19.49
                                                                                                   2009     19.49        27.17

Met/Franklin Income Division/(o)/................................................................. 2008      9.99         7.99
                                                                                                   2009      7.99        10.09

Met/Franklin Mutual Shares Division/(o)/.......................................................... 2008      9.99         6.60
                                                                                                   2009      6.60         8.14

Met/Franklin Templeton Founding Strategy Division/(o)/............................................ 2008      9.99         7.04
                                                                                                   2009      7.04         8.93

Met/Templeton Growth Division/(o)/................................................................ 2008      9.99         6.57
                                                                                                   2009      6.57         8.61

MetLife Mid Cap Stock Index Division (Class E)/(c)/............................................... 2001     10.44        10.34
                                                                                                   2002     10.34         8.68
                                                                                                   2003      8.68        11.55

MetLife Mid Cap Stock Index Division (Class B).................................................... 2004     11.72        13.13
                                                                                                   2005     13.13        14.53
                                                                                                   2006     14.53        15.76
                                                                                                   2007     15.76        16.74
                                                                                                   2008     16.74        10.51
                                                                                                   2009     10.51        14.20

MetLife Stock Index Division (Class E)/(c)/....................................................... 2001     38.76        36.62
                                                                                                   2002     36.62        28.06
                                                                                                   2003     28.06        35.46

MetLife Stock Index Division (Class B)............................................................ 2004     34.63        37.56
                                                                                                   2005     37.56        38.72
                                                                                                   2006     38.72        44.05
                                                                                                   2007     44.05        45.66
                                                                                                   2008     45.66        28.29
                                                                                                   2009     28.29        35.18

                                                                                                    Number of
                                                                                                   Accumulation
                                                                                                   Units End of
Investment Division                                                                                    Year
-------------------                                                                                -------------
Lord Abbett Bond Debenture Division (Class B).....................................................    433,517.32
                                                                                                    1,644,680.08
                                                                                                    3,053,153.34
                                                                                                    4,120,667.18
                                                                                                    3,918,705.43
                                                                                                    4,795,673.99

Met/AIM Small Cap Growth Division (Class E)/(d)/..................................................     46,307.54
                                                                                                      213,981.76

Met/AIM Small Cap Growth Division (Class B).......................................................     88,967.34
                                                                                                      249,141.21
                                                                                                      379,516.68
                                                                                                      570,283.63
                                                                                                      657,668.14
                                                                                                      943,098.40

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division (Class E)/(c)/.          0.00
                                                                                                      320,020.25
                                                                                                    1,040,971.04

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division Class B))......    377,040.95
                                                                                                    1,158,798.80
                                                                                                    1,544,583.01
                                                                                                    1,646,083.75
                                                                                                    1,530,577.09
                                                                                                    1,570,093.26

Met/Franklin Income Division/(o)/.................................................................    717,060.40
                                                                                                    1,736,399.97

Met/Franklin Mutual Shares Division/(o)/..........................................................    472,356.75
                                                                                                    1,350,684.01

Met/Franklin Templeton Founding Strategy Division/(o)/............................................  2,102,778.94
                                                                                                    4,026,633.31

Met/Templeton Growth Division/(o)/................................................................    235,437.29
                                                                                                      687,554.56

MetLife Mid Cap Stock Index Division (Class E)/(c)/...............................................          0.00
                                                                                                      570,356.88
                                                                                                    2,466,067.51

MetLife Mid Cap Stock Index Division (Class B)....................................................    728,656.68
                                                                                                    2,195,285.87
                                                                                                    3,611,990.93
                                                                                                    4,712,683.58
                                                                                                    5,825,162.10
                                                                                                    6,981,447.54

MetLife Stock Index Division (Class E)/(c)/.......................................................          0.00
                                                                                                      444,695.20
                                                                                                    2,189,805.85

MetLife Stock Index Division (Class B)............................................................  1,750,875.84
                                                                                                    5,047,439.87
                                                                                                    7,044,246.68
                                                                                                    8,542,859.25
                                                                                                   10,548,323.10
                                                                                                   12,672,183.55

                                                               Beginning of               Number of
                                                                   Year     End of Year  Accumulation
                                                               Accumulation Accumulation Units End of
Investment Division                                       Year  Unit Value   Unit Value      Year
-------------------                                       ---- ------------ ------------ -------------
MFS(R) Research International Division (Class E)/(c)/.... 2001    $ 9.02       $ 8.38             0.00
                                                          2002      8.38         7.31       128,885.57
                                                          2003      7.31         9.54       378,131.36

MFS(R) Research International Division (Class B)......... 2004      9.79        11.25       141,755.48
                                                          2005     11.25        12.94       604,819.44
                                                          2006     12.94        16.17     2,068,708.66
                                                          2007     16.17        18.09     3,262,143.43
                                                          2008     18.09        10.30     5,451,172.86
                                                          2009     10.30        13.38     6,574,559.75

MFS(R) Total Return Division (Class B)/(i)/.............. 2004     37.71        41.05       119,277.39
                                                          2005     41.05        41.69       328,191.42
                                                          2006     41.69        46.09       465,431.08
                                                          2007     46.09        47.39       692,542.07
                                                          2008     47.39        36.34       626,555.67
                                                          2009     36.34        42.46       734,187.61

MFS(R) Value Division (Class E)/(c)/..................... 2001     11.70        11.54             0.00
                                                          2002     11.54         9.77       842,299.12
                                                          2003      9.77        12.09     2,688,090.95

MFS(R) Value Division (Class B).......................... 2004     12.23        13.21     1,304,722.64
                                                          2005     13.21        12.83     3,878,821.73
                                                          2006     12.83        14.93     5,009,373.07
                                                          2007     14.93        14.15     5,535,834.88
                                                          2008     14.15         9.26     5,163,417.72
                                                          2009      9.26        11.03     5,869,418.70

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/..... 2001      9.42         8.65             0.00
                                                          2002      8.65         7.12       634,864.59
                                                          2003      7.12         9.65     3,114,501.40

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.64        11.22     1,310,419.46
                                                          2005     11.22        12.51     3,920,106.79
                                                          2006     12.51        15.51     5,695,313.60
                                                          2007     15.51        16.92     7,382,320.70
                                                          2008     16.92         9.66     9,419,926.46
                                                          2009      9.66        12.24    11,163,950.75

Neuberger Berman Mid Cap Value Division (Class E)/(c)/... 2001     15.44        15.13             0.00
                                                          2002     15.13        13.49       222,971.85
                                                          2003     13.49        18.18       832,486.66

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.71        21.85       745,718.74
                                                          2005     21.85        24.15     2,759,258.03
                                                          2006     24.15        26.52     4,556,951.22
                                                          2007     26.52        27.03     5,637,167.55
                                                          2008     27.03        14.02     5,869,624.31
                                                          2009     14.02        20.45     6,093,473.84

Oppenheimer Capital Appreciation Division (Class B)/(j)/. 2005      7.99         8.69       173,317.48
                                                          2006      8.69         9.23       620,638.28
                                                          2007      9.23        10.42     1,169,995.30
                                                          2008     10.42         5.56     1,627,935.42
                                                          2009      5.56         7.90     2,343,856.14

                                                             Beginning of               Number of
                                                                 Year     End of Year  Accumulation
                                                             Accumulation Accumulation Units End of
Investment Division                                     Year  Unit Value   Unit Value      Year
-------------------                                     ---- ------------ ------------ -------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $13.02       $12.28             0.00
                                                        2002     12.28        10.17       112,537.61
                                                        2003     10.17        13.10       406,709.15

Oppenheimer Global Equity Division (Class B)........... 2004     12.89        14.88       105,601.25
                                                        2005     14.88        17.04       579,290.68
                                                        2006     17.04        19.59     1,334,400.29
                                                        2007     19.59        20.55     1,761,289.24
                                                        2008     20.55        12.06     1,967,019.42
                                                        2009     12.06        16.66     2,530,763.05

PIMCO Inflation Protected Bond Division (Class B)/(k)/. 2006     11.04        11.16       595,123.74
                                                        2007     11.16        12.21     1,865,528.17
                                                        2008     12.21        11.23     8,801,830.82
                                                        2009     11.23        13.09    14,097,736.84

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.25        10.45             0.00
                                                        2002     10.45        11.29     1,551,710.35
                                                        2003     11.29        11.65     4,544,053.32

PIMCO Total Return Division (Class B).................. 2004     11.72        12.16     1,912,529.08
                                                        2005     12.16        12.28     6,758,354.02
                                                        2006     12.28        12.67     9,627,248.36
                                                        2007     12.67        13.46    11,407,084.04
                                                        2008     13.46        13.35    13,686,460.81
                                                        2009     13.35        15.56    21,012,926.60

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.05         6.10             0.00
                                                        2002      6.10         2.97       203,039.18
                                                        2003      2.97         4.62     1,637,949.51

RCM Technology Division (Class B)...................... 2004      4.18         4.36       327,216.18
                                                        2005      4.36         4.78       700,834.84
                                                        2006      4.78         4.98     1,303,161.54
                                                        2007      4.98         6.46     3,643,893.87
                                                        2008      6.46         3.54     3,951,772.02
                                                        2009      3.54         5.57     6,605,032.05

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     12.07        12.02             0.00
                                                        2002     12.02         9.43       325,845.30
                                                        2003      9.43        13.60     1,535,666.47

Russell 2000(R) Index Division (Class B)............... 2004     13.58        15.56       523,546.85
                                                        2005     15.56        16.03     1,502,294.21
                                                        2006     16.03        18.61     2,585,775.71
                                                        2007     18.61        18.07     3,079,763.14
                                                        2008     18.07        11.83     3,245,644.32
                                                        2009     11.83        14.69     3,896,039.18

SSgA Growth ETF Division (Class B)/(k)/................ 2006     10.71        11.43       139,058.25
                                                        2007     11.43        11.92       536,203.16
                                                        2008     11.92         7.89       377,748.91
                                                        2009      7.89        10.06     3,058,162.85

SSgA Growth and Income ETF Division (Class B)/(k)/..... 2006     10.52        11.18        94,584.11
                                                        2007     11.18        11.63       196,239.06
                                                        2008     11.63         8.61       564,644.37
                                                        2009      8.61        10.62     9,979,215.54

                                                                                    Beginning of               Number of
                                                                                        Year     End of Year  Accumulation
                                                                                    Accumulation Accumulation Units End of
Investment Division                                                            Year  Unit Value   Unit Value      Year
-------------------                                                            ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division (Class E)/(c)/........................ 2001    $11.70       $11.57            0.00
                                                                               2002     11.57         8.76      192,844.11
                                                                               2003      8.76        11.30      794,026.43

T. Rowe Price Large Cap Growth Division (Class B)............................. 2004     11.25        12.21      551,747.60
                                                                               2005     12.21        12.82    1,706,948.80
                                                                               2006     12.82        14.29    2,574,599.46
                                                                               2007     14.29        15.41    3,515,295.61
                                                                               2008     15.41         8.82    3,604,235.54
                                                                               2009      8.82        12.46    3,970,534.93

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.......................... 2001      8.64         8.26            0.00
                                                                               2002      8.26         4.56      160,883.93
                                                                               2003      4.56         6.17      921,458.24

T. Rowe Price Mid Cap Growth Division (Class B)............................... 2004      6.30         7.15      529,644.79
                                                                               2005      7.15         8.10    1,695,381.23
                                                                               2006      8.10         8.49    3,268,219.53
                                                                               2007      8.49         9.86    5,090,130.40
                                                                               2008      9.86         5.87    6,860,173.97
                                                                               2009      5.87         8.43    8,896,812.31

T. Rowe Price Small Cap Growth Division (Class E)/(c)/........................ 2001     12.35        12.17            0.00
                                                                               2002     12.17         8.80      104,912.42
                                                                               2003      8.80        12.22      500,675.63

T. Rowe Price Small Cap Growth Division (Class B)............................. 2004     12.51        13.35      169,438.00
                                                                               2005     13.35        14.60      639,929.00
                                                                               2006     14.60        14.94    1,140,830.69
                                                                               2007     14.94        16.16    1,319,130.58
                                                                               2008     16.16        10.16    1,553,144.93
                                                                               2009     10.16        13.92    1,973,633.33

Western Asset Management Strategic Bond Opportunities Division (Class E)/(c)/. 2001     15.73        16.05            0.00
                                                                               2002     16.05        17.34      206,607.47
                                                                               2003     17.34        19.26    1,097,298.95

Western Asset Management Strategic Bond Opportunities Division (Class B)...... 2004     18.92        20.08      516,840.38
                                                                               2005     20.08        20.34    2,362,619.16
                                                                               2006     20.34        21.06    4,193,499.21
                                                                               2007     21.06        21.56    5,163,420.43
                                                                               2008     21.56        18.05    4,354,047.28
                                                                               2009     18.05        23.51    4,288,945.49

Western Asset Management U.S Government Division (Class E)/(c)/............... 2001     14.63        14.93            0.00
                                                                               2002     14.93        15.87      884,065.72
                                                                               2003     15.87        15.91    1,650,276.43

Western Asset Management U.S Government Division (Class B).................... 2004     15.64        16.03      792,980.55
                                                                               2005     16.03        16.05    2,828,550.05
                                                                               2006     16.05        16.47    4,232,158.83
                                                                               2007     16.47        16.92    5,021,955.31
                                                                               2008     16.92        16.62    4,769,314.77
                                                                               2009     16.62        17.08    5,880,515.48

MetLife Aggressive Allocation Division (Class B)/(j)/......................... 2005      9.99        11.16      306,141.65
                                                                               2006     11.16        12.74    1,484,809.90
                                                                               2007     12.74        13.00    2,807,072.03
                                                                               2008     13.00         7.64    3,137,332.27
                                                                               2009      7.64         9.92    3,269,816.84

                                                                          Beginning of                Number of
                                                                              Year     End of Year   Accumulation
                                                                          Accumulation Accumulation  Units End of
Investment Division                                                  Year  Unit Value   Unit Value       Year
-------------------                                                  ---- ------------ ------------ --------------
MetLife Conservative Allocation Division (Class B)/(j)/............. 2005   $  9.99      $ 10.31        578,943.02
                                                                     2006     10.31        10.88      1,938,160.76
                                                                     2007     10.88        11.34      5,674,741.59
                                                                     2008     11.34         9.59     10,836,517.50
                                                                     2009      9.59        11.41     17,602,835.04

MetLife Conservative to Moderate Allocation Division (Class B)/(j)/. 2005      9.99        10.52      2,293,499.61
                                                                     2006     10.52        11.37     10,459,920.40
                                                                     2007     11.37        11.77     24,715,462.78
                                                                     2008     11.77         9.11     36,347,326.24
                                                                     2009      9.11        11.13     49,865,699.83

MetLife Moderate Allocation Division (Class B)/(j)/................. 2005      9.99        10.75      3,641,353.32
                                                                     2006     10.75        11.88     22,508,484.97
                                                                     2007     11.88        12.24     62,197,203.38
                                                                     2008     12.24         8.63     94,830,810.05
                                                                     2009      8.63        10.78    131,317,908.56

MetLife Moderate to Aggressive Allocation Division (Class B)/(j)/... 2005      9.99        10.98      2,829,696.46
                                                                     2006     10.98        12.39     17,897,969.38
                                                                     2007     12.39        12.70     54,331,986.81
                                                                     2008     12.70         8.14     81,663,563.59
                                                                     2009      8.14        10.38     94,187,888.95

At 1.50 Separate Account Charge:

American Funds Bond Division (Class 2)/(k)/......................... 2006     14.69        15.41      1,384,257.31
                                                                     2007     15.41        15.68      4,872,016.01
                                                                     2008     15.68        14.00      4,398,070.70
                                                                     2009     14.00        15.53      4,993,122.00

American Funds Global Small Capitalization Division (Class 2)/(c)/.. 2004     16.28        19.38        559,036.42

                                                                     2005     19.38        23.94      1,993,369.67
                                                                     2006     23.94        29.25      3,865,644.25
                                                                     2007     29.25        34.99      5,518,755.68
                                                                     2008     34.99        16.02      6,340,014.81
                                                                     2009     16.02        25.46      7,376,589.98

American Funds Growth Division (Class 2)/(c)/....................... 2004    113.13       125.36        321,875.82
                                                                     2005    125.36       143.50      1,076,810.53
                                                                     2006    143.50       155.82      1,897,452.19
                                                                     2007    155.82       172.44      2,357,806.14
                                                                     2008    172.44        95.17      2,786,511.47
                                                                     2009     95.17       130.70      2,969,105.42

American Funds Growth-Income Division (Class 2)/(c)/................ 2004     88.04        95.72        337,328.74
                                                                     2005     95.72        99.80      1,024,224.45
                                                                     2006     99.80       113.26      1,585,446.89
                                                                     2007    113.26       117.20      1,989,561.74
                                                                     2008    117.20        71.75      2,053,174.67
                                                                     2009     71.75        92.76      2,337,384.35

-----------
(a)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(b)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(c)Inception date: August 3, 2001.

(d)Inception date: May 1, 2002.
(e)The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(f)Inception date: May 1, 2003.
(g)The assets of the Met/Putnam Voyager Division were merged into this division prior to the opening of business on May 2, 2005. Accumulation unit values prior to May 2, 2005 are those of the Met/Putnam Voyager Division.
(h)The division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is that of the Janus Mid Cap Division.
(i)Inception date: May 1, 2004.
(j)Inception date: May 1, 2005.
(k)Inception date: May 1, 2006.
(l)The assets of MFS Investors Trust Division were merged into the Legg Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS Investors Trust Division.
(m)The assets of BlackRock Large Cap Division (formerly BlackRock Investment Trust Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Division of the Met Investors Fund on April 30, 2007. Accumulation unit values prior to April 30, 2007 are those of the BlackRock Large Cap Division.
(n)Inception date: April 30, 2007.
(o)Inception date: April 28, 2008.
(p)The assets of FI Large Cap Division of the Metropolitan Fund were merged into the BlackRock Legacy Large Cap Growth Division of the Metropolitan Fund on May 1, 2009. Accumulation unit values prior to May 1, 2009 are those of the FI Large Cap Division.
* We are waiving a portion of the Separate Account charge for the investment division investing in the BlackRock Large Cap Core Portfolio. Please see the Table of Expenses for more information.
+ The accumulation unit values for this American Funds(R) Investment Division are calculated with an additional .15% separate account charge which was in effect prior to May 1, 2004.

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES


SERIES FUND/TRUST                       LEGAL NAME OF PORTFOLIO SERIES    MARKETING NAME
  American Funds Insurance Series(R)    Bond Fund                         American Funds Bond Fund
  American Funds Insurance Series(R)    Global Small Capitalization Fund  American Funds Global Small Capitalization Fund
  American Funds Insurance Series(R)    Growth - Income Fund              American Funds Growth-Income Fund
  American Funds Insurance Series(R)    Growth Fund                       American Funds Growth Fund

APPENDIX D

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolios below were subject to a merger or name change. The chart identifies the former name and new name of each of these Portfolios.

PORTFOLIO MERGER


FORMER PORTFOLIO          NEW PORTFOLIO
  METROPOLITAN FUND       MET INVESTORS FUND
    FI Mid Cap              Morgan Stanley Mid Cap Growth Portfolio
  Opportunities
  Portfolio

PORTFOLIO NAME CHANGE


FORMER NAME               NEW NAME
  MET INVESTORS FUND      MET INVESTORS FUND
    Legg Mason              Legg Mason ClearBridge Aggressive Growth Portfolio
  Partners
  Aggressive Growth
  Portfolio
    Met/AIM Small           Invesco Small Cap Growth Portfolio
  Cap Growth
  Portfolio

METROPOLITAN FUND         METROPOLITAN FUND
    Black Rock              Neuberger Berman Genesis Portfolio
  Strategic Value
  Portfolio

                          Request For a Statement of
                   Additional Information/Change of Address

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E

[_] Metropolitan Series Fund, Inc.

[_] Met Investors Series Trust

[_] American Funds Insurance Series(R)

[_] I have changed my address. My current address is:

                          _________________  Name ___
                          (Contract Number)

                                             Address

                          _________________         _
                             (Signature)          zip

Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
P.O. Box 10342
Des Moines, IA 50306-0342

                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E


             PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS


                      STATEMENT OF ADDITIONAL INFORMATION

                                FORM N-4 PART B

                                  May 1, 2010

   This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Plus Select Deferred Annuities dated May 1, 2010 and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life insurance Company, Attn: Fulfillment Unit-PPS, 1600 Division Road, West Warwick, RI 02893.

   A Statement of Additional Information for the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series(R) ("American Funds(R)") are attached at the end of this Statement of Additional Information.


   Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Plus Select Annuity Contracts dated May 1, 2010.


                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----
            Independent Registered Public Accounting Firm.....   2

            Principal Underwriter.............................   2

            Distribution and Principal Underwriting Agreement.   2

            Experience Factor.................................   2

            Variable Income Payments..........................   3

            Calculating the Annuity Unit Value................   5

            Advertisement of the Separate Account.............   6

            Voting Rights.....................................   9

            ERISA.............................................  10

            Taxes--SIMPLE IRAs Eligibility and Contributions..  10

            Withdrawals.......................................  11

            Accumulation Unit Values Tables...................  11

            Financial Statements of Separate Account..........   1

            Financial Statements of MetLife................... F-1

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The financial statements and financial highlights comprising each of the Investment Divisions of MetLife Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                             PRINCIPAL UNDERWRITER

   MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

   Information about the distribution of the Contracts is contained in the prospectus (see "Who Sells the Deferred Annuities"). Additional information is provided below.

   Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

   The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                           UNDERWRITING COMMISSIONS

              UNDERWRITING COMMISSIONS PAID   AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE   COMMISSIONS RETAINED BY THE
        YEAR             COMPANY                    DISTRIBUTOR
        ----  ----------------------------- ---------------------------
        2009.         $299,186,809                      $0
        2008.         $276,062,140                      $0
        2007.         $311,500,391                      $0

                               EXPERIENCE FACTOR

   We use the term "experience factor" to describe the investment performance for an investment division. We calculate Accumulation Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the "Valuation Period". We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Deferred Annuity. Below is a chart of the daily factors for each class of the Deferred Annuity and the various death benefits and Earnings Preservation Benefit:

   Separate Account Charges for all investment divisions except American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization (Daily Factor)

                                                             BONUS CLASS
                                                   B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                 ----------- ------------ ----------- -----------
Basic Death Benefit............................. 0.000034247 0.000046575  0.000045205 0.000041096
Annual Step Up Death Benefit.................... 0.000039726 0.000052055  0.000050685 0.000046575
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................. 0.000043836 0.000056164  0.000054795 0.000050685
Additional Charge for Earnings Preservation
  Benefit....................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

   Separate Account Charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions (Daily Factor)

                                                             BONUS CLASS
                                                   B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                 ----------- ------------ ----------- -----------
Basic Death Benefit............................. 0.000041096 0.000053425  0.000052055 0.000047945
Annual Step Up Death Benefit.................... 0.000046575 0.000058904  0.000057534 0.000053425
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................. 0.000050685 0.000063014  0.000061644 0.000057534
Additional Charge for Earnings Preservation
  Benefit....................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

                           VARIABLE INCOME PAYMENTS

                        ASSUMED INVESTMENT RETURN (AIR)

   The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

                           AMOUNT OF INCOME PAYMENTS

   The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

   The Deferred Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the Contract if no reallocating are made.

   The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or lesser than the AIR and Separate Account charges.

   Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity and may be less than the currently issued contract rates.

                              ANNUITY UNIT VALUE

   The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

                            REALLOCATION PRIVILEGE

   The annuity purchase rate is the dollar amount you would need when you annuitize your Deferred Annuity to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays you $1 a month for the rest of your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type you choose, an interest rate, and your age, sex (where permitted) and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost you would incur if you were choosing the same income option you have in light of this updated information.

   When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

  . First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

  . Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

  . Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

  . Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

   When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

   You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

   Here are examples of the effect of a reallocation on the income payment:

  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

                      CALCULATING THE ANNUITY UNIT VALUE

   We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

   To calculate an Annuity Unit Value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Deferred Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

   The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

        1. Annuity Unit Value, beginning of period........... $ 10.20000
        2. "Experience factor" for period....................   1.023558
        3. Daily adjustment for 4% Assumed Investment Return.  .99989255
        4. (2) X (3).........................................   1.023448
        5. Annuity Unit Value, end of period (1) X (4)....... $ 10.43917

                       ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS GUARANTEED

1. Number of Accumulation Units as of Annuity Date....................................   1,500.00
2. Accumulation Unit Value............................................................ $ 11.80000
3. Accumulation Unit Value of the Deferred Annuity (1) X (2).......................... $17,700.00
4. First monthly income payment per $1,000 of Accumulation Value...................... $     5.63
5. First monthly income payment (3) X (4) / 1,000..................................... $    99.65
6. Assume Annuity Unit Value as of Annuity Date equal to.............................. $ 10.80000
7. Number of Annuity Units (5) / (6)..................................................     9.2269
8. Assume Annuity Unit Value for the second month equal to (10 days prior to payment). $ 10.97000
9. Second monthly Annuity Payment (7) X (8)........................................... $   101.22
10. Assume Annuity Unit Value for third month equal to................................ $ 10.52684
11. Next monthly Annuity Payment (7) X (10)........................................... $    97.13

                    DETERMINING THE VARIABLE INCOME PAYMENT

   Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but variable income payments will increase more rapidly or decline more slowly due to investment performance of the investment divisions.

                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

   From time to time we advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular investment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)/6/-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market investment division, we state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a withdrawal charge for the Deferred Annuities, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)/n/=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10- year period (or fractional portion). Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity.

   Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, and American Funds and may assume that the Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

   Historical performance information should not be relied on as a guarantee of future performance results.

   Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500/TM/ Growth Index, the Russell(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000(R) Growth Index, the Barclays Capital Aggregate Bond Index, the Barclays Capital Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.

   Performance may be shown for certain investment strategies that are made available under the Deferred Annuities. The first is the "Equity Generator."

   Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Account is transferred to an investment division. The second strategy is the "Index Selector/SM/". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Account (or the BlackRock Money Market Investment Division for the C Class Deferred Annuity or a Deferred Annuity, when available, with an optional Guaranteed Minimum Income Benefit issued in New York State) in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Account (or Money Market investment division) back to the current allocation of your choice of one of several asset allocation models. The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

   An "Equity Generator Return" or "Index Selector Return" for a model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred other or unrelated transactions. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. We may also show Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

   For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

   Past performance is no guarantee of future results.

   We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

   We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

   We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   Any illustration should not be relied on as a guarantee of future results.

                                 VOTING RIGHTS

   In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

   Accordingly, you have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

   Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instruction are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

   Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account investment division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

   You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity, in your sole discretion.

   You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

                       DISREGARDING VOTING INSTRUCTIONS

   MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies for any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Met Investors Fund's or American Funds(R)' boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

                                     ERISA

   If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever you elect to:

      a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and them make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

      b. make certain withdrawals under plans for which a qualified consent is required;

      c. name someone other than the spouse as your beneficiary;

      d. use your accrued benefit as security for a loan exceeding $5,000.

   Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 180-day period (90-day period for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

   If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

                               TAXES-SIMPLE IRAS
                         ELIGIBILITY AND CONTRIBUTIONS

   To be eligible to establish a SIMPLE IRA plan, your employer must have no more than 100 employees and the SIMPLE IRA must be the only tax qualified retirement plan maintained by your employer. Many of the same tax rules that apply to Traditional IRAs also apply to SIMPLE IRAs. However, the contribution limits, premature distribution rules, and rules applicable to eligible rollovers and transfers differ as explained below.

   If you are participating in a SIMPLE IRA plan you may generally make contributions which are excluded from your gross income under a qualified salary reduction arrangement on a pre-tax basis of up to the limits in the table shown below.

      FOR TAX YEARS         CONTRIBUTION LIMIT FOR     CATCH-UP FOR TAXPAYERS
      BEGINNING IN          TAXPAYERS UNDER AGE 50        AGE 50 AND OLDER
      -------------         ----------------------     ----------------------
   2009 and thereafter              $11,500                    $2,500

   Note: the Contribution limit above will be adjusted for inflation in years after 2007.

   These contributions, not including the age 50+catch-up, (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below.

                 FOR TAXABLE YEARS
             BEGINNING IN CALENDAR YEAR  APPLICABLE DOLLAR LIMIT
             --------------------------  -----------------------
                2009 and thereafter              $16,500

   You may also make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA.

   You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans.

                                  WITHDRAWALS

   We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at your Administrative Office, but we may delay payment as permitted by law, under certain circumstances. (See " Valuation -- Suspension of Payments" in the Prospectus). We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Account for the period permitted by law, but for not more than six months.

                        ACCUMULATION UNIT VALUES TABLES

   These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Deferred Annuity for each investment division from year-end to year-end (except the highest possible and lowest possible mix which are in the prospectus).

                                TABLES GROUP I
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS E PORTFOLIOS
                                      AND
                     AMERICAN FUNDS(R) CLASS 2 PORTFOLIOS

   Share Class E of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Divisions were in effect prior to May 1, 2004. The accumulation unit values prior to May 1, 2004 reflect the lower Separate Account charges for the American Funds Investment Divisions then in effect. The accumulation unit values for the Metropolitan Fund and Met Investors Fund Share Class E Portfolios reflect lower 12b-1 Plan fees which were available prior to May 1, 2004. In addition, different charges for certain optional benefits were in effect prior to May 1, 2003. Accumulation unit values prior to May 1, 2003, for Deferred Annuities with these optional benefits reflect the lower charges then in effect. Values after April 30, 2003, reflect the higher charges currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Income Benefits, Optional Guaranteed Withdrawal Benefits, and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with an optional death benefit and the Earnings Preservation Benefit will result in a higher overall charge.

                                TABLES GROUP II
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS B PORTFOLIOS
                                      AND
                     AMERICAN FUNDS(R) CLASS 2 PORTFOLIOS

   Lower charges for the GMIB Plus II, Enhanced Death Benefit and LWG II were in effect prior to February 24, 2009 and/or May 4, 2009. Share Class B of the Metropolitan Fund and Met Investors Fund Portfolios was made available May 1, 2004. The accumulation unit values for the Deferred Annuity with the Metropolitan Fund and Met Investors Fund Share Class B Portfolios reflect 12b-1 Plan fees currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Income Benefits, Optional Guaranteed Withdrawal Benefits, and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with an optional death benefit and Earnings Preservation Benefit will result in a higher overall charge.

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.25 SEPARATE ACCOUNT CHARGE

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/......................................... 2006   $ 14.82      $ 15.56      365,887.51
                                                                                      2007     15.56        15.85      768,194.65
                                                                                      2008     15.85        14.17      554,431.26
                                                                                      2009     14.17        15.73      461,528.53

American Funds Global Small Capitalization Division+ (Class 2)/(c)/.................. 2001     13.86        13.54            0.00
                                                                                      2002     13.54        10.81      176,357.64
                                                                                      2003     10.81        16.37      793,521.46
                                                                                      2004     16.37        19.51    1,684,630.59
                                                                                      2005     19.51        24.12    1,942,621.89
                                                                                      2006     24.12        29.51    2,014,130.80
                                                                                      2007     29.51        35.33    2,066,061.06
                                                                                      2008     35.33        16.19    1,676,113.20
                                                                                      2009     16.19        25.75    1,627,893.35

American Funds Growth Division+ (Class 2)/(c)/....................................... 2001    126.65       114.77            0.00
                                                                                      2002    114.77        85.50      100,894.63
                                                                                      2003     85.50       115.34      484,308.87
                                                                                      2004    115.34       127.95      832,307.70
                                                                                      2005    127.95       146.61      850,455.08
                                                                                      2006    146.61       159.35      855,979.03
                                                                                      2007    159.35       176.52      789,249.89
                                                                                      2008    176.52        97.52      685,332.95
                                                                                      2009     97.52       134.07      644,152.88

American Funds Growth-Income Division+ (Class 2)/(c)/................................ 2001     88.85        85.37            0.00
                                                                                      2002     85.37        68.74      127,625.35
                                                                                      2003     68.74        89.76      634,858.72
                                                                                      2004     89.76        97.69    1,040,319.53
                                                                                      2005     97.69       101.96      992,089.03
                                                                                      2006    101.96       115.83      915,468.87
                                                                                      2007    115.83       119.97      847,614.09
                                                                                      2008    119.97        73.52      701,937.54
                                                                                      2009     73.52        95.15      648,730.37

Artio International Stock (formerly Julius Baer International Stock Division) (Class
  E)/(c)/............................................................................ 2001     12.45        11.64            0.00
                                                                                      2002     11.64         9.47      178,292.61
                                                                                      2003      9.47        11.96      635,794.86
                                                                                      2004     11.96        13.94      771,378.37
                                                                                      2005     13.94        16.22      827,888.50
                                                                                      2006     16.22        18.63      907,739.12
                                                                                      2007     18.63        20.27      880,696.65
                                                                                      2008     20.27        11.17      847,225.14
                                                                                      2009     11.17        13.45      752,316.11

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond
  Index Division) (Class E)/(c)/..................................................... 2001    $11.23       $11.46            0.00
                                                                                      2002     11.46        12.45    1,271,700.30
                                                                                      2003     12.45        12.72    5,134,183.52
                                                                                      2004     12.72        13.06    8,999,457.29
                                                                                      2005     13.06        13.16    8,533,403.02
                                                                                      2006     13.16        13.50    7,766,369.61
                                                                                      2007     13.50        14.23    7,336,307.44
                                                                                      2008     14.23        14.86    5,087,134.64
                                                                                      2009     14.86        15.43    4,915,624.93

BlackRock Aggressive Growth Division (Class E)/(c)/.................................. 2001     37.91        35.78            0.00
                                                                                      2002     35.78        25.16       26,852.28
                                                                                      2003     25.16        34.93      154,691.04
                                                                                      2004     34.93        38.91      216,073.56
                                                                                      2005     38.91        42.48      199,283.86
                                                                                      2006     42.48        44.70      181,091.10
                                                                                      2007     44.70        53.14      209,017.66
                                                                                      2008     53.14        28.45      229,470.97
                                                                                      2009     28.45        41.92      217,890.63

BlackRock Bond Income Division (Class E)/(a)/........................................ 2002     43.84        46.31      207,477.01
                                                                                      2003     46.31        48.33      536,896.98
                                                                                      2004     48.33        49.77      757,818.00
                                                                                      2005     49.77        50.26      745,485.37
                                                                                      2006     50.26        51.76      667,510.62
                                                                                      2007     51.76        54.24      621,942.99
                                                                                      2008     54.24        51.66      497,045.94
                                                                                      2009     51.66        55.76      435,708.70

BlackRock Bond Income Division (Class E)/(a)/ (formerly SSR Income Class E).......... 2001     42.17        43.36            0.00
                                                                                      2002     43.36        43.89            0.00

BlackRock Diversified Division (Class E)/(c)/........................................ 2001     37.99        37.06            0.00
                                                                                      2002     37.06        31.50      212,999.18
                                                                                      2003     31.50        37.46      752,001.31
                                                                                      2004     37.46        40.06    1,234,083.04
                                                                                      2005     40.06        40.73    1,155,328.40
                                                                                      2006     40.73        44.38    1,030,051.46
                                                                                      2007     44.38        46.32      922,793.71
                                                                                      2008     46.32        34.37      774,407.42
                                                                                      2009     34.37        39.76      699,129.64

BlackRock Large Cap Core Division* (Class E)/(m)/.................................... 2007     82.87        83.74      302,267.47
                                                                                      2008     83.74        51.89      270,904.98
                                                                                      2009     51.89        61.13      256,594.16

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E) (formerly BlackRock Investment Trust)/(c)/.... 2001    $72.49       $67.70            0.00
                                                                                      2002     67.70        49.33       79,863.05
                                                                                      2003     49.33        63.36      303,829.18
                                                                                      2004     63.36        69.27      418,586.06
                                                                                      2005     69.27        70.77      379,976.69
                                                                                      2006     70.77        79.62      328,519.67
                                                                                      2007     79.62        83.57            0.00

BlackRock Large Cap Value Division (Class E)/(d)/.................................... 2002     10.00         7.93       62,035.81
                                                                                      2003      7.93        10.60      462,050.50
                                                                                      2004     10.60        11.87      908,349.10
                                                                                      2005     11.87        12.39      886,967.70
                                                                                      2006     12.39        14.58    1,484,705.08
                                                                                      2007     14.58        14.87    1,474,670.98
                                                                                      2008     14.87         9.54    1,234,224.28
                                                                                      2009      9.54        10.47    1,133,767.10

BlackRock Money Market Division (Class E)/(f)/....................................... 2003     23.28        23.18       24,871.02
                                                                                      2004     23.18        23.09      191,283.32
                                                                                      2005     23.09        23.42      142,355.22
                                                                                      2006     23.42        24.21      128,028.43
                                                                                      2007     24.21        25.09      123,075.12
                                                                                      2008     25.09        25.44      114,354.28
                                                                                      2009     25.44        25.20      117,409.50

BlackRock Strategic Value Division (Class E)/(c)/.................................... 2001     14.24        14.01            0.00
                                                                                      2002     14.01        10.86      796,790.61
                                                                                      2003     10.86        16.08    2,552,703.05
                                                                                      2004     16.08        18.29    4,104,591.02
                                                                                      2005     18.29        18.78    3,853,381.72
                                                                                      2006     18.78        21.63    3,399,477.64
                                                                                      2007     21.63        20.60    3,003,297.27
                                                                                      2008     20.60        12.51    2,468,118.32
                                                                                      2009     12.51        13.95    2,320,727.08

Davis Venture Value Division (Class E)/(c)/.......................................... 2001     27.45        26.73            0.00
                                                                                      2002     26.73        22.03      115,244.86
                                                                                      2003     22.03        28.44      448,782.09
                                                                                      2004     28.44        31.50      943,883.17
                                                                                      2005     31.50        34.26    1,082,320.11
                                                                                      2006     34.26        38.71    1,196,386.84
                                                                                      2007     38.71        39.92    1,116,886.34
                                                                                      2008     39.92        23.87      971,602.54
                                                                                      2009     23.87        31.07      878,683.91

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/....................... 2001    $18.33       $15.78            0.00
                                                                            2002     15.78        11.04      147,252.83
                                                                            2003     11.04        14.68      490,905.38
                                                                            2004     14.68        16.96    1,349,674.49
                                                                            2005     16.96        17.87    1,259,761.54
                                                                            2006     17.87        19.71    1,190,252.12
                                                                            2007     19.71        21.06    1,052,899.12
                                                                            2008     21.06         9.27      980,681.78
                                                                            2009      9.27        12.25      929,395.27

FI Value Leaders Division (Class E)/(d)/................................... 2002     23.04        18.98       11,626.22
                                                                            2003     18.98        23.76      129,119.95
                                                                            2004     23.76        26.65      223,572.04
                                                                            2005     26.65        29.09      282,379.76
                                                                            2006     29.09        32.11      341,023.72
                                                                            2007     32.11        32.99      287,935.09
                                                                            2008     32.99        19.86      229,972.81
                                                                            2009     19.86        23.87      210,768.04

Harris Oakmark International Division (Class E)/(d)/....................... 2002     10.60         8.85       26,567.87
                                                                            2003      8.85        11.81      324,128.40
                                                                            2004     11.81        14.08      967,386.26
                                                                            2005     14.08        15.89    1,339,210.21
                                                                            2006     15.89        20.24    1,642,308.17
                                                                            2007     20.24        19.79    1,481,049.15
                                                                            2008     19.79        11.56    1,020,887.92
                                                                            2009     11.56        17.73    1,105,351.34

Jennison Growth Division (Class E)/(c) (g)/................................ 2005      4.10         4.94      723,683.86
                                                                            2006      4.94         5.00      782,230.91
                                                                            2007      5.00         5.51      703,362.38
                                                                            2008      5.51         3.45      571,518.60
                                                                            2009      3.45         4.77      665,421.46

Jennison Growth Division (Class E)/(c) (g)/ (formerly Met/Putnam Voyager
  Division)................................................................ 2001      5.40         4.93            0.00
                                                                            2002      4.93         3.46      205,815.65
                                                                            2003      3.46         4.29      639,387.86
                                                                            2004      4.29         4.44      731,995.26
                                                                            2005      4.44         4.06      736,052.17

Lazard Mid Cap Division (Class E)/(d)/..................................... 2002     11.40         9.69       60,166.50
                                                                            2003      9.69        12.09      396,340.58
                                                                            2004     12.09        13.67      619,345.68
                                                                            2005     13.67        14.61      587,800.90
                                                                            2006     14.61        16.56      568,404.89
                                                                            2007     16.56        15.92      602,867.37
                                                                            2008     15.92         9.71      487,589.04
                                                                            2009      9.71        13.13      438,892.62

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.57       $ 6.80     310,403.07
                                                          2004      6.80         7.30     392,106.14
                                                          2005      7.30         8.19     417,097.50
                                                          2006      8.19         7.96     425,337.52
                                                          2007      7.96         8.04     351,434.02
                                                          2008      8.04         4.84     316,321.07
                                                          2009      4.84         6.37     310,061.14

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.87         7.75           0.00
                                                          2002      7.75         5.30     121,621.58
                                                          2003      5.30         5.57           0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      9.53        10.23     539,621.68
                                                          2007     10.23         9.51     472,613.07
                                                          2008      9.51         4.26     420,513.03
                                                          2009      4.26         5.81     415,275.83

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.75         8.32           0.00
                                                          2002      8.32         6.56      73,963.77
                                                          2003      6.56         7.87     308,442.38
                                                          2004      7.87         8.65     519,685.45
                                                          2005      8.65         9.15     543,667.98
                                                          2006      9.15         9.57     546,915.66

Loomis Sayles Small Cap Core Division (Class E)
  (formerly Loomis Sayles Small Cap Division)/(c)/....... 2001     23.20        22.72           0.00
                                                          2002     22.72        17.58      30,590.67
                                                          2003     17.58        23.67     113,829.25
                                                          2004     23.67        27.16     178,336.28
                                                          2005     27.16        28.64     236,648.77
                                                          2006     28.64        32.96     300,736.30
                                                          2007     32.96        36.36     334,916.98
                                                          2008     36.36        22.98     298,154.20
                                                          2009     22.98        29.52     296,251.97

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.18         8.80           0.00
                                                          2002      8.80         6.27     139,794.65
                                                          2003      6.27         8.96     528,179.62
                                                          2004      8.96         9.84     750,510.25
                                                          2005      9.84        10.16     695,707.18
                                                          2006     10.16        11.02     655,570.12
                                                          2007     11.02        11.37     615,476.46
                                                          2008     11.37         6.58     506,871.53
                                                          2009      6.58         8.45     503,973.95

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/................................... 2002    $10.88       $10.57      108,830.52
                                                                                      2003     10.57        12.45      906,935.62
                                                                                      2004     12.45        13.31    1,418,152.43
                                                                                      2005     13.31        13.36    1,404,653.05
                                                                                      2006     13.36        14.41    1,362,497.98
                                                                                      2007     14.41        15.18    1,342,220.52
                                                                                      2008     15.18        12.22    1,101,945.72
                                                                                      2009     12.22        16.52    1,192,438.70

Lord Abbett Bond Debenture Division (Class E)/(b)/ (formerly Loomis Sayles High
  Yield Bond Division)............................................................... 2001     10.83        10.58            0.00
                                                                                      2002     10.58        10.88            0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..................................... 2002     11.24         8.50       46,307.54
                                                                                      2003      8.50        11.68      213,981.76
                                                                                      2004     11.68        12.29      362,439.31
                                                                                      2005     12.29        13.16      348,954.53
                                                                                      2006     13.16        14.85      303,360.64
                                                                                      2007     14.85        16.31      329,554.00
                                                                                      2008     16.31         9.87      260,774.54
                                                                                      2009      9.87        13.06      248,020.52

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/..................................................................... 2001     25.72        26.62            0.00
                                                                                      2002     26.62        23.93      320,020.25
                                                                                      2003     23.93        31.30    1,040,971.04
                                                                                      2004     31.30        33.93    1,617,109.79
                                                                                      2005     33.93        36.80    1,628,972.80
                                                                                      2006     36.80        40.81    1,384,163.75
                                                                                      2007     40.81        37.48    1,176,615.51
                                                                                      2008     37.48        19.96      981,992.16
                                                                                      2009     19.96        27.86      887,769.83

MetLife Mid Cap Stock Index Division (Class E)/(c)/.................................. 2001     10.44        10.34            0.00
                                                                                      2002     10.34         8.68      570,356.88
                                                                                      2003      8.68        11.55    2,466,067.51
                                                                                      2004     11.55        13.22    2,674,970.32
                                                                                      2005     13.22        14.64    2,583,753.41
                                                                                      2006     14.64        15.89    2,589,233.99
                                                                                      2007     15.89        16.89    2,460,352.19
                                                                                      2008     16.89        10.62    2,153,959.35
                                                                                      2009     10.62        14.36    1,928,352.50

MetLife Stock Index Division (Class E)/(c)/.......................................... 2001     38.76        36.62            0.00
                                                                                      2002     36.62        28.06      444,695.20
                                                                                      2003     28.06        35.46    2,189,805.85
                                                                                      2004     35.46        38.66    4,375,880.34
                                                                                      2005     38.66        39.89    4,174,789.79
                                                                                      2006     39.89        45.42    3,779,370.21
                                                                                      2007     45.42        47.12    3,532,996.55
                                                                                      2008     47.12        29.23    3,363,124.91
                                                                                      2009     29.23        36.40    3,214,351.33

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/...................... 2001    $ 9.02       $ 8.38            0.00
                                                                            2002      8.38         7.31      128,885.57
                                                                            2003      7.31         9.54      378,131.36
                                                                            2004      9.54        11.28      529,237.61
                                                                            2005     11.28        12.98      577,046.26
                                                                            2006     12.98        16.25      865,604.95
                                                                            2007     16.25        18.19    1,013,541.82
                                                                            2008     18.19        10.36    1,042,044.09
                                                                            2009     10.36        13.48      861,825.44

MFS(R) Total Return Division (Class E)/(i)/................................ 2004     37.71        41.05      119,277.39
                                                                            2005     41.05        41.69      328,191.42
                                                                            2006     41.69        46.09      465,431.08
                                                                            2007     46.09        47.39      692,542.07
                                                                            2008     47.39        36.34      626,555.67
                                                                            2009     36.34        42.46      734,187.61

MFS(R) Value Division (Class E)/(c)/....................................... 2001     11.70        11.54            0.00
                                                                            2002     11.54         9.77      842,299.12
                                                                            2003      9.77        12.09    2,688,090.95
                                                                            2004     12.09        13.29    4,009,979.73
                                                                            2005     13.29        12.92    3,945,338.48
                                                                            2006     12.92        15.05    3,372,387.00
                                                                            2007     15.05        14.28    3,032,426.90
                                                                            2008     14.28         9.36    2,697,027.11
                                                                            2009      9.36        11.16    2,414,788.75

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/....................... 2001      9.42         8.65            0.00
                                                                            2002      8.65         7.12      634,864.59
                                                                            2003      7.12         9.65    3,114,501.40
                                                                            2004      9.65        11.39    3,602,166.40
                                                                            2005     11.39        12.71    3,317,221.36
                                                                            2006     12.71        15.77    3,031,757.31
                                                                            2007     15.77        17.22    2,877,630.78
                                                                            2008     17.22         9.83    2,796,815.99
                                                                            2009      9.83        12.48    2,548,424.84

Neuberger Berman Mid Cap Value Division (Class E)/(c)/..................... 2001     15.44        15.13            0.00
                                                                            2002     15.13        13.49      222,971.85
                                                                            2003     13.49        18.18      832,486.66
                                                                            2004     18.18        22.04    1,810,459.47
                                                                            2005     22.04        24.40    2,105,952.17
                                                                            2006     24.40        26.81    1,858,433.89
                                                                            2007     26.81        27.34    1,697,807.19
                                                                            2008     27.34        14.20    1,410,908.34
                                                                            2009     14.20        20.74    1,308,520.72

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/.......................... 2001    $13.02       $12.28            0.00
                                                                            2002     12.28        10.17      112,537.61
                                                                            2003     10.17        13.10      406,709.15
                                                                            2004     13.10        15.03      550,723.24
                                                                            2005     15.03        17.23      651,568.46
                                                                            2006     17.23        19.83      666,634.22
                                                                            2007     19.83        20.81      653,391.71
                                                                            2008     20.81        12.23      490,373.02
                                                                            2009     12.23        16.92      494,739.96

PIMCO Total Return Division (Class E)/(c)/................................. 2001     10.25        10.45            0.00
                                                                            2002     10.45        11.29    1,551,710.35
                                                                            2003     11.29        11.65    4,544,053.32
                                                                            2004     11.65        12.08    5,804,502.80
                                                                            2005     12.08        12.21    5,682,275.41
                                                                            2006     12.21        12.63    4,865,688.64
                                                                            2007     12.63        13.42    4,559,147.92
                                                                            2008     13.42        13.31    3,873,609.12
                                                                            2009     13.31        15.54    3,834,269.93

RCM Tecnology Division (Class E)/(c)/...................................... 2001      7.05         6.10            0.00
                                                                            2002      6.10         2.97      203,039.18
                                                                            2003      2.97         4.62    1,637,949.51
                                                                            2004      4.62         4.37    2,443,480.52
                                                                            2005      4.37         4.80    2,087,513.19
                                                                            2006      4.80         4.99    1,893,822.84
                                                                            2007      4.99         6.50    2,352,962.18
                                                                            2008      6.50         3.56    1,898,680.91
                                                                            2009      3.56         5.61    2,150,461.87

Russell 2000(R) Index Division (Class E)/(c)/.............................. 2001     12.07        12.02            0.00
                                                                            2002     12.02         9.43      325,845.30
                                                                            2003      9.43        13.60    1,535,666.47
                                                                            2004     13.60        15.78    1,766,547.81
                                                                            2005     15.78        16.27    1,664,179.07
                                                                            2006     16.27        18.92    1,638,621.46
                                                                            2007     18.92        18.37    1,484,310.60
                                                                            2008     18.37        12.05    1,281,282.96
                                                                            2009     12.05        14.98    1,272,032.31

T. Rowe Price Large Cap Growth Division (Class E)/(c)/..................... 2001     11.70        11.57            0.00
                                                                            2002     11.57         8.76      192,844.11
                                                                            2003      8.76        11.30      794,026.43
                                                                            2004     11.30        12.25    1,219,617.60
                                                                            2005     12.25        12.88    1,225,277.14
                                                                            2006     12.88        14.37    1,166,910.77
                                                                            2007     14.37        15.51    1,195,546.39
                                                                            2008     15.51         8.89    1,003,023.65
                                                                            2009      8.89        12.57      988,715.18

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/....................... 2001    $ 8.64       $ 8.26            0.00
                                                                            2002      8.26         4.56      160,883.93
                                                                            2003      4.56         6.17      921,458.24
                                                                            2004      6.17         7.19    1,640,762.91
                                                                            2005      7.19         8.14    1,659,153.46
                                                                            2006      8.14         8.55    1,649,785.51
                                                                            2007      8.55         9.93    2,050,018.89
                                                                            2008      9.93         5.92    1,658,057.16
                                                                            2009      5.92         8.50    1,565,075.06

T. Rowe Price Small Cap Growth Division (Class E)/(c)/..................... 2001     12.35        12.17            0.00
                                                                            2002     12.17         8.80      104,912.42
                                                                            2003      8.80        12.22      500,675.63
                                                                            2004     12.22        13.40      771,778.83
                                                                            2005     13.40        14.66      761,468.45
                                                                            2006     14.66        15.01      704,955.38
                                                                            2007     15.01        16.26      616,681.57
                                                                            2008     16.26        10.24      608,516.37
                                                                            2009     10.24        14.03      549,368.36

Western Asset Management Strategic Bond Opportunities Division
  (Class E)/(c)/........................................................... 2001     15.73        16.05            0.00
                                                                            2002     16.05        17.34      206,607.47
                                                                            2003     17.34        19.26    1,097,298.95
                                                                            2004     19.26        20.26    1,832,959.07
                                                                            2005     20.26        20.54    1,977,911.29
                                                                            2006     20.54        21.27    1,760,927.58
                                                                            2007     21.27        21.82    1,620,353.39
                                                                            2008     21.82        18.29    1,202,776.44
                                                                            2009     18.29        23.84    1,134,413.67

Western Asset Management U.S Government Division (Class E)/(c)/............ 2001     14.63        14.93            0.00
                                                                            2002     14.93        15.87      884,065.72
                                                                            2003     15.87        15.91    1,650,276.43
                                                                            2004     15.91        16.16    1,751,365.92
                                                                            2005     16.16        16.21    1,688,272.27
                                                                            2006     16.21        16.65    1,448,834.33
                                                                            2007     16.65        17.12    1,288,550.95
                                                                            2008     17.12        16.83    1,078,581.67
                                                                            2009     16.83        17.32      982,343.16

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.35 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 14.69      $ 15.41      18,359.10
                                                       2007     15.41        15.68     128,590.78
                                                       2008     15.68        14.00      61,824.03
                                                       2009     14.00        15.53      46,093.67

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.82        13.49           0.00
                                                       2002     13.49        10.76      42,895.22
                                                       2003     10.76        16.28     112,324.42
                                                       2004     16.28        19.38           0.00
                                                       2005     19.38        23.94     176,130.69
                                                       2006     23.94        29.25     166,426.72
                                                       2007     29.25        34.99     172,388.70
                                                       2008     34.99        16.02     153,163.94
                                                       2009     16.02        25.45     160,067.87

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    124.45       112.74          49.73
                                                       2002    112.74        83.90      24,968.30
                                                       2003     83.90       113.07      76,886.54
                                                       2004    113.07       125.30           0.00
                                                       2005    125.30       143.43      81,958.32
                                                       2006    143.43       155.74      82,960.99
                                                       2007    155.74       172.35      77,590.70
                                                       2008    172.35        95.12      68,051.02
                                                       2009     95.12       130.64      68,654.45

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     87.31        83.85          67.94
                                                       2002     83.85        67.45      34,473.47
                                                       2003     67.45        87.99      98,731.01
                                                       2004     87.99        95.67           0.00
                                                       2005     95.67        99.75     100,353.40
                                                       2006     99.75       113.21      95,626.75
                                                       2007    113.21       117.14      84,725.44
                                                       2008    117.14        71.71      72,996.66
                                                       2009     71.71        92.72      73,629.35

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     12.32        11.52           0.00
                                                       2002     11.52         9.36      43,634.50
                                                       2003      9.36        11.81     106,128.64
                                                       2004     11.81        13.75     105,876.06
                                                       2005     13.75        15.99     129,756.72
                                                       2006     15.99        18.34     102,227.92
                                                       2007     18.34        19.94     100,988.36
                                                       2008     19.94        10.97      97,167.07
                                                       2009     10.97        13.20      94,877.18

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $11.20       $11.42        6,261.19
                                                     2002     11.42        12.40      312,736.82
                                                     2003     12.40        12.66      874,135.59
                                                     2004     12.66        12.98    1,032,562.73
                                                     2005     12.98        13.06      920,216.74
                                                     2006     13.06        13.39      848,528.30
                                                     2007     13.39        14.10      799,006.81
                                                     2008     14.10        14.71      593,066.93
                                                     2009     14.71        15.26      616,172.99

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     37.41        35.29            0.00
                                                     2002     35.29        24.79        7,386.06
                                                     2003     24.79        34.39       24,452.47
                                                     2004     34.39        38.26       22,934.30
                                                     2005     38.26        41.73       17,352.17
                                                     2006     41.73        43.87       16,678.26
                                                     2007     43.87        52.10       16,010.84
                                                     2008     52.10        27.87       13,734.18
                                                     2009     27.87        41.02       16,529.25

BlackRock Bond Income Division (Class E)/(a)/....... 2002     43.02        45.41       48,510.98
                                                     2003     45.41        47.35       80,135.60
                                                     2004     47.35        48.71       77,023.59
                                                     2005     48.71        49.14       71,138.99
                                                     2006     49.14        50.55       66,530.41
                                                     2007     50.55        52.93       59,097.00
                                                     2008     52.93        50.35       44,379.74
                                                     2009     50.35        54.30       56,093.21

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     41.41        42.56        1,904.42
                                                     2002     42.56        43.07            0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     37.43        36.49            0.00
                                                     2002     36.49        30.98       52,924.09
                                                     2003     30.98        36.81      126,613.75
                                                     2004     36.81        39.32      110,693.31
                                                     2005     39.32        39.94      102,872.09
                                                     2006     39.94        43.48       85,131.07
                                                     2007     43.48        45.34       76,257.70
                                                     2008     45.34        33.60       62,219.81
                                                     2009     33.60        38.83       59,318.76

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     80.92        81.71       26,345.77
                                                     2008     81.71        50.58       21,368.12
                                                     2009     50.58        59.53       21,677.47

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $71.19       $66.45           0.00
                                                   2002     66.45        48.38      22,126.54
                                                   2003     48.38        62.07      54,067.88
                                                   2004     62.07        67.79      44,561.24
                                                   2005     67.79        69.19      37,120.79
                                                   2006     69.19        77.77      29,819.58
                                                   2007     77.77        81.60           0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.92      26,007.00
                                                   2003      7.92        10.58     114,758.59
                                                   2004     10.58        11.83     124,616.77
                                                   2005     11.83        12.34     132,351.74
                                                   2006     12.34        14.51     144,939.13
                                                   2007     14.51        14.79     180,099.46
                                                   2008     14.79         9.48     166,205.79
                                                   2009      9.48        10.39     170,380.03

BlackRock Money Market Division (Class E)/(f)/.... 2003     22.83        22.72           0.00
                                                   2004     22.72        22.60      24,745.68
                                                   2005     22.60        22.91      15,864.88
                                                   2006     22.91        23.65      12,085.62
                                                   2007     23.65        24.48       9,760.24
                                                   2008     24.48        24.80      12,590.37
                                                   2009     24.80        24.55       8,442.58

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.22        13.99         417.61
                                                   2002     13.99        10.83     238,452.23
                                                   2003     10.83        16.02     505,050.18
                                                   2004     16.02        18.21     506,824.52
                                                   2005     18.21        18.67     467,174.61
                                                   2006     18.67        21.49     402,430.01
                                                   2007     21.49        20.44     342,620.13
                                                   2008     20.44        12.40     289,251.46
                                                   2009     12.40        13.82     303,310.28

Davis Venture Value Division (Class E)/(c)/....... 2001     27.27        26.54           0.00
                                                   2002     26.54        21.85      26,063.03
                                                   2003     21.85        28.18      79,580.31
                                                   2004     28.18        31.18      86,014.48
                                                   2005     31.18        33.88     100,194.76
                                                   2006     33.88        38.24     113,046.24
                                                   2007     38.24        39.40     120,101.76
                                                   2008     39.40        23.53     107,824.93
                                                   2009     23.53        30.61     108,187.72

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $18.25       $15.71           0.00
                                                      2002     15.71        10.98      28,007.26
                                                      2003     10.98        14.58      79,667.48
                                                      2004     14.58        16.82     117,857.25
                                                      2005     16.82        17.72      99,136.78
                                                      2006     17.72        19.52      88,442.15
                                                      2007     19.52        20.83      81,596.15
                                                      2008     20.83         9.17      70,188.23
                                                      2009      9.17        12.10      72,550.40

FI Value Leaders Division (Class E)/(d)/............. 2002     22.83        18.80       1,227.76
                                                      2003     18.80        23.51      19,216.51
                                                      2004     23.51        26.34      18,013.62
                                                      2005     26.34        28.73      25,281.89
                                                      2006     28.73        31.68      29,139.19
                                                      2007     31.68        32.51      16,035.93
                                                      2008     32.51        19.55      15,150.00
                                                      2009     19.55        23.47      16,288.50

Harris Oakmark International Division (Class E)/(d)/. 2002     10.59         8.84       1,376.82
                                                      2003      8.84        11.79      23,574.96
                                                      2004     11.79        14.03      50,647.63
                                                      2005     14.03        15.82      63,311.72
                                                      2006     15.82        20.14     108,757.14
                                                      2007     20.14        19.67      94,536.00
                                                      2008     19.67        11.48      66,791.15
                                                      2009     11.48        17.59      79,107.89

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      4.08         4.91     102,688.22
                                                      2006      4.91         4.97      99,855.74
                                                      2007      4.97         5.47      81,812.76
                                                      2008      5.47         3.42      72,686.78
                                                      2009      3.42         4.72      95,325.91

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.39         4.92           0.00
                                                      2002      4.92         3.45      45,545.26
                                                      2003      3.45         4.28     117,550.11
                                                      2004      4.28         4.42     106,948.60
                                                      2005      4.42         4.04     104,559.88

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.40         9.68      27,389.10
                                                      2003      9.68        12.07     101,179.91
                                                      2004     12.07        13.63     103,651.12
                                                      2005     13.63        14.55     105,505.48
                                                      2006     14.55        16.47     102,185.95
                                                      2007     16.47        15.82     101,304.19
                                                      2008     15.82         9.64      84,884.81
                                                      2009      9.64        13.02      84,533.17

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.56       $ 6.79      53,677.30
                                                          2004      6.79         7.27      49,505.32
                                                          2005      7.27         8.15      40,695.65
                                                          2006      8.15         7.92      43,978.73
                                                          2007      7.92         7.99      40,458.90
                                                          2008      7.99         4.80      37,312.34
                                                          2009      4.80         6.32      34,985.73

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.86         7.74         742.89
                                                          2002      7.74         5.29      35,295.70
                                                          2003      5.29         5.56           0.00

Legg Mason Value Equity (Class E)/(c)(l)/................ 2006      9.46        10.15      75,180.02
                                                          2007     10.15         9.43      74,100.02
                                                          2008      9.43         4.22      76,677.91
                                                          2009      4.22         5.75      77,841.22

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.73         8.30           0.00
                                                          2002      8.30         6.53      21,527.40
                                                          2003      6.53         7.83      58,898.39
                                                          2004      7.83         8.60      71,228.93
                                                          2005      8.60         9.09      79,832.46
                                                          2006      9.09         9.50      76,700.37

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     23.03        22.55           0.00
                                                          2002     22.55        17.43       8,854.74
                                                          2003     17.43        23.44      14,865.07
                                                          2004     23.44        26.87      15,772.24
                                                          2005     26.87        28.31      15,889.83
                                                          2006     28.31        32.54      19,152.06
                                                          2007     32.54        35.87      26,665.14
                                                          2008     35.87        22.65      26,970.19
                                                          2009     22.65        29.06      26,685.45

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.17         8.79         641.28
                                                          2002      8.79         6.26      42,198.43
                                                          2003      6.26         8.94     129,883.22
                                                          2004      8.94         9.81     110,100.66
                                                          2005      9.81        10.11     100,061.07
                                                          2006     10.11        10.96      87,697.00
                                                          2007     10.96        11.29      74,865.08
                                                          2008     11.29         6.53      58,518.43
                                                          2009      6.53         8.38      55,781.76

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.83       $10.50      25,553.69
                                                     2003     10.50        12.37     135,998.74
                                                     2004     12.37        13.21     144,063.98
                                                     2005     13.21        13.24     145,272.09
                                                     2006     13.24        14.27     161,155.36
                                                     2007     14.27        15.02     160,667.78
                                                     2008     15.02        12.07     121,621.17
                                                     2009     12.07        16.31     118,111.75

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.79        10.52           0.00
                                                     2002     10.52        10.83           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.23         8.49      12,002.23
                                                     2003      8.49        11.65      47,269.92
                                                     2004     11.65        12.25      55,942.48
                                                     2005     12.25        13.11      46,250.06
                                                     2006     13.11        14.78      36,783.40
                                                     2007     14.78        16.21      28,401.51
                                                     2008     16.21         9.80      24,227.64
                                                     2009      9.80        12.95      23,603.80

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/.................................... 2001     25.51        26.39       3,000.25
                                                     2002     26.39        23.69     100,372.64
                                                     2003     23.69        30.96     197,310.42
                                                     2004     30.96        33.53     187,826.49
                                                     2005     33.53        36.33     173,904.88
                                                     2006     36.33        40.25     156,465.27
                                                     2007     40.25        36.94     135,918.88
                                                     2008     36.94        19.65     117,493.11
                                                     2009     19.65        27.40     107,747.93

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.43        10.33           0.00
                                                     2002     10.33         8.66     172,378.33
                                                     2003      8.66        11.51     419,021.80
                                                     2004     11.51        13.16     327,734.49
                                                     2005     13.16        14.56     295,468.66
                                                     2006     14.56        15.78     290,033.92
                                                     2007     15.78        16.76     247,215.23
                                                     2008     16.76        10.53     220,927.02
                                                     2009     10.53        14.23     202,584.39

MetLife Stock Index Division (Class E)/(c)/......... 2001     38.32        36.19           0.00
                                                     2002     36.19        27.70     119,578.50
                                                     2003     27.70        34.98     344,851.84
                                                     2004     34.98        38.10     429,636.65
                                                     2005     38.10        39.27     376,059.33
                                                     2006     39.27        44.67     350,967.63
                                                     2007     44.67        46.30     349,602.19
                                                     2008     46.30        28.69     320,956.17
                                                     2009     28.69        35.69     319,506.79

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 9.02       $ 8.37         685.38
                                                        2002      8.37         7.30      43,753.69
                                                        2003      7.30         9.51     106,300.23
                                                        2004      9.51        11.23      93,438.81
                                                        2005     11.23        12.91     118,584.13
                                                        2006     12.91        16.15     114,284.28
                                                        2007     16.15        18.07     101,274.88
                                                        2008     18.07        10.28      95,326.07
                                                        2009     10.28        13.36      96,825.76

MFS(R) Total Return Division (Class E)/(i)/............ 2004     37.07        40.33       5,015.22
                                                        2005     40.33        40.92      12,188.95
                                                        2006     40.92        45.19       8,094.43
                                                        2007     45.19        46.42       9,651.68
                                                        2008     46.42        35.56       6,885.97
                                                        2009     35.56        41.51       7,610.74

MFS(R) Value Division (Class E)/(c)/................... 2001     11.67        11.50       6,886.22
                                                        2002     11.50         9.73     250,318.17
                                                        2003      9.73        12.03     531,019.92
                                                        2004     12.03        13.21     500,901.37
                                                        2005     13.21        12.83     471,804.15
                                                        2006     12.83        14.93     394,769.18
                                                        2007     14.93        14.15     341,495.09
                                                        2008     14.15         9.27     295,292.49
                                                        2009      9.27        11.03     283,411.78

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.39         8.62           0.00
                                                        2002      8.62         7.09     185,161.47
                                                        2003      7.09         9.60     490,202.46
                                                        2004      9.60        11.32     400,427.76
                                                        2005     11.32        12.62     340,743.12
                                                        2006     12.62        15.64     316,971.29
                                                        2007     15.64        17.07     271,023.80
                                                        2008     17.07         9.74     263,092.91
                                                        2009      9.74        12.34     251,890.00

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.40        15.09           0.00
                                                        2002     15.09        13.44      61,842.64
                                                        2003     13.44        18.08     153,070.93
                                                        2004     18.08        21.90     192,494.69
                                                        2005     21.90        24.22     185,948.75
                                                        2006     24.22        26.59     180,858.46
                                                        2007     26.59        27.09     161,904.13
                                                        2008     27.09        14.06     149,029.06
                                                        2009     14.06        20.51     155,727.90

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.96       $12.22           0.00
                                                        2002     12.22        10.11      25,723.07
                                                        2003     10.11        13.01      87,598.04
                                                        2004     13.01        14.91      88,437.03
                                                        2005     14.91        17.08     104,706.65
                                                        2006     17.08        19.63     108,321.55
                                                        2007     19.63        20.59     110,568.99
                                                        2008     20.59        12.09      96,957.57
                                                        2009     12.09        16.70      88,015.88

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.25        10.44         893.80
                                                        2002     10.44        11.27     348,728.42
                                                        2003     11.27        11.61     785,206.99
                                                        2004     11.61        12.04     736,011.39
                                                        2005     12.04        12.15     770,230.72
                                                        2006     12.15        12.55     658,455.77
                                                        2007     12.55        13.33     632,285.69
                                                        2008     13.33        13.21     551,168.53
                                                        2009     13.21        15.41     539,423.74

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.05         6.09           0.00
                                                        2002      6.09         2.97      26,937.79
                                                        2003      2.97         4.61     282,985.19
                                                        2004      4.61         4.35     254,320.32
                                                        2005      4.35         4.78     215,482.66
                                                        2006      4.78         4.96     212,426.40
                                                        2007      4.96         6.46     228,396.00
                                                        2008      6.46         3.53     163,805.22
                                                        2009      3.53         5.56     189,385.96

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     12.04        11.99           0.00
                                                        2002     11.99         9.39      88,447.10
                                                        2003      9.39        13.53     283,477.35
                                                        2004     13.53        15.68     231,061.72
                                                        2005     15.68        16.16     188,559.84
                                                        2006     16.16        18.77     182,618.66
                                                        2007     18.77        18.21     157,487.90
                                                        2008     18.21        11.93     131,895.91
                                                        2009     11.93        14.81     131,889.16

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.67        11.53           0.00
                                                        2002     11.53         8.73      31,319.69
                                                        2003      8.73        11.24     134,850.44
                                                        2004     11.24        12.18     140,086.68
                                                        2005     12.18        12.79     150,140.67
                                                        2006     12.79        14.26     135,896.81
                                                        2007     14.26        15.37     133,360.19
                                                        2008     15.37         8.80     127,217.51
                                                        2009      8.80        12.43     135,973.72

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.64       $ 8.26         703.88
                                                        2002      8.26         4.56      82,736.61
                                                        2003      4.56         6.15     157,205.97
                                                        2004      6.15         7.16     167,613.18
                                                        2005      7.16         8.10     198,655.45
                                                        2006      8.10         8.50     152,035.22
                                                        2007      8.50         9.86     177,985.78
                                                        2008      9.86         5.87     141,257.92
                                                        2009      5.87         8.43     153,547.79

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     12.30        12.11           0.00
                                                        2002     12.11         8.74      20,287.57
                                                        2003      8.74        12.13      69,711.26
                                                        2004     12.13        13.29      76,684.45
                                                        2005     13.29        14.53      89,028.74
                                                        2006     14.53        14.87      81,884.92
                                                        2007     14.87        16.09      71,559.81
                                                        2008     16.09        10.11      62,293.86
                                                        2009     10.11        13.85      61,037.74

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     15.63        15.94           0.00
                                                        2002     15.94        17.20      63,409.50
                                                        2003     17.20        19.09     196,359.24
                                                        2004     19.09        20.05     189,299.59
                                                        2005     20.05        20.31     196,410.28
                                                        2006     20.31        21.01     179,284.01
                                                        2007     21.01        21.54     158,276.17
                                                        2008     21.54        18.04     110,058.56
                                                        2009     18.04        23.49     107,449.76

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     14.53        14.82           0.00
                                                        2002     14.82        15.74     188,005.10
                                                        2003     15.74        15.77     313,395.25
                                                        2004     15.77        15.99     264,335.59
                                                        2005     15.99        16.03     242,161.56
                                                        2006     16.03        16.44     189,943.46
                                                        2007     16.44        16.89     166,280.80
                                                        2008     16.89        16.59     117,835.37
                                                        2009     16.59        17.06     107,529.64

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.45 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 14.56      $ 15.26      28,569.70
                                                       2007     15.26        15.52     149,814.19
                                                       2008     15.52        13.84      47,001.89
                                                       2009     13.84        15.34      44,475.29

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.77        13.45           0.00
                                                       2002     13.45        10.71           0.00
                                                       2003     10.71        16.18     107,784.55
                                                       2004     16.18        19.25     281,007.79
                                                       2005     19.25        23.75     313,233.26
                                                       2006     23.75        29.00     270,716.25
                                                       2007     29.00        34.66     293,038.02
                                                       2008     34.66        15.85     229,143.49
                                                       2009     15.85        25.16     215,741.06

American Funds Growth Division+ (Class 2)/(c)/........ 2001    122.35       110.79           0.00
                                                       2002    110.79        82.36           0.00
                                                       2003     82.36       110.90      46,696.36
                                                       2004    110.90       122.77     112,711.09
                                                       2005    122.77       140.39     113,022.31
                                                       2006    140.39       152.29     108,746.95
                                                       2007    152.29       168.36      99,935.58
                                                       2008    168.36        92.82      86,140.60
                                                       2009     92.82       127.36      76,883.79

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     85.84        82.40           0.00
                                                       2002     82.40        66.22           0.00
                                                       2003     66.22        86.30      59,813.89
                                                       2004     86.30        93.74     130,811.15
                                                       2005     93.74        97.64     124,289.21
                                                       2006     97.64       110.70     117,188.16
                                                       2007    110.70       114.43     111,462.86
                                                       2008    114.43        69.98      96,246.95
                                                       2009     69.98        90.39      83,532.89

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     12.19        11.40           0.00
                                                       2002     11.40         9.25           0.00
                                                       2003      9.25        11.66      34,399.87
                                                       2004     11.66        13.57      71,716.66
                                                       2005     13.57        15.75     113,878.43
                                                       2006     15.75        18.05      90,369.13
                                                       2007     18.05        19.61      88,675.07
                                                       2008     19.61        10.78     105,754.35
                                                       2009     10.78        12.96      70,220.48

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond
  Index Division) (Class E)/(c)/..................................................... 2001    $11.17      $ 11.38           0.00
                                                                                      2002     11.38        12.35           0.00
                                                                                      2003     12.35        12.59     337,928.72
                                                                                      2004     12.59        12.90     909,684.24
                                                                                      2005     12.90        12.97     875,676.07
                                                                                      2006     12.97        13.28     858,763.61
                                                                                      2007     13.28        13.97     784,444.17
                                                                                      2008     13.97        14.56     611,234.70
                                                                                      2009     14.56        15.09     561,315.35

BlackRock Aggressive Growth Division (Class E)/(c)/.................................. 2001     36.92        34.81           0.00
                                                                                      2002     34.81        24.43           0.00
                                                                                      2003     24.43        33.85      24,635.07
                                                                                      2004     33.85        37.63      47,882.75
                                                                                      2005     37.63        41.00      45,689.14
                                                                                      2006     41.00        43.06      41,297.69
                                                                                      2007     43.06        51.09      33,398.73
                                                                                      2008     51.09        27.30      30,633.92
                                                                                      2009     27.30        40.14      28,257.84

BlackRock Bond Income Division (Class E)/(a)/........................................ 2002     42.22        44.53           0.00
                                                                                      2003     44.53        46.39      35,414.49
                                                                                      2004     46.39        47.68      70,112.32
                                                                                      2005     47.68        48.05      74,904.06
                                                                                      2006     48.05        49.38      70,579.02
                                                                                      2007     49.38        51.65      61,959.21
                                                                                      2008     51.65        49.08      54,310.84
                                                                                      2009     49.08        52.87      50,740.38

BlackRock Bond Income Division (Class E)/(a)/ (formerly SSR Income Class E).......... 2001     40.67        41.78           0.00
                                                                                      2002     41.78       359.10           0.00

BlackRock Diversified Division (Class E)/(c)/........................................ 2001     36.87        35.93           0.00
                                                                                      2002     35.93        30.48           0.00
                                                                                      2003     30.48        36.17      63,226.55
                                                                                      2004     36.17        38.60     136,889.73
                                                                                      2005     38.60        39.17     133,601.49
                                                                                      2006     39.17        42.59     114,791.83
                                                                                      2007     42.59        44.37     101,862.26
                                                                                      2008     44.37        32.85      84,562.68
                                                                                      2009     32.85        37.93      75,807.44

BlackRock Large Cap Core Division* (Class E)/(m)/.................................... 2007     79.01        79.73      31,043.42
                                                                                      2008     79.73        49.30      25,395.96
                                                                                      2009     49.30        57.97      21,433.11

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E) (formerly BlackRock Investment
  Trust)/(c)/.............................................................. 2001    $69.91       $65.23           0.00
                                                                            2002     65.23        47.44           0.00
                                                                            2003     47.44        60.81      21,946.12
                                                                            2004     60.81        66.35      43,113.60
                                                                            2005     66.35        67.65      37,748.49
                                                                            2006     67.65        75.96      33,784.59
                                                                            2007     75.96        79.67           0.00

BlackRock Large Cap Value Division (Class E)/(d)/.......................... 2002     10.00         7.92           0.00
                                                                            2003      7.92        10.57      95,061.21
                                                                            2004     10.57        11.80     180,805.09
                                                                            2005     11.80        12.30     160,449.56
                                                                            2006     12.30        14.45     248,401.80
                                                                            2007     14.45        14.70     214,750.95
                                                                            2008     14.70         9.41     176,299.11
                                                                            2009      9.41        10.31     157,172.75

BlackRock Money Market Division (Class E)/(f)/............................. 2003     22.39        22.26       6,556.58
                                                                            2004     22.26        22.12      28,818.00
                                                                            2005     22.12        22.40      25,847.59
                                                                            2006     22.40        23.11      27,458.21
                                                                            2007     23.11        23.89      20,371.08
                                                                            2008     23.89        24.18      21,668.65
                                                                            2009     24.18        23.91      24,492.61

BlackRock Strategic Value Division (Class E)/(c)/.......................... 2001     14.21        13.96           0.00
                                                                            2002     13.96        10.80           0.00
                                                                            2003     10.80        15.97     251,687.65
                                                                            2004     15.97        18.12     499,178.98
                                                                            2005     18.12        18.57     449,154.44
                                                                            2006     18.57        21.35     410,979.23
                                                                            2007     21.35        20.29     359,946.92
                                                                            2008     20.29        12.30     302,138.46
                                                                            2009     12.30        13.68     283,371.27

Davis Venture Value Division (Class E)/(c)/................................ 2001     27.09        26.35           0.00
                                                                            2002     26.35        21.67           0.00
                                                                            2003     21.67        27.93      30,312.18
                                                                            2004     27.93        30.86     103,247.87
                                                                            2005     30.86        33.51     107,349.44
                                                                            2006     33.51        37.78     124,574.98
                                                                            2007     37.78        38.89     111,810.22
                                                                            2008     38.89        23.20     102,623.60
                                                                            2009     23.20        30.15      99,637.92

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/....................... 2001    $18.16       $15.63           0.00
                                                                            2002     15.63        10.91           0.00
                                                                            2003     10.91        14.48      27,218.83
                                                                            2004     14.48        16.69     144,473.15
                                                                            2005     16.69        17.56     136,671.29
                                                                            2006     17.56        19.33     135,654.97
                                                                            2007     19.33        20.61     120,949.07
                                                                            2008     20.61         9.06     135,907.25
                                                                            2009      9.06        11.94     138,421.91

FI Value Leaders Division (Class E)/(d)/................................... 2002     22.63        18.62           0.00
                                                                            2003     18.62        23.26       7,003.77
                                                                            2004     23.26        26.04      28,986.63
                                                                            2005     26.04        28.37      40,391.30
                                                                            2006     28.37        31.25      45,430.52
                                                                            2007     31.25        32.04      38,146.64
                                                                            2008     32.04        19.25      26,036.40
                                                                            2009     19.25        23.08      25,886.75

Harris Oakmark International Division (Class E)/(d)/....................... 2002     10.59         8.83           0.00
                                                                            2003      8.83        11.76      23,418.79
                                                                            2004     11.76        13.99     157,295.51
                                                                            2005     13.99        15.76     151,139.31
                                                                            2006     15.76        20.03     199,502.16
                                                                            2007     20.03        19.55     166,704.72
                                                                            2008     19.55        11.40     113,224.07
                                                                            2009     11.40        17.44     120,742.26

Jennison Growth Division (Class E)/(c) (g)/................................ 2005      4.06         4.88      52,167.37
                                                                            2006      4.88         4.93      44,932.37
                                                                            2007      4.93         5.42      51,308.46
                                                                            2008      5.42         3.39      38,907.86
                                                                            2009      3.39         4.67     121,161.49

Jennison Growth Division (Class E)/(c) (g)/ (formerly Met/Putnam Voyager
  Division)................................................................ 2001      5.39         4.91           0.00
                                                                            2002      4.91         3.44           0.00
                                                                            2003      3.44         4.26      32,610.52
                                                                            2004      4.26         4.40      57,580.19
                                                                            2005      4.40         4.02      57,550.47

Lazard Mid Cap Division (Class E)/(d)/..................................... 2002     11.39         9.67           0.00
                                                                            2003      9.67        12.04      58,322.52
                                                                            2004     12.04        13.58      98,196.55
                                                                            2005     13.58        14.49      94,316.75
                                                                            2006     14.49        16.39      96,748.96
                                                                            2007     16.39        15.72     104,909.86
                                                                            2008     15.72         9.57      93,543.74
                                                                            2009      9.57        12.91      78,251.09

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.55       $ 6.77      12,502.92
                                                          2004      6.77         7.24      26,758.73
                                                          2005      7.24         8.12      39,423.38
                                                          2006      8.12         7.87      31,402.39
                                                          2007      7.87         7.94      27,818.16
                                                          2008      7.94         4.77      29,274.29
                                                          2009      4.77         6.26      29,473.07

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.86         7.74           0.00
                                                          2002      7.74         5.29           0.00
                                                          2003      5.29         5.55           0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      9.39        10.07      82,047.02
                                                          2007     10.07         9.35      66,897.73
                                                          2008      9.35         4.18      60,822.85
                                                          2009      4.18         5.69      57,470.75

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.71         8.28           0.00
                                                          2002      8.28         6.51           0.00
                                                          2003      6.51         7.79      14,467.31
                                                          2004      7.79         8.55      47,907.97
                                                          2005      8.55         9.02      86,692.72
                                                          2006      9.02         9.43      81,123.38

Loomis Sayles Small Cap Core Division (Class E)
  (formerly Loomis Sayles Small Cap Division)/(c)/....... 2001     22.87        22.38           0.00
                                                          2002     22.38        17.28           0.00
                                                          2003     17.28        23.21       9,515.41
                                                          2004     23.21        26.59      23,017.07
                                                          2005     26.59        27.98      25,835.24
                                                          2006     27.98        32.13      38,371.35
                                                          2007     32.13        35.38      52,045.85
                                                          2008     35.38        22.32      38,880.19
                                                          2009     22.32        28.61      32,210.94

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.17         8.79           0.00
                                                          2002      8.79         6.25           0.00
                                                          2003      6.25         8.91      63,963.08
                                                          2004      8.91         9.77     106,338.31
                                                          2005      9.77        10.06      78,553.10
                                                          2006     10.06        10.90      80,982.19
                                                          2007     10.90        11.22      70,074.75
                                                          2008     11.22         6.48      62,494.20
                                                          2009      6.48         8.31      58,776.47

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/......................... 2002    $10.77       $10.44           0.00
                                                                            2003     10.44        12.29     109,251.70
                                                                            2004     12.29        13.11     186,732.76
                                                                            2005     13.11        13.13     175,765.80
                                                                            2006     13.13        14.13     174,705.35
                                                                            2007     14.13        14.86     161,552.42
                                                                            2008     14.86        11.93     134,259.20
                                                                            2009     11.93        16.10     163,917.40

Lord Abbett Bond Debenture Division (Class E)/(b)/ (formerly Loomis Sayles
  High Yield Bond Division)................................................ 2001     10.74        10.47           0.00
                                                                            2002     10.47        15.64           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/........................... 2002     11.22         8.48           0.00
                                                                            2003      8.48        11.62      28,663.89
                                                                            2004     11.62        12.21      62,374.40
                                                                            2005     12.21        13.05      55,127.15
                                                                            2006     13.05        14.70      57,454.91
                                                                            2007     14.70        16.11      43,624.65
                                                                            2008     16.11         9.73      38,730.93
                                                                            2009      9.73        12.85      37,766.16

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value
  Division) (Class E)/(c)/................................................. 2001     25.30        26.16           0.00
                                                                            2002     26.16        23.47           0.00
                                                                            2003     23.47        30.64      95,044.25
                                                                            2004     30.64        33.14     185,134.88
                                                                            2005     33.14        35.88     173,787.79
                                                                            2006     35.88        39.71     154,485.29
                                                                            2007     39.71        36.40     130,818.69
                                                                            2008     36.40        19.34     121,899.38
                                                                            2009     19.34        26.94     110,240.29

MetLife Mid Cap Stock Index Division (Class E)/(c)/........................ 2001     10.42        10.31           0.00
                                                                            2002     10.31         8.63           0.00
                                                                            2003      8.63        11.47     178,510.90
                                                                            2004     11.47        13.10     300,664.65
                                                                            2005     13.10        14.48     294,439.06
                                                                            2006     14.48        15.68     276,322.43
                                                                            2007     15.68        16.64     270,365.66
                                                                            2008     16.64        10.44     236,119.79
                                                                            2009     10.44        14.09     208,005.06

MetLife Stock Index Division (Class E)/(c)/................................ 2001     37.89        35.77           0.00
                                                                            2002     35.77        27.35           0.00
                                                                            2003     27.35        34.51     162,077.32
                                                                            2004     34.51        37.54     465,903.25
                                                                            2005     37.54        38.66     440,477.42
                                                                            2006     38.66        43.93     396,989.41
                                                                            2007     43.93        45.49     370,813.44
                                                                            2008     45.49        28.16     363,473.21
                                                                            2009     28.16        34.99     327,666.89

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/...................... 2001    $ 9.01       $ 8.38           0.00
                                                                            2002      8.38         7.30           0.00
                                                                            2003      7.30         9.50      25,599.56
                                                                            2004      9.50        11.21      70,828.12
                                                                            2005     11.21        12.87      94,222.73
                                                                            2006     12.87        16.09     120,925.48
                                                                            2007     16.09        17.98     119,243.99
                                                                            2008     17.98        10.21     123,987.72
                                                                            2009     10.21        13.26      88,263.14

MFS(R) Total Return Division (Class E)/(i)/................................ 2004     36.45        39.62      17,149.94
                                                                            2005     39.62        40.16      50,509.77
                                                                            2006     40.16        44.31      71,124.70
                                                                            2007     44.31        45.47     114,974.67
                                                                            2008     45.47        34.80      86,913.95
                                                                            2009     34.80        40.57     110,222.67

MFS(R) Value Division (Class E)/(c)/....................................... 2001     11.64        11.47           0.00
                                                                            2002     11.47         9.69           0.00
                                                                            2003      9.69        11.97     214,996.50
                                                                            2004     11.97        13.13     448,372.16
                                                                            2005     13.13        12.74     452,608.06
                                                                            2006     12.74        14.81     372,921.00
                                                                            2007     14.81        14.02     332,206.15
                                                                            2008     14.02         9.17     335,654.65
                                                                            2009      9.17        10.91     288,597.58

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/....................... 2001      9.37         8.59           0.00
                                                                            2002      8.59         7.06           0.00
                                                                            2003      7.06         9.55     213,668.04
                                                                            2004      9.55        11.25     429,594.36
                                                                            2005     11.25        12.53     414,334.00
                                                                            2006     12.53        15.52     363,187.49
                                                                            2007     15.52        16.91     316,096.12
                                                                            2008     16.91         9.64     321,287.17
                                                                            2009      9.64        12.21     284,306.48

Neuberger Berman Mid Cap Value Division (Class E)/(c)/..................... 2001     15.35        15.04           0.00
                                                                            2002     15.04        13.38           0.00
                                                                            2003     13.38        17.99      76,319.02
                                                                            2004     17.99        21.77     251,133.28
                                                                            2005     21.77        24.05     281,027.93
                                                                            2006     24.05        26.38     220,656.00
                                                                            2007     26.38        26.85     202,718.14
                                                                            2008     26.85        13.92     172,510.66
                                                                            2009     13.92        20.28     151,503.58

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/.......................... 2001    $12.90       $12.16           0.00
                                                                            2002     12.16        10.06           0.00
                                                                            2003     10.06        12.92      32,601.95
                                                                            2004     12.92        14.79      59,343.76
                                                                            2005     14.79        16.93      65,372.72
                                                                            2006     16.93        19.44      62,930.90
                                                                            2007     19.44        20.37      61,234.70
                                                                            2008     20.37        11.94      46,221.82
                                                                            2009     11.94        16.49      44,343.71

PIMCO Total Return Division (Class E)/(c)/................................. 2001     10.24        10.43           0.00
                                                                            2002     10.43        11.25           0.00
                                                                            2003     11.25        11.58     384,622.02
                                                                            2004     11.58        11.99     650,652.49
                                                                            2005     11.99        12.09     722,177.32
                                                                            2006     12.09        12.48     548,420.10
                                                                            2007     12.48        13.24     679,792.80
                                                                            2008     13.24        13.11     426,006.69
                                                                            2009     13.11        15.27     447,407.93

RCM Tecnology Division (Class E)/(c)/...................................... 2001      7.05         6.09           0.00
                                                                            2002      6.09         2.96           0.00
                                                                            2003      2.96         4.60     222,773.97
                                                                            2004      4.60         4.34     334,452.62
                                                                            2005      4.34         4.75     289,437.15
                                                                            2006      4.75         4.94     226,227.02
                                                                            2007      4.94         6.41     391,805.49
                                                                            2008      6.41         3.51     248,780.83
                                                                            2009      3.51         5.51     303,452.40

Russell 2000(R) Index Division (Class E)/(c)/.............................. 2001     12.01        11.95           0.00
                                                                            2002     11.95         9.35           0.00
                                                                            2003      9.35        13.46     119,112.34
                                                                            2004     13.46        15.59     225,634.05
                                                                            2005     15.59        16.04     207,349.65
                                                                            2006     16.04        18.61     191,942.00
                                                                            2007     18.61        18.04     171,927.11
                                                                            2008     18.04        11.81     138,761.89
                                                                            2009     11.81        14.65     130,087.10

T. Rowe Price Large Cap Growth Division (Class E)/(c)/..................... 2001     11.64        11.50           0.00
                                                                            2002     11.50         8.69           0.00
                                                                            2003      8.69        11.19      69,718.44
                                                                            2004     11.19        12.11     127,519.84
                                                                            2005     12.11        12.70     128,655.91
                                                                            2006     12.70        14.14     117,337.97
                                                                            2007     14.14        15.23     116,866.38
                                                                            2008     15.23         8.71     112,491.80
                                                                            2009      8.71        12.29     103,365.41

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/....................... 2001    $ 8.64       $ 8.25           0.00
                                                                            2002      8.25         4.55           0.00
                                                                            2003      4.55         6.13      47,071.94
                                                                            2004      6.13         7.14     192,193.87
                                                                            2005      7.14         8.06     243,026.42
                                                                            2006      8.06         8.45     190,725.55
                                                                            2007      8.45         9.79     397,174.12
                                                                            2008      9.79         5.83     273,492.99
                                                                            2009      5.83         8.35     234,942.57

T. Rowe Price Small Cap Growth Division (Class E)/(c)/..................... 2001     12.24        12.05           0.00
                                                                            2002     12.05         8.69           0.00
                                                                            2003      8.69        12.05      37,571.37
                                                                            2004     12.05        13.19      72,976.35
                                                                            2005     13.19        14.41      82,879.59
                                                                            2006     14.41        14.72      82,048.16
                                                                            2007     14.72        15.91      68,985.23
                                                                            2008     15.91        10.00      85,639.95
                                                                            2009     10.00        13.67      78,540.36

Western Asset Management Strategic Bond Opportunities Division (Class
  E)/(c)/.................................................................. 2001     15.52        15.83           0.00
                                                                            2002     15.83        17.06           0.00
                                                                            2003     17.06        18.91      88,203.94
                                                                            2004     18.91        19.85     253,519.43
                                                                            2005     19.85        20.09     288,847.54
                                                                            2006     20.09        20.76     261,032.48
                                                                            2007     20.76        21.26     178,702.82
                                                                            2008     21.26        17.78     140,983.01
                                                                            2009     17.78        23.13     122,810.74

Western Asset Management U.S Government Division (Class E)/(c)/............ 2001     14.43        14.72           0.00
                                                                            2002     14.72        15.61           0.00
                                                                            2003     15.61        15.63      57,331.18
                                                                            2004     15.63        15.83     142,372.65
                                                                            2005     15.83        15.85     165,505.99
                                                                            2006     15.85        16.24     129,658.26
                                                                            2007     16.24        16.67     112,248.93
                                                                            2008     16.67        16.36      98,909.76
                                                                            2009     16.36        16.80      90,882.37

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.50 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 14.49      $ 15.19       9,855.83
                                                       2007     15.19        15.43      68,169.42
                                                       2008     15.43        13.76      16,239.77
                                                       2009     13.76        15.24      16,416.12

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.75        13.42           0.00
                                                       2002     13.42        10.68      32,019.34
                                                       2003     10.68        16.14      85,398.57
                                                       2004     16.14        19.19     128,270.84
                                                       2005     19.19        23.66     149,896.21
                                                       2006     23.66        28.88     146,893.34
                                                       2007     28.88        34.49     141,939.77
                                                       2008     34.49        15.76      93,838.28
                                                       2009     15.76        25.01      86,284.29

American Funds Growth Division+ (Class 2)/(c)/........ 2001    121.23       109.75           0.00
                                                       2002    109.75        81.55      16,230.12
                                                       2003     81.55       109.74      58,503.83
                                                       2004    109.74       121.43      69,240.32
                                                       2005    121.43       138.80      68,272.08
                                                       2006    138.80       150.48      63,238.49
                                                       2007    150.48       166.28      54,048.73
                                                       2008    166.28        91.63      42,147.59
                                                       2009     91.63       125.66      38,086.04

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     85.05        81.63           0.00
                                                       2002     81.63        65.56      26,270.23
                                                       2003     65.56        85.41      68,725.41
                                                       2004     85.41        92.72      96,552.45
                                                       2005     92.72        96.53      87,866.03
                                                       2006     96.53       109.39      82,701.17
                                                       2007    109.39       113.01      69,156.14
                                                       2008    113.01        69.08      55,948.52
                                                       2009     69.08        89.18      53,241.27

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     12.13        11.34           0.00
                                                       2002     11.34         9.20      37,654.63
                                                       2003      9.20        11.59      83,923.39
                                                       2004     11.59        13.47      80,449.46
                                                       2005     13.47        15.64      74,019.49
                                                       2006     15.64        17.91      58,927.42
                                                       2007     17.91        19.44      41,579.91
                                                       2008     19.44        10.69      44,634.46
                                                       2009     10.69        12.84      35,121.97

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R)
  Aggregate Bond Index Division) (Class E)/(c)/............................ 2001    $11.15       $11.37           0.00
                                                                            2002     11.37        12.32     225,577.36
                                                                            2003     12.32        12.56     489,599.55
                                                                            2004     12.56        12.86     655,019.23
                                                                            2005     12.86        12.92     602,654.35
                                                                            2006     12.92        13.23     568,967.74
                                                                            2007     13.23        13.90     504,058.33
                                                                            2008     13.90        14.49     331,765.98
                                                                            2009     14.49        15.00     308,551.57

BlackRock Aggressive Growth Division (Class E)/(c)/........................ 2001     36.68        34.57           0.00
                                                                            2002     34.57        24.25       2,205.03
                                                                            2003     24.25        33.59      13,521.08
                                                                            2004     33.59        37.32      13,940.22
                                                                            2005     37.32        40.64      13,270.58
                                                                            2006     40.64        42.66      12,514.16
                                                                            2007     42.66        50.59      12,156.89
                                                                            2008     50.59        27.02      10,590.38
                                                                            2009     27.02        39.70      10,383.46

BlackRock Bond Income Division (Class E)/(a)/.............................. 2002     41.82        44.10      49,047.68
                                                                            2003     44.10        45.92      73,820.33
                                                                            2004     45.92        47.17      75,491.45
                                                                            2005     47.17        47.51      62,562.45
                                                                            2006     47.51        48.80      51,457.60
                                                                            2007     48.80        51.02      39,380.69
                                                                            2008     51.02        48.46      30,754.13
                                                                            2009     48.46        52.18      26,751.59

BlackRock Bond Income Division (Class E)/(a)/ (formerly SSR Income Class E) 2001     40.30        41.40           0.00
                                                                            2002     41.40        41.87           0.00

BlackRock Diversified Division (Class E)/(c)/.............................. 2001     36.59        35.65           0.00
                                                                            2002     35.65        30.23      22,516.66
                                                                            2003     30.23        35.85      86,986.27
                                                                            2004     35.85        38.25      81,027.13
                                                                            2005     38.25        38.79      67,148.30
                                                                            2006     38.79        42.16      60,729.08
                                                                            2007     42.16        43.90      55,172.11
                                                                            2008     43.90        32.49      43,769.76
                                                                            2009     32.49        37.49      43,715.81

BlackRock Large Cap Core Division* (Class E)/(m)/.......................... 2007     78.07        78.75      21,837.96
                                                                            2008     78.75        48.68      20,064.90
                                                                            2009     48.68        57.21      18,375.14

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E) (formerly BlackRock Investment
  Trust)/(c)/.............................................................. 2001    $69.28       $64.63           0.00
                                                                            2002     64.63        46.98      17,213.09
                                                                            2003     46.98        60.19      36,210.83
                                                                            2004     60.19        65.64      37,496.53
                                                                            2005     65.64        66.89      30,776.69
                                                                            2006     66.89        75.07      25,465.88
                                                                            2007     75.07        78.73           0.00

BlackRock Large Cap Value Division (Class E)/(d)/.......................... 2002     10.00         7.91       7,077.93
                                                                            2003      7.91        10.56      38,323.74
                                                                            2004     10.56        11.79      74,675.57
                                                                            2005     11.79        12.27      63,527.67
                                                                            2006     12.27        14.41      98,182.02
                                                                            2007     14.41        14.66      99,140.93
                                                                            2008     14.66         9.38      57,156.94
                                                                            2009      9.38        10.27      52,277.20

BlackRock Money Market Division (Class E)/(f)/............................. 2003     22.17        22.03           0.29
                                                                            2004     22.03        21.88           0.00
                                                                            2005     21.88        22.15           0.00
                                                                            2006     22.15        22.84           0.00
                                                                            2007     22.84        23.60           0.00
                                                                            2008     23.60        23.88         660.36
                                                                            2009     23.88        23.60           0.00

BlackRock Strategic Value Division (Class E)/(c)/.......................... 2001     14.20        13.95           0.00
                                                                            2002     13.95        10.79     157,228.27
                                                                            2003     10.79        15.94     281,458.32
                                                                            2004     15.94        18.08     324,910.05
                                                                            2005     18.08        18.52     276,821.58
                                                                            2006     18.52        21.28     230,814.40
                                                                            2007     21.28        20.21     182,013.02
                                                                            2008     20.21        12.24     144,165.58
                                                                            2009     12.24        13.62     137,806.90

Davis Venture Value Division (Class E)/(c)/................................ 2001     26.99        26.26           0.00
                                                                            2002     26.26        21.58      20,393.14
                                                                            2003     21.58        27.80      67,574.71
                                                                            2004     27.80        30.71      88,324.73
                                                                            2005     30.71        33.32      93,290.01
                                                                            2006     33.32        37.55      85,709.13
                                                                            2007     37.55        38.63      73,834.53
                                                                            2008     38.63        23.04      64,479.49
                                                                            2009     23.04        29.92      58,711.45

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $18.12       $15.59           0.00
                                                      2002     15.59        10.88      22,430.00
                                                      2003     10.88        14.43      52,317.71
                                                      2004     14.43        16.63     121,218.28
                                                      2005     16.63        17.48     104,969.16
                                                      2006     17.48        19.23      87,624.88
                                                      2007     19.23        20.50      63,408.93
                                                      2008     20.50         9.00      56,222.49
                                                      2009      9.00        11.87      50,201.63

FI Value Leaders Division (Class E)/(d)/............. 2002     22.53        18.53         223.05
                                                      2003     18.53        23.14      13,791.50
                                                      2004     23.14        25.88      13,941.77
                                                      2005     25.88        28.18      20,535.34
                                                      2006     28.18        31.03      23,927.32
                                                      2007     31.03        31.81      21,344.57
                                                      2008     31.81        19.10       9,222.86
                                                      2009     19.10        22.89       7,547.38

Harris Oakmark International Division (Class E)/(d)/. 2002     10.59         8.82       1,624.24
                                                      2003      8.82        11.75      22,986.28
                                                      2004     11.75        13.97      64,678.33
                                                      2005     13.97        15.72      90,841.07
                                                      2006     15.72        19.98     105,485.85
                                                      2007     19.98        19.49      76,795.16
                                                      2008     19.49        11.36      56,722.39
                                                      2009     11.36        17.37      46,165.40

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      4.05         4.87      66,299.15
                                                      2006      4.87         4.92      52,029.23
                                                      2007      4.92         5.40      47,576.81
                                                      2008      5.40         3.37      26,859.49
                                                      2009      3.37         4.65      36,039.71

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.38         4.91           0.00
                                                      2002      4.91         3.43      45,343.63
                                                      2003      3.43         4.25      79,960.85
                                                      2004      4.25         4.39      75,497.51
                                                      2005      4.39         4.01      69,047.11

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.39         9.66       4,191.09
                                                      2003      9.66        12.03      33,152.01
                                                      2004     12.03        13.56      31,103.06
                                                      2005     13.56        14.46      22,140.83
                                                      2006     14.46        16.34      18,497.85
                                                      2007     16.34        15.67      24,229.79
                                                      2008     15.67         9.53      12,214.19
                                                      2009      9.53        12.86      10,153.85

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.55       $ 6.76     13,831.86
                                                          2004      6.76         7.23     14,051.04
                                                          2005      7.23         8.10     11,590.10
                                                          2006      8.10         7.85     15,611.50
                                                          2007      7.85         7.91     12,187.90
                                                          2008      7.91         4.75      8,626.43
                                                          2009      4.75         6.24     10,442.02

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.86         7.74          0.00
                                                          2002      7.74         5.28     10,865.55
                                                          2003      5.28         5.55          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      9.36        10.03     47,818.28
                                                          2007     10.03         9.31     47,245.59
                                                          2008      9.31         4.16     42,413.08
                                                          2009      4.16         5.66     48,083.73

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.70         8.27          0.00
                                                          2002      8.27         6.50     45,626.76
                                                          2003      6.50         7.78     49,778.26
                                                          2004      7.78         8.52     63,412.17
                                                          2005      8.52         8.99     48,904.31
                                                          2006      8.99         9.40     47,933.82

Loomis Sayles Small Cap Core Division (Class E)
  (formerly Loomis Sayles Small Cap Division)/(c)/....... 2001     22.78        22.29          0.00
                                                          2002     22.29        17.21      5,404.06
                                                          2003     17.21        23.10     13,258.14
                                                          2004     23.10        26.45     22,106.95
                                                          2005     26.45        27.82     22,775.37
                                                          2006     27.82        31.93     24,849.16
                                                          2007     31.93        35.14     24,753.05
                                                          2008     35.14        22.15     18,218.89
                                                          2009     22.15        28.38     17,520.05

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.17         8.79          0.00
                                                          2002      8.79         6.25     11,663.67
                                                          2003      6.25         8.90     40,149.06
                                                          2004      8.90         9.75     46,339.50
                                                          2005      9.75        10.04     35,241.03
                                                          2006     10.04        10.86     27,964.36
                                                          2007     10.86        11.18     22,600.94
                                                          2008     11.18         6.46     13,470.51
                                                          2009      6.46         8.27     14,355.56

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/......................... 2002    $10.74       $10.41      22,289.80
                                                                            2003     10.41        12.24     162,905.90
                                                                            2004     12.24        13.06     169,809.79
                                                                            2005     13.06        13.07     145,143.27
                                                                            2006     13.07        14.06     138,459.15
                                                                            2007     14.06        14.78     132,329.97
                                                                            2008     14.78        11.86      94,722.60
                                                                            2009     11.86        16.00      81,223.65

Lord Abbett Bond Debenture Division (Class E)/(b) /(formerly Loomis Sayles
  High Yield Bond Division)................................................ 2001     10.71        10.45           0.00
                                                                            2002     10.45        10.74           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/........................... 2002     11.22         8.48       5,135.49
                                                                            2003      8.48        11.61      21,224.05
                                                                            2004     11.61        12.19      25,847.06
                                                                            2005     12.19        13.03      21,235.25
                                                                            2006     13.03        14.66      23,324.10
                                                                            2007     14.66        16.06      13,171.09
                                                                            2008     16.06         9.70      11,955.41
                                                                            2009      9.70        12.79       8,420.43

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value
  Division) (Class E)/(c)/................................................. 2001     25.19        26.05           0.00
                                                                            2002     26.05        23.35      61,782.22
                                                                            2003     23.35        30.47     126,748.23
                                                                            2004     30.47        32.95     142,365.16
                                                                            2005     32.95        35.65     132,410.14
                                                                            2006     35.65        39.43     108,633.17
                                                                            2007     39.43        36.13      89,156.62
                                                                            2008     36.13        19.19      66,805.26
                                                                            2009     19.19        26.72      59,589.70

MetLife Mid Cap Stock Index Division (Class E)/(c)/........................ 2001     10.42        10.30           0.00
                                                                            2002     10.30         8.62      78,973.23
                                                                            2003      8.62        11.45     223,014.58
                                                                            2004     11.45        13.07     190,838.70
                                                                            2005     13.07        14.44     176,794.28
                                                                            2006     14.44        15.63     153,807.28
                                                                            2007     15.63        16.58     142,204.00
                                                                            2008     16.58        10.40     119,921.71
                                                                            2009     10.40        14.03     105,445.78

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Stock Index Division (Class E)/(c)/........... 2001    $37.68       $35.56           0.00
                                                       2002     35.56        27.18      73,429.97
                                                       2003     27.18        34.27     232,487.84
                                                       2004     34.27        37.27     334,555.05
                                                       2005     37.27        38.36     301,810.28
                                                       2006     38.36        43.57     276,481.35
                                                       2007     43.57        45.09     236,025.99
                                                       2008     45.09        27.90     224,173.71
                                                       2009     27.90        34.65     216,413.47

MFS(R) Research International Division (Class E)/(c)/. 2001      9.01         8.36           0.00
                                                       2002      8.36         7.28      14,134.50
                                                       2003      7.28         9.47      40,564.90
                                                       2004      9.47        11.17      40,356.36
                                                       2005     11.17        12.82      50,325.80
                                                       2006     12.82        16.01      65,068.38
                                                       2007     16.01        17.88      67,475.24
                                                       2008     17.88        10.16      63,115.75
                                                       2009     10.16        13.18      44,920.19

MFS(R) Total Return Division (Class E)/(i)/........... 2004     36.14        39.27       3,841.22
                                                       2005     39.27        39.79      19,800.66
                                                       2006     39.79        43.88      18,561.86
                                                       2007     43.88        45.00      26,133.41
                                                       2008     45.00        34.42      19,043.01
                                                       2009     34.42        40.12      17,976.77

MFS(R) Value Division (Class E)/(c)/.................. 2001     11.62        11.45           0.00
                                                       2002     11.45         9.67     157,233.62
                                                       2003      9.67        11.94     374,576.28
                                                       2004     11.94        13.09     381,446.78
                                                       2005     13.09        12.69     370,944.59
                                                       2006     12.69        14.75     311,742.01
                                                       2007     14.75        13.96     252,505.10
                                                       2008     13.96         9.13     187,770.96
                                                       2009      9.13        10.85     162,561.67

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.35         8.58           0.00
                                                       2002      8.58         7.04     103,380.86
                                                       2003      7.04         9.53     300,308.08
                                                       2004      9.53        11.21     279,646.40
                                                       2005     11.21        12.49     240,656.92
                                                       2006     12.49        15.45     203,566.38
                                                       2007     15.45        16.83     189,661.67
                                                       2008     16.83         9.59     177,187.70
                                                       2009      9.59        12.14     151,261.63

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Neuberger Berman Mid Cap Value Division (Class E)/(c)/..................... 2001    $15.33       $15.01           0.00
                                                                            2002     15.01        13.35      39,868.38
                                                                            2003     13.35        17.94      98,355.96
                                                                            2004     17.94        21.70     139,529.27
                                                                            2005     21.70        23.96     162,780.19
                                                                            2006     23.96        26.27     130,877.69
                                                                            2007     26.27        26.72     110,625.45
                                                                            2008     26.72        13.85      89,005.48
                                                                            2009     13.85        20.17      81,459.34

Oppenheimer Global Equity Division (Class E)/(c)/.......................... 2001     12.87        12.14           0.00
                                                                            2002     12.14        10.03      12,043.68
                                                                            2003     10.03        12.88      48,580.88
                                                                            2004     12.88        14.73      50,623.96
                                                                            2005     14.73        16.85      84,323.91
                                                                            2006     16.85        19.35      69,770.52
                                                                            2007     19.35        20.26      53,041.19
                                                                            2008     20.26        11.87      36,168.26
                                                                            2009     11.87        16.38      32,550.37

PIMCO Total Return Division (Class E)/(c)/................................. 2001     10.24        10.43           0.00
                                                                            2002     10.43        11.24     192,230.30
                                                                            2003     11.24        11.56     457,793.39
                                                                            2004     11.56        11.97     448,711.92
                                                                            2005     11.97        12.06     437,621.91
                                                                            2006     12.06        12.44     339,991.43
                                                                            2007     12.44        13.19     320,435.69
                                                                            2008     13.19        13.05     241,963.04
                                                                            2009     13.05        15.20     226,772.03

RCM Tecnology Division (Class E)/(c)/...................................... 2001      7.04         6.08           0.00
                                                                            2002      6.08         2.96      33,839.41
                                                                            2003      2.96         4.59     204,467.46
                                                                            2004      4.59         4.33     218,860.34
                                                                            2005      4.33         4.74     183,127.85
                                                                            2006      4.74         4.92     114,166.50
                                                                            2007      4.92         6.39     164,987.80
                                                                            2008      6.39         3.49      93,495.91
                                                                            2009      3.49         5.48     130,339.87

Russell 2000(R) Index Division (Class E)/(c)/.............................. 2001     11.99        11.93           0.00
                                                                            2002     11.93         9.33      47,437.21
                                                                            2003      9.33        13.42     152,903.89
                                                                            2004     13.42        15.54     159,019.77
                                                                            2005     15.54        15.99     134,767.43
                                                                            2006     15.99        18.54     124,440.52
                                                                            2007     18.54        17.96      99,969.76
                                                                            2008     17.96        11.75      78,538.42
                                                                            2009     11.75        14.57      80,783.32

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division (Class E)/(c)/..................... 2001    $11.62       $11.48           0.00
                                                                            2002     11.48         8.67      46,957.26
                                                                            2003      8.67        11.16     112,546.54
                                                                            2004     11.16        12.07     145,216.04
                                                                            2005     12.07        12.65     127,320.85
                                                                            2006     12.65        14.08     108,699.39
                                                                            2007     14.08        15.16      88,159.23
                                                                            2008     15.16         8.67      78,559.71
                                                                            2009      8.67        12.22      69,000.95

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/....................... 2001      8.63         8.25           0.00
                                                                            2002      8.25         4.54      49,683.45
                                                                            2003      4.54         6.12      95,673.83
                                                                            2004      6.12         7.12     149,231.13
                                                                            2005      7.12         8.04     151,849.44
                                                                            2006      8.04         8.42     146,926.10
                                                                            2007      8.42         9.76     152,151.38
                                                                            2008      9.76         5.80      88,627.46
                                                                            2009      5.80         8.32      80,658.56

T. Rowe Price Small Cap Growth Division (Class E)/(c)/..................... 2001     12.22        12.02           0.00
                                                                            2002     12.02         8.67      22,446.79
                                                                            2003      8.67        12.01      65,089.51
                                                                            2004     12.01        13.14      90,183.89
                                                                            2005     13.14        14.34      86,962.24
                                                                            2006     14.34        14.65      55,763.37
                                                                            2007     14.65        15.83      36,639.92
                                                                            2008     15.83         9.94      35,351.76
                                                                            2009      9.94        13.59      37,564.51

Western Asset Management Strategic Bond Opportunities Division
  (Class E)/(c)/........................................................... 2001     15.47        15.77           0.00
                                                                            2002     15.77        16.99      47,849.94
                                                                            2003     16.99        18.83     135,043.24
                                                                            2004     18.83        19.75     134,643.80
                                                                            2005     19.75        19.98     156,504.38
                                                                            2006     19.98        20.63     119,427.82
                                                                            2007     20.63        21.12      97,149.91
                                                                            2008     21.12        17.66      63,131.20
                                                                            2009     17.66        22.96      58,766.06

Western Asset Management U.S Government Division (Class E)/(c)/............ 2001     14.39        14.67           0.00
                                                                            2002     14.67        15.55     142,366.92
                                                                            2003     15.55        15.55     181,326.65
                                                                            2004     15.55        15.75     166,629.20
                                                                            2005     15.75        15.76     164,780.37
                                                                            2006     15.76        16.15     123,813.46
                                                                            2007     16.15        16.56     109,662.08
                                                                            2008     16.56        16.24      78,800.63
                                                                            2009     16.24        16.67      80,364.54

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.50 SEPARATE ACCOUNT CHARGE

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/............ 2008   $ 10.00      $  7.00     135,856.26
                                                                       2009      7.00         8.92     362,740.36

American Funds Bond Division+ (Class 2)/(e)/.......................... 2006     14.49        15.19       9,855.83
                                                                       2007     15.19        15.43      68,169.42
                                                                       2008     15.43        13.76      16,239.77
                                                                       2009     13.76        15.24      16,416.12

American Funds Global Small Capitalization Division+ (Class 2)/(a)/... 2001     13.75        13.42           0.00
                                                                       2002     13.42        10.68      32,019.34
                                                                       2003     10.68        16.14      85,398.57
                                                                       2004     16.14        19.19     128,270.84
                                                                       2005     19.19        23.66     149,896.21
                                                                       2006     23.66        28.88     146,893.34
                                                                       2007     28.88        34.49     141,939.77
                                                                       2008     34.49        15.76      93,838.28
                                                                       2009     15.76        25.01      86,284.29

American Funds Growth Allocation Division (Class C)/(i)/.............. 2008      9.99         6.35     323,645.32
                                                                       2009      6.35         8.39     651,597.21

American Funds Growth Division+ (Class 2)/(a)/........................ 2001    121.23       109.75           0.00
                                                                       2002    109.75        81.55      16,230.12
                                                                       2003     81.55       109.74      58,503.83
                                                                       2004    109.74       121.43      69,240.32
                                                                       2005    121.43       138.80      68,272.08
                                                                       2006    138.80       150.48      63,238.49
                                                                       2007    150.48       166.28      54,048.73
                                                                       2008    166.28        91.63      42,147.59
                                                                       2009     91.63       125.66      38,086.04

American Funds Growth-Income Division+ (Class 2)/(a)/................. 2001     85.05        81.63           0.00
                                                                       2002     81.63        65.56      26,270.23
                                                                       2003     65.56        85.41      68,725.41
                                                                       2004     85.41        92.72      96,552.45
                                                                       2005     92.72        96.53      87,866.03
                                                                       2006     96.53       109.39      82,701.17
                                                                       2007    109.39       113.01      69,156.14
                                                                       2008    113.01        69.08      55,948.52
                                                                       2009     69.08        89.18      53,241.27

American Funds Moderate Allocation Division (Class C)/(i)/............ 2008     10.01         7.68     150,934.28
                                                                       2009      7.68         9.33     553,781.88

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $11.66       $13.31         898.96
                                                       2005     13.31        15.42      10,412.08
                                                       2006     15.42        17.66      27,532.51
                                                       2007     17.66        19.15      41,376.10
                                                       2008     19.15        10.52     104,801.03
                                                       2009     10.52        12.63     108,580.54

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.34        12.69      75,066.78
                                                       2005     12.69        12.74     247,085.26
                                                       2006     12.74        13.02     334,610.26
                                                       2007     13.02        13.68     445,572.24
                                                       2008     13.68        14.24     274,872.64
                                                       2009     14.24        14.73     337,451.36

BlackRock Aggressive Growth Division (Class B)........ 2004     33.03        36.59       1,258.67
                                                       2005     36.59        39.81       5,095.42
                                                       2006     39.81        41.76       4,636.17
                                                       2007     41.76        49.46       9,056.66
                                                       2008     49.46        26.38      15,820.16
                                                       2009     26.38        38.75      22,692.16

BlackRock Bond Income Division (Class B).............. 2004     42.41        43.90       8,121.98
                                                       2005     43.90        44.18      23,976.02
                                                       2006     44.18        45.33      46,603.87
                                                       2007     45.33        47.34      53,156.32
                                                       2008     47.34        44.92      45,632.45
                                                       2009     44.92        48.32      49,003.14

BlackRock Diversified Division (Class B).............. 2004     34.70        37.42       6,708.35
                                                       2005     37.42        37.90      16,192.39
                                                       2006     37.90        41.16      17,166.95
                                                       2007     41.16        42.83      25,949.67
                                                       2008     42.83        31.65      22,359.65
                                                       2009     31.65        36.48      15,881.95

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     76.25        76.86       3,123.19
                                                       2008     76.86        47.46       2,638.81
                                                       2009     47.46        55.73       5,023.56

BlackRock Large Cap Division (Class B)/(g)/........... 2004     58.27        64.26         660.74
                                                       2005     64.26        65.41       3,196.09
                                                       2006     65.41        73.35       3,446.55
                                                       2007     73.35        76.90           0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.66        11.76      10,184.66
                                                       2005     11.76        12.23      20,457.74
                                                       2006     12.23        14.35      40,046.14
                                                       2007     14.35        14.58      86,981.14
                                                       2008     14.58         9.32     102,768.79
                                                       2009      9.32        10.19      95,592.49

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $22.97       $25.15       4,013.61
                                                     2005     25.15        26.45       5,817.98
                                                     2006     26.45        27.07      10,293.45
                                                     2007     27.07        31.58      25,712.55
                                                     2008     31.58        19.69      42,512.52
                                                     2009     19.69        26.49      45,361.03

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.92        17.11         965.68
                                                     2007     17.11        17.48       2,704.42
                                                     2008     17.48         9.48       3,396.09
                                                     2009      9.48         9.87           0.00

BlackRock Money Market Division (Class B)........... 2004     21.51        21.42         259.09
                                                     2005     21.42        21.66       1,104.62
                                                     2006     21.66        22.31       1,086.92
                                                     2007     22.31        23.04       2,669.52
                                                     2008     23.04        23.28       7,167.65
                                                     2009     23.28        22.99       2,600.55

BlackRock Strategic Value Division (Class B)........ 2004     16.04        18.04      23,890.52
                                                     2005     18.04        18.47      71,096.64
                                                     2006     18.47        21.18      62,812.31
                                                     2007     21.18        20.10      67,280.87
                                                     2008     20.10        12.16      76,475.72
                                                     2009     12.16        13.52      57,729.14

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.82      68,869.17
                                                     2005     12.82        14.31     153,352.09
                                                     2006     14.31        19.40     234,114.01
                                                     2007     19.40        16.24     216,454.32
                                                     2008     16.24         9.33     201,310.26
                                                     2009      9.33        12.38     174,610.74

Davis Venture Value Division (Class B).............. 2004     28.30        30.43      12,812.49
                                                     2005     30.43        32.98      54,854.72
                                                     2006     32.98        37.14     106,439.73
                                                     2007     37.14        38.18     115,511.86
                                                     2008     38.18        22.74     111,650.26
                                                     2009     22.74        29.50     103,134.11

FI Mid Cap Opportunities Division (Class B)......... 2004     14.55        16.36       5,537.49
                                                     2005     16.36        17.20      16,619.16
                                                     2006     17.20        18.90      25,812.90
                                                     2007     18.90        20.13      33,746.41
                                                     2008     20.13         8.83      34,423.59
                                                     2009      8.83        11.62      46,895.75

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
FI Value Leaders Division (Class B)......................... 2004   $ 22.76      $ 25.65       3,147.34
                                                             2005     25.65        27.91      12,286.58
                                                             2006     27.91        30.70      20,249.35
                                                             2007     30.70        31.43      22,588.52
                                                             2008     31.43        18.85      21,280.45
                                                             2009     18.85        22.56      19,101.15

Harris Oakmark International Division (Class B)............. 2004     12.00        13.92      15,034.47
                                                             2005     13.92        15.67      43,941.33
                                                             2006     15.67        19.89     116,979.16
                                                             2007     19.89        19.37     130,875.13
                                                             2008     19.37        11.28      86,493.10
                                                             2009     11.28        17.23     112,948.34

Janus Forty Division (Class B)/(h)/......................... 2007    142.21       174.34       5,537.10
                                                             2008    174.34        99.61      19,075.41
                                                             2009     99.61       140.18      31,776.44

Jennison Growth Division (Class B)/(b)/..................... 2005      4.04         4.86      14,933.88
                                                             2006      4.86         4.90      18,457.21
                                                             2007      4.90         5.38      21,745.00
                                                             2008      5.38         3.36      21,634.45
                                                             2009      3.36         4.62      55,813.28

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.20         4.39       2,823.50
                                                             2005      4.39         4.00       2,901.14

Lazard Mid Cap Division (Class B)........................... 2004     12.53        13.52       3,170.67
                                                             2005     13.52        14.39       5,764.34
                                                             2006     14.39        16.26      10,443.33
                                                             2007     16.26        15.58      19,091.61
                                                             2008     15.58         9.47      12,186.84
                                                             2009      9.47        12.76      17,404.76

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.58         7.15         783.37
                                                             2005      7.15         8.00      12,890.50
                                                             2006      8.00         7.74      20,501.16
                                                             2007      7.74         7.80      21,600.66
                                                             2008      7.80         4.68      19,814.40
                                                             2009      4.68         6.13      31,168.61

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.28         9.95      11,253.48
                                                             2007      9.95         9.22      13,536.97
                                                             2008      9.22         4.12       7,865.35
                                                             2009      4.12         5.60      21,908.89

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.65         8.47           0.00
                                                             2005      8.47         8.92       3,340.19
                                                             2006      8.92         9.32       3,968.10

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Division (formerly Loomis
  Sayles Small Cap Division) (Class B)................. 2004    $23.18       $26.25       1,486.70
                                                        2005     26.25        27.59       5,538.88
                                                        2006     27.59        31.63      15,151.07
                                                        2007     31.63        34.78      24,118.81
                                                        2008     34.78        21.91      26,557.99
                                                        2009     21.91        28.04      22,246.65

Loomis Sayles Small Cap Growth Division (formerly
  Franklin Templeton Small Cap Growth Division
  Class B))............................................ 2004      8.78         9.71       5,973.74
                                                        2005      9.71         9.99       8,500.33
                                                        2006      9.99        10.80      16,024.40
                                                        2007     10.80        11.10      19,772.47
                                                        2008     11.10         6.41      28,758.13
                                                        2009      6.41         8.19      32,949.80

Lord Abbett Bond Debenture Division (Class B).......... 2004     15.82        16.85       8,869.63
                                                        2005     16.85        16.84      38,509.50
                                                        2006     16.84        18.11      82,258.11
                                                        2007     18.11        19.01     113,548.58
                                                        2008     19.01        15.24      91,664.15
                                                        2009     15.24        20.54     116,459.70

Met/AIM Small Cap Growth Division (Class B)............ 2004     11.33        12.13       1,186.65
                                                        2005     12.13        12.94       3,900.30
                                                        2006     12.94        14.56      10,755.47
                                                        2007     14.56        15.93       7,569.52
                                                        2008     15.93         9.61       6,032.97
                                                        2009      9.61        12.67      11,185.84

Met/Artisan Mid Cap Value Division (formerly Harris
  Oakmark Focused Value Division Class B))............. 2004     29.79        32.30       7,707.84
                                                        2005     32.30        34.91      24,317.59
                                                        2006     34.91        38.58      39,127.30
                                                        2007     38.58        35.31      34,123.62
                                                        2008     35.31        18.74      24,441.89
                                                        2009     18.74        26.06      23,988.33

Met/Franklin Income Division (Class B)/(i)/............ 2008      9.99         7.98      22,497.30
                                                        2009      7.98        10.04      54,635.25

Met/Franklin Mutual Shares Division (Class B)/(i)/..... 2008      9.99         6.59      28,307.85
                                                        2009      6.59         8.11      37,613.21

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/....................................... 2008      9.99         7.02      28,465.63
                                                        2009      7.02         8.90      54,162.32

Met/Templeton Growth Division (Class B)/(i)/........... 2008      9.99         6.56       5,656.27
                                                        2009      6.56         8.57      12,715.04

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Division (Class B).............. 2004    $11.60       $12.99      14,530.92
                                                             2005     12.99        14.33      35,277.12
                                                             2006     14.33        15.51      57,561.77
                                                             2007     15.51        16.43      71,762.73
                                                             2008     16.43        10.29     109,704.46
                                                             2009     10.29        13.87      90,479.49

MetLife Stock Index Division (Class B)...................... 2004     33.44        36.21      38,878.99
                                                             2005     36.21        37.23      84,563.02
                                                             2006     37.23        42.25     116,766.00
                                                             2007     42.25        43.69     145,029.57
                                                             2008     43.69        27.00     167,564.75
                                                             2009     27.00        33.49     196,399.22

MFS(R) Research International Division (Class B)............ 2004      9.71        11.14       2,483.65
                                                             2005     11.14        12.78      14,559.35
                                                             2006     12.78        15.94      68,131.53
                                                             2007     15.94        17.78      69,885.02
                                                             2008     17.78        10.09     101,977.71
                                                             2009     10.09        13.09     115,423.49

MFS(R) Total Return Division (Class B)/(c)/................. 2004     36.14        39.27       3,841.22
                                                             2005     39.27        39.79      19,800.66
                                                             2006     39.79        43.88      18,561.86
                                                             2007     43.88        45.00      26,133.41
                                                             2008     45.00        34.42      19,043.01
                                                             2009     34.42        40.12      17,976.77

MFS(R) Value Division (Class B)............................. 2004     12.06        13.01      32,051.72
                                                             2005     13.01        12.60     145,094.99
                                                             2006     12.60        14.63     171,514.26
                                                             2007     14.63        13.83     129,145.21
                                                             2008     13.83         9.03      75,249.03
                                                             2009      9.03        10.73      76,037.09

Morgan Stanley EAFE(R) Index Division (Class B)............. 2004      9.51        11.05      35,817.84
                                                             2005     11.05        12.29      70,820.80
                                                             2006     12.29        15.19     105,898.99
                                                             2007     15.19        16.54     139,248.50
                                                             2008     16.54         9.42     174,743.98
                                                             2009      9.42        11.90     167,547.33

Neuberger Berman Mid Cap Value Division (Class B)........... 2004     18.45        21.51      17,264.02
                                                             2005     21.51        23.72      75,324.93
                                                             2006     23.72        25.99     131,190.77
                                                             2007     25.99        26.42     162,218.98
                                                             2008     26.42        13.66     146,521.98
                                                             2009     13.66        19.89     137,467.11

Oppenheimer Capital Appreciation Division (Class B)/(d)/.... 2005      7.91         8.58       1,109.96
                                                             2006      8.58         9.10      11,661.01
                                                             2007      9.10        10.24      17,741.03
                                                             2008     10.24         5.45      51,306.85
                                                             2009      5.45         7.72      70,848.08

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class B)................ 2004    $12.66       $14.59       4,876.59
                                                             2005     14.59        16.67      16,102.42
                                                             2006     16.67        19.11      24,727.56
                                                             2007     19.11        20.00      40,301.45
                                                             2008     20.00        11.71      44,205.40
                                                             2009     11.71        16.13      48,675.18

PIMCO Inflation Protected Bond Division (Class B)/(e)/...... 2006     10.96        11.06      13,284.03
                                                             2007     11.06        12.07      48,146.04
                                                             2008     12.07        11.07     230,752.72
                                                             2009     11.07        12.87     310,322.51

PIMCO Total Return Division (Class B)....................... 2004     11.62        12.04      60,186.41
                                                             2005     12.04        12.13     164,114.54
                                                             2006     12.13        12.49     186,335.52
                                                             2007     12.49        13.23     207,441.47
                                                             2008     13.23        13.09     191,272.06
                                                             2009     13.09        15.22     315,771.61

RCM Technology Division (Class B)........................... 2004      4.15         4.32       6,953.90
                                                             2005      4.32         4.72      30,683.81
                                                             2006      4.72         4.90      26,551.62
                                                             2007      4.90         6.35     110,856.01
                                                             2008      6.35         3.47     150,885.29
                                                             2009      3.47         5.44     203,692.85

Russell 2000(R) Index Division (Class B).................... 2004     13.39        15.32      10,365.69
                                                             2005     15.32        15.75      26,872.17
                                                             2006     15.75        18.24      45,549.73
                                                             2007     18.24        17.66      56,624.33
                                                             2008     17.66        11.54      53,606.05
                                                             2009     11.54        14.28      50,731.24

SSgA Growth ETF Division (Class B)/(e)/..................... 2006     10.69        11.40      27,555.86
                                                             2007     11.40        11.86      11,428.25
                                                             2008     11.86         7.83      12,363.97
                                                             2009      7.83         9.96      38,455.84

SSgA Growth and Income ETF Division (Class B)/(e)/.......... 2006     10.50        11.14      22,575.33
                                                             2007     11.14        11.57       1,657.68
                                                             2008     11.57         8.54       5,133.32
                                                             2009      8.54        10.51     162,425.67

T. Rowe Price Large Cap Growth Division (Class B)........... 2004     11.10        12.02      12,504.37
                                                             2005     12.02        12.59      26,904.11
                                                             2006     12.59        14.00      35,578.28
                                                             2007     14.00        15.06      59,614.94
                                                             2008     15.06         8.60      69,218.90
                                                             2009      8.60        12.12      71,086.60

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class B)....................... 2004    $ 6.25       $ 7.08        9,681.38
                                                                       2005      7.08         8.00       27,613.87
                                                                       2006      8.00         8.37       73,879.63
                                                                       2007      8.37         9.70      131,104.09
                                                                       2008      9.70         5.75      137,409.38
                                                                       2009      5.75         8.25      165,004.06

T. Rowe Price Small Cap Growth Division (Class B)..................... 2004     12.29        13.09        3,764.64
                                                                       2005     13.09        14.28        9,555.84
                                                                       2006     14.28        14.58       23,238.89
                                                                       2007     14.58        15.73       26,392.75
                                                                       2008     15.73         9.87       23,113.55
                                                                       2009      9.87        13.48       34,011.32

Western Asset Management Strategic Bond Opportunities Division
  (Class B)........................................................... 2004     18.48        19.57       13,950.16
                                                                       2005     19.57        19.78       76,972.68
                                                                       2006     19.78        20.42      126,437.95
                                                                       2007     20.42        20.86      165,927.32
                                                                       2008     20.86        17.42      124,004.86
                                                                       2009     17.42        22.64       87,947.95

Western Asset Management U.S Government Division (Class B)............ 2004     15.27        15.62       26,011.02
                                                                       2005     15.62        15.61       78,034.48
                                                                       2006     15.61        15.98      118,737.56
                                                                       2007     15.98        16.37      107,325.43
                                                                       2008     16.37        16.04       85,709.84
                                                                       2009     16.04        16.45       90,659.96

MetLife Aggressive Allocation Division (Class B)/(d)/................. 2005      9.99        11.14       15,856.40
                                                                       2006     11.14        12.69       44,186.36
                                                                       2007     12.69        12.91       79,266.94
                                                                       2008     12.91         7.57       78,656.94
                                                                       2009      7.57         9.81       94,729.28

MetLife Conservative Allocation Division (Class B)/(d)/............... 2005      9.99        10.29       20,259.36
                                                                       2006     10.29        10.83       54,698.83
                                                                       2007     10.83        11.27      194,717.78
                                                                       2008     11.27         9.50      332,064.42
                                                                       2009      9.50        11.28      461,630.43

MetLife Conservative to Moderate Allocation Division (Class B)/(d)/... 2005      9.99        10.51       52,342.64
                                                                       2006     10.51        11.33      168,635.18
                                                                       2007     11.33        11.69      395,220.51
                                                                       2008     11.69         9.03      732,472.34
                                                                       2009      9.03        11.00    1,008,766.42

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Moderate Allocation Division (Class B)/(d)/......... 2005   $  9.99      $ 10.74      110,034.54
                                                             2006     10.74        11.83      499,348.99
                                                             2007     11.83        12.16    1,167,489.54
                                                             2008     12.16         8.55    1,323,860.24
                                                             2009      8.55        10.65    1,957,415.14

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/............................................ 2005      9.99        10.96       65,033.37
                                                             2006     10.96        12.34      301,858.85
                                                             2007     12.34        12.62      817,285.72
                                                             2008     12.62         8.06      803,131.65
                                                             2009      8.06        10.26    1,184,921.46

At 1.75 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/................. 2006     14.36        15.04       27,290.50
                                                             2007     15.04        15.27      115,031.70
                                                             2008     15.27        13.60       82,599.38
                                                             2009     13.60        15.05       98,637.75

American Funds Global Small Capitalization Division
  (Class 2)................................................. 2004     16.05        19.06       11,997.08
                                                             2005     19.06        23.48       31,614.64
                                                             2006     23.48        28.63       68,262.25
                                                             2007     28.63        34.16      115,956.39
                                                             2008     34.16        15.60      133,303.40
                                                             2009     15.60        24.72      138,303.97

American Funds Growth Division (Class 2).................... 2004    107.63       118.98        7,893.55
                                                             2005    118.98       135.85       22,647.91
                                                             2006    135.85       147.14       39,329.74
                                                             2007    147.14       162.43       48,154.21
                                                             2008    162.43        89.42       57,498.77
                                                             2009     89.42       122.50       57,219.76

American Funds Growth-Income Division (Class 2)............. 2004     83.76        90.85        7,525.57
                                                             2005     90.85        94.48       18,899.21
                                                             2006     94.48       106.96       30,350.55
                                                             2007    106.96       110.40       43,158.87
                                                             2008    110.40        67.42       42,230.34
                                                             2009     67.42        86.94       47,078.21

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.60 SEPARATE ACCOUNT CHARGE

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/............................... 2006   $ 14.36      $ 15.04       3,602.47
                                                                            2007     15.04        15.27      26,795.36
                                                                            2008     15.27        13.60      23,110.57
                                                                            2009     13.60        15.05      20,625.76

American Funds Global Small Capitalization Division+ (Class 2)/(c)/........ 2001     13.70        13.37           0.00
                                                                            2002     13.37        10.63      50,260.05
                                                                            2003     10.63        16.05      33,583.22
                                                                            2004     16.05        19.06     128,537.65
                                                                            2005     19.06        23.48     142,590.73
                                                                            2006     23.48        28.63     152,181.41
                                                                            2007     28.63        34.16     150,471.52
                                                                            2008     34.16        15.60     106,380.52
                                                                            2009     15.60        24.72     102,365.71

American Funds Growth Division+ (Class 2)/(c)/............................. 2001    119.13       107.80           0.00
                                                                            2002    107.80        80.02      10,214.32
                                                                            2003     80.02       107.58      39,810.16
                                                                            2004    107.58       118.92      64,053.28
                                                                            2005    118.92       135.79      63,053.30
                                                                            2006    135.79       147.07      56,753.68
                                                                            2007    147.07       162.35      49,908.02
                                                                            2008    162.35        89.38      40,843.02
                                                                            2009     89.38       122.44      39,070.82

American Funds Growth-Income Division+ (Class 2)/(c)/...................... 2001     83.58        80.18           0.00
                                                                            2002     80.18        64.34       4,959.21
                                                                            2003     64.34        83.72      44,066.19
                                                                            2004     83.72        90.80      74,849.64
                                                                            2005     90.80        94.43      74,211.75
                                                                            2006     94.43       106.91      69,152.27
                                                                            2007    106.91       110.34      62,927.94
                                                                            2008    110.34        67.38      41,806.81
                                                                            2009     67.38        86.90      39,074.67

Artio International Stock (formerly Julius Baer International Stock
  Division) (Class E)/(c)/................................................. 2001     12.01        11.21           0.00
                                                                            2002     11.21         9.09       4,532.27
                                                                            2003      9.09        11.44      11,902.93
                                                                            2004     11.44        13.29      21,623.90
                                                                            2005     13.29        15.41      35,957.35
                                                                            2006     15.41        17.63      34,052.49
                                                                            2007     17.63        19.12      37,045.63
                                                                            2008     19.12        10.50      32,314.25
                                                                            2009     10.50        12.60      28,133.88

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond
  Index Division) (Class E)/(c)/..................................................... 2001    $11.12       $11.33           0.00
                                                                                      2002     11.33        12.27      58,494.60
                                                                                      2003     12.27        12.50     210,344.65
                                                                                      2004     12.50        12.78     491,673.43
                                                                                      2005     12.78        12.83     460,530.48
                                                                                      2006     12.83        13.12     409,720.50
                                                                                      2007     13.12        13.78     377,855.71
                                                                                      2008     13.78        14.34     259,878.56
                                                                                      2009     14.34        14.84     236,666.63

BlackRock Aggressive Growth Division (Class E)/(c)/.................................. 2001     36.19        34.10           0.00
                                                                                      2002     34.10        23.90       2,861.07
                                                                                      2003     23.90        33.07      14,524.85
                                                                                      2004     33.07        36.70      18,023.58
                                                                                      2005     36.70        39.93      16,332.73
                                                                                      2006     39.93        41.87      15,390.63
                                                                                      2007     41.87        49.60      16,286.47
                                                                                      2008     49.60        26.46      15,839.09
                                                                                      2009     26.46        38.85      14,187.67

BlackRock Bond Income Division (Class E)/(a)/........................................ 2002     41.04        43.25      19,652.89
                                                                                      2003     43.25        44.98      37,113.50
                                                                                      2004     44.98        46.16      42,622.53
                                                                                      2005     46.16        46.45      47,470.82
                                                                                      2006     46.45        47.67      38,522.42
                                                                                      2007     47.67        49.78      38,829.14
                                                                                      2008     49.78        47.24      34,859.94
                                                                                      2009     47.24        50.81      31,588.60

BlackRock Bond Income Division (Class E)/(a)/ (formerly SSR Income Class E).......... 2001     39.58        40.64           0.00
                                                                                      2002     40.64        41.09           0.00

BlackRock Diversified Division (Class E)/(c)/........................................ 2001     36.04        35.10         409.22
                                                                                      2002     35.10        29.73       5,960.15
                                                                                      2003     29.73        35.23      65,994.47
                                                                                      2004     35.23        37.55      72,695.82
                                                                                      2005     37.55        38.04      66,948.04
                                                                                      2006     38.04        41.31      58,566.61
                                                                                      2007     41.31        42.97      57,537.12
                                                                                      2008     42.97        31.76      42,321.30
                                                                                      2009     31.76        36.62      39,943.63

BlackRock Large Cap Core Division* (Class E)/(m)/.................................... 2007     76.23        76.85      15,370.10
                                                                                      2008     76.85        47.45      13,018.91
                                                                                      2009     47.45        55.71      12,000.75

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E) (formerly BlackRock Investment
  Trust)/(c)/.............................................................. 2001    $68.03       $63.45           0.00
                                                                            2002     63.45        46.07       3,991.94
                                                                            2003     46.07        58.96      12,824.81
                                                                            2004     58.96        64.24      24,089.72
                                                                            2005     64.24        65.40      21,248.45
                                                                            2006     65.40        73.33      16,772.72
                                                                            2007     73.33        76.87           0.00

BlackRock Large Cap Value Division (Class E)/(d)/.......................... 2002     10.00         7.91         547.02
                                                                            2003      7.91        10.54      21,598.96
                                                                            2004     10.54        11.76      44,681.26
                                                                            2005     11.76        12.23      47,804.22
                                                                            2006     12.23        14.35      78,485.77
                                                                            2007     14.35        14.58      93,422.52
                                                                            2008     14.58         9.32      59,143.07
                                                                            2009      9.32        10.20      74,522.13

BlackRock Money Market Division (Class E)/(f)/............................. 2003     21.73        21.59         416.51
                                                                            2004     21.59        21.42       4,802.10
                                                                            2005     21.42        21.66       4,720.32
                                                                            2006     21.66        22.31       4,092.73
                                                                            2007     22.31        23.03       4,010.24
                                                                            2008     23.03        23.28       3,862.21
                                                                            2009     23.28        22.98       3,321.69

BlackRock Strategic Value Division (Class E)/(c)/.......................... 2001     14.18        13.93         689.38
                                                                            2002     13.93        10.76      91,901.46
                                                                            2003     10.76        15.88     205,124.95
                                                                            2004     15.88        18.00     309,839.67
                                                                            2005     18.00        18.42     284,193.77
                                                                            2006     18.42        21.14     247,478.57
                                                                            2007     21.14        20.06     209,751.69
                                                                            2008     20.06        12.14     155,793.49
                                                                            2009     12.14        13.49     153,476.13

Davis Venture Value Division (Class E)/(c)/................................ 2001     26.81        26.07         552.10
                                                                            2002     26.07        21.41       2,228.67
                                                                            2003     21.41        27.54      27,983.13
                                                                            2004     27.54        30.40      63,371.98
                                                                            2005     30.40        32.95      63,396.39
                                                                            2006     32.95        37.10      64,584.87
                                                                            2007     37.10        38.12      63,901.79
                                                                            2008     38.12        22.71      54,801.73
                                                                            2009     22.71        29.47      48,549.91

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/....................... 2001    $18.04       $15.52          0.00
                                                                            2002     15.52        10.82     54,192.31
                                                                            2003     10.82        14.33     72,345.81
                                                                            2004     14.33        16.50     76,342.26
                                                                            2005     16.50        17.33     60,450.88
                                                                            2006     17.33        19.05     55,461.48
                                                                            2007     19.05        20.28     48,611.58
                                                                            2008     20.28         8.90     47,544.36
                                                                            2009      8.90        11.72     43,516.62

FI Value Leaders Division (Class E)/(d)/................................... 2002     22.33        18.35        344.36
                                                                            2003     18.35        22.89      4,734.87
                                                                            2004     22.89        25.58      9,998.64
                                                                            2005     25.58        27.83     13,005.67
                                                                            2006     27.83        30.61     20,010.70
                                                                            2007     30.61        31.34     15,000.87
                                                                            2008     31.34        18.80     10,659.00
                                                                            2009     18.80        22.51     10,482.22

Harris Oakmark International Division (Class E)/(d)/....................... 2002     10.58         8.81        257.86
                                                                            2003      8.81        11.72     13,203.02
                                                                            2004     11.72        13.92     59,358.39
                                                                            2005     13.92        15.66     63,924.08
                                                                            2006     15.66        19.88     92,513.91
                                                                            2007     19.88        19.36     85,403.61
                                                                            2008     19.36        11.27     65,831.79
                                                                            2009     11.27        17.23     68,162.19

Jennison Growth Division (Class E)/(c) (g)/................................ 2005      4.03         4.84     48,296.42
                                                                            2006      4.84         4.89     35,917.55
                                                                            2007      4.89         5.36     26,102.53
                                                                            2008      5.36         3.35     17,678.92
                                                                            2009      3.35         4.61     25,789.64

Jennison Growth Division (Class E)/(c) (g)/ (formerly Met/Putnam Voyager
  Division)................................................................ 2001      5.38         4.90          0.00
                                                                            2002      4.90         3.42      5,925.30
                                                                            2003      3.42         4.24     40,814.30
                                                                            2004      4.24         4.37     50,532.37
                                                                            2005      4.37         3.99     50,373.04

Lazard Mid Cap Division (Class E)/(d)/..................................... 2002     11.38         9.65      3,736.83
                                                                            2003      9.65        12.00     17,487.67
                                                                            2004     12.00        13.52     25,697.55
                                                                            2005     13.52        14.40     23,666.59
                                                                            2006     14.40        16.26     17,294.99
                                                                            2007     16.26        15.58     18,295.41
                                                                            2008     15.58         9.47     15,086.65
                                                                            2009      9.47        12.75     17,739.97

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/....................... 2003    $ 5.54       $ 6.74     34,626.57
                                                                            2004      6.74         7.20     45,035.05
                                                                            2005      7.20         8.06     39,699.03
                                                                            2006      8.06         7.80     21,907.69
                                                                            2007      7.80         7.86     16,303.05
                                                                            2008      7.86         4.71     12,589.08
                                                                            2009      4.71         6.18     12,785.58

Legg Mason Partners Aggressive Growth (Class E)/(e)/ (formerly Janus
  Aggressive Growth)....................................................... 2001      8.86         7.73          0.00
                                                                            2002      7.73         5.27     15,617.30
                                                                            2003      5.27         5.54          0.00

Legg Mason Value Equity (Class E)/(c) (l)/................................. 2006      9.30         9.96     30,378.03
                                                                            2007      9.96         9.23     21,734.59
                                                                            2008      9.23         4.12     22,489.67
                                                                            2009      4.12         5.60     25,832.70

Legg Mason Value Equity (Class E)/(c) (l)/ (formerly MFS(R) Investors
  Trust Division).......................................................... 2001      8.68         8.25          0.00
                                                                            2002      8.25         6.47      7,238.41
                                                                            2003      6.47         7.74     14,117.05
                                                                            2004      7.74         8.48     31,628.18
                                                                            2005      8.48         8.93     30,737.30
                                                                            2006      8.93         9.34     25,132.03

Loomis Sayles Small Cap Core Division (Class E) (formerly Loomis Sayles
  Small Cap Division)/(c)/................................................. 2001     22.62        22.12          0.00
                                                                            2002     22.12        17.06        405.03
                                                                            2003     17.06        22.88      3,696.18
                                                                            2004     22.88        26.16      7,319.76
                                                                            2005     26.16        27.49      7,781.13
                                                                            2006     27.49        31.53     13,575.83
                                                                            2007     31.53        34.66     15,606.95
                                                                            2008     34.66        21.83     10,954.83
                                                                            2009     21.83        27.94      9,885.85

Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton Small
  Cap Growth Division (Class E)/(c)/....................................... 2001      9.17         8.78          0.00
                                                                            2002      8.78         6.24     87,945.12
                                                                            2003      6.24         8.88     78,729.98
                                                                            2004      8.88         9.72     69,053.06
                                                                            2005      9.72         9.99     69,997.35
                                                                            2006      9.99        10.80     56,182.52
                                                                            2007     10.80        11.11     36,836.28
                                                                            2008     11.11         6.41     28,509.86
                                                                            2009      6.41         8.20     25,783.44

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/......................... 2002    $10.69       $10.35       5,269.21
                                                                            2003     10.35        12.16      61,536.62
                                                                            2004     12.16        12.95      78,480.75
                                                                            2005     12.95        12.95      95,558.26
                                                                            2006     12.95        13.92     106,900.37
                                                                            2007     13.92        14.62      80,964.05
                                                                            2008     14.62        11.72      55,750.72
                                                                            2009     11.72        15.79      60,644.67

Lord Abbett Bond Debenture Division (Class E)/(b)/ (formerly Loomis Sayles
  High Yield Bond Division)................................................ 2001     10.67        10.40           0.00
                                                                            2002     10.40        10.69           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/........................... 2002     11.21         8.47       2,943.67
                                                                            2003      8.47        11.58      19,935.27
                                                                            2004     11.58        12.15      30,221.45
                                                                            2005     12.15        12.97      27,847.43
                                                                            2006     12.97        14.58      27,312.09
                                                                            2007     14.58        15.96      15,643.93
                                                                            2008     15.96         9.63      15,671.83
                                                                            2009      9.63        12.69      12,342.17

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value
  Division) (Class E)/(c)/................................................. 2001     24.99        25.82           0.00
                                                                            2002     25.82        23.13      53,739.83
                                                                            2003     23.13        30.15     101,690.43
                                                                            2004     30.15        32.57     145,020.25
                                                                            2005     32.57        35.20     144,749.46
                                                                            2006     35.20        38.90     110,653.46
                                                                            2007     38.90        35.60      99,062.45
                                                                            2008     35.60        18.89      69,854.83
                                                                            2009     18.89        26.28      64,618.64

MetLife Mid Cap Stock Index Division (Class E)/(c)/........................ 2001     10.40        10.29           0.00
                                                                            2002     10.29         8.60      25,550.08
                                                                            2003      8.60        11.41     103,605.72
                                                                            2004     11.41        13.01     225,411.46
                                                                            2005     13.01        14.36     224,579.71
                                                                            2006     14.36        15.53     217,458.83
                                                                            2007     15.53        16.45     195,780.63
                                                                            2008     16.45        10.31     136,150.21
                                                                            2009     10.31        13.89     126,981.16

MetLife Stock Index Division (Class E)/(c)/................................ 2001     37.26        35.15         271.19
                                                                            2002     35.15        26.84      12,940.91
                                                                            2003     26.84        33.81      92,140.62
                                                                            2004     33.81        36.72     256,357.39
                                                                            2005     36.72        37.76     241,434.67
                                                                            2006     37.76        42.85     202,424.49
                                                                            2007     42.85        44.30     184,094.62
                                                                            2008     44.30        27.38     170,802.69
                                                                            2009     27.38        33.97     154,833.85

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/...................... 2001    $ 9.01       $ 8.36           0.00
                                                                            2002      8.36         7.26       6,530.97
                                                                            2003      7.26         9.45      15,749.60
                                                                            2004      9.45        11.12      20,155.59
                                                                            2005     11.12        12.76      26,995.69
                                                                            2006     12.76        15.92      45,480.70
                                                                            2007     15.92        17.76      56,182.22
                                                                            2008     17.76        10.08      50,625.98
                                                                            2009     10.08        13.07      42,610.53

MFS(R) Total Return Division (Class E)/(i)/................................ 2004     35.53        38.58       2,372.87
                                                                            2005     38.58        39.05      24,860.40
                                                                            2006     39.05        43.02      30,424.70
                                                                            2007     43.02        44.08      41,943.27
                                                                            2008     44.08        33.68      50,483.60
                                                                            2009     33.68        39.22      39,770.66

MFS(R) Value Division (Class E)/(c)/....................................... 2001     11.59        11.41         842.25
                                                                            2002     11.41         9.63     101,695.49
                                                                            2003      9.63        11.88     185,167.26
                                                                            2004     11.88        13.01     256,273.56
                                                                            2005     13.01        12.60     254,824.41
                                                                            2006     12.60        14.63     231,537.60
                                                                            2007     14.63        13.83     208,773.93
                                                                            2008     13.83         9.03     134,853.70
                                                                            2009      9.03        10.73     123,745.63

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/....................... 2001      9.33         8.55       1,134.44
                                                                            2002      8.55         7.01      25,760.25
                                                                            2003      7.01         9.48     133,476.39
                                                                            2004      9.48        11.14     287,065.06
                                                                            2005     11.14        12.40     272,867.19
                                                                            2006     12.40        15.33     232,173.38
                                                                            2007     15.33        16.68     232,062.93
                                                                            2008     16.68         9.49     162,142.98
                                                                            2009      9.49        12.00     149,009.12

Neuberger Berman Mid Cap Value Division (Class E)/(c)/..................... 2001     15.29        14.97           0.00
                                                                            2002     14.97        13.30       6,269.48
                                                                            2003     13.30        17.85      31,952.14
                                                                            2004     17.85        21.57      89,084.49
                                                                            2005     21.57        23.79     111,909.44
                                                                            2006     23.79        26.06     101,661.82
                                                                            2007     26.06        26.48      89,607.53
                                                                            2008     26.48        13.71      91,618.06
                                                                            2009     13.71        19.94      82,286.56

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/.......................... 2001    $12.82       $12.08         798.99
                                                                            2002     12.08         9.97      59,029.65
                                                                            2003      9.97        12.79      50,809.38
                                                                            2004     12.79        14.62      30,241.53
                                                                            2005     14.62        16.71      36,252.15
                                                                            2006     16.71        19.16      39,787.21
                                                                            2007     19.16        20.04      35,420.70
                                                                            2008     20.04        11.73      29,180.26
                                                                            2009     11.73        16.18      28,216.37

PIMCO Total Return Division (Class E)/(c)/................................. 2001     10.24        10.42       1,850.40
                                                                            2002     10.42        11.22      60,604.80
                                                                            2003     11.22        11.53     169,677.41
                                                                            2004     11.53        11.92     280,191.91
                                                                            2005     11.92        12.01     273,415.16
                                                                            2006     12.01        12.37     230,979.81
                                                                            2007     12.37        13.10     184,999.63
                                                                            2008     13.10        12.95     144,421.80
                                                                            2009     12.95        15.07     156,672.12

RCM Tecnology Division (Class E)/(c)/...................................... 2001      7.04         6.08           0.00
                                                                            2002      6.08         2.95       8,671.20
                                                                            2003      2.95         4.58     113,791.22
                                                                            2004      4.58         4.31     183,366.81
                                                                            2005      4.31         4.72     147,301.34
                                                                            2006      4.72         4.89     126,962.77
                                                                            2007      4.89         6.35     177,287.90
                                                                            2008      6.35         3.46     148,694.94
                                                                            2009      3.46         5.43     174,983.90

Russell 2000(R) Index Division (Class E)/(c)/.............................. 2001     11.96        11.89           0.00
                                                                            2002     11.89         9.29      16,474.52
                                                                            2003      9.29        13.36      64,591.94
                                                                            2004     13.36        15.44     105,022.07
                                                                            2005     15.44        15.87      99,246.07
                                                                            2006     15.87        18.39      81,405.18
                                                                            2007     18.39        17.79      69,065.26
                                                                            2008     17.79        11.63      59,133.65
                                                                            2009     11.63        14.41      59,865.96

T. Rowe Price Large Cap Growth Division (Class E)/(c)/..................... 2001     11.59        11.44           0.00
                                                                            2002     11.44         8.64       3,940.27
                                                                            2003      8.64        11.10      33,643.59
                                                                            2004     11.10        11.99      69,107.79
                                                                            2005     11.99        12.56      64,461.91
                                                                            2006     12.56        13.97      72,983.39
                                                                            2007     13.97        15.02      61,879.65
                                                                            2008     15.02         8.58      53,597.70
                                                                            2009      8.58        12.09      46,240.67

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/....................... 2001    $ 8.63       $ 8.24           0.00
                                                                            2002      8.24         4.53       5,929.63
                                                                            2003      4.53         6.10      42,207.20
                                                                            2004      6.10         7.09      80,945.59
                                                                            2005      7.09         8.00      90,556.35
                                                                            2006      8.00         8.37     100,788.98
                                                                            2007      8.37         9.69     120,524.47
                                                                            2008      9.69         5.76      93,622.77
                                                                            2009      5.76         8.24      87,685.04

T. Rowe Price Small Cap Growth Division (Class E)/(c)/..................... 2001     12.16        11.96           0.00
                                                                            2002     11.96         8.62       1,569.75
                                                                            2003      8.62        11.93      25,339.99
                                                                            2004     11.93        13.03      43,390.83
                                                                            2005     13.03        14.22      29,163.60
                                                                            2006     14.22        14.51      30,804.38
                                                                            2007     14.51        15.66      27,747.03
                                                                            2008     15.66         9.82      26,696.26
                                                                            2009      9.82        13.41      25,647.72

Western Asset Management Strategic Bond Opportunities Division
  (Class E)/(c)/........................................................... 2001     15.37        15.66           0.00
                                                                            2002     15.66        16.85      38,992.83
                                                                            2003     16.85        18.66      63,281.83
                                                                            2004     18.66        19.55     137,096.33
                                                                            2005     19.55        19.75     145,499.72
                                                                            2006     19.75        20.38     102,957.82
                                                                            2007     20.38        20.84      94,541.36
                                                                            2008     20.84        17.41      76,323.43
                                                                            2009     17.41        22.61      70,966.97

Western Asset Management U.S Government Division (Class E)/(c)/............ 2001     14.29        14.56           0.00
                                                                            2002     14.56        15.42      40,568.39
                                                                            2003     15.42        15.41      47,499.44
                                                                            2004     15.41        15.59      58,788.42
                                                                            2005     15.59        15.59      63,276.92
                                                                            2006     15.59        15.95      50,359.82
                                                                            2007     15.95        16.35      41,529.52
                                                                            2008     16.35        16.02      35,385.34
                                                                            2009     16.02        16.42      34,837.97

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.65 SEPARATE ACCOUNT CHARGE

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/............................... 2006   $ 14.30      $ 14.97     11,049.75
                                                                            2007     14.97        15.19     20,204.36
                                                                            2008     15.19        13.52      4,521.35
                                                                            2009     13.52        14.95      7,742.30

American Funds Global Small Capitalization Division+ (Class 2)/(c)/........ 2001     13.68        13.35          0.00
                                                                            2002     13.35        10.61      5,433.81
                                                                            2003     10.61        16.00     21,510.49
                                                                            2004     16.00        19.00     47,884.39
                                                                            2005     19.00        23.39     47,538.52
                                                                            2006     23.39        28.50     55,052.75
                                                                            2007     28.50        33.99     61,494.55
                                                                            2008     33.99        15.51     37,206.10
                                                                            2009     15.51        24.58     38,931.64

American Funds Growth Division+ (Class 2)/(c)/............................. 2001    118.09       106.84          0.00
                                                                            2002    106.84        79.27      4,653.65
                                                                            2003     79.27       106.52     13,948.66
                                                                            2004    106.52       117.68     17,556.29
                                                                            2005    117.68       134.31     18,899.19
                                                                            2006    134.31       145.40     18,346.30
                                                                            2007    145.40       160.42     15,964.61
                                                                            2008    160.42        88.27     11,078.19
                                                                            2009     88.27       120.87      8,703.94

American Funds Growth-Income Division+ (Class 2)/(c)/...................... 2001     82.85        79.47          0.00
                                                                            2002     79.47        63.73      6,550.73
                                                                            2003     63.73        82.89     22,621.15
                                                                            2004     82.89        89.86     31,348.41
                                                                            2005     89.86        93.41     23,724.36
                                                                            2006     93.41       105.69     19,735.20
                                                                            2007    105.69       109.03     15,766.98
                                                                            2008    109.03        66.55     11,621.18
                                                                            2009     66.55        85.78     10,270.02

Artio International Stock (formerly Julius Baer International Stock
  Division) (Class E)/(c)/................................................. 2001     11.95        11.16          0.00
                                                                            2002     11.16         9.04      4,373.56
                                                                            2003      9.04        11.37      7,106.89
                                                                            2004     11.37        13.20     10,816.58
                                                                            2005     13.20        15.30     19,130.74
                                                                            2006     15.30        17.50     23,467.36
                                                                            2007     17.50        18.96     15,831.73
                                                                            2008     18.96        10.41     12,307.70
                                                                            2009     10.41        12.48     13,429.70

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond
  Index Division) (Class E)/(c)/..................................................... 2001    $11.11       $11.31           0.00
                                                                                      2002     11.31        12.25      96,438.86
                                                                                      2003     12.25        12.46     242,877.17
                                                                                      2004     12.46        12.74     323,883.67
                                                                                      2005     12.74        12.79     258,565.00
                                                                                      2006     12.79        13.07     192,160.94
                                                                                      2007     13.07        13.71     163,276.28
                                                                                      2008     13.71        14.27      95,506.01
                                                                                      2009     14.27        14.75      88,232.01

BlackRock Aggressive Growth Division (Class E)/(c)/.................................. 2001     35.95        33.87           0.00
                                                                                      2002     33.87        23.72         475.18
                                                                                      2003     23.72        32.81      11,117.02
                                                                                      2004     32.81        36.40       5,263.32
                                                                                      2005     36.40        39.58       4,507.47
                                                                                      2006     39.58        41.48       3,349.95
                                                                                      2007     41.48        49.11       3,720.71
                                                                                      2008     49.11        26.19       3,469.37
                                                                                      2009     26.19        38.43       2,659.55

BlackRock Bond Income Division (Class E)/(a)/........................................ 2002     40.66        42.83      10,272.63
                                                                                      2003     42.83        44.52      21,404.04
                                                                                      2004     44.52        45.67      26,012.22
                                                                                      2005     45.67        45.93      23,754.49
                                                                                      2006     45.93        47.11      19,602.77
                                                                                      2007     47.11        49.17      16,715.47
                                                                                      2008     49.17        46.64      10,842.32
                                                                                      2009     46.64        50.14       8,881.56

BlackRock Bond Income Division (Class E)/(a)/ (formerly SSR Income Class E).......... 2001     39.22        40.26           0.00
                                                                                      2002     40.26        40.70           0.00

BlackRock Diversified Division (Class E)/(c)/........................................ 2001     35.77        34.83           0.00
                                                                                      2002     34.83        29.49      10,779.15
                                                                                      2003     29.49        34.93      32,182.31
                                                                                      2004     34.93        37.20      30,935.25
                                                                                      2005     37.20        37.67      21,230.83
                                                                                      2006     37.67        40.88      15,218.37
                                                                                      2007     40.88        42.51      12,319.20
                                                                                      2008     42.51        31.41       8,350.17
                                                                                      2009     31.41        36.19       7,619.98

BlackRock Large Cap Core Division* (Class E)/(m)/.................................... 2007     75.33        75.91       4,265.45
                                                                                      2008     75.91        46.85       3,824.78
                                                                                      2009     46.85        54.97       3,160.54

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E) (formerly BlackRock Investment
  Trust)/(c)/.............................................................. 2001    $67.42       $62.86           0.00
                                                                            2002     62.86        45.62       2,290.86
                                                                            2003     45.62        58.36      11,483.80
                                                                            2004     58.36        63.55       9,152.51
                                                                            2005     63.55        64.67       5,056.12
                                                                            2006     64.67        72.47       4,687.33
                                                                            2007     72.47        75.96           0.00

BlackRock Large Cap Value Division (Class E)/(d)/.......................... 2002     10.00         7.91       1,871.28
                                                                            2003      7.91        10.53      26,518.17
                                                                            2004     10.53        11.74      25,909.78
                                                                            2005     11.74        12.21      16,736.83
                                                                            2006     12.21        14.31      21,642.24
                                                                            2007     14.31        14.54      20,295.57
                                                                            2008     14.54         9.29      31,979.55
                                                                            2009      9.29        10.16      17,536.34

BlackRock Money Market Division (Class E)/(f)/............................. 2003     21.52        21.37     197,429.98
                                                                            2004     21.37        21.19     156,476.24
                                                                            2005     21.19        21.42     103,605.08
                                                                            2006     21.42        22.05      97,461.14
                                                                            2007     22.05        22.76     103,836.48
                                                                            2008     22.76        22.99     134,957.31
                                                                            2009     22.99        22.68     103,633.95

BlackRock Strategic Value Division (Class E)/(c)/.......................... 2001     14.18        13.92           0.00
                                                                            2002     13.92        10.75      30,235.93
                                                                            2003     10.75        15.86      90,367.52
                                                                            2004     15.86        17.96     100,432.05
                                                                            2005     17.96        18.37      71,401.86
                                                                            2006     18.37        21.08      53,394.82
                                                                            2007     21.08        19.99      38,195.63
                                                                            2008     19.99        12.09      29,997.64
                                                                            2009     12.09        13.43      24,271.17

Davis Venture Value Division (Class E)/(c)/................................ 2001     26.72        25.97           0.00
                                                                            2002     25.97        21.32       2,465.58
                                                                            2003     21.32        27.42       8,223.47
                                                                            2004     27.42        30.24      16,266.92
                                                                            2005     30.24        32.76      17,865.06
                                                                            2006     32.76        36.87      17,157.19
                                                                            2007     36.87        37.87      18,197.55
                                                                            2008     37.87        22.55      11,896.07
                                                                            2009     22.55        29.24       7,250.97

FI Mid Cap Opportunities Division (Class E)/(c) (h)/....................... 2001     18.00        15.48           0.00
                                                                            2002     15.48        10.79       3,562.42
                                                                            2003     10.79        14.28      10,960.78
                                                                            2004     14.28        16.43      26,607.25
                                                                            2005     16.43        17.25      23,598.05
                                                                            2006     17.25        18.95      23,250.27
                                                                            2007     18.95        20.17      17,824.40
                                                                            2008     20.17         8.85      12,513.78
                                                                            2009      8.85        11.64      10,936.65

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/................................... 2002    $22.23       $18.26        734.72
                                                                            2003     18.26        22.77      1,435.43
                                                                            2004     22.77        25.43      4,129.33
                                                                            2005     25.43        27.65      6,228.53
                                                                            2006     27.65        30.40      8,031.61
                                                                            2007     30.40        31.11      5,063.76
                                                                            2008     31.11        18.66      2,761.25
                                                                            2009     18.66        22.33      2,268.99

Harris Oakmark International Division (Class E)/(d)/....................... 2002     10.58         8.81        557.90
                                                                            2003      8.81        11.71     15,937.45
                                                                            2004     11.71        13.90     27,231.82
                                                                            2005     13.90        15.62     48,626.25
                                                                            2006     15.62        19.83     57,524.79
                                                                            2007     19.83        19.30     37,242.55
                                                                            2008     19.30        11.23     17,628.67
                                                                            2009     11.23        17.16     21,883.76

Jennison Growth Division (Class E)/(c) (g)/................................ 2005      4.02         4.82      4,794.05
                                                                            2006      4.82         4.87      9,278.95
                                                                            2007      4.87         5.34      6,093.91
                                                                            2008      5.34         3.33      6,441.64
                                                                            2009      3.33         4.58      6,616.21

Jennison Growth Division (Class E)/(c) (g)/ (formerly Met/Putnam Voyager
  Division)................................................................ 2001      5.37         4.90          0.00
                                                                            2002      4.90         3.42      1,492.87
                                                                            2003      3.42         4.23      9,294.38
                                                                            2004      4.23         4.36      1,931.55
                                                                            2005      4.36         3.98      1,537.07

Lazard Mid Cap Division (Class E)/(d)/..................................... 2002     11.38         9.64        951.01
                                                                            2003      9.64        11.99     16,090.55
                                                                            2004     11.99        13.49     21,366.82
                                                                            2005     13.49        14.37     16,054.05
                                                                            2006     14.37        16.22     16,678.76
                                                                            2007     16.22        15.53     19,916.61
                                                                            2008     15.53         9.43      7,689.89
                                                                            2009      9.43        12.70      3,208.28

Legg Mason Partners Aggressive Growth (Class E)/(e)/....................... 2003      5.53         6.73     11,784.81
                                                                            2004      6.73         7.19      3,090.76
                                                                            2005      7.19         8.04      4,774.01
                                                                            2006      8.04         7.78      9,012.35
                                                                            2007      7.78         7.83      5,055.75
                                                                            2008      7.83         4.69      4,328.05
                                                                            2009      4.69         6.16      2,764.06

Legg Mason Partners Aggressive Growth (Class E)/(e)/ (formerly Janus
  Aggressive Growth)....................................................... 2001      8.86         7.73          0.00
                                                                            2002      7.73         5.27      4,955.25
                                                                            2003      5.27         5.53          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Value Equity (Class E)/(c) (l)/............... 2006    $ 9.26       $ 9.92      3,831.37
                                                          2007      9.92         9.19      3,187.43
                                                          2008      9.19         4.10      3,491.18
                                                          2009      4.10         5.57      3,065.85

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.67         8.23          0.00
                                                          2002      8.23         6.46        398.10
                                                          2003      6.46         7.72     15,428.45
                                                          2004      7.72         8.45      9,379.60
                                                          2005      8.45         8.90      3,932.27
                                                          2006      8.90         9.30      3,926.65

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     22.54        22.04          0.00
                                                          2002     22.04        16.98        785.43
                                                          2003     16.98        22.77      2,946.99
                                                          2004     22.77        26.03      4,237.26
                                                          2005     26.03        27.33      5,334.87
                                                          2006     27.33        31.33      6,476.43
                                                          2007     31.33        34.43      4,129.06
                                                          2008     34.43        21.67      3,384.67
                                                          2009     21.67        27.73      1,951.59

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.17         8.78          0.00
                                                          2002      8.78         6.23      3,928.09
                                                          2003      6.23         8.87     19,763.43
                                                          2004      8.87         9.70     21,407.68
                                                          2005      9.70         9.97     15,213.23
                                                          2006      9.97        10.77     10,734.67
                                                          2007     10.77        11.07      8,697.45
                                                          2008     11.07         6.39      5,407.86
                                                          2009      6.39         8.16      5,809.87

Lord Abbett Bond Debenture Division (Class E)/(b)/....... 2002     10.66        10.32      5,875.58
                                                          2003     10.32        12.12     62,740.59
                                                          2004     12.12        12.90     46,779.36
                                                          2005     12.90        12.90     39,674.00
                                                          2006     12.90        13.85     57,821.83
                                                          2007     13.85        14.54     31,208.97
                                                          2008     14.54        11.65     24,793.16
                                                          2009     11.65        15.69     27,964.03

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division)...... 2001     10.64        10.37          0.00
                                                          2002     10.37        10.66          0.00

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Met/AIM Small Cap Growth Division (Class E)/(d)/........................... 2002    $11.21       $ 8.46         416.76
                                                                            2003      8.46        11.57       3,082.61
                                                                            2004     11.57        12.13       5,425.25
                                                                            2005     12.13        12.94       2,892.63
                                                                            2006     12.94        14.55       2,296.18
                                                                            2007     14.55        15.91       5,764.11
                                                                            2008     15.91         9.59       5,400.68
                                                                            2009      9.59        12.64       2,291.57

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value
  Division) (Class E)/(c)/................................................. 2001     24.88        25.71           0.00
                                                                            2002     25.71        23.02      11,986.43
                                                                            2003     23.02        29.99      30,818.04
                                                                            2004     29.99        32.38      38,051.70
                                                                            2005     32.38        34.98      37,166.33
                                                                            2006     34.98        38.63      28,597.30
                                                                            2007     38.63        35.34      20,035.21
                                                                            2008     35.34        18.74      11,485.60
                                                                            2009     18.74        26.06       9,615.58

MetLife Mid Cap Stock Index Division (Class E)/(c)/........................ 2001     10.40        10.28           0.00
                                                                            2002     10.28         8.59      36,618.07
                                                                            2003      8.59        11.39      89,355.97
                                                                            2004     11.39        12.98      72,807.65
                                                                            2005     12.98        14.32      61,119.82
                                                                            2006     14.32        15.48      46,587.87
                                                                            2007     15.48        16.39      40,786.78
                                                                            2008     16.39        10.26      39,596.61
                                                                            2009     10.26        13.83      26,965.64

MetLife Stock Index Division (Class E)/(c)/................................ 2001     37.05        34.94           0.00
                                                                            2002     34.94        26.67      42,323.92
                                                                            2003     26.67        33.58     106,327.26
                                                                            2004     33.58        36.45     135,338.06
                                                                            2005     36.45        37.47     109,128.30
                                                                            2006     37.47        42.49      81,941.48
                                                                            2007     42.49        43.91      67,036.12
                                                                            2008     43.91        27.13      57,933.47
                                                                            2009     27.13        33.64      50,321.09

MFS(R) Research International Division (Class E)/(c)/...................... 2001      9.00         8.35           0.00
                                                                            2002      8.35         7.26       2,213.82
                                                                            2003      7.26         9.43       7,079.60
                                                                            2004      9.43        11.10       8,159.69
                                                                            2005     11.10        12.72       6,648.82
                                                                            2006     12.72        15.87      22,985.81
                                                                            2007     15.87        17.70      24,792.65
                                                                            2008     17.70        10.04      23,232.04
                                                                            2009     10.04        13.01      15,702.82

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MFS(R) Total Return Division (Class E)/(i)/................................ 2004    $35.23       $38.24       4,251.94
                                                                            2005     38.24        38.69       7,910.43
                                                                            2006     38.69        42.60       6,982.51
                                                                            2007     42.60        43.63       7,881.47
                                                                            2008     43.63        33.32       7,731.63
                                                                            2009     33.32        38.77       5,617.31

MFS(R) Value Division (Class E)/(c)/....................................... 2001     11.57        11.40           0.00
                                                                            2002     11.40         9.61      33,394.38
                                                                            2003      9.61        11.84      82,579.35
                                                                            2004     11.84        12.97     113,615.88
                                                                            2005     12.97        12.56      95,288.30
                                                                            2006     12.56        14.57      78,448.29
                                                                            2007     14.57        13.77      57,758.54
                                                                            2008     13.77         8.99      41,589.93
                                                                            2009      8.99        10.67      36,434.56

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/....................... 2001      9.32         8.54           0.00
                                                                            2002      8.54         7.00      54,870.76
                                                                            2003      7.00         9.46     144,231.71
                                                                            2004      9.46        11.11     115,105.83
                                                                            2005     11.11        12.35      87,206.62
                                                                            2006     12.35        15.26      84,792.72
                                                                            2007     15.26        16.60      66,211.48
                                                                            2008     16.60         9.44      49,112.93
                                                                            2009      9.44        11.94      37,078.00

Neuberger Berman Mid Cap Value Division (Class E)/(c)/..................... 2001     15.27        14.94           0.00
                                                                            2002     14.94        13.27      10,022.41
                                                                            2003     13.27        17.80      20,734.88
                                                                            2004     17.80        21.50      57,168.96
                                                                            2005     21.50        23.71      59,794.24
                                                                            2006     23.71        25.95      39,707.62
                                                                            2007     25.95        26.36      35,049.75
                                                                            2008     26.36        13.64      23,169.25
                                                                            2009     13.64        19.83      15,365.19

Oppenheimer Global Equity Division (Class E)/(c)/.......................... 2001     12.79        12.05           0.00
                                                                            2002     12.05         9.94       1,548.73
                                                                            2003      9.94        12.75       5,390.09
                                                                            2004     12.75        14.56       5,071.74
                                                                            2005     14.56        16.63      11,373.43
                                                                            2006     16.63        19.06      11,057.32
                                                                            2007     19.06        19.93      10,974.17
                                                                            2008     19.93        11.66       7,344.86
                                                                            2009     11.66        16.07       5,991.98

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
PIMCO Total Return Division (Class E)/(c)/................................. 2001    $10.24       $10.42           0.00
                                                                            2002     10.42        11.21      55,315.06
                                                                            2003     11.21        11.51     113,905.47
                                                                            2004     11.51        11.90     129,642.54
                                                                            2005     11.90        11.98     117,484.49
                                                                            2006     11.98        12.33     104,817.34
                                                                            2007     12.33        13.06      81,641.65
                                                                            2008     13.06        12.90      67,345.50
                                                                            2009     12.90        15.00      60,060.17

RCM Tecnology Division (Class E)/(c)/...................................... 2001      7.04         6.08           0.00
                                                                            2002      6.08         2.95       1,924.22
                                                                            2003      2.95         4.57     118,041.94
                                                                            2004      4.57         4.30      69,091.57
                                                                            2005      4.30         4.71      45,966.33
                                                                            2006      4.71         4.88      40,365.66
                                                                            2007      4.88         6.32      69,206.13
                                                                            2008      6.32         3.45      30,019.11
                                                                            2009      3.45         5.41      69,036.54

Russell 2000(R) Index Division (Class E)/(c)/.............................. 2001     11.94        11.87           0.00
                                                                            2002     11.87         9.27      22,404.84
                                                                            2003      9.27        13.32      58,941.26
                                                                            2004     13.32        15.40      49,381.26
                                                                            2005     15.40        15.81      33,606.31
                                                                            2006     15.81        18.31      36,172.64
                                                                            2007     18.31        17.71      28,740.09
                                                                            2008     17.71        11.57      35,072.74
                                                                            2009     11.57        14.33      22,981.12

T. Rowe Price Large Cap Growth Division (Class E)/(c)/..................... 2001     11.57        11.42           0.00
                                                                            2002     11.42         8.62       4,831.74
                                                                            2003      8.62        11.07      23,065.50
                                                                            2004     11.07        11.96      25,824.19
                                                                            2005     11.96        12.52      71,171.71
                                                                            2006     12.52        13.91      63,250.49
                                                                            2007     13.91        14.95      43,920.87
                                                                            2008     14.95         8.53      33,263.74
                                                                            2009      8.53        12.02      32,582.66

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/....................... 2001      8.63         8.23           0.00
                                                                            2002      8.23         4.53       5,976.56
                                                                            2003      4.53         6.10      34,028.06
                                                                            2004      6.10         7.08      36,633.80
                                                                            2005      7.08         7.98      46,792.70
                                                                            2006      7.98         8.35      38,708.87
                                                                            2007      8.35         9.66      58,323.81
                                                                            2008      9.66         5.74      35,760.39
                                                                            2009      5.74         8.21      21,249.23

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class E)/(c)/..................... 2001    $12.14       $11.93          0.00
                                                                            2002     11.93         8.59      4,643.13
                                                                            2003      8.59        11.89     25,344.62
                                                                            2004     11.89        12.98     20,175.49
                                                                            2005     12.98        14.15     18,832.17
                                                                            2006     14.15        14.43     18,951.70
                                                                            2007     14.43        15.57     13,793.22
                                                                            2008     15.57         9.76     13,273.43
                                                                            2009      9.76        13.33     10,256.21

Western Asset Management Strategic Bond Opportunities Division (Class
  E)/(c)/.................................................................. 2001     15.31        15.60          0.00
                                                                            2002     15.60        16.78     12,246.45
                                                                            2003     16.78        18.57     48,159.00
                                                                            2004     18.57        19.45     58,749.91
                                                                            2005     19.45        19.64     57,914.26
                                                                            2006     19.64        20.26     39,654.32
                                                                            2007     20.26        20.70     37,384.92
                                                                            2008     20.70        17.28     19,902.98
                                                                            2009     17.28        22.44     12,885.44

Western Asset Management U.S Government Division (Class E)/(c)/............ 2001     14.24        14.51          0.00
                                                                            2002     14.51        15.36     77,484.37
                                                                            2003     15.36        15.34     36,893.18
                                                                            2004     15.34        15.51     61,533.63
                                                                            2005     15.51        15.50     52,941.33
                                                                            2006     15.50        15.85     31,199.16
                                                                            2007     15.85        16.24     28,526.17
                                                                            2008     16.24        15.90     18,471.16
                                                                            2009     15.90        16.30     20,551.61

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.70 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 14.23      $ 14.89     110,668.18
                                                       2007     14.89        15.11     252,107.71
                                                       2008     15.11        13.44     158,993.33
                                                       2009     13.44        14.86     118,527.47

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.66        13.32           0.00
                                                       2002     13.32        10.59      32,229.47
                                                       2003     10.59        15.96     171,695.10
                                                       2004     15.96        18.93     369,097.08
                                                       2005     18.93        23.30     429,939.53
                                                       2006     23.30        28.38     467,603.88
                                                       2007     28.38        33.83     501,389.85
                                                       2008     33.83        15.43     399,490.96
                                                       2009     15.43        24.44     293,090.40

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    117.06       105.89           0.00
                                                       2002    105.89        78.52      21,502.34
                                                       2003     78.52       105.46     124,946.44
                                                       2004    105.46       116.46     226,287.64
                                                       2005    116.46       132.85     227,880.56
                                                       2006    132.85       143.74     219,738.44
                                                       2007    143.74       158.52     200,783.72
                                                       2008    158.52        87.18     165,466.58
                                                       2009     87.18       119.31     122,803.65

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     82.13        78.76           0.00
                                                       2002     78.76        63.13      26,184.96
                                                       2003     63.13        82.07     152,150.41
                                                       2004     82.07        88.92     272,765.78
                                                       2005     88.92        92.39     271,138.47
                                                       2006     92.39       104.49     255,679.74
                                                       2007    104.49       107.74     235,028.44
                                                       2008    107.74        65.72     184,407.55
                                                       2009     65.72        84.68     140,511.13

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.89        11.10           0.00
                                                       2002     11.10         8.99      22,563.72
                                                       2003      8.99        11.30      98,396.94
                                                       2004     11.30        13.11     168,957.84
                                                       2005     13.11        15.19     185,306.41
                                                       2006     15.19        17.36     191,749.15
                                                       2007     17.36        18.81     173,612.65
                                                       2008     18.81        10.31     149,204.71
                                                       2009     10.31        12.37     106,112.15

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $11.09       $11.29            0.00
                                                     2002     11.29        12.22      329,425.76
                                                     2003     12.22        12.43    1,133,217.06
                                                     2004     12.43        12.70    1,702,061.46
                                                     2005     12.70        12.74    1,629,973.65
                                                     2006     12.74        13.01    1,336,727.57
                                                     2007     13.01        13.65    1,217,980.98
                                                     2008     13.65        14.19      851,627.56
                                                     2009     14.19        14.67      669,220.87

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     35.71        33.64            0.00
                                                     2002     33.64        23.55        6,355.49
                                                     2003     23.55        32.55       49,584.72
                                                     2004     32.55        36.09       85,446.03
                                                     2005     36.09        39.23       75,755.67
                                                     2006     39.23        41.09       56,665.34
                                                     2007     41.09        48.63       60,080.59
                                                     2008     48.63        25.92       49,365.78
                                                     2009     25.92        38.02       40,363.27

BlackRock Bond Income Division (Class E)/(a)/....... 2002     40.28        42.41       32,642.61
                                                     2003     42.41        44.07       95,087.79
                                                     2004     44.07        45.18      159,875.35
                                                     2005     45.18        45.42      156,764.32
                                                     2006     45.42        46.56      136,626.17
                                                     2007     46.56        48.57      128,409.22
                                                     2008     48.57        46.05      101,609.40
                                                     2009     46.05        49.48       73,626.13

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     38.87        39.89            0.00
                                                     2002     39.89        40.32            0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     35.50        34.56            0.00
                                                     2002     34.56        29.25       33,839.50
                                                     2003     29.25        34.62      182,456.49
                                                     2004     34.62        36.86      328,679.57
                                                     2005     36.86        37.31      301,648.08
                                                     2006     37.31        40.47      270,681.95
                                                     2007     40.47        42.05      244,966.47
                                                     2008     42.05        31.06      176,707.83
                                                     2009     31.06        35.77      129,889.84

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     74.43        74.98       76,161.42
                                                     2008     74.98        46.25       63,191.81
                                                     2009     46.25        54.25       46,989.76

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/......... 2001    $66.81       $62.28           0.00
                                                      2002     62.28        45.18      17,311.12
                                                      2003     45.18        57.77      78,563.82
                                                      2004     57.77        62.87     113,317.00
                                                      2005     62.87        63.95      96,220.84
                                                      2006     63.95        71.62      81,565.90
                                                      2007     71.62        75.06           0.00

BlackRock Large Cap Value Division (Class E)/(d)/.... 2002     10.00         7.90      10,104.90
                                                      2003      7.90        10.52     105,281.63
                                                      2004     10.52        11.72     205,632.61
                                                      2005     11.72        12.18     193,829.73
                                                      2006     12.18        14.28     292,964.92
                                                      2007     14.28        14.50     322,628.67
                                                      2008     14.50         9.26     254,520.03
                                                      2009      9.26        10.12     169,802.01

BlackRock Money Market Division (Class E)/(f)/....... 2003     21.31        21.15      23,796.96
                                                      2004     21.15        20.97      77,164.49
                                                      2005     20.97        21.18      64,536.89
                                                      2006     21.18        21.80      52,857.00
                                                      2007     21.80        22.48      70,573.23
                                                      2008     22.48        22.70      73,386.88
                                                      2009     22.70        22.38      61,070.03

BlackRock Strategic Value Division (Class E)/(c)/.... 2001     14.17        13.91           0.00
                                                      2002     13.91        10.74     169,031.00
                                                      2003     10.74        15.83     605,282.33
                                                      2004     15.83        17.92     990,589.26
                                                      2005     17.92        18.32     884,650.92
                                                      2006     18.32        21.01     728,462.68
                                                      2007     21.01        19.91     639,737.38
                                                      2008     19.91        12.04     507,986.95
                                                      2009     12.04        13.36     374,410.30

Davis Venture Value Division (Class E)/(c)/.......... 2001     26.63        25.88           0.00
                                                      2002     25.88        21.23      11,981.23
                                                      2003     21.23        27.29      83,657.59
                                                      2004     27.29        30.09     213,727.47
                                                      2005     30.09        32.58     241,918.06
                                                      2006     32.58        36.65     259,451.17
                                                      2007     36.65        37.63     247,258.35
                                                      2008     37.63        22.39     216,091.31
                                                      2009     22.39        29.02     163,769.45

FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001     17.96        15.44           0.00
                                                      2002     15.44        10.76      39,250.82
                                                      2003     10.76        14.23      95,625.78
                                                      2004     14.23        16.37     351,650.03
                                                      2005     16.37        17.18     315,807.06
                                                      2006     17.18        18.86     282,601.79
                                                      2007     18.86        20.06     251,053.73
                                                      2008     20.06         8.79     196,081.89
                                                      2009      8.79        11.57     157,938.03

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/............. 2002    $22.13       $18.18       1,615.62
                                                      2003     18.18        22.65      41,670.14
                                                      2004     22.65        25.29      58,891.73
                                                      2005     25.29        27.48      74,892.27
                                                      2006     27.48        30.20      62,546.05
                                                      2007     30.20        30.89      59,394.89
                                                      2008     30.89        18.51      51,751.67
                                                      2009     18.51        22.14      31,537.64

Harris Oakmark International Division (Class E)/(d)/. 2002     10.57         8.80       4,400.67
                                                      2003      8.80        11.69      67,210.38
                                                      2004     11.69        13.88     205,407.95
                                                      2005     13.88        15.59     274,721.74
                                                      2006     15.59        19.77     445,092.22
                                                      2007     19.77        19.24     362,817.99
                                                      2008     19.24        11.19     232,404.70
                                                      2009     11.19        17.09     187,410.49

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      4.01         4.81     171,031.23
                                                      2006      4.81         4.85     170,050.45
                                                      2007      4.85         5.32     110,664.56
                                                      2008      5.32         3.32     107,506.11
                                                      2009      3.32         4.56      86,652.47

Jennison Growth Division (Class E)/(c) (g)
  /(formerly Met/Putnam Voyager Division)............ 2001      5.37         4.89           0.00
                                                      2002      4.89         3.42      29,993.32
                                                      2003      3.42         4.22      99,124.54
                                                      2004      4.22         4.34     112,709.98
                                                      2005      4.34         3.97     114,317.78

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.37         9.64       6,385.26
                                                      2003      9.64        11.97      96,476.49
                                                      2004     11.97        13.47     170,397.38
                                                      2005     13.47        14.34     159,693.72
                                                      2006     14.34        16.17     149,216.09
                                                      2007     16.17        15.48     138,997.54
                                                      2008     15.48         9.40     104,889.06
                                                      2009      9.40        12.65      75,988.01

Legg Mason Partners Aggressive Growth (Class E)/(e)/. 2003      5.52         6.72     107,992.73
                                                      2004      6.72         7.18     128,012.69
                                                      2005      7.18         8.02     125,711.91
                                                      2006      8.02         7.76     120,597.29
                                                      2007      7.76         7.81      84,001.26
                                                      2008      7.81         4.68      69,283.31
                                                      2009      4.68         6.13      49,275.57

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................. 2001      8.86         7.73           0.00
                                                      2002      7.73         5.26      36,517.20
                                                      2003      5.26         5.52           0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Value Equity (Class E)/(c) (l)/............... 2006    $ 9.23       $ 9.88     142,965.72
                                                          2007      9.88         9.15     125,041.32
                                                          2008      9.15         4.08     122,680.27
                                                          2009      4.08         5.54      79,320.39

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.66         8.22           0.00
                                                          2002      8.22         6.45      45,099.73
                                                          2003      6.45         7.70      92,835.82
                                                          2004      7.70         8.43     131,592.98
                                                          2005      8.43         8.88     144,007.46
                                                          2006      8.88         9.27     142,418.79

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     22.45        21.95           0.00
                                                          2002     21.95        16.91       6,102.15
                                                          2003     16.91        22.66      27,978.35
                                                          2004     22.66        25.89      45,909.28
                                                          2005     25.89        27.18      44,148.06
                                                          2006     27.18        31.13      61,094.69
                                                          2007     31.13        34.19      70,508.13
                                                          2008     34.19        21.51      56,358.01
                                                          2009     21.51        27.51      41,115.49

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.77           0.00
                                                          2002      8.77         6.23      36,153.26
                                                          2003      6.23         8.85     152,007.81
                                                          2004      8.85         9.68     245,041.76
                                                          2005      9.68         9.94     227,942.71
                                                          2006      9.94        10.74     202,132.37
                                                          2007     10.74        11.03     199,169.79
                                                          2008     11.03         6.36     145,161.35
                                                          2009      6.36         8.13     105,979.60

Lord Abbett Bond Debenture Division (Class E)/(b)/....... 2002     10.63        10.29      28,941.20
                                                          2003     10.29        12.08     226,434.99
                                                          2004     12.08        12.85     387,105.11
                                                          2005     12.85        12.84     421,415.83
                                                          2006     12.84        13.78     391,082.87
                                                          2007     13.78        14.46     389,016.48
                                                          2008     14.46        11.58     270,404.08
                                                          2009     11.58        15.59     221,643.90

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division)...... 2001     10.62        10.35           0.00
                                                          2002     10.35        10.63           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Met/AIM Small Cap Growth Division (Class E)/(d)/...... 2002    $11.21       $ 8.46        8,483.00
                                                       2003      8.46        11.56       27,537.97
                                                       2004     11.56        12.11       45,662.56
                                                       2005     12.11        12.92       44,682.75
                                                       2006     12.92        14.51       40,476.14
                                                       2007     14.51        15.86       47,672.34
                                                       2008     15.86         9.56       41,250.62
                                                       2009      9.56        12.59       25,457.31

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/...................................... 2001     24.78        25.60            0.00
                                                       2002     25.60        22.91       65,291.73
                                                       2003     22.91        29.83      224,402.29
                                                       2004     29.83        32.19      350,585.58
                                                       2005     32.19        34.76      353,511.57
                                                       2006     34.76        38.37      304,038.22
                                                       2007     38.37        35.09      262,802.15
                                                       2008     35.09        18.60      205,329.07
                                                       2009     18.60        25.84      143,927.24

MetLife Mid Cap Stock Index Division (Class E)/(c)/... 2001     10.39        10.27            0.00
                                                       2002     10.27         8.58      103,252.38
                                                       2003      8.58        11.37      469,867.64
                                                       2004     11.37        12.95      557,458.64
                                                       2005     12.95        14.29      572,483.55
                                                       2006     14.29        15.43      517,653.36
                                                       2007     15.43        16.33      495,979.59
                                                       2008     16.33        10.22      420,627.54
                                                       2009     10.22        13.76      330,512.23

MetLife Stock Index Division (Class E)/(c)/........... 2001     36.84        34.74            0.00
                                                       2002     34.74        26.50      111,594.95
                                                       2003     26.50        33.35      559,552.89
                                                       2004     33.35        36.19    1,016,927.27
                                                       2005     36.19        37.18    1,018,080.88
                                                       2006     37.18        42.14      865,584.38
                                                       2007     42.14        43.52      788,687.46
                                                       2008     43.52        26.88      702,361.00
                                                       2009     26.88        33.31      525,828.32

MFS(R) Research International Division (Class E)/(c)/. 2001      9.00         8.35            0.00
                                                       2002      8.35         7.25       13,552.24
                                                       2003      7.25         9.42       71,751.51
                                                       2004      9.42        11.08      130,885.31
                                                       2005     11.08        12.69      156,924.95
                                                       2006     12.69        15.83      231,828.09
                                                       2007     15.83        17.64      214,497.93
                                                       2008     17.64        10.00      282,397.59
                                                       2009     10.00        12.95      193,328.78

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Total Return Division (Class E)/(i)/............ 2004    $34.93       $37.91      57,702.72
                                                        2005     37.91        38.33     124,020.75
                                                        2006     38.33        42.19     132,486.50
                                                        2007     42.19        43.18     145,281.71
                                                        2008     43.18        32.96     120,025.00
                                                        2009     32.96        38.34     109,408.46

MFS(R) Value Division (Class E)/(c)/................... 2001     11.56        11.38           0.00
                                                        2002     11.38         9.59     172,192.29
                                                        2003      9.59        11.81     616,141.67
                                                        2004     11.81        12.93     941,616.59
                                                        2005     12.93        12.51     875,618.84
                                                        2006     12.51        14.51     735,640.68
                                                        2007     14.51        13.70     626,330.00
                                                        2008     13.70         8.94     505,198.87
                                                        2009      8.94        10.61     398,298.34

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.30         8.53           0.00
                                                        2002      8.53         6.99     165,362.08
                                                        2003      6.99         9.43     650,933.67
                                                        2004      9.43        11.08     720,329.01
                                                        2005     11.08        12.31     704,046.82
                                                        2006     12.31        15.20     594,964.09
                                                        2007     15.20        16.53     557,830.26
                                                        2008     16.53         9.40     522,845.54
                                                        2009      9.40        11.87     389,751.47

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.25        14.92           0.00
                                                        2002     14.92        13.24      45,135.94
                                                        2003     13.24        17.76     191,491.56
                                                        2004     17.76        21.44     453,847.33
                                                        2005     21.44        23.62     530,789.61
                                                        2006     23.62        25.85     464,939.19
                                                        2007     25.85        26.24     417,721.00
                                                        2008     26.24        13.57     331,195.06
                                                        2009     13.57        19.72     241,478.31

Oppenheimer Global Equity Division (Class E)/(c)/...... 2001     12.76        12.02           0.00
                                                        2002     12.02         9.91      35,660.29
                                                        2003      9.91        12.70      89,765.33
                                                        2004     12.70        14.50     141,395.54
                                                        2005     14.50        16.56     165,101.70
                                                        2006     16.56        18.97     181,645.39
                                                        2007     18.97        19.82     179,956.07
                                                        2008     19.82        11.60     152,625.54
                                                        2009     11.60        15.97     118,007.02

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Total Return Division (Class E)/(c)/............. 2001    $10.23       $10.41            0.00
                                                        2002     10.41        11.20      160,869.03
                                                        2003     11.20        11.50      862,426.47
                                                        2004     11.50        11.87    1,312,202.22
                                                        2005     11.87        11.95    1,222,076.13
                                                        2006     11.95        12.30    1,081,083.66
                                                        2007     12.30        13.01    1,046,539.28
                                                        2008     13.01        12.85      833,704.05
                                                        2009     12.85        14.93      710,420.02

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.04         6.07            0.00
                                                        2002      6.07         2.95       65,642.36
                                                        2003      2.95         4.57      418,424.55
                                                        2004      4.57         4.29      598,729.31
                                                        2005      4.29         4.70      492,117.51
                                                        2006      4.70         4.86      404,865.60
                                                        2007      4.86         6.30      415,296.64
                                                        2008      6.30         3.44      286,079.64
                                                        2009      3.44         5.39      285,386.45

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.93        11.85            0.00
                                                        2002     11.85         9.25       74,852.73
                                                        2003      9.25        13.29      368,425.02
                                                        2004     13.29        15.35      465,748.17
                                                        2005     15.35        15.76      482,698.26
                                                        2006     15.76        18.24      458,985.33
                                                        2007     18.24        17.63      381,171.79
                                                        2008     17.63        11.51      291,674.85
                                                        2009     11.51        14.25      201,674.18

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.56        11.41            0.00
                                                        2002     11.41         8.60       30,641.29
                                                        2003      8.60        11.04      175,711.09
                                                        2004     11.04        11.92      293,450.40
                                                        2005     11.92        12.47      276,995.23
                                                        2006     12.47        13.86      253,115.43
                                                        2007     13.86        14.88      262,823.16
                                                        2008     14.88         8.49      203,750.53
                                                        2009      8.49        11.95      136,317.47

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001      8.63         8.23            0.00
                                                        2002      8.23         4.53       46,325.36
                                                        2003      4.53         6.09      236,930.75
                                                        2004      6.09         7.07      425,938.60
                                                        2005      7.07         7.96      407,430.08
                                                        2006      7.96         8.32      372,075.20
                                                        2007      8.32         9.63      444,120.13
                                                        2008      9.63         5.71      366,510.86
                                                        2009      5.71         8.17      279,610.80

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001    $12.11       $11.90           0.00
                                                        2002     11.90         8.57      12,440.89
                                                        2003      8.57        11.85     100,236.57
                                                        2004     11.85        12.93     166,959.06
                                                        2005     12.93        14.09     160,464.49
                                                        2006     14.09        14.36     152,219.64
                                                        2007     14.36        15.49     111,542.87
                                                        2008     15.49         9.70     121,234.23
                                                        2009      9.70        13.24     111,855.55

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     15.26        15.54           0.00
                                                        2002     15.54        16.71      32,880.60
                                                        2003     16.71        18.49     239,187.67
                                                        2004     18.49        19.35     527,932.02
                                                        2005     19.35        19.53     527,773.65
                                                        2006     19.53        20.14     464,358.14
                                                        2007     20.14        20.57     402,565.61
                                                        2008     20.57        17.16     259,083.25
                                                        2009     17.16        22.27     199,266.00

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     14.19        14.46           0.00
                                                        2002     14.46        15.30     108,090.83
                                                        2003     15.30        15.27     285,566.06
                                                        2004     15.27        15.43     350,140.83
                                                        2005     15.43        15.41     323,413.19
                                                        2006     15.41        15.76     280,486.66
                                                        2007     15.76        16.13     247,563.93
                                                        2008     16.13        15.79     203,692.75
                                                        2009     15.79        16.17     152,817.74

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.75 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 14.17      $ 14.82        366.37
                                                       2007     14.82        15.03      7,044.56
                                                       2008     15.03        13.36      1,550.22
                                                       2009     13.36        14.77      1,713.92

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.64        13.30          0.00
                                                       2002     13.30        10.56      6,440.52
                                                       2003     10.56        15.91     26,264.88
                                                       2004     15.91        18.87     32,210.40
                                                       2005     18.87        23.21     34,001.23
                                                       2006     23.21        28.26     37,575.75
                                                       2007     28.26        33.66     36,898.97
                                                       2008     33.66        15.35     30,590.88
                                                       2009     15.35        24.29     35,349.27

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    116.04       104.94          0.00
                                                       2002    104.94        77.78      6,100.79
                                                       2003     77.78       104.42     15,014.89
                                                       2004    104.42       115.25     20,010.20
                                                       2005    115.25       131.40     21,095.03
                                                       2006    131.40       142.11     14,704.81
                                                       2007    142.11       156.63     14,216.90
                                                       2008    156.63        86.10     13,079.93
                                                       2009     86.10       117.77     12,310.15

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     81.41        78.06          0.00

                                                       2002     78.06        62.54      7,458.73
                                                       2003     62.54        81.26     22,882.90
                                                       2004     81.26        88.00     19,915.47
                                                       2005     88.00        91.38     18,399.97
                                                       2006     91.38       103.30     16,270.03
                                                       2007    103.30       106.46     15,894.19
                                                       2008    106.46        64.91     12,181.32
                                                       2009     64.91        83.59     11,930.37

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.82        11.04          0.00
                                                       2002     11.04         8.93     16,594.78
                                                       2003      8.93        11.23     26,664.14
                                                       2004     11.23        13.02     32,657.37
                                                       2005     13.02        15.07     37,830.08
                                                       2006     15.07        17.22     29,461.14
                                                       2007     17.22        18.65     17,125.94
                                                       2008     18.65        10.22     13,496.90
                                                       2009     10.22        12.25     15,642.58

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $11.08       $11.28           0.00
                                                     2002     11.28        12.20     128,740.60
                                                     2003     12.20        12.40     198,429.22
                                                     2004     12.40        12.67     214,084.86
                                                     2005     12.67        12.70     214,835.07
                                                     2006     12.70        12.96     189,479.52
                                                     2007     12.96        13.59     174,075.24
                                                     2008     13.59        14.12     125,344.68
                                                     2009     14.12        14.59     130,721.62

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     35.48        33.41           0.00
                                                     2002     33.41        23.38         795.23
                                                     2003     23.38        32.30       8,668.62
                                                     2004     32.30        35.79       6,348.02
                                                     2005     35.79        38.88       4,678.86
                                                     2006     38.88        40.71       3,527.37
                                                     2007     40.71        48.16       3,234.78
                                                     2008     48.16        25.65       3,470.02
                                                     2009     25.65        37.61       4,195.27

BlackRock Bond Income Division (Class E)/(a)/....... 2002     39.90        42.00       6,322.07
                                                     2003     42.00        43.62      14,570.11
                                                     2004     43.62        44.69      15,440.31
                                                     2005     44.69        44.91      15,345.62
                                                     2006     44.91        46.01      10,273.58
                                                     2007     46.01        47.98      13,455.88
                                                     2008     47.98        45.46      10,332.44
                                                     2009     45.46        48.83       8,983.21

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     38.52        39.52           0.00
                                                     2002     39.52        39.94           0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     35.23        34.30           0.00
                                                     2002     34.30        29.01      14,236.48
                                                     2003     29.01        34.32      23,378.07
                                                     2004     34.32        36.52      17,533.44
                                                     2005     36.52        36.94      16,135.32
                                                     2006     36.94        40.06      15,760.25
                                                     2007     40.06        41.60      16,591.57
                                                     2008     41.60        30.71      21,147.34
                                                     2009     30.71        35.35      20,052.77

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     73.55        74.09       4,835.44
                                                     2008     74.09        45.70       3,489.82
                                                     2009     45.70        53.60       3,668.33

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/........ 2001    $66.21       $61.71           0.00
                                                     2002     61.71        44.74       2,941.32
                                                     2003     44.74        57.18      14,091.56
                                                     2004     57.18        62.20      12,268.95
                                                     2005     62.20        63.23       8,568.10
                                                     2006     63.23        70.78       7,083.31
                                                     2007     70.78        74.17           0.00

BlackRock Large Cap Value Division (Class E)/(d)/... 2002     10.00         7.90       1,045.39
                                                     2003      7.90        10.51      48,663.04
                                                     2004     10.51        11.71      55,203.09
                                                     2005     11.71        12.16      45,218.23
                                                     2006     12.16        14.25      56,598.05
                                                     2007     14.25        14.46      37,205.09
                                                     2008     14.46         9.23      30,250.35
                                                     2009      9.23        10.08      25,729.21

BlackRock Money Market Division (Class E)/(f)/...... 2003     21.10        20.94           0.00
                                                     2004     20.94        20.75      14,397.06
                                                     2005     20.75        20.95       6,726.55
                                                     2006     20.95        21.54       6,598.21
                                                     2007     21.54        22.21      13,943.82
                                                     2008     22.21        22.41       3,706.66
                                                     2009     22.41        22.09       1,914.64

BlackRock Strategic Value Division (Class E)/(c)/... 2001     14.16        13.90           0.00
                                                     2002     13.90        10.72      36,657.40
                                                     2003     10.72        15.80     133,125.92
                                                     2004     15.80        17.88     125,137.37
                                                     2005     17.88        18.27      82,075.51
                                                     2006     18.27        20.94      78,157.11
                                                     2007     20.94        19.84      52,575.77
                                                     2008     19.84        11.99      39,185.93
                                                     2009     11.99        13.30      43,986.51

Davis Venture Value Division (Class E)/(c)/......... 2001     26.54        25.79           0.00
                                                     2002     25.79        21.15      14,097.12
                                                     2003     21.15        27.17      26,493.94
                                                     2004     27.17        29.94      32,146.17
                                                     2005     29.94        32.40      28,348.25
                                                     2006     32.40        36.43      26,891.98
                                                     2007     36.43        37.38      26,961.05
                                                     2008     37.38        22.23      20,513.42
                                                     2009     22.23        28.80      18,962.42

FI Mid Cap Opportunities Division (Class E)/(c)(h)/. 2001     17.93        15.41           0.00
                                                     2002     15.41        10.72      13,186.17
                                                     2003     10.72        14.18      18,417.63
                                                     2004     14.18        16.30      30,255.26
                                                     2005     16.30        17.10      29,161.06
                                                     2006     17.10        18.77      22,578.45
                                                     2007     18.77        19.95      14,833.65
                                                     2008     19.95         8.74      13,026.78
                                                     2009      8.74        11.49      10,769.06

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/............. 2002    $22.03       $18.09          19.39
                                                      2003     18.09        22.53       1,116.03
                                                      2004     22.53        25.14       1,587.42
                                                      2005     25.14        27.31       6,548.25
                                                      2006     27.31        29.99       7,095.20
                                                      2007     29.99        30.66       1,776.32
                                                      2008     30.66        18.36       1,268.59
                                                      2009     18.36        21.96       1,675.95

Harris Oakmark International Division (Class E)/(d)/. 2002     10.57         8.79         150.24
                                                      2003      8.79        11.68       5,756.99
                                                      2004     11.68        13.85      34,650.85
                                                      2005     13.85        15.56      41,855.73
                                                      2006     15.56        19.72      39,538.95
                                                      2007     19.72        19.18      32,222.14
                                                      2008     19.18        11.15      27,179.02
                                                      2009     11.15        17.02      27,520.47

Jennison Growth Division (Class E)/(c)(g)/........... 2005      4.00         4.80      52,607.91
                                                      2006      4.80         4.84     101,828.21
                                                      2007      4.84         5.30      86,398.28
                                                      2008      5.30         3.30      60,801.97
                                                      2009      3.30         4.54      53,268.99

Jennison Growth Division (Class E)/(c)(g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.37         4.89           0.00
                                                      2002      4.89         3.41      24,704.65
                                                      2003      3.41         4.21      37,202.23
                                                      2004      4.21         4.33      52,744.65
                                                      2005      4.33         3.96      52,278.68

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.37         9.63       2,470.81
                                                      2003      9.63        11.96      30,292.08
                                                      2004     11.96        13.45       9,434.25
                                                      2005     13.45        14.31       6,722.56
                                                      2006     14.31        16.13       3,655.38
                                                      2007     16.13        15.43       4,515.64
                                                      2008     15.43         9.36       2,851.63
                                                      2009      9.36        12.60       3,105.14

Legg Mason Partners Aggressive Growth (Class E)/(e)/. 2003      5.52         6.71       3,673.77
                                                      2004      6.71         7.16      37,982.89
                                                      2005      7.16         8.00      37,355.96
                                                      2006      8.00         7.74      25,963.33
                                                      2007      7.74         7.78       1,510.00
                                                      2008      7.78         4.66       1,086.05
                                                      2009      4.66         6.10       1,510.33

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................. 2001      8.85         7.72           0.00
                                                      2002      7.72         5.26       2,432.85
                                                      2003      5.26         5.52           0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Value Equity (Class E)/(c) (l)/............... 2006    $ 9.20       $ 9.84      9,707.66
                                                          2007      9.84         9.11      7,328.14
                                                          2008      9.11         4.06      8,577.38
                                                          2009      4.06         5.51      8,268.48

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.65         8.21          0.00
                                                          2002      8.21         6.44      5,638.13
                                                          2003      6.44         7.68     12,776.81
                                                          2004      7.68         8.40     13,415.67
                                                          2005      8.40         8.85     12,773.23
                                                          2006      8.85         9.24      9,870.97

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     22.37        21.87          0.00
                                                          2002     21.87        16.84      3,284.79
                                                          2003     16.84        22.55      7,404.12
                                                          2004     22.55        25.75      7,869.50
                                                          2005     25.75        27.02      5,428.42
                                                          2006     27.02        30.93      7,759.46
                                                          2007     30.93        33.96      7,648.84
                                                          2008     33.96        21.36      4,330.70
                                                          2009     21.36        27.29      3,063.99

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.77          0.00
                                                          2002      8.77         6.22      6,357.84
                                                          2003      6.22         8.84     23,716.37
                                                          2004      8.84         9.66     31,466.07
                                                          2005      9.66         9.92     82,657.70
                                                          2006      9.92        10.71     52,493.05
                                                          2007     10.71        11.00     28,151.52
                                                          2008     11.00         6.34     23,263.85
                                                          2009      6.34         8.09     22,123.02

Lord Abbett Bond Debenture Division (Class E)/(b)/....... 2002     10.61        10.26     13,361.69
                                                          2003     10.26        12.04     28,790.84
                                                          2004     12.04        12.80     26,022.93
                                                          2005     12.80        12.78     25,118.04
                                                          2006     12.78        13.72     27,719.53
                                                          2007     13.72        14.38     24,032.42
                                                          2008     14.38        11.52     16,917.67
                                                          2009     11.52        15.49     20,289.31

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division)...... 2001     10.60        10.32          0.00
                                                          2002     10.32        10.61          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Met/AIM Small Cap Growth Division (Class E)/(d)/...... 2002    $11.20       $ 8.45          46.45
                                                       2003      8.45        11.55       1,303.68
                                                       2004     11.55        12.09       3,924.92
                                                       2005     12.09        12.89       3,898.14
                                                       2006     12.89        14.47       5,365.87
                                                       2007     14.47        15.81       3,747.57
                                                       2008     15.81         9.52       2,799.41
                                                       2009      9.52        12.53       3,096.27

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/...................................... 2001     24.68        25.49           0.00
                                                       2002     25.49        22.80      17,099.53
                                                       2003     22.80        29.67      36,613.61
                                                       2004     29.67        32.00      51,842.70
                                                       2005     32.00        34.54      49,013.95
                                                       2006     34.54        38.11      36,024.63
                                                       2007     38.11        34.83      25,878.85
                                                       2008     34.83        18.45      19,926.60
                                                       2009     18.45        25.63      21,464.29

MetLife Mid Cap Stock Index Division (Class E)/(c)/... 2001     10.39        10.26           0.00
                                                       2002     10.26         8.57      69,423.06
                                                       2003      8.57        11.35     110,971.65
                                                       2004     11.35        12.93      67,646.38
                                                       2005     12.93        14.25      58,434.72
                                                       2006     14.25        15.38      58,809.73
                                                       2007     15.38        16.27      48,510.07
                                                       2008     16.27        10.18      34,491.19
                                                       2009     10.18        13.70      33,014.78

MetLife Stock Index Division (Class E)/(c)/........... 2001     36.64        34.54           0.00
                                                       2002     34.54        26.33      55,462.75
                                                       2003     26.33        33.12     109,787.51
                                                       2004     33.12        35.92     103,328.81
                                                       2005     35.92        36.89     101,768.38
                                                       2006     36.89        41.79      94,586.71
                                                       2007     41.79        43.14      79,108.18
                                                       2008     43.14        26.63      68,076.34
                                                       2009     26.63        32.98      67,296.73

MFS(R) Research International Division (Class E)/(c)/. 2001      9.00         8.35           0.00
                                                       2002      8.35         7.24       6,182.46
                                                       2003      7.24         9.41      11,285.02
                                                       2004      9.41        11.06       9,595.61
                                                       2005     11.06        12.66      10,216.81
                                                       2006     12.66        15.78      36,388.15
                                                       2007     15.78        17.58      36,821.03
                                                       2008     17.58         9.96      39,742.06
                                                       2009      9.96        12.89      27,657.16

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Total Return Division (Class E)/(i)/............ 2004    $34.63       $37.57         720.93
                                                        2005     37.57        37.98       2,111.55
                                                        2006     37.98        41.77       3,022.66
                                                        2007     41.77        42.73       6,662.41
                                                        2008     42.73        32.61      10,151.25
                                                        2009     32.61        37.90       9,731.12

MFS(R) Value Division (Class E)/(c)/................... 2001     11.54        11.36           0.00
                                                        2002     11.36         9.57      37,049.39
                                                        2003      9.57        11.78      83,937.88
                                                        2004     11.78        12.89      83,672.91
                                                        2005     12.89        12.47      77,760.42
                                                        2006     12.47        14.45      64,598.15
                                                        2007     14.45        13.64      48,695.41
                                                        2008     13.64         8.90      34,418.14
                                                        2009      8.90        10.55      31,448.93

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.29         8.51           0.00
                                                        2002      8.51         6.97     107,905.08
                                                        2003      6.97         9.41     171,239.43
                                                        2004      9.41        11.04      89,102.11
                                                        2005     11.04        12.27      74,504.10
                                                        2006     12.27        15.14      77,545.05
                                                        2007     15.14        16.45      70,784.08
                                                        2008     16.45         9.35      54,566.45
                                                        2009      9.35        11.81      51,824.35

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.23        14.90           0.00
                                                        2002     14.90        13.22       6,018.15
                                                        2003     13.22        17.71      22,239.61
                                                        2004     17.71        21.37      29,408.03
                                                        2005     21.37        23.54      34,357.82
                                                        2006     23.54        25.74      34,738.67
                                                        2007     25.74        26.12      25,191.81
                                                        2008     26.12        13.50      16,000.99
                                                        2009     13.50        19.61      17,208.33

Oppenheimer Global Equity Division (Class E)/(c)/...... 2001     12.73        11.99           0.00
                                                        2002     11.99         9.88       7,044.98
                                                        2003      9.88        12.66      15,909.39
                                                        2004     12.66        14.45      14,135.84
                                                        2005     14.45        16.49      13,459.92
                                                        2006     16.49        18.88      14,078.39
                                                        2007     18.88        19.72      12,000.04
                                                        2008     19.72        11.53       6,251.01
                                                        2009     11.53        15.87       7,969.05

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Total Return Division (Class E)/(c)/............. 2001    $10.23       $10.41           0.00
                                                        2002     10.41        11.19      57,074.25
                                                        2003     11.19        11.48     120,232.46
                                                        2004     11.48        11.85     101,401.69
                                                        2005     11.85        11.92      95,789.48
                                                        2006     11.92        12.26      69,778.52
                                                        2007     12.26        12.97      65,619.78
                                                        2008     12.97        12.80      55,472.33
                                                        2009     12.80        14.87      68,024.78

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.04         6.07           0.00
                                                        2002      6.07         2.95      18,208.18
                                                        2003      2.95         4.56     110,059.90
                                                        2004      4.56         4.29     126,854.19
                                                        2005      4.29         4.68     108,475.16
                                                        2006      4.68         4.85      65,208.91
                                                        2007      4.85         6.28      74,543.57
                                                        2008      6.28         3.42      68,302.81
                                                        2009      3.42         5.36      68,877.56

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.91        11.84           0.00
                                                        2002     11.84         9.24      41,245.18
                                                        2003      9.24        13.25      71,358.34
                                                        2004     13.25        15.30      41,010.44
                                                        2005     15.30        15.70      35,330.02
                                                        2006     15.70        18.17      30,610.87
                                                        2007     18.17        17.55      21,569.60
                                                        2008     17.55        11.45      15,118.40
                                                        2009     11.45        14.17      14,516.26

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.54        11.39           0.00
                                                        2002     11.39         8.58       6,864.43
                                                        2003      8.58        11.01      22,250.70
                                                        2004     11.01        11.88      46,365.22
                                                        2005     11.88        12.43      45,104.21
                                                        2006     12.43        13.80      46,801.80
                                                        2007     13.80        14.82      31,115.85
                                                        2008     14.82         8.45      24,928.76
                                                        2009      8.45        11.89      21,896.67

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001      8.62         8.23           0.00
                                                        2002      8.23         4.52      11,666.87
                                                        2003      4.52         6.08      36,089.22
                                                        2004      6.08         7.05      35,783.95
                                                        2005      7.05         7.94      35,319.40
                                                        2006      7.94         8.30      44,402.06
                                                        2007      8.30         9.59      45,884.34
                                                        2008      9.59         5.69      35,438.52
                                                        2009      5.69         8.13      33,378.65

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001    $12.08       $11.87          0.00
                                                        2002     11.87         8.54     12,713.95
                                                        2003      8.54        11.81     26,106.42
                                                        2004     11.81        12.88     28,700.52
                                                        2005     12.88        14.03     28,152.93
                                                        2006     14.03        14.29     20,522.63
                                                        2007     14.29        15.40      8,873.48
                                                        2008     15.40         9.65      6,601.63
                                                        2009      9.65        13.16      5,869.61

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     15.21        15.49          0.00
                                                        2002     15.49        16.65      6,548.67
                                                        2003     16.65        18.40     31,477.12
                                                        2004     18.40        19.25     34,624.63
                                                        2005     19.25        19.43     36,476.03
                                                        2006     19.43        20.02     23,569.48
                                                        2007     20.02        20.43     18,993.14
                                                        2008     20.43        17.04     14,582.46
                                                        2009     17.04        22.10     13,118.45

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     14.14        14.40          0.00
                                                        2002     14.40        15.23     46,463.29
                                                        2003     15.23        15.20     40,539.86
                                                        2004     15.20        15.36     41,984.65
                                                        2005     15.36        15.33     34,445.94
                                                        2006     15.33        15.66     23,937.23
                                                        2007     15.66        16.03     36,764.12
                                                        2008     16.03        15.68     21,302.55
                                                        2009     15.68        16.05     18,582.82

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.80 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 14.10      $ 14.75     11,078.73
                                                       2007     14.75        14.95     28,326.11
                                                       2008     14.95        13.29     11,990.83
                                                       2009     13.29        14.67      4,500.71

American Funds Global Small Capitalization
  Division+ (Class 2)/(c)/............................ 2001     13.61        13.27          0.00
                                                       2002     13.27        10.54     21,913.48
                                                       2003     10.54        15.87     33,168.46
                                                       2004     15.87        18.81          0.00
                                                       2005     18.81        23.12     50,476.12
                                                       2006     23.12        28.13     48,084.16
                                                       2007     28.13        33.50     48,905.54
                                                       2008     33.50        15.27     37,984.19
                                                       2009     15.27        24.15     13,590.74

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    115.03       104.01          0.00
                                                       2002    104.01        77.05     11,908.66
                                                       2003     77.05       103.38     29,210.57
                                                       2004    103.38       114.05          0.00
                                                       2005    114.05       129.97     37,762.93
                                                       2006    129.97       140.49     33,428.47
                                                       2007    140.49       154.77     30,773.52
                                                       2008    154.77        85.03     26,302.96
                                                       2009     85.03       116.26     14,869.18

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     80.70        77.36          0.00
                                                       2002     77.36        61.95     11,856.25
                                                       2003     61.95        80.45     33,120.08
                                                       2004     80.45        87.08          0.00
                                                       2005     87.08        90.39     36,847.22
                                                       2006     90.39       102.12     32,766.71
                                                       2007    102.12       105.19     29,642.17
                                                       2008    105.19        64.11     28,032.01
                                                       2009     64.11        82.51     17,177.91

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.76        10.98      1,298.28
                                                       2002     10.98         8.88     17,137.21
                                                       2003      8.88        11.16     28,017.90
                                                       2004     11.16        12.93     28,339.03
                                                       2005     12.93        14.96     25,342.92
                                                       2006     14.96        17.09     28,493.39
                                                       2007     17.09        18.50     29,010.54
                                                       2008     18.50        10.13     26,597.52
                                                       2009     10.13        12.14      7,276.01

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $11.06       $11.26       1,381.45
                                                     2002     11.26        12.17     101,636.24
                                                     2003     12.17        12.37     146,566.00
                                                     2004     12.37        12.63     160,937.89
                                                     2005     12.63        12.65     145,025.41
                                                     2006     12.65        12.91     152,282.73
                                                     2007     12.91        13.53     139,511.09
                                                     2008     13.53        14.05      99,282.20
                                                     2009     14.05        14.51      51,903.27

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     35.24        33.18           0.00
                                                     2002     33.18        23.21       5,538.93
                                                     2003     23.21        32.05      10,857.62
                                                     2004     32.05        35.50      12,059.65
                                                     2005     35.50        38.54      10,541.44
                                                     2006     38.54        40.33       6,842.26
                                                     2007     40.33        47.68       6,992.79
                                                     2008     47.68        25.39       5,777.75
                                                     2009     25.39        37.20       4,010.31

BlackRock Bond Income Division (Class E)/(a)/....... 2002     39.52        41.59      18,136.56
                                                     2003     41.59        43.17      27,575.46
                                                     2004     43.17        44.22      27,352.41
                                                     2005     44.22        44.41      28,920.53
                                                     2006     44.41        45.48      27,734.40
                                                     2007     45.48        47.40      27,227.24
                                                     2008     47.40        44.89      20,471.57
                                                     2009     44.89        48.19       1,873.61

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     38.17        39.16           0.00
                                                     2002     39.16        39.56           0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     34.97        34.03         216.77
                                                     2002     34.03        28.77       9,100.33
                                                     2003     28.77        34.02      21,987.52
                                                     2004     34.02        36.18      29,583.42
                                                     2005     36.18        36.59      23,569.26
                                                     2006     36.59        39.65      17,060.48
                                                     2007     39.65        41.16      15,523.04
                                                     2008     41.16        30.37      11,170.71
                                                     2009     30.37        34.94       3,996.64

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     72.68        73.17       6,596.08
                                                     2008     73.17        45.09       3,982.82
                                                     2009     45.09        52.83       2,147.25

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $65.61       $61.14         182.54
                                                   2002     61.14        44.31       5,944.65
                                                   2003     44.31        56.59      12,254.04
                                                   2004     56.59        61.53      12,114.36
                                                   2005     61.53        62.52       9,781.28
                                                   2006     62.52        69.95       6,295.52
                                                   2007     69.95        73.29           0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.90       1,314.47
                                                   2003      7.90        10.51      15,353.02
                                                   2004     10.51        11.69      28,767.25
                                                   2005     11.69        12.14      28,964.83
                                                   2006     12.14        14.21      39,442.04
                                                   2007     14.21        14.41      32,913.69
                                                   2008     14.41         9.19      16,109.00
                                                   2009      9.19        10.04       4,186.11

BlackRock Money Market Division (Class E)/(f)/.... 2003     20.89        20.73           0.00
                                                   2004     20.73        20.53           0.00
                                                   2005     20.53        20.71           0.00
                                                   2006     20.71        21.29           0.00
                                                   2007     21.29        21.94           0.00
                                                   2008     21.94        22.13           0.00
                                                   2009     22.13        21.80           0.00

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.15        13.89       1,913.57
                                                   2002     13.89        10.71      69,276.42
                                                   2003     10.71        15.77     125,325.24
                                                   2004     15.77        17.84     131,251.05
                                                   2005     17.84        18.22     107,057.96
                                                   2006     18.22        20.87      83,495.52
                                                   2007     20.87        19.76      72,555.51
                                                   2008     19.76        11.93      58,330.67
                                                   2009     11.93        13.24      16,037.89

Davis Venture Value Division (Class E)/(c)/....... 2001     26.45        25.70       1,042.82
                                                   2002     25.70        21.06       8,348.55
                                                   2003     21.06        27.04      27,361.56
                                                   2004     27.04        29.78      43,083.43
                                                   2005     29.78        32.22      50,363.72
                                                   2006     32.22        36.21      57,658.41
                                                   2007     36.21        37.13      52,841.38
                                                   2008     37.13        22.08      49,989.04
                                                   2009     22.08        28.59      30,967.02

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.89       $15.37        502.39
                                                      2002     15.37        10.69      5,714.40
                                                      2003     10.69        14.13      8,156.23
                                                      2004     14.13        16.24     21,466.02
                                                      2005     16.24        17.02     19,312.77
                                                      2006     17.02        18.68     15,874.21
                                                      2007     18.68        19.84     16,521.86
                                                      2008     19.84         8.69     13,140.83
                                                      2009      8.69        11.42      3,513.99

FI Value Leaders Division (Class E)/(d)/............. 2002     21.93        18.00        332.24
                                                      2003     18.00        22.41      3,308.58
                                                      2004     22.41        24.99      3,475.82
                                                      2005     24.99        27.13      4,709.99
                                                      2006     27.13        29.79      4,285.98
                                                      2007     29.79        30.44      3,397.64
                                                      2008     30.44        18.22      3,213.20
                                                      2009     18.22        21.77      1,729.53

Harris Oakmark International Division (Class E)/(d)/. 2002     10.57         8.79      8,347.86
                                                      2003      8.79        11.67     12,877.02
                                                      2004     11.67        13.83     17,894.61
                                                      2005     13.83        15.53     27,126.37
                                                      2006     15.53        19.67     45,874.36
                                                      2007     19.67        19.12     28,386.07
                                                      2008     19.12        11.11     19,273.62
                                                      2009     11.11        16.95      5,226.73

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.99         4.78     45,372.85
                                                      2006      4.78         4.82     39,376.17
                                                      2007      4.82         5.28     38,796.43
                                                      2008      5.28         3.29     26,036.44
                                                      2009      3.29         4.52      1,073.48

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.36         4.89          0.00
                                                      2002      4.89         3.41     35,397.61
                                                      2003      3.41         4.21     39,728.83
                                                      2004      4.21         4.32     40,694.70
                                                      2005      4.32         3.95     40,675.99

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.37         9.63      1,007.93
                                                      2003      9.63        11.95     20,956.54
                                                      2004     11.95        13.43     10,054.92
                                                      2005     13.43        14.28      9,683.75
                                                      2006     14.28        16.09      7,740.24
                                                      2007     16.09        15.38     10,364.86
                                                      2008     15.38         9.33      8,474.42
                                                      2009      9.33        12.55     10,497.61

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.51       $ 6.70       9,963.30
                                                          2004      6.70         7.15       6,085.33
                                                          2005      7.15         7.98       5,227.80
                                                          2006      7.98         7.72       5,135.36
                                                          2007      7.72         7.75       4,436.92
                                                          2008      7.75         4.64       2,745.18
                                                          2009      4.64         6.08         890.83

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.85         7.72           0.00
                                                          2002      7.72         5.25      22,482.17
                                                          2003      5.25         5.51           0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      9.17         9.80     108,987.74
                                                          2007      9.80         9.07     109,398.12
                                                          2008      9.07         4.04     110,782.18
                                                          2009      4.04         5.48     104,447.77

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.64         8.20           0.00
                                                          2002      8.20         6.42       2,412.78
                                                          2003      6.42         7.67      69,949.34
                                                          2004      7.67         8.38     117,348.74
                                                          2005      8.38         8.82     108,896.99
                                                          2006      8.82         9.21     108,721.48

Loomis Sayles Small Cap Core Division (Class E)
  (formerly Loomis Sayles Small Cap Division)/(c)/....... 2001     22.29        21.79           0.00
                                                          2002     21.79        16.76       1,484.27
                                                          2003     16.76        22.44       2,345.86
                                                          2004     22.44        25.61       2,256.23
                                                          2005     25.61        26.86       1,844.68
                                                          2006     26.86        30.74       2,132.31
                                                          2007     30.74        33.73       2,727.85
                                                          2008     33.73        21.20       2,402.54
                                                          2009     21.20        27.08       1,931.44

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.77           0.00
                                                          2002      8.77         6.21      15,804.88
                                                          2003      6.21         8.83      40,793.11
                                                          2004      8.83         9.65      32,953.14
                                                          2005      9.65         9.90      26,405.22
                                                          2006      9.90        10.68      22,498.07
                                                          2007     10.68        10.96      19,778.24
                                                          2008     10.96         6.31      14,201.82
                                                          2009      6.31         8.06       8,608.86

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/... 2002    $10.58       $10.23      13,746.63
                                                      2003     10.23        12.00      39,415.43
                                                      2004     12.00        12.75      33,886.01
                                                      2005     12.75        12.73      31,329.92
                                                      2006     12.73        13.65      31,625.30
                                                      2007     13.65        14.31      31,131.93
                                                      2008     14.31        11.45      23,497.54
                                                      2009     11.45        15.39       7,824.08

Lord Abbett Bond Debenture Division (Class E)/(b)
  /(formerly Loomis Sayles High Yield Bond Division). 2001     10.57        10.30           0.00
                                                      2002     10.30        10.58           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.20         8.45           0.00
                                                      2003      8.45        11.53      22,282.93
                                                      2004     11.53        12.07      20,763.27
                                                      2005     12.07        12.86      20,416.74
                                                      2006     12.86        14.43      17,594.89
                                                      2007     14.43        15.76      14,744.86
                                                      2008     15.76         9.49       7,632.24
                                                      2009      9.49        12.48       5,613.31

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/..................................... 2001     24.58        25.38       1,263.87
                                                      2002     25.38        22.69      27,595.16
                                                      2003     22.69        29.51      59,946.84
                                                      2004     29.51        31.82      72,274.83
                                                      2005     31.82        34.32      65,042.36
                                                      2006     34.32        37.85      62,213.57
                                                      2007     37.85        34.57      52,866.08
                                                      2008     34.57        18.31      44,421.14
                                                      2009     18.31        25.41      32,968.42

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.38        10.26           0.00
                                                      2002     10.26         8.56      44,477.82
                                                      2003      8.56        11.33      67,406.81
                                                      2004     11.33        12.90      68,381.95
                                                      2005     12.90        14.21      58,401.15
                                                      2006     14.21        15.33      55,706.01
                                                      2007     15.33        16.21      54,535.88
                                                      2008     16.21        10.13      44,825.27
                                                      2009     10.13        13.63      22,542.98

MetLife Stock Index Division (Class E)/(c)/.......... 2001     36.43        34.34         671.77
                                                      2002     34.34        26.17      41,120.31
                                                      2003     26.17        32.89      79,268.86
                                                      2004     32.89        35.66     118,801.55
                                                      2005     35.66        36.60      89,671.46
                                                      2006     36.60        41.44      74,942.80
                                                      2007     41.44        42.76      71,195.33
                                                      2008     42.76        26.38      67,227.31
                                                      2009     26.38        32.66      32,517.22

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 9.00       $ 8.34           0.00
                                                        2002      8.34         7.24      25,190.05
                                                        2003      7.24         9.39      33,498.87
                                                        2004      9.39        11.04      41,768.42
                                                        2005     11.04        12.63      27,894.46
                                                        2006     12.63        15.73      28,180.50
                                                        2007     15.73        17.52      40,426.07
                                                        2008     17.52         9.92      34,273.06
                                                        2009      9.92        12.84       9,974.12

MFS(R) Total Return Division (Class E)/(i)/............ 2004     34.34        37.24           0.00
                                                        2005     37.24        37.62       1,263.35
                                                        2006     37.62        41.36       2,345.10
                                                        2007     41.36        42.29       2,946.81
                                                        2008     42.29        32.25         653.80
                                                        2009     32.25        37.48       5,237.64

MFS(R) Value Division (Class E)/(c)/................... 2001     11.53        11.34       3,046.37
                                                        2002     11.34         9.55      81,665.64
                                                        2003      9.55        11.75     187,898.97
                                                        2004     11.75        12.85     191,141.96
                                                        2005     12.85        12.42     179,104.51
                                                        2006     12.42        14.39     131,825.95
                                                        2007     14.39        13.58     112,403.00
                                                        2008     13.58         8.85     102,276.68
                                                        2009      8.85        10.49      64,032.08

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.28         8.50       1,841.72
                                                        2002      8.50         6.96      72,511.97
                                                        2003      6.96         9.38     112,355.06
                                                        2004      9.38        11.01     115,802.07
                                                        2005     11.01        12.22      84,285.99
                                                        2006     12.22        15.08      71,440.05
                                                        2007     15.08        16.38      60,548.48
                                                        2008     16.38         9.30      60,944.57
                                                        2009      9.30        11.74      22,254.17

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.21        14.87           0.00
                                                        2002     14.87        13.19      21,689.33
                                                        2003     13.19        17.67      66,851.01
                                                        2004     17.67        21.31      98,462.11
                                                        2005     21.31        23.46     107,470.16
                                                        2006     23.46        25.64      90,273.43
                                                        2007     25.64        26.00      92,906.71
                                                        2008     26.00        13.43      85,426.08
                                                        2009     13.43        19.50      52,665.71

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.71       $11.96       3,103.32
                                                        2002     11.96         9.85      10,581.89
                                                        2003      9.85        12.62      20,427.99
                                                        2004     12.62        14.39      20,725.47
                                                        2005     14.39        16.41      16,532.53
                                                        2006     16.41        18.78      13,384.48
                                                        2007     18.78        19.61      11,164.26
                                                        2008     19.61        11.46       7,183.80
                                                        2009     11.46        15.76       2,575.02

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.23        10.40       1,386.44
                                                        2002     10.40        11.18      82,660.48
                                                        2003     11.18        11.46     166,141.39
                                                        2004     11.46        11.83     121,208.87
                                                        2005     11.83        11.89     132,290.87
                                                        2006     11.89        12.22      86,819.21
                                                        2007     12.22        12.92      85,529.56
                                                        2008     12.92        12.75      64,861.22
                                                        2009     12.75        14.80      38,175.44

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.03         6.07           0.00
                                                        2002      6.07         2.94      14,254.00
                                                        2003      2.94         4.55      47,156.95
                                                        2004      4.55         4.28      45,287.82
                                                        2005      4.28         4.67      42,402.55
                                                        2006      4.67         4.83      36,122.67
                                                        2007      4.83         6.26      32,236.44
                                                        2008      6.26         3.41      19,879.06
                                                        2009      3.41         5.34      16,828.23

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.89        11.82         717.97
                                                        2002     11.82         9.22      32,103.24
                                                        2003      9.22        13.22      57,338.41
                                                        2004     13.22        15.26      57,531.84
                                                        2005     15.26        15.65      63,815.41
                                                        2006     15.65        18.09      40,652.10
                                                        2007     18.09        17.47      36,665.05
                                                        2008     17.47        11.40      29,346.53
                                                        2009     11.40        14.09      11,232.68

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.52        11.37         988.35
                                                        2002     11.37         8.56      30,756.22
                                                        2003      8.56        10.99      55,519.83
                                                        2004     10.99        11.85      52,958.89
                                                        2005     11.85        12.39      49,905.75
                                                        2006     12.39        13.74      46,920.80
                                                        2007     13.74        14.75      42,347.35
                                                        2008     14.75         8.41      32,130.33
                                                        2009      8.41        11.82      12,181.06

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.62       $ 8.22       1,378.37
                                                        2002      8.22         4.52      58,881.91
                                                        2003      4.52         6.07      89,716.97
                                                        2004      6.07         7.04      94,743.41
                                                        2005      7.04         7.92     106,030.37
                                                        2006      7.92         8.28      59,308.89
                                                        2007      8.28         9.56      85,597.20
                                                        2008      9.56         5.67      46,095.52
                                                        2009      5.67         8.10      17,288.78

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     12.06        11.85           0.00
                                                        2002     11.85         8.52      15,594.55
                                                        2003      8.52        11.77      26,823.96
                                                        2004     11.77        12.83      27,130.09
                                                        2005     12.83        13.97      26,757.08
                                                        2006     13.97        14.22      25,726.37
                                                        2007     14.22        15.32      23,752.75
                                                        2008     15.32         9.59      15,505.76
                                                        2009      9.59        13.07       4,070.27

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     15.16        15.43       1,007.68
                                                        2002     15.43        16.58       5,941.77
                                                        2003     16.58        18.32      26,730.46
                                                        2004     18.32        19.15      31,916.01
                                                        2005     19.15        19.32      48,019.14
                                                        2006     19.32        19.89      45,738.69
                                                        2007     19.89        20.30      39,084.69
                                                        2008     20.30        16.92      18,210.54
                                                        2009     16.92        21.93       9,578.61

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     14.10        14.35           0.00
                                                        2002     14.35        15.17      25,521.35
                                                        2003     15.17        15.13      41,839.55
                                                        2004     15.13        15.28      39,518.29
                                                        2005     15.28        15.24      38,078.20
                                                        2006     15.24        15.57      33,343.12
                                                        2007     15.57        15.92      25,692.15
                                                        2008     15.92        15.57      18,130.04
                                                        2009     15.57        15.93       8,153.37

                                           GROUP I--PREFERENCE PLUS SELECT
                                        E SHARE AND AMERICAN FUNDS(R) CLASS 2
                                             1.85 SEPARATE ACCOUNT CHARGE

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/............................... 2006   $ 14.04      $ 14.68        285.76
                                                                            2007     14.68        14.87      2,966.80
                                                                            2008     14.87        13.21      5,323.72
                                                                            2009     13.21        14.58      5,861.01

American Funds Global Small Capitalization Division+ (Class 2)/(c)/........ 2001     13.59        13.25          0.00
                                                                            2002     13.25        10.51          0.00
                                                                            2003     10.51        15.82     16,276.78
                                                                            2004     15.82        18.75     35,175.14
                                                                            2005     18.75        23.04     41,539.10
                                                                            2006     23.04        28.01     76,385.21
                                                                            2007     28.01        33.34     66,717.75
                                                                            2008     33.34        15.18     60,337.00
                                                                            2009     15.18        24.01     55,245.60

American Funds Growth Division+ (Class 2)/(c)/............................. 2001    114.03       103.08          0.00
                                                                            2002    103.08        76.33          0.00
                                                                            2003     76.33       102.36      9,687.49
                                                                            2004    102.36       112.86     20,523.05
                                                                            2005    112.86       128.55     19,557.50
                                                                            2006    128.55       138.89     18,383.62
                                                                            2007    138.89       152.93     16,417.04
                                                                            2008    152.93        83.98     14,835.46
                                                                            2009     83.98       114.76     13,657.62

American Funds Growth-Income Division+ (Class 2)/(c)/...................... 2001     80.00        76.67          0.00
                                                                            2002     76.67        61.37        595.67
                                                                            2003     61.37        79.66     16,673.18
                                                                            2004     79.66        86.18     28,078.77
                                                                            2005     86.18        89.40     20,444.99
                                                                            2006     89.40       100.96     18,095.73
                                                                            2007    100.96       103.94     16,950.80
                                                                            2008    103.94        63.31     13,873.69
                                                                            2009     63.31        81.45     12,956.38

Artio International Stock (formerly Julius Baer International Stock
  Division) (Class E)/(c)/................................................. 2001     11.70        10.92          0.00
                                                                            2002     10.92         8.83          0.00
                                                                            2003      8.83        11.09      2,710.93
                                                                            2004     11.09        12.84      6,372.07
                                                                            2005     12.84        14.85      9,346.37
                                                                            2006     14.85        16.96     14,776.72
                                                                            2007     16.96        18.34     18,467.12
                                                                            2008     18.34        10.04     17,770.84
                                                                            2009     10.04        12.03     12,871.02

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R) Aggregate Bond
  Index Division) (Class E)/(c)/..................................................... 2001    $11.05       $11.24           0.00
                                                                                      2002     11.24        12.14           0.00
                                                                                      2003     12.14        12.34      67,158.56
                                                                                      2004     12.34        12.59     171,181.28
                                                                                      2005     12.59        12.61     160,102.82
                                                                                      2006     12.61        12.86     139,979.46
                                                                                      2007     12.86        13.47     131,688.50
                                                                                      2008     13.47        13.98     104,043.86
                                                                                      2009     13.98        14.43      90,102.38

BlackRock Aggressive Growth Division (Class E)/(c)/.................................. 2001     35.01        32.96           0.00
                                                                                      2002     32.96        23.04           0.00
                                                                                      2003     23.04        31.79       5,474.13
                                                                                      2004     31.79        35.20       6,719.22
                                                                                      2005     35.20        38.20       4,043.86
                                                                                      2006     38.20        39.96      12,244.97
                                                                                      2007     39.96        47.22       7,191.33
                                                                                      2008     47.22        25.13       8,198.16
                                                                                      2009     25.13        36.80       6,046.80

BlackRock Bond Income Division (Class E)/(a)/........................................ 2002     39.15        41.19           0.00
                                                                                      2003     41.19        42.73       8,766.14
                                                                                      2004     42.73        43.74      25,563.56
                                                                                      2005     43.74        43.91      14,215.57
                                                                                      2006     43.91        44.94      13,307.82
                                                                                      2007     44.94        46.82      20,624.84
                                                                                      2008     46.82        44.32      12,896.03
                                                                                      2009     44.32        47.55      11,821.24

BlackRock Bond Income Division (Class E)/(a)/ (formerly SSR Income Class E).......... 2001     37.83        38.80           0.00
                                                                                      2002     38.80        39.19           0.00

BlackRock Diversified Division (Class E)/(c)/........................................ 2001     34.71        33.77           0.00
                                                                                      2002     33.77        28.53       2,247.60
                                                                                      2003     28.53        33.73      12,352.98
                                                                                      2004     33.73        35.85      25,735.63
                                                                                      2005     35.85        36.23      28,451.08
                                                                                      2006     36.23        39.24      21,678.25
                                                                                      2007     39.24        40.72      20,073.29
                                                                                      2008     40.72        30.03      20,927.10
                                                                                      2009     30.03        34.53      19,810.85

BlackRock Large Cap Core Division* (Class E)/(m)/.................................... 2007     71.82        72.27       6,132.85
                                                                                      2008     72.27        44.51       4,951.05
                                                                                      2009     44.51        52.13       3,998.29

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E) (formerly BlackRock Investment
  Trust)/(c)/.............................................................. 2001    $65.02       $60.57          0.00
                                                                            2002     60.57        43.88         18.27
                                                                            2003     43.88        56.01      4,401.11
                                                                            2004     56.01        60.87     10,013.36
                                                                            2005     60.87        61.82      8,337.32
                                                                            2006     61.82        69.14      7,240.96
                                                                            2007     69.14        72.42          0.00

BlackRock Large Cap Value Division (Class E)/(d)/.......................... 2002     10.00         7.90          0.00
                                                                            2003      7.90        10.50     19,011.38
                                                                            2004     10.50        11.68     32,971.81
                                                                            2005     11.68        12.12     32,531.60
                                                                            2006     12.12        14.18     41,217.36
                                                                            2007     14.18        14.37     36,217.61
                                                                            2008     14.37         9.16     25,717.55
                                                                            2009      9.16        10.00     22,067.34

BlackRock Money Market Division (Class E)/(f)/............................. 2003     20.69        20.52     21,858.50
                                                                            2004     20.52        20.31     17,399.33
                                                                            2005     20.31        20.48     15,285.58
                                                                            2006     20.48        21.04      5,782.47
                                                                            2007     21.04        21.67      4,700.57
                                                                            2008     21.67        21.85      6,610.48
                                                                            2009     21.85        21.51     13,324.06

BlackRock Strategic Value Division (Class E)/(c)/.......................... 2001     14.15        13.88          0.00
                                                                            2002     13.88        10.70      2,688.19
                                                                            2003     10.70        15.75     51,317.85
                                                                            2004     15.75        17.80     93,511.01
                                                                            2005     17.80        18.17     86,008.74
                                                                            2006     18.17        20.80     78,846.01
                                                                            2007     20.80        19.69     75,542.93
                                                                            2008     19.69        11.88     67,262.75
                                                                            2009     11.88        13.17     61,554.41

Davis Venture Value Division (Class E)/(c)/................................ 2001     26.36        25.60          0.00
                                                                            2002     25.60        20.97          0.00
                                                                            2003     20.97        26.92      3,786.98
                                                                            2004     26.92        29.63     15,500.44
                                                                            2005     29.63        32.04     15,937.08
                                                                            2006     32.04        35.99     17,394.56
                                                                            2007     35.99        36.89     16,599.66
                                                                            2008     36.89        21.92     13,555.01
                                                                            2009     21.92        28.37     11,593.58

FI Mid Cap Opportunities Division (Class E)/(c) (h)/....................... 2001     17.85        15.33          0.00
                                                                            2002     15.33        10.66          0.00
                                                                            2003     10.66        14.09      4,921.87
                                                                            2004     14.09        16.18     25,111.91
                                                                            2005     16.18        16.95     23,907.92
                                                                            2006     16.95        18.58     26,431.38
                                                                            2007     18.58        19.73     22,714.49
                                                                            2008     19.73         8.64     23,983.07
                                                                            2009      8.64        11.35     21,034.65

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/................................... 2002    $21.83       $17.91          0.00
                                                                            2003     17.91        22.29      2,266.10
                                                                            2004     22.29        24.85      3,345.28
                                                                            2005     24.85        26.96     22,313.31
                                                                            2006     26.96        29.58     20,520.91
                                                                            2007     29.58        30.21     11,143.64
                                                                            2008     30.21        18.08      4,642.56
                                                                            2009     18.08        21.59      4,925.07

Harris Oakmark International Division (Class E)/(d)/....................... 2002     10.56         8.78          0.00
                                                                            2003      8.78        11.66        858.80
                                                                            2004     11.66        13.81     18,761.62
                                                                            2005     13.81        15.49     21,405.85
                                                                            2006     15.49        19.62     37,922.17
                                                                            2007     19.62        19.07     34,317.06
                                                                            2008     19.07        11.07     19,156.17
                                                                            2009     11.07        16.88     19,058.27

Jennison Growth Division (Class E)/(c)(g)/................................. 2005      3.98         4.77     16,188.24
                                                                            2006      4.77         4.80     15,352.54
                                                                            2007      4.80         5.26     13,338.99
                                                                            2008      5.26         3.27      4,472.86
                                                                            2009      3.27         4.50      3,487.75

Jennison Growth Division (Class E)/(c) (g) /(formerly Met/Putnam Voyager
  Division)................................................................ 2001      5.36         4.88          0.00
                                                                            2002      4.88         3.40          0.00
                                                                            2003      3.40         4.20      8,874.34
                                                                            2004      4.20         4.31     17,382.06
                                                                            2005      4.31         3.94     17,670.96

Lazard Mid Cap Division (Class E)/(d)/..................................... 2002     11.36         9.62          0.00
                                                                            2003      9.62        11.93     11,194.49
                                                                            2004     11.93        13.41     12,591.01
                                                                            2005     13.41        14.25     14,798.27
                                                                            2006     14.25        16.05     16,355.97
                                                                            2007     16.05        15.34     21,151.73
                                                                            2008     15.34         9.30      9,017.43
                                                                            2009      9.30        12.49      6,881.48

Legg Mason Partners Aggressive Growth (Class E)/(e)/....................... 2003      5.51         6.70      6,261.25
                                                                            2004      6.70         7.14     10,008.87
                                                                            2005      7.14         7.97     10,463.75
                                                                            2006      7.97         7.69      8,597.02
                                                                            2007      7.69         7.73      6,076.74
                                                                            2008      7.73         4.62      9,764.62
                                                                            2009      4.62         6.05      9,405.48

Legg Mason Partners Aggressive Growth (Class E)/(e)/ (formerly Janus
  Aggressive Growth)....................................................... 2001      8.85         7.72          0.00
                                                                            2002      7.72         5.25          0.00
                                                                            2003      5.25         5.51          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Value Equity (Class E)/(c) (l)/............... 2006    $ 9.13       $ 9.77      3,911.20
                                                          2007      9.77         9.03      4,743.52
                                                          2008      9.03         4.02      1,836.51
                                                          2009      4.02         5.45        491.98

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.63         8.19          0.00
                                                          2002      8.19         6.41          0.00
                                                          2003      6.41         7.65        194.76
                                                          2004      7.65         8.36      4,289.97
                                                          2005      8.36         8.79      3,574.99
                                                          2006      8.79         9.17      3,334.78

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     22.21        21.70          0.00
                                                          2002     21.70        16.69          0.00
                                                          2003     16.69        22.33      1,110.52
                                                          2004     22.33        25.48      3,460.40
                                                          2005     25.48        26.70      3,613.34
                                                          2006     26.70        30.54      6,980.67
                                                          2007     30.54        33.50      7,310.03
                                                          2008     33.50        21.04      5,202.60
                                                          2009     21.04        26.87      4,225.14

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.77          0.00
                                                          2002      8.77         6.21          0.00
                                                          2003      6.21         8.82      3,269.14
                                                          2004      8.82         9.63     10,060.58
                                                          2005      9.63         9.87      9,320.83
                                                          2006      9.87        10.65      8,812.48
                                                          2007     10.65        10.92      9,436.31
                                                          2008     10.92         6.29      6,159.24
                                                          2009      6.29         8.02      4,504.66

Lord Abbett Bond Debenture Division (Class E)/(b)/....... 2002     10.55        10.20      1,191.86
                                                          2003     10.20        11.95     33,108.92
                                                          2004     11.95        12.70     27,217.40
                                                          2005     12.70        12.67     21,479.48
                                                          2006     12.67        13.58     21,717.91
                                                          2007     13.58        14.23     20,997.86
                                                          2008     14.23        11.38     23,505.96
                                                          2009     11.38        15.29     25,749.04
Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division)...... 2001     10.55        10.27          0.00
                                                          2002     10.27        10.55          0.00

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Met/AIM Small Cap Growth Division (Class E)/(d)/........................... 2002    $11.20       $ 8.44           0.00
                                                                            2003      8.44        11.52       1,199.21
                                                                            2004     11.52        12.05       5,484.99
                                                                            2005     12.05        12.83       5,359.32
                                                                            2006     12.83        14.39       9,891.28
                                                                            2007     14.39        15.71       5,766.17
                                                                            2008     15.71         9.45       6,251.83
                                                                            2009      9.45        12.43       5,527.91

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused Value
  Division) (Class E)/(c)/................................................. 2001     24.48        25.27           0.00
                                                                            2002     25.27        22.58       1,307.84
                                                                            2003     22.58        29.36      34,839.96
                                                                            2004     29.36        31.63      51,850.34
                                                                            2005     31.63        34.10      54,715.60
                                                                            2006     34.10        37.59      33,272.54
                                                                            2007     37.59        34.32      24,541.16
                                                                            2008     34.32        18.16      17,998.70
                                                                            2009     18.16        25.20      15,543.98

MetLife Mid Cap Stock Index Division (Class E)/(c)/........................ 2001     10.38        10.25           0.00
                                                                            2002     10.25         8.55          95.26
                                                                            2003      8.55        11.31      64,927.67
                                                                            2004     11.31        12.87      74,990.67
                                                                            2005     12.87        14.17      80,435.88
                                                                            2006     14.17        15.28      78,535.41
                                                                            2007     15.28        16.15      68,078.34
                                                                            2008     16.15        10.09      58,410.60
                                                                            2009     10.09        13.57      52,244.07

MetLife Stock Index Division (Class E)/(c)/................................ 2001     36.22        34.14           0.00
                                                                            2002     34.14        26.00          30.99
                                                                            2003     26.00        32.67      78,326.89
                                                                            2004     32.67        35.40     113,355.91
                                                                            2005     35.40        36.31     114,020.79
                                                                            2006     36.31        41.10      86,703.53
                                                                            2007     41.10        42.38      79,508.03
                                                                            2008     42.38        26.13      84,730.94
                                                                            2009     26.13        32.34      65,886.50

MFS(R) Research International Division (Class E)/(c)/...................... 2001      9.00         8.34           0.00
                                                                            2002      8.34         7.23           0.00
                                                                            2003      7.23         9.38       5,245.98
                                                                            2004      9.38        11.02       9,084.93
                                                                            2005     11.02        12.60      10,534.66
                                                                            2006     12.60        15.69      26,086.51
                                                                            2007     15.69        17.46      29,483.95
                                                                            2008     17.46         9.88      20,671.81
                                                                            2009      9.88        12.78      13,529.34

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MFS(R) Total Return Division (Class E)/(i)/................................ 2004    $34.05       $36.91      2,362.83
                                                                            2005     36.91        37.27     21,930.33
                                                                            2006     37.27        40.96     12,278.96
                                                                            2007     40.96        41.86     22,416.46
                                                                            2008     41.86        31.91     26,643.32
                                                                            2009     31.91        37.05     22,585.73

MFS(R) Value Division (Class E)/(c)/....................................... 2001     11.51        11.32          0.00
                                                                            2002     11.32         9.53         85.63
                                                                            2003      9.53        11.72     47,626.01
                                                                            2004     11.72        12.81     75,434.86
                                                                            2005     12.81        12.38     67,934.93
                                                                            2006     12.38        14.33     54,497.06
                                                                            2007     14.33        13.52     50,718.40
                                                                            2008     13.52         8.81     41,501.27
                                                                            2009      8.81        10.43     35,529.36

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/....................... 2001      9.27         8.49          0.00
                                                                            2002      8.49         6.94          0.00
                                                                            2003      6.94         9.36     56,548.44
                                                                            2004      9.36        10.97     78,514.09
                                                                            2005     10.97        12.18     83,251.25
                                                                            2006     12.18        15.02     69,397.19
                                                                            2007     15.02        16.30     81,797.44
                                                                            2008     16.30         9.25     54,682.46
                                                                            2009      9.25        11.67     44,827.68

Neuberger Berman Mid Cap Value Division (Class E)/(c)/..................... 2001     15.19        14.85          0.00
                                                                            2002     14.85        13.16          0.00
                                                                            2003     13.16        17.62     17,441.95
                                                                            2004     17.62        21.24     59,079.76
                                                                            2005     21.24        23.37     77,812.63
                                                                            2006     23.37        25.53     71,512.90
                                                                            2007     25.53        25.88     61,609.83
                                                                            2008     25.88        13.36     53,391.33
                                                                            2009     13.36        19.39     51,407.72

Oppenheimer Global Equity Division (Class E)/(c)/.......................... 2001     12.68        11.93          0.00
                                                                            2002     11.93         9.82          0.00
                                                                            2003      9.82        12.57      5,569.13
                                                                            2004     12.57        14.33     11,169.65
                                                                            2005     14.33        16.34     13,658.21
                                                                            2006     16.34        18.69     17,362.38
                                                                            2007     18.69        19.50     20,229.78
                                                                            2008     19.50        11.39     17,288.07
                                                                            2009     11.39        15.66     18,094.43

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
PIMCO Total Return Division (Class E)/(c)/................................. 2001    $10.23       $10.40           0.00
                                                                            2002     10.40        11.17       2,833.60
                                                                            2003     11.17        11.45      56,801.90
                                                                            2004     11.45        11.81     101,512.08
                                                                            2005     11.81        11.86      57,082.34
                                                                            2006     11.86        12.19      45,629.93
                                                                            2007     12.19        12.88      52,878.64
                                                                            2008     12.88        12.70      46,071.42
                                                                            2009     12.70        14.74      53,128.87

RCM Tecnology Division (Class E)/(c)/...................................... 2001      7.03         6.06           0.00
                                                                            2002      6.06         2.94         395.85
                                                                            2003      2.94         4.55      47,359.68
                                                                            2004      4.55         4.27      51,989.76
                                                                            2005      4.27         4.66      51,768.53
                                                                            2006      4.66         4.82      37,104.91
                                                                            2007      4.82         6.24      95,339.67
                                                                            2008      6.24         3.40      35,816.39
                                                                            2009      3.40         5.31      46,537.56

Russell 2000(R) Index Division (Class E)/(c)/.............................. 2001     11.88        11.80           0.00
                                                                            2002     11.80         9.20          87.99
                                                                            2003      9.20        13.18      24,197.78
                                                                            2004     13.18        15.21      29,525.34
                                                                            2005     15.21        15.59      27,898.11
                                                                            2006     15.59        18.02      44,470.27
                                                                            2007     18.02        17.39      24,872.41
                                                                            2008     17.39        11.34      16,450.26
                                                                            2009     11.34        14.01      14,815.55

T. Rowe Price Large Cap Growth Division (Class E)/(c)/..................... 2001     11.51        11.35           0.00
                                                                            2002     11.35         8.55          94.47
                                                                            2003      8.55        10.96      12,347.63
                                                                            2004     10.96        11.81      25,543.47
                                                                            2005     11.81        12.34      28,663.46
                                                                            2006     12.34        13.69      25,822.06
                                                                            2007     13.69        14.68      27,330.57
                                                                            2008     14.68         8.36      28,191.45
                                                                            2009      8.36        11.76      30,184.39

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/....................... 2001      8.62         8.22           0.00
                                                                            2002      8.22         4.51           0.00
                                                                            2003      4.51         6.06      12,580.19
                                                                            2004      6.06         7.03      15,833.09
                                                                            2005      7.03         7.90      22,194.00
                                                                            2006      7.90         8.25      26,839.68
                                                                            2007      8.25         9.53      48,357.23
                                                                            2008      9.53         5.65      48,546.16
                                                                            2009      5.65         8.06      48,814.10

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class E)/(c)/..................... 2001    $12.03       $11.82          0.00
                                                                            2002     11.82         8.49          0.00
                                                                            2003      8.49        11.73     11,939.27
                                                                            2004     11.73        12.78     21,342.59
                                                                            2005     12.78        13.90     20,272.55
                                                                            2006     13.90        14.15     14,223.45
                                                                            2007     14.15        15.24     10,688.00
                                                                            2008     15.24         9.53     10,545.45
                                                                            2009      9.53        12.99      6,922.34

Western Asset Management Strategic Bond Opportunities Division
  (Class E)/(c)/........................................................... 2001     15.11        15.38          0.00
                                                                            2002     15.38        16.51        246.17
                                                                            2003     16.51        18.23     17,349.99
                                                                            2004     18.23        19.06     52,882.29
                                                                            2005     19.06        19.21     52,995.05
                                                                            2006     19.21        19.77     52,831.41
                                                                            2007     19.77        20.16     37,746.74
                                                                            2008     20.16        16.80     28,074.63
                                                                            2009     16.80        21.77     26,247.60

Western Asset Management U.S Government Division (Class E)/(c)/............ 2001     14.05        14.30          0.00
                                                                            2002     14.30        15.11        516.28
                                                                            2003     15.11        15.06     10,000.40
                                                                            2004     15.06        15.20     19,636.40
                                                                            2005     15.20        15.16     15,547.01
                                                                            2006     15.16        15.47     12,946.30
                                                                            2007     15.47        15.82     13,130.41
                                                                            2008     15.82        15.46     18,408.71
                                                                            2009     15.46        15.81     22,906.28

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.90 SEPARATE ACCOUNT CHARGE

                                                                    BEGINNING OF               NUMBER OF
                                                                        YEAR     END OF YEAR  ACCUMULATION
                                                                    ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                            ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.................. 2006   $ 13.98      $ 14.61      8,302.42
                                                               2007     14.61        14.79     45,731.95
                                                               2008     14.79        13.13     13,981.78
                                                               2009     13.13        14.49      5,972.30

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/.............................................. 2001     13.57        13.22          0.00
                                                               2002     13.22        10.49      3,013.91
                                                               2003     10.49        15.78     24,019.52
                                                               2004     15.78        18.68     75,500.24
                                                               2005     18.68        22.95     75,518.87
                                                               2006     22.95        27.89     65,936.39
                                                               2007     27.89        33.18     69,803.28
                                                               2008     33.18        15.10     67,083.02
                                                               2009     15.10        23.87     57,472.60

American Funds Growth Division+ ( Class 2)/(c)/............... 2001    113.04       102.16          0.00
                                                               2002    102.16        75.61      1,405.54
                                                               2003     75.61       101.34     18,951.53
                                                               2004    101.34       111.69     41,274.48
                                                               2005    111.69       127.15     35,235.78
                                                               2006    127.15       137.31     29,683.32
                                                               2007    137.31       151.12     28,363.02
                                                               2008    151.12        82.94     26,111.18
                                                               2009     82.94       113.28     22,757.03

American Funds Growth-Income Division+ (Class 2)/(c)/......... 2001     79.30        75.99          0.00
                                                               2002     75.99        60.79        738.38
                                                               2003     60.79        78.87     24,558.88
                                                               2004     78.87        85.28     46,623.82
                                                               2005     85.28        88.43     35,378.65
                                                               2006     88.43        99.81     32,205.65
                                                               2007     99.81       102.71     30,390.79
                                                               2008    102.71        62.53     26,080.28
                                                               2009     62.53        80.40     23,184.24

Artio International Stock (formerly Julius Baer International
  Stock Division) (Class E)/(c)/.............................. 2001     11.64        10.86          0.00
                                                               2002     10.86         8.78      1,771.31
                                                               2003      8.78        11.02      7,486.93
                                                               2004     11.02        12.76     13,045.37
                                                               2005     12.76        14.75     12,454.27
                                                               2006     14.75        16.82     20,085.13
                                                               2007     16.82        18.19     20,793.95
                                                               2008     18.19         9.96     22,987.03
                                                               2009      9.96        11.91     16,401.40

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $11.03       $11.22           0.00
                                                     2002     11.22        12.12      15,993.09
                                                     2003     12.12        12.31     102,537.01
                                                     2004     12.31        12.55     332,741.42
                                                     2005     12.55        12.56     351,512.09
                                                     2006     12.56        12.80     299,065.59
                                                     2007     12.80        13.40     279,476.93
                                                     2008     13.40        13.91     176,960.32
                                                     2009     13.91        14.35     169,128.17

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     34.78        32.73           0.00
                                                     2002     32.73        22.87         808.71
                                                     2003     22.87        31.55       5,530.73
                                                     2004     31.55        34.91      27,569.27
                                                     2005     34.91        37.87      25,733.02
                                                     2006     37.87        39.58      17,566.02
                                                     2007     39.58        46.75      16,376.38
                                                     2008     46.75        24.87      16,834.72
                                                     2009     24.87        36.40      15,704.76

BlackRock Bond Income Division (Class E)/(a)/....... 2002     38.79        40.79       3,343.04
                                                     2003     40.79        42.30      12,029.75
                                                     2004     42.30        43.27      31,709.92
                                                     2005     43.27        43.42      30,252.66
                                                     2006     43.42        44.42      25,791.23
                                                     2007     44.42        46.25      20,574.99
                                                     2008     46.25        43.76      16,794.85
                                                     2009     43.76        46.92      15,213.98

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     37.48        38.44           0.00
                                                     2002     38.44        38.83           0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     34.45        33.51           0.00
                                                     2002     33.51        28.30         189.63
                                                     2003     28.30        33.43      43,259.47
                                                     2004     33.43        35.52      61,426.46
                                                     2005     35.52        35.88      60,737.04
                                                     2006     35.88        38.84      27,167.96
                                                     2007     38.84        40.28      31,799.50
                                                     2008     40.28        29.69      22,471.82
                                                     2009     29.69        34.13      20,056.33

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     70.96        71.39      10,183.43
                                                     2008     71.39        43.95       8,829.46
                                                     2009     43.95        51.44       8,748.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/......... 2001    $64.44       $60.01           0.00
                                                      2002     60.01        43.45         971.49
                                                      2003     43.45        55.44       4,833.79
                                                      2004     55.44        60.22      13,651.94
                                                      2005     60.22        61.13      13,079.30
                                                      2006     61.13        68.33      11,830.71
                                                      2007     68.33        71.56           0.00

BlackRock Large Cap Value Division (Class E)/(d)/.... 2002     10.00         7.89           0.00
                                                      2003      7.89        10.49      11,432.11
                                                      2004     10.49        11.66      39,678.29
                                                      2005     11.66        12.09      36,886.96
                                                      2006     12.09        14.15      36,842.26
                                                      2007     14.15        14.33      41,901.90
                                                      2008     14.33         9.13      34,042.05
                                                      2009      9.13         9.96      30,626.85

BlackRock Money Market Division (Class E)/(f)/....... 2003     20.49        20.31      14,986.46
                                                      2004     20.31        20.09       6,733.03
                                                      2005     20.09        20.25       6,206.05
                                                      2006     20.25        20.80     116,864.92
                                                      2007     20.80        21.41     133,941.33
                                                      2008     21.41        21.57     152,559.23
                                                      2009     21.57        21.23      88,214.97

BlackRock Strategic Value Division (Class E)/(c)/.... 2001     14.14        13.87           0.00
                                                      2002     13.87        10.68      12,682.58
                                                      2003     10.68        15.72      91,986.55
                                                      2004     15.72        17.76     240,550.97
                                                      2005     17.76        18.12     173,335.54
                                                      2006     18.12        20.74     141,003.70
                                                      2007     20.74        19.62     127,084.88
                                                      2008     19.62        11.83     104,037.56
                                                      2009     11.83        13.11      98,345.69

Davis Venture Value Division (Class E)/(c)/.......... 2001     26.27        25.51           0.00
                                                      2002     25.51        20.89         244.74
                                                      2003     20.89        26.80       7,277.40
                                                      2004     26.80        29.48      25,502.28
                                                      2005     29.48        31.86      28,292.41
                                                      2006     31.86        35.77      29,164.26
                                                      2007     35.77        36.65      29,560.06
                                                      2008     36.65        21.77      26,060.80
                                                      2009     21.77        28.16      22,652.94

FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001     17.81        15.30           0.00
                                                      2002     15.30        10.63       3,208.29
                                                      2003     10.63        14.04       7,155.17
                                                      2004     14.04        16.11      80,222.93
                                                      2005     16.11        16.87      27,038.96
                                                      2006     16.87        18.49      22,095.35
                                                      2007     18.49        19.63      22,599.70
                                                      2008     19.63         8.59      24,930.34
                                                      2009      8.59        11.27      19,977.47

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/............. 2002    $21.73       $17.83          0.00
                                                      2003     17.83        22.17      1,175.26
                                                      2004     22.17        24.70      6,036.48
                                                      2005     24.70        26.79     10,879.80
                                                      2006     26.79        29.38     10,192.08
                                                      2007     29.38        29.99     10,652.42
                                                      2008     29.99        17.94      8,003.84
                                                      2009     17.94        21.41      7,694.81

Harris Oakmark International Division (Class E)/(d)/. 2002     10.56         8.78      2,920.56
                                                      2003      8.78        11.64      7,171.53
                                                      2004     11.64        13.79     52,024.04
                                                      2005     13.79        15.46     56,065.91
                                                      2006     15.46        19.57     73,277.49
                                                      2007     19.57        19.01     65,916.50
                                                      2008     19.01        11.03     42,456.25
                                                      2009     11.03        16.81     39,719.10

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.97         4.76     31,624.41
                                                      2006      4.76         4.79     22,061.13
                                                      2007      4.79         5.24      9,107.69
                                                      2008      5.24         3.26      9,198.20
                                                      2009      3.26         4.48     15,348.41

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.35         4.88          0.00
                                                      2002      4.88         3.40      1,383.77
                                                      2003      3.40         4.19     15,392.07
                                                      2004      4.19         4.30     22,107.36
                                                      2005      4.30         3.93     22,269.49

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.36         9.61          0.00
                                                      2003      9.61        11.92      3,997.79
                                                      2004     11.92        13.39     22,734.48
                                                      2005     13.39        14.22     17,991.04
                                                      2006     14.22        16.01     23,011.11
                                                      2007     16.01        15.29     17,686.83
                                                      2008     15.29         9.26     15,006.86
                                                      2009      9.26        12.44     11,927.44

Legg Mason Partners Aggressive Growth (Class E)/(e)/. 2003      5.50         6.69      9,828.64
                                                      2004      6.69         7.12     14,079.78
                                                      2005      7.12         7.95     17,725.36
                                                      2006      7.95         7.67     15,578.74
                                                      2007      7.67         7.70     10,782.29
                                                      2008      7.70         4.61      9,783.69
                                                      2009      4.61         6.02      9,491.84

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................. 2001      8.85         7.72          0.00
                                                      2002      7.72         5.25        201.87
                                                      2003      5.25         5.50          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Value Equity (Class E)/(c) (l)/............... 2006    $ 9.10       $ 9.73      2,149.98
                                                          2007      9.73         8.99      2,511.02
                                                          2008      8.99         4.00      1,990.50
                                                          2009      4.00         5.42      2,379.85

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.62         8.18          0.00
                                                          2002      8.18         6.40        924.89
                                                          2003      6.40         7.63      1,538.73
                                                          2004      7.63         8.33      3,515.44
                                                          2005      8.33         8.76      2,866.69
                                                          2006      8.76         9.14      2,844.02

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     22.13        21.62          0.00
                                                          2002     21.62        16.62      1,466.98
                                                          2003     16.62        22.22      6,563.89
                                                          2004     22.22        25.34      9,684.82
                                                          2005     25.34        26.55     10,412.49
                                                          2006     26.55        30.35     15,689.55
                                                          2007     30.35        33.27     11,368.47
                                                          2008     33.27        20.89     10,327.72
                                                          2009     20.89        26.66      9,461.54

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.76          0.00
                                                          2002      8.76         6.20        334.60
                                                          2003      6.20         8.81      9,870.44
                                                          2004      8.81         9.61     21,119.63
                                                          2005      9.61         9.85     17,329.02
                                                          2006      9.85        10.62     14,849.70
                                                          2007     10.62        10.89     14,540.16
                                                          2008     10.89         6.26     16,140.35
                                                          2009      6.26         7.99     14,343.49

Lord Abbett Bond Debenture Division (Class E)/(b)/....... 2002     10.53        10.17      1,415.92
                                                          2003     10.17        11.91     26,068.51
                                                          2004     11.91        12.65     64,145.58
                                                          2005     12.65        12.61     64,834.29
                                                          2006     12.61        13.51     55,060.04
                                                          2007     13.51        14.15     63,217.97
                                                          2008     14.15        11.31     45,725.58
                                                          2009     11.31        15.19     38,501.95

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division)...... 2001     10.53        10.25          0.00
                                                          2002     10.25        10.53          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Met/AIM Small Cap Growth Division (Class E)/(d)/...... 2002    $11.20       $ 8.44           0.00
                                                       2003      8.44        11.51       3,308.75
                                                       2004     11.51        12.03       6,104.99
                                                       2005     12.03        12.81       5,771.26
                                                       2006     12.81        14.36       6,166.00
                                                       2007     14.36        15.66       7,295.83
                                                       2008     15.66         9.42       7,339.58
                                                       2009      9.42        12.38       6,100.85

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/...................................... 2001     24.37        25.16           0.00
                                                       2002     25.16        22.47       4,547.75
                                                       2003     22.47        29.20      26,518.38
                                                       2004     29.20        31.45      51,174.27
                                                       2005     31.45        33.89      47,002.14
                                                       2006     33.89        37.34      42,284.04
                                                       2007     37.34        34.07      38,147.80
                                                       2008     34.07        18.02      32,394.51
                                                       2009     18.02        24.99      25,157.15

MetLife Mid Cap Stock Index Division (Class E)/(c)/... 2001     10.37        10.24           0.00
                                                       2002     10.24         8.54       4,534.88
                                                       2003      8.54        11.29      52,015.85
                                                       2004     11.29        12.84      88,555.01
                                                       2005     12.84        14.13      83,733.92
                                                       2006     14.13        15.23      81,561.45
                                                       2007     15.23        16.09      65,302.45
                                                       2008     16.09        10.05      63,984.53
                                                       2009     10.05        13.50      57,871.56

MetLife Stock Index Division (Class E)/(c)/........... 2001     36.02        33.94           0.00
                                                       2002     33.94        25.84       5,769.72
                                                       2003     25.84        32.45      52,164.34
                                                       2004     32.45        35.14     187,618.58
                                                       2005     35.14        36.03     188,827.97
                                                       2006     36.03        40.76     170,324.27
                                                       2007     40.76        42.01     159,758.97
                                                       2008     42.01        25.89     152,533.23
                                                       2009     25.89        32.02     138,128.74

MFS(R) Research International Division (Class E)/(c)/. 2001      8.99         8.33           0.00
                                                       2002      8.33         7.22         471.26
                                                       2003      7.22         9.36      15,286.66
                                                       2004      9.36        10.99      21,493.41
                                                       2005     10.99        12.57      20,177.00
                                                       2006     12.57        15.64      51,532.57
                                                       2007     15.64        17.40      56,117.46
                                                       2008     17.40         9.84      41,656.75
                                                       2009      9.84        12.72      32,306.21

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Total Return Division (Class E)/(i)/............ 2004    $33.76       $36.59       3,816.14
                                                        2005     36.59        36.93      15,082.43
                                                        2006     36.93        40.56      38,985.17
                                                        2007     40.56        41.43      55,843.58
                                                        2008     41.43        31.56      47,932.74
                                                        2009     31.56        36.64      45,504.43

MFS(R) Value Division (Class E)/(c)/................... 2001     11.49        11.31           0.00
                                                        2002     11.31         9.51      14,199.01
                                                        2003      9.51        11.69      47,343.51
                                                        2004     11.69        12.77     119,572.47
                                                        2005     12.77        12.34     109,224.41
                                                        2006     12.34        14.28      92,846.80
                                                        2007     14.28        13.45      74,177.43
                                                        2008     13.45         8.76      67,499.00
                                                        2009      8.76        10.38      59,539.31

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.25         8.47           0.00
                                                        2002      8.47         6.93       7,162.93
                                                        2003      6.93         9.34     144,270.47
                                                        2004      9.34        10.94     212,515.85
                                                        2005     10.94        12.13     116,909.90
                                                        2006     12.13        14.96     111,174.05
                                                        2007     14.96        16.23     103,672.89
                                                        2008     16.23         9.21     111,642.29
                                                        2009      9.21        11.61      92,150.07

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.17        14.83           0.00
                                                        2002     14.83        13.13       1,354.01
                                                        2003     13.13        17.58      13,934.84
                                                        2004     17.58        21.18      59,566.68
                                                        2005     21.18        23.29      68,756.49
                                                        2006     23.29        25.43      52,627.44
                                                        2007     25.43        25.76      54,595.36
                                                        2008     25.76        13.29      51,528.37
                                                        2009     13.29        19.29      42,980.75

Oppenheimer Global Equity Division (Class E)/(c)/...... 2001     12.65        11.90           0.00
                                                        2002     11.90         9.79         563.53
                                                        2003      9.79        12.53       7,699.28
                                                        2004     12.53        14.28      13,820.88
                                                        2005     14.28        16.27      12,974.62
                                                        2006     16.27        18.60      13,594.90
                                                        2007     18.60        19.40      13,438.30
                                                        2008     19.40        11.32      11,966.09
                                                        2009     11.32        15.56      10,478.17

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Total Return Division (Class E)/(c)/............. 2001    $10.22       $10.39           0.00
                                                        2002     10.39        11.16       9,547.17
                                                        2003     11.16        11.43      91,741.16
                                                        2004     11.43        11.78     221,502.98
                                                        2005     11.78        11.83     228,104.58
                                                        2006     11.83        12.15     134,722.82
                                                        2007     12.15        12.83     148,495.59
                                                        2008     12.83        12.65     134,376.28
                                                        2009     12.65        14.67     122,195.87

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.03         6.06           0.00
                                                        2002      6.06         2.94           0.00
                                                        2003      2.94         4.54      38,716.32
                                                        2004      4.54         4.26     131,230.36
                                                        2005      4.26         4.65      86,013.73
                                                        2006      4.65         4.81      73,827.22
                                                        2007      4.81         6.22      63,124.39
                                                        2008      6.22         3.38      52,775.10
                                                        2009      3.38         5.29      57,345.33

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.86        11.78           0.00
                                                        2002     11.78         9.18       3,089.33
                                                        2003      9.18        13.15      25,917.46
                                                        2004     13.15        15.16      50,459.09
                                                        2005     15.16        15.53      50,049.99
                                                        2006     15.53        17.94      49,117.28
                                                        2007     17.94        17.31      43,566.62
                                                        2008     17.31        11.28      41,467.67
                                                        2009     11.28        13.93      36,927.94

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.49        11.33           0.00
                                                        2002     11.33         8.53         988.89
                                                        2003      8.53        10.93       7,368.15
                                                        2004     10.93        11.77      26,406.23
                                                        2005     11.77        12.30      24,290.61
                                                        2006     12.30        13.63      21,458.90
                                                        2007     13.63        14.61      29,530.51
                                                        2008     14.61         8.32      27,893.36
                                                        2009      8.32        11.69      16,974.15

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001      8.62         8.22           0.00
                                                        2002      8.22         4.51       5,956.41
                                                        2003      4.51         6.05      25,976.24
                                                        2004      6.05         7.01      48,313.85
                                                        2005      7.01         7.88      57,643.02
                                                        2006      7.88         8.23      52,037.86
                                                        2007      8.23         9.49      70,258.72
                                                        2008      9.49         5.62      55,757.62
                                                        2009      5.62         8.03      52,586.61

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001    $12.00       $11.79          0.00
                                                        2002     11.79         8.47        740.80
                                                        2003      8.47        11.69      6,820.69
                                                        2004     11.69        12.73     10,507.64
                                                        2005     12.73        13.84     10,450.91
                                                        2006     13.84        14.08      9,325.47
                                                        2007     14.08        15.15     13,575.06
                                                        2008     15.15         9.48     11,701.88
                                                        2009      9.48        12.91     12,632.88

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     15.06        15.32          0.00
                                                        2002     15.32        16.44      2,032.45
                                                        2003     16.44        18.15     38,842.28
                                                        2004     18.15        18.96     84,855.05
                                                        2005     18.96        19.10     84,331.83
                                                        2006     19.10        19.65     74,108.61
                                                        2007     19.65        20.03     55,755.70
                                                        2008     20.03        16.68     49,032.00
                                                        2009     16.68        21.60     36,657.57

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     14.00        14.25          0.00
                                                        2002     14.25        15.05      1,434.01
                                                        2003     15.05        14.99     61,521.19
                                                        2004     14.99        15.12     33,227.70
                                                        2005     15.12        15.07     29,759.10
                                                        2006     15.07        15.38     24,235.19
                                                        2007     15.38        15.71     27,578.09
                                                        2008     15.71        15.35     19,402.36
                                                        2009     15.35        15.69     15,632.99

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.95 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.91      $ 14.54        609.09
                                                       2007     14.54        14.71      8,556.70
                                                       2008     14.71        13.06      5,627.05
                                                       2009     13.06        14.40      5,174.78

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.55        13.20          0.00
                                                       2002     13.20        10.46      6,770.73
                                                       2003     10.46        15.73     19,818.67
                                                       2004     15.73        18.62     27,055.05
                                                       2005     18.62        22.86     27,764.62
                                                       2006     22.86        27.77     33,806.46
                                                       2007     27.77        33.02     31,194.78
                                                       2008     33.02        15.02     25,007.49
                                                       2009     15.02        23.73     13,830.25

American Funds Growth Division+ ( Class 2)/(C)/....... 2001    112.05       101.25          0.00
                                                       2002    101.25        74.90      2,729.99
                                                       2003     74.90       100.34      9,349.78
                                                       2004    100.34       110.53     14,562.37
                                                       2005    110.53       125.77     15,316.45
                                                       2006    125.77       135.74     16,484.29
                                                       2007    135.74       149.32     14,638.88
                                                       2008    149.32        81.91     11,738.22
                                                       2009     81.91       111.83      8,661.00

American Funds Growth-Income Division+ (Class 2)/(C)/. 2001     78.61        75.31          0.00
                                                       2002     75.31        60.22      3,960.17
                                                       2003     60.22        78.09     20,009.43
                                                       2004     78.09        84.39     24,296.87
                                                       2005     84.39        87.47     24,577.59
                                                       2006     87.47        98.68     23,058.63
                                                       2007     98.68       101.49     17,968.87
                                                       2008    101.49        61.76     14,155.02
                                                       2009     61.76        79.37      8,549.43

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(C)/...................................... 2001     11.58        10.80          0.00
                                                       2002     10.80         8.73      4,289.94
                                                       2003      8.73        10.95     10,133.66
                                                       2004     10.95        12.67      8,229.47
                                                       2005     12.67        14.64      5,687.67
                                                       2006     14.64        16.69     12,354.92
                                                       2007     16.69        18.04      7,011.85
                                                       2008     18.04         9.87      9,173.26
                                                       2009      9.87        11.80      5,226.06

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(C)/.......................... 2001    $11.02       $11.21           0.00
                                                     2002     11.21        12.09      58,400.34
                                                     2003     12.09        12.27      79,022.18
                                                     2004     12.27        12.51     121,799.63
                                                     2005     12.51        12.52     112,600.60
                                                     2006     12.52        12.75      98,805.08
                                                     2007     12.75        13.34      88,052.22
                                                     2008     13.34        13.84      48,570.56
                                                     2009     13.84        14.27      22,191.47

BlackRock Aggressive Growth Division (Class E)/(C)/. 2001     34.55        32.51           0.00
                                                     2002     32.51        22.70         594.07
                                                     2003     22.70        31.30       1,824.32
                                                     2004     31.30        34.62       3,245.89
                                                     2005     34.62        37.53       3,140.57
                                                     2006     37.53        39.22       3,847.61
                                                     2007     39.22        46.30       2,597.66
                                                     2008     46.30        24.61       2,775.23
                                                     2009     24.61        36.01       2,360.87

BlackRock Bond Income Division (Class E)/(a)/....... 2002     38.42        40.39       8,226.83
                                                     2003     40.39        41.86       8,479.83
                                                     2004     41.86        42.81       8,223.39
                                                     2005     42.81        42.93       9,694.81
                                                     2006     42.93        43.90       7,742.40
                                                     2007     43.90        45.68       5,580.37
                                                     2008     45.68        43.20       4,708.42
                                                     2009     43.20        46.31       2,366.61

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     37.15        38.08           0.00
                                                     2002     38.08        38.46           0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     34.19        33.25           0.00
                                                     2002     33.25        28.07       4,057.91
                                                     2003     28.07        33.14      14,130.18
                                                     2004     33.14        35.19      11,645.66
                                                     2005     35.19        35.53      11,758.61
                                                     2006     35.53        38.45      11,027.45
                                                     2007     38.45        39.85      11,083.92
                                                     2008     39.85        29.36       8,631.96
                                                     2009     29.36        33.73       7,414.88

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     70.12        70.52       2,721.75
                                                     2008     70.52        43.39       2,344.73
                                                     2009     43.39        50.77       1,132.31

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $63.85       $59.46          0.00
                                                   2002     59.46        43.03      3,682.98
                                                   2003     43.03        54.88      6,585.98
                                                   2004     54.88        59.58      7,034.37
                                                   2005     59.58        60.44      7,261.42
                                                   2006     60.44        67.53      3,380.64
                                                   2007     67.53        70.71          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.89        477.34
                                                   2003      7.89        10.48      9,377.85
                                                   2004     10.48        11.65      9,436.09
                                                   2005     11.65        12.07      9,210.78
                                                   2006     12.07        14.11      8,409.84
                                                   2007     14.11        14.29     14,454.65
                                                   2008     14.29         9.10      9,196.33
                                                   2009      9.10         9.93      2,470.80

BlackRock Money Market Division (Class E)/(f)/.... 2003     20.29        20.10          0.00
                                                   2004     20.10        19.88          0.00
                                                   2005     19.88        20.03          0.00
                                                   2006     20.03        20.56          0.00
                                                   2007     20.56        21.15          0.00
                                                   2008     21.15        21.30          0.00
                                                   2009     21.30        20.95          0.00
BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.13        13.86          0.00
                                                   2002     13.86        10.67     45,836.72
                                                   2003     10.67        15.69     55,838.46
                                                   2004     15.69        17.72     77,153.87
                                                   2005     17.72        18.07     70,668.67
                                                   2006     18.07        20.67     62,782.40
                                                   2007     20.67        19.54     52,123.68
                                                   2008     19.54        11.78     39,734.67
                                                   2009     11.78        13.05     21,375.99
Davis Venture Value Division (Class E)/(c)/....... 2001     26.19        25.42          0.00
                                                   2002     25.42        20.80      4,173.04
                                                   2003     20.80        26.67     12,986.92
                                                   2004     26.67        29.33     16,350.50
                                                   2005     29.33        31.69     14,462.41
                                                   2006     31.69        35.55     13,603.83
                                                   2007     35.55        36.41     13,567.88
                                                   2008     36.41        21.61     12,072.64
                                                   2009     21.61        27.94      8,235.47

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.77       $15.26          0.00
                                                      2002     15.26        10.60      3,885.54
                                                      2003     10.60        13.99      7,446.88
                                                      2004     13.99        16.05     19,045.42
                                                      2005     16.05        16.80     17,985.10
                                                      2006     16.80        18.40     14,282.10
                                                      2007     18.40        19.52     12,182.56
                                                      2008     19.52         8.54      9,391.87
                                                      2009      8.54        11.20      5,868.11

FI Value Leaders Division (Class E)/(d)/............. 2002     21.63        17.74          0.00
                                                      2003     17.74        22.05      1,166.59
                                                      2004     22.05        24.56      5,242.21
                                                      2005     24.56        26.62      7,862.59
                                                      2006     26.62        29.18      7,629.36
                                                      2007     29.18        29.77      6,876.53
                                                      2008     29.77        17.80      3,902.67
                                                      2009     17.80        21.23      1,207.25

Harris Oakmark International Division (Class E)/(d)/. 2002     10.56         8.77        249.64
                                                      2003      8.77        11.63     16,902.37
                                                      2004     11.63        13.76     35,058.24
                                                      2005     13.76        15.43     38,676.82
                                                      2006     15.43        19.52     40,632.00
                                                      2007     19.52        18.95     35,647.09
                                                      2008     18.95        10.99     26,316.57
                                                      2009     10.99        16.74     14,846.48

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.96         4.74     16,008.68
                                                      2006      4.74         4.77     14,895.86
                                                      2007      4.77         5.22     12,373.90
                                                      2008      5.22         3.24      7,912.62
                                                      2009      3.24         4.45      5,650.49

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.35         4.87          0.00
                                                      2002      4.87         3.39     12,319.02
                                                      2003      3.39         4.18     18,669.32
                                                      2004      4.18         4.29     17,612.61
                                                      2005      4.29         3.92     17,352.62

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.36         9.61         69.89
                                                      2003      9.61        11.91     12,770.05
                                                      2004     11.91        13.36      9,935.82
                                                      2005     13.36        14.19      8,696.22
                                                      2006     14.19        15.96      6,084.03
                                                      2007     15.96        15.24     14,329.56
                                                      2008     15.24         9.23      7,832.76
                                                      2009      9.23        12.39      2,931.96

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.50       $ 6.68      6,879.18
                                                          2004      6.68         7.11      6,273.61
                                                          2005      7.11         7.93      5,488.26
                                                          2006      7.93         7.65      5,572.00
                                                          2007      7.65         7.68      3,616.83
                                                          2008      7.68         4.59      6,325.78
                                                          2009      4.59         6.00        707.91

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.85         7.71          0.00
                                                          2002      7.71         5.24      7,458.10
                                                          2003      5.24         5.50          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      9.07         9.69     15,780.06
                                                          2007      9.69         8.95     10,801.52
                                                          2008      8.95         3.98     11,884.53
                                                          2009      3.98         5.39      3,516.65

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.61         8.17          0.00
                                                          2002      8.17         6.39      4,389.51
                                                          2003      6.39         7.61      3,579.58
                                                          2004      7.61         8.31     15,052.67
                                                          2005      8.31         8.73     15,629.23
                                                          2006      8.73         9.11     15,493.81

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     22.05        21.54          0.00
                                                          2002     21.54        16.55      1,676.09
                                                          2003     16.55        22.12      4,146.38
                                                          2004     22.12        25.21      5,628.28
                                                          2005     25.21        26.39      4,754.63
                                                          2006     26.39        30.16      6,152.92
                                                          2007     30.16        33.04      4,929.11
                                                          2008     33.04        20.74      4,792.79
                                                          2009     20.74        26.45      1,918.18

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.76          0.00
                                                          2002      8.76         6.20     13,248.07
                                                          2003      6.20         8.79     15,372.27
                                                          2004      8.79         9.59     15,871.81
                                                          2005      9.59         9.83     15,368.28
                                                          2006      9.83        10.59     11,245.93
                                                          2007     10.59        10.85      8,006.67
                                                          2008     10.85         6.24      7,574.97
                                                          2009      6.24         7.95      4,552.23

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.50       $10.14      4,888.16
                                                     2003     10.14        11.87     26,926.45
                                                     2004     11.87        12.60     38,285.38
                                                     2005     12.60        12.56     31,566.35
                                                     2006     12.56        13.45     29,249.49
                                                     2007     13.45        14.08     32,121.86
                                                     2008     14.08        11.25     21,582.99
                                                     2009     11.25        15.10     16,620.95

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.50        10.22          0.00
                                                     2002     10.22        10.50          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.19         8.43        323.39
                                                     2003      8.43        11.49      1,226.43
                                                     2004     11.49        12.01      1,678.49
                                                     2005     12.01        12.78      1,742.83
                                                     2006     12.78        14.32      1,575.15
                                                     2007     14.32        15.62      1,739.88
                                                     2008     15.62         9.38      1,723.95
                                                     2009      9.38        12.33      1,122.72

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/.................................... 2001     24.27        25.05          0.00
                                                     2002     25.05        22.36     17,966.44
                                                     2003     22.36        29.04     24,903.78
                                                     2004     29.04        31.26     32,921.43
                                                     2005     31.26        33.67     33,023.25
                                                     2006     33.67        37.08     28,516.77
                                                     2007     37.08        33.82     25,127.80
                                                     2008     33.82        17.88     16,813.78
                                                     2009     17.88        24.79      9,374.44

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.37        10.23          0.00
                                                     2002     10.23         8.53     15,540.54
                                                     2003      8.53        11.27     25,373.69
                                                     2004     11.27        12.81     22,986.81
                                                     2005     12.81        14.09     18,766.32
                                                     2006     14.09        15.18     16,984.17
                                                     2007     15.18        16.03     15,218.70
                                                     2008     16.03        10.01      9,132.32
                                                     2009     10.01        13.44      6,567.46

MetLife Stock Index Division (Class E)/(c)/......... 2001     35.82        33.74          0.00
                                                     2002     33.74        25.67     17,492.15
                                                     2003     25.67        32.23     31,968.99
                                                     2004     32.23        34.88     58,929.48
                                                     2005     34.88        35.75     53,478.98
                                                     2006     35.75        40.42     48,113.89
                                                     2007     40.42        41.64     43,991.39
                                                     2008     41.64        25.65     34,755.34
                                                     2009     25.65        31.71     17,808.20

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 8.99       $ 8.33          0.00
                                                        2002      8.33         7.22      1,282.29
                                                        2003      7.22         9.35      3,561.59
                                                        2004      9.35        10.97      5,435.30
                                                        2005     10.97        12.54      4,840.19
                                                        2006     12.54        15.59      7,290.25
                                                        2007     15.59        17.34      6,843.35
                                                        2008     17.34         9.80      7,076.96
                                                        2009      9.80        12.67      4,685.27

MFS(R) Total Return Division (Class E)/(i)/............ 2004     33.48        36.27        646.66
                                                        2005     36.27        36.58      1,203.01
                                                        2006     36.58        40.16      1,029.13
                                                        2007     40.16        41.00      5,429.37
                                                        2008     41.00        31.22      1,821.85
                                                        2009     31.22        36.22      1,381.73

MFS(R) Value Division (Class E)/(c)/................... 2001     11.48        11.29          0.00
                                                        2002     11.29         9.49     52,800.59
                                                        2003      9.49        11.66     68,038.59
                                                        2004     11.66        12.73     67,289.86
                                                        2005     12.73        12.29     62,456.59
                                                        2006     12.29        14.22     52,884.48
                                                        2007     14.22        13.39     37,010.57
                                                        2008     13.39         8.72     29,963.97
                                                        2009      8.72        10.32     10,959.90

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.24         8.46          0.00
                                                        2002      8.46         6.91     19,127.95
                                                        2003      6.91         9.31     43,523.07
                                                        2004      9.31        10.91     46,098.93
                                                        2005     10.91        12.09     36,008.12
                                                        2006     12.09        14.90     29,754.89
                                                        2007     14.90        16.15     22,381.51
                                                        2008     16.15         9.16     17,411.04
                                                        2009      9.16        11.54     11,423.59

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.14        14.80          0.00
                                                        2002     14.80        13.11      8,500.57
                                                        2003     13.11        17.53     21,064.27
                                                        2004     17.53        21.11     28,083.59
                                                        2005     21.11        23.21     30,508.33
                                                        2006     23.21        25.33     32,506.02
                                                        2007     25.33        25.65     25,772.22
                                                        2008     25.65        13.23     22,709.76
                                                        2009     13.23        19.18      9,616.99

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.62       $11.87          0.00
                                                        2002     11.87         9.77     11,930.27
                                                        2003      9.77        12.49     14,622.39
                                                        2004     12.49        14.22     21,811.17
                                                        2005     14.22        16.20     16,832.32
                                                        2006     16.20        18.51     16,225.78
                                                        2007     18.51        19.29     20,220.85
                                                        2008     19.29        11.26     12,204.99
                                                        2009     11.26        15.46      6,783.58

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.22        10.39          0.00
                                                        2002     10.39        11.15     33,719.11
                                                        2003     11.15        11.41     82,993.61
                                                        2004     11.41        11.76     93,168.41
                                                        2005     11.76        11.80     76,792.21
                                                        2006     11.80        12.12     64,263.27
                                                        2007     12.12        12.79     59,620.79
                                                        2008     12.79        12.60     59,267.08
                                                        2009     12.60        14.61     39,918.67

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.03         6.06          0.00
                                                        2002      6.06         2.93     17,669.78
                                                        2003      2.93         4.53     58,809.62
                                                        2004      4.53         4.25     67,918.14
                                                        2005      4.25         4.64     57,877.70
                                                        2006      4.64         4.79     57,103.73
                                                        2007      4.79         6.19     41,569.23
                                                        2008      6.19         3.37     50,226.41
                                                        2009      3.37         5.27     11,656.13

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.84        11.76          0.00
                                                        2002     11.76         9.16      8,241.82
                                                        2003      9.16        13.12     15,600.66
                                                        2004     13.12        15.11     22,910.79
                                                        2005     15.11        15.48     21,394.44
                                                        2006     15.48        17.87     18,862.85
                                                        2007     17.87        17.23     12,195.22
                                                        2008     17.23        11.22     19,433.09
                                                        2009     11.22        13.85      4,756.87

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.48        11.32          0.00
                                                        2002     11.32         8.51        661.16
                                                        2003      8.51        10.90      9,314.88
                                                        2004     10.90        11.74     13,503.43
                                                        2005     11.74        12.25     12,718.47
                                                        2006     12.25        13.58     11,811.70
                                                        2007     13.58        14.55     18,313.28
                                                        2008     14.55         8.28     11,748.20
                                                        2009      8.28        11.63      6,277.86

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.62       $ 8.21          0.00
                                                        2002      8.21         4.50     23,974.10
                                                        2003      4.50         6.04     28,660.07
                                                        2004      6.04         7.00     48,665.58
                                                        2005      7.00         7.86     47,518.75
                                                        2006      7.86         8.20     40,664.46
                                                        2007      8.20         9.46     38,053.18
                                                        2008      9.46         5.60     40,528.39
                                                        2009      5.60         7.99     13,840.67

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.98        11.76          0.00
                                                        2002     11.76         8.44      3,071.10
                                                        2003      8.44        11.65      7,849.46
                                                        2004     11.65        12.68      9,355.46
                                                        2005     12.68        13.78      7,628.18
                                                        2006     13.78        14.01      8,804.37
                                                        2007     14.01        15.07      6,016.29
                                                        2008     15.07         9.42      5,523.44
                                                        2009      9.42        12.82      3,941.01

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     15.01        15.27          0.00
                                                        2002     15.27        16.38     12,628.58
                                                        2003     16.38        18.07     44,182.76
                                                        2004     18.07        18.86     35,112.90
                                                        2005     18.86        19.00     38,553.13
                                                        2006     19.00        19.53     34,205.69
                                                        2007     19.53        19.90     25,852.64
                                                        2008     19.90        16.56     14,902.48
                                                        2009     16.56        21.44      9,701.51

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.95        14.20          0.00
                                                        2002     14.20        14.99     91,770.36
                                                        2003     14.99        14.93     52,239.43
                                                        2004     14.93        15.05     31,829.09
                                                        2005     15.05        14.99     32,306.49
                                                        2006     14.99        15.29     28,795.81
                                                        2007     15.29        15.61     26,641.38
                                                        2008     15.61        15.24     19,997.20
                                                        2009     15.24        15.57      5,948.11

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.00 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.85      $ 14.47      9,595.57
                                                       2007     14.47        14.63        927.95
                                                       2008     14.63        12.98          0.00
                                                       2009     12.98        14.30          0.00

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.53        13.18          0.00
                                                       2002     13.18        10.44      1,924.46
                                                       2003     10.44        15.69      2,413.26
                                                       2004     15.69        18.56      4,253.14
                                                       2005     18.56        22.77      3,720.80
                                                       2006     22.77        27.65      3,462.82
                                                       2007     27.65        32.86      4,490.02
                                                       2008     32.86        14.94      3,722.91
                                                       2009     14.94        23.59      3,401.46

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    111.07       100.35          0.00
                                                       2002    100.35        74.19        775.60
                                                       2003     74.19        99.35      1,311.12
                                                       2004     99.35       109.38      1,952.69
                                                       2005    109.38       124.40      1,814.05
                                                       2006    124.40       134.20      1,100.43
                                                       2007    134.20       147.55        915.88
                                                       2008    147.55        80.90        903.53
                                                       2009     80.90       110.39        530.85

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     77.93        74.64          0.00
                                                       2002     74.64        59.65         56.63
                                                       2003     59.65        77.32        453.38
                                                       2004     77.32        83.52      1,755.10
                                                       2005     83.52        86.51      2,396.81
                                                       2006     86.51        97.55      2,471.57
                                                       2007     97.55       100.28      1,805.14
                                                       2008    100.28        60.99      1,943.98
                                                       2009     60.99        78.35      1,779.02

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.52        10.75          0.00
                                                       2002     10.75         8.68      5,786.60
                                                       2003      8.68        10.88      6,601.98
                                                       2004     10.88        12.58      6,573.98
                                                       2005     12.58        14.53      7,616.03
                                                       2006     14.53        16.56      2,330.33
                                                       2007     16.56        17.89      2,107.18
                                                       2008     17.89         9.78      1,366.13
                                                       2009      9.78        11.69      2,639.06

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $11.00       $11.19          0.00
                                                     2002     11.19        12.07      5,472.32
                                                     2003     12.07        12.24     16,394.16
                                                     2004     12.24        12.47     41,555.07
                                                     2005     12.47        12.47     54,822.25
                                                     2006     12.47        12.70     31,065.87
                                                     2007     12.70        13.28     22,432.43
                                                     2008     13.28        13.77     16,236.61
                                                     2009     13.77        14.19     16,988.38

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     34.32        32.29          0.00
                                                     2002     32.29        22.53          0.00
                                                     2003     22.53        31.06        454.93
                                                     2004     31.06        34.33        609.77
                                                     2005     34.33        37.20        168.68
                                                     2006     37.20        38.85        280.97
                                                     2007     38.85        45.84         66.66
                                                     2008     45.84        24.36        500.21
                                                     2009     24.36        35.62         13.92

BlackRock Bond Income Division (Class E)/(a)/....... 2002     38.06        40.00        845.31
                                                     2003     40.00        41.44      2,036.78
                                                     2004     41.44        42.35      2,439.73
                                                     2005     42.35        42.45      2,435.95
                                                     2006     42.45        43.39      2,336.62
                                                     2007     43.39        45.13      1,678.87
                                                     2008     45.13        42.65      1,431.65
                                                     2009     42.65        45.70        404.83

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     36.81        37.73          0.00
                                                     2002     37.73        38.10          0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     33.93        32.99          0.00
                                                     2002     32.99        27.83        110.91
                                                     2003     27.83        32.85      2,511.68
                                                     2004     32.85        34.87      3,197.98
                                                     2005     34.87        35.19      3,169.34
                                                     2006     35.19        38.05      2,843.78
                                                     2007     38.05        39.43      2,156.45
                                                     2008     39.43        29.03      2,036.42
                                                     2009     29.03        33.33      1,964.57

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     69.29        69.66        261.41
                                                     2008     69.66        42.84        432.02
                                                     2009     42.84        50.10        263.60

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $63.28       $58.91          0.00
                                                   2002     58.91        42.61        172.39
                                                   2003     42.61        54.32        439.64
                                                   2004     54.32        58.94        440.30
                                                   2005     58.94        59.77        438.56
                                                   2006     59.77        66.74        262.09
                                                   2007     66.74        69.88          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.89          0.00
                                                   2003      7.89        10.47          0.00
                                                   2004     10.47        11.63      3,355.84
                                                   2005     11.63        12.05      3,253.52
                                                   2006     12.05        14.08     10,312.76
                                                   2007     14.08        14.25      7,698.10
                                                   2008     14.25         9.07      7,520.97
                                                   2009      9.07         9.89      9,280.04

BlackRock Money Market Division (Class E)/(f)/.... 2003     20.09        19.90          0.00
                                                   2004     19.90        19.67          0.00
                                                   2005     19.67        19.81          0.00
                                                   2006     19.81        20.32          0.00
                                                   2007     20.32        20.90      2,104.88
                                                   2008     20.90        21.03          0.00
                                                   2009     21.03        20.68          0.00

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.12        13.85          0.00
                                                   2002     13.85        10.66      6,524.30
                                                   2003     10.66        15.66      9,114.63
                                                   2004     15.66        17.68     10,966.08
                                                   2005     17.68        18.02      9,004.66
                                                   2006     18.02        20.60      4,338.64
                                                   2007     20.60        19.47      3,992.12
                                                   2008     19.47        11.73      3,499.68
                                                   2009     11.73        12.99      2,536.37

Davis Venture Value Division (Class E)/(c)/....... 2001     26.10        25.33          0.00
                                                   2002     25.33        20.72      2,606.09
                                                   2003     20.72        26.55      2,989.29
                                                   2004     26.55        29.18      3,062.57
                                                   2005     29.18        31.51      3,023.48
                                                   2006     31.51        35.34         83.25
                                                   2007     35.34        36.17          0.00
                                                   2008     36.17        21.46        519.73
                                                   2009     21.46        27.73        518.85

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.73       $15.22          0.00
                                                      2002     15.22        10.57      6,002.79
                                                      2003     10.57        13.94      6,760.48
                                                      2004     13.94        15.99      6,680.92
                                                      2005     15.99        16.73      6,442.97
                                                      2006     16.73        18.31      1,543.32
                                                      2007     18.31        19.42        963.28
                                                      2008     19.42         8.49      1,040.72
                                                      2009      8.49        11.13        601.34

FI Value Leaders Division (Class E)/(d)/............. 2002     21.54        17.65          0.00
                                                      2003     17.65        21.93          0.00
                                                      2004     21.93        24.42          0.00
                                                      2005     24.42        26.45          0.00
                                                      2006     26.45        28.98        489.13
                                                      2007     28.98        29.55          0.00
                                                      2008     29.55        17.66          0.00
                                                      2009     17.66        21.06          0.00

Harris Oakmark International Division (Class E)/(d)/. 2002     10.56         8.77          0.00
                                                      2003      8.77        11.62          0.00
                                                      2004     11.62        13.74      2,210.94
                                                      2005     13.74        15.39      1,658.00
                                                      2006     15.39        19.47      5,010.11
                                                      2007     19.47        18.89      3,906.17
                                                      2008     18.89        10.95      2,890.02
                                                      2009     10.95        16.67      3,302.63

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.95         4.73          0.00
                                                      2006      4.73         4.76      1,264.20
                                                      2007      4.76         5.20        657.80
                                                      2008      5.20         3.23        655.29
                                                      2009      3.23         4.43          0.00

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.35         4.87          0.00
                                                      2002      4.87         3.39          0.00
                                                      2003      3.39         4.18          0.00
                                                      2004      4.18         4.28          0.53
                                                      2005      4.28         3.91          0.00

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.35         9.60          0.00
                                                      2003      9.60        11.89          0.00
                                                      2004     11.89        13.34        267.45
                                                      2005     13.34        14.16        266.14
                                                      2006     14.16        15.92      1,587.63
                                                      2007     15.92        15.19        323.41
                                                      2008     15.19         9.20          0.00
                                                      2009      9.20        12.34          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.49       $ 6.67        320.69
                                                          2004      6.67         7.10        284.39
                                                          2005      7.10         7.91        250.21
                                                          2006      7.91         7.63      2,061.90
                                                          2007      7.63         7.65        189.47
                                                          2008      7.65         4.57          0.00
                                                          2009      4.57         5.97          0.00

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.85         7.71          0.00
                                                          2002      7.71         5.24          0.00
                                                          2003      5.24         5.49          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      9.04         9.66        302.93
                                                          2007      9.66         8.91          0.00
                                                          2008      8.91         3.97          0.00
                                                          2009      3.97         5.36          0.00

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.60         8.16          0.00
                                                          2002      8.16         6.38          0.00
                                                          2003      6.38         7.60          0.00
                                                          2004      7.60         8.28          0.00
                                                          2005      8.28         8.70          0.00
                                                          2006      8.70         9.08          0.00

Loomis Sayles Small Cap Core Division (Class E)
  (formerly Loomis Sayles Small Cap Division)/(c)/....... 2001     21.97        21.45          0.00
                                                          2002     21.45        16.48          0.00
                                                          2003     16.48        22.01        214.38
                                                          2004     22.01        25.07        214.24
                                                          2005     25.07        26.24        214.00
                                                          2006     26.24        29.97        214.00
                                                          2007     29.97        32.82      1,532.45
                                                          2008     32.82        20.59      1,167.90
                                                          2009     20.59        26.24        998.24

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.76          0.00
                                                          2002      8.76         6.19          0.00
                                                          2003      6.19         8.78      1,775.24
                                                          2004      8.78         9.57      2,836.43
                                                          2005      9.57         9.81        222.62
                                                          2006      9.81        10.56        719.67
                                                          2007     10.56        10.81        239.96
                                                          2008     10.81         6.22        307.80
                                                          2009      6.22         7.92          0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.47       $10.11          0.00
                                                     2003     10.11        11.83      1,134.38
                                                     2004     11.83        12.55      1,509.40
                                                     2005     12.55        12.50      1,755.64
                                                     2006     12.50        13.38      1,440.03
                                                     2007     13.38        14.00      7,115.18
                                                     2008     14.00        11.18      5,195.01
                                                     2009     11.18        15.00      4,832.39

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.48        10.20          0.00
                                                     2002     10.20        10.47          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.19         8.43          0.00
                                                     2003      8.43        11.48        413.02
                                                     2004     11.48        11.99        412.75
                                                     2005     11.99        12.75        412.27
                                                     2006     12.75        14.28      1,899.08
                                                     2007     14.28        15.57        412.97
                                                     2008     15.57         9.35        412.27
                                                     2009      9.35        12.28          0.00

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/.................................... 2001     24.17        24.94          0.00
                                                     2002     24.94        22.25      2,762.36
                                                     2003     22.25        28.89      4,464.34
                                                     2004     28.89        31.08      5,088.39
                                                     2005     31.08        33.46      4,099.48
                                                     2006     33.46        36.83      1,448.01
                                                     2007     36.83        33.57        861.56
                                                     2008     33.57        17.74        620.14
                                                     2009     17.74        24.58        602.97

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.36        10.23          0.00
                                                     2002     10.23         8.52        992.19
                                                     2003      8.52        11.25      3,230.22
                                                     2004     11.25        12.78      6,267.43
                                                     2005     12.78        14.05      6,188.02
                                                     2006     14.05        15.13      3,740.18
                                                     2007     15.13        15.97      5,868.56
                                                     2008     15.97         9.96      7,153.62
                                                     2009      9.96        13.37      6,518.84

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Stock Index Division (Class E)/(c)/........... 2001    $35.62       $33.55          0.00
                                                       2002     33.55        25.51      1,060.52
                                                       2003     25.51        32.01      2,923.26
                                                       2004     32.01        34.63     13,535.30
                                                       2005     34.63        35.47     16,936.73
                                                       2006     35.47        40.08      6,983.96
                                                       2007     40.08        41.27      6,777.79
                                                       2008     41.27        25.41      8,534.13
                                                       2009     25.41        31.40      5,553.16

MFS(R) Research International Division (Class E)/(c)/. 2001      8.99         8.33          0.00
                                                       2002      8.33         7.21          0.00
                                                       2003      7.21         9.34          0.00
                                                       2004      9.34        10.95          0.00
                                                       2005     10.95        12.51      1,850.40
                                                       2006     12.51        15.55      2,305.10
                                                       2007     15.55        17.28      1,960.95
                                                       2008     17.28         9.76      1,170.14
                                                       2009      9.76        12.61      1,360.93

MFS(R) Total Return Division (Class E)/(i)/........... 2004     33.19        35.95          0.00
                                                       2005     35.95        36.24      1,335.09
                                                       2006     36.24        39.77      1,335.09
                                                       2007     39.77        40.58      1,165.26
                                                       2008     40.58        30.88      1,164.61
                                                       2009     30.88        35.81        331.63

MFS(R) Value Division (Class E)/(c)/.................. 2001     11.46        11.27          0.00
                                                       2002     11.27         9.47      2,408.09
                                                       2003      9.47        11.63      4,948.30
                                                       2004     11.63        12.69      6,244.20
                                                       2005     12.69        12.25      8,161.31
                                                       2006     12.25        14.16      6,599.62
                                                       2007     14.16        13.33      4,612.17
                                                       2008     13.33         8.67      3,059.27
                                                       2009      8.67        10.26      2,212.96

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.23         8.45          0.00
                                                       2002      8.45         6.90          0.00
                                                       2003      6.90         9.29      4,323.55
                                                       2004      9.29        10.87      8,964.83
                                                       2005     10.87        12.05     12,782.49
                                                       2006     12.05        14.84      6,111.42
                                                       2007     14.84        16.08      8,973.59
                                                       2008     16.08         9.11      9,647.98
                                                       2009      9.11        11.48      6,998.58

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001    $15.12       $14.78          0.00
                                                        2002     14.78        13.08        177.81
                                                        2003     13.08        17.49      1,230.14
                                                        2004     17.49        21.05      1,765.76
                                                        2005     21.05        23.12      3,214.66
                                                        2006     23.12        25.22      3,831.25
                                                        2007     25.22        25.53      2,015.24
                                                        2008     25.53        13.16      1,886.20
                                                        2009     13.16        19.07        598.62

Oppenheimer Global Equity Division (Class E)/(c)/...... 2001     12.59        11.85          0.00
                                                        2002     11.85         9.74          0.00
                                                        2003      9.74        12.44        547.20
                                                        2004     12.44        14.17        479.01
                                                        2005     14.17        16.13      1,697.51
                                                        2006     16.13        18.42      3,598.41
                                                        2007     18.42        19.19      1,566.24
                                                        2008     19.19        11.19        841.34
                                                        2009     11.19        15.37        299.47

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.22        10.38          0.00
                                                        2002     10.38        11.13      3,936.79
                                                        2003     11.13        11.40     11,880.53
                                                        2004     11.40        11.74     13,066.53
                                                        2005     11.74        11.77     13,723.33
                                                        2006     11.77        12.08     14,073.96
                                                        2007     12.08        12.74      7,295.03
                                                        2008     12.74        12.55      5,954.61
                                                        2009     12.55        14.54      7,303.67

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.03         6.06          0.00
                                                        2002      6.06         2.93          0.00
                                                        2003      2.93         4.53      4,806.36
                                                        2004      4.53         4.24          0.00
                                                        2005      4.24         4.63          0.00
                                                        2006      4.63         4.78        967.60
                                                        2007      4.78         6.17     11,927.67
                                                        2008      6.17         3.36     12,980.75
                                                        2009      3.36         5.24     16,596.01

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.83        11.74          0.00
                                                        2002     11.74         9.14      2,798.90
                                                        2003      9.14        13.08      5,896.70
                                                        2004     13.08        15.07      6,033.56
                                                        2005     15.07        15.42      4,282.04
                                                        2006     15.42        17.80      5,025.33
                                                        2007     17.80        17.15      4,341.77
                                                        2008     17.15        11.17      4,427.77
                                                        2009     11.17        13.78      4,869.68

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001    $11.46       $11.30          0.00
                                                        2002     11.30         8.49      5,921.78
                                                        2003      8.49        10.87      5,922.19
                                                        2004     10.87        11.70      5,976.83
                                                        2005     11.70        12.21      6,377.58
                                                        2006     12.21        13.52     13,757.83
                                                        2007     13.52        14.48      4,590.51
                                                        2008     14.48         8.24      4,549.59
                                                        2009      8.24        11.56      4,135.53

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001      8.61         8.21          0.00
                                                        2002      8.21         4.50      1,547.88
                                                        2003      4.50         6.03      1,406.52
                                                        2004      6.03         6.98      3,021.87
                                                        2005      6.98         7.84      5,052.18
                                                        2006      7.84         8.18      7,793.61
                                                        2007      8.18         9.43      9,208.14
                                                        2008      9.43         5.58      8,145.60
                                                        2009      5.58         7.96      5,804.03

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.95        11.73          0.00
                                                        2002     11.73         8.42      6,141.65
                                                        2003      8.42        11.61      7,404.75
                                                        2004     11.61        12.63      6,865.52
                                                        2005     12.63        13.72      6,132.62
                                                        2006     13.72        13.95          0.02
                                                        2007     13.95        14.99          0.02
                                                        2008     14.99         9.36          0.00
                                                        2009      9.36        12.74          0.00

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     14.96        15.21          0.00
                                                        2002     15.21        16.31        985.57
                                                        2003     16.31        17.98      2,048.81
                                                        2004     17.98        18.77      2,763.31
                                                        2005     18.77        18.89      2,903.70
                                                        2006     18.89        19.42      2,839.65
                                                        2007     19.42        19.77      1,897.30
                                                        2008     19.77        16.45      1,445.70
                                                        2009     16.45        21.28        875.31

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.91        14.15          0.00
                                                        2002     14.15        14.93      3,587.44
                                                        2003     14.93        14.86     12,134.34
                                                        2004     14.86        14.97     10,947.76
                                                        2005     14.97        14.91      9,359.71
                                                        2006     14.91        15.19      8,630.77
                                                        2007     15.19        15.51      2,940.96
                                                        2008     15.51        15.13      1,990.72
                                                        2009     15.13        15.45      1,405.56

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.05 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.79      $ 14.40      1,759.15
                                                       2007     14.40        14.55      4,011.12
                                                       2008     14.55        12.90        913.11
                                                       2009     12.90        14.21        486.51

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.50        13.15        438.91
                                                       2002     13.15        10.41        996.94
                                                       2003     10.41        15.64     16,775.79
                                                       2004     15.64        18.50     30,426.34
                                                       2005     18.50        22.68     34,820.47
                                                       2006     22.68        27.53     34,101.06
                                                       2007     27.53        32.70     29,940.68
                                                       2008     32.70        14.86     25,691.36
                                                       2009     14.86        23.46     21,891.63

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    110.11        99.46        314.16
                                                       2002     99.46        73.50        444.84
                                                       2003     73.50        98.36      6,389.17
                                                       2004     98.36       108.24     14,117.57
                                                       2005    108.24       123.04     16,703.64
                                                       2006    123.04       132.67     15,225.06
                                                       2007    132.67       145.79     12,825.58
                                                       2008    145.79        79.90     11,603.20
                                                       2009     79.90       108.96     10,154.15

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     77.25        73.98          0.00
                                                       2002     73.98        59.09        654.55
                                                       2003     59.09        76.55      9,674.26
                                                       2004     76.55        82.65     19,070.43
                                                       2005     82.65        85.57     19,559.27
                                                       2006     85.57        96.44     17,826.15
                                                       2007     96.44        99.09     16,481.01
                                                       2008     99.09        60.24     12,475.20
                                                       2009     60.24        77.34     10,442.52

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.47        10.69      5,122.10
                                                       2002     10.69         8.63      5,398.06
                                                       2003      8.63        10.81     11,454.97
                                                       2004     10.81        12.50     16,559.61
                                                       2005     12.50        14.42     17,596.42
                                                       2006     14.42        16.43     18,029.81
                                                       2007     16.43        17.74     17,420.66
                                                       2008     17.74         9.69     15,226.83
                                                       2009      9.69        11.58     11,193.09

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $10.99       $11.17           0.00
                                                     2002     11.17        12.04       7,972.73
                                                     2003     12.04        12.21      72,902.20
                                                     2004     12.21        12.43     158,947.43
                                                     2005     12.43        12.43     161,502.74
                                                     2006     12.43        12.65     131,133.81
                                                     2007     12.65        13.22     117,402.13
                                                     2008     13.22        13.70      84,972.46
                                                     2009     13.70        14.11      73,906.58

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     34.09        32.07           0.00
                                                     2002     32.07        22.37           0.00
                                                     2003     22.37        30.81         946.24
                                                     2004     30.81        34.05       2,528.84
                                                     2005     34.05        36.88       2,565.80
                                                     2006     36.88        38.49       2,212.90
                                                     2007     38.49        45.39       1,078.40
                                                     2008     45.39        24.11       2,045.11
                                                     2009     24.11        35.24       2,250.44

BlackRock Bond Income Division (Class E)/(a)/....... 2002     37.70        39.61         384.90
                                                     2003     39.61        41.01       5,899.26
                                                     2004     41.01        41.90      10,100.19
                                                     2005     41.90        41.97      10,478.11
                                                     2006     41.97        42.88       9,289.85
                                                     2007     42.88        44.58       8,311.80
                                                     2008     44.58        42.11       6,185.73
                                                     2009     42.11        45.09       4,787.53

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     36.48        37.39           0.00
                                                     2002     37.39        37.74           0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     33.68        32.74           0.00
                                                     2002     32.74        27.61       1,832.13
                                                     2003     27.61        32.57       6,200.87
                                                     2004     32.57        34.55      18,503.74
                                                     2005     34.55        34.85      15,215.56
                                                     2006     34.85        37.67      13,432.11
                                                     2007     37.67        39.00       7,882.89
                                                     2008     39.00        28.71       6,626.97
                                                     2009     28.71        32.94       4,070.58

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     68.47        68.81       3,112.34
                                                     2008     68.81        42.30       3,108.24
                                                     2009     42.30        49.44       1,993.67

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $62.71       $58.37          0.00
                                                   2002     58.37        42.19        449.48
                                                   2003     42.19        53.76      3,140.54
                                                   2004     53.76        58.31      5,096.14
                                                   2005     58.31        59.10      4,091.70
                                                   2006     59.10        65.96      3,495.34
                                                   2007     65.96        69.05          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.88          0.00
                                                   2003      7.88        10.46     10,667.48
                                                   2004     10.46        11.61     21,585.44
                                                   2005     11.61        12.03     13,049.74
                                                   2006     12.03        14.05     17,639.68
                                                   2007     14.05        14.21     15,941.12
                                                   2008     14.21         9.04     13,875.88
                                                   2009      9.04         9.85      8,758.90

BlackRock Money Market Division (Class E)/(f)/.... 2003     19.89        19.70          0.00
                                                   2004     19.70        19.46          0.00
                                                   2005     19.46        19.59          0.00
                                                   2006     19.59        20.08          0.00
                                                   2007     20.08        20.64          0.00
                                                   2008     20.64        20.77        421.35
                                                   2009     20.77        20.41          0.00

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.12        13.84      3,204.38
                                                   2002     13.84        10.64     18,251.78
                                                   2003     10.64        15.64     43,034.38
                                                   2004     15.64        17.64     71,032.85
                                                   2005     17.64        17.97     50,710.59
                                                   2006     17.97        20.54     43,703.23
                                                   2007     20.54        19.40     36,659.90
                                                   2008     19.40        11.68     30,468.17
                                                   2009     11.68        12.93     23,964.81

Davis Venture Value Division (Class E)/(c)/....... 2001     26.01        25.24      1,350.89
                                                   2002     25.24        20.63      2,271.32
                                                   2003     20.63        26.43      6,186.28
                                                   2004     26.43        29.04     13,120.19
                                                   2005     29.04        31.33     18,047.50
                                                   2006     31.33        35.12     18,323.79
                                                   2007     35.12        35.93     13,964.61
                                                   2008     35.93        21.31     13,326.93
                                                   2009     21.31        27.52     10,702.80

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.69       $15.19      1,346.02
                                                      2002     15.19        10.54      1,347.50
                                                      2003     10.54        13.89      6,960.03
                                                      2004     13.89        15.92     19,548.68
                                                      2005     15.92        16.65     15,728.68
                                                      2006     16.65        18.22     11,089.02
                                                      2007     18.22        19.31      8,936.39
                                                      2008     19.31         8.44      9,390.19
                                                      2009      8.44        11.06      7,474.71

FI Value Leaders Division (Class E)/(d)/............. 2002     21.44        17.57        214.85
                                                      2003     17.57        21.82      4,523.45
                                                      2004     21.82        24.27      4,576.80
                                                      2005     24.27        26.29      4,339.46
                                                      2006     26.29        28.79      3,677.65
                                                      2007     28.79        29.34      3,268.05
                                                      2008     29.34        17.52      3,234.18
                                                      2009     17.52        20.88      2,541.59

Harris Oakmark International Division (Class E)/(d)/. 2002     10.55         8.76          0.00
                                                      2003      8.76        11.60      3,053.84
                                                      2004     11.60        13.72     21,258.69
                                                      2005     13.72        15.36     24,082.47
                                                      2006     15.36        19.42     26,720.08
                                                      2007     19.42        18.83     23,252.85
                                                      2008     18.83        10.91     17,369.31
                                                      2009     10.91        16.60     15,916.57

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.94         4.72     16,459.10
                                                      2006      4.72         4.74     15,421.62
                                                      2007      4.74         5.18     14,780.85
                                                      2008      5.18         3.22     14,382.35
                                                      2009      3.22         4.41     13,149.15

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.34         4.86          0.00
                                                      2002      4.86         3.38      1,008.85
                                                      2003      3.38         4.17      2,937.16
                                                      2004      4.17         4.27      4,490.98
                                                      2005      4.27         3.90      5,560.76

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.35         9.60      1,615.14
                                                      2003      9.60        11.88      5,819.75
                                                      2004     11.88        13.32     14,977.19
                                                      2005     13.32        14.13     15,148.88
                                                      2006     14.13        15.88     10,845.45
                                                      2007     15.88        15.15      9,939.87
                                                      2008     15.15         9.16      9,866.77
                                                      2009      9.16        12.29      7,541.52

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.49       $ 6.66      6,543.28
                                                          2004      6.66         7.08     15,505.51
                                                          2005      7.08         7.89     18,967.44
                                                          2006      7.89         7.61     14,001.46
                                                          2007      7.61         7.63      4,348.02
                                                          2008      7.63         4.55      3,775.02
                                                          2009      4.55         5.95      2,576.19

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.85         7.71      1,784.57
                                                          2002      7.71         5.23      3,115.45
                                                          2003      5.23         5.49          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      9.01         9.62      6,914.22
                                                          2007      9.62         8.87      7,400.63
                                                          2008      8.87         3.95      6,477.10
                                                          2009      3.95         5.34      6,597.44

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.59         8.15      1,399.91
                                                          2002      8.15         6.37      1,397.20
                                                          2003      6.37         7.58      3,811.63
                                                          2004      7.58         8.26     12,754.47
                                                          2005      8.26         8.67     11,770.84
                                                          2006      8.67         9.05     11,558.87

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     21.89        21.37        267.00
                                                          2002     21.37        16.40        266.38
                                                          2003     16.40        21.90      1,344.68
                                                          2004     21.90        24.94      5,344.54
                                                          2005     24.94        26.09      6,094.25
                                                          2006     26.09        29.78      5,528.92
                                                          2007     29.78        32.59      6,356.66
                                                          2008     32.59        20.44      5,773.22
                                                          2009     20.44        26.04      5,418.19

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.75          0.00
                                                          2002      8.75         6.19          0.00
                                                          2003      6.19         8.77      7,350.39
                                                          2004      8.77         9.56     13,156.44
                                                          2005      9.56         9.78     12,017.98
                                                          2006      9.78        10.53      6,269.96
                                                          2007     10.53        10.78     10,007.88
                                                          2008     10.78         6.19      6,815.10
                                                          2009      6.19         7.88      6,072.69

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.44       $10.08          0.00
                                                     2003     10.08        11.79     17,930.18
                                                     2004     11.79        12.51     32,383.49
                                                     2005     12.51        12.45     43,806.60
                                                     2006     12.45        13.32     35,902.95
                                                     2007     13.32        13.92     34,755.54
                                                     2008     13.92        11.11     26,292.07
                                                     2009     11.11        14.90     22,626.81

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.46        10.17          0.00
                                                     2002     10.17        10.44          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.19         8.42         60.77
                                                     2003      8.42        11.47      6,064.52
                                                     2004     11.47        11.97      7,458.88
                                                     2005     11.97        12.73      7,774.97
                                                     2006     12.73        14.25      8,133.40
                                                     2007     14.25        15.52      7,169.44
                                                     2008     15.52         9.32      6,872.83
                                                     2009      9.32        12.23      5,856.87

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/.................................... 2001     24.07        24.83        815.64
                                                     2002     24.83        22.14      6,617.98
                                                     2003     22.14        28.74     21,287.58
                                                     2004     28.74        30.90     29,265.97
                                                     2005     30.90        33.25     20,727.49
                                                     2006     33.25        36.58     19,109.45
                                                     2007     36.58        33.33     13,357.82
                                                     2008     33.33        17.60     11,095.92
                                                     2009     17.60        24.38      8,164.61

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.35        10.22          0.00
                                                     2002     10.22         8.51      1,132.56
                                                     2003      8.51        11.23     28,532.57
                                                     2004     11.23        12.75     38,041.21
                                                     2005     12.75        14.01     37,300.09
                                                     2006     14.01        15.08     33,019.99
                                                     2007     15.08        15.91     31,999.31
                                                     2008     15.91         9.92     30,798.99
                                                     2009      9.92        13.31     23,573.20

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Stock Index Division (Class E)/(c)/........... 2001    $35.42       $33.35          0.00
                                                       2002     33.35        25.35      2,709.72
                                                       2003     25.35        31.79     30,217.02
                                                       2004     31.79        34.38     73,448.51
                                                       2005     34.38        35.19     69,827.10
                                                       2006     35.19        39.75     61,988.76
                                                       2007     39.75        40.91     54,276.91
                                                       2008     40.91        25.18     63,649.23
                                                       2009     25.18        31.09     52,880.33

MFS(R) Research International Division (Class E)/(c)/. 2001      8.99         8.32          0.00
                                                       2002      8.32         7.20         43.87
                                                       2003      7.20         9.32      1,979.38
                                                       2004      9.32        10.93     12,025.30
                                                       2005     10.93        12.48     12,077.86
                                                       2006     12.48        15.50     19,641.53
                                                       2007     15.50        17.22     16,991.12
                                                       2008     17.22         9.73     17,505.54
                                                       2009      9.73        12.55     14,030.82

MFS(R) Total Return Division (Class E)/(i)/........... 2004     32.91        35.63      7,136.84
                                                       2005     35.63        35.91     15,395.59
                                                       2006     35.91        39.38     23,460.92
                                                       2007     39.38        40.16     18,778.62
                                                       2008     40.16        30.55     17,414.76
                                                       2009     30.55        35.41     13,646.39

MFS(R) Value Division (Class E)/(c)/.................. 2001     11.45        11.25      5,441.82
                                                       2002     11.25         9.45     14,458.29
                                                       2003      9.45        11.60     43,426.10
                                                       2004     11.60        12.65     72,171.82
                                                       2005     12.65        12.20     62,274.15
                                                       2006     12.20        14.10     54,832.27
                                                       2007     14.10        13.27     40,729.74
                                                       2008     13.27         8.63     39,162.11
                                                       2009      8.63        10.20     26,997.85

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.22         8.43      4,209.55
                                                       2002      8.43         6.88      4,025.57
                                                       2003      6.88         9.26     41,518.50
                                                       2004      9.26        10.84     61,137.96
                                                       2005     10.84        12.01     63,202.99
                                                       2006     12.01        14.78     56,268.52
                                                       2007     14.78        16.01     39,187.24
                                                       2008     16.01         9.07     47,299.31
                                                       2009      9.07        11.42     40,578.52

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001    $15.10       $14.76      2,173.70
                                                        2002     14.76        13.05      2,926.65
                                                        2003     13.05        17.44     13,645.77
                                                        2004     17.44        20.98     31,330.35
                                                        2005     20.98        23.04     41,729.59
                                                        2006     23.04        25.12     34,244.57
                                                        2007     25.12        25.41     30,551.39
                                                        2008     25.41        13.09     26,392.39
                                                        2009     13.09        18.97     20,598.32

Oppenheimer Global Equity Division (Class E)/(c)/...... 2001     12.57        11.82          0.00
                                                        2002     11.82         9.71      1,677.78
                                                        2003      9.71        12.40      6,218.44
                                                        2004     12.40        14.11      7,270.26
                                                        2005     14.11        16.05      8,032.88
                                                        2006     16.05        18.33     11,839.54
                                                        2007     18.33        19.09     12,911.41
                                                        2008     19.09        11.12      8,464.42
                                                        2009     11.12        15.27      7,597.93

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.22        10.38      3,329.02
                                                        2002     10.38        11.12     10,259.12
                                                        2003     11.12        11.38     42,041.49
                                                        2004     11.38        11.71     69,468.80
                                                        2005     11.71        11.74     69,472.37
                                                        2006     11.74        12.04     53,389.96
                                                        2007     12.04        12.70     46,714.62
                                                        2008     12.70        12.50     47,521.91
                                                        2009     12.50        14.48     41,748.11

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.03         6.05          0.00
                                                        2002      6.05         2.93        567.47
                                                        2003      2.93         4.52     16,470.19
                                                        2004      4.52         4.24     25,235.36
                                                        2005      4.24         4.62     23,055.61
                                                        2006      4.62         4.76     23,879.75
                                                        2007      4.76         6.15     27,660.66
                                                        2008      6.15         3.34     20,768.29
                                                        2009      3.34         5.22     25,904.51

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.81        11.72          0.00
                                                        2002     11.72         9.12        281.75
                                                        2003      9.12        13.05     18,134.60
                                                        2004     13.05        15.02     22,943.99
                                                        2005     15.02        15.37     24,348.97
                                                        2006     15.37        17.73     20,302.64
                                                        2007     17.73        17.08     18,505.25
                                                        2008     17.08        11.11     16,846.57
                                                        2009     11.11        13.70     14,197.37

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001    $11.45       $11.28      1,014.49
                                                        2002     11.28         8.48      1,725.19
                                                        2003      8.48        10.85      9,688.32
                                                        2004     10.85        11.67     32,111.08
                                                        2005     11.67        12.17     35,475.58
                                                        2006     12.17        13.47     28,560.03
                                                        2007     13.47        14.41     22,443.34
                                                        2008     14.41         8.19     24,477.95
                                                        2009      8.19        11.50     21,138.09

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001      8.61         8.21          0.00
                                                        2002      8.21         4.50        136.38
                                                        2003      4.50         6.03      9,236.60
                                                        2004      6.03         6.97     26,237.17
                                                        2005      6.97         7.82     29,419.65
                                                        2006      7.82         8.15     26,524.56
                                                        2007      8.15         9.40     32,626.69
                                                        2008      9.40         5.56     20,964.65
                                                        2009      5.56         7.92     16,574.88

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.92        11.70          0.00
                                                        2002     11.70         8.39        318.34
                                                        2003      8.39        11.57     10,808.52
                                                        2004     11.57        12.58     16,662.14
                                                        2005     12.58        13.66     24,267.01
                                                        2006     13.66        13.88     17,450.92
                                                        2007     13.88        14.91     11,153.55
                                                        2008     14.91         9.31     11,310.17
                                                        2009      9.31        12.66     10,036.35

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     14.91        15.16      1,812.62
                                                        2002     15.16        16.24      2,977.42
                                                        2003     16.24        17.90     11,180.64
                                                        2004     17.90        18.67     27,480.68
                                                        2005     18.67        18.78     41,144.40
                                                        2006     18.78        19.30     30,220.02
                                                        2007     19.30        19.64     23,530.39
                                                        2008     19.64        16.33     14,046.58
                                                        2009     16.33        21.12     10,882.11

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.86        14.10          0.00
                                                        2002     14.10        14.86      5,646.59
                                                        2003     14.86        14.79     26,001.20
                                                        2004     14.79        14.89     35,202.78
                                                        2005     14.89        14.82     34,141.09
                                                        2006     14.82        15.10     18,053.27
                                                        2007     15.10        15.40     24,949.51
                                                        2008     15.40        15.03     12,198.41
                                                        2009     15.03        15.34      7,329.65

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.10 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.73      $ 14.33          0.00
                                                       2007     14.33        14.47          0.00
                                                       2008     14.47        12.83          0.00
                                                       2009     12.83        14.12          0.00

American Funds Global Small
  Capitalization Division+ (Class 2)/(c)/............. 2001     13.48        13.13          0.00
                                                       2002     13.13        10.39          0.00
                                                       2003     10.39        15.60          0.00
                                                       2004     15.60        18.44      3,983.48
                                                       2005     18.44        22.60      1,531.76
                                                       2006     22.60        27.41        580.64
                                                       2007     27.41        32.54      2,094.91
                                                       2008     32.54        14.78        449.44
                                                       2009     14.78        23.32        371.54

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    109.20        98.62          0.00
                                                       2002     98.62        72.84          0.00
                                                       2003     72.84        97.44          0.00
                                                       2004     97.44       107.17        716.00
                                                       2005    107.17       121.76        366.58
                                                       2006    121.76       131.22        383.54
                                                       2007    131.22       144.13        181.86
                                                       2008    144.13        78.95         53.98
                                                       2009     78.95       107.61         52.06

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     76.61        73.35          0.00
                                                       2002     73.35        58.56          0.00
                                                       2003     58.56        75.83          0.00
                                                       2004     75.83        81.83      2,731.57
                                                       2005     81.83        84.68      2,592.29
                                                       2006     84.68        95.39      2,650.19
                                                       2007     95.39        97.96      2,551.11
                                                       2008     97.96        59.52      2,823.48
                                                       2009     59.52        76.38      2,818.47

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.41        10.63          0.00
                                                       2002     10.63         8.57          0.00
                                                       2003      8.57        10.74          3.09
                                                       2004     10.74        12.41      2,251.97
                                                       2005     12.41        14.32          0.00
                                                       2006     14.32        16.30          0.00
                                                       2007     16.30        17.59        392.71
                                                       2008     17.59         9.61      2,297.01
                                                       2009      9.61        11.48        391.13

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $10.97      $ 11.15          0.00
                                                     2002     11.15        12.02          0.00
                                                     2003     12.02        12.18      4,456.90
                                                     2004     12.18        12.40     17,769.39
                                                     2005     12.40        12.38     12,342.43
                                                     2006     12.38        12.60     10,119.40
                                                     2007     12.60        13.16      7,172.78
                                                     2008     13.16        13.63      5,298.27
                                                     2009     13.63        14.03      5,693.30

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     33.87        31.85          0.00
                                                     2002     31.85        22.21          0.00
                                                     2003     22.21        30.57          0.00
                                                     2004     30.57        33.76          0.00
                                                     2005     33.76        36.55          0.00
                                                     2006     36.55        38.13          0.00
                                                     2007     38.13        44.95          0.00
                                                     2008     44.95        23.86          0.00
                                                     2009     23.86        34.86          0.00

BlackRock Bond Income Division (Class E)/(a)/....... 2002     37.35        39.22          0.00
                                                     2003     39.22        40.59          0.00
                                                     2004     40.59        41.45      4,339.89
                                                     2005     41.45        41.50      3,421.54
                                                     2006     41.50        42.38      3,421.55
                                                     2007     42.38        44.03      3,422.82
                                                     2008     44.03        41.58      3,760.89
                                                     2009     41.58        44.50      3,760.89

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     36.15        37.04          0.00
                                                     2002     37.04       317.68          0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     33.42        32.49          0.00
                                                     2002     32.49        27.38          0.00
                                                     2003     27.38        32.28      1,614.10
                                                     2004     32.28        34.23         22.49
                                                     2005     34.23        34.51          0.00
                                                     2006     34.51        37.28          0.00
                                                     2007     37.28        38.59          0.00
                                                     2008     38.59        28.38          0.00
                                                     2009     28.38        32.56          0.00

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     67.66        67.97        153.18
                                                     2008     67.97        41.76        152.77
                                                     2009     41.76        48.78        152.59

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $62.14       $57.83          0.00
                                                   2002     57.83        41.78          0.00
                                                   2003     41.78        53.21          0.00
                                                   2004     53.21        57.68          0.00
                                                   2005     57.68        58.43          0.00
                                                   2006     58.43        65.19          0.00
                                                   2007     65.19        68.23          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.88          0.00
                                                   2003      7.88        10.45          0.00
                                                   2004     10.45        11.60          0.00
                                                   2005     11.60        12.01          0.00
                                                   2006     12.01        14.02      2,304.95
                                                   2007     14.02        14.17          0.00
                                                   2008     14.17         9.01          0.00
                                                   2009      9.01         9.81          0.00

BlackRock Money Market Division (Class E)/(f)/.... 2003     19.70        19.50     10,309.05
                                                   2004     19.50        19.25      6,499.08
                                                   2005     19.25        19.37          0.00
                                                   2006     19.37        19.85          0.00
                                                   2007     19.85        20.39          0.00
                                                   2008     20.39        20.51          0.00
                                                   2009     20.51        20.14          0.00

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.11        13.83          0.00
                                                   2002     13.83        10.63          0.00
                                                   2003     10.63        15.61          0.00
                                                   2004     15.61        17.60          0.00
                                                   2005     17.60        17.92        800.60
                                                   2006     17.92        20.47        652.42
                                                   2007     20.47        19.32        677.49
                                                   2008     19.32        11.63        673.12
                                                   2009     11.63        12.87        772.94

Davis Venture Value Division (Class E)/(c)/....... 2001     25.92        25.15          0.00
                                                   2002     25.15        20.55          0.00
                                                   2003     20.55        26.31          0.00
                                                   2004     26.31        28.89        838.36
                                                   2005     28.89        31.16        242.71
                                                   2006     31.16        34.91        847.27
                                                   2007     34.91        35.69         96.69
                                                   2008     35.69        21.16         96.43
                                                   2009     21.16        27.31         96.30

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.65       $15.15          0.00
                                                      2002     15.15        10.51          0.00
                                                      2003     10.51        13.85          0.00
                                                      2004     13.85        15.86          0.00
                                                      2005     15.86        16.58          0.00
                                                      2006     16.58        18.13          0.00
                                                      2007     18.13        19.21          0.00
                                                      2008     19.21         8.39        692.22
                                                      2009      8.39        10.99      1,839.07

FI Value Leaders Division (Class E)/(d)/............. 2002     21.34        17.49          0.00
                                                      2003     17.49        21.70          0.00
                                                      2004     21.70        24.13          0.00
                                                      2005     24.13        26.12          0.00
                                                      2006     26.12        28.59          0.00
                                                      2007     28.59        29.13          0.00
                                                      2008     29.13        17.38          0.00
                                                      2009     17.38        20.71          0.00

Harris Oakmark International Division (Class E)/(d)/. 2002     10.55         8.76          0.00
                                                      2003      8.76        11.59          5.64
                                                      2004     11.59        13.70      1,324.92
                                                      2005     13.70        15.33      1,413.33
                                                      2006     15.33        19.37      1,460.31
                                                      2007     19.37        18.77          0.00
                                                      2008     18.77        10.87          0.00
                                                      2009     10.87        16.53          0.00

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.93         4.70          0.00
                                                      2006      4.70         4.72          0.00
                                                      2007      4.72         5.16          0.00
                                                      2008      5.16         3.20          0.00
                                                      2009      3.20         4.39      4,822.35

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.34         4.86          0.00
                                                      2002      4.86         3.38          0.00
                                                      2003      3.38         4.16          0.00
                                                      2004      4.16         4.26          0.00
                                                      2005      4.26         3.89          0.00

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.35         9.59          0.00
                                                      2003      9.59        11.87          0.00
                                                      2004     11.87        13.30      1,453.21
                                                      2005     13.30        14.10      1,413.09
                                                      2006     14.10        15.84      1,338.61
                                                      2007     15.84        15.10      1,351.21
                                                      2008     15.10         9.13      1,760.51
                                                      2009      9.13        12.24      1,669.80

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.48       $ 6.65          0.00
                                                          2004      6.65         7.07      1,156.46
                                                          2005      7.07         7.87          0.00
                                                          2006      7.87         7.59          0.00
                                                          2007      7.59         7.60          0.00
                                                          2008      7.60         4.54          0.00
                                                          2009      4.54         5.92          0.00

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.85         7.71          0.00
                                                          2002      7.71         5.23          0.00
                                                          2003      5.23         5.48          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      8.98         9.58          0.00
                                                          2007      9.58         8.84          0.00
                                                          2008      8.84         3.93          0.00
                                                          2009      3.93         5.31          0.00

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.58         8.14          0.00
                                                          2002      8.14         6.35          0.00
                                                          2003      6.35         7.56          0.00
                                                          2004      7.56         8.24          0.00
                                                          2005      8.24         8.64          0.00
                                                          2006      8.64         9.01          0.00

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     21.81        21.29          0.00
                                                          2002     21.29        16.33          0.00
                                                          2003     16.33        21.80          0.00
                                                          2004     21.80        24.80          0.00
                                                          2005     24.80        25.94          0.00
                                                          2006     25.94        29.59         71.22
                                                          2007     29.59        32.37        484.67
                                                          2008     32.37        20.29          0.00
                                                          2009     20.29        25.84          0.00

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.16         8.75          0.00
                                                          2002      8.75         6.18          0.00
                                                          2003      6.18         8.76          0.00
                                                          2004      8.76         9.54      1,012.21
                                                          2005      9.54         9.76        154.87
                                                          2006      9.76        10.50        160.79
                                                          2007     10.50        10.74        161.35
                                                          2008     10.74         6.17        178.53
                                                          2009      6.17         7.85        184.72

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.42       $10.05          0.00
                                                     2003     10.05        11.75          0.00
                                                     2004     11.75        12.46        232.34
                                                     2005     12.46        12.39        249.05
                                                     2006     12.39        13.25        413.51
                                                     2007     13.25        13.85        634.75
                                                     2008     13.85        11.05        576.84
                                                     2009     11.05        14.81      1,846.69

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.43        10.15          0.00
                                                     2002     10.15        15.12          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.18         8.41          0.00
                                                     2003      8.41        11.46          0.00
                                                     2004     11.46        11.96          0.00
                                                     2005     11.96        12.70          0.00
                                                     2006     12.70        14.21          0.00
                                                     2007     14.21        15.47          0.00
                                                     2008     15.47         9.28          0.00
                                                     2009      9.28        12.18          0.00

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/.................................... 2001     23.97        24.73          0.00
                                                     2002     24.73        22.04          0.00
                                                     2003     22.04        28.58          0.00
                                                     2004     28.58        30.72      4,880.56
                                                     2005     30.72        33.04      2,649.24
                                                     2006     33.04        36.33      2,876.74
                                                     2007     36.33        33.09      2,670.70
                                                     2008     33.09        17.47      2,859.29
                                                     2009     17.47        24.17      2,856.61

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.35        10.21          0.00
                                                     2002     10.21         8.50          0.00
                                                     2003      8.50        11.21      1,680.08
                                                     2004     11.21        12.72      2,445.94
                                                     2005     12.72        13.97      1,865.35
                                                     2006     13.97        15.03        936.27
                                                     2007     15.03        15.85        912.99
                                                     2008     15.85         9.88        889.13
                                                     2009      9.88        13.25        785.91

MetLife Stock Index Division (Class E)/(c)/......... 2001    $35.22       $33.16          0.00
                                                     2002     33.16        25.19          0.00
                                                     2003     25.19        31.57      1,806.59
                                                     2004     31.57        34.12      5,179.98
                                                     2005     34.12        34.92      4,884.04
                                                     2006     34.92        39.42      2,727.04
                                                     2007     39.42        40.55      2,578.95
                                                     2008     40.55        24.94      3,143.15
                                                     2009     24.94        30.79      3,069.05

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 8.99       $ 8.33          0.00
                                                        2002      8.33         7.21          0.00
                                                        2003      7.21         9.33          3.56
                                                        2004      9.33        10.93          0.00
                                                        2005     10.93        12.47          0.00
                                                        2006     12.47        15.48        852.01
                                                        2007     15.48        17.19          0.00
                                                        2008     17.19         9.70      1,330.87
                                                        2009      9.70        12.52          0.00

MFS(R) Total Return Division (Class E)/(i)/............ 2004     32.63        35.32         35.99
                                                        2005     35.32        35.57        109.42
                                                        2006     35.57        38.99          0.00
                                                        2007     38.99        39.75          0.00
                                                        2008     39.75        30.22          0.00
                                                        2009     30.22        35.01          0.00

MFS(R) Value Division (Class E)/(c)/................... 2001     11.43        11.24          0.00
                                                        2002     11.24         9.43          0.00
                                                        2003      9.43        11.57          0.01
                                                        2004     11.57        12.61      5,382.22
                                                        2005     12.61        12.16      3,600.08
                                                        2006     12.16        14.04        548.12
                                                        2007     14.04        13.21        711.47
                                                        2008     13.21         8.59      3,088.72
                                                        2009      8.59        10.15        550.97

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.20         8.42          0.00
                                                        2002      8.42         6.87          0.00
                                                        2003      6.87         9.24      3,189.32
                                                        2004      9.24        10.81      9,188.40
                                                        2005     10.81        11.96      8,970.87
                                                        2006     11.96        14.72      6,928.56
                                                        2007     14.72        15.93      6,816.87
                                                        2008     15.93         9.02      7,643.34
                                                        2009      9.02        11.35      7,523.15

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.08        14.73          0.00
                                                        2002     14.73        13.03          0.00
                                                        2003     13.03        17.40          0.00
                                                        2004     17.40        20.92      1,740.56
                                                        2005     20.92        22.96      2,492.09
                                                        2006     22.96        25.02        330.38
                                                        2007     25.02        25.30        109.60
                                                        2008     25.30        13.03          0.00
                                                        2009     13.03        18.86          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.54       $11.79          0.00
                                                        2002     11.79         9.68          0.00
                                                        2003      9.68        12.36          0.00
                                                        2004     12.36        14.06          0.00
                                                        2005     14.06        15.98          0.00
                                                        2006     15.98        18.24          0.00
                                                        2007     18.24        18.98          0.00
                                                        2008     18.98        11.06          0.00
                                                        2009     11.06        15.17          0.00

PIMCO Total Return Division (Class E)(c)............... 2001     10.21        10.38          0.00
                                                        2002     10.38        11.11          0.00
                                                        2003     11.11        11.37          0.00
                                                        2004     11.37        11.69     16,904.50
                                                        2005     11.69        11.72     10,819.18
                                                        2006     11.72        12.01      5,889.24
                                                        2007     12.01        12.66     12,817.39
                                                        2008     12.66        12.45      4,200.08
                                                        2009     12.45        14.41      7,586.50

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.02         6.05          0.00
                                                        2002      6.05         2.93          0.00
                                                        2003      2.93         4.51          0.00
                                                        2004      4.51         4.23     55,505.31
                                                        2005      4.23         4.61        441.09
                                                        2006      4.61         4.75          0.00
                                                        2007      4.75         6.13      3,322.48
                                                        2008      6.13         3.33          0.00
                                                        2009      3.33         5.20      4,697.26

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.80        11.71          0.00
                                                        2002     11.71         9.10          0.00
                                                        2003      9.10        13.02        724.48
                                                        2004     13.02        14.98      4,707.88
                                                        2005     14.98        15.31      4,486.20
                                                        2006     15.31        17.65      3,938.41
                                                        2007     17.65        17.00      3,733.40
                                                        2008     17.00        11.05      3,891.81
                                                        2009     11.05        13.62      3,891.82

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.43        11.26          0.00
                                                        2002     11.26         8.46          0.00
                                                        2003      8.46        10.82          0.00
                                                        2004     10.82        11.63          0.00
                                                        2005     11.63        12.12          0.00
                                                        2006     12.12        13.41          0.00
                                                        2007     13.41        14.35        240.96
                                                        2008     14.35         8.15        240.30
                                                        2009      8.15        11.43        239.97

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.61       $ 8.20          0.00
                                                        2002      8.20         4.49          0.00
                                                        2003      4.49         6.02          0.00
                                                        2004      6.02         6.96          0.00
                                                        2005      6.96         7.80          0.00
                                                        2006      7.80         8.13      1,209.47
                                                        2007      8.13         9.36      9,234.82
                                                        2008      9.36         5.54      3,048.16
                                                        2009      5.54         7.89          0.00

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.90        11.68          0.00
                                                        2002     11.68         8.37          0.00
                                                        2003      8.37        11.53          0.00
                                                        2004     11.53        12.53          0.00
                                                        2005     12.53        13.60          0.00
                                                        2006     13.60        13.81          0.00
                                                        2007     13.81        14.83          0.00
                                                        2008     14.83         9.25      1,567.91
                                                        2009      9.25        12.58          0.00

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     14.86        15.10          0.00
                                                        2002     15.10        16.18          0.00
                                                        2003     16.18        17.82          0.00
                                                        2004     17.82        18.58        154.95
                                                        2005     18.58        18.68      3,008.17
                                                        2006     18.68        19.18      3,832.95
                                                        2007     19.18        19.51        182.73
                                                        2008     19.51        16.22        136.88
                                                        2009     16.22        20.96        133.13

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.81        14.05          0.00
                                                        2002     14.05        14.80          0.00
                                                        2003     14.80        14.72          0.00
                                                        2004     14.72        14.82          0.00
                                                        2005     14.82        14.74          0.00
                                                        2006     14.74        15.01          0.00
                                                        2007     15.01        15.30          0.00
                                                        2008     15.30        14.92          0.00
                                                        2009     14.92        15.22          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.15 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.67      $ 14.26      1,871.50
                                                       2007     14.26        14.40      9,055.63
                                                       2008     14.40        12.75          0.00
                                                       2009     12.75        14.04          0.00

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.46        13.10          0.00
                                                       2002     13.10        10.36        240.07
                                                       2003     10.36        15.55      2,826.25
                                                       2004     15.55        18.37      8,233.81
                                                       2005     18.37        22.51     10,408.87
                                                       2006     22.51        27.29     10,006.16
                                                       2007     27.29        32.39     11,559.57
                                                       2008     32.39        14.71      7,460.49
                                                       2009     14.71        23.18      4,904.52

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    108.20        97.69          0.00
                                                       2002     97.69        72.12        296.99
                                                       2003     72.12        96.42      1,763.09
                                                       2004     96.42       106.00      6,382.60
                                                       2005    106.00       120.37      4,184.29
                                                       2006    120.37       129.66      4,691.87
                                                       2007    129.66       142.35      4,374.86
                                                       2008    142.35        77.93      2,860.94
                                                       2009     77.93       106.18      1,819.93

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     75.91        72.66          0.00
                                                       2002     72.66        57.98          0.00
                                                       2003     57.98        75.04      1,645.67
                                                       2004     75.04        80.94      3,961.92
                                                       2005     80.94        83.72      5,156.55
                                                       2006     83.72        94.26      3,541.86
                                                       2007     94.26        96.75      4,096.76
                                                       2008     96.75        58.75      2,227.45
                                                       2009     58.75        75.36      1,969.58

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.35        10.57          0.00
                                                       2002     10.57         8.52      2,244.21
                                                       2003      8.52        10.67         27.97
                                                       2004     10.67        12.33        617.87
                                                       2005     12.33        14.21        658.04
                                                       2006     14.21        16.18      3,385.08
                                                       2007     16.18        17.45      2,235.53
                                                       2008     17.45         9.52      1,358.95
                                                       2009      9.52        11.37      1,258.27

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $10.96       $11.14          0.00
                                                     2002     11.14        11.99      1,056.41
                                                     2003     11.99        12.15      6,167.36
                                                     2004     12.15        12.36     11,393.30
                                                     2005     12.36        12.34      9,533.73
                                                     2006     12.34        12.54      7,303.60
                                                     2007     12.54        13.10      9,632.61
                                                     2008     13.10        13.56      5,456.97
                                                     2009     13.56        13.95      4,213.06

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     33.64        31.63          0.00
                                                     2002     31.63        22.04          0.00
                                                     2003     22.04        30.33        425.58
                                                     2004     30.33        33.48        850.72
                                                     2005     33.48        36.23        858.28
                                                     2006     36.23        37.78      1,109.56
                                                     2007     37.78        44.51      1,267.17
                                                     2008     44.51        23.62      1,918.13
                                                     2009     23.62        34.48      1,725.79

BlackRock Bond Income Division (Class E)/(a)/....... 2002     37.00        38.84         35.75
                                                     2003     38.84        40.18      2,822.79
                                                     2004     40.18        41.01      3,346.62
                                                     2005     41.01        41.04      3,149.42
                                                     2006     41.04        41.88      1,292.51
                                                     2007     41.88        43.50        939.58
                                                     2008     43.50        41.05        883.90
                                                     2009     41.05        43.91        759.19

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     35.82        36.70          0.00
                                                     2002     36.70        37.04          0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     33.17        32.24          0.00
                                                     2002     32.24        27.15        184.32
                                                     2003     27.15        32.00        495.06
                                                     2004     32.00        33.91      2,899.19
                                                     2005     33.91        34.17      2,785.83
                                                     2006     34.17        36.90      2,581.19
                                                     2007     36.90        38.18      1,116.38
                                                     2008     38.18        28.07      1,067.03
                                                     2009     28.07        32.18        859.97

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     66.85        67.15        710.19
                                                     2008     67.15        41.23        569.44
                                                     2009     41.23        48.14        368.04

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $61.58       $57.30          0.00
                                                   2002     57.30        41.38          0.00
                                                   2003     41.38        52.67        434.96
                                                   2004     52.67        57.06      1,002.21
                                                   2005     57.06        57.78        922.91
                                                   2006     57.78        64.42        711.47
                                                   2007     64.42        67.42          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.88         24.24
                                                   2003      7.88        10.44      1,990.50
                                                   2004     10.44        11.58      4,304.63
                                                   2005     11.58        11.98      3,251.04
                                                   2006     11.98        13.98      4,326.66
                                                   2007     13.98        14.13     14,281.80
                                                   2008     14.13         8.98      6,371.10
                                                   2009      8.98         9.77      2,746.48

BlackRock Money Market Division (Class E)/(f)/.... 2003     19.50        19.30          0.00
                                                   2004     19.30        19.05          0.00
                                                   2005     19.05        19.15          0.00
                                                   2006     19.15        19.62          0.00
                                                   2007     19.62        20.15          0.00
                                                   2008     20.15        20.25     10,165.31
                                                   2009     20.25        19.88      8,869.92

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.10        13.82          0.00
                                                   2002     13.82        10.62      2,143.21
                                                   2003     10.62        15.58      9,447.33
                                                   2004     15.58        17.56     27,095.80
                                                   2005     17.56        17.87     22,089.70
                                                   2006     17.87        20.40     18,411.53
                                                   2007     20.40        19.25      8,214.36
                                                   2008     19.25        11.59      6,361.99
                                                   2009     11.59        12.80      5,313.70

Davis Venture Value Division (Class E)/(c)/....... 2001     25.83        25.06          0.00
                                                   2002     25.06        20.47      1,028.09
                                                   2003     20.47        26.19        576.86
                                                   2004     26.19        28.74      3,927.86
                                                   2005     28.74        30.99      5,199.63
                                                   2006     30.99        34.70      7,278.24
                                                   2007     34.70        35.46      4,993.46
                                                   2008     35.46        21.01      2,863.24
                                                   2009     21.01        27.11      1,655.27

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.61       $15.11          0.00
                                                      2002     15.11        10.48      1,692.97
                                                      2003     10.48        13.80        296.55
                                                      2004     13.80        15.80      3,813.48
                                                      2005     15.80        16.51      4,062.73
                                                      2006     16.51        18.04      4,623.65
                                                      2007     18.04        19.10      3,230.04
                                                      2008     19.10         8.34      2,290.27
                                                      2009      8.34        10.92      1,502.62

FI Value Leaders Division (Class E)/(d)/............. 2002     21.25        17.40          0.00
                                                      2003     17.40        21.59          0.00
                                                      2004     21.59        23.99      1,202.31
                                                      2005     23.99        25.96      1,145.45
                                                      2006     25.96        28.39      1,455.08
                                                      2007     28.39        28.91      1,063.31
                                                      2008     28.91        17.25         95.79
                                                      2009     17.25        20.54         99.69

Harris Oakmark International Division (Class E)/(d)/. 2002     10.55         8.75          0.00
                                                      2003      8.75        11.58      1,287.18
                                                      2004     11.58        13.68      3,382.58
                                                      2005     13.68        15.30      5,903.70
                                                      2006     15.30        19.31      6,915.16
                                                      2007     19.31        18.71     14,457.36
                                                      2008     18.71        10.83      4,078.42
                                                      2009     10.83        16.47     12,268.62

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.92         4.69        613.27
                                                      2006      4.69         4.71      2,641.14
                                                      2007      4.71         5.14      1,391.48
                                                      2008      5.14         3.19      1,328.84
                                                      2009      3.19         4.37      1,325.44

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.34         4.86          0.00
                                                      2002      4.86         3.37          0.00
                                                      2003      3.37         4.15        630.84
                                                      2004      4.15         4.25        635.91
                                                      2005      4.25         3.88        650.49

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.34         9.58          0.00
                                                      2003      9.58        11.85        493.67
                                                      2004     11.85        13.28      1,730.31
                                                      2005     13.28        14.07      2,180.30
                                                      2006     14.07        15.80      2,308.34
                                                      2007     15.80        15.05      1,850.60
                                                      2008     15.05         9.10      1,569.14
                                                      2009      9.10        12.19      1,316.67

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.48       $ 6.64        402.51
                                                          2004      6.64         7.06        194.20
                                                          2005      7.06         7.86        185.19
                                                          2006      7.86         7.56        206.43
                                                          2007      7.56         7.57        214.79
                                                          2008      7.57         4.52        211.20
                                                          2009      4.52         5.89      3,355.93

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.85         7.70          0.00
                                                          2002      7.70         5.22          0.00
                                                          2003      5.22         5.48          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      8.94         9.54      1,202.39
                                                          2007      9.54         8.80      1,226.92
                                                          2008      8.80         3.91        447.74
                                                          2009      3.91         5.28        939.37

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.57         8.13          0.00
                                                          2002      8.13         6.34          0.00
                                                          2003      6.34         7.54        207.67
                                                          2004      7.54         8.21      1,207.29
                                                          2005      8.21         8.61      1,358.85
                                                          2006      8.61         8.98      1,366.05

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     21.73        21.21          0.00
                                                          2002     21.21        16.26          0.00
                                                          2003     16.26        21.69        505.85
                                                          2004     21.69        24.67        676.53
                                                          2005     24.67        25.78        178.26
                                                          2006     25.78        29.40      1,029.23
                                                          2007     29.40        32.15      5,498.37
                                                          2008     32.15        20.14        252.44
                                                          2009     20.14        25.63        265.25

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.15         8.75          0.00
                                                          2002      8.75         6.18          0.00
                                                          2003      6.18         8.75      1,312.42
                                                          2004      8.75         9.52      1,147.74
                                                          2005      9.52         9.74      1,355.21
                                                          2006      9.74        10.47      2,171.96
                                                          2007     10.47        10.71        149.87
                                                          2008     10.71         6.14        159.57
                                                          2009      6.14         7.82      2,321.72

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/... 2002    $10.39       $10.02          0.00
                                                      2003     10.02        11.71        859.65
                                                      2004     11.71        12.41      4,690.20
                                                      2005     12.41        12.34      5,496.81
                                                      2006     12.34        13.19      5,721.09
                                                      2007     13.19        13.77      5,300.95
                                                      2008     13.77        10.98      3,116.93
                                                      2009     10.98        14.71      3,797.20

Lord Abbett Bond Debenture Division (Class E)/(b)
  /(formerly Loomis Sayles High Yield Bond Division). 2001     10.41        10.12          0.00
                                                      2002     10.12        10.39          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.18         8.41          0.00
                                                      2003      8.41        11.44        232.04
                                                      2004     11.44        11.94        619.11
                                                      2005     11.94        12.67        463.28
                                                      2006     12.67        14.17      1,825.21
                                                      2007     14.17        15.42        929.08
                                                      2008     15.42         9.25        926.48
                                                      2009      9.25        12.13        936.20

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/..................................... 2001     23.88        24.62          0.00
                                                      2002     24.62        21.93      1,132.57
                                                      2003     21.93        28.43      1,495.33
                                                      2004     28.43        30.54     12,861.04
                                                      2005     30.54        32.83      5,019.92
                                                      2006     32.83        36.08      3,241.62
                                                      2007     36.08        32.84      1,616.86
                                                      2008     32.84        17.33      1,172.66
                                                      2009     17.33        23.97      1,187.07

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.34        10.20          0.00
                                                      2002     10.20         8.48        328.42
                                                      2003      8.48        11.19      8,534.44
                                                      2004     11.19        12.70      9,894.38
                                                      2005     12.70        13.94      8,547.95
                                                      2006     13.94        14.99      7,069.68
                                                      2007     14.99        15.79      7,671.38
                                                      2008     15.79         9.84      7,219.81
                                                      2009      9.84        13.19      3,555.39

MetLife Stock Index Division (Class E)/(c)/.......... 2001     35.02        32.96          0.00
                                                      2002     32.96        25.03        128.39
                                                      2003     25.03        31.36      4,508.64
                                                      2004     31.36        33.88      9,215.95
                                                      2005     33.88        34.65      9,114.63
                                                      2006     34.65        39.09      8,751.17
                                                      2007     39.09        40.19      5,957.13
                                                      2008     40.19        24.71      5,008.81
                                                      2009     24.71        30.49      4,591.51

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 8.98       $ 8.32          0.00
                                                        2002      8.32         7.19          0.00
                                                        2003      7.19         9.30          0.00
                                                        2004      9.30        10.89      1,890.90
                                                        2005     10.89        12.42      2,132.40
                                                        2006     12.42        15.41      4,003.04
                                                        2007     15.41        17.10      4,210.59
                                                        2008     17.10         9.65      9,843.48
                                                        2009      9.65        12.44      2,265.59

MFS(R) Total Return Division (Class E)/(i)/............ 2004     32.35        35.01        882.32
                                                        2005     35.01        35.24      3,087.82
                                                        2006     35.24        38.61      4,528.37
                                                        2007     38.61        39.34      5,773.91
                                                        2008     39.34        29.90      4,461.81
                                                        2009     29.90        34.62      4,451.71

MFS(R) Value Division (Class E)/(c)/................... 2001     11.42        11.22          0.00
                                                        2002     11.22         9.41        452.22
                                                        2003      9.41        11.54      3,728.72
                                                        2004     11.54        12.57     12,975.29
                                                        2005     12.57        12.12     18,178.87
                                                        2006     12.12        13.99     11,545.93
                                                        2007     13.99        13.15      5,928.63
                                                        2008     13.15         8.54      5,130.02
                                                        2009      8.54        10.09     14,705.70

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.19         8.41          0.00
                                                        2002      8.41         6.86          0.00
                                                        2003      6.86         9.22      4,989.68
                                                        2004      9.22        10.77      6,126.00
                                                        2005     10.77        11.92      6,323.60
                                                        2006     11.92        14.66      9,356.52
                                                        2007     14.66        15.86      9,687.70
                                                        2008     15.86         8.98     12,765.86
                                                        2009      8.98        11.29      4,128.68

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.06        14.71          0.00
                                                        2002     14.71        13.00         15.10
                                                        2003     13.00        17.35      2,461.55
                                                        2004     17.35        20.85      6,286.78
                                                        2005     20.85        22.88     11,425.30
                                                        2006     22.88        24.92     10,992.12
                                                        2007     24.92        25.18      7,516.64
                                                        2008     25.18        12.96      5,753.49
                                                        2009     12.96        18.76      6,165.22

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.51       $11.76          0.00
                                                        2002     11.76         9.65        510.64
                                                        2003      9.65        12.32      4,353.82
                                                        2004     12.32        14.00      2,880.34
                                                        2005     14.00        15.91      1,804.42
                                                        2006     15.91        18.15      2,621.75
                                                        2007     18.15        18.88      2,109.23
                                                        2008     18.88        10.99         94.62
                                                        2009     10.99        15.07        789.21

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.21        10.37          0.00
                                                        2002     10.37        11.10      5,560.30
                                                        2003     11.10        11.35     13,991.48
                                                        2004     11.35        11.67     19,241.45
                                                        2005     11.67        11.69     21,778.69
                                                        2006     11.69        11.97     15,981.58
                                                        2007     11.97        12.61     12,941.28
                                                        2008     12.61        12.40     10,789.64
                                                        2009     12.40        14.35     13,615.10

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.02         6.05          0.00
                                                        2002      6.05         2.92          0.00
                                                        2003      2.92         4.51      2,525.77
                                                        2004      4.51         4.22     10,928.51
                                                        2005      4.22         4.59     15,970.17
                                                        2006      4.59         4.74     10,067.59
                                                        2007      4.74         6.11      3,492.25
                                                        2008      6.11         3.32      3,695.48
                                                        2009      3.32         5.17      8,632.04

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.78        11.69          0.00
                                                        2002     11.69         9.08          0.00
                                                        2003      9.08        12.98      3,159.74
                                                        2004     12.98        14.93      8,039.99
                                                        2005     14.93        15.26      7,340.29
                                                        2006     15.26        17.58      6,784.95
                                                        2007     17.58        16.92      3,723.22
                                                        2008     16.92        11.00      3,510.11
                                                        2009     11.00        13.55      2,767.31

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.41        11.25          0.00
                                                        2002     11.25         8.44          0.00
                                                        2003      8.44        10.79      4,857.53
                                                        2004     10.79        11.59      7,296.27
                                                        2005     11.59        12.08      2,894.32
                                                        2006     12.08        13.36      3,096.27
                                                        2007     13.36        14.28      6,386.93
                                                        2008     14.28         8.11      1,575.09
                                                        2009      8.11        11.37        802.27

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.61       $ 8.20          0.00
                                                        2002      8.20         4.49          0.00
                                                        2003      4.49         6.01      2,791.91
                                                        2004      6.01         6.94      4,347.21
                                                        2005      6.94         7.79      7,750.61
                                                        2006      7.79         8.11     12,151.86
                                                        2007      8.11         9.33     20,990.02
                                                        2008      9.33         5.51     13,390.29
                                                        2009      5.51         7.85     10,699.03

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.87        11.65          0.00
                                                        2002     11.65         8.34      2,647.73
                                                        2003      8.34        11.49      3,662.29
                                                        2004     11.49        12.48      7,272.47
                                                        2005     12.48        13.54      7,167.74
                                                        2006     13.54        13.74      7,577.63
                                                        2007     13.74        14.75      2,731.95
                                                        2008     14.75         9.20      5,374.35
                                                        2009      9.20        12.50      5,235.87

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     14.81        15.05          0.00
                                                        2002     15.05        16.11      1,370.65
                                                        2003     16.11        17.74      4,368.70
                                                        2004     17.74        18.48     15,634.08
                                                        2005     18.48        18.58     27,090.19
                                                        2006     18.58        19.06     19,229.37
                                                        2007     19.06        19.38      7,765.58
                                                        2008     19.38        16.10      3,497.56
                                                        2009     16.10        20.80      4,271.66

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.77        14.00          0.00
                                                        2002     14.00        14.74      3,214.41
                                                        2003     14.74        14.65      1,396.86
                                                        2004     14.65        14.74      3,657.61
                                                        2005     14.74        14.66      5,346.73
                                                        2006     14.66        14.92      4,542.12
                                                        2007     14.92        15.20      4,542.45
                                                        2008     15.20        14.81      3,729.57
                                                        2009     14.81        15.11      1,843.71

                                 GROUP I--PREFERENCE PLUS SELECT
                              E SHARE AND AMERICAN FUNDS(R) CLASS 2
                                  2.20 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.60      $ 14.19      2,123.12
                                                       2007     14.19        14.32      2,380.35
                                                       2008     14.32        12.68        999.69
                                                       2009     12.68        13.95        739.91

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.44        13.08          0.00
                                                       2002     13.08        10.34      6,017.75
                                                       2003     10.34        15.51      8,364.02
                                                       2004     15.51        18.31          0.00
                                                       2005     18.31        22.42     14,287.71
                                                       2006     22.42        27.18     13,354.79
                                                       2007     27.18        32.23     13,953.89
                                                       2008     32.23        14.63     11,825.74
                                                       2009     14.63        23.05      5,507.31

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    107.26        96.82          0.00
                                                       2002     96.82        71.44      2,150.86
                                                       2003     71.44        95.47      4,971.32
                                                       2004     95.47       104.90          0.00
                                                       2005    104.90       119.06      5,197.63
                                                       2006    119.06       128.19      3,907.04
                                                       2007    128.19       140.66      4,040.66
                                                       2008    140.66        76.97      3,454.38
                                                       2009     76.97       104.81      1,854.41

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     75.25        72.01          0.00
                                                       2002     72.01        57.44      3,220.38
                                                       2003     57.44        74.30      5,358.01
                                                       2004     74.30        80.10          0.00
                                                       2005     80.10        82.80      6,733.74
                                                       2006     82.80        93.18      5,902.55
                                                       2007     93.18        95.60      5,633.63
                                                       2008     95.60        58.03      5,033.34
                                                       2009     58.03        74.39      1,841.59

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.29        10.52          0.00
                                                       2002     10.52         8.48      4,166.94
                                                       2003      8.48        10.60      5,892.03
                                                       2004     10.60        12.24      5,831.75
                                                       2005     12.24        14.11      6,998.46
                                                       2006     14.11        16.05      6,823.83
                                                       2007     16.05        17.30      7,640.32
                                                       2008     17.30         9.44      6,466.56
                                                       2009      9.44        11.26      3,627.63

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $10.94       $11.12          0.00
                                                     2002     11.12        11.97     17,151.54
                                                     2003     11.97        12.12     28,736.67
                                                     2004     12.12        12.32     35,371.12
                                                     2005     12.32        12.29     35,569.45
                                                     2006     12.29        12.49     37,573.50
                                                     2007     12.49        13.04     43,337.63
                                                     2008     13.04        13.49     30,487.80
                                                     2009     13.49        13.88     12,285.25

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     33.42        31.42          0.00
                                                     2002     31.42        21.88      1,855.91
                                                     2003     21.88        30.10      2,253.24
                                                     2004     30.10        33.20      1,610.53
                                                     2005     33.20        35.91      1,275.09
                                                     2006     35.91        37.43      1,200.71
                                                     2007     37.43        44.07      1,343.98
                                                     2008     44.07        23.37      1,358.97
                                                     2009     23.37        34.11          0.00

BlackRock Bond Income Division (Class E)/(a)/....... 2002     36.65        38.47      3,111.33
                                                     2003     38.47        39.77      6,381.98
                                                     2004     39.77        40.57      4,739.42
                                                     2005     40.57        40.58      3,844.39
                                                     2006     40.58        41.39      3,834.33
                                                     2007     41.39        42.97      2,508.67
                                                     2008     42.97        40.53      2,988.20
                                                     2009     40.53        43.33      1,765.53

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     35.50        36.36          0.00
                                                     2002     36.36        36.69          0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     32.92        31.99          0.00
                                                     2002     31.99        26.93      2,010.35
                                                     2003     26.93        31.72      6,110.02
                                                     2004     31.72        33.60      9,242.23
                                                     2005     33.60        33.84      7,562.23
                                                     2006     33.84        36.53      4,814.42
                                                     2007     36.53        37.77      6,284.90
                                                     2008     37.77        27.75      3,575.93
                                                     2009     27.75        31.80      3,356.31

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     66.06        66.33      2,418.29
                                                     2008     66.33        40.71      1,550.72
                                                     2009     40.71        47.51        989.59

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $61.03       $56.77          0.00
                                                   2002     56.77        40.98      1,479.10
                                                   2003     40.98        52.13      3,887.90
                                                   2004     52.13        56.45      2,986.47
                                                   2005     56.45        57.13      2,793.92
                                                   2006     57.13        63.67      2,571.59
                                                   2007     63.67        66.62          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.88          0.00
                                                   2003      7.88        10.44      2,991.68
                                                   2004     10.44        11.57      2,375.07
                                                   2005     11.57        11.96      2,491.95
                                                   2006     11.96        13.95     13,309.15
                                                   2007     13.95        14.09     14,568.90
                                                   2008     14.09         8.95     12,001.48
                                                   2009      8.95         9.74      8,857.78

BlackRock Money Market Division (Class E)/(f)/.... 2003     19.31        19.11          0.00
                                                   2004     19.11        18.84          0.00
                                                   2005     18.84        18.94          0.00
                                                   2006     18.94        19.39          0.00
                                                   2007     19.39        19.90          0.00
                                                   2008     19.90        19.99          0.00
                                                   2009     19.99        19.62          0.00

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.09        13.81          0.00
                                                   2002     13.81        10.60     22,554.06
                                                   2003     10.60        15.55     42,084.70
                                                   2004     15.55        17.52     38,252.34
                                                   2005     17.52        17.82     34,201.05
                                                   2006     17.82        20.34     25,485.16
                                                   2007     20.34        19.18     24,373.18
                                                   2008     19.18        11.54     22,958.02
                                                   2009     11.54        12.74     10,200.31

Davis Venture Value Division (Class E)/(c)/....... 2001     25.75        24.97          0.00
                                                   2002     24.97        20.38      3,703.42
                                                   2003     20.38        26.07      5,496.37
                                                   2004     26.07        28.60      4,415.95
                                                   2005     28.60        30.81      4,184.02
                                                   2006     30.81        34.49      4,121.65
                                                   2007     34.49        35.23      3,091.65
                                                   2008     35.23        20.86      1,217.06
                                                   2009     20.86        26.90        194.89

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.57       $15.08          0.00
                                                      2002     15.08        10.45        402.13
                                                      2003     10.45        13.75      1,344.02
                                                      2004     13.75        15.74      5,351.17
                                                      2005     15.74        16.43      6,944.69
                                                      2006     16.43        17.95      5,802.84
                                                      2007     17.95        19.00      5,686.38
                                                      2008     19.00         8.29      5,377.86
                                                      2009      8.29        10.85      4,387.83

FI Value Leaders Division (Class E)/(d)/............. 2002     21.15        17.32          0.00
                                                      2003     17.32        21.47        161.31
                                                      2004     21.47        23.85        107.46
                                                      2005     23.85        25.79        155.91
                                                      2006     25.79        28.20        502.38
                                                      2007     28.20        28.70        899.57
                                                      2008     28.70        17.11        823.33
                                                      2009     17.11        20.37        361.13

Harris Oakmark International Division (Class E)/(d)/. 2002     10.54         8.75      1,214.74
                                                      2003      8.75        11.56      3,729.27
                                                      2004     11.56        13.65      4,545.10
                                                      2005     13.65        15.27      5,027.55
                                                      2006     15.27        19.26      9,330.71
                                                      2007     19.26        18.65      8,520.04
                                                      2008     18.65        10.79      6,950.06
                                                      2009     10.79        16.40      5,378.00

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.91         4.68      6,326.30
                                                      2006      4.68         4.69      5,318.54
                                                      2007      4.69         5.12      3,451.85
                                                      2008      5.12         3.18        364.26
                                                      2009      3.18         4.35        363.30

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.33         4.85          0.00
                                                      2002      4.85         3.37      5,281.47
                                                      2003      3.37         4.15      6,769.50
                                                      2004      4.15         4.24      6,901.45
                                                      2005      4.24         3.87      6,737.43

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.34         9.58          0.00
                                                      2003      9.58        11.84      2,804.64
                                                      2004     11.84        13.26      2,127.48
                                                      2005     13.26        14.04      2,161.09
                                                      2006     14.04        15.76        615.42
                                                      2007     15.76        15.01      1,479.70
                                                      2008     15.01         9.06        734.31
                                                      2009      9.06        12.14          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.47       $ 6.63      8,195.17
                                                          2004      6.63         7.05      7,495.14
                                                          2005      7.05         7.84      6,267.96
                                                          2006      7.84         7.54      5,153.09
                                                          2007      7.54         7.55      3,099.99
                                                          2008      7.55         4.50        395.90
                                                          2009      4.50         5.87          0.00

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.84         7.70          0.00
                                                          2002      7.70         5.22      7,371.34
                                                          2003      5.22         5.47          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      8.91         9.51      1,956.46
                                                          2007      9.51         8.76      1,347.02
                                                          2008      8.76         3.89          0.00
                                                          2009      3.89         5.25          0.00

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.56         8.11          0.00
                                                          2002      8.11         6.33          0.00
                                                          2003      6.33         7.52          0.00
                                                          2004      7.52         8.19      2,025.85
                                                          2005      8.19         8.58      2,100.49
                                                          2006      8.58         8.95      2,138.79

Loomis Sayles Small Cap Core Division (Class E)
  ( formerly Loomis Sayles Small Cap Division)/(c)/...... 2001     21.65        21.13          0.00
                                                          2002     21.13        16.19        508.53
                                                          2003     16.19        21.59        538.84
                                                          2004     21.59        24.54        475.57
                                                          2005     24.54        25.63        353.93
                                                          2006     25.63        29.22        272.81
                                                          2007     29.22        31.93        464.04
                                                          2008     31.93        19.99        234.09
                                                          2009     19.99        25.43         38.68

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.15         8.74          0.00
                                                          2002      8.74         6.17          0.00
                                                          2003      6.17         8.74      3,807.57
                                                          2004      8.74         9.50      2,792.68
                                                          2005      9.50         9.71      2,264.89
                                                          2006      9.71        10.44      2,225.35
                                                          2007     10.44        10.67      4,824.55
                                                          2008     10.67         6.12      5,029.95
                                                          2009      6.12         7.78      4,439.82

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.36       $10.00      6,533.47
                                                     2003     10.00        11.67      8,956.29
                                                     2004     11.67        12.36      7,789.76
                                                     2005     12.36        12.28      7,845.59
                                                     2006     12.28        13.12      8,409.75
                                                     2007     13.12        13.70      9,612.40
                                                     2008     13.70        10.92      8,504.41
                                                     2009     10.92        14.62      1,603.48

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.39        10.10          0.00
                                                     2002     10.10        10.36          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.18         8.40         20.25
                                                     2003      8.40        11.43        191.63
                                                     2004     11.43        11.92        645.80
                                                     2005     11.92        12.65        706.69
                                                     2006     12.65        14.13      1,007.57
                                                     2007     14.13        15.37      1,653.95
                                                     2008     15.37         9.22      1,736.38
                                                     2009      9.22        12.08      1,051.30

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/.................................... 2001     23.78        24.51          0.00
                                                     2002     24.51        21.82      8,486.56
                                                     2003     21.82        28.28      9,934.08
                                                     2004     28.28        30.37     10,655.30
                                                     2005     30.37        32.62     11,623.48
                                                     2006     32.62        35.84      7,019.33
                                                     2007     35.84        32.60      5,840.98
                                                     2008     32.60        17.19      2,287.55
                                                     2009     17.19        23.77        242.78

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.34        10.20          0.00
                                                     2002     10.20         8.47      9,926.19
                                                     2003      8.47        11.17     16,315.81
                                                     2004     11.17        12.67     13,786.33
                                                     2005     12.67        13.90     12,756.91
                                                     2006     13.90        14.94      9,929.96
                                                     2007     14.94        15.73      9,791.05
                                                     2008     15.73         9.80     15,156.26
                                                     2009      9.80        13.12      3,748.36

MetLife Stock Index Division (Class E)/(c)/......... 2001     34.82        32.77          0.00
                                                     2002     32.77        24.87      6,758.16
                                                     2003     24.87        31.14     15,955.01
                                                     2004     31.14        33.63     20,967.77
                                                     2005     33.63        34.38     26,625.93
                                                     2006     34.38        38.77     20,787.02
                                                     2007     38.77        39.84     20,126.01
                                                     2008     39.84        24.48     19,728.37
                                                     2009     24.48        30.19      8,194.37

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 8.98       $ 8.31          0.00
                                                        2002      8.31         7.18      3,596.07
                                                        2003      7.18         9.28      8,062.95
                                                        2004      9.28        10.87      7,188.80
                                                        2005     10.87        12.39      6,999.89
                                                        2006     12.39        15.37     11,802.81
                                                        2007     15.37        17.04     10,070.37
                                                        2008     17.04         9.61      9,851.45
                                                        2009      9.61        12.39      3,764.65

MFS(R) Total Return Division (Class E)/(i)/............ 2004     32.08        34.70         28.24
                                                        2005     34.70        34.91        775.56
                                                        2006     34.91        38.23        924.44
                                                        2007     38.23        38.94      2,214.75
                                                        2008     38.94        29.57      1,530.69
                                                        2009     29.57        34.23      1,670.50

MFS(R) Value Division (Class E)/(c)/................... 2001     11.40        11.20          0.00
                                                        2002     11.20         9.39     14,718.96
                                                        2003      9.39        11.51     24,514.92
                                                        2004     11.51        12.54     21,300.79
                                                        2005     12.54        12.07     16,456.08
                                                        2006     12.07        13.93     16,814.27
                                                        2007     13.93        13.09     15,922.67
                                                        2008     13.09         8.50      6,914.51
                                                        2009      8.50        10.03      2,141.45

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.18         8.39          0.00
                                                        2002      8.39         6.84     13,188.48
                                                        2003      6.84         9.19     20,222.04
                                                        2004      9.19        10.74     11,997.31
                                                        2005     10.74        11.88     17,771.03
                                                        2006     11.88        14.60     10,125.99
                                                        2007     14.60        15.79     11,140.49
                                                        2008     15.79         8.93     11,411.14
                                                        2009      8.93        11.23      4,791.75

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.04        14.69          0.00
                                                        2002     14.69        12.97        663.30
                                                        2003     12.97        17.31      5,687.88
                                                        2004     17.31        20.79      5,466.33
                                                        2005     20.79        22.79      7,226.74
                                                        2006     22.79        24.82      6,017.67
                                                        2007     24.82        25.07      4,776.07
                                                        2008     25.07        12.90      4,784.77
                                                        2009     12.90        18.65      2,352.99

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.48       $11.73          0.00
                                                        2002     11.73         9.62      7,140.87
                                                        2003      9.62        12.28      8,734.24
                                                        2004     12.28        13.95      6,007.99
                                                        2005     13.95        15.84      5,967.34
                                                        2006     15.84        18.06      5,479.88
                                                        2007     18.06        18.78      4,959.54
                                                        2008     18.78        10.93      3,521.96
                                                        2009     10.93        14.98      1,564.57

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.21        10.37          0.00
                                                        2002     10.37        11.09     12,766.34
                                                        2003     11.09        11.33     37,892.75
                                                        2004     11.33        11.65     24,908.18
                                                        2005     11.65        11.66     26,177.95
                                                        2006     11.66        11.94     23,791.41
                                                        2007     11.94        12.57     21,152.02
                                                        2008     12.57        12.35     15,934.59
                                                        2009     12.35        14.29      4,893.70

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.02         6.05          0.00
                                                        2002      6.05         2.92     11,803.14
                                                        2003      2.92         4.50     14,996.40
                                                        2004      4.50         4.21     16,099.39
                                                        2005      4.21         4.58     15,790.77
                                                        2006      4.58         4.72     22,838.98
                                                        2007      4.72         6.09     47,468.52
                                                        2008      6.09         3.30     41,025.77
                                                        2009      3.30         5.15      8,819.45

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.76        11.67          0.00
                                                        2002     11.67         9.06      4,782.86
                                                        2003      9.06        12.95      7,467.05
                                                        2004     12.95        14.88      5,583.21
                                                        2005     14.88        15.20      6,267.58
                                                        2006     15.20        17.51      4,443.15
                                                        2007     17.51        16.84      6,010.46
                                                        2008     16.84        10.94      6,532.92
                                                        2009     10.94        13.47      4,123.89

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.40        11.23          0.00
                                                        2002     11.23         8.42        721.00
                                                        2003      8.42        10.76      7,788.87
                                                        2004     10.76        11.56      8,626.86
                                                        2005     11.56        12.04      9,561.01
                                                        2006     12.04        13.30      7,638.78
                                                        2007     13.30        14.22      7,383.94
                                                        2008     14.22         8.07      7,083.74
                                                        2009      8.07        11.31      6,680.93

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION    UNITS
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE  END OF YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.61       $ 8.19          0.00
                                                        2002      8.19         4.48      7,050.36
                                                        2003      4.48         6.00      9,772.60
                                                        2004      6.00         6.93      9,534.74
                                                        2005      6.93         7.77     10,596.73
                                                        2006      7.77         8.08      9,077.24
                                                        2007      8.08         9.30      8,624.70
                                                        2008      9.30         5.49      7,604.48
                                                        2009      5.49         7.82      2,771.87

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.84        11.62          0.00
                                                        2002     11.62         8.32        490.73
                                                        2003      8.32        11.45        833.30
                                                        2004     11.45        12.43        924.10
                                                        2005     12.43        13.48      1,439.23
                                                        2006     13.48        13.67      4,421.55
                                                        2007     13.67        14.67      3,362.26
                                                        2008     14.67         9.15      3,141.10
                                                        2009      9.15        12.42      2,541.62

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     14.76        15.00          0.00
                                                        2002     15.00        16.04      1,815.51
                                                        2003     16.04        17.66      1,795.85
                                                        2004     17.66        18.39      2,875.95
                                                        2005     18.39        18.47      4,725.75
                                                        2006     18.47        18.95      4,130.05
                                                        2007     18.95        19.26      4,290.27
                                                        2008     19.26        15.99      2,677.83
                                                        2009     15.99        20.64        217.84

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.72        13.95          0.00
                                                        2002     13.95        14.68      8,190.62
                                                        2003     14.68        14.59     12,119.18
                                                        2004     14.59        14.67     10,341.75
                                                        2005     14.67        14.58      9,992.89
                                                        2006     14.58        14.83     11,123.81
                                                        2007     14.83        15.10     10,817.82
                                                        2008     15.10        14.71      9,445.01
                                                        2009     14.71        14.99      3,972.02

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.25 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.54      $ 14.12          0.00
                                                       2007     14.12        14.24          0.00
                                                       2008     14.24        12.61          0.00
                                                       2009     12.61        13.86          0.00

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.42        13.06          0.00
                                                       2002     13.06        10.32          0.00
                                                       2003     10.32        15.47      7,432.78
                                                       2004     15.47        18.25      1,724.22
                                                       2005     18.25        22.34        529.95
                                                       2006     22.34        27.06        225.68
                                                       2007     27.06        32.07        143.60
                                                       2008     32.07        14.55         16.15
                                                       2009     14.55        22.91         15.75

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    106.37        96.00          0.00
                                                       2002     96.00        70.80          0.00
                                                       2003     70.80        94.57      6,362.14
                                                       2004     94.57       103.86        308.48
                                                       2005    103.86       117.82         44.81
                                                       2006    117.82       126.79          0.00
                                                       2007    126.79       139.05          0.00
                                                       2008    139.05        76.05          0.00
                                                       2009     76.05       103.51          0.00

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     74.63        71.41          0.00
                                                       2002     71.41        56.92          0.00
                                                       2003     56.92        73.60      4,976.20
                                                       2004     73.60        79.30        207.31
                                                       2005     79.30        81.94        148.26
                                                       2006     81.94        92.17        446.02
                                                       2007     92.17        94.51        126.63
                                                       2008     94.51        57.34         96.65
                                                       2009     57.34        73.47         84.09

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.23        10.46          0.00
                                                       2002     10.46         8.43          0.00
                                                       2003      8.43        10.54      4,356.16
                                                       2004     10.54        12.16         27.68
                                                       2005     12.16        14.01          0.00
                                                       2006     14.01        15.92          0.00
                                                       2007     15.92        17.16          0.00
                                                       2008     17.16         9.36          0.00
                                                       2009      9.36        11.16          0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $10.93      $ 11.10          0.00
                                                     2002     11.10        11.94          0.00
                                                     2003     11.94        12.09     18,272.11
                                                     2004     12.09        12.28      6,452.85
                                                     2005     12.28        12.25     10,388.33
                                                     2006     12.25        12.44      3,833.65
                                                     2007     12.44        12.98      4,058.90
                                                     2008     12.98        13.42      3,042.44
                                                     2009     13.42        13.80      3,187.82

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     33.20        31.20          0.00
                                                     2002     31.20        21.72          0.00
                                                     2003     21.72        29.86      4,627.03
                                                     2004     29.86        32.93        176.92
                                                     2005     32.93        35.59          0.00
                                                     2006     35.59        37.08          0.00
                                                     2007     37.08        43.64          0.00
                                                     2008     43.64        23.13          0.00
                                                     2009     23.13        33.74          0.00

BlackRock Bond Income Division (Class E)/(a)/....... 2002     36.31        38.09          0.00
                                                     2003     38.09        39.36      1,645.72
                                                     2004     39.36        40.13        673.24
                                                     2005     40.13        40.12         97.76
                                                     2006     40.12        40.91          0.00
                                                     2007     40.91        42.44          0.00
                                                     2008     42.44        40.01          0.00
                                                     2009     40.01        42.76          0.00

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     35.18        36.02          0.00
                                                     2002     36.02       308.82          0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     32.68        31.74          0.00
                                                     2002     31.74        26.71          0.00
                                                     2003     26.71        31.45      5,411.12
                                                     2004     31.45        33.29      3,113.55
                                                     2005     33.29        33.51        824.18
                                                     2006     33.51        36.16          0.00
                                                     2007     36.16        37.36          0.00
                                                     2008     37.36        27.44          0.00
                                                     2009     27.44        31.43          0.00

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     65.28        65.52          0.00
                                                     2008     65.52        40.19          0.00
                                                     2009     40.19        46.88          0.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $60.48       $56.25          0.00
                                                   2002     56.25        40.58          0.00
                                                   2003     40.58        51.60      2,441.30
                                                   2004     51.60        55.85        210.87
                                                   2005     55.85        56.49          0.00
                                                   2006     56.49        62.93          0.00
                                                   2007     62.93        65.83          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.87          0.00
                                                   2003      7.87        10.43      5,264.49
                                                   2004     10.43        11.55        152.42
                                                   2005     11.55        11.94          0.00
                                                   2006     11.94        13.92        103.81
                                                   2007     13.92        14.05        103.61
                                                   2008     14.05         8.92         30.08
                                                   2009      8.92         9.70         29.36

BlackRock Money Market Division (Class E)/(f)/.... 2003     19.12        18.91     23,443.30
                                                   2004     18.91        18.64      2,827.64
                                                   2005     18.64        18.73      1,086.98
                                                   2006     18.73        19.17      1,515.72
                                                   2007     19.17        19.66        852.12
                                                   2008     19.66        19.74      1,571.43
                                                   2009     19.74        19.36      1,562.69

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.09        13.80          0.00
                                                   2002     13.80        10.59          0.00
                                                   2003     10.59        15.53     15,572.16
                                                   2004     15.53        17.48     39,937.50
                                                   2005     17.48        17.77        127.63
                                                   2006     17.77        20.27          0.00
                                                   2007     20.27        19.11          0.00
                                                   2008     19.11        11.49          0.00
                                                   2009     11.49        12.68          0.00

Davis Venture Value Division (Class E)/(c)/....... 2001     25.66        24.88          0.00
                                                   2002     24.88        20.30          0.00
                                                   2003     20.30        25.95      3,488.19
                                                   2004     25.95        28.45          9.60
                                                   2005     28.45        30.64          0.00
                                                   2006     30.64        34.28          0.00
                                                   2007     34.28        35.00          0.00
                                                   2008     35.00        20.71          0.00
                                                   2009     20.71        26.70          0.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.53       $15.04          0.00
                                                      2002     15.04        10.42          0.00
                                                      2003     10.42        13.71      4,150.28
                                                      2004     13.71        15.68        530.39
                                                      2005     15.68        16.36          0.00
                                                      2006     16.36        17.87          0.00
                                                      2007     17.87        18.90          0.00
                                                      2008     18.90         8.24          0.00
                                                      2009      8.24        10.78          0.00

FI Value Leaders Division (Class E)/(d)/............. 2002     21.06        17.23          0.00
                                                      2003     17.23        21.36        745.92
                                                      2004     21.36        23.71         42.53
                                                      2005     23.71        25.63        420.62
                                                      2006     25.63        28.01        166.40
                                                      2007     28.01        28.49         86.12
                                                      2008     28.49        16.98          0.00
                                                      2009     16.98        20.20          0.00

Harris Oakmark International Division (Class E)/(d)/. 2002     10.54         8.74          0.00
                                                      2003      8.74        11.55          0.00
                                                      2004     11.55        13.63          0.00
                                                      2005     13.63        15.23        945.67
                                                      2006     15.23        19.21      1,047.95
                                                      2007     19.21        18.60        861.08
                                                      2008     18.60        10.76         44.65
                                                      2009     10.76        16.33         43.58

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.90         4.66          0.00
                                                      2006      4.66         4.68          0.00
                                                      2007      4.68         5.10          0.00
                                                      2008      5.10         3.16          0.00
                                                      2009      3.16         4.33          0.00

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.33         4.85          0.00
                                                      2002      4.85         3.37          0.00
                                                      2003      3.37         4.14        589.27
                                                      2004      4.14         4.23          1.89
                                                      2005      4.23         3.86          0.00

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.34         9.57          0.00
                                                      2003      9.57        11.83      1,883.92
                                                      2004     11.83        13.24        779.64
                                                      2005     13.24        14.01          0.00
                                                      2006     14.01        15.72          0.00
                                                      2007     15.72        14.96          0.00
                                                      2008     14.96         9.03          0.00
                                                      2009      9.03        12.09          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/........ 2003    $ 5.46       $ 6.62      1,917.03
                                                             2004      6.62         7.03        264.38
                                                             2005      7.03         7.82          0.00
                                                             2006      7.82         7.52          0.00
                                                             2007      7.52         7.52          0.00
                                                             2008      7.52         4.48          0.00
                                                             2009      4.48         5.84          0.00

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)........................ 2001      8.84         7.70          0.00
                                                             2002      7.70         5.21          0.00
                                                             2003      5.21         5.46          0.00

Legg Mason Value Equity (Class E)/(c) (l)/.................. 2006      8.88         9.47          0.00
                                                             2007      9.47         8.72          0.00
                                                             2008      8.72         3.87          0.00
                                                             2009      3.87         5.22          0.00

Legg Mason Value Equity (Class E)/(c) (l)/ (formerly MFS(R)
  Investors Trust Division)................................. 2001      8.55         8.10          0.00
                                                             2002      8.10         6.32          0.00
                                                             2003      6.32         7.51        125.61
                                                             2004      7.51         8.17         12.67
                                                             2005      8.17         8.55          0.00
                                                             2006      8.55         8.92          0.00

Loomis Sayles Small Cap Core Division (Class E)
  (formerly Loomis Sayles Small Cap Division)/(c)/.......... 2001     21.58        21.05          0.00
                                                             2002     21.05        16.12          0.00
                                                             2003     16.12        21.48         67.95
                                                             2004     21.48        24.41         94.21
                                                             2005     24.41        25.49         24.26
                                                             2006     25.49        29.03          0.00
                                                             2007     29.03        31.71          0.00
                                                             2008     31.71        19.84          0.00
                                                             2009     19.84        25.24          0.00

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/............................................ 2001      9.15         8.74          0.00
                                                             2002      8.74         6.17          0.00
                                                             2003      6.17         8.72      4,773.04
                                                             2004      8.72         9.49        431.63
                                                             2005      9.49         9.69          0.00
                                                             2006      9.69        10.41          0.00
                                                             2007     10.41        10.64          0.00
                                                             2008     10.64         6.10          0.00
                                                             2009      6.10         7.75          0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.34       $ 9.97          0.00
                                                     2003      9.97        11.63      6,993.21
                                                     2004     11.63        12.31      1,451.87
                                                     2005     12.31        12.23        872.32
                                                     2006     12.23        13.06        871.10
                                                     2007     13.06        13.63        680.85
                                                     2008     13.63        10.85        472.50
                                                     2009     10.85        14.53        295.22

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.37        10.08          0.00
                                                     2002     10.08        15.01          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.17         8.40          0.00
                                                     2003      8.40        11.42          0.00
                                                     2004     11.42        11.90      1,464.04
                                                     2005     11.90        12.62          0.00
                                                     2006     12.62        14.10          0.00
                                                     2007     14.10        15.33          0.00
                                                     2008     15.33         9.18          0.00
                                                     2009      9.18        12.03          0.00

Met/Artisan Mid Cap Value Division (formerly Harris
  Oakmark Focused Value Division) (Class E)/(c)/.... 2001     23.68        24.41          0.00
                                                     2002     24.41        21.72          0.00
                                                     2003     21.72        28.13      3,928.61
                                                     2004     28.13        30.19        406.11
                                                     2005     30.19        32.42         81.97
                                                     2006     32.42        35.59          0.00
                                                     2007     35.59        32.36          0.00
                                                     2008     32.36        17.06          0.00
                                                     2009     17.06        23.58          0.00

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.33        10.19          0.00
                                                     2002     10.19         8.46          0.00
                                                     2003      8.46        11.15      9,542.64
                                                     2004     11.15        12.64      1,548.24
                                                     2005     12.64        13.86      1,333.13
                                                     2006     13.86        14.89        402.01
                                                     2007     14.89        15.67        391.78
                                                     2008     15.67         9.75        475.29
                                                     2009      9.75        13.06        433.11

MetLife Stock Index Division (Class E)/(c)/......... 2001     34.63        32.58          0.00
                                                     2002     32.58        24.72          0.00
                                                     2003     24.72        30.93     11,621.20
                                                     2004     30.93        33.38      3,131.49
                                                     2005     33.38        34.11      4,354.67
                                                     2006     34.11        38.45      1,429.60
                                                     2007     38.45        39.49      1,397.43
                                                     2008     39.49        24.25      1,702.99
                                                     2009     24.25        29.89      1,703.90

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 8.98       $ 8.32          0.00
                                                        2002      8.32         7.19          0.00
                                                        2003      7.19         9.29        289.80
                                                        2004      9.29        10.86        132.04
                                                        2005     10.86        12.38          0.00
                                                        2006     12.38        15.35          0.00
                                                        2007     15.35        17.01          0.00
                                                        2008     17.01         9.59          0.00
                                                        2009      9.59        12.35          0.00

MFS(R) Total Return Division (Class E)/(i)/............ 2004     31.81        34.39          0.00
                                                        2005     34.39        34.59          0.00
                                                        2006     34.59        37.86          0.00
                                                        2007     37.86        38.54          0.00
                                                        2008     38.54        29.25          0.00
                                                        2009     29.25        33.84          0.00

MFS(R) Value Division (Class E)/(c)/................... 2001     11.38        11.18          0.00
                                                        2002     11.18         9.37          0.00
                                                        2003      9.37        11.48     10,777.24
                                                        2004     11.48        12.50        623.01
                                                        2005     12.50        12.03      1,126.55
                                                        2006     12.03        13.87        599.39
                                                        2007     13.87        13.03        512.49
                                                        2008     13.03         8.46          0.00
                                                        2009      8.46         9.98          0.00

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.16         8.38          0.00
                                                        2002      8.38         6.83          0.00
                                                        2003      6.83         9.17     17,391.18
                                                        2004      9.17        10.71      2,078.05
                                                        2005     10.71        11.84      2,776.80
                                                        2006     11.84        14.54        869.87
                                                        2007     14.54        15.72        793.42
                                                        2008     15.72         8.88      1,059.17
                                                        2009      8.88        11.16        980.53

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.02        14.66          0.00
                                                        2002     14.66        12.95          0.00
                                                        2003     12.95        17.26      6,593.93
                                                        2004     17.26        20.72        519.11
                                                        2005     20.72        22.71         44.14
                                                        2006     22.71        24.72          0.00
                                                        2007     24.72        24.95          0.00
                                                        2008     24.95        12.83          0.00
                                                        2009     12.83        18.55          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.45       $11.70          0.00
                                                        2002     11.70         9.60          0.00
                                                        2003      9.60        12.23      6,892.40
                                                        2004     12.23        13.89        333.78
                                                        2005     13.89        15.77          0.00
                                                        2006     15.77        17.97          0.00
                                                        2007     17.97        18.68          0.00
                                                        2008     18.68        10.86          0.00
                                                        2009     10.86        14.88          0.00

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.21        10.36          0.00
                                                        2002     10.36        11.08          0.00
                                                        2003     11.08        11.32     10,508.38
                                                        2004     11.32        11.62      1,870.39
                                                        2005     11.62        11.63      2,675.31
                                                        2006     11.63        11.90      2,464.08
                                                        2007     11.90        12.53      2,075.26
                                                        2008     12.53        12.30        485.72
                                                        2009     12.30        14.22        303.43

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.02         6.04          0.00
                                                        2002      6.04         2.92          0.00
                                                        2003      2.92         4.49     31,466.68
                                                        2004      4.49         4.20      1,651.93
                                                        2005      4.20         4.57          0.00
                                                        2006      4.57         4.71          0.00
                                                        2007      4.71         6.07          0.00
                                                        2008      6.07         3.29          0.00
                                                        2009      3.29         5.13          0.00

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.75        11.65          0.00
                                                        2002     11.65         9.05          0.00
                                                        2003      9.05        12.92      8,898.11
                                                        2004     12.92        14.84        537.77
                                                        2005     14.84        15.15         92.18
                                                        2006     15.15        17.44          0.00
                                                        2007     17.44        16.77          0.00
                                                        2008     16.77        10.89          0.00
                                                        2009     10.89        13.40          0.00

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.38        11.21          0.00
                                                        2002     11.21         8.41          0.00
                                                        2003      8.41        10.73      5,604.29
                                                        2004     10.73        11.52        699.03
                                                        2005     11.52        11.99      1,556.13
                                                        2006     11.99        13.25      1,171.93
                                                        2007     13.25        14.15        994.56
                                                        2008     14.15         8.03        515.64
                                                        2009      8.03        11.24        394.44

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.60       $ 8.19          0.00
                                                        2002      8.19         4.48          0.00
                                                        2003      4.48         5.99     12,477.81
                                                        2004      5.99         6.92      1,182.51
                                                        2005      6.92         7.75          0.00
                                                        2006      7.75         8.06          0.00
                                                        2007      8.06         9.27          0.00
                                                        2008      9.27         5.47          0.00
                                                        2009      5.47         7.78          0.00

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.82        11.59          0.00
                                                        2002     11.59         8.30          0.00
                                                        2003      8.30        11.41     13,994.09
                                                        2004     11.41        12.39        607.24
                                                        2005     12.39        13.42          0.00
                                                        2006     13.42        13.61          0.00
                                                        2007     13.61        14.59          0.00
                                                        2008     14.59         9.09          0.00
                                                        2009      9.09        12.34          0.00

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     14.71        14.94          0.00
                                                        2002     14.94        15.98          0.00
                                                        2003     15.98        17.58      3,184.46
                                                        2004     17.58        18.30      1,318.55
                                                        2005     18.30        18.37        670.77
                                                        2006     18.37        18.83          0.00
                                                        2007     18.83        19.13          0.00
                                                        2008     19.13        15.87          0.00
                                                        2009     15.87        20.49          0.00

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.67        13.90          0.00
                                                        2002     13.90        14.62          0.00
                                                        2003     14.62        14.52      9,746.59
                                                        2004     14.52        14.59        971.63
                                                        2005     14.59        14.50          0.00
                                                        2006     14.50        14.74          0.00
                                                        2007     14.74        15.00          0.00
                                                        2008     15.00        14.61          0.00
                                                        2009     14.61        14.88          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.30 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Division+ (Class 2)/(k)/.......... 2006   $ 13.48      $ 14.05      2,260.99
                                                       2007     14.05        14.17      9,257.00
                                                       2008     14.17        12.53      7,101.80
                                                       2009     12.53        13.77      7,029.29

American Funds Global Small Capitalization Division+
  (Class 2)/(c)/...................................... 2001     13.39        13.03          0.00
                                                       2002     13.03        10.29          0.00
                                                       2003     10.29        15.42          0.00
                                                       2004     15.42        18.19     13,630.80
                                                       2005     18.19        22.25     19,596.91
                                                       2006     22.25        26.94     24,763.77
                                                       2007     26.94        31.92     28,149.24
                                                       2008     31.92        14.47     23,694.86
                                                       2009     14.47        22.78     22,122.14

American Funds Growth Division+ ( Class 2)/(c)/....... 2001    105.45        95.15          0.00
                                                       2002     95.15        70.14          0.00
                                                       2003     70.14        93.63          0.00
                                                       2004     93.63       102.78     11,491.63
                                                       2005    102.78       116.54     11,889.33
                                                       2006    116.54       125.35     12,469.33
                                                       2007    125.35       137.40     11,555.27
                                                       2008    137.40        75.11     10,853.89
                                                       2009     75.11       102.18      8,780.01

American Funds Growth-Income Division+ (Class 2)/(c)/. 2001     73.98        70.77          0.00
                                                       2002     70.77        56.39          0.00
                                                       2003     56.39        72.87          0.00
                                                       2004     72.87        78.48     11,225.16
                                                       2005     78.48        81.05     10,819.00
                                                       2006     81.05        91.12     13,217.06
                                                       2007     91.12        93.39     13,454.75
                                                       2008     93.39        56.63     10,951.54
                                                       2009     56.63        72.52     10,577.71

Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class E)/(c)/...................................... 2001     11.17        10.41          0.00
                                                       2002     10.41         8.38          0.00
                                                       2003      8.38        10.47          0.00
                                                       2004     10.47        12.08      6,082.13
                                                       2005     12.08        13.90      5,258.45
                                                       2006     13.90        15.80      5,259.74
                                                       2007     15.80        17.01      3,521.03
                                                       2008     17.01         9.27      2,273.16
                                                       2009      9.27        11.06      2,143.16

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class E)/(c)/.......................... 2001    $10.91      $ 11.08           0.00
                                                     2002     11.08        11.92           0.00
                                                     2003     11.92        12.05           0.00
                                                     2004     12.05        12.24      86,667.12
                                                     2005     12.24        12.21     121,422.56
                                                     2006     12.21        12.39     126,227.38
                                                     2007     12.39        12.92     118,169.13
                                                     2008     12.92        13.36      79,215.67
                                                     2009     13.36        13.72      69,343.08

BlackRock Aggressive Growth Division (Class E)/(c)/. 2001     32.98        30.99           0.00
                                                     2002     30.99        21.56           0.00
                                                     2003     21.56        29.63           0.00
                                                     2004     29.63        32.65       5,654.89
                                                     2005     32.65        35.28       6,672.87
                                                     2006     35.28        36.73       3,077.94
                                                     2007     36.73        43.21       2,537.74
                                                     2008     43.21        22.89       4,093.28
                                                     2009     22.89        33.38       3,514.33

BlackRock Bond Income Division (Class E)/(a)/....... 2002     35.97        37.72           0.00
                                                     2003     37.72        38.96           0.00
                                                     2004     38.96        39.70       4,986.18
                                                     2005     39.70        39.67       5,151.32
                                                     2006     39.67        40.43       4,469.32
                                                     2007     40.43        41.92       2,774.84
                                                     2008     41.92        39.51       1,401.60
                                                     2009     39.51        42.20       1,325.39

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)..................... 2001     34.86        35.69           0.00
                                                     2002     35.69       305.92           0.00

BlackRock Diversified Division (Class E)/(c)/....... 2001     32.43        31.50           0.00
                                                     2002     31.50        26.49           0.00
                                                     2003     26.49        31.17           0.00
                                                     2004     31.17        32.99      14,472.06
                                                     2005     32.99        33.19      17,853.00
                                                     2006     33.19        35.79      14,006.47
                                                     2007     35.79        36.96      16,142.71
                                                     2008     36.96        27.14      16,098.19
                                                     2009     27.14        31.07      16,953.77

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     64.50        64.72       3,544.63
                                                     2008     64.72        39.68       3,420.61
                                                     2009     39.68        46.26       3,250.40

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/...... 2001    $59.93       $55.73          0.00
                                                   2002     55.73        40.18          0.00
                                                   2003     40.18        51.07          0.00
                                                   2004     51.07        55.25      7,313.05
                                                   2005     55.25        55.86      6,248.30
                                                   2006     55.86        62.19      5,053.74
                                                   2007     62.19        65.05          0.00

BlackRock Large Cap Value Division (Class E)/(d)/. 2002     10.00         7.87          0.00
                                                   2003      7.87        10.42          0.00
                                                   2004     10.42        11.54     26,348.91
                                                   2005     11.54        11.92     24,565.40
                                                   2006     11.92        13.89     25,010.96
                                                   2007     13.89        14.01     30,856.76
                                                   2008     14.01         8.89     28,536.21
                                                   2009      8.89         9.66     22,955.58

BlackRock Money Market Division (Class E)/(f)/.... 2003     18.93        18.72         82.45
                                                   2004     18.72        18.45         81.93
                                                   2005     18.45        18.52         81.33
                                                   2006     18.52        18.94         80.87
                                                   2007     18.94        19.42         80.25
                                                   2008     19.42        19.49         79.66
                                                   2009     19.49        19.11         79.05

BlackRock Strategic Value Division (Class E)/(c)/. 2001     14.08        13.79          0.00
                                                   2002     13.79        10.58          0.00
                                                   2003     10.58        15.50          0.00
                                                   2004     15.50        17.45     10,020.09
                                                   2005     17.45        17.72     42,291.40
                                                   2006     17.72        20.21     42,799.56
                                                   2007     20.21        19.04     40,437.15
                                                   2008     19.04        11.44     30,847.28
                                                   2009     11.44        12.62     29,630.29

Davis Venture Value Division (Class E)/(c)/....... 2001     25.57        24.79          0.00
                                                   2002     24.79        20.22          0.00
                                                   2003     20.22        25.83          0.00
                                                   2004     25.83        28.31      4,667.64
                                                   2005     28.31        30.47      5,414.13
                                                   2006     30.47        34.07     12,400.42
                                                   2007     34.07        34.77     12,614.06
                                                   2008     34.77        20.57     12,033.70
                                                   2009     20.57        26.50     10,838.38

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/. 2001    $17.49       $15.00          0.00
                                                      2002     15.00        10.39          0.00
                                                      2003     10.39        13.66          0.00
                                                      2004     13.66        15.62     15,648.31
                                                      2005     15.62        16.29     15,342.07
                                                      2006     16.29        17.78     11,503.36
                                                      2007     17.78        18.80      8,808.99
                                                      2008     18.80         8.19      9,063.38
                                                      2009      8.19        10.71      6,659.68

FI Value Leaders Division (Class E)/(d)/............. 2002     20.96        17.15          0.00
                                                      2003     17.15        21.24          0.00
                                                      2004     21.24        23.58      3,149.62
                                                      2005     23.58        25.47      2,204.25
                                                      2006     25.47        27.82      1,498.51
                                                      2007     27.82        28.28        839.18
                                                      2008     28.28        16.85        245.49
                                                      2009     16.85        20.03        243.40

Harris Oakmark International Division (Class E)/(d)/. 2002     10.54         8.74          0.00
                                                      2003      8.74        11.54          0.00
                                                      2004     11.54        13.61      1,149.03
                                                      2005     13.61        15.20      1,645.97
                                                      2006     15.20        19.16      6,411.51
                                                      2007     19.16        18.54     13,217.81
                                                      2008     18.54        10.72      9,951.27
                                                      2009     10.72        16.26      8,383.57

Jennison Growth Division (Class E)/(c) (g)/.......... 2005      3.89         4.65        599.63
                                                      2006      4.65         4.66     18,445.35
                                                      2007      4.66         5.08        310.35
                                                      2008      5.08         3.15        309.75
                                                      2009      3.15         4.30        309.75

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............. 2001      5.33         4.84          0.00
                                                      2002      4.84         3.36          0.00
                                                      2003      3.36         4.13          0.00
                                                      2004      4.13         4.22        652.81
                                                      2005      4.22         3.85        638.13

Lazard Mid Cap Division (Class E)/(d)/............... 2002     11.33         9.57          0.00
                                                      2003      9.57        11.82          0.00
                                                      2004     11.82        13.21      6,752.57
                                                      2005     13.21        13.98      4,932.66
                                                      2006     13.98        15.68      7,214.70
                                                      2007     15.68        14.91     10,961.23
                                                      2008     14.91         9.00      5,828.73
                                                      2009      9.00        12.04      4,819.59

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Legg Mason Partners Aggressive Growth (Class E)/(e)/..... 2003    $ 5.46       $ 6.62          0.00
                                                          2004      6.62         7.02      2,486.07
                                                          2005      7.02         7.80      3,875.29
                                                          2006      7.80         7.50      3,545.85
                                                          2007      7.50         7.50      3,572.46
                                                          2008      7.50         4.47      3,194.27
                                                          2009      4.47         5.82      3,192.25

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)..................... 2001      8.84         7.70          0.00
                                                          2002      7.70         5.21          0.00
                                                          2003      5.21         5.46          0.00

Legg Mason Value Equity (Class E)/(c) (l)/............... 2006      8.85         9.44        329.54
                                                          2007      9.44         8.68        784.70
                                                          2008      8.68         3.85        328.14
                                                          2009      3.85         5.19        152.52

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............. 2001      8.54         8.09          0.00
                                                          2002      8.09         6.31          0.00
                                                          2003      6.31         7.49          0.00
                                                          2004      7.49         8.14      2,560.51
                                                          2005      8.14         8.53        649.63
                                                          2006      8.53         8.89        330.20

Loomis Sayles Small Cap Core Division (Class E)
  (formerly Loomis Sayles Small Cap Division)/(c)/....... 2001     21.50        20.96          0.00
                                                          2002     20.96        16.05          0.00
                                                          2003     16.05        21.38          0.00
                                                          2004     21.38        24.28        179.83
                                                          2005     24.28        25.34        747.23
                                                          2006     25.34        28.85      2,780.35
                                                          2007     28.85        31.50      5,193.80
                                                          2008     31.50        19.70      3,570.26
                                                          2009     19.70        25.04      3,505.53

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/......................................... 2001      9.15         8.74          0.00
                                                          2002      8.74         6.16          0.00
                                                          2003      6.16         8.71          0.00
                                                          2004      8.71         9.47      5,267.43
                                                          2005      9.47         9.67      5,222.81
                                                          2006      9.67        10.38      7,095.54
                                                          2007     10.38        10.60     12,101.08
                                                          2008     10.60         6.07      5,283.40
                                                          2009      6.07         7.71      3,375.21

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002    $10.31       $ 9.94          0.00
                                                     2003      9.94        11.59          0.00
                                                     2004     11.59        12.26      6,995.83
                                                     2005     12.26        12.18      9,349.84
                                                     2006     12.18        12.99     10,749.06
                                                     2007     12.99        13.55     13,210.27
                                                     2008     13.55        10.79     10,001.41
                                                     2009     10.79        14.43      6,152.15

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division). 2001     10.34        10.05          0.00
                                                     2002     10.05        14.97          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/.... 2002     11.17         8.39          0.00
                                                     2003      8.39        11.41          0.00
                                                     2004     11.41        11.88      5,429.33
                                                     2005     11.88        12.59      5,607.48
                                                     2006     12.59        14.06      5,493.64
                                                     2007     14.06        15.28      5,262.38
                                                     2008     15.28         9.15      5,258.44
                                                     2009      9.15        11.98      5,257.85

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division)
  (Class E)/(c)/.................................... 2001     23.58        24.30          0.00
                                                     2002     24.30        21.61          0.00
                                                     2003     21.61        27.98          0.00
                                                     2004     27.98        30.01     10,585.04
                                                     2005     30.01        32.21     12,752.37
                                                     2006     32.21        35.35     13,359.55
                                                     2007     35.35        32.13     12,058.79
                                                     2008     32.13        16.93      9,227.36
                                                     2009     16.93        23.38      9,514.53

MetLife Mid Cap Stock Index Division (Class E)/(c)/. 2001     10.33        10.18          0.00
                                                     2002     10.18         8.45          0.00
                                                     2003      8.45        11.14          0.00
                                                     2004     11.14        12.61     18,576.62
                                                     2005     12.61        13.82     18,971.32
                                                     2006     13.82        14.84     20,242.27
                                                     2007     14.84        15.61     24,468.60
                                                     2008     15.61         9.71     21,241.31
                                                     2009      9.71        13.00     15,953.73

MetLife Stock Index Division (Class E)/(c)/......... 2001     34.43        32.39          0.00
                                                     2002     32.39        24.56          0.00
                                                     2003     24.56        30.72          0.00
                                                     2004     30.72        33.14     51,659.02
                                                     2005     33.14        33.84     61,469.18
                                                     2006     33.84        38.13     61,955.55
                                                     2007     38.13        39.14     60,082.79
                                                     2008     39.14        24.03     66,198.66
                                                     2009     24.03        29.60     54,131.11

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Division (Class E)/(c)/.. 2001    $ 8.98       $ 8.32          0.00
                                                        2002      8.32         7.18          0.00
                                                        2003      7.18         9.27          0.00
                                                        2004      9.27        10.84      2,973.62
                                                        2005     10.84        12.35      2,874.17
                                                        2006     12.35        15.30      6,712.41
                                                        2007     15.30        16.95     14,077.15
                                                        2008     16.95         9.55     10,381.44
                                                        2009      9.55        12.30      5,882.28

MFS(R) Total Return Division (Class E)/(i)/............ 2004     31.54        34.09        166.11
                                                        2005     34.09        34.27        847.21
                                                        2006     34.27        37.49        504.29
                                                        2007     37.49        38.14      8,629.69
                                                        2008     38.14        28.94      6,112.80
                                                        2009     28.94        33.46      6,808.48

MFS(R) Value Division (Class E)/(c)/................... 2001     11.37        11.16          0.00
                                                        2002     11.16         9.35          0.00
                                                        2003      9.35        11.46          0.00
                                                        2004     11.46        12.46     34,994.12
                                                        2005     12.46        11.99     34,085.81
                                                        2006     11.99        13.82     38,903.26
                                                        2007     13.82        12.97     32,180.58
                                                        2008     12.97         8.41     30,478.50
                                                        2009      8.41         9.92     24,513.24

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/... 2001      9.15         8.37          0.00
                                                        2002      8.37         6.81          0.00
                                                        2003      6.81         9.14          0.00
                                                        2004      9.14        10.67     37,651.95
                                                        2005     10.67        11.79     40,735.18
                                                        2006     11.79        14.48     43,810.10
                                                        2007     14.48        15.64     43,124.87
                                                        2008     15.64         8.84     34,166.97
                                                        2009      8.84        11.10     28,472.54

Neuberger Berman Mid Cap Value Division (Class E)/(c)/. 2001     15.00        14.64          0.00
                                                        2002     14.64        12.92          0.00
                                                        2003     12.92        17.22          0.00
                                                        2004     17.22        20.66     15,846.40
                                                        2005     20.66        22.63     25,255.67
                                                        2006     22.63        24.61     27,257.58
                                                        2007     24.61        24.84     28,604.87
                                                        2008     24.84        12.77     23,897.67
                                                        2009     12.77        18.44     24,459.06

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class E)/(c)/...... 2001    $12.43       $11.67          0.00
                                                        2002     11.67         9.57          0.00
                                                        2003      9.57        12.19          0.00
                                                        2004     12.19        13.84      7,466.42
                                                        2005     13.84        15.70      8,390.67
                                                        2006     15.70        17.88      8,151.32
                                                        2007     17.88        18.58      9,601.04
                                                        2008     18.58        10.80      3,894.39
                                                        2009     10.80        14.78      3,721.25

PIMCO Total Return Division (Class E)/(c)/............. 2001     10.20        10.36          0.00
                                                        2002     10.36        11.07          0.00
                                                        2003     11.07        11.30          0.00
                                                        2004     11.30        11.60     36,703.08
                                                        2005     11.60        11.60     38,426.76
                                                        2006     11.60        11.87     36,286.35
                                                        2007     11.87        12.48     34,625.35
                                                        2008     12.48        12.26     30,494.01
                                                        2009     12.26        14.16     28,601.70

RCM Tecnology Division (Class E)/(c)/.................. 2001      7.02         6.04          0.00
                                                        2002      6.04         2.92          0.00
                                                        2003      2.92         4.49          0.00
                                                        2004      4.49         4.20     43,636.13
                                                        2005      4.20         4.56     41,257.74
                                                        2006      4.56         4.69     20,737.14
                                                        2007      4.69         6.05     10,501.01
                                                        2008      6.05         3.28     12,493.01
                                                        2009      3.28         5.11      4,535.60

Russell 2000(R) Index Division (Class E)/(c)/.......... 2001     11.73        11.63          0.00
                                                        2002     11.63         9.03          0.00
                                                        2003      9.03        12.88          0.00
                                                        2004     12.88        14.79     15,388.66
                                                        2005     14.79        15.10     22,958.28
                                                        2006     15.10        17.37     18,641.35
                                                        2007     17.37        16.69     21,158.37
                                                        2008     16.69        10.83     18,970.10
                                                        2009     10.83        13.32     16,825.30

T. Rowe Price Large Cap Growth Division (Class E)/(c)/. 2001     11.37        11.19          0.00
                                                        2002     11.19         8.39          0.00
                                                        2003      8.39        10.71          0.00
                                                        2004     10.71        11.49     14,099.77
                                                        2005     11.49        11.95     15,396.07
                                                        2006     11.95        13.20     13,072.52
                                                        2007     13.20        14.09     10,313.66
                                                        2008     14.09         7.99      9,079.63
                                                        2009      7.99        11.18      9,598.42

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/... 2001    $ 8.60       $ 8.19          0.00
                                                        2002      8.19         4.47          0.00
                                                        2003      4.47         5.98          0.00
                                                        2004      5.98         6.90     25,770.94
                                                        2005      6.90         7.73     26,728.47
                                                        2006      7.73         8.04     21,651.21
                                                        2007      8.04         9.24     30,980.43
                                                        2008      9.24         5.45     14,394.59
                                                        2009      5.45         7.75     12,734.05

T. Rowe Price Small Cap Growth Division (Class E)/(c)/. 2001     11.79        11.56          0.00
                                                        2002     11.56         8.27          0.00
                                                        2003      8.27        11.37          0.00
                                                        2004     11.37        12.34     14,579.41
                                                        2005     12.34        13.36     17,507.06
                                                        2006     13.36        13.54     17,429.19
                                                        2007     13.54        14.51     13,359.56
                                                        2008     14.51         9.04      6,127.32
                                                        2009      9.04        12.26      3,719.73

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/.............................. 2001     14.66        14.89          0.00
                                                        2002     14.89        15.91          0.00
                                                        2003     15.91        17.50          0.00
                                                        2004     17.50        18.20     32,653.31
                                                        2005     18.20        18.27     34,359.82
                                                        2006     18.27        18.72     32,363.62
                                                        2007     18.72        19.00     31,801.74
                                                        2008     19.00        15.76     26,188.70
                                                        2009     15.76        20.33     20,103.85

Western Asset Management U.S Government Division
  (Class E)/(c)/....................................... 2001     13.63        13.85          0.00
                                                        2002     13.85        14.56          0.00
                                                        2003     14.56        14.45          0.00
                                                        2004     14.45        14.52      7,489.64
                                                        2005     14.52        14.41      7,765.52
                                                        2006     14.41        14.65      8,118.00
                                                        2007     14.65        14.90      4,958.70
                                                        2008     14.90        14.50      2,210.16
                                                        2009     14.50        14.77      2,099.48

--------
/(a)/ The assets of the State Street Research Income Division merged into this
      Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
/(b)/ The assets of the Loomis Sayles High Yield Bond Division merged into the
      Lord Abbett Bond Debenture Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
/(c)/ Inception date: August 3, 2001.
/(d)/ Inception date: May 1, 2002.

/(e)/ The assets of the Janus Growth Division merged into the Janus Aggressive
      Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of the Janus Growth Division.
/(f)/ Inception date: May 1, 2003
/(g)/ The assets in this investment division merged into the Jennison Growth
      Division prior to the opening of business on May 2, 2005. This investment division is no longer available under the Deferred Annuity.
/(h)/ This division merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit value history presented here is of the Janus Mid Cap Division.
/(i)/ Inception date May 1, 2004.
/(k)/ Inception date May 1, 2006.
/(l)/ The assets of MFS Investors Trust Division were merged into the Legg
      Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS Investors Trust Division.
/(m)/ The assets of BlackRock Large Cap Division (formerly BlackRock Investment
      Trust Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Division of the Met Investors Fund on April 30, 2007. Accumulation unit values prior to April 30, 2007 are those of the BlackRock Large Cap Division.
* We are waiving a portion of the Sep Acct charge for the investment division investing in the BlackRock Large Cap Core Portfolio. Please see the Table of Expenses for more information.
+ The accumulation unit values for this American Funds(R) Investment Division are calculated with an additional .15% separate account charge which was in effect prior to May 1, 2004.

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.45 SEPARATE ACCOUNT CHARGE

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/............ 2008   $ 10.00      $  7.00      902,840.18
                                                                       2009      7.00         8.93    1,879,830.36

American Funds Bond Division+ (Class 2)/(e)/.......................... 2006     14.56        15.26       28,569.70
                                                                       2007     15.26        15.52      149,814.19
                                                                       2008     15.52        13.84       47,001.89
                                                                       2009     13.84        15.34       44,475.29

American Funds Global Small Capitalization Division+ (Class 2)/(a)/... 2001     13.77        13.45            0.00
                                                                       2002     13.45        10.71            0.00
                                                                       2003     10.71        16.18      107,784.55
                                                                       2004     16.18        19.25      281,007.79
                                                                       2005     19.25        23.75      313,233.26
                                                                       2006     23.75        29.00      270,716.25
                                                                       2007     29.00        34.66      293,038.02
                                                                       2008     34.66        15.85      229,143.49
                                                                       2009     15.85        25.16      215,741.06

American Funds Growth Allocation Division (Class C)/(i)/.............. 2008      9.99         6.35      951,986.85
                                                                       2009      6.35         8.39    2,027,386.32

American Funds Growth Division+ (Class 2)/(a)/........................ 2001    122.35       110.79            0.00
                                                                       2002    110.79        82.36            0.00
                                                                       2003     82.36       110.90       46,696.36
                                                                       2004    110.90       122.77      112,711.09
                                                                       2005    122.77       140.39      113,022.31
                                                                       2006    140.39       152.29      108,746.95
                                                                       2007    152.29       168.36       99,935.58
                                                                       2008    168.36        92.82       86,140.60
                                                                       2009     92.82       127.36       76,883.79

American Funds Growth-Income Division+ (Class 2)/(a)/................. 2001     85.84        82.40            0.00
                                                                       2002     82.40        66.22            0.00
                                                                       2003     66.22        86.30       59,813.89
                                                                       2004     86.30        93.74      130,811.15
                                                                       2005     93.74        97.64      124,289.21
                                                                       2006     97.64       110.70      117,188.16
                                                                       2007    110.70       114.43      111,462.86
                                                                       2008    114.43        69.98       96,246.95
                                                                       2009     69.98        90.39       83,532.89

American Funds Moderate Allocation Division (Class C)/(i)/............ 2008     10.01         7.68    1,040,343.40
                                                                       2009      7.68         9.34    3,613,034.73

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $11.74       $13.41       31,071.51
                                                       2005     13.41        15.54      194,302.45
                                                       2006     15.54        17.80      244,655.17
                                                       2007     17.80        19.31      334,722.48
                                                       2008     19.31        10.61      492,190.98
                                                       2009     10.61        12.75      458,617.32

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.37        12.73      668,226.09
                                                       2005     12.73        12.78    1,896,429.33
                                                       2006     12.78        13.08    2,673,800.30
                                                       2007     13.08        13.75    3,352,747.46
                                                       2008     13.75        14.31    2,990,967.30
                                                       2009     14.31        14.81    3,426,971.26

BlackRock Aggressive Growth Division (Class B)........ 2004     33.29        36.90        9,171.65
                                                       2005     36.90        40.17       29,020.24
                                                       2006     40.17        42.15       45,298.95
                                                       2007     42.15        49.95       86,656.33
                                                       2008     49.95        26.66      110,017.34
                                                       2009     26.66        39.17      129,389.63

BlackRock Bond Income Division (Class B).............. 2004     42.85        44.37       63,346.17
                                                       2005     44.37        44.68      168,613.16
                                                       2006     44.68        45.86      267,332.39
                                                       2007     45.86        47.92      346,047.09
                                                       2008     47.92        45.50      297,979.32
                                                       2009     45.50        48.96      343,585.03

BlackRock Diversified Division (Class B).............. 2004     35.01        37.76       48,978.29
                                                       2005     37.76        38.27      107,556.94
                                                       2006     38.27        41.59      161,168.36
                                                       2007     41.59        43.29      213,758.06
                                                       2008     43.29        32.01      225,676.47
                                                       2009     32.01        36.91      232,343.23

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     77.17        77.81       63,747.92
                                                       2008     77.81        48.07       75,131.06
                                                       2009     48.07        56.48       75,653.33

BlackRock Large Cap Division (Class B)/(g)/........... 2004     58.88        64.96       17,500.19
                                                       2005     64.96        66.15       26,981.97
                                                       2006     66.15        74.22       38,546.99
                                                       2007     74.22        77.82            0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.68        11.77      140,182.82
                                                       2005     11.77        12.25      298,809.48
                                                       2006     12.25        14.38      674,818.56
                                                       2007     14.38        14.62      913,871.38
                                                       2008     14.62         9.35      920,284.41
                                                       2009      9.35        10.23    1,063,198.34

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division (Class B)/(c)/............. 2004    $23.08       $25.28       19,084.11
                                                                       2005     25.28        26.60       58,013.48
                                                                       2006     26.60        27.24       73,887.06
                                                                       2007     27.24        31.79      177,230.08
                                                                       2008     31.79        19.83      186,843.17
                                                                       2009     19.83        26.69      261,886.10

BlackRock Legacy Large Cap Growth Division--Class B (formerly FI
  Large Cap Division/(e)/)/(j)/....................................... 2006     17.00        17.20       12,761.12
                                                                       2007     17.20        17.58       24,685.82
                                                                       2008     17.58         9.53       48,066.87
                                                                       2009      9.53         9.93            0.00

BlackRock Money Market Division (Class B)............................. 2004     21.74        21.65       29,117.65
                                                                       2005     21.65        21.91       44,768.30
                                                                       2006     21.91        22.57       49,073.26
                                                                       2007     22.57        23.32       67,046.30
                                                                       2008     23.32        23.58      226,643.43
                                                                       2009     23.58        23.30      241,628.46

BlackRock Strategic Value Division (Class B).......................... 2004     16.08        18.08      208,151.38
                                                                       2005     18.08        18.52      484,579.16
                                                                       2006     18.52        21.25      638,919.35
                                                                       2007     21.25        20.17      666,449.41
                                                                       2008     20.17        12.21      606,782.37
                                                                       2009     12.21        13.58      618,219.23

Clarion Global Real Estate Division (Class B)/(c)/.................... 2004      9.99        12.82      390,438.35
                                                                       2005     12.82        14.32      802,856.22
                                                                       2006     14.32        19.42    1,419,794.34
                                                                       2007     19.42        16.27    1,333,509.25
                                                                       2008     16.27         9.35    1,306,547.14
                                                                       2009      9.35        12.42    1,296,324.92

Davis Venture Value Division (Class B)................................ 2004     28.43        30.59       83,443.97
                                                                       2005     30.59        33.16      329,730.90
                                                                       2006     33.16        37.37      611,137.26
                                                                       2007     37.37        38.43      788,983.77
                                                                       2008     38.43        22.90      852,417.84
                                                                       2009     22.90        29.72      965,850.92

FI Mid Cap Opportunities Division (Class B)........................... 2004     14.60        16.43       44,594.04
                                                                       2005     16.43        17.27      129,617.44
                                                                       2006     17.27        18.99      209,308.71
                                                                       2007     18.99        20.24      309,830.20
                                                                       2008     20.24         8.89      366,167.23
                                                                       2009      8.89        11.70      485,764.64

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
FI Value Leaders Division (Class B)......................... 2004   $ 22.88      $ 25.80      12,616.37
                                                             2005     25.80        28.08      78,749.95
                                                             2006     28.08        30.91     171,503.92
                                                             2007     30.91        31.66     192,765.82
                                                             2008     31.66        19.00     188,347.16
                                                             2009     19.00        22.75     187,848.64

Harris Oakmark International Division (Class B)............. 2004     12.01        13.94      90,474.92
                                                             2005     13.94        15.70     363,737.05
                                                             2006     15.70        19.94     717,277.72
                                                             2007     19.94        19.43     898,238.20
                                                             2008     19.43        11.32     720,678.05
                                                             2009     11.32        17.30     850,366.46

Janus Forty Division (Class B)/(h)/......................... 2007    144.01       176.60      23,410.63
                                                             2008    176.60       100.95      96,407.34
                                                             2009    100.95       142.14     155,634.97

Jennison Growth Division (Class B)/(b)/..................... 2005      4.05         4.87      83,621.23
                                                             2006      4.87         4.92     158,043.25
                                                             2007      4.92         5.40     251,056.93
                                                             2008      5.40         3.38     250,285.03
                                                             2009      3.38         4.65     565,658.19

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.21         4.40      23,883.88
                                                             2005      4.40         4.01      44,635.34

Lazard Mid Cap Division (Class B)........................... 2004     12.54        13.54      52,137.74
                                                             2005     13.54        14.42     106,924.83
                                                             2006     14.42        16.30     137,961.47
                                                             2007     16.30        15.63     254,047.42
                                                             2008     15.63         9.50     236,912.44
                                                             2009      9.50        12.81     259,248.91

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.59         7.16       8,682.60
                                                             2005      7.16         8.02      40,889.72
                                                             2006      8.02         7.76     115,308.91
                                                             2007      7.76         7.82     133,936.45
                                                             2008      7.82         4.70     103,195.76
                                                             2009      4.70         6.16     158,051.68

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.32         9.99     168,295.77
                                                             2007      9.99         9.26     212,296.75
                                                             2008      9.26         4.14     235,954.50
                                                             2009      4.14         5.63     286,358.52

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.67         8.50       7,108.64
                                                             2005      8.50         8.95      54,221.16
                                                             2006      8.95         9.35      78,662.90

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Division (formerly Loomis
  Sayles Small Cap Division) (Class B)...................... 2004    $23.30       $26.39      14,801.09
                                                             2005     26.39        27.75      55,997.97
                                                             2006     27.75        31.83     129,405.41
                                                             2007     31.83        35.02     205,151.24
                                                             2008     35.02        22.07     206,036.26
                                                             2009     22.07        28.26     227,229.30

Loomis Sayles Small Cap Growth Division (formerly Franklin
  Templeton Small Cap Growth Division Class B))............. 2004      8.79         9.73      35,889.71
                                                             2005      9.73        10.01      67,082.71
                                                             2006     10.01        10.83     100,972.63
                                                             2007     10.83        11.13     147,707.44
                                                             2008     11.13         6.44     191,301.13
                                                             2009      6.44         8.23     236,137.48

Lord Abbett Bond Debenture Division (Class B)............... 2004     15.88        16.92      99,018.73
                                                             2005     16.92        16.92     302,636.36
                                                             2006     16.92        18.21     508,215.16
                                                             2007     18.21        19.12     705,153.05
                                                             2008     19.12        15.34     703,691.97
                                                             2009     15.34        20.68     799,419.27

Met/AIM Small Cap Growth Division (Class B)................. 2004     11.34        12.15      13,753.87
                                                             2005     12.15        12.97      63,998.93
                                                             2006     12.97        14.60     102,207.32
                                                             2007     14.60        15.98     115,997.43
                                                             2008     15.98         9.65     125,549.28
                                                             2009      9.65        12.72     157,451.28

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark
  Focused Value Division Class B)).......................... 2004     29.95        32.49      61,962.42
                                                             2005     32.49        35.13     219,124.92
                                                             2006     35.13        38.85     299,230.02
                                                             2007     38.85        35.57     304,687.83
                                                             2008     35.57        18.88     261,327.40
                                                             2009     18.88        26.28     258,728.89

Met/Franklin Income Division (Class B)/(i)/................. 2008      9.99         7.98      45,803.80
                                                             2009      7.98        10.05     117,734.00

Met/Franklin Mutual Shares Division (Class B)/(i)/.......... 2008      9.99         6.59      53,503.25
                                                             2009      6.59         8.12     115,902.89

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/............................................ 2008      9.99         7.03     222,938.17
                                                             2009      7.03         8.90     409,918.32

Met/Templeton Growth Division (Class B)/(i)/................ 2008      9.99         6.56      25,839.17
                                                             2009      6.56         8.58      80,565.40

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Division (Class B)......... 2004    $11.63       $13.02      153,800.52
                                                        2005     13.02        14.37      379,788.64
                                                        2006     14.37        15.56      557,366.25
                                                        2007     15.56        16.49      750,891.70
                                                        2008     16.49        10.34      848,571.17
                                                        2009     10.34        13.94      922,395.40

MetLife Stock Index Division (Class B)................. 2004     33.67        36.47      338,133.17
                                                        2005     36.47        37.52      904,449.90
                                                        2006     37.52        42.60    1,185,840.81
                                                        2007     42.60        44.07    1,572,342.77
                                                        2008     44.07        27.25    1,892,748.62
                                                        2009     27.25        33.82    1,991,100.45

MFS(R) Research International Division (Class B)....... 2004      9.73        11.16       34,584.24
                                                        2005     11.16        12.81      204,951.18
                                                        2006     12.81        15.98      379,159.42
                                                        2007     15.98        17.85      484,949.14
                                                        2008     17.85        10.13      815,884.26
                                                        2009     10.13        13.14      850,345.69

MFS(R) Total Return Division (Class B)/(c)/............ 2004     36.45        39.62       17,149.94
                                                        2005     39.62        40.16       50,509.77
                                                        2006     40.16        44.31       71,124.70
                                                        2007     44.31        45.47      114,974.67
                                                        2008     45.47        34.80       86,913.95
                                                        2009     34.80        40.57      110,222.67

MFS(R) Value Division (Class B)........................ 2004     12.10        13.05      259,038.50
                                                        2005     13.05        12.65      657,582.62
                                                        2006     12.65        14.69      765,542.34
                                                        2007     14.69        13.90      874,341.31
                                                        2008     13.90         9.08      916,499.08
                                                        2009      9.08        10.79      884,230.86

Morgan Stanley EAFE(R) Index Division (Class B)........ 2004      9.53        11.08      281,853.78
                                                        2005     11.08        12.34      794,801.97
                                                        2006     12.34        15.26    1,046,351.38
                                                        2007     15.26        16.62    1,310,757.69
                                                        2008     16.62         9.46    1,666,972.69
                                                        2009      9.46        11.97    1,726,217.82

Neuberger Berman Mid Cap Value Division (Class B)...... 2004     18.50        21.58      159,176.32
                                                        2005     21.58        23.81      515,610.17
                                                        2006     23.81        26.09      752,463.93
                                                        2007     26.09        26.54      854,405.39
                                                        2008     26.54        13.73      879,279.15
                                                        2009     13.73        20.00      871,062.72

Oppenheimer Capital Appreciation Division
  (Class B)/(d)/....................................... 2005      7.93         8.60       24,431.42
                                                        2006      8.60         9.13      100,408.26
                                                        2007      9.13        10.28      184,491.43
                                                        2008     10.28         5.47      293,344.46
                                                        2009      5.47         7.76      431,520.86

                                                                       BEGINNING OF               NUMBER OF
                                                                           YEAR     END OF YEAR  ACCUMULATION
                                                                       ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                               ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class B)..................... 2004    $12.70       $14.65       22,843.94
                                                                  2005     14.65        16.75       82,074.43
                                                                  2006     16.75        19.20      163,143.97
                                                                  2007     19.20        20.11      294,980.90
                                                                  2008     20.11        11.78      312,580.44
                                                                  2009     11.78        16.23      388,940.59

PIMCO Inflation Protected Bond Division (Class B)/(e)/........... 2006     10.97        11.08       86,341.31
                                                                  2007     11.08        12.10      282,571.45
                                                                  2008     12.10        11.10    1,244,765.81
                                                                  2009     11.10        12.92    2,120,220.49

PIMCO Total Return Division (Class B)............................ 2004     11.64        12.06      377,842.08
                                                                  2005     12.06        12.16    1,189,276.56
                                                                  2006     12.16        12.52    1,461,259.00
                                                                  2007     12.52        13.28    1,969,499.12
                                                                  2008     13.28        13.14    1,764,114.93
                                                                  2009     13.14        15.29    2,815,840.51

RCM Technology Division (Class B)................................ 2004      4.16         4.33       57,701.30
                                                                  2005      4.33         4.74      193,600.64
                                                                  2006      4.74         4.92      253,079.50
                                                                  2007      4.92         6.37      674,106.59
                                                                  2008      6.37         3.49      732,129.14
                                                                  2009      3.49         5.47    1,183,651.35

Russell 2000(R) Index Division (Class B)......................... 2004     13.43        15.37       95,167.37
                                                                  2005     15.37        15.80      287,348.53
                                                                  2006     15.80        18.31      433,608.13
                                                                  2007     18.31        17.74      529,995.06
                                                                  2008     17.74        11.60      562,830.61
                                                                  2009     11.60        14.36      593,436.46

SSgA Growth ETF Division (Class B)/(e)/.......................... 2006     10.70        11.40        8,217.16
                                                                  2007     11.40        11.87       42,541.11
                                                                  2008     11.87         7.84       42,485.62
                                                                  2009      7.84         9.98      271,135.15

SSgA Growth and Income ETF Division (Class B)/(e)/............... 2006     10.51        11.15        9,207.88
                                                                  2007     11.15        11.58       13,309.96
                                                                  2008     11.58         8.55       68,745.12
                                                                  2009      8.55        10.53    1,491,765.64

T. Rowe Price Large Cap Growth Division (Class B)................ 2004     11.13        12.06       93,880.57
                                                                  2005     12.06        12.64      243,137.56
                                                                  2006     12.64        14.06      323,962.49
                                                                  2007     14.06        15.13      467,371.01
                                                                  2008     15.13         8.64      557,457.51
                                                                  2009      8.64        12.19      561,523.81

                                                                       BEGINNING OF               NUMBER OF
                                                                           YEAR     END OF YEAR  ACCUMULATION
                                                                       ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                               ---- ------------ ------------ -------------
T. Rowe Price Mid Cap Growth Division (Class B).................. 2004    $ 6.26       $ 7.10       115,308.81
                                                                  2005      7.10         8.02       340,515.41
                                                                  2006      8.02         8.39       477,070.23
                                                                  2007      8.39         9.73     1,091,057.23
                                                                  2008      9.73         5.78     1,123,184.77
                                                                  2009      5.78         8.28     1,255,170.56

T. Rowe Price Small Cap Growth Division (Class B)................ 2004     12.33        13.14        31,368.21
                                                                  2005     13.14        14.34       104,136.74
                                                                  2006     14.34        14.65       184,047.44
                                                                  2007     14.65        15.82       219,854.25
                                                                  2008     15.82         9.92       312,410.92
                                                                  2009      9.92        13.56       336,695.75

Western Asset Management Strategic Bond Opportunities Division
  (Class B)...................................................... 2004     18.56        19.67       107,910.05
                                                                  2005     19.67        19.89       449,329.55
                                                                  2006     19.89        20.55       761,939.96
                                                                  2007     20.55        21.00       823,701.39
                                                                  2008     21.00        17.55       667,121.79
                                                                  2009     17.55        22.81       620,557.53

Western Asset Management U.S Government Division (Class B)....... 2004     15.34        15.70       148,473.17
                                                                  2005     15.70        15.69       460,917.02
                                                                  2006     15.69        16.07       622,263.47
                                                                  2007     16.07        16.48       776,097.58
                                                                  2008     16.48        16.16       679,558.91
                                                                  2009     16.16        16.57       847,280.46

MetLife Aggressive Allocation Division (Class B)/(d)/............ 2005      9.99        11.14        64,461.86
                                                                  2006     11.14        12.70       337,483.11
                                                                  2007     12.70        12.93       618,837.35
                                                                  2008     12.93         7.59       507,161.07
                                                                  2009      7.59         9.83       638,241.17

MetLife Conservative Allocation Division (Class B)/(d)/.......... 2005      9.99        10.29        30,351.09
                                                                  2006     10.29        10.84       190,487.84
                                                                  2007     10.84        11.28       649,650.54
                                                                  2008     11.28         9.52     1,348,550.66
                                                                  2009      9.52        11.31     1,764,144.75

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/................................................. 2005      9.99        10.51       390,314.31
                                                                  2006     10.51        11.33     1,573,474.05
                                                                  2007     11.33        11.71     3,547,905.91
                                                                  2008     11.71         9.05     4,806,715.49
                                                                  2009      9.05        11.03     5,848,119.36

MetLife Moderate Allocation Division (Class B)/(d)/.............. 2005      9.99        10.74       685,019.49
                                                                  2006     10.74        11.84     3,888,509.84
                                                                  2007     11.84        12.18    10,064,675.95
                                                                  2008     12.18         8.56    12,353,978.93
                                                                  2009      8.56        10.68    16,569,242.58

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ -------------

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/.................................... 2005   $  9.99      $ 10.97       350,604.48
                                                     2006     10.97        12.35     2,935,761.18
                                                     2007     12.35        12.64     7,696,826.74
                                                     2008     12.64         8.08     9,421,701.73
                                                     2009      8.08        10.28    11,081,050.90

At 1.70 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006     14.43        15.11       151,771.39
                                                     2007     15.11        15.35       809,310.13
                                                     2008     15.35        13.68       625,986.65
                                                     2009     13.68        15.15       691,422.16

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     16.09        19.13       140,092.44
                                                     2005     19.13        23.57       422,435.60
                                                     2006     23.57        28.75       654,541.21
                                                     2007     28.75        34.32       950,653.20
                                                     2008     34.32        15.68       987,379.12
                                                     2009     15.68        24.87     1,024,126.11

American Funds Growth Division (Class 2)............ 2004    108.71       120.23        59,830.80
                                                     2005    120.23       137.35       192,657.05
                                                     2006    137.35       148.84       308,943.53
                                                     2007    148.84       164.39       382,632.01
                                                     2008    164.39        90.54       421,284.58
                                                     2009     90.54       124.10       430,571.63

American Funds Growth-Income Division (Class 2)..... 2004     84.60        91.80        72,778.03
                                                     2005     91.80        95.52       188,347.32
                                                     2006     95.52       108.19       271,342.46
                                                     2007    108.19       111.72       342,131.86
                                                     2008    111.72        68.26       347,890.95
                                                     2009     68.26        88.08       393,860.59

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.60 SEPARATE ACCOUNT CHARGE

                                                                       BEGINNING OF               NUMBER OF
                                                                           YEAR     END OF YEAR  ACCUMULATION
                                                                       ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                               ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/....... 2008   $ 10.00      $  7.00     753,092.01
                                                                  2009      7.00         8.91     786,134.75

American Funds Bond Division+ (Class 2)/(e)/..................... 2006     14.36        15.04       3,602.47
                                                                  2007     15.04        15.27      26,795.36
                                                                  2008     15.27        13.60      23,110.57
                                                                  2009     13.60        15.05      20,625.76

American Funds Global Small Capitalization
  Division+ (Class 2)/(a)/....................................... 2001     13.70        13.37           0.00
                                                                  2002     13.37        10.63      50,260.05
                                                                  2003     10.63        16.05      33,583.22
                                                                  2004     16.05        19.06     128,537.65
                                                                  2005     19.06        23.48     142,590.73
                                                                  2006     23.48        28.63     152,181.41
                                                                  2007     28.63        34.16     150,471.52
                                                                  2008     34.16        15.60     106,380.52
                                                                  2009     15.60        24.72     102,365.71

American Funds Growth Allocation Division (Class C)/(i)/......... 2008      9.99         6.35     408,432.40
                                                                  2009      6.35         8.37     646,986.36

American Funds Growth Division+ (Class 2)/(a)/................... 2001    119.13       107.80           0.00
                                                                  2002    107.80        80.02      10,214.32
                                                                  2003     80.02       107.58      39,810.16
                                                                  2004    107.58       118.92      64,053.28
                                                                  2005    118.92       135.79      63,053.30
                                                                  2006    135.79       147.07      56,753.68
                                                                  2007    147.07       162.35      49,908.02
                                                                  2008    162.35        89.38      40,843.02
                                                                  2009     89.38       122.44      39,070.82

American Funds Growth-Income Division+ (Class 2)/(a)/............ 2001     83.58        80.18           0.00
                                                                  2002     80.18        64.34       4,959.21
                                                                  2003     64.34        83.72      44,066.19
                                                                  2004     83.72        90.80      74,849.64
                                                                  2005     90.80        94.43      74,211.75
                                                                  2006     94.43       106.91      69,152.27
                                                                  2007    106.91       110.34      62,927.94
                                                                  2008    110.34        67.38      41,806.81
                                                                  2009     67.38        86.90      39,074.67

American Funds Moderate Allocation Division (Class C)/(i)/....... 2008     10.01         7.67     162,969.89
                                                                  2009      7.67         9.32     326,442.68

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $11.51       $13.13       22,878.39
                                                       2005     13.13        15.20       68,105.57
                                                       2006     15.20        17.39      110,048.90
                                                       2007     17.39        18.83      140,734.04
                                                       2008     18.83        10.33      151,926.99
                                                       2009     10.33        12.39      128,081.49

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.27        12.61      334,407.74
                                                       2005     12.61        12.64    1,057,217.01
                                                       2006     12.64        12.92    1,509,924.45
                                                       2007     12.92        13.56    1,683,746.74
                                                       2008     13.56        14.10    1,231,419.73
                                                       2009     14.10        14.56    1,131,419.14

BlackRock Aggressive Growth Division (Class B)........ 2004     32.50        35.99        6,125.69
                                                       2005     35.99        39.11       12,498.66
                                                       2006     39.11        40.99       27,200.77
                                                       2007     40.99        48.49       46,260.80
                                                       2008     48.49        25.84       47,455.28
                                                       2009     25.84        37.91       48,000.25

BlackRock Bond Income Division (Class B).............. 2004     41.54        42.98       28,685.98
                                                       2005     42.98        43.21      115,911.30
                                                       2006     43.21        44.28      132,658.95
                                                       2007     44.28        46.20      152,713.37
                                                       2008     46.20        43.80      121,533.78
                                                       2009     43.80        47.06      112,612.24

BlackRock Diversified Division (Class B).............. 2004     34.09        36.73       15,453.64
                                                       2005     36.73        37.17       31,003.98
                                                       2006     37.17        40.33       54,612.97
                                                       2007     40.33        41.91       70,784.11
                                                       2008     41.91        30.95       67,594.06
                                                       2009     30.95        35.64       65,596.84

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     74.46        75.00       27,459.54
                                                       2008     75.00        46.27       27,554.00
                                                       2009     46.27        54.27       26,321.88

BlackRock Large Cap Division (Class B)/(g)/........... 2004     57.07        62.89        4,157.45
                                                       2005     62.89        63.95       11,867.31
                                                       2006     63.95        71.64       17,905.19
                                                       2007     71.64        75.09            0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.64        11.73       72,889.51
                                                       2005     11.73        12.18      129,930.61
                                                       2006     12.18        14.28      277,371.16
                                                       2007     14.28        14.50      358,059.25
                                                       2008     14.50         9.25      334,167.45
                                                       2009      9.25        10.12      300,993.37

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division (Class B)/(c)/. 2004    $22.75       $24.90      10,780.74
                                                           2005     24.90        26.16      17,048.36
                                                           2006     26.16        26.75      34,554.54
                                                           2007     26.75        31.17      81,821.28
                                                           2008     31.17        19.42      93,148.81
                                                           2009     19.42        26.09      70,150.09

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/.............. 2006     16.76        16.93       2,350.63
                                                           2007     16.93        17.28       2,857.92
                                                           2008     17.28         9.36       4,291.66
                                                           2009      9.36         9.74           0.00

BlackRock Money Market Division (Class B)................. 2004     21.07        20.97           0.00
                                                           2005     20.97        21.18           0.00
                                                           2006     21.18        21.80           0.00
                                                           2007     21.80        22.48           0.00
                                                           2008     22.48        22.70       3,914.49
                                                           2009     22.70        22.40          57.00

BlackRock Strategic Value Division (Class B).............. 2004     15.98        17.96      74,073.36
                                                           2005     17.96        18.37     223,532.64
                                                           2006     18.37        21.05     290,437.96
                                                           2007     21.05        19.95     310,676.51
                                                           2008     19.95        12.06     257,490.00
                                                           2009     12.06        13.39     233,103.41

Clarion Global Real Estate Division (Class B)/(c)/........ 2004      9.99        12.81     143,462.81
                                                           2005     12.81        14.28     424,019.39
                                                           2006     14.28        19.34     666,439.10
                                                           2007     19.34        16.18     575,314.01
                                                           2008     16.18         9.28     519,452.59
                                                           2009      9.28        12.31     443,682.94

Davis Venture Value Division (Class B).................... 2004     28.03        30.13      44,855.88
                                                           2005     30.13        32.61     170,894.10
                                                           2006     32.61        36.69     272,806.88
                                                           2007     36.69        37.68     318,122.75
                                                           2008     37.68        22.42     301,314.15
                                                           2009     22.42        29.05     266,539.91

FI Mid Cap Opportunities Division (Class B)............... 2004     14.44        16.24      13,577.22
                                                           2005     16.24        17.04      54,056.40
                                                           2006     17.04        18.71      83,604.41
                                                           2007     18.71        19.91     114,242.92
                                                           2008     19.91         8.73     128,226.38
                                                           2009      8.73        11.47     132,554.81

FI Value Leaders Division (Class B)....................... 2004     22.51        25.35       6,139.92
                                                           2005     25.35        27.56      40,725.01
                                                           2006     27.56        30.28      82,477.81
                                                           2007     30.28        30.97      80,323.98
                                                           2008     30.97        18.56      72,214.81
                                                           2009     18.56        22.19      68,117.30

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)............. 2004   $ 11.97      $ 13.87      40,003.30
                                                             2005     13.87        15.60     283,467.88
                                                             2006     15.60        19.78     463,970.38
                                                             2007     19.78        19.25     541,008.28
                                                             2008     19.25        11.20     361,181.38
                                                             2009     11.20        17.09     455,142.82

Janus Forty Division (Class B)/(h)/......................... 2007    138.68       169.90      11,589.91
                                                             2008    169.90        96.98      34,978.31
                                                             2009     96.98       136.34      35,021.62

Jennison Growth Division (Class B)/(b)/..................... 2005      4.02         4.83      13,165.94
                                                             2006      4.83         4.87      42,372.95
                                                             2007      4.87         5.34      51,264.06
                                                             2008      5.34         3.33      46,164.93
                                                             2009      3.33         4.58     246,056.69

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.19         4.37       3,071.60
                                                             2005      4.37         3.98       4,272.14

Lazard Mid Cap Division (Class B)........................... 2004     12.49        13.47       7,419.28
                                                             2005     13.47        14.33      15,908.90
                                                             2006     14.33        16.17      36,753.72
                                                             2007     16.17        15.48      58,469.53
                                                             2008     15.48         9.40      51,359.95
                                                             2009      9.40        12.65      47,405.73

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.56         7.12       2,214.52
                                                             2005      7.12         7.96      32,539.17
                                                             2006      7.96         7.70      49,547.29
                                                             2007      7.70         7.74      42,082.05
                                                             2008      7.74         4.64      33,750.54
                                                             2009      4.64         6.08      30,389.06

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.22         9.87      22,557.32
                                                             2007      9.87         9.14      40,093.92
                                                             2008      9.14         4.08      49,200.25
                                                             2009      4.08         5.54      45,469.79

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.61         8.42       1,275.31
                                                             2005      8.42         8.86       8,313.82
                                                             2006      8.86         9.26       8,924.96

Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division) (Class B)..... 2004     22.95        25.97       7,873.17
                                                             2005     25.97        27.27      28,495.45
                                                             2006     27.27        31.23      54,344.96
                                                             2007     31.23        34.31      74,909.50
                                                             2008     34.31        21.59      73,443.09
                                                             2009     21.59        27.60      68,406.25

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  Class B)).............................................. 2004    $ 8.75       $ 9.68      11,076.07
                                                          2005      9.68         9.94      35,691.52
                                                          2006      9.94        10.74      63,089.12
                                                          2007     10.74        11.02      55,752.90
                                                          2008     11.02         6.36      53,582.75
                                                          2009      6.36         8.12      50,996.32

Lord Abbett Bond Debenture Division (Class B)............ 2004     15.69        16.70      41,437.91
                                                          2005     16.70        16.68     131,610.71
                                                          2006     16.68        17.92     208,982.46
                                                          2007     17.92        18.79     261,726.72
                                                          2008     18.79        15.05     238,895.76
                                                          2009     15.05        20.26     238,699.81

Met/AIM Small Cap Growth Division (Class B).............. 2004     11.30        12.09       4,211.35
                                                          2005     12.09        12.89      22,178.17
                                                          2006     12.89        14.48      33,138.58
                                                          2007     14.48        15.83      46,321.83
                                                          2008     15.83         9.54      58,875.23
                                                          2009      9.54        12.57      57,151.36

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B)).............................................. 2004     29.46        31.93      48,425.47
                                                          2005     31.93        34.47     114,332.89
                                                          2006     34.47        38.06     131,110.14
                                                          2007     38.06        34.80     132,411.56
                                                          2008     34.80        18.44     114,642.03
                                                          2009     18.44        25.63     101,186.59

Met/Franklin Income Division (Class B)/(i)/.............. 2008      9.99         7.97      23,738.90
                                                          2009      7.97        10.03      32,570.27

Met/Franklin Mutual Shares Division (Class B)/(i)/....... 2008      9.99         6.59       7,220.50
                                                          2009      6.59         8.10      11,063.84

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/......................................... 2008      9.99         7.02      62,019.61
                                                          2009      7.02         8.88      98,667.05

Met/Templeton Growth Division (Class B)/(i)/............. 2008      9.99         6.56           0.00
                                                          2009      6.56         8.56       4,382.90

MetLife Mid Cap Stock Index Division (Class B)........... 2004     11.56        12.93      62,507.21
                                                          2005     12.93        14.26     164,022.42
                                                          2006     14.26        15.41     250,427.67
                                                          2007     15.41        16.30     335,857.52
                                                          2008     16.30        10.21     417,015.62
                                                          2009     10.21        13.74     286,771.59

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Stock Index Division (Class B)................... 2004    $32.97       $35.68     156,814.22
                                                          2005     35.68        36.65     508,917.52
                                                          2006     36.65        41.55     657,793.69
                                                          2007     41.55        42.92     786,082.23
                                                          2008     42.92        26.50     817,168.30
                                                          2009     26.50        32.84     771,039.32

MFS(R) Research International Division (Class B)......... 2004      9.68        11.10       9,587.47
                                                          2005     11.10        12.72      52,928.34
                                                          2006     12.72        15.84     142,466.77
                                                          2007     15.84        17.66     332,197.88
                                                          2008     17.66        10.02     297,195.00
                                                          2009     10.02        12.97     362,562.60

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     35.53        38.58       2,372.87
                                                          2005     38.58        39.05      24,860.40
                                                          2006     39.05        43.02      30,424.70
                                                          2007     43.02        44.08      41,943.27
                                                          2008     44.08        33.68      50,483.60
                                                          2009     33.68        39.22      39,770.66

MFS(R) Value Division (Class B).......................... 2004     12.00        12.93     108,290.64
                                                          2005     12.93        12.51     300,285.56
                                                          2006     12.51        14.51     294,966.04
                                                          2007     14.51        13.71     345,129.39
                                                          2008     13.71         8.94     330,646.25
                                                          2009      8.94        10.61     297,687.36

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.45        10.98     126,152.13
                                                          2005     10.98        12.21     339,025.45
                                                          2006     12.21        15.07     462,728.80
                                                          2007     15.07        16.39     668,772.94
                                                          2008     16.39         9.32     681,524.58
                                                          2009      9.32        11.77     545,497.99

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.35        21.38      65,404.67
                                                          2005     21.38        23.55     264,533.71
                                                          2006     23.55        25.78     358,701.49
                                                          2007     25.78        26.18     407,834.48
                                                          2008     26.18        13.53     341,977.21
                                                          2009     13.53        19.67     278,249.72

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.88         8.54      13,129.16
                                                          2006      8.54         9.05      40,015.91
                                                          2007      9.05        10.17      79,747.56
                                                          2008     10.17         5.41     112,799.60
                                                          2009      5.41         7.65     169,418.84

Oppenheimer Global Equity Division (Class B)............. 2004     12.57        14.48       9,526.43
                                                          2005     14.48        16.53      41,647.66
                                                          2006     16.53        18.92      80,340.10
                                                          2007     18.92        19.79      93,672.46
                                                          2008     19.79        11.57     133,559.11
                                                          2009     11.57        15.92      84,554.35

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006    $10.92       $11.02      46,025.77
                                                        2007     11.02        12.01     108,646.03
                                                        2008     12.01        11.01     385,644.35
                                                        2009     11.01        12.79     385,291.98

PIMCO Total Return Division (Class B).................. 2004     11.59        11.99     175,654.13
                                                        2005     11.99        12.07     553,686.34
                                                        2006     12.07        12.41     649,425.03
                                                        2007     12.41        13.14     695,493.02
                                                        2008     13.14        12.98     630,863.83
                                                        2009     12.98        15.08     666,003.60

RCM Technology Division (Class B)...................... 2004      4.14         4.30      54,690.49
                                                        2005      4.30         4.70     116,180.49
                                                        2006      4.70         4.87     135,078.24
                                                        2007      4.87         6.31     407,620.95
                                                        2008      6.31         3.45     306,232.72
                                                        2009      3.45         5.40     334,322.12

Russell 2000(R) Index Division (Class B)............... 2004     13.32        15.23      43,993.41
                                                        2005     15.23        15.63     125,097.16
                                                        2006     15.63        18.09     195,532.47
                                                        2007     18.09        17.50     215,892.55
                                                        2008     17.50        11.42     255,521.17
                                                        2009     11.42        14.12     186,998.51

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.69        11.38       2,415.26
                                                        2007     11.38        11.83      31,370.29
                                                        2008     11.83         7.80      28,383.39
                                                        2009      7.80         9.91      84,815.92

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.50        11.13       7,199.49
                                                        2007     11.13        11.54      18,132.34
                                                        2008     11.54         8.51      15,571.41
                                                        2009      8.51        10.46      89,717.91

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     11.04        11.95      37,785.95
                                                        2005     11.95        12.50     105,911.34
                                                        2006     12.50        13.89     144,424.76
                                                        2007     13.89        14.92     188,545.73
                                                        2008     14.92         8.51     173,797.48
                                                        2009      8.51        11.99     158,106.62

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.23         7.06      37,130.45
                                                        2005      7.06         7.96     124,056.64
                                                        2006      7.96         8.32     194,513.98
                                                        2007      8.32         9.63     348,582.99
                                                        2008      9.63         5.71     286,541.36
                                                        2009      5.71         8.17     274,158.05

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class B)....... 2004    $12.20       $12.99       11,525.19
                                                         2005     12.99        14.15       87,611.08
                                                         2006     14.15        14.44      117,645.04
                                                         2007     14.44        15.56       75,889.16
                                                         2008     15.56         9.75       83,913.67
                                                         2009      9.75        13.30       96,685.09

Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     18.30        19.38       41,564.54
                                                         2005     19.38        19.56      221,755.12
                                                         2006     19.56        20.18      319,978.60
                                                         2007     20.18        20.59      312,486.45
                                                         2008     20.59        17.18      246,104.98
                                                         2009     17.18        22.30      229,790.38

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     15.13        15.47       82,723.50
                                                         2005     15.47        15.43      242,323.34
                                                         2006     15.43        15.78      293,388.48
                                                         2007     15.78        16.16      355,994.79
                                                         2008     16.16        15.82      294,414.86
                                                         2009     15.82        16.20      278,597.22

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.13       29,348.44
                                                         2006     11.13        12.67       92,202.40
                                                         2007     12.67        12.88      152,406.40
                                                         2008     12.88         7.54      151,235.14
                                                         2009      7.54         9.76      150,755.43

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.28       34,049.10
                                                         2006     10.28        10.82      219,274.10
                                                         2007     10.82        11.24      542,410.67
                                                         2008     11.24         9.47      837,770.87
                                                         2009      9.47        11.23      722,615.32

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.50      167,681.07
                                                         2006     10.50        11.31      803,741.14
                                                         2007     11.31        11.66    1,798,990.05
                                                         2008     11.66         9.00    2,169,751.21
                                                         2009      9.00        10.95    2,002,953.50

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.73      384,317.09
                                                         2006     10.73        11.81    1,882,802.48
                                                         2007     11.81        12.13    3,987,132.98
                                                         2008     12.13         8.52    4,568,457.55
                                                         2009      8.52        10.60    4,334,438.20

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.95      299,456.61
                                                         2006     10.95        12.31    1,441,069.15
                                                         2007     12.31        12.58    3,442,051.17
                                                         2008     12.58         8.03    3,852,526.33
                                                         2009      8.03        10.21    3,616,688.31

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
At 1.85 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006   $ 14.23      $ 14.89     104,580.49
                                                     2007     14.89        15.11     296,130.88
                                                     2008     15.11        13.44     264,484.04
                                                     2009     13.44        14.86     226,808.25

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.96        18.93      68,677.50
                                                     2005     18.93        23.30     237,611.10
                                                     2006     23.30        28.38     407,554.60
                                                     2007     28.38        33.83     454,460.12
                                                     2008     33.83        15.43     381,495.88
                                                     2009     15.43        24.44     361,913.51

American Funds Growth Division (Class 2)............ 2004    105.51       116.52      31,410.78
                                                     2005    116.52       132.91     109,541.48
                                                     2006    132.91       143.81     161,281.14
                                                     2007    143.81       158.59     181,913.28
                                                     2008    158.59        87.22     162,427.62
                                                     2009     87.22       119.37     147,719.28

American Funds Growth-Income Division (Class 2)..... 2004     82.11        88.97      32,405.93
                                                     2005     88.97        92.43      95,865.42
                                                     2006     92.43       104.54     129,393.14
                                                     2007    104.54       107.79     148,871.59
                                                     2008    107.79        65.76     135,977.45
                                                     2009     65.76        84.72     126,583.29

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.70 SEPARATE ACCOUNT CHARGE

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
American Funds Balanced Allocation Division
  (Class C)/(i)/......................................... 2008   $ 10.00      $  6.99      793,338.10
                                                          2009      6.99         8.89      869,855.14

American Funds Bond Division+ (Class 2)/(e)/............. 2006     14.23        14.89      110,668.18
                                                          2007     14.89        15.11      252,107.71
                                                          2008     15.11        13.44      158,993.33
                                                          2009     13.44        14.86      118,527.47

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/......................................... 2001     13.66        13.32            0.00
                                                          2002     13.32        10.59       32,229.47
                                                          2003     10.59        15.96      171,695.10
                                                          2004     15.96        18.93      369,097.08
                                                          2005     18.93        23.30      429,939.53
                                                          2006     23.30        28.38      467,603.88
                                                          2007     28.38        33.83      501,389.85
                                                          2008     33.83        15.43      399,490.96
                                                          2009     15.43        24.44      293,090.40

American Funds Growth Allocation Division (Class C)/(i)/. 2008      9.99         6.34      866,564.61
                                                          2009      6.34         8.36    1,244,523.49

American Funds Growth Division+ (Class 2)/(a)/........... 2001    117.06       105.89            0.00
                                                          2002    105.89        78.52       21,502.34
                                                          2003     78.52       105.46      124,946.44
                                                          2004    105.46       116.46      226,287.64
                                                          2005    116.46       132.85      227,880.56
                                                          2006    132.85       143.74      219,738.44
                                                          2007    143.74       158.52      200,783.72
                                                          2008    158.52        87.18      165,466.58
                                                          2009     87.18       119.31      122,803.65

American Funds Growth-Income Division+ (Class 2)/(a)/.... 2001     82.13        78.76            0.00
                                                          2002     78.76        63.13       26,184.96
                                                          2003     63.13        82.07      152,150.41
                                                          2004     82.07        88.92      272,765.78
                                                          2005     88.92        92.39      271,138.47
                                                          2006     92.39       104.49      255,679.74
                                                          2007    104.49       107.74      235,028.44
                                                          2008    107.74        65.72      184,407.55
                                                          2009     65.72        84.68      140,511.13

American Funds Moderate Allocation Division
  (Class C)/(i)/......................................... 2008     10.01         7.66      770,785.94
                                                          2009      7.66         9.30    1,145,363.81

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $11.36       $12.95       66,514.52
                                                       2005     12.95        14.98      189,007.22
                                                       2006     14.98        17.12      286,646.95
                                                       2007     17.12        18.52      345,202.32
                                                       2008     18.52        10.15      337,447.42
                                                       2009     10.15        12.16      301,283.60

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.20        12.54      912,875.40
                                                       2005     12.54        12.55    2,487,168.01
                                                       2006     12.55        12.81    3,484,985.75
                                                       2007     12.81        13.44    3,999,451.60
                                                       2008     13.44        13.95    2,966,370.88
                                                       2009     13.95        14.40    2,989,033.63

BlackRock Aggressive Growth Division (Class B)........ 2004     31.99        35.39       14,507.99
                                                       2005     35.39        38.43       33,286.34
                                                       2006     38.43        40.23       43,705.22
                                                       2007     40.23        47.55       70,980.26
                                                       2008     47.55        25.31       82,539.30
                                                       2009     25.31        37.10       78,531.15

BlackRock Bond Income Division (Class B).............. 2004     40.69        42.07       99,262.50
                                                       2005     42.07        42.25      244,663.60
                                                       2006     42.25        43.26      285,288.76
                                                       2007     43.26        45.09      293,830.30
                                                       2008     45.09        42.70      232,467.50
                                                       2009     42.70        45.84      222,884.83

BlackRock Diversified Division (Class B).............. 2004     33.49        36.06       80,214.35
                                                       2005     36.06        36.45      170,523.14
                                                       2006     36.45        39.51      198,591.75
                                                       2007     39.51        41.02      213,746.69
                                                       2008     41.02        30.26      193,973.87
                                                       2009     30.26        34.81      181,978.89

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     72.70        73.18       39,294.08
                                                       2008     73.18        45.10       36,769.51
                                                       2009     45.10        52.85       42,519.16

BlackRock Large Cap Division (Class B)/(g)/........... 2004     55.89        61.55       16,467.79
                                                       2005     61.55        62.52       29,159.47
                                                       2006     62.52        69.98       31,632.37
                                                       2007     69.98        73.32            0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.62        11.70       97,499.59
                                                       2005     11.70        12.14      281,289.27
                                                       2006     12.14        14.22      785,867.66
                                                       2007     14.22        14.41      891,656.41
                                                       2008     14.41         9.19      829,917.35
                                                       2009      9.19        10.04      684,291.55

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $22.54       $24.65       17,058.19
                                                     2005     24.65        25.87       55,172.58
                                                     2006     25.87        26.42       80,102.03
                                                     2007     26.42        30.76      133,618.69
                                                     2008     30.76        19.14      189,943.84
                                                     2009     19.14        25.69      188,147.65

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.60        16.76        8,101.86
                                                     2007     16.76        17.09       22,822.86
                                                     2008     17.09         9.24       21,354.23
                                                     2009      9.24         9.62            0.00

BlackRock Money Market Division (Class B)........... 2004     20.64        20.53       33,612.06
                                                     2005     20.53        20.72       96,921.47
                                                     2006     20.72        21.29      121,116.76
                                                     2007     21.29        21.94      140,229.63
                                                     2008     21.94        22.13      236,478.05
                                                     2009     22.13        21.81      211,366.01

BlackRock Strategic Value Division (Class B)........ 2004     15.92        17.88      319,423.19
                                                     2005     17.88        18.26      519,681.12
                                                     2006     18.26        20.91      565,296.57
                                                     2007     20.91        19.80      532,334.89
                                                     2008     19.80        11.96      434,107.53
                                                     2009     11.96        13.26      407,729.67

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.80      500,548.88
                                                     2005     12.80        14.26    1,035,388.32
                                                     2006     14.26        19.29    1,703,076.70
                                                     2007     19.29        16.12    1,354,919.10
                                                     2008     16.12         9.24    1,100,900.47
                                                     2009      9.24        12.24      926,949.89

Davis Venture Value Division (Class B).............. 2004     27.76        29.82      141,982.73
                                                     2005     29.82        32.25      388,337.72
                                                     2006     32.25        36.25      584,897.58
                                                     2007     36.25        37.18      642,957.77
                                                     2008     37.18        22.11      617,269.34
                                                     2009     22.11        28.61      597,878.96

FI Mid Cap Opportunities Division (Class B)......... 2004     14.34        16.11       87,053.78
                                                     2005     16.11        16.89      144,414.87
                                                     2006     16.89        18.53      233,166.60
                                                     2007     18.53        19.69      278,142.29
                                                     2008     19.69         8.63      263,433.41
                                                     2009      8.63        11.33      232,422.73

FI Value Leaders Division (Class B)................. 2004     22.26        25.06       19,437.68
                                                     2005     25.06        27.21       93,322.20
                                                     2006     27.21        29.87      170,569.65
                                                     2007     29.87        30.52      169,574.77
                                                     2008     30.52        18.27      146,370.87
                                                     2009     18.27        21.82      146,108.83

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)............. 2004   $ 11.94      $ 13.83     151,127.30
                                                             2005     13.83        15.53     405,603.51
                                                             2006     15.53        19.68     897,052.85
                                                             2007     19.68        19.13     955,712.37
                                                             2008     19.13        11.12     716,024.87
                                                             2009     11.12        16.95     731,710.70

Janus Forty Division (Class B)/(h)/......................... 2007    135.24       165.57      28,994.67
                                                             2008    165.57        94.41     111,088.82
                                                             2009     94.41       132.60     112,266.18

Jennison Growth Division (Class B)/(b)/..................... 2005      4.00         4.80      61,967.11
                                                             2006      4.80         4.84     142,425.77
                                                             2007      4.84         5.30     225,098.62
                                                             2008      5.30         3.30     211,021.60
                                                             2009      3.30         4.53     272,274.33

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.17         4.35      17,007.14
                                                             2005      4.35         3.96      24,141.97

Lazard Mid Cap Division (Class B)........................... 2004     12.46        13.43      36,281.76
                                                             2005     13.43        14.27      72,907.38
                                                             2006     14.27        16.09     140,197.13
                                                             2007     16.09        15.39     199,724.02
                                                             2008     15.39         9.33     143,593.02
                                                             2009      9.33        12.55     125,031.77

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.54         7.09      37,453.78
                                                             2005      7.09         7.92     107,721.48
                                                             2006      7.92         7.65     181,140.34
                                                             2007      7.65         7.69     159,531.06
                                                             2008      7.69         4.61     147,199.47
                                                             2009      4.61         6.02     129,670.93

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.15         9.80      85,499.93
                                                             2007      9.80         9.06     112,238.01
                                                             2008      9.06         4.04     129,264.47
                                                             2009      4.04         5.48     133,249.29

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.57         8.38      12,559.46
                                                             2005      8.38         8.80      26,386.07
                                                             2006      8.80         9.19      44,385.13
Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division)
  (Class B)................................................. 2004     22.72        25.69      12,143.39
                                                             2005     25.69        26.95      40,829.47
                                                             2006     26.95        30.84     130,657.92
                                                             2007     30.84        33.84     199,591.20
                                                             2008     33.84        21.27     173,286.62
                                                             2009     21.27        27.17     158,982.65

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth
  Division Class B)................................ 2004    $ 8.73       $ 9.64      57,281.24
                                                    2005      9.64         9.90     154,552.24
                                                    2006      9.90        10.68     155,088.49
                                                    2007     10.68        10.95     148,632.91
                                                    2008     10.95         6.32     136,278.75
                                                    2009      6.32         8.05     140,002.30

Lord Abbett Bond Debenture Division (Class B)...... 2004     15.57        16.56     124,851.59
                                                    2005     16.56        16.52     328,720.38
                                                    2006     16.52        17.73     549,861.12
                                                    2007     17.73        18.57     683,372.92
                                                    2008     18.57        14.86     521,594.46
                                                    2009     14.86        19.98     494,089.65

Met/AIM Small Cap Growth Division (Class B)........ 2004     11.27        12.05      26,294.95
                                                    2005     12.05        12.83      50,215.73
                                                    2006     12.83        14.41      82,523.50
                                                    2007     14.41        15.73      94,017.36
                                                    2008     15.73         9.47      80,145.63
                                                    2009      9.47        12.46      73,627.85

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B)......................................... 2004     29.14        31.56     117,721.46
                                                    2005     31.56        34.04     298,396.49
                                                    2006     34.04        37.54     324,215.96
                                                    2007     37.54        34.29     314,103.91
                                                    2008     34.29        18.16     246,922.94
                                                    2009     18.16        25.21     223,645.47

Met/Franklin Income Division (Class B)/(i)/........ 2008      9.99         7.96      65,467.64
                                                    2009      7.96        10.01     133,239.70

Met/Franklin Mutual Shares Division (Class B)/(i)/. 2008      9.99         6.58      29,274.68
                                                    2009      6.58         8.08      67,025.87

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/................................... 2008      9.99         7.01     144,929.43
                                                    2009      7.01         8.87     175,218.39

Met/Templeton Growth Division (Class B)/(i)/....... 2008      9.99         6.55      25,230.25
                                                    2009      6.55         8.54      33,984.78

MetLife Mid Cap Stock Index Division (Class B)..... 2004     11.52        12.87     208,061.30
                                                    2005     12.87        14.18     554,103.04
                                                    2006     14.18        15.31     720,723.19
                                                    2007     15.31        16.18     815,160.84
                                                    2008     16.18        10.12     870,940.54
                                                    2009     10.12        13.61     779,815.38

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Stock Index Division (Class B)................... 2004    $32.51       $35.16      454,627.96
                                                          2005     35.16        36.08    1,199,871.15
                                                          2006     36.08        40.86    1,603,848.66
                                                          2007     40.86        42.17    1,777,768.44
                                                          2008     42.17        26.01    1,911,644.92
                                                          2009     26.01        32.20    1,814,584.61

MFS(R) Research International Division (Class B)......... 2004      9.65        11.06       50,747.07
                                                          2005     11.06        12.66      136,987.82
                                                          2006     12.66        15.75      459,100.86
                                                          2007     15.75        17.54      602,200.33
                                                          2008     17.54         9.94      760,261.43
                                                          2009      9.94        12.85      625,532.66

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     34.93        37.91       57,702.72
                                                          2005     37.91        38.33      124,020.75
                                                          2006     38.33        42.19      132,486.50
                                                          2007     42.19        43.18      145,281.71
                                                          2008     43.18        32.96      120,025.00
                                                          2009     32.96        38.34      109,408.46

MFS(R) Value Division (Class B).......................... 2004     11.93        12.85      374,626.53
                                                          2005     12.85        12.43      724,619.90
                                                          2006     12.43        14.40      756,964.22
                                                          2007     14.40        13.58      757,560.42
                                                          2008     13.58         8.85      618,064.49
                                                          2009      8.85        10.49      549,389.91

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.40        10.91      332,349.68
                                                          2005     10.91        12.12      858,238.92
                                                          2006     12.12        14.95    1,194,424.94
                                                          2007     14.95        16.24    1,350,230.97
                                                          2008     16.24         9.23    1,590,004.75
                                                          2009      9.23        11.64    1,410,760.29

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.25        21.25      245,824.45
                                                          2005     21.25        23.39      630,927.75
                                                          2006     23.39        25.57      853,094.21
                                                          2007     25.57        25.94      925,152.39
                                                          2008     25.94        13.39      828,055.72
                                                          2009     13.39        19.45      738,216.07

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.84         8.50       40,222.67
                                                          2006      8.50         8.99      137,636.89
                                                          2007      8.99        10.10      329,952.88
                                                          2008     10.10         5.37      350,373.23
                                                          2009      5.37         7.59      290,429.06

Oppenheimer Global Equity Division (Class B)............. 2004     12.48        14.36       27,956.80
                                                          2005     14.36        16.38      117,941.26
                                                          2006     16.38        18.74      248,855.43
                                                          2007     18.74        19.57      343,124.58
                                                          2008     19.57        11.44      269,245.86
                                                          2009     11.44        15.72      222,415.71

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006    $10.89       $10.98       98,620.86
                                                        2007     10.98        11.96      347,789.82
                                                        2008     11.96        10.94    1,120,866.37
                                                        2009     10.94        12.70    1,110,381.27

PIMCO Total Return Division (Class B).................. 2004     11.55        11.95      498,836.31
                                                        2005     11.95        12.01    1,136,842.07
                                                        2006     12.01        12.34    1,359,793.00
                                                        2007     12.34        13.05    1,553,384.52
                                                        2008     13.05        12.88    1,547,779.69
                                                        2009     12.88        14.95    1,549,998.52

RCM Technology Division (Class B)...................... 2004      4.12         4.29       73,802.78
                                                        2005      4.29         4.68      148,140.40
                                                        2006      4.68         4.84      259,282.93
                                                        2007      4.84         6.27      762,703.26
                                                        2008      6.27         3.42      706,859.86
                                                        2009      3.42         5.35      884,140.78

Russell 2000(R) Index Division (Class B)............... 2004     13.25        15.14      141,755.55
                                                        2005     15.14        15.52      350,011.64
                                                        2006     15.52        17.94      523,741.24
                                                        2007     17.94        17.34      570,083.25
                                                        2008     17.34        11.30      559,869.69
                                                        2009     11.30        13.97      532,783.70

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.68        11.37       26,769.64
                                                        2007     11.37        11.80       59,479.13
                                                        2008     11.80         7.78       34,105.98
                                                        2009      7.78         9.87      102,646.82

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.49        11.11       22,946.50
                                                        2007     11.11        11.52       30,912.00
                                                        2008     11.52         8.48       45,979.46
                                                        2009      8.48        10.42      393,719.43

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.98        11.87      110,295.64
                                                        2005     11.87        12.41      294,698.78
                                                        2006     12.41        13.78      410,605.16
                                                        2007     13.78        14.78      636,200.16
                                                        2008     14.78         8.43      539,130.67
                                                        2009      8.43        11.85      473,303.91

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.21         7.03      107,430.42
                                                        2005      7.03         7.92      343,464.54
                                                        2006      7.92         8.27      506,529.21
                                                        2007      8.27         9.56      876,740.66
                                                        2008      9.56         5.66    1,025,221.21
                                                        2009      5.66         8.10      964,784.27

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     12.11        12.89       69,587.07
                                                        2005     12.89        14.03      124,476.65
                                                        2006     14.03        14.29      172,403.57
                                                        2007     14.29        15.39      162,352.58
                                                        2008     15.39         9.63      169,587.64
                                                        2009      9.63        13.13      175,810.58

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004    $18.13       $19.18      172,124.52
                                                         2005     19.18        19.34      576,153.07
                                                         2006     19.34        19.93      721,556.34
                                                         2007     19.93        20.32      728,579.12
                                                         2008     20.32        16.94      512,516.99
                                                         2009     16.94        21.96      449,321.31

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.98        15.31      179,014.21
                                                         2005     15.31        15.26      589,407.46
                                                         2006     15.26        15.59      712,004.15
                                                         2007     15.59        15.95      715,332.75
                                                         2008     15.95        15.59      521,318.83
                                                         2009     15.59        15.96      515,974.90

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.12       28,913.27
                                                         2006     11.12        12.65      196,169.63
                                                         2007     12.65        12.84      356,079.47
                                                         2008     12.84         7.52      347,402.50
                                                         2009      7.52         9.72      313,709.18

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.27      265,930.71
                                                         2006     10.27        10.80      432,526.78
                                                         2007     10.80        11.21      688,541.23
                                                         2008     11.21         9.43      877,797.87
                                                         2009      9.43        11.18    1,082,687.42

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.49      455,839.07
                                                         2006     10.49        11.29    1,597,413.69
                                                         2007     11.29        11.63    2,891,813.57
                                                         2008     11.63         8.96    3,704,385.94
                                                         2009      8.96        10.90    3,639,409.33

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.72    1,208,419.42
                                                         2006     10.72        11.79    3,901,804.14
                                                         2007     11.79        12.09    7,491,319.15
                                                         2008     12.09         8.48    8,298,987.60
                                                         2009      8.48        10.55    8,986,111.50

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.95      600,426.63
                                                         2006     10.95        12.29    2,916,170.94
                                                         2007     12.29        12.55    6,445,914.14
                                                         2008     12.55         8.00    7,010,215.91
                                                         2009      8.00        10.16    6,600,476.28
At 1.95 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/............. 2006     14.10        14.75      357,999.08
                                                         2007     14.75        14.95      823,793.83
                                                         2008     14.95        13.29      516,021.08
                                                         2009     13.29        14.67      476,103.99

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004   $ 15.87      $ 18.81     154,178.34
                                                     2005     18.81        23.12     388,885.90
                                                     2006     23.12        28.13     690,957.63
                                                     2007     28.13        33.50     932,881.79
                                                     2008     33.50        15.27     856,429.19
                                                     2009     15.27        24.15     816,662.29

American Funds Growth Division (Class 2)............ 2004    103.43       114.11      97,615.02
                                                     2005    114.11       130.03     234,076.91
                                                     2006    130.03       140.56     338,346.73
                                                     2007    140.56       154.85     382,373.62
                                                     2008    154.85        85.07     383,696.41
                                                     2009     85.07       116.31     352,893.24

American Funds Growth-Income Division (Class 2)..... 2004     80.49        87.13     102,191.11
                                                     2005     87.13        90.43     253,909.56
                                                     2006     90.43       102.17     351,895.32
                                                     2007    102.17       105.24     383,293.04
                                                     2008    105.24        64.14     326,500.85
                                                     2009     64.14        82.55     305,376.46

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.85 SEPARATE ACCOUNT CHARGE

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
American Funds Balanced Allocation Division
  (Class C)/(i)/......................................... 2008   $ 10.00      $  6.98      87,557.69
                                                          2009      6.98         8.87      41,711.76

American Funds Bond Division+ (Class 2)/(e)/............. 2006     14.04        14.68         285.76
                                                          2007     14.68        14.87       2,966.80
                                                          2008     14.87        13.21       5,323.72
                                                          2009     13.21        14.58       5,861.01

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/......................................... 2001     13.59        13.25           0.00
                                                          2002     13.25        10.51           0.00
                                                          2003     10.51        15.82      16,276.78
                                                          2004     15.82        18.75      35,175.14
                                                          2005     18.75        23.04      41,539.10
                                                          2006     23.04        28.01      76,385.21
                                                          2007     28.01        33.34      66,717.75
                                                          2008     33.34        15.18      60,337.00
                                                          2009     15.18        24.01      55,245.60

American Funds Growth Allocation Division (Class C)/(i)/. 2008      9.99         6.34     147,345.36
                                                          2009      6.34         8.34     276,752.11

American Funds Growth Division+ (Class 2)/(a)/........... 2001    114.03       103.08           0.00
                                                          2002    103.08        76.33           0.00
                                                          2003     76.33       102.36       9,687.49
                                                          2004    102.36       112.86      20,523.05
                                                          2005    112.86       128.55      19,557.50
                                                          2006    128.55       138.89      18,383.62
                                                          2007    138.89       152.93      16,417.04
                                                          2008    152.93        83.98      14,835.46
                                                          2009     83.98       114.76      13,657.62

American Funds Growth-Income Division+ (Class 2)/(a)/.... 2001     80.00        76.67           0.00
                                                          2002     76.67        61.37         595.67
                                                          2003     61.37        79.66      16,673.18
                                                          2004     79.66        86.18      28,078.77
                                                          2005     86.18        89.40      20,444.99
                                                          2006     89.40       100.96      18,095.73
                                                          2007    100.96       103.94      16,950.80
                                                          2008    103.94        63.31      13,873.69
                                                          2009     63.31        81.45      12,956.38
American Funds Moderate Allocation Division
  (Class C)/(i)/......................................... 2008     10.01         7.66      52,675.94
                                                          2009      7.66         9.28      72,355.31

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $11.14       $12.69       2,465.13
                                                       2005     12.69        14.65      10,628.57
                                                       2006     14.65        16.72      23,054.77
                                                       2007     16.72        18.06      44,197.05
                                                       2008     18.06         9.88      79,005.37
                                                       2009      9.88        11.83      66,649.39

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.10        12.42     112,089.24
                                                       2005     12.42        12.42     259,575.03
                                                       2006     12.42        12.66     298,677.10
                                                       2007     12.66        13.25     386,972.91
                                                       2008     13.25        13.74     275,501.13
                                                       2009     13.74        14.16     270,397.68

BlackRock Aggressive Growth Division (Class B)........ 2004     31.23        34.52       1,936.92
                                                       2005     34.52        37.42       2,919.02
                                                       2006     37.42        39.12       6,593.98
                                                       2007     39.12        46.17      15,811.45
                                                       2008     46.17        24.54      14,508.19
                                                       2009     24.54        35.91      13,307.36

BlackRock Bond Income Division (Class B).............. 2004     39.44        40.74      12,203.33
                                                       2005     40.74        40.86      25,429.41
                                                       2006     40.86        41.77      41,165.96
                                                       2007     41.77        43.47      54,499.65
                                                       2008     43.47        41.11      39,516.18
                                                       2009     41.11        44.06      32,834.42

BlackRock Diversified Division (Class B).............. 2004     32.60        35.07      10,496.05
                                                       2005     35.07        35.40      18,982.49
                                                       2006     35.40        38.32      20,874.02
                                                       2007     38.32        39.72      56,594.43
                                                       2008     39.72        29.26      56,291.54
                                                       2009     29.26        33.60      51,123.51

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     70.14        70.53       7,084.23
                                                       2008     70.53        43.40      19,177.91
                                                       2009     43.40        50.79      15,111.61

BlackRock Large Cap Division (Class B)/(g)/........... 2004     54.17        59.59       1,881.76
                                                       2005     59.59        60.45       3,756.59
                                                       2006     60.45        67.55       6,856.82
                                                       2007     67.55        70.74           0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.59        11.65       7,999.04
                                                       2005     11.65        12.07      24,302.59
                                                       2006     12.07        14.12      75,219.82
                                                       2007     14.12        14.29     130,341.51
                                                       2008     14.29         9.10     107,190.43
                                                       2009      9.10         9.92     109,730.76

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $22.22       $24.27       9,423.14
                                                     2005     24.27        25.44       4,568.51
                                                     2006     25.44        25.94       8,075.47
                                                     2007     25.94        30.16      38,186.68
                                                     2008     30.16        18.74      37,676.48
                                                     2009     18.74        25.12      58,160.77

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.36        16.50         912.12
                                                     2007     16.50        16.80       1,642.68
                                                     2008     16.80         9.07      42,086.33
                                                     2009      9.07         9.44           0.00

BlackRock Money Market Division (Class B)........... 2004     20.01        19.88      20,934.55
                                                     2005     19.88        20.03       8,434.82
                                                     2006     20.03        20.56       9,432.79
                                                     2007     20.56        21.15      10,237.43
                                                     2008     21.15        21.30      35,755.34
                                                     2009     21.30        20.97      16,458.29

BlackRock Strategic Value Division (Class B)........ 2004     15.83        17.76      40,690.20
                                                     2005     17.76        18.12      81,971.87
                                                     2006     18.12        20.71     103,214.52
                                                     2007     20.71        19.58     100,523.59
                                                     2008     19.58        11.81      86,090.41
                                                     2009     11.81        13.08      67,620.04

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.79      46,331.32
                                                     2005     12.79        14.23     123,861.73
                                                     2006     14.23        19.22     225,365.42
                                                     2007     19.22        16.03     213,683.63
                                                     2008     16.03         9.18     192,656.00
                                                     2009      9.18        12.14     165,693.92

Davis Venture Value Division (Class B).............. 2004     27.37        29.37      31,161.37
                                                     2005     29.37        31.71      60,892.62
                                                     2006     31.71        35.59     102,139.81
                                                     2007     35.59        36.46     131,826.19
                                                     2008     36.46        21.64     122,233.24
                                                     2009     21.64        27.97      97,797.37

FI Mid Cap Opportunities Division (Class B)......... 2004     14.19        15.92       8,203.79
                                                     2005     15.92        16.67      14,255.47
                                                     2006     16.67        18.26      16,262.91
                                                     2007     18.26        19.38      28,232.01
                                                     2008     19.38         8.47      38,181.84
                                                     2009      8.47        11.11      31,711.28

FI Value Leaders Division (Class B)................. 2004     21.89        24.62       3,119.82
                                                     2005     24.62        26.70      17,700.78
                                                     2006     26.70        29.26      29,405.15
                                                     2007     29.26        29.86      36,516.85
                                                     2008     29.86        17.85      19,286.63
                                                     2009     17.85        21.28      17,475.22

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)............. 2004   $ 11.89      $ 13.76      21,852.43
                                                             2005     13.76        15.44      51,829.46
                                                             2006     15.44        19.53     114,085.91
                                                             2007     19.53        18.95     145,783.34
                                                             2008     18.95        11.00     133,439.40
                                                             2009     11.00        16.74     116,903.41

Janus Forty Division (Class B)/(h)/......................... 2007    130.24       159.29       2,823.16
                                                             2008    159.29        90.69      15,989.43
                                                             2009     90.69       127.18      14,767.01

Jennison Growth Division (Class B)/(b)/..................... 2005      3.97         4.76       2,883.67
                                                             2006      4.76         4.79       9,227.62
                                                             2007      4.79         5.24      25,032.72
                                                             2008      5.24         3.26     118,653.55
                                                             2009      3.26         4.47     136,366.99

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.15         4.31         166.62
                                                             2005      4.31         3.93         166.45

Lazard Mid Cap Division (Class B)........................... 2004     12.41        13.37       1,884.05
                                                             2005     13.37        14.18       8,881.48
                                                             2006     14.18        15.96      11,450.66
                                                             2007     15.96        15.24      29,761.50
                                                             2008     15.24         9.23      18,296.07
                                                             2009      9.23        12.39      19,436.74

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.51         7.05       1,971.14
                                                             2005      7.05         7.86       7,035.25
                                                             2006      7.86         7.58      18,287.94
                                                             2007      7.58         7.61      18,448.84
                                                             2008      7.61         4.55      21,058.19
                                                             2009      4.55         5.94      19,270.69

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.06         9.68      23,737.63
                                                             2007      9.68         8.94      35,679.58
                                                             2008      8.94         3.98      20,365.71
                                                             2009      3.98         5.39      19,028.01

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.51         8.31         881.90
                                                             2005      8.31         8.72       3,593.59
                                                             2006      8.72         9.10      12,123.92

Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division)
  (Class B)................................................. 2004     22.38        25.29       2,706.09
                                                             2005     25.29        26.48       8,531.22
                                                             2006     26.48        30.26      18,511.16
                                                             2007     30.26        33.16      32,070.75
                                                             2008     33.16        20.81      32,360.95
                                                             2009     20.81        26.54      27,410.24

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth
  Division Class B))............................... 2004    $ 8.69       $ 9.59       2,837.37
                                                    2005      9.59         9.83       4,382.34
                                                    2006      9.83        10.59      10,108.02
                                                    2007     10.59        10.84      13,924.63
                                                    2008     10.84         6.24      40,879.03
                                                    2009      6.24         7.95      42,536.27

Lord Abbett Bond Debenture Division (Class B)...... 2004     15.38        16.34       8,309.78
                                                    2005     16.34        16.28      22,220.05
                                                    2006     16.28        17.45      46,666.36
                                                    2007     17.45        18.25      77,204.80
                                                    2008     18.25        14.58      70,769.72
                                                    2009     14.58        19.58      76,881.91

Met/AIM Small Cap Growth Division (Class B)........ 2004     11.23        12.00       1,548.23
                                                    2005     12.00        12.75       6,758.71
                                                    2006     12.75        14.29      11,749.55
                                                    2007     14.29        15.58      11,000.38
                                                    2008     15.58         9.37      13,182.43
                                                    2009      9.37        12.31      12,098.13

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B))........................................ 2004     28.66        31.01      10,938.90
                                                    2005     31.01        33.40      39,037.45
                                                    2006     33.40        36.78      53,222.82
                                                    2007     36.78        33.55      53,625.69
                                                    2008     33.55        17.74      38,133.17
                                                    2009     17.74        24.58      33,716.72

Met/Franklin Income Division (Class B)/(i)/........ 2008      9.99         7.96      14,695.76
                                                    2009      7.96         9.99      25,571.42

Met/Franklin Mutual Shares Division (Class B)/(i)/. 2008      9.99         6.57       2,792.31
                                                    2009      6.57         8.06       6,100.76

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/................................... 2008      9.99         7.01      27,757.88
                                                    2009      7.01         8.84      29,159.66

Met/Templeton Growth Division (Class B)/(i)/....... 2008      9.99         6.54         602.30
                                                    2009      6.54         8.52       5,169.57

MetLife Mid Cap Stock Index Division (Class B)..... 2004     11.45        12.79      36,438.48
                                                    2005     12.79        14.06      79,289.13
                                                    2006     14.06        15.16      93,502.64
                                                    2007     15.16        16.00     132,264.26
                                                    2008     16.00         9.99     125,998.49
                                                    2009      9.99        13.42      95,821.66

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Stock Index Division (Class B)................... 2004    $31.84       $34.39      66,514.00
                                                          2005     34.39        35.24     137,284.94
                                                          2006     35.24        39.85     143,558.08
                                                          2007     39.85        41.07     171,795.93
                                                          2008     41.07        25.29     169,992.47
                                                          2009     25.29        31.26     156,864.49

MFS(R) Research International Division (Class B)......... 2004      9.60        10.99       9,588.22
                                                          2005     10.99        12.56      31,239.40
                                                          2006     12.56        15.61      55,909.20
                                                          2007     15.61        17.36     100,997.39
                                                          2008     17.36         9.82     106,004.96
                                                          2009      9.82        12.68      92,087.94

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     34.05        36.91       2,362.83
                                                          2005     36.91        37.27      21,930.33
                                                          2006     37.27        40.96      12,278.96
                                                          2007     40.96        41.86      22,416.46
                                                          2008     41.86        31.91      26,643.32
                                                          2009     31.91        37.05      22,585.73

MFS(R) Value Division (Class B).......................... 2004     11.83        12.73      24,712.03
                                                          2005     12.73        12.29      94,008.85
                                                          2006     12.29        14.22     131,465.63
                                                          2007     14.22        13.40     148,236.20
                                                          2008     13.40         8.72     102,395.94
                                                          2009      8.72        10.32      82,838.62

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.33        10.81      50,755.18
                                                          2005     10.81        11.99     109,187.10
                                                          2006     11.99        14.77     108,247.58
                                                          2007     14.77        16.02     163,313.93
                                                          2008     16.02         9.09     172,688.21
                                                          2009      9.09        11.44     159,973.37

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.10        21.06      21,081.97
                                                          2005     21.06        23.14      86,924.58
                                                          2006     23.14        25.26     128,208.60
                                                          2007     25.26        25.58     160,955.45
                                                          2008     25.58        13.19     161,514.70
                                                          2009     13.19        19.13     127,623.80

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.79         8.44       7,145.14
                                                          2006      8.44         8.91      11,798.94
                                                          2007      8.91        10.00      41,752.68
                                                          2008     10.00         5.30      72,395.10
                                                          2009      5.30         7.49      74,156.09

Oppenheimer Global Equity Division (Class B)............. 2004     12.34        14.20       6,130.20
                                                          2005     14.20        16.16      11,094.06
                                                          2006     16.16        18.46      20,708.84
                                                          2007     18.46        19.26      39,616.94
                                                          2008     19.26        11.24      58,993.08
                                                          2009     11.24        15.42      55,937.51

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006    $10.84       $10.92       8,750.65
                                                        2007     10.92        11.87      42,316.60
                                                        2008     11.87        10.85     158,096.40
                                                        2009     10.85        12.58     172,066.28

PIMCO Total Return Division (Class B).................. 2004     11.49        11.88      44,470.27
                                                        2005     11.88        11.92     118,147.15
                                                        2006     11.92        12.23     148,988.71
                                                        2007     12.23        12.92     187,733.26
                                                        2008     12.92        12.73     138,733.24
                                                        2009     12.73        14.75     173,517.93

RCM Technology Division (Class B)...................... 2004      4.10         4.26      41,703.19
                                                        2005      4.26         4.64       7,809.11
                                                        2006      4.64         4.80      10,707.73
                                                        2007      4.80         6.20      68,532.97
                                                        2008      6.20         3.38     130,577.36
                                                        2009      3.38         5.28     157,682.56

Russell 2000(R) Index Division (Class B)............... 2004     13.14        15.00      24,091.71
                                                        2005     15.00        15.36      54,386.94
                                                        2006     15.36        17.73      77,172.79
                                                        2007     17.73        17.10      97,412.29
                                                        2008     17.10        11.13      79,333.26
                                                        2009     11.13        13.74      64,534.09

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.67        11.35          78.81
                                                        2007     11.35        11.76      16,119.87
                                                        2008     11.76         7.74       3,343.40
                                                        2009      7.74         9.81       6,822.99

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.48        11.09          50.25
                                                        2007     11.09        11.48       1,993.28
                                                        2008     11.48         8.44       1,263.77
                                                        2009      8.44        10.35      26,517.02

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.89        11.77      11,706.79
                                                        2005     11.77        12.28      31,767.70
                                                        2006     12.28        13.61      39,997.07
                                                        2007     13.61        14.58      52,982.35
                                                        2008     14.58         8.30      59,491.81
                                                        2009      8.30        11.66      46,445.84

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.18         6.99       5,792.84
                                                        2005      6.99         7.86      30,236.23
                                                        2006      7.86         8.20      57,433.72
                                                        2007      8.20         9.47     117,074.17
                                                        2008      9.47         5.60     133,990.47
                                                        2009      5.60         7.99     111,852.90

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class B)....... 2004    $11.98       $12.74        4,888.49
                                                         2005     12.74        13.85       14,095.69
                                                         2006     13.85        14.09       14,021.46
                                                         2007     14.09        15.14       15,498.32
                                                         2008     15.14         9.46       19,507.95
                                                         2009      9.46        12.88       15,541.86
Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     17.87        18.89       10,385.34
                                                         2005     18.89        19.02       75,416.95
                                                         2006     19.02        19.57      102,265.24
                                                         2007     19.57        19.92      116,242.92
                                                         2008     19.92        16.58      132,925.11
                                                         2009     16.58        21.47      121,862.31
Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.77        15.08       30,454.36
                                                         2005     15.08        15.01       83,256.83
                                                         2006     15.01        15.31       97,864.20
                                                         2007     15.31        15.63      118,123.87
                                                         2008     15.63        15.27       84,695.57
                                                         2009     15.27        15.60       83,005.49

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.11          225.18
                                                         2006     11.11        12.62        6,219.56
                                                         2007     12.62        12.79       28,330.13
                                                         2008     12.79         7.47       52,024.45
                                                         2009      7.47         9.65       39,251.30

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.26        3,874.57
                                                         2006     10.26        10.77       18,659.38
                                                         2007     10.77        11.16      164,718.99
                                                         2008     11.16         9.38      249,320.59
                                                         2009      9.38        11.10      295,834.39
MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.48       70,714.08
                                                         2006     10.48        11.26      187,956.39
                                                         2007     11.26        11.58      769,427.45
                                                         2008     11.58         8.91      718,875.03
                                                         2009      8.91        10.82      689,464.20

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.71       85,846.97
                                                         2006     10.71        11.76      463,035.46
                                                         2007     11.76        12.05      763,832.68
                                                         2008     12.05         8.44      916,612.54
                                                         2009      8.44        10.48      898,480.54
MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.94      122,891.77
                                                         2006     10.94        12.26      419,480.40
                                                         2007     12.26        12.50    1,035,764.98
                                                         2008     12.50         7.96      944,219.59
                                                         2009      7.96        10.09      828,754.44

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
At 2.10 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006   $ 13.91      $ 14.54      22,784.06
                                                     2007     14.54        14.71     108,865.66
                                                     2008     14.71        13.06     136,815.91
                                                     2009     13.06        14.40     101,454.36

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.73        18.62      29,197.21
                                                     2005     18.62        22.86      65,064.34
                                                     2006     22.86        27.77     111,854.84
                                                     2007     27.77        33.02     155,236.14
                                                     2008     33.02        15.02     151,446.97
                                                     2009     15.02        23.73     133,850.54

American Funds Growth Division (Class 2)............ 2004    100.39       110.58      13,152.20
                                                     2005    110.58       125.83      29,151.88
                                                     2006    125.83       135.81      46,224.23
                                                     2007    135.81       149.39      59,508.91
                                                     2008    149.39        81.95      53,584.06
                                                     2009     81.95       111.88      43,587.75

American Funds Growth-Income Division (Class 2)..... 2004     78.13        84.44      10,297.47
                                                     2005     84.44        87.51      29,267.22
                                                     2006     87.51        98.72      48,176.05
                                                     2007     98.72       101.54      59,832.77
                                                     2008    101.54        61.79      52,677.64
                                                     2009     61.79        79.41      44,766.37

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.95 SEPARATE ACCOUNT CHARGE

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
American Funds Balanced Allocation Division
  (Class C)/(i)/......................................... 2008   $ 10.00      $  6.98      4,429.96
                                                          2009      6.98         8.85     21,392.53

American Funds Bond Division+ (Class 2)/(e)/............. 2006     13.91        14.54        609.09
                                                          2007     14.54        14.71      8,556.70
                                                          2008     14.71        13.06      5,627.05
                                                          2009     13.06        14.40      5,174.78

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/......................................... 2001     13.55        13.20          0.00
                                                          2002     13.20        10.46      6,770.73
                                                          2003     10.46        15.73     19,818.67
                                                          2004     15.73        18.62     27,055.05
                                                          2005     18.62        22.86     27,764.62
                                                          2006     22.86        27.77     33,806.46
                                                          2007     27.77        33.02     31,194.78
                                                          2008     33.02        15.02     25,007.49
                                                          2009     15.02        23.73     13,830.25

American Funds Growth Allocation Division (Class C)/(i)/. 2008      9.99         6.33      6,318.23
                                                          2009      6.33         8.32      4,927.47

American Funds Growth Division+ (Class 2)/(a)/........... 2001    112.05       101.25          0.00
                                                          2002    101.25        74.90      2,729.99
                                                          2003     74.90       100.34      9,349.78
                                                          2004    100.34       110.53     14,562.37
                                                          2005    110.53       125.77     15,316.45
                                                          2006    125.77       135.74     16,484.29
                                                          2007    135.74       149.32     14,638.88
                                                          2008    149.32        81.91     11,738.22
                                                          2009     81.91       111.83      8,661.00

American Funds Growth-Income Division+ (Class 2)/(a)/.... 2001     78.61        75.31          0.00
                                                          2002     75.31        60.22      3,960.17
                                                          2003     60.22        78.09     20,009.43
                                                          2004     78.09        84.39     24,296.87
                                                          2005     84.39        87.47     24,577.59
                                                          2006     87.47        98.68     23,058.63
                                                          2007     98.68       101.49     17,968.87
                                                          2008    101.49        61.76     14,155.02
                                                          2009     61.76        79.37      8,549.43

American Funds Moderate Allocation Division
  (Class C)/(i)/......................................... 2008     10.01         7.65          0.00
                                                          2009      7.65         9.26      2,841.49

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

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $11.00       $12.52         47.63
                                                       2005     12.52        14.44      2,963.92
                                                       2006     14.44        16.46      4,110.21
                                                       2007     16.46        17.76      3,157.70
                                                       2008     17.76         9.71      3,597.07
                                                       2009      9.71        11.61      3,066.43

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.03        12.35     31,888.21
                                                       2005     12.35        12.33     58,362.22
                                                       2006     12.33        12.56     52,710.37
                                                       2007     12.56        13.13     40,676.85
                                                       2008     13.13        13.60     29,784.71
                                                       2009     13.60        14.01     21,915.36

BlackRock Aggressive Growth Division (Class B)........ 2004     30.73        33.95          0.00
                                                       2005     33.95        36.77          0.00
                                                       2006     36.77        38.39      1,194.30
                                                       2007     38.39        45.27        600.98
                                                       2008     45.27        24.04        502.35
                                                       2009     24.04        35.14      2,343.36

BlackRock Bond Income Division (Class B).............. 2004     38.63        39.88        528.75
                                                       2005     39.88        39.95      2,908.64
                                                       2006     39.95        40.81      2,700.98
                                                       2007     40.81        42.42      2,773.60
                                                       2008     42.42        40.08      2,000.10
                                                       2009     40.08        42.91      2,214.04

BlackRock Diversified Division (Class B).............. 2004     32.03        34.43      1,286.48
                                                       2005     34.43        34.72      1,417.92
                                                       2006     34.72        37.54      1,304.25
                                                       2007     37.54        38.88      1,555.27
                                                       2008     38.88        28.61         42.92
                                                       2009     28.61        32.82         45.44

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     68.49        68.82        603.94
                                                       2008     68.82        42.31         89.12
                                                       2009     42.31        49.46         88.20

BlackRock Large Cap Division (Class B)/(g)/........... 2004     53.05        58.32          0.00
                                                       2005     58.32        59.10         64.81
                                                       2006     59.10        65.98        534.50
                                                       2007     65.98        69.07          0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.57        11.62          0.00
                                                       2005     11.62        12.03      3,132.73
                                                       2006     12.03        14.05      4,271.56
                                                       2007     14.05        14.21      6,612.88
                                                       2008     14.21         9.04     11,462.13
                                                       2009      9.04         9.85      6,791.97

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

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $22.01       $24.03      1,115.87
                                                     2005     24.03        25.16      1,111.80
                                                     2006     25.16        25.63      1,227.84
                                                     2007     25.63        29.77      1,040.52
                                                     2008     29.77        18.48      5,591.12
                                                     2009     18.48        24.74      1,465.53

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.20        16.33          0.00
                                                     2007     16.33        16.61          0.00
                                                     2008     16.61         8.96      2,435.38
                                                     2009      8.96         9.32          0.00

BlackRock Money Market Division (Class B)........... 2004     19.60        19.46          0.00
                                                     2005     19.46        19.59          0.00
                                                     2006     19.59        20.09          0.00
                                                     2007     20.09        20.64          0.00
                                                     2008     20.64        20.77          0.00
                                                     2009     20.77        20.42          0.00

BlackRock Strategic Value Division (Class B)........ 2004     15.77        17.68      3,999.70
                                                     2005     17.68        18.02      6,163.03
                                                     2006     18.02        20.57      7,949.48
                                                     2007     20.57        19.43      7,339.58
                                                     2008     19.43        11.71      3,270.29
                                                     2009     11.71        12.95      3,356.03

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.78      7,319.82
                                                     2005     12.78        14.20     19,686.55
                                                     2006     14.20        19.16     42,276.42
                                                     2007     19.16        15.97     35,776.12
                                                     2008     15.97         9.13     23,251.06
                                                     2009      9.13        12.07     23,593.95

Davis Venture Value Division (Class B).............. 2004     27.11        29.07        345.72
                                                     2005     29.07        31.36      4,729.71
                                                     2006     31.36        35.16      5,991.31
                                                     2007     35.16        35.98      6,083.12
                                                     2008     35.98        21.34      7,539.75
                                                     2009     21.34        27.55      5,267.11

FI Mid Cap Opportunities Division (Class B)......... 2004     14.08        15.80      1,081.56
                                                     2005     15.80        16.52      2,267.62
                                                     2006     16.52        18.08      3,620.59
                                                     2007     18.08        19.17      4,459.56
                                                     2008     19.17         8.37      4,482.61
                                                     2009      8.37        10.97      6,370.06

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
FI Value Leaders Division (Class B)......................... 2004   $ 21.65      $ 24.34        233.65
                                                             2005     24.34        26.36      4,359.90
                                                             2006     26.36        28.87      3,387.51
                                                             2007     28.87        29.42      2,211.88
                                                             2008     29.42        17.57      2,028.32
                                                             2009     17.57        20.93      1,043.64

Harris Oakmark International Division (Class B)............. 2004     11.86        13.72        949.47
                                                             2005     13.72        15.37      4,360.22
                                                             2006     15.37        19.42      5,990.28
                                                             2007     19.42        18.83      8,376.67
                                                             2008     18.83        10.92      7,073.66
                                                             2009     10.92        16.60      8,667.90

Janus Forty Division (Class B)/(h)/......................... 2007    127.01       155.23        236.72
                                                             2008    155.23        88.29      1,814.95
                                                             2009     88.29       123.70      1,025.61

Jennison Growth Division (Class B)/(b)/..................... 2005      3.95         4.73      3,161.78
                                                             2006      4.73         4.76      3,155.78
                                                             2007      4.76         5.20      2,392.99
                                                             2008      5.20         3.23      2,375.26
                                                             2009      3.23         4.43      2,358.23

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.13         4.29        931.60
                                                             2005      4.29         3.91        930.56

Lazard Mid Cap Division (Class B)........................... 2004     12.38        13.32        744.36
                                                             2005     13.32        14.12        379.82
                                                             2006     14.12        15.88        464.48
                                                             2007     15.88        15.15        865.71
                                                             2008     15.15         9.16        860.08
                                                             2009      9.16        12.29        697.85

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.48         7.02        363.43
                                                             2005      7.02         7.82      2,208.93
                                                             2006      7.82         7.54      4,667.37
                                                             2007      7.54         7.56      3,706.47
                                                             2008      7.56         4.52      4,179.79
                                                             2009      4.52         5.89      4,032.99

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.00         9.61      1,368.60
                                                             2007      9.61         8.87      1,363.74
                                                             2008      8.87         3.94      1,353.32
                                                             2009      3.94         5.34      4,783.40

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.48         8.26          0.00
                                                             2005      8.26         8.66        511.00
                                                             2006      8.66         9.03      1,368.70

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division)
  (Class B)........................................ 2004    $22.16       $25.02        957.25
                                                    2005     25.02        26.17      1,914.50
                                                    2006     26.17        29.88      2,596.92
                                                    2007     29.88        32.71      3,184.36
                                                    2008     32.71        20.51      3,544.72
                                                    2009     20.51        26.13      2,836.89

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth
  Division Class B)................................ 2004      8.66         9.56          0.00
                                                    2005      9.56         9.78        252.79
                                                    2006      9.78        10.53      1,890.28
                                                    2007     10.53        10.77      2,360.96
                                                    2008     10.77         6.20      2,353.50
                                                    2009      6.20         7.88      6,086.24

Lord Abbett Bond Debenture Division (Class B)...... 2004     15.26        16.20        993.97
                                                    2005     16.20        16.13      2,941.48
                                                    2006     16.13        17.26      6,019.69
                                                    2007     17.26        18.04     11,446.78
                                                    2008     18.04        14.40      9,528.47
                                                    2009     14.40        19.31      8,916.10

Met/AIM Small Cap Growth Division (Class B)........ 2004     11.20        11.96      1,999.50
                                                    2005     11.96        12.70      4,087.05
                                                    2006     12.70        14.22      4,077.01
                                                    2007     14.22        15.49      4,352.05
                                                    2008     15.49         9.30      3,606.96
                                                    2009      9.30        12.21      4,222.28

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B)......................................... 2004     28.35        30.65        953.24
                                                    2005     30.65        32.98      4,369.76
                                                    2006     32.98        36.28      2,625.73
                                                    2007     36.28        33.06      2,781.48
                                                    2008     33.06        17.46      2,983.91
                                                    2009     17.46        24.18      2,232.38

Met/Franklin Income Division (Class B)/(i)/........ 2008      9.99         7.95      5,044.98
                                                    2009      7.95         9.97      3,262.51

Met/Franklin Mutual Shares Division (Class B)/(i)/. 2008      9.99         6.57      5,743.52
                                                    2009      6.57         8.05          0.00

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/................................... 2008      9.99         7.00     30,135.30
                                                    2009      7.00         8.83     23,527.52

Met/Templeton Growth Division (Class B)/(i)/....... 2008      9.99         6.54          0.00
                                                    2009      6.54         8.51          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Division (Class B)........... 2004    $11.41       $12.73      3,071.40
                                                          2005     12.73        13.98      4,379.18
                                                          2006     13.98        15.06      7,809.23
                                                          2007     15.06        15.88      6,602.43
                                                          2008     15.88         9.91      9,320.16
                                                          2009      9.91        13.29     22,517.17

MetLife Stock Index Division (Class B)................... 2004     31.39        33.89     13,176.55
                                                          2005     33.89        34.69     20,802.11
                                                          2006     34.69        39.19     20,974.70
                                                          2007     39.19        40.35     16,593.18
                                                          2008     40.35        24.82     17,180.84
                                                          2009     24.82        30.65     23,911.63

MFS(R) Research International Division (Class B)......... 2004      9.57        10.95        476.58
                                                          2005     10.95        12.50      1,637.50
                                                          2006     12.50        15.52      6,763.82
                                                          2007     15.52        17.24      7,505.32
                                                          2008     17.24         9.74      7,214.85
                                                          2009      9.74        12.57      7,908.64

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     33.48        36.27        646.66
                                                          2005     36.27        36.58      1,203.01
                                                          2006     36.58        40.16      1,029.13
                                                          2007     40.16        41.00      5,429.37
                                                          2008     41.00        31.22      1,821.85
                                                          2009     31.22        36.22      1,381.73

MFS(R) Value Division (Class B).......................... 2004     11.77        12.65      1,123.06
                                                          2005     12.65        12.21      4,829.93
                                                          2006     12.21        14.11      1,157.60
                                                          2007     14.11        13.28      1,196.70
                                                          2008     13.28         8.63      5,035.86
                                                          2009      8.63        10.21      1,084.11

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.27        10.75      9,314.05
                                                          2005     10.75        11.90     13,763.63
                                                          2006     11.90        14.65     13,998.00
                                                          2007     14.65        15.87     10,212.27
                                                          2008     15.87         8.99     14,373.62
                                                          2009      8.99        11.32     37,732.20

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.00        20.93      2,574.08
                                                          2005     20.93        22.97      7,229.51
                                                          2006     22.97        25.05      9,441.32
                                                          2007     25.05        25.35     13,857.09
                                                          2008     25.35        13.05     12,288.68
                                                          2009     13.05        18.92     13,730.02

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.76         8.40      1,552.74
                                                          2006      8.40         8.86      5,249.29
                                                          2007      8.86         9.93      5,294.21
                                                          2008      9.93         5.26      5,611.30
                                                          2009      5.26         7.42      7,634.67

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class B)........... 2004    $12.25       $14.09      2,591.07
                                                        2005     14.09        16.02      4,150.28
                                                        2006     16.02        18.28      8,339.32
                                                        2007     18.28        19.05     12,075.92
                                                        2008     19.05        11.10     11,275.36
                                                        2009     11.10        15.22      9,917.50

PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006     10.81        10.88          0.00
                                                        2007     10.88        11.82      3,051.90
                                                        2008     11.82        10.79     25,371.95
                                                        2009     10.79        12.49     18,875.01

PIMCO Total Return Division (Class B).................. 2004     11.46        11.83      4,757.70
                                                        2005     11.83        11.86     14,606.50
                                                        2006     11.86        12.16     13,969.05
                                                        2007     12.16        12.83     10,920.01
                                                        2008     12.83        12.63      9,043.02
                                                        2009     12.63        14.62      6,701.30

RCM Technology Division (Class B)...................... 2004      4.09         4.24        213.88
                                                        2005      4.24         4.62        212.24
                                                        2006      4.62         4.77      3,322.25
                                                        2007      4.77         6.16      2,641.39
                                                        2008      6.16         3.35     11,033.06
                                                        2009      3.35         5.23     33,748.95

Russell 2000(R) Index Division (Class B)............... 2004     13.07        14.91      2,868.80
                                                        2005     14.91        15.25      3,573.72
                                                        2006     15.25        17.58      8,011.43
                                                        2007     17.58        16.95      6,460.23
                                                        2008     16.95        11.02      3,706.08
                                                        2009     11.02        13.58     10,719.48

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.67        11.33        670.77
                                                        2007     11.33        11.74          0.00
                                                        2008     11.74         7.71          0.00
                                                        2009      7.71         9.77          0.00

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.47        11.08      2,714.30
                                                        2007     11.08        11.45      1,284.07
                                                        2008     11.45         8.41      1,764.89
                                                        2009      8.41        10.31          0.00

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.83        11.69        356.94
                                                        2005     11.69        12.19      1,171.46
                                                        2006     12.19        13.50      1,416.31
                                                        2007     13.50        14.45      5,088.09
                                                        2008     14.45         8.22      3,195.72
                                                        2009      8.22        11.53      2,671.40

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class B)......... 2004    $ 6.16       $ 6.96         559.85
                                                         2005      6.96         7.83       4,916.77
                                                         2006      7.83         8.15       5,805.41
                                                         2007      8.15         9.40       7,527.42
                                                         2008      9.40         5.55       7,808.99
                                                         2009      5.55         7.92       7,989.33

T. Rowe Price Small Cap Growth Division (Class B)....... 2004     11.90        12.64         602.29
                                                         2005     12.64        13.72       1,137.94
                                                         2006     13.72        13.95       1,361.63
                                                         2007     13.95        14.98       1,650.75
                                                         2008     14.98         9.35       1,576.50
                                                         2009      9.35        12.72       1,554.94

Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     17.70        18.70       2,689.93
                                                         2005     18.70        18.81       8,012.26
                                                         2006     18.81        19.34       7,032.64
                                                         2007     19.34        19.66       5,110.05
                                                         2008     19.66        16.35       4,492.72
                                                         2009     16.35        21.14       3,681.09

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.63        14.92       2,108.37
                                                         2005     14.92        14.84       6,283.23
                                                         2006     14.84        15.13       4,472.45
                                                         2007     15.13        15.43       4,227.20
                                                         2008     15.43        15.05       8,972.78
                                                         2009     15.05        15.36       9,251.24

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.10           0.00
                                                         2006     11.10        12.60           0.00
                                                         2007     12.60        12.76       4,030.40
                                                         2008     12.76         7.45       9,154.41
                                                         2009      7.45         9.60       3,962.71

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.26           0.00
                                                         2006     10.26        10.75       2,074.04
                                                         2007     10.75        11.13      28,990.88
                                                         2008     11.13         9.34      12,902.22
                                                         2009      9.34        11.05      14,688.07

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.47       7,354.91
                                                         2006     10.47        11.24      14,148.53
                                                         2007     11.24        11.55      63,148.46
                                                         2008     11.55         8.88      57,396.15
                                                         2009      8.88        10.77      45,917.24

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.70      46,491.36
                                                         2006     10.70        11.74      69,819.26
                                                         2007     11.74        12.01      97,717.86
                                                         2008     12.01         8.41     121,265.95
                                                         2009      8.41        10.43      63,410.49

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/.................................... 2005   $  9.99      $ 10.93      11,458.42
                                                     2006     10.93        12.24      63,979.50
                                                     2007     12.24        12.47      91,710.88
                                                     2008     12.47         7.93     135,900.90
                                                     2009      7.93        10.04     100,187.57

At 2.20 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006     13.79        14.40           0.00
                                                     2007     14.40        14.55       3,535.61
                                                     2008     14.55        12.90       3,513.81
                                                     2009     12.90        14.21       3,294.39

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.64        18.50       1,548.37
                                                     2005     18.50        22.68       3,303.35
                                                     2006     22.68        27.53       9,878.37
                                                     2007     27.53        32.70      14,621.74
                                                     2008     32.70        14.86      12,731.69
                                                     2009     14.86        23.46      13,910.72

American Funds Growth Division (Class 2)............ 2004     98.41       108.29       1,538.99
                                                     2005    108.29       123.10       2,730.25
                                                     2006    123.10       132.73       4,551.06
                                                     2007    132.73       145.86       5,997.42
                                                     2008    145.86        79.94       5,837.37
                                                     2009     79.94       109.02       8,038.41

American Funds Growth-Income Division (Class 2)..... 2004     76.59        82.69       1,555.89
                                                     2005     82.69        85.61       3,032.38
                                                     2006     85.61        96.49       4,108.55
                                                     2007     96.49        99.14       4,891.86
                                                     2008     99.14        60.27       4,698.06
                                                     2009     60.27        77.38       4,491.44

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.90 SEPARATE ACCOUNT CHARGE

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
American Funds Balanced Allocation Division
  (Class C)/(i)/......................................... 2008   $ 10.00      $  6.98       6,600.20
                                                          2009      6.98         8.86      27,970.76

American Funds Bond Division+ (Class 2)/(e)/............. 2006     13.98        14.61       8,302.42
                                                          2007     14.61        14.79      45,731.95
                                                          2008     14.79        13.13      13,981.78
                                                          2009     13.13        14.49       5,972.30

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/......................................... 2001     13.57        13.22           0.00
                                                          2002     13.22        10.49       3,013.91
                                                          2003     10.49        15.78      24,019.52
                                                          2004     15.78        18.68      75,500.24
                                                          2005     18.68        22.95      75,518.87
                                                          2006     22.95        27.89      65,936.39
                                                          2007     27.89        33.18      69,803.28
                                                          2008     33.18        15.10      67,083.02
                                                          2009     15.10        23.87      57,472.60

American Funds Growth Allocation Division (Class C)/(i)/. 2008      9.99         6.33     182,777.63
                                                          2009      6.33         8.33     255,087.71

American Funds Growth Division+ (Class 2)/(a)/........... 2001    113.04       102.16           0.00
                                                          2002    102.16        75.61       1,405.54
                                                          2003     75.61       101.34      18,951.53
                                                          2004    101.34       111.69      41,274.48
                                                          2005    111.69       127.15      35,235.78
                                                          2006    127.15       137.31      29,683.32
                                                          2007    137.31       151.12      28,363.02
                                                          2008    151.12        82.94      26,111.18
                                                          2009     82.94       113.28      22,757.03

American Funds Growth-Income Division+ (Class 2)/(a)/.... 2001     79.30        75.99           0.00
                                                          2002     75.99        60.79         738.38
                                                          2003     60.79        78.87      24,558.88
                                                          2004     78.87        85.28      46,623.82
                                                          2005     85.28        88.43      35,378.65
                                                          2006     88.43        99.81      32,205.65
                                                          2007     99.81       102.71      30,390.79
                                                          2008    102.71        62.53      26,080.28
                                                          2009     62.53        80.40      23,184.24

American Funds Moderate Allocation Division
  (Class C)/(i)/......................................... 2008     10.01         7.65     111,165.03
                                                          2009      7.65         9.27     126,901.31

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $11.07       $12.60       7,892.03
                                                       2005     12.60        14.54      22,696.08
                                                       2006     14.54        16.59      51,532.87
                                                       2007     16.59        17.91      51,160.26
                                                       2008     17.91         9.80      68,310.84
                                                       2009      9.80        11.72      56,459.69

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.07        12.38     187,078.15
                                                       2005     12.38        12.38     551,933.01
                                                       2006     12.38        12.61     804,630.02
                                                       2007     12.61        13.19     907,802.70
                                                       2008     13.19        13.67     608,233.65
                                                       2009     13.67        14.08     648,999.95

BlackRock Aggressive Growth Division (Class B)........ 2004     30.98        34.23       2,563.08
                                                       2005     34.23        37.09       4,192.86
                                                       2006     37.09        38.75       5,261.53
                                                       2007     38.75        45.71      16,192.31
                                                       2008     45.71        24.29      22,100.15
                                                       2009     24.29        35.52      17,182.90

BlackRock Bond Income Division (Class B).............. 2004     39.04        40.31       8,496.88
                                                       2005     40.31        40.40      23,822.60
                                                       2006     40.40        41.28      34,782.13
                                                       2007     41.28        42.94      35,871.15
                                                       2008     42.94        40.59      30,498.36
                                                       2009     40.59        43.48      31,866.39

BlackRock Diversified Division (Class B).............. 2004     32.31        34.75      13,155.22
                                                       2005     34.75        35.06      27,231.71
                                                       2006     35.06        37.93      29,430.26
                                                       2007     37.93        39.30      28,777.50
                                                       2008     39.30        28.93      23,742.95
                                                       2009     28.93        33.21      27,845.44

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     69.31        69.67       4,375.89
                                                       2008     69.67        42.85       4,554.85
                                                       2009     42.85        50.12       7,150.95

BlackRock Large Cap Division (Class B)/(g)/........... 2004     53.61        58.96       1,909.74
                                                       2005     58.96        59.77       2,660.67
                                                       2006     59.77        66.76       3,705.30
                                                       2007     66.76        69.90           0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.58        11.63      22,322.20
                                                       2005     11.63        12.05      41,594.87
                                                       2006     12.05        14.09     116,327.23
                                                       2007     14.09        14.25     113,845.08
                                                       2008     14.25         9.07     101,252.36
                                                       2009      9.07         9.88      88,296.99

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $22.11       $24.15       4,428.47
                                                     2005     24.15        25.30      10,411.55
                                                     2006     25.30        25.79      17,725.63
                                                     2007     25.79        29.96      37,008.49
                                                     2008     29.96        18.61      33,890.44
                                                     2009     18.61        24.93      32,122.93

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.28        16.41       1,576.80
                                                     2007     16.41        16.70       2,500.39
                                                     2008     16.70         9.02       6,693.18
                                                     2009      9.02         9.38           0.00

BlackRock Money Market Division (Class B)........... 2004     19.80        19.67       1,072.38
                                                     2005     19.67        19.81       7,603.00
                                                     2006     19.81        20.32       8,198.05
                                                     2007     20.32        20.90      29,253.00
                                                     2008     20.90        21.04      75,487.96
                                                     2009     21.04        20.69      60,834.72

BlackRock Strategic Value Division (Class B)........ 2004     15.80        17.72      55,979.61
                                                     2005     17.72        18.07      98,736.12
                                                     2006     18.07        20.64     112,796.68
                                                     2007     20.64        19.50     117,425.03
                                                     2008     19.50        11.76      90,956.16
                                                     2009     11.76        13.01      78,427.33

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.79      60,311.53
                                                     2005     12.79        14.21     159,522.75
                                                     2006     14.21        19.19     298,819.21
                                                     2007     19.19        16.00     241,237.34
                                                     2008     16.00         9.15     172,633.24
                                                     2009      9.15        12.10     165,120.49

Davis Venture Value Division (Class B).............. 2004     27.24        29.22      18,162.55
                                                     2005     29.22        31.54      52,269.42
                                                     2006     31.54        35.38      78,511.61
                                                     2007     35.38        36.22      88,607.34
                                                     2008     36.22        21.49      88,036.78
                                                     2009     21.49        27.76      93,931.28

FI Mid Cap Opportunities Division (Class B)......... 2004     14.13        15.86       6,514.49
                                                     2005     15.86        16.60      27,484.79
                                                     2006     16.60        18.17      69,751.33
                                                     2007     18.17        19.27      50,530.18
                                                     2008     19.27         8.42      33,157.54
                                                     2009      8.42        11.04      35,055.02

FI Value Leaders Division (Class B)................. 2004     21.77        24.48       5,620.49
                                                     2005     24.48        26.53      24,352.49
                                                     2006     26.53        29.06      50,585.56
                                                     2007     29.06        29.64      36,435.84
                                                     2008     29.64        17.71      26,656.72
                                                     2009     17.71        21.11      25,251.33

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)............. 2004   $ 11.88      $ 13.74      19,839.38
                                                             2005     13.74        15.40      46,534.14
                                                             2006     15.40        19.48     125,310.90
                                                             2007     19.48        18.89     131,198.43
                                                             2008     18.89        10.96     109,517.92
                                                             2009     10.96        16.67     119,933.22

Janus Forty Division (Class B)/(h)/......................... 2007    128.61       157.25       5,990.05
                                                             2008    157.25        89.48      17,307.68
                                                             2009     89.48       125.43      19,058.63

Jennison Growth Division (Class B)/(b)/..................... 2005      3.96         4.75      17,649.05
                                                             2006      4.75         4.77      34,473.50
                                                             2007      4.77         5.22      82,167.38
                                                             2008      5.22         3.25     105,862.53
                                                             2009      3.25         4.45     128,963.43

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.14         4.30       8,461.18
                                                             2005      4.30         3.92      15,706.71

Lazard Mid Cap Division (Class B)........................... 2004     12.40        13.34       8,860.83
                                                             2005     13.34        14.15      13,904.65
                                                             2006     14.15        15.92      35,006.86
                                                             2007     15.92        15.20      33,045.39
                                                             2008     15.20         9.20      28,317.62
                                                             2009      9.20        12.34      20,880.98

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.49         7.04       2,152.57
                                                             2005      7.04         7.84      11,420.66
                                                             2006      7.84         7.56      43,155.36
                                                             2007      7.56         7.59      36,319.74
                                                             2008      7.59         4.53      29,690.85
                                                             2009      4.53         5.92      26,507.40

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.03         9.65      33,449.10
                                                             2007      9.65         8.90      39,023.81
                                                             2008      8.90         3.96      31,015.26
                                                             2009      3.96         5.37      34,986.48

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.49         8.28       6,409.53
                                                             2005      8.28         8.69      14,609.30
                                                             2006      8.69         9.06      17,892.23

Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division)
  (Class B)................................................. 2004     22.27        25.15       1,928.19
                                                             2005     25.15        26.33       7,199.13
                                                             2006     26.33        30.07      49,397.54
                                                             2007     30.07        32.93      26,653.48
                                                             2008     32.93        20.66      28,044.08
                                                             2009     20.66        26.34      26,080.49

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth
  Division Class B))............................... 2004    $ 8.67       $ 9.57       6,866.00
                                                    2005      9.57         9.81      14,892.87
                                                    2006      9.81        10.56      23,574.14
                                                    2007     10.56        10.80      21,790.22
                                                    2008     10.80         6.22      18,210.43
                                                    2009      6.22         7.91      18,220.83

Lord Abbett Bond Debenture Division (Class B)...... 2004     15.32        16.27      30,495.71
                                                    2005     16.27        16.20      73,264.68
                                                    2006     16.20        17.35     104,800.64
                                                    2007     17.35        18.14      89,876.49
                                                    2008     18.14        14.49      81,655.65
                                                    2009     14.49        19.44      76,694.15

Met/AIM Small Cap Growth Division (Class B)........ 2004     11.21        11.98       3,867.30
                                                    2005     11.98        12.72      15,395.42
                                                    2006     12.72        14.26      20,736.20
                                                    2007     14.26        15.54      22,873.56
                                                    2008     15.54         9.34      16,307.95
                                                    2009      9.34        12.26      15,246.90

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B))........................................ 2004     28.50        30.83      18,953.73
                                                    2005     30.83        33.19      44,310.59
                                                    2006     33.19        36.53      34,293.35
                                                    2007     36.53        33.30      31,383.57
                                                    2008     33.30        17.60      25,701.67
                                                    2009     17.60        24.38      24,533.12

Met/Franklin Income Division (Class B)/(i)/........ 2008      9.99         7.95       7,631.00
                                                    2009      7.95         9.98      12,803.01

Met/Franklin Mutual Shares Division (Class B)/(i)/. 2008      9.99         6.57       2,867.51
                                                    2009      6.57         8.05       3,545.72

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/................................... 2008      9.99         7.00      15,870.20
                                                    2009      7.00         8.84      16,238.36

Met/Templeton Growth Division (Class B)/(i)/....... 2008      9.99         6.54       1,355.19
                                                    2009      6.54         8.51       1,867.62

MetLife Mid Cap Stock Index Division (Class B)..... 2004     11.43        12.76      56,261.03
                                                    2005     12.76        14.02     124,981.68
                                                    2006     14.02        15.11     225,611.34
                                                    2007     15.11        15.94     195,960.85
                                                    2008     15.94         9.95     191,507.40
                                                    2009      9.95        13.35     186,745.18

MetLife Stock Index Division (Class B)............. 2004     31.61        34.14     113,413.87
                                                    2005     34.14        34.97     305,157.46
                                                    2006     34.97        39.52     411,168.43
                                                    2007     39.52        40.70     460,945.12
                                                    2008     40.70        25.05     457,667.81
                                                    2009     25.05        30.95     466,043.22

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MFS(R) Research International Division (Class B)......... 2004    $ 9.59       $10.97      15,145.00
                                                          2005     10.97        12.53      25,743.00
                                                          2006     12.53        15.57     104,895.91
                                                          2007     15.57        17.30     140,472.71
                                                          2008     17.30         9.78     157,821.30
                                                          2009      9.78        12.63     134,187.84

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     33.76        36.59       3,816.14
                                                          2005     36.59        36.93      15,082.43
                                                          2006     36.93        40.56      38,985.17
                                                          2007     40.56        41.43      55,843.58
                                                          2008     41.43        31.56      47,932.74
                                                          2009     31.56        36.64      45,504.43

MFS(R) Value Division (Class B).......................... 2004     11.80        12.69      89,526.94
                                                          2005     12.69        12.25     140,906.69
                                                          2006     12.25        14.16     147,417.10
                                                          2007     14.16        13.34     150,943.32
                                                          2008     13.34         8.67     128,254.05
                                                          2009      8.67        10.26     102,381.33

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.30        10.78      93,488.74
                                                          2005     10.78        11.95     227,873.64
                                                          2006     11.95        14.71     313,985.53
                                                          2007     14.71        15.95     354,580.62
                                                          2008     15.95         9.04     403,025.28
                                                          2009      9.04        11.38     377,826.43

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.05        20.99      36,734.21
                                                          2005     20.99        23.05      91,597.80
                                                          2006     23.05        25.16     115,220.08
                                                          2007     25.16        25.47     126,896.17
                                                          2008     25.47        13.12     117,733.06
                                                          2009     13.12        19.02     107,911.47

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.78         8.42      11,045.82
                                                          2006      8.42         8.89      31,118.38
                                                          2007      8.89         9.97      72,516.09
                                                          2008      9.97         5.28      75,252.58
                                                          2009      5.28         7.45      74,881.02

Oppenheimer Global Equity Division (Class B)............. 2004     12.30        14.14       7,687.26
                                                          2005     14.14        16.09      18,561.69
                                                          2006     16.09        18.37      46,604.61
                                                          2007     18.37        19.16      59,841.56
                                                          2008     19.16        11.17      66,571.17
                                                          2009     11.17        15.32      65,780.18

PIMCO Inflation Protected Bond Division (Class B)/(e)/... 2006     10.83        10.90      12,083.89
                                                          2007     10.90        11.84      25,724.68
                                                          2008     11.84        10.82     156,654.00
                                                          2009     10.82        12.53     199,402.13

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
PIMCO Total Return Division (Class B).............. 2004    $11.47       $11.85      91,450.71
                                                    2005     11.85        11.89     211,423.65
                                                    2006     11.89        12.20     283,358.24
                                                    2007     12.20        12.87     340,174.83
                                                    2008     12.87        12.68     262,254.44
                                                    2009     12.68        14.69     278,755.04

RCM Technology Division (Class B).................. 2004      4.10         4.25      20,294.24
                                                    2005      4.25         4.63      22,047.22
                                                    2006      4.63         4.79      34,273.48
                                                    2007      4.79         6.18     110,778.13
                                                    2008      6.18         3.37     123,776.39
                                                    2009      3.37         5.25     152,166.36

Russell 2000(R) Index Division (Class B)........... 2004     13.10        14.95      29,954.58
                                                    2005     14.95        15.30      65,152.20
                                                    2006     15.30        17.65     105,614.62
                                                    2007     17.65        17.03     121,059.07
                                                    2008     17.03        11.08     115,926.73
                                                    2009     11.08        13.66     112,696.60

SSgA Growth ETF Division (Class B)/(e)/............ 2006     10.67        11.34           2.69
                                                    2007     11.34        11.75       3,536.75
                                                    2008     11.75         7.73       8,399.08
                                                    2009      7.73         9.79      14,430.38

SSgA Growth and Income ETF Division (Class B)/(e)/. 2006     10.48        11.09          71.66
                                                    2007     11.09        11.46       3,546.22
                                                    2008     11.46         8.43       5,086.56
                                                    2009      8.43        10.33       9,215.28

T. Rowe Price Large Cap Growth Division (Class B).. 2004     10.86        11.73      39,975.81
                                                    2005     11.73        12.24      61,086.27
                                                    2006     12.24        13.56      74,688.89
                                                    2007     13.56        14.52      89,830.48
                                                    2008     14.52         8.26      75,873.73
                                                    2009      8.26        11.59      76,806.36

T. Rowe Price Mid Cap Growth Division (Class B).... 2004      6.17         6.97      26,082.30
                                                    2005      6.97         7.85      47,602.89
                                                    2006      7.85         8.17     105,812.07
                                                    2007      8.17         9.43     358,391.38
                                                    2008      9.43         5.57     339,296.29
                                                    2009      5.57         7.96     296,892.75

T. Rowe Price Small Cap Growth Division (Class B).. 2004     11.94        12.69      10,681.68
                                                    2005     12.69        13.78      23,051.77
                                                    2006     13.78        14.02      28,507.52
                                                    2007     14.02        15.06      88,427.03
                                                    2008     15.06         9.41      97,497.74
                                                    2009      9.41        12.80      82,593.13

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004    $17.79       $18.79       14,023.91
                                                         2005     18.79        18.91       62,081.03
                                                         2006     18.91        19.45       96,822.65
                                                         2007     19.45        19.79       93,146.89
                                                         2008     19.79        16.46       65,540.93
                                                         2009     16.46        21.31       63,239.55

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.70        15.00       56,301.68
                                                         2005     15.00        14.92      105,648.46
                                                         2006     14.92        15.22      127,007.24
                                                         2007     15.22        15.53      114,044.86
                                                         2008     15.53        15.16       80,758.16
                                                         2009     15.16        15.48       95,813.80

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.11       24,202.61
                                                         2006     11.11        12.61       43,445.90
                                                         2007     12.61        12.77       73,267.32
                                                         2008     12.77         7.46       32,656.72
                                                         2009      7.46         9.63       37,661.30

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.26       10,574.32
                                                         2006     10.26        10.76       20,750.77
                                                         2007     10.76        11.15      153,582.42
                                                         2008     11.15         9.36      174,009.37
                                                         2009      9.36        11.07      201,900.23

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.48       26,727.72
                                                         2006     10.48        11.25      186,306.38
                                                         2007     11.25        11.57      373,767.70
                                                         2008     11.57         8.90      454,564.49
                                                         2009      8.90        10.80      473,752.58

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.71      172,472.23
                                                         2006     10.71        11.75      435,700.96
                                                         2007     11.75        12.03      984,962.91
                                                         2008     12.03         8.42    1,142,923.75
                                                         2009      8.42        10.46    1,200,612.88

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.93      161,123.95
                                                         2006     10.93        12.25      552,712.91
                                                         2007     12.25        12.48    1,196,141.30
                                                         2008     12.48         7.95    1,449,190.54
                                                         2009      7.95        10.07    1,486,827.03

At 2.15 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/............. 2006     13.85        14.47       29,754.86
                                                         2007     14.47        14.63       65,533.52
                                                         2008     14.63        12.98       61,633.18
                                                         2009     12.98        14.30       64,796.29

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004   $ 15.69      $ 18.56      22,855.68
                                                     2005     18.56        22.77      65,511.64
                                                     2006     22.77        27.65     148,347.38
                                                     2007     27.65        32.86     210,517.72
                                                     2008     32.86        14.94     219,837.50
                                                     2009     14.94        23.59     205,394.06

American Funds Growth Division (Class 2)............ 2004     99.40       109.43      14,058.69
                                                     2005    109.43       124.46      31,533.74
                                                     2006    124.46       134.26      54,896.22
                                                     2007    134.26       147.62      72,479.89
                                                     2008    147.62        80.94      74,474.41
                                                     2009     80.94       110.44      72,056.94

American Funds Growth-Income Division (Class 2)..... 2004     77.35        83.56      19,344.03
                                                     2005     83.56        86.56      42,140.74
                                                     2006     86.56        97.60      63,265.18
                                                     2007     97.60       100.33      67,965.08
                                                     2008    100.33        61.02      60,995.53
                                                     2009     61.02        78.38      61,099.94

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.15 SEPARATE ACCOUNT CHARGE

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/............ 2008   $ 10.00      $  6.97          0.00
                                                                       2009      6.97         8.82        170.56

American Funds Bond Division+ (Class 2)/(e)/.......................... 2006     13.67        14.26      1,871.50
                                                                       2007     14.26        14.40      9,055.63
                                                                       2008     14.40        12.75          0.00
                                                                       2009     12.75        14.04          0.00

American Funds Global Small Capitalization Division+ (Class 2)/(a)/... 2001     13.46        13.10          0.00
                                                                       2002     13.10        10.36        240.07
                                                                       2003     10.36        15.55      2,826.25
                                                                       2004     15.55        18.37      8,233.81
                                                                       2005     18.37        22.51     10,408.87
                                                                       2006     22.51        27.29     10,006.16
                                                                       2007     27.29        32.39     11,559.57
                                                                       2008     32.39        14.71      7,460.49
                                                                       2009     14.71        23.18      4,904.52

American Funds Growth Allocation Division (Class C)/(i)/.............. 2008      9.99         6.32      4,448.73
                                                                       2009      6.32         8.30      3,446.38

American Funds Growth Division+ (Class 2)/(a)/........................ 2001    108.20        97.69          0.00
                                                                       2002     97.69        72.12        296.99
                                                                       2003     72.12        96.42      1,763.09
                                                                       2004     96.42       106.00      6,382.60
                                                                       2005    106.00       120.37      4,184.29
                                                                       2006    120.37       129.66      4,691.87
                                                                       2007    129.66       142.35      4,374.86
                                                                       2008    142.35        77.93      2,860.94
                                                                       2009     77.93       106.18      1,819.93

American Funds Growth-Income Division+ (Class 2)/(a)/................. 2001     75.91        72.66          0.00
                                                                       2002     72.66        57.98          0.00
                                                                       2003     57.98        75.04      1,645.67
                                                                       2004     75.04        80.94      3,961.92
                                                                       2005     80.94        83.72      5,156.55
                                                                       2006     83.72        94.26      3,541.86
                                                                       2007     94.26        96.75      4,096.76
                                                                       2008     96.75        58.75      2,227.45
                                                                       2009     58.75        75.36      1,969.58

American Funds Moderate Allocation Division (Class C)/(i)/............ 2008     10.01         7.64          0.00
                                                                       2009      7.64         9.23          0.00

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Artio International Stock (formerly Julius Baer International Stock
  Division) (Class B)................................................. 2004    $10.72       $12.18      1,185.09
                                                                       2005     12.18        14.02      6,521.01
                                                                       2006     14.02        15.95      6,632.18
                                                                       2007     15.95        17.18      7,330.52
                                                                       2008     17.18         9.37      4,167.26
                                                                       2009      9.37        11.18      2,362.00

Barclays Capital Aggregate Bond Index (formerly Lehman Brothers(R)
  Aggregate Bond Index Division) (Class B)............................ 2004     11.90        12.19      7,253.18
                                                                       2005     12.19        12.16      8,368.75
                                                                       2006     12.16        12.35      5,145.51
                                                                       2007     12.35        12.89      5,902.09
                                                                       2008     12.89        13.33      5,617.96
                                                                       2009     13.33        13.70      6,438.43

BlackRock Aggressive Growth Division (Class B)........................ 2004     29.76        32.83          0.00
                                                                       2005     32.83        35.49          0.00
                                                                       2006     35.49        36.98          0.00
                                                                       2007     36.98        43.52         76.67
                                                                       2008     43.52        23.06        133.12
                                                                       2009     23.06        33.65      1,316.38

BlackRock Bond Income Division (Class B).............................. 2004     37.07        38.21      2,768.23
                                                                       2005     38.21        38.21      1,917.22
                                                                       2006     38.21        38.94      2,114.21
                                                                       2007     38.94        40.41      2,311.88
                                                                       2008     40.41        38.09      2,079.75
                                                                       2009     38.09        40.71      2,004.55

BlackRock Diversified Division (Class B).............................. 2004     30.90        33.18          0.00
                                                                       2005     33.18        33.39          0.00
                                                                       2006     33.39        36.03          0.00
                                                                       2007     36.03        37.24        601.14
                                                                       2008     37.24        27.35        596.84
                                                                       2009     27.35        31.32        591.90

BlackRock Large Cap Core Division* (Class B)/(g)/..................... 2007     65.30        65.53        422.54
                                                                       2008     65.53        40.20        394.51
                                                                       2009     40.20        46.90         30.72

BlackRock Large Cap Division (Class B)/(g)/........................... 2004     50.88        55.87         31.72
                                                                       2005     55.87        56.49         31.52
                                                                       2006     56.49        31.33         62.95
                                                                       2007     31.33        65.85          0.00

BlackRock Large Cap Value Division (Class B).......................... 2004     10.53        11.56          0.00
                                                                       2005     11.56        11.94          0.00
                                                                       2006     11.94        13.92      4,445.25
                                                                       2007     13.92        14.05      4,685.58
                                                                       2008     14.05         8.92      4,444.82
                                                                       2009      8.92         9.70      4,229.14

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division (Class B)/(c)/............. 2004    $21.59       $23.54          0.00
                                                                       2005     23.54        24.60          0.00
                                                                       2006     24.60        25.01          0.00
                                                                       2007     25.01        28.99        724.68
                                                                       2008     28.99        17.96        782.39
                                                                       2009     17.96        24.00        776.94

BlackRock Legacy Large Cap Growth Division--Class B (formerly FI
  Large Cap Division/(e)/)/(j)/....................................... 2006     15.89        16.00          0.00
                                                                       2007     16.00        16.24          0.00
                                                                       2008     16.24         8.74          0.00
                                                                       2009      8.74         9.09          0.00

BlackRock Money Market Division (Class B)............................. 2004     18.81        18.65          0.00
                                                                       2005     18.65        18.73          0.00
                                                                       2006     18.73        19.17          0.00
                                                                       2007     19.17        19.66          0.00
                                                                       2008     19.66        19.74        592.07
                                                                       2009     19.74        19.37        591.41

BlackRock Strategic Value Division (Class B).......................... 2004     15.65        17.52      4,359.43
                                                                       2005     17.52        17.82     12,692.69
                                                                       2006     17.82        20.31      7,473.56
                                                                       2007     20.31        19.14      5,884.16
                                                                       2008     19.14        11.51      3,872.47
                                                                       2009     11.51        12.71      1,361.93

Clarion Global Real Estate Division (Class B)/(c)/.................... 2004      9.99        12.76      6,313.11
                                                                       2005     12.76        14.15     15,657.67
                                                                       2006     14.15        19.06     14,390.26
                                                                       2007     19.06        15.85     15,054.80
                                                                       2008     15.85         9.05      9,491.92
                                                                       2009      9.05        11.93      8,879.19

Davis Venture Value Division (Class B)................................ 2004     26.60        28.49        629.82
                                                                       2005     28.49        30.67      3,898.38
                                                                       2006     30.67        34.32      4,076.30
                                                                       2007     34.32        35.04      3,126.24
                                                                       2008     35.04        20.74      2,324.40
                                                                       2009     20.74        26.72      2,815.91

FI Mid Cap Opportunities Division (Class B)........................... 2004     13.88        15.55      2,350.77
                                                                       2005     15.55        16.24      5,857.29
                                                                       2006     16.24        17.73      9,926.05
                                                                       2007     17.73        18.76      6,203.77
                                                                       2008     18.76         8.18      3,796.56
                                                                       2009      8.18        10.69        110.80

FI Value Leaders Division (Class B)................................... 2004     21.18        23.78        753.43
                                                                       2005     23.78        25.70      2,653.54
                                                                       2006     25.70        28.09      2,870.31
                                                                       2007     28.09        28.57      1,557.81
                                                                       2008     28.57        17.02      1,647.52
                                                                       2009     17.02        20.24      1,726.46

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)....................... 2004   $ 11.80      $ 13.63      2,368.65
                                                                       2005     13.63        15.24      2,653.09
                                                                       2006     15.24        19.22      9,277.08
                                                                       2007     19.22        18.60     10,095.38
                                                                       2008     18.60        10.76      8,915.70
                                                                       2009     10.76        16.33      9,147.99

Janus Forty Division (Class B)/(h)/................................... 2007    120.78       147.43        234.65
                                                                       2008    147.43        83.68      1,121.71
                                                                       2009     83.68       117.00      1,852.07

Jennison Growth Division (Class B)/(b)/............................... 2005      3.91         4.68      1,088.48
                                                                       2006      4.68         4.70      1,293.36
                                                                       2007      4.70         5.12      6,035.81
                                                                       2008      5.12         3.18          0.00
                                                                       2009      3.18         4.34      9,356.03

Jennison Growth Division (formerly Met/Putnam Voyager Division)
  (Class B)/(b)/...................................................... 2004      4.10         4.25      1,445.15
                                                                       2005      4.25         3.87      1,462.74

Lazard Mid Cap Division (Class B)..................................... 2004     12.32        13.24        288.66
                                                                       2005     13.24        14.00        466.97
                                                                       2006     14.00        15.72      3,759.00
                                                                       2007     15.72        14.96        320.43
                                                                       2008     14.96         9.03        355.46
                                                                       2009      9.03        12.09        332.07

Legg Mason Partners Aggressive Growth (Class B)....................... 2004      6.44         6.97        897.70
                                                                       2005      6.97         7.75        668.32
                                                                       2006      7.75         7.45      1,660.30
                                                                       2007      7.45         7.46        697.13
                                                                       2008      7.46         4.45          0.00
                                                                       2009      4.45         5.79          0.00

Legg Mason Value Equity (Class B)/(f)/................................ 2006      8.87         9.46          0.00
                                                                       2007      9.46         8.71          0.00
                                                                       2008      8.71         3.87          0.00
                                                                       2009      3.87         5.22          0.00

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division)
  (Class B)/(f)/...................................................... 2004      7.40         8.16          0.00
                                                                       2005      8.16         8.54      5,906.22
                                                                       2006      8.54         8.91      5,906.22

Loomis Sayles Small Cap Core Division (formerly Loomis Sayles Small
  Cap Division) (Class B)............................................. 2004     21.72        24.49          0.00
                                                                       2005     24.49        25.57         22.83
                                                                       2006     25.57        29.13      4,380.90
                                                                       2007     29.13        31.82      3,455.47
                                                                       2008     31.82        19.91      2,353.46
                                                                       2009     19.91        25.32        632.26

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division (formerly Franklin Templeton
  Small Cap Growth Division Class B))................................. 2004    $ 8.61       $ 9.49      2,009.35
                                                                       2005      9.49         9.69      2,072.58
                                                                       2006      9.69        10.41      4,732.51
                                                                       2007     10.41        10.63      4,682.46
                                                                       2008     10.63         6.10      3,410.58
                                                                       2009      6.10         7.74      3,805.69

Lord Abbett Bond Debenture Division (Class B)......................... 2004     15.02        15.92        892.85
                                                                       2005     15.92        15.82      1,493.79
                                                                       2006     15.82        16.90      7,224.03
                                                                       2007     16.90        17.62      9,642.63
                                                                       2008     17.62        14.03      8,507.62
                                                                       2009     14.03        18.79      6,525.51

Met/AIM Small Cap Growth Division (Class B)........................... 2004     11.14        11.88      2,324.91
                                                                       2005     11.88        12.59      1,686.31
                                                                       2006     12.59        14.07      1,188.29
                                                                       2007     14.07        15.29      1,154.10
                                                                       2008     15.29         9.17      1,234.86
                                                                       2009      9.17        12.01      1,220.13

Met/Artisan Mid Cap Value Division (formerly Harris Oakmark Focused
  Value Division Class B))............................................ 2004     27.73        29.94      1,714.93
                                                                       2005     29.94        32.15      6,004.94
                                                                       2006     32.15        35.30      7,618.24
                                                                       2007     35.30        32.10      5,771.27
                                                                       2008     32.10        16.92      5,514.14
                                                                       2009     16.92        23.38      5,504.89

Met/Franklin Income Division (Class B)/(i)/........................... 2008      9.99         7.94          0.00
                                                                       2009      7.94         9.94          0.00

Met/Franklin Mutual Shares Division (Class B)/(i)/.................... 2008      9.99         6.56          0.00
                                                                       2009      6.56         8.02          0.00

Met/Franklin Templeton Founding Strategy Division (Class B)/(i)/...... 2008      9.99         6.99          0.00
                                                                       2009      6.99         8.80        198.66

Met/Templeton Growth Division (Class B)/(i)/.......................... 2008      9.99         6.53          0.00
                                                                       2009      6.53         8.48          0.00

MetLife Mid Cap Stock Index Division (Class B)........................ 2004     11.32        12.61      1,546.17
                                                                       2005     12.61        13.83      1,808.87
                                                                       2006     13.83        14.87      1,780.50
                                                                       2007     14.87        15.64      1,864.19
                                                                       2008     15.64         9.74      4,056.11
                                                                       2009      9.74        13.04      3,153.36

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
MetLife Stock Index Division (Class B)................................ 2004    $30.52       $32.91      3,799.27
                                                                       2005     32.91        33.62      7,968.09
                                                                       2006     33.62        37.91      5,152.94
                                                                       2007     37.91        38.94      3,816.74
                                                                       2008     38.94        23.91      3,839.97
                                                                       2009     23.91        29.47      4,106.43

MFS(R) Research International Division (Class B)...................... 2004      9.51        10.86      3,570.06
                                                                       2005     10.86        12.38      3,564.79
                                                                       2006     12.38        15.34     10,387.44
                                                                       2007     15.34        17.01     14,044.91
                                                                       2008     17.01         9.59      8,504.57
                                                                       2009      9.59        12.35      8,700.89

MFS(R) Total Return Division (Class B)/(c)/........................... 2004     32.35        35.01        882.32
                                                                       2005     35.01        35.24      3,087.82
                                                                       2006     35.24        38.61      4,528.37
                                                                       2007     38.61        39.34      5,773.91
                                                                       2008     39.34        29.90      4,461.81
                                                                       2009     29.90        34.62      4,451.71

MFS(R) Value Division (Class B)....................................... 2004     11.64        12.50      3,329.01
                                                                       2005     12.50        12.03      3,250.72
                                                                       2006     12.03        13.88      7,418.87
                                                                       2007     13.88        13.03      7,428.35
                                                                       2008     13.03         8.46      5,328.48
                                                                       2009      8.46         9.98      5,757.66

Morgan Stanley EAFE(R) Index Division (Class B)....................... 2004      9.17        10.62      3,153.72
                                                                       2005     10.62        11.73      5,763.70
                                                                       2006     11.73        14.41      6,628.52
                                                                       2007     14.41        15.59     10,001.53
                                                                       2008     15.59         8.81      9,724.14
                                                                       2009      8.81        11.07      9,961.94

Neuberger Berman Mid Cap Value Division (Class B)..................... 2004     17.81        20.67        756.21
                                                                       2005     20.67        22.65      3,021.80
                                                                       2006     22.65        24.65      6,181.13
                                                                       2007     24.65        24.89      8,442.22
                                                                       2008     24.89        12.79      6,512.16
                                                                       2009     12.79        18.50      8,349.62

Oppenheimer Capital Appreciation Division (Class B)/(d)/.............. 2005      7.70         8.31          0.00
                                                                       2006      8.31         8.76          0.00
                                                                       2007      8.76         9.80        247.88
                                                                       2008      9.80         5.18        613.84
                                                                       2009      5.18         7.29        611.27

Oppenheimer Global Equity Division (Class B).......................... 2004     12.08        13.87        423.49
                                                                       2005     13.87        15.74        422.96
                                                                       2006     15.74        17.93      3,112.03
                                                                       2007     17.93        18.64      3,673.72
                                                                       2008     18.64        10.84      4,441.44
                                                                       2009     10.84        14.84      4,621.79

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(e)/................ 2006    $10.75       $10.80          0.00
                                                                       2007     10.80        11.71      5,069.28
                                                                       2008     11.71        10.67     22,376.85
                                                                       2009     10.67        12.33      6,319.82

PIMCO Total Return Division (Class B)................................. 2004     11.38        11.74      7,647.29
                                                                       2005     11.74        11.75     11,741.69
                                                                       2006     11.75        12.02     11,482.64
                                                                       2007     12.02        12.65     10,848.00
                                                                       2008     12.65        12.43      7,441.22
                                                                       2009     12.43        14.36     36,761.24

RCM Technology Division (Class B)..................................... 2004      4.06         4.21          0.00
                                                                       2005      4.21         4.58          0.00
                                                                       2006      4.58         4.72        410.94
                                                                       2007      4.72         6.07        411.12
                                                                       2008      6.07         3.30      1,692.98
                                                                       2009      3.30         5.14      1,689.56

Russell 2000(R) Index Division (Class B).............................. 2004     12.92        14.72        982.17
                                                                       2005     14.72        15.03      1,835.32
                                                                       2006     15.03        17.30      5,663.46
                                                                       2007     17.30        16.64      5,932.50
                                                                       2008     16.64        10.80      6,290.14
                                                                       2009     10.80        13.28      6,808.57

SSgA Growth ETF Division (Class B)/(e)/............................... 2006     10.65        11.30        535.12
                                                                       2007     11.30        11.68        701.26
                                                                       2008     11.68         7.66        603.34
                                                                       2009      7.66         9.68        633.89

SSgA Growth and Income ETF Division (Class B)/(e)/.................... 2006     10.46        11.05          0.00
                                                                       2007     11.05        11.40          0.00
                                                                       2008     11.40         8.36          0.00
                                                                       2009      8.36        10.22          0.00

T. Rowe Price Large Cap Growth Division (Class B)..................... 2004     10.71        11.55      3,366.81
                                                                       2005     11.55        12.02      3,614.98
                                                                       2006     12.02        13.28      2,019.19
                                                                       2007     13.28        14.19      2,956.12
                                                                       2008     14.19         8.05      1,172.77
                                                                       2009      8.05        11.27      1,548.19

T. Rowe Price Mid Cap Growth Division (Class B)....................... 2004      6.12         6.91      5,362.07
                                                                       2005      6.91         7.75      5,262.26
                                                                       2006      7.75         8.05      3,714.93
                                                                       2007      8.05         9.27     21,759.71
                                                                       2008      9.27         5.46     14,447.13
                                                                       2009      5.46         7.78     19,265.38

T. Rowe Price Small Cap Growth Division (Class B)..................... 2004     11.73        12.44      1,004.51
                                                                       2005     12.44        13.48      9,411.02
                                                                       2006     13.48        13.68     11,389.90
                                                                       2007     13.68        14.66     15,229.88
                                                                       2008     14.66         9.13     11,823.27
                                                                       2009      9.13        12.40     10,745.82

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities Division
  (Class B)........................................................... 2004    $17.37       $18.32     17,504.30
                                                                       2005     18.32        18.39     12,141.99
                                                                       2006     18.39        18.87      4,495.73
                                                                       2007     18.87        19.15      9,436.63
                                                                       2008     19.15        15.89      6,559.08
                                                                       2009     15.89        20.51      3,775.82

Western Asset Management U.S Government Division (Class B)............ 2004     14.35        14.62      2,319.32
                                                                       2005     14.62        14.51      1,648.13
                                                                       2006     14.51        14.76      1,399.34
                                                                       2007     14.76        15.03      6,413.77
                                                                       2008     15.03        14.63      3,913.44
                                                                       2009     14.63        14.90      3,826.92

MetLife Aggressive Allocation Division (Class B)/(d)/................. 2005      9.99        11.09          0.00
                                                                       2006     11.09        12.55          0.00
                                                                       2007     12.55        12.69          0.00
                                                                       2008     12.69         7.39          0.00
                                                                       2009      7.39         9.51        815.66

MetLife Conservative Allocation Division (Class B)/(d)/............... 2005      9.99        10.24          0.00
                                                                       2006     10.24        10.72          0.00
                                                                       2007     10.72        11.07     20,186.61
                                                                       2008     11.07         9.28          0.00
                                                                       2009      9.28        10.94      3,778.70

MetLife Conservative to Moderate Allocation Division (Class B)/(d)/... 2005      9.99        10.46          0.00
                                                                       2006     10.46        11.20     20,804.20
                                                                       2007     11.20        11.49     19,354.68
                                                                       2008     11.49         8.82     19,521.36
                                                                       2009      8.82        10.67      1,874.49

MetLife Moderate Allocation Division (Class B)/(d)/................... 2005      9.99        10.69     24,549.58
                                                                       2006     10.69        11.70     26,232.94
                                                                       2007     11.70        11.95     36,428.33
                                                                       2008     11.95         8.34     13,858.43
                                                                       2009      8.34        10.33     16,629.14

MetLife Moderate to Aggressive Allocation Division (Class B)/(d)/..... 2005      9.99        10.91          0.00
                                                                       2006     10.91        12.20          0.00
                                                                       2007     12.20        12.40     64,118.47
                                                                       2008     12.40         7.87     14,303.82
                                                                       2009      7.87         9.95     14,392.89

At 2.40 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/........................... 2006     13.54        14.12        269.62
                                                                       2007     14.12        14.24      6,467.02
                                                                       2008     14.24        12.61      4,729.76
                                                                       2009     12.61        13.86      2,563.34

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division (Class 2)......... 2004   $ 15.47      $ 18.25      4,536.96
                                                                       2005     18.25        22.34      6,321.99
                                                                       2006     22.34        27.06     11,627.03
                                                                       2007     27.06        32.07     15,174.30
                                                                       2008     32.07        14.55     12,056.33
                                                                       2009     14.55        22.91     12,276.77

American Funds Growth Division (Class 2).............................. 2004     94.57       103.86      1,088.90
                                                                       2005    103.86       117.82      2,232.58
                                                                       2006    117.82       126.79      3,651.93
                                                                       2007    126.79       139.05      5,257.43
                                                                       2008    139.05        76.05      5,105.89
                                                                       2009     76.05       103.51      5,079.17

American Funds Growth-Income Division (Class 2)....................... 2004     73.60        79.30      2,841.92
                                                                       2005     79.30        81.94      4,981.05
                                                                       2006     81.94        92.17      5,563.51
                                                                       2007     92.17        94.51      5,912.75
                                                                       2008     94.51        57.34      5,355.24
                                                                       2009     57.34        73.47      3,607.10

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.05 SEPARATE ACCOUNT CHARGE

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/. 2008   $ 10.00      $  6.98     14,029.64
                                                            2009      6.98         8.84     31,732.05

American Funds Bond Division+ (Class 2)/(e)/............... 2006     13.79        14.40      1,759.15
                                                            2007     14.40        14.55      4,011.12
                                                            2008     14.55        12.90        913.11
                                                            2009     12.90        14.21        486.51

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/........................................... 2001     13.50        13.15        438.91
                                                            2002     13.15        10.41        996.94
                                                            2003     10.41        15.64     16,775.79
                                                            2004     15.64        18.50     30,426.34
                                                            2005     18.50        22.68     34,820.47
                                                            2006     22.68        27.53     34,101.06
                                                            2007     27.53        32.70     29,940.68
                                                            2008     32.70        14.86     25,691.36
                                                            2009     14.86        23.46     21,891.63

American Funds Growth Allocation Division (Class C)/(i)/... 2008      9.99         6.33     19,717.64
                                                            2009      6.33         8.31     37,579.19

American Funds Growth Division+ (Class 2)/(a)/............. 2001    110.11        99.46        314.16
                                                            2002     99.46        73.50        444.84
                                                            2003     73.50        98.36      6,389.17
                                                            2004     98.36       108.24     14,117.57
                                                            2005    108.24       123.04     16,703.64
                                                            2006    123.04       132.67     15,225.06
                                                            2007    132.67       145.79     12,825.58
                                                            2008    145.79        79.90     11,603.20
                                                            2009     79.90       108.96     10,154.15

American Funds Growth-Income Division+ (Class 2)/(a)/...... 2001     77.25        73.98          0.00
                                                            2002     73.98        59.09        654.55
                                                            2003     59.09        76.55      9,674.26
                                                            2004     76.55        82.65     19,070.43
                                                            2005     82.65        85.57     19,559.27
                                                            2006     85.57        96.44     17,826.15
                                                            2007     96.44        99.09     16,481.01
                                                            2008     99.09        60.24     12,475.20
                                                            2009     60.24        77.34     10,442.52

American Funds Moderate Allocation Division (Class C)/(i)/. 2008     10.01         7.65      1,527.43
                                                            2009      7.65         9.24     46,234.17

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $10.86       $12.35       5,512.51
                                                       2005     12.35        14.23      21,842.17
                                                       2006     14.23        16.20      75,832.81
                                                       2007     16.20        17.47      72,104.37
                                                       2008     17.47         9.54      41,479.19
                                                       2009      9.54        11.39      36,151.29

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     11.97        12.27     109,181.83
                                                       2005     12.27        12.24     352,065.05
                                                       2006     12.24        12.45     427,787.91
                                                       2007     12.45        13.01     502,174.89
                                                       2008     13.01        13.47     351,947.89
                                                       2009     13.47        13.85     322,475.56

BlackRock Aggressive Growth Division (Class B)........ 2004     30.24        33.39       1,392.47
                                                       2005     33.39        36.12       5,283.30
                                                       2006     36.12        37.68       6,102.10
                                                       2007     37.68        44.38      11,820.15
                                                       2008     44.38        23.55       8,846.97
                                                       2009     23.55        34.39       9,258.88

BlackRock Bond Income Division (Class B).............. 2004     37.84        39.04       7,792.97
                                                       2005     39.04        39.07      30,493.05
                                                       2006     39.07        39.86      38,480.29
                                                       2007     39.86        41.40      37,796.82
                                                       2008     41.40        39.07      32,343.22
                                                       2009     39.07        41.80      24,565.28

BlackRock Diversified Division (Class B).............. 2004     31.46        33.80       8,678.74
                                                       2005     33.80        34.05      17,006.57
                                                       2006     34.05        36.78      20,188.90
                                                       2007     36.78        38.05      22,985.61
                                                       2008     38.05        27.97      23,938.10
                                                       2009     27.97        32.06      21,472.81

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     66.88        67.16       3,245.20
                                                       2008     67.16        41.24       2,922.85
                                                       2009     41.24        48.16       2,034.11

BlackRock Large Cap Division (Class B)/(g)/........... 2004     51.95        57.08         754.26
                                                       2005     57.08        57.78       1,948.68
                                                       2006     57.78        64.45       1,677.84
                                                       2007     64.45        67.44           0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.55        11.59      12,305.61
                                                       2005     11.59        11.98      34,390.13
                                                       2006     11.98        13.99     116,748.29
                                                       2007     13.99        14.13     127,218.25
                                                       2008     14.13         8.98      94,871.52
                                                       2009      8.98         9.77      88,639.15

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division (Class B)/(c)/. 2004    $21.80       $23.78       5,189.12
                                                           2005     23.78        24.88       9,718.86
                                                           2006     24.88        25.32       9,715.62
                                                           2007     25.32        29.38      33,049.85
                                                           2008     29.38        18.22      54,030.08
                                                           2009     18.22        24.36      57,709.63

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/.............. 2006     16.04        16.16       4,346.30
                                                           2007     16.16        16.42       5,380.96
                                                           2008     16.42         8.85       5,091.40
                                                           2009      8.85         9.20           0.00

BlackRock Money Market Division (Class B)................. 2004     19.20        19.05           0.00
                                                           2005     19.05        19.16           0.00
                                                           2006     19.16        19.62           0.00
                                                           2007     19.62        20.15           0.00
                                                           2008     20.15        20.25       1,661.58
                                                           2009     20.25        19.89           0.00

BlackRock Strategic Value Division (Class B).............. 2004     15.71        17.60      22,485.39
                                                           2005     17.60        17.92      39,961.36
                                                           2006     17.92        20.44      53,557.14
                                                           2007     20.44        19.29      49,847.86
                                                           2008     19.29        11.61      35,599.46
                                                           2009     11.61        12.83      28,117.66

Clarion Global Real Estate Division (Class B)/(c)/........ 2004      9.99        12.78      36,292.62
                                                           2005     12.78        14.19     119,237.10
                                                           2006     14.19        19.14     247,308.97
                                                           2007     19.14        15.94     135,261.17
                                                           2008     15.94         9.11     138,007.74
                                                           2009      9.11        12.02     110,924.02

Davis Venture Value Division (Class B).................... 2004     26.85        28.78       5,625.69
                                                           2005     28.78        31.01      36,415.93
                                                           2006     31.01        34.74      50,184.70
                                                           2007     34.74        35.51      46,774.57
                                                           2008     35.51        21.04      44,008.56
                                                           2009     21.04        27.13      38,740.09

FI Mid Cap Opportunities Division (Class B)............... 2004     13.98        15.67       7,685.86
                                                           2005     15.67        16.38      28,226.20
                                                           2006     16.38        17.90      48,169.29
                                                           2007     17.90        18.96      66,933.00
                                                           2008     18.96         8.28      38,766.73
                                                           2009      8.28        10.83      33,038.61

FI Value Leaders Division (Class B)....................... 2004     21.42        24.05           0.00
                                                           2005     24.05        26.03      15,277.09
                                                           2006     26.03        28.47      15,355.84
                                                           2007     28.47        28.99      11,503.27
                                                           2008     28.99        17.29      10,096.11
                                                           2009     17.29        20.58      10,007.05

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)............. 2004   $ 11.83      $ 13.67       8,502.62
                                                             2005     13.67        15.31      49,213.15
                                                             2006     15.31        19.32     129,629.72
                                                             2007     19.32        18.72     132,824.18
                                                             2008     18.72        10.84      84,566.73
                                                             2009     10.84        16.47     114,411.52

Janus Forty Division (Class B)/(h)/......................... 2007    123.86       151.28       3,525.90
                                                             2008    151.28        85.96      11,944.70
                                                             2009     85.96       120.30      15,722.51

Jennison Growth Division (Class B)/(b)/..................... 2005      3.93         4.71      22,374.77
                                                             2006      4.71         4.73      40,782.90
                                                             2007      4.73         5.16      48,908.77
                                                             2008      5.16         3.20      74,908.97
                                                             2009      3.20         4.38      58,932.53

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.11         4.27           0.00
                                                             2005      4.27         3.89       5,910.02

Lazard Mid Cap Division (Class B)........................... 2004     12.35        13.28       1,554.45
                                                             2005     13.28        14.06       5,043.25
                                                             2006     14.06        15.80      13,929.55
                                                             2007     15.80        15.06      24,592.05
                                                             2008     15.06         9.10      22,649.02
                                                             2009      9.10        12.19      18,352.44

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.46         6.99       2,082.05
                                                             2005      6.99         7.78       4,809.33
                                                             2006      7.78         7.49      12,750.56
                                                             2007      7.49         7.51       7,661.24
                                                             2008      7.51         4.48       8,381.54
                                                             2009      4.48         5.84       9,833.41

Legg Mason Value Equity (Class B)/(f)/...................... 2006      8.93         9.54       7,274.31
                                                             2007      9.54         8.79       6,547.82
                                                             2008      8.79         3.90       6,269.41
                                                             2009      3.90         5.28       5,798.12

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.44         8.21       4,465.59
                                                             2005      8.21         8.60       6,506.72
                                                             2006      8.60         8.97       6,470.32

Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division) (Class B)..... 2004     21.94        24.75       3,975.53
                                                             2005     24.75        25.87       9,845.11
                                                             2006     25.87        29.50      25,306.15
                                                             2007     29.50        32.26      25,262.83
                                                             2008     32.26        20.21      18,461.24
                                                             2009     20.21        25.72      16,892.37

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  Class B)).............................................. 2004    $ 8.64       $ 9.52       9,214.36
                                                          2005      9.52         9.74      12,457.12
                                                          2006      9.74        10.47      25,775.67
                                                          2007     10.47        10.70      30,620.85
                                                          2008     10.70         6.15      28,538.04
                                                          2009      6.15         7.81      17,327.74

Lord Abbett Bond Debenture Division (Class B)............ 2004     15.14        16.06      14,480.98
                                                          2005     16.06        15.97      40,166.81
                                                          2006     15.97        17.08      57,628.37
                                                          2007     17.08        17.83      55,855.10
                                                          2008     17.83        14.21      45,769.48
                                                          2009     14.21        19.05      40,278.03

Met/AIM Small Cap Growth Division (Class B).............. 2004     11.17        11.92       2,841.34
                                                          2005     11.92        12.64      32,396.74
                                                          2006     12.64        14.14      44,344.76
                                                          2007     14.14        15.39      50,034.94
                                                          2008     15.39         9.24      48,195.68
                                                          2009      9.24        12.11      48,315.60

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B)).............................................. 2004     28.04        30.29       9,739.96
                                                          2005     30.29        32.56      30,910.94
                                                          2006     32.56        35.79      37,088.49
                                                          2007     35.79        32.58      32,971.77
                                                          2008     32.58        17.19      29,369.66
                                                          2009     17.19        23.78      24,741.32

Met/Franklin Income Division (Class B)/(i)/.............. 2008      9.99         7.95         559.71
                                                          2009      7.95         9.95       3,056.41

Met/Franklin Mutual Shares Division (Class B)/(i)/....... 2008      9.99         6.57         328.37
                                                          2009      6.57         8.03       4,101.54

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/......................................... 2008      9.99         7.00           0.00
                                                          2009      7.00         8.81      10,596.01

Met/Templeton Growth Division (Class B)/(i)/............. 2008      9.99         6.53         528.71
                                                          2009      6.53         8.49       7,378.12

MetLife Mid Cap Stock Index Division (Class B)........... 2004     11.36        12.67      25,139.84
                                                          2005     12.67        13.91      66,915.42
                                                          2006     13.91        14.97      84,983.73
                                                          2007     14.97        15.76     102,820.52
                                                          2008     15.76         9.82     105,502.20
                                                          2009      9.82        13.16      87,055.42

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Stock Index Division (Class B)................... 2004    $30.96       $33.40      48,821.94
                                                          2005     33.40        34.16     158,429.74
                                                          2006     34.16        38.55     189,563.24
                                                          2007     38.55        39.64     222,180.98
                                                          2008     39.64        24.36     230,378.45
                                                          2009     24.36        30.05     189,460.41

MFS(R) Research International Division (Class B)......... 2004      9.54        10.91       5,125.90
                                                          2005     10.91        12.44      34,818.55
                                                          2006     12.44        15.43     100,571.37
                                                          2007     15.43        17.12     130,882.39
                                                          2008     17.12         9.67     123,796.66
                                                          2009      9.67        12.46      73,850.73

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     32.91        35.63       7,136.84
                                                          2005     35.63        35.91      15,395.59
                                                          2006     35.91        39.38      23,460.92
                                                          2007     39.38        40.16      18,778.62
                                                          2008     40.16        30.55      17,414.76
                                                          2009     30.55        35.41      13,646.39

MFS(R) Value Division (Class B).......................... 2004     11.70        12.58      33,650.64
                                                          2005     12.58        12.12      52,694.28
                                                          2006     12.12        13.99      57,628.19
                                                          2007     13.99        13.15      58,647.41
                                                          2008     13.15         8.54      43,104.91
                                                          2009      8.54        10.09      44,248.19

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.22        10.68      42,088.86
                                                          2005     10.68        11.82     115,824.71
                                                          2006     11.82        14.53     162,768.82
                                                          2007     14.53        15.73     196,764.63
                                                          2008     15.73         8.90     175,260.60
                                                          2009      8.90        11.19     113,379.18

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     17.91        20.80      18,280.94
                                                          2005     20.80        22.81      69,809.03
                                                          2006     22.81        24.85      69,581.39
                                                          2007     24.85        25.12      88,731.70
                                                          2008     25.12        12.92      63,605.26
                                                          2009     12.92        18.71      55,220.28

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.73         8.36       2,919.63
                                                          2006      8.36         8.81      12,230.30
                                                          2007      8.81         9.86      73,603.77
                                                          2008      9.86         5.22      77,482.94
                                                          2009      5.22         7.35      74,802.53

Oppenheimer Global Equity Division (Class B)............. 2004     12.17        13.98       2,963.55
                                                          2005     13.98        15.88      19,528.45
                                                          2006     15.88        18.10      29,244.05
                                                          2007     18.10        18.85      43,874.41
                                                          2008     18.85        10.97      32,247.64
                                                          2009     10.97        15.03      35,006.22

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006    $10.78       $10.84       5,469.12
                                                        2007     10.84        11.76       5,311.56
                                                        2008     11.76        10.73      57,322.14
                                                        2009     10.73        12.41      69,311.59

PIMCO Total Return Division (Class B).................. 2004     11.42        11.79      45,456.03
                                                        2005     11.79        11.81     135,902.74
                                                        2006     11.81        12.09     163,532.19
                                                        2007     12.09        12.74     161,242.07
                                                        2008     12.74        12.53     147,962.62
                                                        2009     12.53        14.49     150,182.39

RCM Technology Division (Class B)...................... 2004      4.08         4.23      11,832.40
                                                        2005      4.23         4.60      45,030.73
                                                        2006      4.60         4.75      49,216.48
                                                        2007      4.75         6.12     156,069.56
                                                        2008      6.12         3.33     187,829.69
                                                        2009      3.33         5.18     274,215.52

Russell 2000(R) Index Division (Class B)............... 2004     12.99        14.81      15,022.63
                                                        2005     14.81        15.14      45,530.68
                                                        2006     15.14        17.44      85,433.02
                                                        2007     17.44        16.79      73,253.04
                                                        2008     16.79        10.91      89,176.91
                                                        2009     10.91        13.43      75,709.38

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.66        11.32       1,116.62
                                                        2007     11.32        11.71       9,251.51
                                                        2008     11.71         7.69       2,497.92
                                                        2009      7.69         9.73      11,764.84

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.47        11.07         368.82
                                                        2007     11.07        11.43       1,204.83
                                                        2008     11.43         8.39       1,549.97
                                                        2009      8.39        10.26      59,199.97

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.77        11.62      13,151.70
                                                        2005     11.62        12.11      59,451.27
                                                        2006     12.11        13.39      93,429.50
                                                        2007     13.39        14.32     215,593.48
                                                        2008     14.32         8.13     140,747.99
                                                        2009      8.13        11.40     120,001.19

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.14         6.93      11,805.24
                                                        2005      6.93         7.79      57,596.89
                                                        2006      7.79         8.10      75,112.72
                                                        2007      8.10         9.34     248,347.21
                                                        2008      9.34         5.51     170,002.88
                                                        2009      5.51         7.85     169,838.19

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class B)....... 2004    $11.81       $12.54       3,787.84
                                                         2005     12.54        13.60       8,539.46
                                                         2006     13.60        13.81      15,342.43
                                                         2007     13.81        14.82      42,107.58
                                                         2008     14.82         9.24      28,887.50
                                                         2009      9.24        12.56      40,836.65

Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     17.53        18.51       9,507.96
                                                         2005     18.51        18.60      40,716.61
                                                         2006     18.60        19.10      53,069.44
                                                         2007     19.10        19.41      49,253.62
                                                         2008     19.41        16.12      36,526.06
                                                         2009     16.12        20.83      32,152.18

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.49        14.77      22,509.91
                                                         2005     14.77        14.68      65,572.52
                                                         2006     14.68        14.94      74,818.85
                                                         2007     14.94        15.23      76,127.14
                                                         2008     15.23        14.84      63,395.69
                                                         2009     14.84        15.13      60,525.75

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.10       2,419.58
                                                         2006     11.10        12.58       2,482.72
                                                         2007     12.58        12.72      32,004.58
                                                         2008     12.72         7.42      17,861.44
                                                         2009      7.42         9.56      25,956.52

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.25      10,277.76
                                                         2006     10.25        10.73       2,064.38
                                                         2007     10.73        11.10      66,392.49
                                                         2008     11.10         9.31     115,194.20
                                                         2009      9.31        10.99     109,190.30

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.47      25,198.90
                                                         2006     10.47        11.22     161,099.95
                                                         2007     11.22        11.52     171,220.90
                                                         2008     11.52         8.85     149,368.41
                                                         2009      8.85        10.72     132,629.55

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.70      44,284.85
                                                         2006     10.70        11.72     338,111.07
                                                         2007     11.72        11.98     642,114.86
                                                         2008     11.98         8.38     641,171.78
                                                         2009      8.38        10.38     552,743.99

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.92      82,413.41
                                                         2006     10.92        12.22     323,055.48
                                                         2007     12.22        12.43     819,427.57
                                                         2008     12.43         7.90     855,327.88
                                                         2009      7.90         9.99     840,468.96

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
At 2.30 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006   $ 13.67      $ 14.26      36,187.80
                                                     2007     14.26        14.40     121,766.70
                                                     2008     14.40        12.75      61,754.00
                                                     2009     12.75        14.04      54,302.27

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.55        18.37      11,675.66
                                                     2005     18.37        22.51      67,533.92
                                                     2006     22.51        27.29     140,248.70
                                                     2007     27.29        32.39     222,178.57
                                                     2008     32.39        14.71     127,281.43
                                                     2009     14.71        23.18     137,244.23

American Funds Growth Division (Class 2)............ 2004     96.47       106.05       8,870.53
                                                     2005    106.05       120.43      26,258.30
                                                     2006    120.43       129.73      42,023.84
                                                     2007    129.73       142.42      51,522.91
                                                     2008    142.42        77.97      39,102.27
                                                     2009     77.97       106.23      37,166.26

American Funds Growth-Income Division (Class 2)..... 2004     75.08        80.98      12,705.18
                                                     2005     80.98        83.76      28,987.83
                                                     2006     83.76        94.30      43,032.23
                                                     2007     94.30        96.80      44,628.03
                                                     2008     96.80        58.78      39,682.91
                                                     2009     58.78        75.40      36,089.45

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.65 SEPARATE ACCOUNT CHARGE

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
American Funds Balanced Allocation Division
  (Class C)/(i)/......................................... 2008   $ 10.00      $  6.99      16,156.05
                                                          2009      6.99         8.90       6,017.17

American Funds Bond Division+ (Class 2)/(e)/............. 2006     14.30        14.97      11,049.75
                                                          2007     14.97        15.19      20,204.36
                                                          2008     15.19        13.52       4,521.35
                                                          2009     13.52        14.95       7,742.30

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/......................................... 2001     13.68        13.35           0.00
                                                          2002     13.35        10.61       5,433.81
                                                          2003     10.61        16.00      21,510.49
                                                          2004     16.00        19.00      47,884.39
                                                          2005     19.00        23.39      47,538.52
                                                          2006     23.39        28.50      55,052.75
                                                          2007     28.50        33.99      61,494.55
                                                          2008     33.99        15.51      37,206.10
                                                          2009     15.51        24.58      38,931.64

American Funds Growth Allocation Division (Class C)/(i)/. 2008      9.99         6.34      51,998.84
                                                          2009      6.34         8.37      34,825.77

American Funds Growth Division+ (Class 2)/(a)/........... 2001    118.09       106.84           0.00
                                                          2002    106.84        79.27       4,653.65
                                                          2003     79.27       106.52      13,948.66
                                                          2004    106.52       117.68      17,556.29
                                                          2005    117.68       134.31      18,899.19
                                                          2006    134.31       145.40      18,346.30
                                                          2007    145.40       160.42      15,964.61
                                                          2008    160.42        88.27      11,078.19
                                                          2009     88.27       120.87       8,703.94

American Funds Growth-Income Division+ (Class 2)/(a)/.... 2001     82.85        79.47           0.00
                                                          2002     79.47        63.73       6,550.73
                                                          2003     63.73        82.89      22,621.15
                                                          2004     82.89        89.86      31,348.41
                                                          2005     89.86        93.41      23,724.36
                                                          2006     93.41       105.69      19,735.20
                                                          2007    105.69       109.03      15,766.98
                                                          2008    109.03        66.55      11,621.18
                                                          2009     66.55        85.78      10,270.02

American Funds Moderate Allocation Division
  (Class C)/(i)/......................................... 2008     10.01         7.67      78,668.60
                                                          2009      7.67         9.31     127,085.38

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)............................................ 2004    $11.44       $13.04       4,087.34
                                                        2005     13.04        15.09      10,887.21
                                                        2006     15.09        17.25      64,053.22
                                                        2007     17.25        18.68      21,488.93
                                                        2008     18.68        10.24      37,588.13
                                                        2009     10.24        12.28      28,498.79

Barclays Capital Aggregate Bond Index (formerly Lehman
  Brothers(R) Aggregate Bond Index Division) (Class B). 2004     12.23        12.58      92,544.61
                                                        2005     12.58        12.60     181,365.97
                                                        2006     12.60        12.87     186,339.30
                                                        2007     12.87        13.50     199,174.29
                                                        2008     13.50        14.02     144,680.37
                                                        2009     14.02        14.48     149,358.38

BlackRock Aggressive Growth Division (Class B)......... 2004     32.24        35.69          45.05
                                                        2005     35.69        38.77         238.65
                                                        2006     38.77        40.60         347.15
                                                        2007     40.60        48.02       1,326.04
                                                        2008     48.02        25.58         592.83
                                                        2009     25.58        37.51       1,130.52

BlackRock Bond Income Division (Class B)............... 2004     41.11        42.52      11,211.29
                                                        2005     42.52        42.73      14,994.74
                                                        2006     42.73        43.77      17,626.76
                                                        2007     43.77        45.64      18,194.79
                                                        2008     45.64        43.25      12,301.03
                                                        2009     43.25        46.45      18,287.42

BlackRock Diversified Division (Class B)............... 2004     33.79        36.39       2,669.97
                                                        2005     36.39        36.81       4,448.29
                                                        2006     36.81        39.92       4,329.04
                                                        2007     39.92        41.47       4,824.05
                                                        2008     41.47        30.60       5,129.19
                                                        2009     30.60        35.22       4,699.93

BlackRock Large Cap Core Division* (Class B)/(g)/...... 2007     73.57        74.08       5,284.27
                                                        2008     74.08        45.68       5,026.92
                                                        2009     45.68        53.56       4,787.54

BlackRock Large Cap Division (Class B)/(g)/............ 2004     56.48        62.22       3,112.55
                                                        2005     62.22        63.23       4,861.53
                                                        2006     63.23        70.81       5,383.30
                                                        2007     70.81        74.20           0.00

BlackRock Large Cap Value Division (Class B)........... 2004     10.63        11.71       1,728.59
                                                        2005     11.71        12.16       5,434.38
                                                        2006     12.16        14.25      14,987.05
                                                        2007     14.25        14.45      29,327.64
                                                        2008     14.45         9.22      21,666.18
                                                        2009      9.22        10.08      24,446.57

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $22.64       $24.77         462.28
                                                     2005     24.77        26.01       1,423.51
                                                     2006     26.01        26.58       1,904.45
                                                     2007     26.58        30.97       4,756.65
                                                     2008     30.97        19.28       7,942.87
                                                     2009     19.28        25.89      11,725.39

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.68        16.84       6,455.51
                                                     2007     16.84        17.18       6,583.29
                                                     2008     17.18         9.30       5,931.87
                                                     2009      9.30         9.68           0.00

BlackRock Money Market Division (Class B)........... 2004     20.86        20.75     104,013.73
                                                     2005     20.75        20.95     324,513.79
                                                     2006     20.95        21.54     251,151.04
                                                     2007     21.54        22.21     356,429.90
                                                     2008     22.21        22.41     494,217.18
                                                     2009     22.41        22.10     408,418.49

BlackRock Strategic Value Division (Class B)........ 2004     15.95        17.92      11,753.30
                                                     2005     17.92        18.32      21,628.30
                                                     2006     18.32        20.98      20,997.41
                                                     2007     20.98        19.87      20,421.61
                                                     2008     19.87        12.01      16,063.34
                                                     2009     12.01        13.33      16,591.46

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.81      64,876.69
                                                     2005     12.81        14.27      80,823.38
                                                     2006     14.27        19.32      97,334.09
                                                     2007     19.32        16.15      70,377.64
                                                     2008     16.15         9.26      58,487.23
                                                     2009      9.26        12.28      46,467.07

Davis Venture Value Division (Class B).............. 2004     27.89        29.97       6,468.34
                                                     2005     29.97        32.43      17,463.16
                                                     2006     32.43        36.47      20,737.71
                                                     2007     36.47        37.43      20,719.41
                                                     2008     37.43        22.26      18,021.90
                                                     2009     22.26        28.83      17,184.28

FI Mid Cap Opportunities Division (Class B)......... 2004     14.39        16.17       1,644.30
                                                     2005     16.17        16.97       5,360.57
                                                     2006     16.97        18.62      14,154.65
                                                     2007     18.62        19.80      12,863.26
                                                     2008     19.80         8.68      10,660.15
                                                     2009      8.68        11.40       9,834.12

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
FI Value Leaders Division (Class B)......................... 2004   $ 22.38      $ 25.21         371.96
                                                             2005     25.21        27.38       4,289.70
                                                             2006     27.38        30.08       9,274.23
                                                             2007     30.08        30.75       8,203.99
                                                             2008     30.75        18.41       7,620.90
                                                             2009     18.41        22.01       6,671.37

Harris Oakmark International Division (Class B)............. 2004     11.95        13.85       7,541.78
                                                             2005     13.85        15.57      14,013.75
                                                             2006     15.57        19.73     158,503.25
                                                             2007     19.73        19.19      33,144.02
                                                             2008     19.19        11.16      22,039.10
                                                             2009     11.16        17.02      29,577.09

Janus Forty Division (Class B)/(h)/......................... 2007    136.95       167.72       1,772.13
                                                             2008    167.72        95.68       8,411.41
                                                             2009     95.68       134.46       8,730.11

Jennison Growth Division (Class B)/(b)/..................... 2005      4.01         4.81       8,946.99
                                                             2006      4.81         4.86       6,029.35
                                                             2007      4.86         5.32       8,827.72
                                                             2008      5.32         3.32       7,882.98
                                                             2009      3.32         4.56      12,058.85
Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.18         4.36           0.00
                                                             2005      4.36         3.97       4,519.29

Lazard Mid Cap Division (Class B)........................... 2004     12.48        13.45       1,004.90
                                                             2005     13.45        14.30       2,031.80
                                                             2006     14.30        16.13       1,841.64
                                                             2007     16.13        15.44       3,277.99
                                                             2008     15.44         9.37       3,155.11
                                                             2009      9.37        12.60       3,896.69

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.55         7.10         717.63
                                                             2005      7.10         7.94       2,248.76
                                                             2006      7.94         7.67       2,745.72
                                                             2007      7.67         7.72       2,239.73
                                                             2008      7.72         4.62       3,403.68
                                                             2009      4.62         6.05       3,284.16

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.19         9.83         608.35
                                                             2007      9.83         9.10         873.76
                                                             2008      9.10         4.06         622.09
                                                             2009      4.06         5.51       2,114.17

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.59         8.40           0.00
                                                             2005      8.40         8.83           0.00
                                                             2006      8.83         9.22           0.00

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division)
  (Class B)........................................ 2004    $22.83       $25.83        210.62
                                                    2005     25.83        27.11      2,490.63
                                                    2006     27.11        31.04      5,005.48
                                                    2007     31.04        34.08      5,744.10
                                                    2008     34.08        21.43      5,297.59
                                                    2009     21.43        27.39      4,323.63

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth
  Division Class B))............................... 2004      8.74         9.66      1,105.28
                                                    2005      9.66         9.92      3,414.63
                                                    2006      9.92        10.71      5,237.83
                                                    2007     10.71        10.99      3,256.39
                                                    2008     10.99         6.34      3,427.58
                                                    2009      6.34         8.09      3,985.21

Lord Abbett Bond Debenture Division (Class B)...... 2004     15.63        16.63      9,960.03
                                                    2005     16.63        16.60     20,983.88
                                                    2006     16.60        17.82     32,633.12
                                                    2007     17.82        18.68     35,876.34
                                                    2008     18.68        14.95     27,954.76
                                                    2009     14.95        20.12     29,870.90

Met/AIM Small Cap Growth Division (Class B)........ 2004     11.29        12.07      3,525.98
                                                    2005     12.07        12.86        708.70
                                                    2006     12.86        14.44      1,143.31
                                                    2007     14.44        15.78      1,011.07
                                                    2008     15.78         9.51        510.46
                                                    2009      9.51        12.52      1,062.85

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B))........................................ 2004     29.30        31.74      6,059.03
                                                    2005     31.74        34.26     10,284.09
                                                    2006     34.26        37.80     10,919.67
                                                    2007     37.80        34.55      9,045.19
                                                    2008     34.55        18.30      6,989.10
                                                    2009     18.30        25.42      5,576.20

Met/Franklin Income Division (Class B)/(i)/........ 2008      9.99         7.97      2,814.50
                                                    2009      7.97        10.02     15,058.83

Met/Franklin Mutual Shares Division (Class B)/(i)/. 2008      9.99         6.58        642.17
                                                    2009      6.58         8.09      7,958.67

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/................................... 2008      9.99         7.02        867.94
                                                    2009      7.02         8.87     11,836.69

Met/Templeton Growth Division (Class B)/(i)/....... 2008      9.99         6.55          0.00
                                                    2009      6.55         8.55          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Division (Class B)........... 2004    $11.54       $12.90       8,190.75
                                                          2005     12.90        14.22      20,046.68
                                                          2006     14.22        15.36      22,907.88
                                                          2007     15.36        16.24      33,285.28
                                                          2008     16.24        10.16      33,299.10
                                                          2009     10.16        13.67      38,581.66

MetLife Stock Index Division (Class B)................... 2004     32.74        35.42      44,091.65
                                                          2005     35.42        36.37      59,871.73
                                                          2006     36.37        41.20      62,239.34
                                                          2007     41.20        42.54     111,947.04
                                                          2008     42.54        26.25     105,372.64
                                                          2009     26.25        32.52      66,441.05

MFS(R) Research International Division (Class B)......... 2004      9.66        11.08       1,039.50
                                                          2005     11.08        12.69       8,054.13
                                                          2006     12.69        15.80     172,511.87
                                                          2007     15.80        17.60      23,109.56
                                                          2008     17.60         9.98      21,656.53
                                                          2009      9.98        12.91      19,612.17

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     35.23        38.24       4,251.94
                                                          2005     38.24        38.69       7,910.43
                                                          2006     38.69        42.60       6,982.51
                                                          2007     42.60        43.63       7,881.47
                                                          2008     43.63        33.32       7,731.63
                                                          2009     33.32        38.77       5,617.31

MFS(R) Value Division (Class B).......................... 2004     11.96        12.89      10,020.95
                                                          2005     12.89        12.47      19,981.09
                                                          2006     12.47        14.46      23,281.72
                                                          2007     14.46        13.65      18,523.30
                                                          2008     13.65         8.90      11,013.51
                                                          2009      8.90        10.55       7,621.89

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.43        10.95      22,629.26
                                                          2005     10.95        12.16      36,330.89
                                                          2006     12.16        15.01      94,413.27
                                                          2007     15.01        16.32      47,786.63
                                                          2008     16.32         9.27      50,768.87
                                                          2009      9.27        11.70      71,741.27

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.30        21.32      12,681.85
                                                          2005     21.32        23.47      30,464.03
                                                          2006     23.47        25.67      25,980.67
                                                          2007     25.67        26.06      38,147.45
                                                          2008     26.06        13.46      28,329.95
                                                          2009     13.46        19.56      27,600.62

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.86         8.52       2,379.05
                                                          2006      8.52         9.02       4,179.92
                                                          2007      9.02        10.14       5,388.55
                                                          2008     10.14         5.39       7,861.72
                                                          2009      5.39         7.62      10,614.76

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class B)........... 2004    $12.52       $14.42         627.40
                                                        2005     14.42        16.45      13,096.47
                                                        2006     16.45        18.83      13,133.45
                                                        2007     18.83        19.68      14,215.52
                                                        2008     19.68        11.50      10,509.76
                                                        2009     11.50        15.82       6,253.79

PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006     10.91        11.00      19,189.87
                                                        2007     11.00        11.98      26,163.63
                                                        2008     11.98        10.97      91,603.08
                                                        2009     10.97        12.74     109,422.34

PIMCO Total Return Division (Class B).................. 2004     11.57        11.97      75,764.44
                                                        2005     11.97        12.04     124,281.92
                                                        2006     12.04        12.38     112,961.77
                                                        2007     12.38        13.10      97,628.56
                                                        2008     13.10        12.93      79,653.79
                                                        2009     12.93        15.02     114,495.01

RCM Technology Division (Class B)...................... 2004      4.13         4.29       3,524.62
                                                        2005      4.29         4.69      13,740.54
                                                        2006      4.69         4.86       9,597.81
                                                        2007      4.86         6.29      39,985.44
                                                        2008      6.29         3.43      17,963.24
                                                        2009      3.43         5.37      30,301.95

Russell 2000(R) Index Division (Class B)............... 2004     13.28        15.18       9,859.86
                                                        2005     15.18        15.58      18,345.93
                                                        2006     15.58        18.02      14,354.90
                                                        2007     18.02        17.42      16,365.06
                                                        2008     17.42        11.36      21,728.68
                                                        2009     11.36        14.05      18,437.94

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.68        11.38       7,083.60
                                                        2007     11.38        11.82       2,192.61
                                                        2008     11.82         7.79           0.00
                                                        2009      7.79         9.89      21,585.81

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.49        11.12       9,073.32
                                                        2007     11.12        11.53       8,857.10
                                                        2008     11.53         8.50       3,949.15
                                                        2009      8.50        10.44      21,678.40

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     11.01        11.91      18,675.83
                                                        2005     11.91        12.46      24,525.87
                                                        2006     12.46        13.83      14,585.86
                                                        2007     13.83        14.85      17,001.87
                                                        2008     14.85         8.47      10,362.31
                                                        2009      8.47        11.92      14,593.26

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class B)......... 2004    $ 6.22       $ 7.04      16,291.17
                                                         2005      7.04         7.94      26,125.77
                                                         2006      7.94         8.29      28,679.60
                                                         2007      8.29         9.60      27,213.69
                                                         2008      9.60         5.69      22,959.63
                                                         2009      5.69         8.14      22,577.55

T. Rowe Price Small Cap Growth Division (Class B)....... 2004     12.16        12.94       3,454.17
                                                         2005     12.94        14.09       5,424.51
                                                         2006     14.09        14.37       6,328.13
                                                         2007     14.37        15.48       4,990.63
                                                         2008     15.48         9.69       3,420.02
                                                         2009      9.69        13.22       5,176.45

Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     18.21        19.28      12,615.56
                                                         2005     19.28        19.45      34,252.48
                                                         2006     19.45        20.05      37,010.35
                                                         2007     20.05        20.46      37,040.76
                                                         2008     20.46        17.06      23,747.46
                                                         2009     17.06        22.13      24,689.17

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     15.05        15.39      47,113.92
                                                         2005     15.39        15.35      38,050.25
                                                         2006     15.35        15.69      43,062.40
                                                         2007     15.69        16.05      38,784.70
                                                         2008     16.05        15.70      39,493.67
                                                         2009     15.70        16.08      42,093.17

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.13           0.00
                                                         2006     11.13        12.66       8,556.47
                                                         2007     12.66        12.86      19,507.66
                                                         2008     12.86         7.53      10,898.69
                                                         2009      7.53         9.74      18,156.28

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.28      48,694.26
                                                         2006     10.28        10.81      44,100.05
                                                         2007     10.81        11.22     101,147.89
                                                         2008     11.22         9.45     130,786.84
                                                         2009      9.45        11.20     157,381.10

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.50      26,136.99
                                                         2006     10.50        11.30     136,761.89
                                                         2007     11.30        11.65     318,773.46
                                                         2008     11.65         8.98     343,585.58
                                                         2009      8.98        10.93     431,215.15

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.73      41,876.81
                                                         2006     10.73        11.80     117,192.72
                                                         2007     11.80        12.11     420,449.94
                                                         2008     12.11         8.50     498,152.76
                                                         2009      8.50        10.58     548,024.72

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/.................................... 2005   $  9.99      $ 10.95       1,384.24
                                                     2006     10.95        12.30     149,531.62
                                                     2007     12.30        12.57     307,589.33
                                                     2008     12.57         8.02     417,724.16
                                                     2009      8.02        10.18     378,482.14

At 1.90 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006     14.17        14.82       8,654.37
                                                     2007     14.82        15.03      64,679.57
                                                     2008     15.03        13.36      27,408.60
                                                     2009     13.36        14.77      23,620.66

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.91        18.87       4,289.64
                                                     2005     18.87        23.21      27,075.11
                                                     2006     23.21        28.26      58,485.92
                                                     2007     28.26        33.66      41,391.23
                                                     2008     33.66        15.35      26,114.42
                                                     2009     15.35        24.29      27,842.07

American Funds Growth Division (Class 2)............ 2004    104.47       115.31       3,649.80
                                                     2005    115.31       131.46       8,989.65
                                                     2006    131.46       142.18      11,261.16
                                                     2007    142.18       156.71      11,033.18
                                                     2008    156.71        86.14      10,264.18
                                                     2009     86.14       117.83       8,082.71

American Funds Growth-Income Division (Class 2)..... 2004     81.30        88.04       5,115.63
                                                     2005     88.04        91.43      12,031.87
                                                     2006     91.43       103.35      13,277.30
                                                     2007    103.35       106.51      14,919.20
                                                     2008    106.51        64.94      12,346.01
                                                     2009     64.94        83.63      10,789.21

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.10 SEPARATE ACCOUNT CHARGE

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/. 2008   $ 10.00      $  6.97      47,614.07
                                                            2009      6.97         8.83      39,922.51

American Funds Bond Division+ (Class 2)/(e)/............... 2006     13.73        14.33           0.00
                                                            2007     14.33        14.47           0.00
                                                            2008     14.47        12.83           0.00
                                                            2009     12.83        14.12           0.00

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/........................................... 2001     13.48        13.13           0.00
                                                            2002     13.13        10.39           0.00
                                                            2003     10.39        15.60           0.00
                                                            2004     15.60        18.44       3,983.48
                                                            2005     18.44        22.60       1,531.76
                                                            2006     22.60        27.41         580.64
                                                            2007     27.41        32.54       2,094.91
                                                            2008     32.54        14.78         449.44
                                                            2009     14.78        23.32         371.54

American Funds Growth Allocation Division (Class C)/(i)/... 2008      9.99         6.32     264,309.74
                                                            2009      6.32         8.30     560,074.35

American Funds Growth Division+ (Class 2)/(a)/............. 2001    109.20        98.62           0.00
                                                            2002     98.62        72.84           0.00
                                                            2003     72.84        97.44           0.00
                                                            2004     97.44       107.17         716.00
                                                            2005    107.17       121.76         366.58
                                                            2006    121.76       131.22         383.54
                                                            2007    131.22       144.13         181.86
                                                            2008    144.13        78.95          53.98
                                                            2009     78.95       107.61          52.06

American Funds Growth-Income Division+ (Class 2)/(a)/...... 2001     76.61        73.35           0.00
                                                            2002     73.35        58.56           0.00
                                                            2003     58.56        75.83           0.00
                                                            2004     75.83        81.83       2,731.57
                                                            2005     81.83        84.68       2,592.29
                                                            2006     84.68        95.39       2,650.19
                                                            2007     95.39        97.96       2,551.11
                                                            2008     97.96        59.52       2,823.48
                                                            2009     59.52        76.38       2,818.47

American Funds Moderate Allocation Division (Class C)/(i)/. 2008     10.01         7.64       7,374.84
                                                            2009      7.64         9.24      17,147.38

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $10.79       $12.26        139.27
                                                       2005     12.26        14.12        138.95
                                                       2006     14.12        16.08        135.73
                                                       2007     16.08        17.32        126.94
                                                       2008     17.32         9.46          0.00
                                                       2009      9.46        11.29          0.00

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     11.94        12.23          0.00
                                                       2005     12.23        12.20     17,152.87
                                                       2006     12.20        12.40     18,820.15
                                                       2007     12.40        12.95     18,095.98
                                                       2008     12.95        13.40      7,005.81
                                                       2009     13.40        13.77      5,987.41

BlackRock Aggressive Growth Division (Class B)........ 2004     30.00        33.11          0.00
                                                       2005     33.11        35.80        906.63
                                                       2006     35.80        37.33      1,717.70
                                                       2007     37.33        43.95      2,152.46
                                                       2008     43.95        23.30        524.83
                                                       2009     23.30        34.02          0.00

BlackRock Bond Income Division (Class B).............. 2004     37.45        38.62          0.00
                                                       2005     38.62        38.64      1,707.29
                                                       2006     38.64        39.40      3,968.47
                                                       2007     39.40        40.90      5,770.34
                                                       2008     40.90        38.58      2,016.02
                                                       2009     38.58        41.25        439.47

BlackRock Diversified Division (Class B).............. 2004     31.18        33.49         37.90
                                                       2005     33.49        33.72        115.93
                                                       2006     33.72        36.40          0.00
                                                       2007     36.40        37.64          0.00
                                                       2008     37.64        27.66          0.00
                                                       2009     27.66        31.69          0.00

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     66.08        66.34          0.00
                                                       2008     66.34        40.72          0.00
                                                       2009     40.72        47.53          0.00

BlackRock Large Cap Division (Class B)/(g)/........... 2004     51.41        56.47      1,206.19
                                                       2005     56.47        57.13      1,641.74
                                                       2006     57.13        63.69      2,575.06
                                                       2007     63.69        66.64          0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.54        11.57         73.77
                                                       2005     11.57        11.96     10,342.95
                                                       2006     11.96        13.95     16,937.92
                                                       2007     13.95        14.09     21,653.73
                                                       2008     14.09         8.95      6,253.12
                                                       2009      8.95         9.73          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division (Class B)/(c)/. 2004    $21.70       $23.66          0.00
                                                           2005     23.66        24.74          0.00
                                                           2006     24.74        25.17          0.00
                                                           2007     25.17        29.18        558.79
                                                           2008     29.18        18.09        447.79
                                                           2009     18.09        24.18        447.80

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/.............. 2006     15.97        16.08          0.00
                                                           2007     16.08        16.33          0.00
                                                           2008     16.33         8.80          0.00
                                                           2009      8.80         9.14          0.00

BlackRock Money Market Division (Class B)................. 2004     19.00        18.85          0.00
                                                           2005     18.85        18.94          0.00
                                                           2006     18.94        19.39          0.00
                                                           2007     19.39        19.90          0.00
                                                           2008     19.90        20.00          0.00
                                                           2009     20.00        19.63          0.00

BlackRock Strategic Value Division (Class B).............. 2004     15.68        17.56          0.00
                                                           2005     17.56        17.87      2,783.89
                                                           2006     17.87        20.38      6,882.97
                                                           2007     20.38        19.21      9,337.25
                                                           2008     19.21        11.56      2,431.13
                                                           2009     11.56        12.77          0.00

Clarion Global Real Estate Division (Class B)/(c)/........ 2004      9.99        12.77      3,857.04
                                                           2005     12.77        14.17      4,683.16
                                                           2006     14.17        19.09     12,290.30
                                                           2007     19.09        15.88      5,299.69
                                                           2008     15.88         9.07      4,943.29
                                                           2009      9.07        11.97      3,594.93

Davis Venture Value Division (Class B).................... 2004     26.73        28.63         29.67
                                                           2005     28.63        30.84         89.81
                                                           2006     30.84        34.53      1,027.06
                                                           2007     34.53        35.28      1,028.45
                                                           2008     35.28        20.89      1,465.55
                                                           2009     20.89        26.93      1,312.65

FI Mid Cap Opportunities Division (Class B)............... 2004     13.93        15.61          0.00
                                                           2005     15.61        16.31          0.00
                                                           2006     16.31        17.82          0.00
                                                           2007     17.82        18.86          0.00
                                                           2008     18.86         8.23          0.00
                                                           2009      8.23        10.76          0.00

FI Value Leaders Division (Class B)....................... 2004     21.30        23.91         35.71
                                                           2005     23.91        25.86        107.77
                                                           2006     25.86        28.28          0.00
                                                           2007     28.28        28.78          0.00
                                                           2008     28.78        17.16          0.00
                                                           2009     17.16        20.41          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)............. 2004   $ 11.82      $ 13.65        713.03
                                                             2005     13.65        15.27      1,221.19
                                                             2006     15.27        19.27      1,221.28
                                                             2007     19.27        18.66         71.72
                                                             2008     18.66        10.80         43.46
                                                             2009     10.80        16.40         42.91

Janus Forty Division (Class B)/(h)/......................... 2007    122.31       149.34        136.53
                                                             2008    149.34        84.81        488.38
                                                             2009     84.81       118.64        624.85

Jennison Growth Division (Class B)/(b)/..................... 2005      3.92         4.69          0.00
                                                             2006      4.69         4.71          0.00
                                                             2007      4.71         5.14      2,202.07
                                                             2008      5.14         3.19          0.00
                                                             2009      3.19         4.36          0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.10         4.26          0.00
                                                             2005      4.26         3.88          0.00

Lazard Mid Cap Division (Class B)........................... 2004     12.33        13.26          0.00
                                                             2005     13.26        14.03          0.00
                                                             2006     14.03        15.76          0.00
                                                             2007     15.76        15.01          0.00
                                                             2008     15.01         9.07          0.00
                                                             2009      9.07        12.14          0.00

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.45         6.98          0.00
                                                             2005      6.98         7.77        314.00
                                                             2006      7.77         7.47          0.00
                                                             2007      7.47         7.48          0.00
                                                             2008      7.48         4.46          0.00
                                                             2009      4.46         5.81          0.00

Legg Mason Value Equity (Class B)/(f)/...................... 2006      8.90         9.50          0.00
                                                             2007      9.50         8.75          0.00
                                                             2008      8.75         3.89          0.00
                                                             2009      3.89         5.25          0.00

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.42         8.19          0.00
                                                             2005      8.19         8.57          0.00
                                                             2006      8.57         8.94          0.00

Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division) (Class B)..... 2004     21.83        24.62          0.00
                                                             2005     24.62        25.72          0.00
                                                             2006     25.72        29.32          0.00
                                                             2007     29.32        32.04        357.19
                                                             2008     32.04        20.06          0.00
                                                             2009     20.06        25.52          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  Class B)............................................... 2004    $ 8.62       $ 9.50          0.00
                                                          2005      9.50         9.71          0.00
                                                          2006      9.71        10.44          0.00
                                                          2007     10.44        10.66          0.00
                                                          2008     10.66         6.12          0.00
                                                          2009      6.12         7.78          0.00

Lord Abbett Bond Debenture Division (Class B)............ 2004     15.08        15.99        194.15
                                                          2005     15.99        15.89      1,569.35
                                                          2006     15.89        16.99      1,824.97
                                                          2007     16.99        17.72      1,760.56
                                                          2008     17.72        14.12      1,333.71
                                                          2009     14.12        18.92        968.24

Met/AIM Small Cap Growth Division (Class B).............. 2004     11.16        11.90          0.00
                                                          2005     11.90        12.62          0.00
                                                          2006     12.62        14.11          0.00
                                                          2007     14.11        15.34          0.00
                                                          2008     15.34         9.20          0.00
                                                          2009      9.20        12.06          0.00

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B)).............................................. 2004     27.88        30.12         19.81
                                                          2005     30.12        32.36        614.35
                                                          2006     32.36        35.54          0.00
                                                          2007     35.54        32.34          0.00
                                                          2008     32.34        17.05          0.00
                                                          2009     17.05        23.58          0.00

Met/Franklin Income Division (Class B)/(i)/.............. 2008      9.99         7.94          0.00
                                                          2009      7.94         9.94          0.00

Met/Franklin Mutual Shares Division (Class B)/(i)/....... 2008      9.99         6.56          0.00
                                                          2009      6.56         8.03          0.00

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/......................................... 2008      9.99         6.99          0.00
                                                          2009      6.99         8.81          0.00

Met/Templeton Growth Division (Class B)/(i)/............. 2008      9.99         6.53          0.00
                                                          2009      6.53         8.49          0.00

MetLife Mid Cap Stock Index Division (Class B)........... 2004     11.34        12.64          0.00
                                                          2005     12.64        13.87      3,578.62
                                                          2006     13.87        14.92      3,793.38
                                                          2007     14.92        15.70      3,549.77
                                                          2008     15.70         9.78      1,646.82
                                                          2009      9.78        13.10      1,124.85

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Stock Index Division (Class B)................... 2004    $30.74       $33.15      2,033.50
                                                          2005     33.15        33.89     17,800.73
                                                          2006     33.89        38.23     19,841.03
                                                          2007     38.23        39.29     16,756.46
                                                          2008     39.29        24.13      9,656.16
                                                          2009     24.13        29.76      7,687.22

MFS(R) Research International Division (Class B)......... 2004      9.52        10.89          0.00
                                                          2005     10.89        12.41          0.00
                                                          2006     12.41        15.38      1,083.08
                                                          2007     15.38        17.06        662.47
                                                          2008     17.06         9.63        740.42
                                                          2009      9.63        12.41        740.44

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     32.63        35.32         35.99
                                                          2005     35.32        35.57        109.42
                                                          2006     35.57        38.99          0.00
                                                          2007     38.99        39.75          0.00
                                                          2008     39.75        30.22          0.00
                                                          2009     30.22        35.01          0.00

MFS(R) Value Division (Class B).......................... 2004     11.67        12.54         67.76
                                                          2005     12.54        12.08      1,589.42
                                                          2006     12.08        13.94          0.00
                                                          2007     13.94        13.09          0.00
                                                          2008     13.09         8.50          0.00
                                                          2009      8.50        10.04          0.00

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.20        10.65          0.00
                                                          2005     10.65        11.78     12,256.93
                                                          2006     11.78        14.47     11,577.16
                                                          2007     14.47        15.66     10,251.52
                                                          2008     15.66         8.86      5,404.37
                                                          2009      8.86        11.13      3,775.22

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     17.86        20.73        644.70
                                                          2005     20.73        22.73      3,617.66
                                                          2006     22.73        24.75      7,218.03
                                                          2007     24.75        25.00      8,151.86
                                                          2008     25.00        12.86      5,546.49
                                                          2009     12.86        18.60      3,007.70

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.71         8.33          0.00
                                                          2006      8.33         8.78          0.00
                                                          2007      8.78         9.83      1,159.87
                                                          2008      9.83         5.20          0.00
                                                          2009      5.20         7.32          0.00

Oppenheimer Global Equity Division (Class B)............. 2004     12.12        13.92          0.00
                                                          2005     13.92        15.81          0.00
                                                          2006     15.81        18.02      1,863.07
                                                          2007     18.02        18.74      2,569.65
                                                          2008     18.74        10.91      2,298.79
                                                          2009     10.91        14.93      1,505.41

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006    $10.76       $10.82          0.00
                                                        2007     10.82        11.73      7,416.23
                                                        2008     11.73        10.70     12,387.87
                                                        2009     10.70        12.37     17,732.66

PIMCO Total Return Division (Class B).................. 2004     11.40        11.76        256.18
                                                        2005     11.76        11.78      5,554.35
                                                        2006     11.78        12.05      4,132.44
                                                        2007     12.05        12.70     11,696.20
                                                        2008     12.70        12.48      6,012.42
                                                        2009     12.48        14.43      5,933.71

RCM Technology Division (Class B)...................... 2004      4.07         4.22          0.00
                                                        2005      4.22         4.59          0.00
                                                        2006      4.59         4.73          0.00
                                                        2007      4.73         6.10          0.00
                                                        2008      6.10         3.31          0.00
                                                        2009      3.31         5.16          0.00

Russell 2000(R) Index Division (Class B)............... 2004     12.96        14.77          0.00
                                                        2005     14.77        15.08      3,116.67
                                                        2006     15.08        17.37      3,428.33
                                                        2007     17.37        16.72      3,277.20
                                                        2008     16.72        10.85      1,471.65
                                                        2009     10.85        13.36      1,126.34

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.66        11.31          0.00
                                                        2007     11.31        11.70          0.00
                                                        2008     11.70         7.68          0.00
                                                        2009      7.68         9.70          0.00

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.47        11.06          0.00
                                                        2007     11.06        11.41          0.00
                                                        2008     11.41         8.37          0.00
                                                        2009      8.37        10.24          0.00

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.74        11.59        433.80
                                                        2005     11.59        12.06        432.81
                                                        2006     12.06        13.34        422.78
                                                        2007     13.34        14.25      1,894.16
                                                        2008     14.25         8.09      2,481.73
                                                        2009      8.09        11.34      1,890.88

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.13         6.92          0.00
                                                        2005      6.92         7.77          0.00
                                                        2006      7.77         8.08          0.00
                                                        2007      8.08         9.30      1,236.93
                                                        2008      9.30         5.49      2,797.70
                                                        2009      5.49         7.82      2,797.65

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     11.77        12.49          0.00
                                                        2005     12.49        13.54          0.00
                                                        2006     13.54        13.74        708.83
                                                        2007     13.74        14.74        622.70
                                                        2008     14.74         9.19          0.00
                                                        2009      9.19        12.48          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004    $17.45       $18.41          68.17
                                                         2005     18.41        18.50       2,314.70
                                                         2006     18.50        18.99       3,439.33
                                                         2007     18.99        19.28       3,399.31
                                                         2008     19.28        16.00       1,287.58
                                                         2009     16.00        20.67         449.12

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.42        14.70       2,762.32
                                                         2005     14.70        14.59       3,891.01
                                                         2006     14.59        14.85       8,170.01
                                                         2007     14.85        15.13       9,341.34
                                                         2008     15.13        14.73       3,470.67
                                                         2009     14.73        15.02       3,470.64

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.09       2,742.80
                                                         2006     11.09        12.57           0.00
                                                         2007     12.57        12.70           0.00
                                                         2008     12.70         7.41           0.00
                                                         2009      7.41         9.54           0.00

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.25           0.00
                                                         2006     10.25        10.73           0.00
                                                         2007     10.73        11.09           0.00
                                                         2008     11.09         9.29           0.00
                                                         2009      9.29        10.97      21,274.88

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.46           0.00
                                                         2006     10.46        11.21           0.00
                                                         2007     11.21        11.51           0.00
                                                         2008     11.51         8.83           0.00
                                                         2009      8.83        10.70           0.00

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.69           0.00
                                                         2006     10.69        11.71           0.00
                                                         2007     11.71        11.97       5,702.56
                                                         2008     11.97         8.36       9,014.94
                                                         2009      8.36        10.36       6,405.84

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.92           0.00
                                                         2006     10.92        12.21     122,649.10
                                                         2007     12.21        12.42     285,013.93
                                                         2008     12.42         7.89     219,933.07
                                                         2009      7.89         9.97      25,827.40
At 2.35 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/............. 2006     13.60        14.19           0.00
                                                         2007     14.19        14.32           0.00
                                                         2008     14.32        12.68           0.00
                                                         2009     12.68        13.95           0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004   $ 15.51      $ 18.31        462.94
                                                     2005     18.31        22.42      4,532.06
                                                     2006     22.42        27.18      8,615.18
                                                     2007     27.18        32.23      7,786.42
                                                     2008     32.23        14.63      5,308.11
                                                     2009     14.63        23.05      3,143.57

American Funds Growth Division (Class 2)............ 2004     95.52       104.95          0.00
                                                     2005    104.95       119.12      1,325.80
                                                     2006    119.12       128.25      2,338.09
                                                     2007    128.25       140.72      2,813.31
                                                     2008    140.72        77.00      1,369.59
                                                     2009     77.00       104.86        719.70

American Funds Growth-Income Division ( Class 2 )... 2004     74.33        80.14         87.74
                                                     2005     80.14        82.85        817.58
                                                     2006     82.85        93.23        976.49
                                                     2007     93.23        95.65        949.08
                                                     2008     95.65        58.06        944.98
                                                     2009     58.06        74.43        866.30

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.00 SEPARATE ACCOUNT CHARGE

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
American Funds Balanced Allocation Division
  (Class C)/(i)/......................................... 2008   $ 10.00      $  6.98           0.00
                                                          2009      6.98         8.85      55,486.38

American Funds Bond Division+ (Class 2)/(e)/............. 2006     13.85        14.47       9,595.57
                                                          2007     14.47        14.63         927.95
                                                          2008     14.63        12.98           0.00
                                                          2009     12.98        14.30           0.00

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/......................................... 2001     13.53        13.18           0.00
                                                          2002     13.18        10.44       1,924.46
                                                          2003     10.44        15.69       2,413.26
                                                          2004     15.69        18.56       4,253.14
                                                          2005     18.56        22.77       3,720.80
                                                          2006     22.77        27.65       3,462.82
                                                          2007     27.65        32.86       4,490.02
                                                          2008     32.86        14.94       3,722.91
                                                          2009     14.94        23.59       3,401.46

American Funds Growth Allocation Division (Class C)/(i)/. 2008      9.99         6.33           0.00
                                                          2009      6.33         8.32       8,622.86

American Funds Growth Division+ (Class 2)/(a)/........... 2001    111.07       100.35           0.00
                                                          2002    100.35        74.19         775.60
                                                          2003     74.19        99.35       1,311.12
                                                          2004     99.35       109.38       1,952.69
                                                          2005    109.38       124.40       1,814.05
                                                          2006    124.40       134.20       1,100.43
                                                          2007    134.20       147.55         915.88
                                                          2008    147.55        80.90         903.53
                                                          2009     80.90       110.39         530.85

American Funds Growth-Income Division+ (Class 2)/(a)/.... 2001     77.93        74.64           0.00
                                                          2002     74.64        59.65          56.63
                                                          2003     59.65        77.32         453.38
                                                          2004     77.32        83.52       1,755.10
                                                          2005     83.52        86.51       2,396.81
                                                          2006     86.51        97.55       2,471.57
                                                          2007     97.55       100.28       1,805.14
                                                          2008    100.28        60.99       1,943.98
                                                          2009     60.99        78.35       1,779.02

American Funds Moderate Allocation Division
  (Class C)/(i)/......................................... 2008     10.01         7.65           0.00
                                                          2009      7.65         9.25     152,863.14

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $10.93       $12.43          0.00
                                                       2005     12.43        14.33          0.00
                                                       2006     14.33        16.33          0.00
                                                       2007     16.33        17.62          0.00
                                                       2008     17.62         9.62          0.00
                                                       2009      9.62        11.50        129.24

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.00        12.31      3,542.00
                                                       2005     12.31        12.29     15,667.64
                                                       2006     12.29        12.50     12,450.27
                                                       2007     12.50        13.07      7,336.83
                                                       2008     13.07        13.53      5,187.05
                                                       2009     13.53        13.93     76,417.01

BlackRock Aggressive Growth Division (Class B)........ 2004     30.49        33.66          0.00
                                                       2005     33.66        36.44          0.00
                                                       2006     36.44        38.03          0.00
                                                       2007     38.03        44.82          0.00
                                                       2008     44.82        23.79          0.00
                                                       2009     23.79        34.76      1,022.59

BlackRock Bond Income Division (Class B).............. 2004     38.24        39.46        754.00
                                                       2005     39.46        39.51      1,489.48
                                                       2006     39.51        40.33          0.00
                                                       2007     40.33        41.91        155.30
                                                       2008     41.91        39.57        109.52
                                                       2009     39.57        42.35      1,283.55

BlackRock Diversified Division (Class B).............. 2004     31.74        34.11          0.00
                                                       2005     34.11        34.38         78.47
                                                       2006     34.38        37.16        434.95
                                                       2007     37.16        38.46        435.27
                                                       2008     38.46        28.29        433.95
                                                       2009     28.29        32.44        433.38

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     67.68        67.98        210.53
                                                       2008     67.98        41.77        208.85
                                                       2009     41.77        48.81        207.20

BlackRock Large Cap Division (Class B)/(g)/........... 2004     52.50        57.70          0.00
                                                       2005     57.70        58.44          0.00
                                                       2006     58.44        65.21        211.12
                                                       2007     65.21        68.25          0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.56        11.60          0.00
                                                       2005     11.60        12.01          0.00
                                                       2006     12.01        14.02          0.00
                                                       2007     14.02        14.17        175.04
                                                       2008     14.17         9.01          0.00
                                                       2009      9.01         9.81     22,289.55

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $21.90       $23.91          0.00
                                                     2005     23.91        25.02          0.00
                                                     2006     25.02        25.47          0.00
                                                     2007     25.47        29.57          0.00
                                                     2008     29.57        18.35        116.68
                                                     2009     18.35        24.55      3,512.08

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.12        16.25          0.00
                                                     2007     16.25        16.51          0.00
                                                     2008     16.51         8.91          0.00
                                                     2009      8.91         9.26          0.00

BlackRock Money Market Division (Class B)........... 2004     19.40        19.25      9,129.91
                                                     2005     19.25        19.37      3,185.85
                                                     2006     19.37        19.85      4,587.01
                                                     2007     19.85        20.39      1,410.41
                                                     2008     20.39        20.51      1,619.94
                                                     2009     20.51        20.15      7,206.62

BlackRock Strategic Value Division (Class B)........ 2004     15.74        17.64          0.00
                                                     2005     17.64        17.97      2,780.30
                                                     2006     17.97        20.51      2,164.21
                                                     2007     20.51        19.36      1,656.74
                                                     2008     19.36        11.66      1,653.87
                                                     2009     11.66        12.89          0.00

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.78      1,252.41
                                                     2005     12.78        14.19      4,036.10
                                                     2006     14.19        19.14      3,967.93
                                                     2007     19.14        15.94      2,373.04
                                                     2008     15.94         9.11      2,447.36
                                                     2009      9.11        12.03      3,229.47

Davis Venture Value Division (Class B).............. 2004     26.98        28.92          0.00
                                                     2005     28.92        31.19         24.37
                                                     2006     31.19        34.95        130.86
                                                     2007     34.95        35.74        363.84
                                                     2008     35.74        21.19        315.19
                                                     2009     21.19        27.34        890.68

FI Mid Cap Opportunities Division (Class B)......... 2004     14.03        15.73          0.00
                                                     2005     15.73        16.45          0.00
                                                     2006     16.45        17.99          0.00
                                                     2007     17.99        19.06        328.77
                                                     2008     19.06         8.32        424.10
                                                     2009      8.32        10.90      2,090.20

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
FI Value Leaders Division (Class B)......................... 2004   $ 21.54      $ 24.20          0.00
                                                             2005     24.20        26.19          0.00
                                                             2006     26.19        28.67          0.00
                                                             2007     28.67        29.21          0.00
                                                             2008     29.21        17.43          0.00
                                                             2009     17.43        20.76          0.00

Harris Oakmark International Division (Class B)............. 2004     11.85        13.70        210.15
                                                             2005     13.70        15.34        209.68
                                                             2006     15.34        19.37        592.27
                                                             2007     19.37        18.78        723.18
                                                             2008     18.78        10.88        708.83
                                                             2009     10.88        16.53     15,302.70

Janus Forty Division (Class B)/(h)/......................... 2007    125.42       153.24        683.80
                                                             2008    153.24        87.12      1,220.21
                                                             2009     87.12       121.99      2,816.31

Jennison Growth Division (Class B)/(b)/..................... 2005      3.94         4.72          0.00
                                                             2006      4.72         4.74          0.00
                                                             2007      4.74         5.18          0.00
                                                             2008      5.18         3.22          0.00
                                                             2009      3.22         4.40        371.66

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.12         4.28          0.00
                                                             2005      4.28         3.90          0.00

Lazard Mid Cap Division (Class B)........................... 2004     12.37        13.30          0.00
                                                             2005     13.30        14.09          0.00
                                                             2006     14.09        15.84          0.00
                                                             2007     15.84        15.10          0.00
                                                             2008     15.10         9.13          0.00
                                                             2009      9.13        12.24          0.00

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.47         7.01          0.00
                                                             2005      7.01         7.80          0.00
                                                             2006      7.80         7.52          0.00
                                                             2007      7.52         7.53          0.00
                                                             2008      7.53         4.50          0.00
                                                             2009      4.50         5.86          0.00

Legg Mason Value Equity (Class B)/(f)/...................... 2006      8.96         9.57          0.00
                                                             2007      9.57         8.83          0.00
                                                             2008      8.83         3.92          0.00
                                                             2009      3.92         5.31     17,377.34

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.46         8.23          0.00
                                                             2005      8.23         8.63          0.00
                                                             2006      8.63         9.00          0.00

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division)
  (Class B)........................................ 2004    $22.05       $24.88          0.00
                                                    2005     24.88        26.02          0.00
                                                    2006     26.02        29.69          0.00
                                                    2007     29.69        32.48          0.00
                                                    2008     32.48        20.36          0.00
                                                    2009     20.36        25.93        609.31

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth
  Division Class B))............................... 2004      8.65         9.54          0.00
                                                    2005      9.54         9.76          0.00
                                                    2006      9.76        10.50          0.00
                                                    2007     10.50        10.73          0.00
                                                    2008     10.73         6.17          0.00
                                                    2009      6.17         7.85          0.00

Lord Abbett Bond Debenture Division (Class B)...... 2004     15.20        16.13          0.00
                                                    2005     16.13        16.05      2,036.19
                                                    2006     16.05        17.17      2,293.36
                                                    2007     17.17        17.93      1,833.31
                                                    2008     17.93        14.30      1,776.20
                                                    2009     14.30        19.18        746.78

Met/AIM Small Cap Growth Division (Class B)........ 2004     11.19        11.94          0.00
                                                    2005     11.94        12.67          0.00
                                                    2006     12.67        14.18          0.00
                                                    2007     14.18        15.44          0.00
                                                    2008     15.44         9.27          0.00
                                                    2009      9.27        12.16      1,016.09

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B))........................................ 2004     28.19        30.47          0.00
                                                    2005     30.47        32.77        516.30
                                                    2006     32.77        36.03        486.09
                                                    2007     36.03        32.82        259.96
                                                    2008     32.82        17.32        258.47
                                                    2009     17.32        23.98      2,425.71

Met/Franklin Income Division (Class B)/(i)/........ 2008      9.99         7.95          0.00
                                                    2009      7.95         9.96      2,330.94

Met/Franklin Mutual Shares Division (Class B)/(i)/. 2008      9.99         6.57          0.00
                                                    2009      6.57         8.04      2,284.00

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/................................... 2008      9.99         7.00          0.00
                                                    2009      7.00         8.82     16,136.88

Met/Templeton Growth Division (Class B)/(i)/....... 2008      9.99         6.54          0.00
                                                    2009      6.54         8.50      8,243.08

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Division (Class B)........... 2004    $11.38       $12.70        220.68
                                                          2005     12.70        13.95      1,550.66
                                                          2006     13.95        15.01      2,166.87
                                                          2007     15.01        15.82      2,262.33
                                                          2008     15.82         9.86      2,084.08
                                                          2009      9.86        13.23     15,029.97

MetLife Stock Index Division (Class B)................... 2004     31.17        33.64        932.51
                                                          2005     33.64        34.42      4,653.75
                                                          2006     34.42        38.87      4,052.46
                                                          2007     38.87        39.99      3,035.45
                                                          2008     39.99        24.59      2,910.98
                                                          2009     24.59        30.35     50,848.30

MFS(R) Research International Division (Class B)......... 2004      9.55        10.93          0.00
                                                          2005     10.93        12.47          0.00
                                                          2006     12.47        15.47          0.00
                                                          2007     15.47        17.18          0.00
                                                          2008     17.18         9.70          0.00
                                                          2009      9.70        12.52      2,427.29

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     33.19        35.95          0.00
                                                          2005     35.95        36.24      1,335.09
                                                          2006     36.24        39.77      1,335.09
                                                          2007     39.77        40.58      1,165.26
                                                          2008     40.58        30.88      1,164.61
                                                          2009     30.88        35.81        331.63

MFS(R) Value Division (Class B).......................... 2004     11.74        12.62        948.46
                                                          2005     12.62        12.16      2,385.88
                                                          2006     12.16        14.05        494.83
                                                          2007     14.05        13.22          0.00
                                                          2008     13.22         8.59          0.00
                                                          2009      8.59        10.15      6,610.67

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.25        10.71        519.78
                                                          2005     10.71        11.86      2,555.02
                                                          2006     11.86        14.59      2,012.62
                                                          2007     14.59        15.80      1,546.11
                                                          2008     15.80         8.95      1,505.84
                                                          2009      8.95        11.25     39,736.44

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     17.95        20.86          0.00
                                                          2005     20.86        22.89      2,335.47
                                                          2006     22.89        24.95      2,757.29
                                                          2007     24.95        25.23      2,301.50
                                                          2008     25.23        12.99      2,282.94
                                                          2009     12.99        18.81      7,337.82

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.74         8.38          0.00
                                                          2006      8.38         8.84        317.75
                                                          2007      8.84         9.90          0.00
                                                          2008      9.90         5.24          0.00
                                                          2009      5.24         7.39     11,906.65

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class B)........... 2004    $12.21       $14.03          0.00
                                                        2005     14.03        15.95         47.74
                                                        2006     15.95        18.19        498.93
                                                        2007     18.19        18.95        254.82
                                                        2008     18.95        11.04        254.05
                                                        2009     11.04        15.13      1,426.53

PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006     10.79        10.86        798.68
                                                        2007     10.86        11.79     12,557.21
                                                        2008     11.79        10.76      9,089.55
                                                        2009     10.76        12.45     21,182.78

PIMCO Total Return Division (Class B).................. 2004     11.44        11.81        440.45
                                                        2005     11.81        11.84      8,179.04
                                                        2006     11.84        12.13      7,447.36
                                                        2007     12.13        12.78      4,933.48
                                                        2008     12.78        12.58      5,952.41
                                                        2009     12.58        14.56     48,378.06

RCM Technology Division (Class B)...................... 2004      4.08         4.24          0.00
                                                        2005      4.24         4.61          0.00
                                                        2006      4.61         4.76          0.00
                                                        2007      4.76         6.14          0.00
                                                        2008      6.14         3.34          0.00
                                                        2009      3.34         5.21      5,553.38

Russell 2000(R) Index Division (Class B)............... 2004     13.03        14.86         96.62
                                                        2005     14.86        15.19         94.04
                                                        2006     15.19        17.51        342.50
                                                        2007     17.51        16.87        428.25
                                                        2008     16.87        10.97        324.41
                                                        2009     10.97        13.51     11,178.11

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.66        11.33          0.00
                                                        2007     11.33        11.72          0.00
                                                        2008     11.72         7.70          0.00
                                                        2009      7.70         9.75          0.00

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.47        11.07          0.00
                                                        2007     11.07        11.44          0.00
                                                        2008     11.44         8.40          0.00
                                                        2009      8.40        10.28      2,753.71

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.80        11.66          0.00
                                                        2005     11.66        12.15          0.00
                                                        2006     12.15        13.45          0.00
                                                        2007     13.45        14.38          0.00
                                                        2008     14.38         8.17          0.00
                                                        2009      8.17        11.46          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class B)......... 2004    $ 6.15       $ 6.95           0.00
                                                         2005      6.95         7.81           0.00
                                                         2006      7.81         8.12           0.00
                                                         2007      8.12         9.37           0.00
                                                         2008      9.37         5.53           0.00
                                                         2009      5.53         7.89      30,458.22

T. Rowe Price Small Cap Growth Division (Class B)....... 2004     11.85        12.59           0.00
                                                         2005     12.59        13.66           0.00
                                                         2006     13.66        13.88           0.00
                                                         2007     13.88        14.90           0.00
                                                         2008     14.90         9.30           0.00
                                                         2009      9.30        12.64         452.70

Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     17.62        18.60           0.00
                                                         2005     18.60        18.70       2,194.07
                                                         2006     18.70        19.22         322.63
                                                         2007     19.22        19.53         329.08
                                                         2008     19.53        16.23         257.63
                                                         2009     16.23        20.98         230.11

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.56        14.85           0.00
                                                         2005     14.85        14.76           0.00
                                                         2006     14.76        15.03         822.64
                                                         2007     15.03        15.33       1,240.53
                                                         2008     15.33        14.94       1,100.25
                                                         2009     14.94        15.25       2,409.17

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.10           0.00
                                                         2006     11.10        12.59           0.00
                                                         2007     12.59        12.74       2,994.77
                                                         2008     12.74         7.43       2,993.70
                                                         2009      7.43         9.58       3,010.68

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.25           0.00
                                                         2006     10.25        10.74           0.00
                                                         2007     10.74        11.12           0.00
                                                         2008     11.12         9.33       2,060.25
                                                         2009      9.33        11.02      29,871.12

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.47           0.00
                                                         2006     10.47        11.23           0.00
                                                         2007     11.23        11.54      10,049.87
                                                         2008     11.54         8.86       8,977.60
                                                         2009      8.86        10.75      26,284.66

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.70           0.00
                                                         2006     10.70        11.73           0.00
                                                         2007     11.73        12.00       6,813.56
                                                         2008     12.00         8.39       9,625.59
                                                         2009      8.39        10.41     172,952.20

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/.................................... 2005   $  9.99      $ 10.93          0.00
                                                     2006     10.93        12.23      9,597.98
                                                     2007     12.23        12.45      7,247.66
                                                     2008     12.45         7.92        496.93
                                                     2009      7.92        10.02      8,684.15

At 2.25 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006     13.73        14.33        920.46
                                                     2007     14.33        14.47        761.09
                                                     2008     14.47        12.83        330.55
                                                     2009     12.83        14.12        333.90

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.60        18.44          0.00
                                                     2005     18.44        22.60          0.00
                                                     2006     22.60        27.41        179.50
                                                     2007     27.41        32.54        287.37
                                                     2008     32.54        14.78        300.11
                                                     2009     14.78        23.32     11,587.99

American Funds Growth Division (Class 2)............ 2004     97.44       107.17         37.63
                                                     2005    107.17       121.76        640.42
                                                     2006    121.76       131.22        702.00
                                                     2007    131.22       144.13        572.15
                                                     2008    144.13        78.95        554.82
                                                     2009     78.95       107.61         23.60

American Funds Growth-Income Division (Class 2)..... 2004     75.83        81.83         65.02
                                                     2005     81.83        84.68         64.95
                                                     2006     84.68        95.39        284.87
                                                     2007     95.39        97.96        505.03
                                                     2008     97.96        59.52        482.45
                                                     2009     59.52        76.38      2,361.48

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.25 SEPARATE ACCOUNT CHARGE

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/. 2008   $ 10.00      $  6.97          0.00
                                                            2009      6.97         8.81          0.00

American Funds Bond Division+ (Class 2)/(e)/............... 2006     13.54        14.12          0.00
                                                            2007     14.12        14.24          0.00
                                                            2008     14.24        12.61          0.00
                                                            2009     12.61        13.86          0.00

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/........................................... 2001     13.42        13.06          0.00
                                                            2002     13.06        10.32          0.00
                                                            2003     10.32        15.47      7,432.78
                                                            2004     15.47        18.25      1,724.22
                                                            2005     18.25        22.34        529.95
                                                            2006     22.34        27.06        225.68
                                                            2007     27.06        32.07        143.60
                                                            2008     32.07        14.55         16.15
                                                            2009     14.55        22.91         15.75

American Funds Growth Allocation Division (Class C)/(i)/... 2008      9.99         6.32          0.00
                                                            2009      6.32         8.28          0.00

American Funds Growth Division+ (Class 2)/(a)/............. 2001    106.37        96.00          0.00
                                                            2002     96.00        70.80          0.00
                                                            2003     70.80        94.57      6,362.14
                                                            2004     94.57       103.86        308.48
                                                            2005    103.86       117.82         44.81
                                                            2006    117.82       126.79          0.00
                                                            2007    126.79       139.05          0.00
                                                            2008    139.05        76.05          0.00
                                                            2009     76.05       103.51          0.00

American Funds Growth-Income Division+ (Class 2)/(a)/...... 2001     74.63        71.41          0.00
                                                            2002     71.41        56.92          0.00
                                                            2003     56.92        73.60      4,976.20
                                                            2004     73.60        79.30        207.31
                                                            2005     79.30        81.94        148.26
                                                            2006     81.94        92.17        446.02
                                                            2007     92.17        94.51        126.63
                                                            2008     94.51        57.34         96.65
                                                            2009     57.34        73.47         84.09

American Funds Moderate Allocation Division (Class C)/(i)/. 2008     10.01         7.64          0.00
                                                            2009      7.64         9.21          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)........................................... 2004    $10.58       $12.01          0.00
                                                       2005     12.01        13.82          0.00
                                                       2006     13.82        15.70          0.00
                                                       2007     15.70        16.90          0.00
                                                       2008     16.90         9.21          0.00
                                                       2009      9.21        10.98          0.00

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     11.84        12.12      1,283.14
                                                       2005     12.12        12.07      1,330.12
                                                       2006     12.07        12.25      2,296.73
                                                       2007     12.25        12.78        475.08
                                                       2008     12.78        13.20        384.94
                                                       2009     13.20        13.54      3,900.34

BlackRock Aggressive Growth Division (Class B)........ 2004     29.29        32.29          0.00
                                                       2005     32.29        34.87          0.00
                                                       2006     34.87        36.30          0.00
                                                       2007     36.30        42.67         57.96
                                                       2008     42.67        22.59         81.70
                                                       2009     22.59        32.93         65.68

BlackRock Bond Income Division (Class B).............. 2004     36.31        37.40          0.00
                                                       2005     37.40        37.36          0.00
                                                       2006     37.36        38.04          0.00
                                                       2007     38.04        39.43          0.00
                                                       2008     39.43        37.14          0.00
                                                       2009     37.14        39.65          0.00

BlackRock Diversified Division (Class B).............. 2004     30.36        32.57          0.00
                                                       2005     32.57        32.75          0.00
                                                       2006     32.75        35.30          0.00
                                                       2007     35.30        36.45          0.00
                                                       2008     36.45        26.74          0.00
                                                       2009     26.74        30.59          0.00

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     63.76        63.94          0.00
                                                       2008     63.94        39.19          0.00
                                                       2009     39.19        45.67          0.00

BlackRock Large Cap Division (Class B)/(g)/........... 2004     49.83        54.68          0.00
                                                       2005     54.68        55.24          0.00
                                                       2006     55.24        61.48          0.00
                                                       2007     61.48        64.30          0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.51        11.52          0.00
                                                       2005     11.52        11.90          0.00
                                                       2006     11.90        13.86          0.00
                                                       2007     13.86        13.97          0.00
                                                       2008     13.97         8.86          0.00
                                                       2009      8.86         9.62          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division (Class B)/(c)/. 2004    $21.39       $23.30        607.12
                                                           2005     23.30        24.33          0.00
                                                           2006     24.33        24.71          0.00
                                                           2007     24.71        28.61         86.46
                                                           2008     28.61        17.71        102.45
                                                           2009     17.71        23.64         91.91

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/.............. 2006     15.74        15.83          0.00
                                                           2007     15.83        16.05          0.00
                                                           2008     16.05         8.64          0.00
                                                           2009      8.64         8.97          0.00

BlackRock Money Market Division (Class B)................. 2004     18.42        18.25        283.74
                                                           2005     18.25        18.32          0.00
                                                           2006     18.32        18.73          0.00
                                                           2007     18.73        19.19      1,231.32
                                                           2008     19.19        19.25        967.35
                                                           2009     19.25        18.87      1,110.09

BlackRock Strategic Value Division (Class B).............. 2004     15.59        17.44          0.00
                                                           2005     17.44        17.72          0.00
                                                           2006     17.72        20.18         74.10
                                                           2007     20.18        19.00         74.17
                                                           2008     19.00        11.41         73.88
                                                           2009     11.41        12.59         73.76

Clarion Global Real Estate Division (Class B)/(c)/........ 2004      9.99        12.76          0.00
                                                           2005     12.76        14.13          0.00
                                                           2006     14.13        19.01        388.07
                                                           2007     19.01        15.80        388.21
                                                           2008     15.80         9.01        332.89
                                                           2009      9.01        11.86        414.83

Davis Venture Value Division (Class B).................... 2004     26.35        28.20          0.00
                                                           2005     28.20        30.33          0.00
                                                           2006     30.33        33.90          0.00
                                                           2007     33.90        34.58          0.00
                                                           2008     34.58        20.45          0.00
                                                           2009     20.45        26.32        151.55

FI Mid Cap Opportunities Division (Class B)............... 2004     13.78        15.43          0.00
                                                           2005     15.43        16.09          0.00
                                                           2006     16.09        17.55          0.00
                                                           2007     17.55        18.55          0.00
                                                           2008     18.55         8.08          0.00
                                                           2009      8.08        10.55          0.00

FI Value Leaders Division (Class B)....................... 2004     20.95        23.50          0.00
                                                           2005     23.50        25.38          0.00
                                                           2006     25.38        27.71          0.00
                                                           2007     27.71        28.15          0.00
                                                           2008     28.15        16.76          0.00
                                                           2009     16.76        19.91          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Harris Oakmark International Division (Class B)............. 2004   $ 11.77      $ 13.59        0.00
                                                             2005     13.59        15.18        0.00
                                                             2006     15.18        19.12        0.00
                                                             2007     19.12        18.49        0.00
                                                             2008     18.49        10.68        0.00
                                                             2009     10.68        16.20       34.00

Janus Forty Division (Class B)/(h)/......................... 2007    117.79       143.67       17.49
                                                             2008    143.67        81.47       21.69
                                                             2009     81.47       113.80       23.79

Jennison Growth Division (Class B)/(b)/..................... 2005      3.89         4.65        0.00
                                                             2006      4.65         4.66        0.00
                                                             2007      4.66         5.08        0.00
                                                             2008      5.08         3.15        0.00
                                                             2009      3.15         4.30        0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.08         4.23        0.00
                                                             2005      4.23         3.85        0.00

Lazard Mid Cap Division (Class B)........................... 2004     12.29        13.19        0.00
                                                             2005     13.19        13.94        0.00
                                                             2006     13.94        15.63        0.00
                                                             2007     15.63        14.87        0.00
                                                             2008     14.87         8.97        0.00
                                                             2009      8.97        11.99        0.00

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.42         6.94        0.00
                                                             2005      6.94         7.71        0.00
                                                             2006      7.71         7.41        0.00
                                                             2007      7.41         7.40        0.00
                                                             2008      7.40         4.41        0.00
                                                             2009      4.41         5.73        0.00

Legg Mason Value Equity (Class B)/(f)/...................... 2006      8.81         9.39        0.00
                                                             2007      9.39         8.64        0.00
                                                             2008      8.64         3.83        0.00
                                                             2009      3.83         5.17        0.00

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.36         8.12        0.00
                                                             2005      8.12         8.49        0.00
                                                             2006      8.49         8.85        0.00

Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division) (Class B)..... 2004     21.50        24.23        0.00
                                                             2005     24.23        25.27        0.00
                                                             2006     25.27        28.77        0.00
                                                             2007     28.77        31.39       77.22
                                                             2008     31.39        19.62       94.01
                                                             2009     19.62        24.93       88.63

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  Class B)).............................................. 2004    $ 8.58       $ 9.45         0.00
                                                          2005      9.45         9.65         0.00
                                                          2006      9.65        10.35         0.00
                                                          2007     10.35        10.55         0.00
                                                          2008     10.55         6.05         0.00
                                                          2009      6.05         7.68         0.00

Lord Abbett Bond Debenture Division (Class B)............ 2004     14.90        15.78         0.00
                                                          2005     15.78        15.66         0.00
                                                          2006     15.66        16.72         0.00
                                                          2007     16.72        17.41         0.00
                                                          2008     17.41        13.86         0.00
                                                          2009     13.86        18.53        53.24

Met/AIM Small Cap Growth Division (Class B).............. 2004     11.11        11.84         0.00
                                                          2005     11.84        12.54         0.00
                                                          2006     12.54        14.00         0.00
                                                          2007     14.00        15.20       158.66
                                                          2008     15.20         9.10       200.03
                                                          2009      9.10        11.91       182.42

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B)).............................................. 2004     27.43        29.59         0.00
                                                          2005     29.59        31.75         0.00
                                                          2006     31.75        34.82        86.12
                                                          2007     34.82        31.63        86.20
                                                          2008     31.63        16.66        85.86
                                                          2009     16.66        23.00        85.77

Met/Franklin Income Division (Class B)/(i)/.............. 2008      9.99         7.93       533.81
                                                          2009      7.93         9.92       440.46

Met/Franklin Mutual Shares Division (Class B)/(i)/....... 2008      9.99         6.56         0.00
                                                          2009      6.56         8.01         0.00

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/......................................... 2008      9.99         6.99         0.00
                                                          2009      6.99         8.78         0.00

Met/Templeton Growth Division (Class B)/(i)/............. 2008      9.99         6.53         0.00
                                                          2009      6.53         8.46         0.00

MetLife Mid Cap Stock Index Division (Class B)........... 2004     11.28        12.56         0.00
                                                          2005     12.56        13.76       223.42
                                                          2006     13.76        14.77       317.65
                                                          2007     14.77        15.53        47.27
                                                          2008     15.53         9.66        69.51
                                                          2009      9.66        12.92       566.32

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Stock Index Division (Class B)................... 2004    $30.10       $32.43        163.69
                                                          2005     32.43        33.10        955.25
                                                          2006     33.10        37.28      1,267.67
                                                          2007     37.28        38.26        173.58
                                                          2008     38.26        23.47        253.02
                                                          2009     23.47        28.89      2,223.53

MFS(R) Research International Division (Class B)......... 2004      9.48        10.82          0.00
                                                          2005     10.82        12.32          0.00
                                                          2006     12.32        15.25          0.00
                                                          2007     15.25        16.89          0.00
                                                          2008     16.89         9.51          0.00
                                                          2009      9.51        12.24          0.00

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     31.81        34.39          0.00
                                                          2005     34.39        34.59          0.00
                                                          2006     34.59        37.86          0.00
                                                          2007     37.86        38.54          0.00
                                                          2008     38.54        29.25          0.00
                                                          2009     29.25        33.84          0.00

MFS(R) Value Division (Class B).......................... 2004     11.58        12.42          0.00
                                                          2005     12.42        11.95          0.00
                                                          2006     11.95        13.77          0.00
                                                          2007     13.77        12.92          0.00
                                                          2008     12.92         8.37          0.00
                                                          2009      8.37         9.87          0.00

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.12        10.55          0.00
                                                          2005     10.55        11.65        721.69
                                                          2006     11.65        14.29        838.39
                                                          2007     14.29        15.44        249.80
                                                          2008     15.44         8.72        364.67
                                                          2009      8.72        10.95      1,488.00

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     17.71        20.54          0.00
                                                          2005     20.54        22.48          0.00
                                                          2006     22.48        24.45        184.65
                                                          2007     24.45        24.66        184.82
                                                          2008     24.66        12.66        184.10
                                                          2009     12.66        18.29        183.84

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.66         8.27          0.00
                                                          2006      8.27         8.71          0.00
                                                          2007      8.71         9.73          0.00
                                                          2008      9.73         5.14          0.00
                                                          2009      5.14         7.22          0.00

Oppenheimer Global Equity Division (Class B)............. 2004     11.99        13.76          0.00
                                                          2005     13.76        15.60          0.00
                                                          2006     15.60        17.75          0.00
                                                          2007     17.75        18.44          0.00
                                                          2008     18.44        10.72          0.00
                                                          2009     10.72        14.65          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006    $10.71       $10.76         0.00
                                                        2007     10.76        11.65         0.00
                                                        2008     11.65        10.61         0.00
                                                        2009     10.61        12.24         0.00

PIMCO Total Return Division (Class B).................. 2004     11.35        11.69         0.00
                                                        2005     11.69        11.69         0.00
                                                        2006     11.69        11.95         0.00
                                                        2007     11.95        12.57         0.00
                                                        2008     12.57        12.34         0.00
                                                        2009     12.34        14.24        37.84

RCM Technology Division (Class B)...................... 2004      4.05         4.19         0.00
                                                        2005      4.19         4.55         0.00
                                                        2006      4.55         4.69         0.00
                                                        2007      4.69         6.03         0.00
                                                        2008      6.03         3.27         0.00
                                                        2009      3.27         5.09         0.00

Russell 2000(R) Index Division (Class B)............... 2004     12.85        14.63         0.00
                                                        2005     14.63        14.92       138.96
                                                        2006     14.92        17.16       136.11
                                                        2007     17.16        16.49         0.00
                                                        2008     16.49        10.69         0.00
                                                        2009     10.69        13.14         0.00

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.65        11.29         0.00
                                                        2007     11.29        11.66         0.00
                                                        2008     11.66         7.64         0.00
                                                        2009      7.64         9.64         0.00

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.46        11.04         0.00
                                                        2007     11.04        11.37         0.00
                                                        2008     11.37         8.33         0.00
                                                        2009      8.33        10.18         0.00

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.65        11.48         0.00
                                                        2005     11.48        11.94         0.00
                                                        2006     11.94        13.17         0.00
                                                        2007     13.17        14.06         0.00
                                                        2008     14.06         7.97         0.00
                                                        2009      7.97        11.15         0.00

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.10         6.88         0.00
                                                        2005      6.88         7.71         0.00
                                                        2006      7.71         8.01         0.00
                                                        2007      8.01         9.21       265.21
                                                        2008      9.21         5.42       344.24
                                                        2009      5.42         7.71       410.15

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Division (Class B)....... 2004    $11.64       $12.34          0.00
                                                         2005     12.34        13.36          0.00
                                                         2006     13.36        13.54          0.00
                                                         2007     13.54        14.50          0.00
                                                         2008     14.50         9.03          0.00
                                                         2009      9.03        12.24          0.00

Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     17.20        18.14          0.00
                                                         2005     18.14        18.19          0.00
                                                         2006     18.19        18.64         80.44
                                                         2007     18.64        18.90         80.52
                                                         2008     18.90        15.67         80.20
                                                         2009     15.67        20.20         80.11

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.22        14.48          0.00
                                                         2005     14.48        14.35          0.00
                                                         2006     14.35        14.58          0.00
                                                         2007     14.58        14.83          0.00
                                                         2008     14.83        14.42          0.00
                                                         2009     14.42        14.68        327.92

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.08          0.00
                                                         2006     11.08        12.53          0.00
                                                         2007     12.53        12.65          0.00
                                                         2008     12.65         7.37          0.00
                                                         2009      7.37         9.47          0.00

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.24          0.00
                                                         2006     10.24        10.70          0.00
                                                         2007     10.70        11.04          0.00
                                                         2008     11.04         9.24          0.00
                                                         2009      9.24        10.89     29,668.04

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.45     10,357.79
                                                         2006     10.45        11.18      9,265.11
                                                         2007     11.18        11.46      9,268.63
                                                         2008     11.46         8.78      9,265.11
                                                         2009      8.78        10.62     29,679.51

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.68          0.00
                                                         2006     10.68        11.68          0.00
                                                         2007     11.68        11.92          0.00
                                                         2008     11.92         8.31          0.00
                                                         2009      8.31        10.29          0.00

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.91          0.00
                                                         2006     10.91        12.18     23,530.70
                                                         2007     12.18        12.37     24,768.93
                                                         2008     12.37         7.84          0.00
                                                         2009      7.84         9.90     56,085.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
At 2.50 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006   $ 13.42      $ 13.99         0.00
                                                     2007     13.99        14.09         0.00
                                                     2008     14.09        12.46         0.00
                                                     2009     12.46        13.68         0.00

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.38        18.13         0.00
                                                     2005     18.13        22.17         0.00
                                                     2006     22.17        26.82       114.70
                                                     2007     26.82        31.76       190.14
                                                     2008     31.76        14.39       236.85
                                                     2009     14.39        22.65       319.95

American Funds Growth Division (Class 2)............ 2004     92.71       101.71         0.00
                                                     2005    101.71       115.27         0.00
                                                     2006    115.27       123.92        36.11
                                                     2007    123.92       135.77        53.87
                                                     2008    135.77        74.18        60.33
                                                     2009     74.18       100.86        57.15

American Funds Growth-Income Division (Class 2)..... 2004     72.15        77.66         0.00
                                                     2005     77.66        80.17         0.00
                                                     2006     80.17        90.08        66.47
                                                     2007     90.08        92.28        92.69
                                                     2008     92.28        55.93        98.58
                                                     2009     55.93        71.59       123.67

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.75 SEPARATE ACCOUNT CHARGE

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
American Funds Balanced Allocation Division (Class C)/(i)/. 2008   $ 10.00      $  6.99     73,933.97
                                                            2009      6.99         8.88     83,052.66

American Funds Bond Division+ (Class 2)/(e)/............... 2006     14.17        14.82        366.37
                                                            2007     14.82        15.03      7,044.56
                                                            2008     15.03        13.36      1,550.22
                                                            2009     13.36        14.77      1,713.92

American Funds Global Small Capitalization Division+
  (Class 2)/(a)/........................................... 2001     13.64        13.30          0.00
                                                            2002     13.30        10.56      6,440.52
                                                            2003     10.56        15.91     26,264.88
                                                            2004     15.91        18.87     32,210.40
                                                            2005     18.87        23.21     34,001.23
                                                            2006     23.21        28.26     37,575.75
                                                            2007     28.26        33.66     36,898.97
                                                            2008     33.66        15.35     30,590.88
                                                            2009     15.35        24.29     35,349.27

American Funds Growth Allocation Division (Class C)/(i)/... 2008      9.99         6.34     65,717.49
                                                            2009      6.34         8.35     97,237.85

American Funds Growth Division+ (Class 2)/(a)/............. 2001    116.04       104.94          0.00
                                                            2002    104.94        77.78      6,100.79
                                                            2003     77.78       104.42     15,014.89
                                                            2004    104.42       115.25     20,010.20
                                                            2005    115.25       131.40     21,095.03
                                                            2006    131.40       142.11     14,704.81
                                                            2007    142.11       156.63     14,216.90
                                                            2008    156.63        86.10     13,079.93
                                                            2009     86.10       117.77     12,310.15

American Funds Growth-Income Division+ (Class 2)/(a)/...... 2001     81.41        78.06          0.00
                                                            2002     78.06        62.54      7,458.73
                                                            2003     62.54        81.26     22,882.90
                                                            2004     81.26        88.00     19,915.47
                                                            2005     88.00        91.38     18,399.97
                                                            2006     91.38       103.30     16,270.03
                                                            2007    103.30       106.46     15,894.19
                                                            2008    106.46        64.91     12,181.32
                                                            2009     64.91        83.59     11,930.37

American Funds Moderate Allocation Division (Class C)/(i)/. 2008     10.01         7.66      7,151.54
                                                            2009      7.66         9.29     37,245.58

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Artio International Stock
  (formerly Julius Baer International Stock Division)
  (Class B)                                            2004    $11.29       $12.87          0.00
                                                       2005     12.87        14.87          0.00
                                                       2006     14.87        16.98          0.00
                                                       2007     16.98        18.37          0.00
                                                       2008     18.37        10.06        232.69
                                                       2009     10.06        12.05        266.18

Barclays Capital Aggregate Bond Index
  (formerly Lehman Brothers(R) Aggregate Bond Index
  Division) (Class B)................................. 2004     12.17        12.50         58.64
                                                       2005     12.50        12.51        855.95
                                                       2006     12.51        12.76      1,339.25
                                                       2007     12.76        13.38        861.50
                                                       2008     13.38        13.88        562.59
                                                       2009     13.88        14.32      3,473.53

BlackRock Aggressive Growth Division (Class B)........ 2004     31.73        35.10         22.87
                                                       2005     35.10        38.09         20.44
                                                       2006     38.09        39.85          0.00
                                                       2007     39.85        47.08          0.00
                                                       2008     47.08        25.05          0.00
                                                       2009     25.05        36.70        146.81

BlackRock Bond Income Division (Class B).............. 2004     40.27        41.62          0.00
                                                       2005     41.62        41.78          0.00
                                                       2006     41.78        42.76          0.00
                                                       2007     42.76        44.54          0.00
                                                       2008     44.54        42.16          0.00
                                                       2009     42.16        45.24          0.00

BlackRock Diversified Division (Class B).............. 2004     33.19        35.73        597.48
                                                       2005     35.73        36.10        533.89
                                                       2006     36.10        39.11          0.00
                                                       2007     39.11        40.59          0.00
                                                       2008     40.59        29.92          0.00
                                                       2009     29.92        34.40          0.00

BlackRock Large Cap Core Division* (Class B)/(g)/..... 2007     71.84        72.29          0.00
                                                       2008     72.29        44.53          0.00
                                                       2009     44.53        52.15          0.00

BlackRock Large Cap Division (Class B)/(g)/........... 2004     55.31        60.89          0.00
                                                       2005     60.89        61.82          0.00
                                                       2006     61.82        69.16          0.00
                                                       2007     69.16        72.45          0.00

BlackRock Large Cap Value Division (Class B).......... 2004     10.61        11.68          0.00
                                                       2005     11.68        12.12          0.00
                                                       2006     12.12        14.18          0.00
                                                       2007     14.18        14.37          0.00
                                                       2008     14.37         9.16          0.00
                                                       2009      9.16        10.00          0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
BlackRock Legacy Large Cap Growth Division
  (Class B)/(c)/.................................... 2004    $22.43       $24.52        594.47
                                                     2005     24.52        25.72          8.05
                                                     2006     25.72        54.54         26.26
                                                     2007     54.54        30.56      2,897.89
                                                     2008     30.56        19.01      4,436.61
                                                     2009     19.01        25.50      4,416.46

BlackRock Legacy Large Cap Growth Division--Class B
  (formerly FI Large Cap Division/(e)/)/(j)/........ 2006     16.52        16.67          0.00
                                                     2007     16.67        16.99          0.00
                                                     2008     16.99         9.19          0.00
                                                     2009      9.19         9.56          0.00

BlackRock Money Market Division (Class B)........... 2004     20.43        20.31          0.00
                                                     2005     20.31        20.48          0.00
                                                     2006     20.48        21.05          0.00
                                                     2007     21.05        21.68          0.00
                                                     2008     21.68        21.85          0.00
                                                     2009     21.85        21.53          0.00

BlackRock Strategic Value Division (Class B)........ 2004     15.89        17.84          0.00
                                                     2005     17.84        18.21          0.00
                                                     2006     18.21        20.84          0.00
                                                     2007     20.84        19.72          0.00
                                                     2008     19.72        11.91          0.00
                                                     2009     11.91        13.20          0.00

Clarion Global Real Estate Division (Class B)/(c)/.. 2004      9.99        12.80     12,631.57
                                                     2005     12.80        14.25     20,958.59
                                                     2006     14.25        19.27     32,445.59
                                                     2007     19.27        16.09     21,639.74
                                                     2008     16.09         9.22     16,664.71
                                                     2009      9.22        12.21     12,199.75

Davis Venture Value Division (Class B).............. 2004     27.63        29.67          0.00
                                                     2005     29.67        32.07         30.21
                                                     2006     32.07        44.60         36.03
                                                     2007     44.60        36.94          0.00
                                                     2008     36.94        21.95        432.80
                                                     2009     21.95        28.40        490.13

FI Mid Cap Opportunities Division (Class B)......... 2004     14.29        16.05          0.00
                                                     2005     16.05        16.82          0.00
                                                     2006     16.82        18.44          0.00
                                                     2007     18.44        19.59          0.00
                                                     2008     19.59         8.57          0.00
                                                     2009      8.57        11.25        465.88

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
FI Value Leaders Division (Class B)......................... 2004   $ 22.14      $ 24.91          0.00
                                                             2005     24.91        27.04          0.00
                                                             2006     27.04        29.67          0.00
                                                             2007     29.67        30.30          0.00
                                                             2008     30.30        18.13          0.00
                                                             2009     18.13        21.64          0.00

Harris Oakmark International Division (Class B)............. 2004     11.92        13.81          0.00
                                                             2005     13.81        15.50          0.00
                                                             2006     15.50        19.63          0.00
                                                             2007     19.63        19.07          0.00
                                                             2008     19.07        11.08          0.00
                                                             2009     11.08        16.88        313.50

Janus Forty Division (Class B)/(h)/......................... 2007    133.55       163.45        326.64
                                                             2008    163.45        93.15      2,011.44
                                                             2009     93.15       130.77      2,273.93

Jennison Growth Division (Class B)/(b)/..................... 2005      3.99         4.79          0.00
                                                             2006      4.79         4.82          0.00
                                                             2007      4.82         5.28          0.00
                                                             2008      5.28         3.29          0.00
                                                             2009      3.29         4.51          0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(b)/..... 2004      4.16         4.33          0.00
                                                             2005      4.33         3.95          0.00

Lazard Mid Cap Division (Class B)........................... 2004     12.45        13.41          0.00
                                                             2005     13.41        14.24          0.00
                                                             2006     14.24        16.05         40.31
                                                             2007     16.05        15.34          0.00
                                                             2008     15.34         9.30          0.00
                                                             2009      9.30        12.50          0.00

Legg Mason Partners Aggressive Growth (Class B)............. 2004      6.53         7.08          0.00
                                                             2005      7.08         7.90          0.00
                                                             2006      7.90         7.63          0.00
                                                             2007      7.63         7.66          0.00
                                                             2008      7.66         4.59          0.00
                                                             2009      4.59         6.00          0.00

Legg Mason Value Equity (Class B)/(f)/...................... 2006      9.12         9.76          0.00
                                                             2007      9.76         9.02          0.00
                                                             2008      9.02         4.02          0.00
                                                             2009      4.02         5.45          0.00

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(f)/. 2004      7.55         8.35          0.00
                                                             2005      8.35         8.77          0.00
                                                             2006      8.77         9.16          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Division
  (formerly Loomis Sayles Small Cap Division) (Class B).. 2004    $22.61       $25.56         0.00
                                                          2005     25.56        26.79         0.00
                                                          2006     26.79        30.65         0.00
                                                          2007     30.65        33.61         0.00
                                                          2008     33.61        21.12         0.00
                                                          2009     21.12        26.96         0.00

Loomis Sayles Small Cap Growth Division
  (formerly Franklin Templeton Small Cap Growth Division
  Class B)).............................................. 2004      8.71         9.63         0.00
                                                          2005      9.63         9.87         0.00
                                                          2006      9.87        10.65         0.00
                                                          2007     10.65        10.91         0.00
                                                          2008     10.91         6.29       554.05
                                                          2009      6.29         8.02         0.00

Lord Abbett Bond Debenture Division (Class B)............ 2004     15.51        16.48        92.03
                                                          2005     16.48        16.44       201.19
                                                          2006     16.44        17.63       183.25
                                                          2007     17.63        18.46         0.00
                                                          2008     18.46        14.76       627.99
                                                          2009     14.76        19.85       771.80

Met/AIM Small Cap Growth Division (Class B).............. 2004     11.26        12.03         0.00
                                                          2005     12.03        12.80         0.00
                                                          2006     12.80        14.37         0.00
                                                          2007     14.37        15.68         0.00
                                                          2008     15.68         9.44       368.96
                                                          2009      9.44        12.41         0.00

Met/Artisan Mid Cap Value Division
  (formerly Harris Oakmark Focused Value Division
  Class B)).............................................. 2004     28.98        31.37         0.00
                                                          2005     31.37        33.82        28.78
                                                          2006     33.82        43.02        37.28
                                                          2007     43.02        34.04         0.00
                                                          2008     34.04        18.02         0.00
                                                          2009     18.02        25.00         0.00

Met/Franklin Income Division (Class B)/(i)/.............. 2008      9.99         7.96         0.00
                                                          2009      7.96        10.00       374.81

Met/Franklin Mutual Shares Division (Class B)/(i)/....... 2008      9.99         6.58         0.00
                                                          2009      6.58         8.08       971.40

Met/Franklin Templeton Founding Strategy Division
  (Class B)/(i)/......................................... 2008      9.99         7.01         0.00
                                                          2009      7.01         8.86         0.00

Met/Templeton Growth Division (Class B)/(i)/............. 2008      9.99         6.55       457.88
                                                          2009      6.55         8.54       456.53

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

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Division (Class B)........... 2004    $11.49       $12.84          0.00
                                                          2005     12.84        14.14        176.38
                                                          2006     14.14        15.26        257.83
                                                          2007     15.26        16.12        182.82
                                                          2008     16.12        10.08        209.30
                                                          2009     10.08        13.54        308.29

MetLife Stock Index Division (Class B)................... 2004     32.28        34.90          0.00
                                                          2005     34.90        35.80        761.21
                                                          2006     35.80        40.52        886.76
                                                          2007     40.52        41.80        769.18
                                                          2008     41.80        25.77        905.98
                                                          2009     25.77        31.88      2,128.35

MFS(R) Research International Division (Class B)......... 2004      9.63        11.03          0.00
                                                          2005     11.03        12.63         78.00
                                                          2006     12.63        15.70        188.05
                                                          2007     15.70        17.48          0.00
                                                          2008     17.48         9.90          0.00
                                                          2009      9.90        12.80          0.00

MFS(R) Total Return Division (Class B)/(c)/.............. 2004     34.63        37.57        720.93
                                                          2005     37.57        37.98      2,111.55
                                                          2006     37.98        41.77      3,022.66
                                                          2007     41.77        42.73      6,662.41
                                                          2008     42.73        32.61     10,151.25
                                                          2009     32.61        37.90      9,731.12

MFS(R) Value Division (Class B).......................... 2004     11.90        12.81          0.00
                                                          2005     12.81        12.38          0.00
                                                          2006     12.38        14.34          0.00
                                                          2007     14.34        13.52          0.00
                                                          2008     13.52         8.81          0.00
                                                          2009      8.81        10.44          0.00

Morgan Stanley EAFE(R) Index Division (Class B).......... 2004      9.38        10.88        151.41
                                                          2005     10.88        12.08        784.62
                                                          2006     12.08        14.89        669.32
                                                          2007     14.89        16.17        531.12
                                                          2008     16.17         9.18        665.73
                                                          2009      9.18        11.57      1,172.79

Neuberger Berman Mid Cap Value Division (Class B)........ 2004     18.20        21.19          0.00
                                                          2005     21.19        23.30          0.00
                                                          2006     23.30        25.46          0.00
                                                          2007     25.46        25.82          0.00
                                                          2008     25.82        13.32          0.00
                                                          2009     13.32        19.34        137.79

Oppenheimer Capital Appreciation Division (Class B)/(d)/. 2005      7.83         8.48          0.00
                                                          2006      8.48         8.97      1,330.91
                                                          2007      8.97        10.07     13,084.61
                                                          2008     10.07         5.35     10,767.80
                                                          2009      5.35         7.55      7,283.21

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

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Oppenheimer Global Equity Division (Class B)........... 2004    $12.43       $14.31          0.00
                                                        2005     14.31        16.31          0.00
                                                        2006     16.31        18.65          0.00
                                                        2007     18.65        19.47          0.00
                                                        2008     19.47        11.37          0.00
                                                        2009     11.37        15.62          0.00

PIMCO Inflation Protected Bond Division (Class B)/(e)/. 2006     10.88        10.96          0.00
                                                        2007     10.96        11.93        249.82
                                                        2008     11.93        10.91     12,891.35
                                                        2009     10.91        12.66     22,705.90

PIMCO Total Return Division (Class B).................. 2004     11.53        11.92          0.00
                                                        2005     11.92        11.98          0.00
                                                        2006     11.98        12.31          0.00
                                                        2007     12.31        13.01          0.00
                                                        2008     13.01        12.83        829.01
                                                        2009     12.83        14.88        915.08

RCM Technology Division (Class B)...................... 2004      4.12         4.28          0.00
                                                        2005      4.28         4.67     12,268.89
                                                        2006      4.67         4.83     12,506.14
                                                        2007      4.83         6.24     12,278.46
                                                        2008      6.24         3.41     12,268.89
                                                        2009      3.41         5.32     12,789.87

Russell 2000(R) Index Division (Class B)............... 2004     13.21        15.09          0.00
                                                        2005     15.09        15.47        159.60
                                                        2006     15.47        17.87        291.07
                                                        2007     17.87        17.26        168.48
                                                        2008     17.26        11.25        507.15
                                                        2009     11.25        13.89        296.58

SSgA Growth ETF Division (Class B)/(e)/................ 2006     10.68        11.36          0.00
                                                        2007     11.36        11.79        641.07
                                                        2008     11.79         7.76          0.00
                                                        2009      7.76         9.85          0.00

SSgA Growth and Income ETF Division (Class B)/(e)/..... 2006     10.49        11.11          0.00
                                                        2007     11.11        11.50          0.00
                                                        2008     11.50         8.47          0.00
                                                        2009      8.47        10.39          0.00

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.95        11.84          0.00
                                                        2005     11.84        12.37          0.00
                                                        2006     12.37        13.72          0.00
                                                        2007     13.72        14.72          0.00
                                                        2008     14.72         8.38          0.00
                                                        2009      8.38        11.79          0.00

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

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class B)......... 2004    $ 6.20       $ 7.02           0.00
                                                         2005      7.02         7.90           0.00
                                                         2006      7.90         8.24           0.00
                                                         2007      8.24         9.53           0.00
                                                         2008      9.53         5.64           0.00
                                                         2009      5.64         8.06           0.00

T. Rowe Price Small Cap Growth Division (Class B)....... 2004     12.07        12.84           0.00
                                                         2005     12.84        13.97           0.00
                                                         2006     13.97        14.22           0.00
                                                         2007     14.22        15.31           0.00
                                                         2008     15.31         9.58           0.00
                                                         2009      9.58        13.05           0.00

Western Asset Management Strategic Bond Opportunities
  Division (Class B).................................... 2004     18.04        19.08           0.00
                                                         2005     19.08        19.23         366.89
                                                         2006     19.23        19.81         397.25
                                                         2007     19.81        20.19         316.42
                                                         2008     20.19        16.82         902.52
                                                         2009     16.82        21.80         973.25

Western Asset Management U.S Government Division
  (Class B)............................................. 2004     14.91        15.23         239.72
                                                         2005     15.23        15.18         933.66
                                                         2006     15.18        15.50         916.62
                                                         2007     15.50        15.84         398.04
                                                         2008     15.84        15.48       1,438.15
                                                         2009     15.48        15.84       2,228.64

MetLife Aggressive Allocation Division (Class B)/(d)/... 2005      9.99        11.12           0.00
                                                         2006     11.12        12.64           0.00
                                                         2007     12.64        12.82           0.14
                                                         2008     12.82         7.50           0.00
                                                         2009      7.50         9.69           0.00

MetLife Conservative Allocation Division (Class B)/(d)/. 2005      9.99        10.27           0.00
                                                         2006     10.27        10.79       4,443.93
                                                         2007     10.79        11.19       7,507.03
                                                         2008     11.19         9.41      14,440.75
                                                         2009      9.41        11.15       4,435.17

MetLife Conservative to Moderate Allocation Division
  (Class B)/(d)/........................................ 2005      9.99        10.49           0.00
                                                         2006     10.49        11.28      68,841.14
                                                         2007     11.28        11.61      11,197.95
                                                         2008     11.61         8.95      44,438.12
                                                         2009      8.95        10.87      39,230.81

MetLife Moderate Allocation Division (Class B)/(d)/..... 2005      9.99        10.72       2,546.27
                                                         2006     10.72        11.78      22,134.36
                                                         2007     11.78        12.08     127,479.50
                                                         2008     12.08         8.47      91,170.91
                                                         2009      8.47        10.53     126,156.77

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Division
  (Class B)/(d)/.................................... 2005   $  9.99      $ 10.94           0.00
                                                     2006     10.94        12.28      46,956.99
                                                     2007     12.28        12.53     113,725.91
                                                     2008     12.53         7.99      73,977.92
                                                     2009      7.99        10.14      76,595.92

At 2.00 Separate Account Charge:
American Funds Bond Division (Class 2)/(e)/......... 2006     14.04        14.68           0.00
                                                     2007     14.68        14.87           0.00
                                                     2008     14.87        13.21       1,130.12
                                                     2009     13.21        14.58       1,257.47

American Funds Global Small Capitalization Division
  (Class 2)......................................... 2004     15.82        18.75           0.00
                                                     2005     18.75        23.04          42.87
                                                     2006     23.04        28.01          58.25
                                                     2007     28.01        33.34           0.00
                                                     2008     33.34        15.18           0.00
                                                     2009     15.18        24.01         217.56

American Funds Growth Division (Class 2)............ 2004    102.41       112.92           0.00
                                                     2005    112.92       128.61          30.26
                                                     2006    128.61       138.96          46.32
                                                     2007    138.96       153.01           0.00
                                                     2008    153.01        84.02           0.00
                                                     2009     84.02       114.82           0.00

American Funds Growth-Income Division (Class 2)..... 2004     79.70        86.22           0.00
                                                     2005     86.22        89.45          32.66
                                                     2006     89.45       101.01          47.81
                                                     2007    101.01       103.99           0.00
                                                     2008    103.99        63.35         156.59
                                                     2009     63.35        81.49         177.65

--------
/(a)/ Inception date: August 23, 2001
/(b)/ The assets of the Met/Putnam Voyager Division were merged into this division prior to the opening of business on May 2, 2005. Accumulation unit values prior to May 2, 2005 are those of the Met/Putnam Voyager Division.
/(c)/ Inception date: May 1, 2004.
/(d)/ Inception date: May 1, 2005.
/(e)/ Inception date: May 1, 2006.
/(f)/ The assets of MFS Investors Trust Division were merged into the Legg
      Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS Investors Trust Division.
/(g)/ The assets of BlackRock Large Cap Division of the Metropolitan Fund were merged into the BlackRock Large Cap Core Division of the Met Investors Fund on April 30, 2007. Accumulation unit values prior to April 30, 2007 are those of the BlackRock Large Cap Division.
/(h)/ Inception date: April 30, 2007.
/(i)/ Inception date: April 28, 2008.

/(j)/ The assets of FI Large Cap Division of the Metropolitan Fund were merged into the BlackRock Legacy Large Cap Growth Division of the Metropolitan Fund on May 1, 2009. Accumulation unit values prior to May 1, 2009 are those of the FI Large Cap Division.
* We are waiving a portion of the Separate Account charge for the investment division investing in the BlackRock Large Cap Core Portfolio. Please see the Table of Expenses in the Prospectus for more information.
+ The accumulation unit values for this American Funds(R) Investment Division are calculated with an additional .15% separate account charge which was in effect prior to May 1, 2004.